     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 15, 2004

                                             1933 ACT REGISTRATION NO. 333-33782
                                             1940 ACT REGISTRATION NO. 811-08579
                                                              CIK NO. 0001051932

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-6
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 8

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 AMENDMENT NO. 3


                   LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE
                                    ACCOUNT R
                           (EXACT NAME OF REGISTRANT)

                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                            (EXACT NAME OF DEPOSITOR)

              1300 South Clinton Street, Fort Wayne, Indiana 46802 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                Depositor's Telephone Number, including Area Code
                                 (260) 455-2000


         Dennis L. Schoff, Esquire                               COPY TO:
The Lincoln National Life Insurance Company           Lawrence A. Samplatsky, Esquire
         1300 South Clinton Street              The Lincoln National Life Insurance Company
               P.O. Box 1110                                 350 Church Street
         Ft. Wayne, Indiana 46802                         Hartford, CT 06103-1106
  (NAME AND ADDRESS OF AGENT FOR SERVICE)


            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Continuous INDEFINITE NUMBER OF UNITS OF INTEREST IN VARIABLE LIFE INSURANCE CONTRACTS
                     (TITLE OF SECURITIES BEING REGISTERED)


     An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ending December 31, 2003 was filed March 26, 2004.


     It is proposed that this filing will become effective (check appropriate box)

     / /  immediately upon filing pursuant to paragraph (b)

     /X/  on 5/1/04 pursuant to paragraph (b)

     / /  60 days after filing pursuant to paragraph (a)(1)
     / /  on 5/1/03 pursuant to paragraph (a) (1) of Rule 485.
          This Post-Effective Amendment designates a new effective date for a previously filed
     / /  Post-Effective Amendment.

                                  PROSPECTUS 1

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

HOME OFFICE LOCATION:                                 ADMINISTRATIVE OFFICE:
1300 SOUTH CLINTON STREET                             CLIENT SERVICE CENTER MVL1
P.O. BOX 1110                                         350 CHURCH STREET
FORT WAYNE, INDIANA 46802                             HARTFORD, CT 06103-1106
(800) 454-6265                                        (800) 444-2363

 A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY ON THE LIVES OF TWO INSUREDS

     This prospectus describes Lincoln SVUL-II, a flexible premium variable life insurance contract (the "policy"), offered by The Lincoln National Life Insurance Company ("Lincoln Life", " the Company", "we", "us", "our"). The policy provides for death benefits and policy values that may vary with the performance of the underlying investment options. Read this prospectus carefully to understand the policy being offered.

     You, the owner, may allocate net premiums to the variable Sub-Accounts of our Flexible Premium Variable Life Account R ("Separate Account"), or to the Fixed Account. Each Sub-Account invests in shares of a certain fund. The policy features funds (the "funds") offered through the following fund families. Comprehensive information on the funds offered may be found in the funds prospectus which is furnished with this prospectus.

                    - AIM VARIABLE INSURANCE FUNDS


                    - ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

                    - AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.


                    - AMERICAN FUNDS INSURANCE SERIES

                    - BARON CAPITAL FUNDS TRUST

                    - DELAWARE VIP TRUST

                    - FIDELITY VARIABLE INSURANCE PRODUCTS

                    - FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

                    - JANUS ASPEN SERIES

                    - LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

                    - MFS(R) VARIABLE INSURANCE TRUST


                    - NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

                    - PUTNAM VARIABLE TRUST

                    - SCUDDER INVESTMENT VIT FUNDS

     Additional information on Lincoln Life, the Separate Account and this policy may be found in the Statement of Additional Information (the "SAI"). See the last page of this prospectus for information on how you may obtain the SAI.

TO BE VALID, THIS PROSPECTUS MUST HAVE THE CURRENT FUNDS' PROSPECTUSES WITH IT. KEEP ALL PROSPECTUSES FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

THIS POLICY MAY NOT BE AVAILABLE IN ALL STATES, AND THIS PROSPECTUS ONLY OFFERS THE POLICY FOR SALE IN JURISDICTIONS WHERE SUCH OFFER AND SALE ARE LAWFUL.


                          PROSPECTUS DATED: MAY 1, 2004

                                TABLE OF CONTENTS


CONTENTS                                         PAGE
--------                                         ----
POLICY SUMMARY                                      3
   Benefits of Your Policy                          3
   Risks of Your Policy                             3
   Charges and Fees                                 4
LINCOLN LIFE, THE SEPARATE ACCOUNT AND
  THE GENERAL ACCOUNT                               7
   Principal Underwriter                            7
   Fund Participation Agreements                    7
   Distribution of the Policies and
    Compensation                                    8
   Funds                                            8
   Fund Withdrawal and Substitution                11
   Voting Rights                                   11
POLICY CHARGES AND FEES                            12
   Premium Load; Net Premium Payment               12
   Surrender Charges                               12
   Partial Surrender Fee                           13
   Fund Transfer Fee                               13
   Mortality and Expense Risk Charge               13
   Cost of Insurance Charge                        13
   Administrative Fee                              14
   Policy Loan Interest                            14
   Rider Charges                                   14
YOUR INSURANCE POLICY                              14
   Application                                     15
   Owner                                           16
   Right to Examine Period                         16
   Initial Specified Amount                        16
   Transfers                                       16
   Limits on Frequent Transfers                    17
   Optional Sub-Account Allocation Programs        18
   Riders                                          18
   Continuation of Coverage                        19
   Termination of Coverage                         19
   State Regulation                                19
PREMIUMS                                           19
   Allocation of Net Premium Payments              20
   Planned Premiums; Additional Premiums           20
   Policy Values                                   21
DEATH BENEFITS                                     22
   Death Benefit Options                           22
   Changes to Initial Specified Amount and
    Death Benefit Options                          23
   Death Benefit Proceeds                          24
POLICY SURRENDERS                                  24
   Partial Surrender                               24
POLICY LOANS                                       25
LAPSE AND REINSTATEMENT                            25
   No Lapse Provision                              26
   Reinstatement of a Lapsed Policy                28
TAX ISSUES                                         28
   Taxation of Life Insurance Contracts in
    General                                        28
   Policies Which Are MECs                         30
   Policies Which Are Not MECs                     30
   Last Survivor Contract                          31
   Other Considerations                            31
   Fair Value of Your Policy                       32
   Tax Status of Lincoln Life                      32
RESTRICTIONS ON FINANCIAL TRANSACTIONS             32
LEGAL PROCEEDINGS                                  33
FINANCIAL STATEMENTS                               33
CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION                           34

POLICY SUMMARY

     BENEFITS OF YOUR POLICY

     DEATH BENEFIT PROTECTION. The policy this prospectus describes is a variable life insurance policy which provides death benefit protection on the lives of two insureds. Upon the death of the first insured, the policy pays no death benefit. The policy will pay the death benefit only when the second insured has died. Variable life insurance is a flexible tool for financial and investment planning for persons needing death benefit protection. You should consider other forms of investments if you do not need death benefit protection, as there are additional costs and expenses in providing the insurance.

     TAX DEFERRED ACCUMULATION. Variable life insurance has significant tax advantages under current tax law. Policy values accumulate on a tax-deferred basis. A transfer of values from one Sub-Account to another within the policy currently generates no taxable gain or loss. Any investment income and realized capital gains within a Sub-Account or interest from the Fixed Account are automatically reinvested without being taxed to the policy owner.

     ACCESS TO YOUR POLICY VALUES. Variable life insurance offers access to policy values. You may borrow against your policy or surrender all or a portion of your policy. Your policy can support a variety of personal and business financial planning needs.

     FLEXIBILITY. The policy is a flexible premium variable life insurance policy in which flexible premium payments are permitted. You may select death benefit options, lapse protection coverage, and policy riders. You may increase or decrease the amount of death benefit. You are able to select, monitor, and change investment choices within your policy. With the wide variety of investment options available, it is possible to fine tune an investment mix to meet changing personal objectives or investment conditions. You should refer to each fund prospectus for comprehensive information on each fund. You may also use the Fixed Account to fund your policy.

     RISKS OF YOUR POLICY

     FLUCTUATING INVESTMENT PERFORMANCE. A Sub-Account is not guaranteed and will increase and decrease in value according to investment performance. Policy values in the Sub-Accounts are not guaranteed. If you put money into the Sub-Accounts, you assume all the investment risk on that money. A comprehensive discussion of each Sub-Account's objective and risk is found in each fund's prospectus. You should review these prospectuses before making your investment decision.

     UNSUITABLE FOR SHORT-TERM INVESTMENT. This policy is intended for long-term financial planning, and is unsuitable for short term goals. Your policy is not designed to serve as a vehicle for frequent trading.

     POLICY LAPSE. Sufficient premiums must be paid to keep a policy in force. There is a risk of lapse if premiums are too low in relation to the insurance amount and if investment results are less favorable than anticipated.

     DECREASING DEATH BENEFIT. Any outstanding policy loans and any amount that you have surrendered or withdrawn will reduce your policy's death benefit.


     ADVERSE CONSEQUENCES OF EARLY SURRENDER. There are surrender charges assessed if you surrender your policy within the first 15 policy years, and fees assessed for partial surrenders in all policy years. Full or partial surrenders may result in tax consequences. Depending on the amount of premium paid, or any reduction in specified amount, there may be little or no surrender value available. Partial surrenders may reduce the policy value and death benefit.


     ADVERSE TAX CONSEQUENCES. You should always consult a tax adviser about the application of federal and state tax rules to your individual situation. The federal income tax treatment of life insurance is complex and current tax treatment of life insurance may change. There are other federal tax consequences such as estate, gift and generation skipping transfer taxes, as well as state and local income, estate and inheritance tax consequences.

     CHARGES AND FEES

     This section describes the fees and expenses that you will pay when buying, owning and surrendering your policy. Refer to the "Policy Charges and Fees" section later in this prospectus for more information.

Table I describes the fees and expenses that you will pay at the time you purchase your policy, surrender your policy, or transfer invested amounts between Sub-Accounts.

                            TABLE I: TRANSACTION FEES


                                                    WHEN CHARGE                                AMOUNT
             CHARGE                                 IS DEDUCTED                                DEDUCTED
------------------------------------  -------------------------------------  ------------------------------------------
Maximum sales charge imposed on       When you pay a premium.                8% from each premium payment.(1)
premiums (load)

Surrender Charge*                     Upon full surrender of your policy
                                      (years 1-15).

  Minimum and Maximum Charge                                                 The surrender charge ranges from a minimum
                                                                             of $2.88 to a maximum of $37.40 per $1000
                                                                             of specified amount.

  Charge for a Representative                                                For a male, age 55, nonsmoker, and a
  Insured                                                                    female, age 55, nonsmoker, in year one,
                                                                             the maximum surrender charge is $13.68 per
                                                                             $1000 of specified amount.

Partial Surrender Fee                 When you take a partial surrender of   The lesser of $25 or 2% of the amount
                                      your policy.                           surrendered.

Fund Transfer Fee                     Applied to any transfer request in     $25
                                      excess of 12 made during any policy
                                      year.

Estate Tax Repeal Rider (optional)    One-time charge at issue (if elected)  $250



(1)8% from each premium payment during the first 15 policy years and 5% thereafter.

Table II describes the fees and expenses that you will pay periodically during the time that you own your policy, not including the fund operating expenses shown in Table III.

          TABLE II: PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES


                                                    WHEN CHARGE                                AMOUNT
             CHARGE                                 IS DEDUCTED                                DEDUCTED
------------------------------------  -------------------------------------  ------------------------------------------
Cost of Insurance*                    Monthly
  Minimum and Maximum Charge                                                 The monthly cost of insurance rates for
                                                                             standard issue individuals ranges from a
                                                                             guaranteed minimum of $0.00 per $1,000 per
                                                                             month to a guaranteed maximum of $83.33
                                                                             per $1,000 per month of net amount at
                                                                             risk.
                                                                             Individuals with a higher mortality risk
                                                                             than standard issue individuals can be
                                                                             charged from 125% to 800% of the standard
                                                                             rate.
  Charge for a Representative                                                For a male, age 55, nonsmoker, and a
  Insured                                                                    female, age 55, nonsmoker, the guaranteed
                                                                             maximum monthly cost of insurance rate is
                                                                             $0.02 per $1000 of net amount at risk in
                                                                             the year of policy issue.

Mortality and Expense Risk Charge     Daily (at the end of each valuation    Daily charge as a percentage of the value
("M&E")                               day).                                  of the Separate Account, guaranteed at an
                                                                             effective annual rate of 0.80% in all
                                                                             policy years.

Administrative Fee*                   Monthly                                A flat fee of $10 per month in all years.
                                                                             For the first 120 months from issue date
  Minimum and Maximum Charge                                                 or increase in specified amount, there is
                                                                             an additional charge. The monthly charge
                                                                             ranges from a minimum of $0.06 per $1000
                                                                             of initial specified amount or increase in
                                                                             specified amount to a maximum of $0.15 per
                                                                             $1000 of initial specified amount or
  Charge for a Representative                                                increase in specified amount.
  Insured                                                                    For a male, age 55, nonsmoker, and a
                                                                             female, age 55, nonsmoker, the maximum
                                                                             additional monthly charge is $0.14 per
                                                                             $1000 of initial specified amount or
                                                                             increase in specified amount.

Policy Loan Interest                  Annually                               8% annually of the amount held in the loan
                                                                             Account.



* These charges and costs vary based on individual characteristics. The charges and costs shown in the tables may not be representative of the charges and costs that a particular policy owner will pay. You may obtain more information about the particular charges, cost of insurance, and the cost of certain riders that would apply to you by requesting a personalized policy illustration from your financial adviser.

Table III shows the annual fund fees and expenses that are deducted daily from your Sub-Account values, on a pro rata basis. The table shows the minimum and maximum total operating expenses charged by the funds that you may pay during the time you own your policy. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

These fees and expenses may change at any time.

       TABLE III: TOTAL ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
                           DEDUCTED FROM FUND ASSETS)


  TOTAL ANNUAL OPERATING EXPENSE              MINIMUM       MAXIMUM
-------------------------------------------  ---------    -----------
Total Management fees, distribution            0.30%        1.59%(2)
and/or service (12b-1) fees, and other
expenses.



(2)Funds may offer waivers and reductions to lower their fees. Currently such waivers and reductions range from 0.00% to 0.79%. These waivers and reductions generally extend through April 30, 2005 but may be terminated at any time by the fund. Refer to the funds prospectus for specific information on any waivers or reductions in effect.

LINCOLN LIFE, THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT

     The Lincoln National Life Insurance Company (Lincoln Life) (EIN 35-0472300), organized in 1905, is an Indiana-domiciled insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies.


     Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) and 403(b) plans, 529 college savings plans, mutual funds, managed accounts, institutional investment and financial planning and advisory services.


     Lincoln Life Flexible Premium Variable Life Account R (Separate Account) is a separate account of the Company which was established on December 2, 1997. The investment performance of assets in the Separate Account is kept separate from that of the Company's General Account. Separate Account assets attributable to the policies are not charged with the general liabilities of the Company. Separate Account income, gains and losses are credited to or charged against the Separate Account without regard to the Company's other income, gains or losses. The Separate Account's values and investment performance are not guaranteed. It is registered with the Securities and Exchange Commission (the "Commission") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and meets the definition of "separate account." Any changes in the investment policy of the Separate Account must be approved by the Indiana Insurance Department.

     Your policy may also be funded in whole or in part through the Fixed Account. In the Fixed Account, your principal is guaranteed. Fixed Account assets are general assets of the Company, and are held in the Company's General Account.


     PRINCIPAL UNDERWRITER

     Lincoln Life is the principal underwriter for the policies, which are offered continuously. The principal underwriter has overall responsibility for establishing a selling plan for the policies. Lincoln Life received $5,179,821 in 2003, $13,188,508 in 2002, and $23,616,808 in 2001 for the
     sale of policies offered through the Separate Account. Lincoln Life retains no underwriting commissions from the sale of the policies.

     FUND PARTICIPATION AGREEMENTS

     In order to make the funds available, Lincoln Life has entered into agreements with the trusts or corporations and their advisers or distributors. In some of these agreements, we must perform certain administrative services for the fund advisers or distributors. For these administrative functions, we may be compensated by the fund at annual rates of between .10% and .40% of the assets attributable to the policies. The compensation may come from 12b-1 fees, or be paid by the advisers or distributors. The funds offered by the following trusts or corporations make payments to Lincoln Life under their distribution plans in consideration of the administrative functions Lincoln Life performs:
     American Funds Insurance Series, Baron Capital Funds Trust, Fidelity Variable Insurance Products, Janus Aspen Series, and Putnam Variable Trust.

     DISTRIBUTION OF THE POLICIES AND COMPENSATION

     The policy may be sold by individuals who, in addition to being appointed as life insurance agents for the Company, are also registered representatives with broker-dealers who maintain selling agreements with us. Included among these broker-dealers are Lincoln Financial Advisors Corporation and Lincoln Financial Distributors, Inc., both of whom are our affiliates. Registered representatives may receive commission and service fees up to 60% of first year premium, plus up to 5% of all other premiums paid. In lieu of premium-based commission, we may pay equivalent amounts over time, based on accumulation value. Registered representatives are also eligible for cash bonuses and "non cash compensation." The latter [as defined in NASD conduct Rule 2820] includes such things as office space, computers, club credit, prizes, awards, training and education meetings.

     Additionally, the broker-dealer may receive compensation on the first year premium and all additional premiums and/or reimbursements for portions of policy sales expenses. In some situations, the broker-dealer may elect to share their commission or expense reimbursement allowance with the registered representative. Depending on the particular selling arrangements, there may be others whom we compensate for distribution activities. For example, we may compensate certain "wholesalers," who control access to certain selling offices, for access to those offices. All compensation is paid from our resources, which include fees and charges imposed on your policy.

     We do not anticipate that the surrender charge, together with the portion of the premium load attributable to sales expense, will cover all sales and administrative expenses which we will incur in connection with your policy. Any such shortfall would be available for recovery from the Company's General Account, which supports insurance and annuity obligations.


     FUNDS

     The variable investment options in the policy are Sub-Accounts of the Separate Account. All amounts allocated or transferred to a Sub-Account are used to purchase shares of the appropriate fund. You do not invest directly in these funds. The investment performance of each Sub-Account will reflect the investment performance of the appropriate fund.

     A given fund may have an investment objective and principal investment strategy similar to those for another fund managed by the same investment adviser or subadviser. However, because of timing of investments and other variables, there will be no correlation between the two investments. Even though the management strategy and the objectives of the funds are similar, the investment results may vary.

     Several of the funds may invest in non-investment grade, high-yield, and high-risk debt securities (commonly referred to as "junk bonds"), as detailed in the individual fund prospectus.

     There is no assurance that the investment objective of any of the funds will be met. You assume all of the investment performance risk for the Sub-Accounts you select. The amount of risk varies significantly among the Sub-Accounts. You should read each fund's prospectus carefully before making investment choices.

     Additional funds may be made available as underlying investments. The right to select among funds will be limited by the terms and conditions imposed by the Company.

     The funds and their investment advisers/subadvisers and objectives are listed below. Comprehensive information on each fund, its objectives and past performance may be found in each fund prospectus.


     AIM VARIABLE INSURANCE FUNDS, advised by A I M Advisors, Inc.

          AIM V. I. GROWTH FUND (SERIES I SHARES): Capital appreciation.

          AIM V. I. INTERNATIONAL GROWTH FUND (SERIES I SHARES): Long-term growth.

          AIM V. I. PREMIER EQUITY FUND (SERIES I SHARES): Long-term growth.

     ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC., advised by Alliance Capital Management, L.P.

          ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO (CLASS A): Growth and income.

          ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO (CLASS A): Maximum capital appreciation.

          ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO (CLASS A): Long-term growth.

          ALLIANCEBERNSTEIN TECHNOLOGY PORTFOLIO (CLASS A): Maximum capital appreciation.

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., advised by American Century Investment Management, Inc.

          INFLATION PROTECTION FUND (CLASS I): Inflation protection.
          THIS FUND WILL BE AVAILABLE AS OF MAY 10, 2004. CONSULT YOUR FINANCIAL ADVISER.

     AMERICAN FUNDS INSURANCE SERIES, advised by Capital Research and Management Company

          GLOBAL GROWTH FUND (CLASS 2): Long-term growth.
          THIS FUND WILL BE AVAILABLE AS OF MAY 10, 2004. CONSULT YOUR FINANCIAL ADVISER.

          GLOBAL SMALL CAPITALIZATION FUND (CLASS 2): Long-term growth.

          GROWTH FUND (CLASS 2): Long-term growth.

          GROWTH-INCOME FUND (CLASS 2): Growth and income.

          INTERNATIONAL FUND (CLASS 2): Long-term growth.

     BARON CAPITAL FUNDS TRUST, advised by BAMCO, Inc.

          BARON CAPITAL ASSET FUND (INSURANCE SHARES): Maximum capital appreciation.

     DELAWARE VIP TRUST, advised by Delaware International Advisers, Ltd. for the Emerging Markets Series, and Delaware Management Company for all of the other Series, with Delaware International Advisers, Ltd. subadvising the Diversified Income Series

          DIVERSIFIED INCOME SERIES (STANDARD CLASS): Total return.
          THIS FUND WILL BE AVAILABLE AS OF MAY 10, 2004. CONSULT YOUR FINANCIAL ADVISER.

          EMERGING MARKETS SERIES (STANDARD CLASS): Capital appreciation.

          HIGH YIELD SERIES (STANDARD CLASS): Total return.

          LARGE CAP VALUE SERIES (STANDARD CLASS): Growth and income.

          REIT SERIES (STANDARD CLASS): Total return.

          SMALL CAP VALUE SERIES (STANDARD CLASS): Capital appreciation.

          TREND SERIES (STANDARD CLASS): Capital appreciation.

          U. S. GROWTH SERIES (STANDARD CLASS): Capital appreciation.

     FIDELITY VARIABLE INSURANCE PRODUCTS, advised by Fidelity Management & Research Company

          CONTRAFUND PORTFOLIO (SERVICE CLASS): Long-term capital appreciation.

          GROWTH PORTFOLIO (SERVICE CLASS): Capital appreciation.

          GROWTH OPPORTUNITIES PORTFOLIO (SERVICE CLASS): Capital growth.

          HIGH INCOME PORTFOLIO (SERVICE CLASS): High current income.

          OVERSEAS PORTFOLIO (SERVICE CLASS): Long-term growth.

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, advised by Franklin Advisers, Inc. for the Franklin Small Cap Fund, Templeton Investment Counsel, LLC for the Templeton Foreign Securities Fund, and by Templeton Global Advisors Limited, with Templeton Asset Management Ltd subadvising, for the Templeton Growth Securities Fund

          FRANKLIN SMALL CAP FUND (CLASS 1): Long-term growth.

          TEMPLETON FOREIGN SECURITIES FUND (CLASS 2): Long-term growth.

          TEMPLETON GROWTH SECURITIES FUND (CLASS 2): Long-term growth.

     JANUS ASPEN SERIES, advised by Janus Capital Management LLC

          BALANCED PORTFOLIO (INSTITUTIONAL SHARES): Long-term growth and current income.

          GLOBAL TECHNOLOGY PORTFOLIO (SERVICE SHARES): Long-term growth.

          MID CAP GROWTH PORTFOLIO (SERVICE SHARES): Long-term growth.

          WORLDWIDE GROWTH PORTFOLIO (INSTITUTIONAL SHARES): Long-term growth.

     LINCOLN VARIABLE INSURANCE PRODUCTS TRUST, advised by Delaware Management Company, with Delaware International Advisers, Ltd. subadvising the International Fund, Fidelity Management & Research Company subadvising the Equity-Income Fund, Janus Capital Management LLC subadvising the Capital Appreciation Fund, T. Rowe Price Associates, Inc. subadvising the Aggressive Growth Fund, and UBS Global Asset Management (Americas) Inc. subadvising the Global Asset Allocation Fund

          AGGRESSIVE GROWTH FUND (STANDARD CLASS): Maximum capital appreciation.

          BOND FUND (STANDARD CLASS): Current income.

          CAPITAL APPRECIATION FUND (STANDARD CLASS): Long-term growth.

          EQUITY-INCOME FUND (STANDARD CLASS): Income.

          GLOBAL ASSET ALLOCATION FUND (STANDARD CLASS): Total return.

          INTERNATIONAL FUND (STANDARD CLASS): Capital appreciation.

          MONEY MARKET FUND (STANDARD CLASS): Preservation of capital.

          SOCIAL AWARENESS FUND (STANDARD CLASS): Capital appreciation.

     MFS(R) VARIABLE INSURANCE TRUST, advised by Massachusetts Financial Services Company

          CAPITAL OPPORTUNITIES SERIES (INITIAL CLASS): Capital appreciation.

          EMERGING GROWTH SERIES (INITIAL CLASS): Long-term growth.

          TOTAL RETURN SERIES (INITIAL CLASS): Growth and income.

          UTILITIES SERIES (INITIAL CLASS): Growth and income.

     NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST, advised by Neuberger Berman Management Inc., and subadvised by Neuberger Berman, LLC

          MID-CAP GROWTH PORTFOLIO (I CLASS): Capital appreciation.

          PARTNERS PORTFOLIO (I CLASS): Capital appreciation.

          REGENCY PORTFOLIO (I CLASS): Long-term growth.

     PUTNAM VARIABLE TRUST, advised by Putnam Investment Management, L.L.C.

          GROWTH & INCOME FUND (CLASS IB): Growth and income.

          HEALTH SCIENCES FUND (CLASS IB): Capital appreciation.

     SCUDDER INVESTMENT VIT FUNDS, advised by Deutsche Asset Management, Inc. and subadvised by Northern Trust Investments, Inc.

          EAFE(R) EQUITY INDEX FUND (CLASS A): Capital appreciation.

          EQUITY 500 INDEX FUND (CLASS A): Capital appreciation.

          SMALL CAP INDEX FUND (CLASS A): Capital appreciation.


     FUND WITHDRAWAL AND SUBSTITUTION

     Lincoln Life may withdraw funds and substitute shares of other funds if:

     1) the shares of any fund should no longer be available for investment by the Separate Account; or

     2) in our judgment, further investment in such shares ceases to be appropriate in view of the purpose of the Separate Account, legal, regulatory or federal income tax restrictions, or for any other reason.

     We will obtain any necessary regulatory or other approvals prior to such a change. We will endorse your policy as required to reflect any withdrawal or substitutions. Substitute funds may have higher charges than the funds being replaced.

     VOTING RIGHTS

     The funds do not hold regularly scheduled shareholder meetings. When a fund holds a special meeting for the purpose of approving changes in the ownership or operation of the fund, the Company is entitled to vote the shares of our Sub-Account invested in that fund. Under our current interpretation of applicable law, you may instruct us how to vote those shares.

     We will notify you when your instructions are needed and will provide information from the fund about the matters requiring the special meeting. We will calculate the number of votes for which you may instruct us based on the amount you have allocated to that Sub-Account, and the value of a share of the corresponding fund, as of a date chosen by the fund (record date). If we receive instructions from you, we will follow those instructions in voting the shares attributable to your policy. If we do not receive instructions from you, we will vote the shares attributable to your policy in the same proportion as we vote other shares based on instructions received from other policy owners.

POLICY CHARGES AND FEES

     Policy charges and fees compensate us for providing your insurance benefit, administering your policy, assuming risks associated with your policy, and incurring sales related expenses. We may profit from any of these charges, and we may use this profit for any purpose, including covering shortfalls from other charges.

     In addition to policy charges, the investment adviser for each of the funds deducts a daily charge as a percent of the value in each fund as an asset management charge. The charge reflects asset management fees of the investment adviser, and other expenses incurred by the funds (including 12b-1 fees for Class 2 shares and other expenses). Values in the Sub-Accounts are reduced by these charges. Future fund expenses may vary. Detailed information about charges and expenses is contained in each fund's prospectus.

     The monthly deductions, including the cost of insurance charges, may be deducted in two ways:

     1) Proportionately from the net accumulation value of each underlying investment option subject to the charge.
     2) From the net accumulation value of specific funds which you have designated.

     If you have selected designated funds, and in a given month there is not sufficient value in those funds to cover the monthly deduction, we will take the remaining monthly deduction pro rata from the rest of the funds in your policy that have value.

     If you have not selected designated funds, the monthly deductions will be taken pro rata from all of the funds in your policy that have value.

     The monthly deductions are made on the "monthly anniversary day," the date of issue and the same day of each month thereafter. If the day that would otherwise be a monthly anniversary day is non-existent for that month, or is not a valuation day, then the monthly anniversary day is the next valuation day. You may select or change designated funds at any time prior to a monthly anniversary day by contacting our Administrative Office.

     If the value is insufficient to cover the current monthly deduction, you have a 61-day grace period to make a payment sufficient to cover that deduction.

     PREMIUM LOAD; NET PREMIUM PAYMENT

     We deduct a maximum charge of 8% of each premium payment during the first 15 policy years and a maximum of 5% thereafter. This amount, referred to as "premium load," covers certain policy-related state and federal tax liabilities. It also covers a portion of the sales expenses incurred by the Company. The premium payment, net of the premium load, is called the "net premium payment."

     SURRENDER CHARGES

     A surrender charge may apply if the policy is totally surrendered. The surrender charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. A schedule of surrender charges is included in each policy.

     The surrender charge varies by age of the insureds, the number of years since the date of issue or the date of an increase in specified amount, and the specified amount. The surrender charge will never exceed $37.40 per $1,000 of specified amount. The duration of the surrender charge is 15 years for full surrenders. A personalized schedule of surrender charges is included in each policy. You may obtain more information about the surrender charges that would apply to your policy by requesting a personalized illustration from your insurance representative.

     Surrender charges are assessed by withdrawing value from the Sub-Accounts and the Fixed Account proportionately. The surrender charge will not exceed the policy value. All surrender charges decline to zero within 15 years following policy issue, or any increase in specified amount.

     If you increase the specified amount, a new surrender charge will be applicable to each increase. This charge is in addition to any surrender charge on the existing specified amount. Upon an increase in specified amount, we will send you supplemental policy specifications reflecting the maximum additional surrender charge.

     If you decrease your specified amount while the surrender charge still applies, the surrender charge will remain the same.

     If your policy includes the Estate Tax Repeal Rider, and if you satisfy its special conditions, you will have a one-time right to cancel your policy without being subject to surrender charges. This is a limited benefit and is subject to our specific definition of Estate Tax Repeal.

     Any surrender may have tax implications. Consult your financial adviser before initiating a surrender.

     PARTIAL SURRENDER FEE

     No surrender charge is imposed on a partial surrender, but an administrative fee of 2% of the amount withdrawn, not to exceed $25, is imposed. This fee is allocated pro rata among the Sub-Accounts and the Fixed Account from which the partial surrender proceeds are taken.

     FUND TRANSFER FEE

     For each transfer request in excess of 12 made during any policy year, we will charge you an administrative fee of $25. This fee is currently being waived, but we reserve the right to charge it.

     MORTALITY AND EXPENSE RISK CHARGE

     We assess a daily mortality and expense risk charge as a percentage of the value of the Sub-Accounts. The mortality risk assumed is that the insureds may live for a shorter period than we originally estimated. The expense risk assumed is that our expenses incurred in issuing and administering the policies will be greater than we originally estimated. The current charge is guaranteed at an effective annual rate of 0.80% in all policy years.

     COST OF INSURANCE CHARGE

     A significant cost of variable life insurance is the "cost of insurance" charge. This charge is the portion of the monthly deduction designed to compensate the Company for the anticipated cost of paying death benefits in excess of the policy value. It is determined based on our expectation of future mortality, investment earnings, persistency and expenses (including taxes).

     The cost of insurance charge depends on the policy duration, the age, underwriting category and gender (in accordance with state law) of the insureds, and the current net amount at risk. The net amount at risk is the death benefit minus the greater of zero or the policy value, and may vary with investment performance, premium payment patterns, and charges. The rate on which the monthly deduction for the cost of insurance is based will generally increase each policy year as the insureds age. Cost of insurance rates are generally lower for healthy individuals.

     The cost of insurance is determined monthly by dividing the death benefit at the beginning of the policy month by 1 plus .0032737 (the monthly equivalent of an effective annual rate of 4%), subtracting the value at the beginning of the policy month, and multiplying the result (the "net amount at risk") by the applicable cost of insurance rate as determined by the Company.

     The current cost of insurance charge may be less than the guaranteed cost of insurance charge, but it will never exceed the maximum cost of insurance charge. A schedule of guaranteed maximum cost of insurance rates is part of your policy.

     ADMINISTRATIVE FEE

     There is a flat monthly deduction of $10. This fee compensates the Company for administrative expenses associated with policy issue and ongoing policy maintenance including premium billing and collection, policy value calculation, confirmations, periodic reports and other similar matters.


     For the first 120 months from issue date or increase in specified amount, there is an additional charge which will never exceed $0.15 per $1,000 of initial specified amount or increase in specified amount. The charge is based on the younger insured's age and the specified amount. If an increase occurs, the younger insured's current insurance age will be the issue age for the new coverage.


     POLICY LOAN INTEREST

     If you borrow against your policy, interest will be charged to the Loan Account value. The annual effective interest rate is 8%. We currently credit 7% interest on the Loan Account value in policy years 1-10 and 8% thereafter. We guarantee the interest credited will never be less than 6% in policy years 1-10 and 7% thereafter.

     RIDER CHARGES

     Estate Tax Repeal Rider. There is a $250 one-time charge at issue for this rider.

YOUR INSURANCE POLICY

     Your policy is a life insurance contract that provides for a death benefit payable upon the death of the second insured. The policy and the application constitute the entire contract between you and Lincoln Life.

     We may add, change or eliminate any funds that the Separate Account or the Sub-Accounts invest in, subject to state and federal laws and regulations. We may substitute a new fund for one that is no longer available for investment, or is no longer suitable for the policy. We will obtain any required approvals from policy owners, the SEC, and state insurance regulators before substituting any funds.

     We may choose to add or remove Sub-Accounts as investment options under the policies, based on marketing needs or investment conditions. If we change any

     Sub-Accounts or substitute any funds, we will make appropriate endorsements to the policies.

     If we obtain appropriate approvals from policy owners and securities regulators, we may:

     - change the investment objective of the Separate Account

     - operate the Separate Account as a management investment company, unit investment trust, or any other form permitted under applicable securities laws

     - deregister the Separate Account

     - combine the Separate Account with another separate account

     We will notify you of any change that is made.


     The policy includes policy specifications pages, with supporting schedules. These pages and schedules provide important information about your policy such as: the identity of the insureds and owner; date of issue; the initial specified amount; the death benefit option selected; issue ages; named beneficiary; initial premium payment; surrender charges; expense charges and fees; guaranteed maximum cost of insurance rates; and No Lapse premium (if elected).


     When your policy is delivered to you, you should review it promptly to confirm that it reflects the information you provided in your application. If not, please notify us immediately.

     The policy is nonparticipating. This means that no dividends are payable to you. In addition, your policy does not share in the profits or surplus earnings of the Company.

     Before purchasing the policy to replace, or to be funded with proceeds from an existing life insurance policy or annuity, make sure you understand the potential impact. The insureds will need to prove current insurability and there may be a new contestable period for the new policy. The death benefit and policy values may be less for some period of time in the new policy.

     The date of issue is the date on which we begin life insurance coverage. This is the date from which policy years, policy anniversary and ages are determined.

     Once your policy is in force, the effective date of payments and requests you send us is usually determined by the day and time we receive them.

     We allow telephone and other electronic transactions when you provide us authorization to do so. Contact our Administrative Office for information on permitted electronic transactions and authorization for electronic transactions.

     Any telephone or other electronic transmission, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience problems, you should send your request in writing to our Administrative Office.

     APPLICATION

     If you decide to purchase a policy, you must first complete an application. A completed application identifies the proposed insureds and provides sufficient information to permit us to begin underwriting risks in the policy. We require a medical history and examination of the proposed insureds. Based on our review of medical information about the proposed insureds, we may decline to provide insurance, or we may place the proposed insureds in a special underwriting category. The monthly cost of insurance charge deducted from the policy value after issue varies depending on the underwriting category, ages, and gender of the insureds.

     A policy may only be issued upon receipt of satisfactory evidence of insurability, and generally when each insured is at least age 18 and at most age 85. Age will be determined by the nearest birthday of each insured.

     OWNER

     The owner on the date of issue is designated in the policy specifications. You, as owner, will make the following choices:

     1) initial death benefit amount and death benefit option;
     2) optional No Lapse protection and riders;
     3) the amount and frequency of premium payments; and
     4) the amount of net premium payment to be placed in the selected Sub-Accounts or the Fixed Account.

     You are entitled to exercise rights and privileges of your policy as long as at least one of the insureds is living. These rights generally include the power to select the beneficiary, request policy loans, make partial surrenders, surrender the policy entirely, name a new owner, and assign the policy. You must inform us of any change in writing. We will record change of owner and beneficiary forms to be effective as of the date you sign them.

     RIGHT-TO-EXAMINE PERIOD

     You may return your policy to us for cancellation within 10 days after you receive it (or a greater number of days if required by your state). This is called the right-to-examine period. If the policy is returned for cancellation within the right-to-examine period, we will refund the full amount of any premium payments made. If a premium payment was made by check, there may be a delay until the check clears.

     Any net premium payments received by us within ten days of the date the policy was issued will be held in the Money Market Sub-Account. At the end of that period, it will be allocated to the Sub-Accounts and the Fixed Account, if applicable, which you designated in your application.

     INITIAL SPECIFIED AMOUNT

     You will select the initial specified amount of death benefit on the application. This may not be less than $250,000. This amount, in combination with a death benefit option, will determine the initial death benefit. The initial specified amount is shown on the policy specifications page.

     TRANSFERS

     You may make transfers among the Sub-Accounts and the Fixed Account, subject to certain provisions. You should carefully consider current market conditions and each fund's objective and investment policy before allocating money to the Sub-Accounts.

     You may not make transfers from the Fixed Account in the first policy year. The amount of all transfers from the Fixed Account in any other policy year may not exceed the greater of:

     1) 25% of the Fixed Account value as of the immediately preceding policy anniversary, or
     2) the total dollar amount transferred from the Fixed Account in the immediately preceding policy year.

     Up to 12 transfer requests (a request may involve more than a single transfer) may be made in any policy year without charge. We may limit transfers from the Fixed Account at any time.

     Requests for transfers must be made in writing, or electronically, if you have previously authorized telephone or other electronic transfers in writing.

     Any transfer among the Sub-Accounts or to the Fixed Account will result in the crediting and cancellation of accumulation units. This will be based on the accumulation unit values determined after our Administrative Office receives a request in writing or adequately authenticated electronic transfer request. Transfer and financial requests received in good order before 4:00 p.m. Eastern time on a business day will normally be effective that day.

     LIMITS ON FREQUENT TRANSFERS

     Your policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt the management of a fund; increase trading and transaction costs and raise expenses; disrupt planned investment strategies; force unplanned portfolio turnover and adversely affect fund performance through asset swings that decrease the fund's ability to provide maximum investment return to all policy owners. Accordingly, organizations and individuals that use market-timing investment strategies and make frequent transfers should not purchase this policy.


     We periodically monitor the frequency and dollar amounts of trades to identify market-timing activity. If we believe we have identified market-timing activity, we will restrict transfers. We reserve the right to restrict, in our discretion and without prior notice, transfers initiated by an individual, market-timing organization or other party authorized to give transfer instructions on behalf of multiple policy owners. Such restrictions include, but are not limited to:

     1) requiring that all transfer requests be made only through regular U.S. mail; and
     2) not accepting transfer instructions from an agent acting on behalf of more than one policy owner; and
     3) not accepting preauthorized transfer forms from market-timers or other entities acting on behalf of more than one policy owner at a time.

     We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine will disadvantage or potentially hurt the rights or interests of other policy owners or harm the funds. Transfer requests may be subject to additional terms and conditions imposed by the funds.

     We will notify you in writing if we have restricted or refused any of your transfer requests. We apply these limitations to all policy owners in a consistent manner.

     OPTIONAL SUB-ACCOUNT ALLOCATION PROGRAMS

     You may elect to participate in programs for dollar cost averaging or automatic rebalancing. There is currently no charge for these programs. You may participate in only one program at any time.

     DOLLAR COST AVERAGING systematically transfers specified dollar amounts from the Money Market Sub-Account. Transfer allocations may be made to one or more of the Sub-Accounts (not the Fixed Account) on a monthly or quarterly basis. These transfers do not count against the free transfers available. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, you may reduce exposure to market volatility. Dollar cost averaging will not assure a profit or protect against a declining market.


     If the owner elects Dollar Cost Averaging from either the Money Market Sub-Account or the Fixed Account the value in that account must be at least $1,000 initially. The minimum amount that may be allocated is $50 monthly.


     You may elect dollar cost averaging on your application, or contact our Administrative Office for information.

     Dollar cost averaging terminates automatically:

     (1) if the value of the Money Market Sub-Account is insufficient to complete the next transfer;
     (2) one week after our Administrative Office receives a request for termination in writing or by telephone, with adequate authentication;
     (3) if the number of designated transfers has been completed; or
     (4) if your policy is surrendered.

     AUTOMATIC REBALANCING periodically restores to a pre-determined level the percentage of policy value allocated to each Sub-Account. The Fixed Account is not subject to rebalancing. The pre-determined level is the allocation initially selected on the application, until changed by the owner. If automatic rebalancing is elected, all net premium payments allocated to the Sub-Accounts will be subject to automatic rebalancing.

     You may select automatic rebalancing on a quarterly, semi-annual or annual basis. Automatic rebalancing may be elected, terminated or the allocation may be changed at any time, by contacting our Administrative Office.

     RIDERS

     We may offer you riders to your policy from time to time. Riders may alter the benefits or charges in your policy, they may vary by state of issue, and their election may have tax consequences to you. Also, if you elect a particular rider, it may restrict the terms of your policy, or of other riders in force. Consult your financial and tax advisers before adding riders to, or deleting them from, your policy.

     ESTATE TAX REPEAL RIDER: If desired, you must select this rider when you initially apply for insurance. In the event of federal estate tax repeal as set forth in the Economic Growth and Tax Relief Reconciliation Act of 2001 (H.R. 1836) being extended, this rider allows you to cancel your policy for an amount equal to the surrender value of the policy plus the applicable surrender charge. There is a one-time $250 charge at issue for this rider.

     For purposes of this rider, estate tax repeal will be deemed to have occurred if federal legislation is enacted into law that extends the estate tax repeal provisions set forth in the Economic Growth and Tax Reconciliation Act of 2001 (H.R. 1836) at least two years beyond January 1, 2011. This new legislation must be in effect on January 1, 2010. The start date for this rider (the date that begins the 12-month "window" for you to exercise the rider) is the later of January 1, 2010, or the date in 2010 upon which legislation is enacted that triggers estate tax repeal, but no later than December 31, 2010.

     This rider terminates on the earliest of:

     1) one year from the start date;
     2) December 31, 2010, provided no Estate Tax Repeal, as defined above, has been enacted;
     3) the date you request termination of the rider;
     4) termination of your policy; or
     5) full surrender of your policy prior to the start date.

     If your policy lapses but is reinstated, the rider will likewise be reinstated, provided such reinstatement occurs before 1) or 2) above.

     CONTINUATION OF COVERAGE

     If at least one of the insureds is still living when the younger insured attains, or would have attained, age 100, and the policy has not been surrendered, the policy will remain in force until surrender or death of the second insured. There are certain changes that will take place:

     1) we will no longer accept premium payments;
     2) we will make no further deductions;
     3) policy values held in the Separate Account will be transferred to the Fixed Account; and
     4) we will no longer transfer amounts to the Sub-Accounts.

     TERMINATION OF COVERAGE

     All policy coverage terminates on the earliest of:

     1) surrender of the policy;
     2) death of the second insured; or
     3) failure to pay the necessary amount of premium to keep your policy in force.

     STATE REGULATION

     The state in which your policy is issued will govern whether or not certain features, riders, charges and fees will be allowed in your policy. You should refer to your policy for these state specific features.

PREMIUMS

     You may select and vary the frequency and the amount of premium payments and the allocation of net premium payments. After the initial premium payment is made there is no minimum premium required, except to maintain the No Lapse provision or to keep the policy in force. Premiums may be paid any time before the younger insured attains, or would have attained, age 100.

     The initial premium must be paid for policy coverage to be effective. This payment must be equal to or exceed the amount necessary to provide for two monthly deductions.

     ALLOCATION OF NET PREMIUM PAYMENTS

     Your net premium payment is the portion of a premium payment remaining, after deduction of the premium load. The net premium payment is available for allocation to the Sub-Accounts or the Fixed Account.

     You first designate the allocation of net premium payments among the Sub-Accounts and Fixed Account on the application. Subsequent net premium payments will be allocated on the same basis unless we are instructed otherwise, in writing. You may change the allocation of net premium payments among the Sub-Accounts and Fixed Account at any time. The amount of net premium payments allocated to the Sub-Accounts and Fixed Account must be in whole percentages and must total 100%. We credit net premium payments to your policy as of the end of the valuation period in which it is received at our Administrative Office. The end of the valuation period is 4:00 P.M., Eastern Time, unless the New York Stock Exchange closes earlier.

     The valuation period is the time between valuation days. A valuation day is every day on which the New York Stock Exchange is open and trading is unrestricted. Your policy values are calculated on every valuation day.

     PLANNED PREMIUMS; ADDITIONAL PREMIUMS

     Planned premiums are the amount of periodic premium (as shown in the policy specifications) you choose to pay the Company on a scheduled basis. This is the amount for which we send a premium reminder notice. Premium payments may be billed annually, semi-annually, or quarterly. You may arrange for monthly pre-authorized automatic premium payments at any time.

     In addition to any planned premium, you may make additional premium payments. These additional payments must be sent directly to our Administrative Office, and will be credited when received by us.

     Unless you specifically direct otherwise, any payment received (other than any premium payment necessary to prevent, or cure, policy lapse) will be applied as premium and will not repay any outstanding loans. There is no premium load on any payment which you specifically direct as repayment of an outstanding loan.

     You may increase planned premiums, or pay additional premiums, subject to the certain limitations. We reserve the right to limit the amount or frequency of additional premium payments.

     We may require evidence of insurability if any payment of additional premium (including planned premium) would increase the difference between the death benefit and the accumulation value. If we are unwilling to accept the risk, your increase in premium will be refunded without interest.

     We may decline any additional premium (including planned premium) or a portion of a premium that would cause total premium payments to exceed the limit for life insurance under federal tax laws. Our test for whether or not your policy exceeds the limit is referred to as the guideline premium test. The excess amount of premium will be returned to you.

     POLICY VALUES

     Policy value in a variable life insurance policy is also called the accumulation value.

     The accumulation value equals the sum of the Fixed Account value, the Separate Account value, and the Loan Account value. At any point in time, the accumulation value reflects:

     1) net premium payments made;
     2) the amount of any partial surrenders;
     3) any increases or decreases as a result of market performance of the Sub-Accounts;
     4) interest credited to the Fixed Account or the Loan Account; and
     5) all charges and fees deducted.

     The Separate Account value, if any, is the portion of the accumulation value attributable to the Separate Account. The value is equal to the sum of the current values of all the Sub-Accounts in which you have invested. This is also referred to as the variable accumulation value.

     A unit of measure used in the calculation of the value of each Sub-Account is the variable accumulation unit. It may increase or decrease from one valuation period to the next. The variable accumulation unit value for a Sub-Account for a valuation period is determined as follows:

     1) the total value of fund shares held in the Sub-Account is calculated by multiplying the number of fund shares owned by the Sub-Account at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund made during the valuation period; minus
     2) the liabilities of the Sub-Account at the end of the valuation period. Such liabilities include daily charges imposed on the Sub-Account, and may include a charge or credit with respect to any taxes paid or reserved for by Lincoln Life that we determine result from the operations of the Separate Account; and
     3) the result of (1) minus (2) is divided by the number of variable accumulation units for that Sub-Account outstanding at the beginning of the valuation period.

     In certain circumstances, and when permitted by law, we may use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.

     The daily charge imposed on a Sub-Account for any valuation period is equal to the daily mortality and expense risk charge multiplied by the number of calendar days in the valuation period.

     The Fixed Account value, if any, reflects amounts allocated or transferred to the Fixed Account, plus interest credited, and less any deductions or partial surrenders. We guarantee the Fixed Account value. Interest is credited daily on the Fixed Account value at the greater of a rate of 0.010746% (equivalent to a compounded annual rate of 4%) or a higher rate determined by the Company.

     The Loan Account value, if any, reflects any outstanding policy loans, including any interest charged on the loans. This amount is held in the Company's General Account. We do not guarantee the Loan Account value. Interest is currently credited on the Loan Account at an effective annual rate of 7% in policy years 1-10 and 8% thereafter. We guarantee the interest credited will never be less than 6% in policy years 1-10 and 7% thereafter.

     The "net" accumulation value is the accumulation value less the Loan Account value. It represents the net value of your policy and is the basis for calculating the surrender value.

     We will tell you at least annually the accumulation value, the number of accumulation units credited to your policy, current accumulation unit values, Sub-Account values, the Fixed Account value and the Loan Account value. We strongly suggest that you review your statements to determine whether additional premium payments may be necessary to avoid lapse of your policy.

DEATH BENEFITS

     The death benefit proceeds is the amount payable to the beneficiary upon the death of the second insured, based upon the death benefit option in effect. Loans, loan interest, partial surrenders, and overdue charges, if any, are deducted from the death benefit proceeds prior to payment.

     DEATH BENEFIT OPTIONS

     Three different death benefit options are available. Regardless of which death benefit option you choose, the death benefit proceeds payable will be the greater of:

     1) the amount determined by the death benefit option in effect on the date of the death of the second insured, less any indebtedness; or
     2) a percentage of the accumulation value equal to that required by the Internal Revenue Code to maintain the policy as a life insurance policy. A schedule of these percentages is in your policy.

The following table provides more information about the death benefit options.

   OPTION           DEATH BENEFIT PROCEEDS EQUAL TO THE                     VARIABILITY
------------   ---------------------------------------------   -----------------------------------------
     1         Specified amount (a minimum of $250,000)        None; level death benefit

     2         Sum of the specified amount plus the net        May increase or decrease over time,
               accumulation value as of the date of the        depending on the amount of premium paid
               second insured's death.                         and the investment performance of the
                                                               underlying Sub-Accounts or the Fixed
                                                               Account.

     3         Sum of the specified amount plus the            Will generally increase, depending on the
               accumulated premiums (all premiums paid minus   amount of premium paid.
               the cumulative policy factor, if that factor
               is elected) up to the limit shown in the
               policy specifications. Any premium paid that
               will cause the death benefit proceeds to
               exceed this limit will be applied to the
               policy, but will not increase the death
               benefit. The cumulative policy factor,
               normally used in business situations, is
               calculated as:

                 a) the applicable monthly rate then used by
                    the Internal Revenue Service (IRS); or
                 b) an alternative monthly rate permitted by
                    the IRS; times
                 c) the specified amount divided by 1000.

     If for any reason the owner does not elect a particular death benefit option, Option 1 will apply until changed by the owner.

     CHANGES TO THE INITIAL SPECIFIED AMOUNT AND DEATH BENEFIT OPTIONS

     Within certain limits, you may decrease or, with satisfactory evidence of insurability, increase the specified amount. The minimum specified amount is currently $250,000.

     The death benefit option may be changed by the owner, subject to our consent, as long as the policy is in force.

     You must submit all requests for changes among death benefit options and changes in the specified amount in writing to our Administrative Office. The minimum increase in specified amount currently permitted is $1,000. If you request a change, a supplemental application and evidence of insurability must also be submitted to us.

 OPTION CHANGE                        IMPACT
--------------  ----------------------------------------------------------------
    1 to 2      The specified amount will be reduced by the accumulation value as of the effective date of change.

    2 to 1 The specified amount will be increased by the accumulation value as of the effective date of change.

    1 to 3      The specified amount will not change.

    3 to 1      The specified amount will be increased by accumulated premiums
                (less the cumulative policy factor if that factor is elected) as of the effective date of change.

    2 to 3 The specified amount will be increased by the accumulation value as of the effective date of change.

    3 to 2      - If the accumulation value is greater than the accumulated premium (less cumulative policy factor if that factor
                  elected), the specified amount will be reduced by the
                  accumulation value less accumulated premium (plus cumulative policy factor if that factor is elected) as of the effective date of change.

                - If the accumulation value is less than the accumulated premium
                  (less the cumulative policy factor if elected), the specified amount will be increased by the accumulated premium (less the cumulative policy factor if that factor is elected), less the accumulation value as of the effective date of change.

     Any reductions in specified amount will be made against the initial specified amount and any later increase in the specified amount on a last in, first out basis. Any increase in the specified amount will increase the amount of the surrender charge applicable to your policy. Changes in specified amount do not affect the premium load as a percentage of premium.

     We may decline any request for change of the death benefit option or reduction of the specified amount if, after the change, the specified amount would be less than the minimum specified amount or would reduce the specified amount below the level required to maintain the policy as life insurance for purposes of federal income tax law.

     Any change is effective on the first monthly anniversary day on, or after, the date of approval of the request by Lincoln Life. If the monthly deduction amount would increase as a result of the change, the changes will be effective on the first monthly anniversary day on which the accumulation value is equal to, or greater than, the monthly deduction amount.

     DEATH BENEFIT PROCEEDS

     Proof of death should be furnished to us at our Administrative Office as soon as possible after the death of both insureds. This notification must include a certified copy of an official death certificate for each insured, a certified copy of a decree of a court of competent jurisdiction as to the finding of death for each insured, or any other proof satisfactory to us.

     After receipt at our Administrative Office of proof of death of both insureds, the death benefit proceeds will ordinarily be paid within seven days. The proceeds will be paid in a lump sum or in accordance with any settlement option selected by the owner or the beneficiary. Payment of the death benefit proceeds may be delayed if your policy is contested or if Separate Account values cannot be determined.

POLICY SURRENDERS

     You may surrender your policy at any time by sending us your policy along with a written request for surrender. If you surrender your policy, all policy coverage will automatically terminate and may not be reinstated. Consult your tax adviser to understand tax consequences of any surrender you are considering.

     The surrender value of your policy is the amount you can receive by surrendering the policy. The surrender value is the net accumulation value less any applicable surrender charge, less any accrued loan interest not yet charged.

     Any surrender results in a withdrawal of values from the Sub-Accounts and Fixed Account that have values allocated to them. Any surrender from a Sub-Account will result in the cancellation of variable accumulation units. The cancellation of such units will be based on the variable accumulation unit value determined at the close of the valuation period during which the surrender is effective. Surrender proceeds will generally be paid within seven days of our receipt of your request.

     PARTIAL SURRENDER

     You may make a partial surrender, withdrawing a portion of your policy values. You may request a partial surrender in writing or electronically, if previously authorized. The total of all partial surrenders may not exceed 90% of the surrender value of your policy. We may limit partial surrenders to the extent necessary to meet the federal tax law requirements. Each partial surrender must be at least $500. Partial surrenders are subject to other limitations as described below.

     Partial surrenders may reduce the accumulation value and the specified amount. The amount of the partial surrender and our administrative fee will be withdrawn from the Sub-Accounts and Fixed Account in proportion to their values. The effect of partial surrenders on the death benefit proceeds depends on the death benefit option in effect at the time of the partial surrender.

 DEATH BENEFIT
OPTION IN EFFECT                   IMPACT OF PARTIAL SURRENDER
----------------  --------------------------------------------------------------
       1          Will reduce the accumulation value and the specified amount.

       2 Will reduce the accumulation value, but not the specified amount.

       3 Will reduce the accumulated premiums, and the specified amount to the extent that the amount of the partial surrender exceeds the accumulated premiums.

     Partial surrender proceeds will generally be paid within seven days of our receipt of your request.

     We may at our discretion decline any request for a partial surrender.

POLICY LOANS

     You may borrow against the surrender value of your policy. The loan may be for any amount up to 100% of the current surrender value. However, we reserve the right to limit the amount of your loan so that total policy indebtedness will not exceed 90% of an amount equal to the accumulation value less surrender charge. A loan agreement must be executed and your policy assigned to us free of any other assignments. Outstanding policy loans and accrued interest reduce the policy's death benefit and accumulation value.

     The amount of your loan will be withdrawn from the Sub-Accounts and Fixed Account in proportion to their values. The Loan Account is the account in which policy indebtedness (outstanding loans and interest) accrues once it is transferred out of the Sub-Accounts and Fixed Account. Amounts transferred to the Loan Account do not participate in the performance of the Sub-Accounts or the Fixed Account. Loans, therefore, can affect the policy's death benefit and accumulation value whether or not they are repaid. Interest on policy loans accrues at an effective annual rate of 8%, and is payable once a year in arrears on each policy anniversary, or earlier upon full surrender or other payment of proceeds of your policy.

     The amount of your loan, plus any accrued but unpaid interest, is added to your outstanding policy loan balance. Unless paid in advance, loan interest due will be transferred proportionately from the Sub-Accounts and Fixed Account. This amount will be treated as an additional policy loan, and added to the Loan Account value. Lincoln Life currently credits interest to the loan account value at a rate of 7% in policy years 1-10 and 8% thereafter, so the net cost of your policy loan is 1% in years 1-10 and 0% thereafter. We guarantee the interest credited will never be less than 6% in policy years 1-10 and 7% thereafter.

     Your outstanding loan balance may be repaid at any time as long as at least one of the insureds is living. The Loan Account will be reduced by the amount of any loan repayment. Any repayment, other than loan interest, will be allocated to the Sub-Accounts and Fixed Account in the same proportion in which net premium payments are currently allocated, unless you instruct otherwise.

     If at any time the total indebtedness against your policy, including interest accrued but not due, equals or exceeds the then current accumulation value less surrender charges, the policy will terminate subject to the conditions in the grace period provision, unless the No Lapse provision is in effect. If your policy lapses while a loan is outstanding, there may be adverse tax consequences.

LAPSE AND REINSTATEMENT

     If at any time the net accumulation value is insufficient to pay the monthly deduction, unless the No Lapse provision is in effect, all policy coverage will terminate. This is referred to as policy lapse. The net accumulation value may be insufficient:

     1) because it has been exhausted by earlier deductions;
     2) as a result of poor investment performance;
     3) due to partial surrenders;
     4) due to indebtedness for policy loans; or
     5) because of a combination of any of these factors.

     If we have not received your premium payment (or payment of indebtedness on policy loans) necessary so that the net accumulation value of your policy is sufficient to pay the monthly deduction amount on a monthly anniversary day, we will send a written notice to you, or any assignee of record. The notice will state the amount of the premium payment (or payment of indebtedness on policy loans) that must be paid to avoid termination of your policy.


     If the amount in the notice is not paid to us within the grace period, then the policy will terminate. The grace period is the later of (a) 31 days after the notice was mailed, and (b) 61 days after the monthly anniversary day on which the monthly deduction could not be paid. If the insured dies during the grace period, we will deduct any charges due to us from any death benefit that may be payable under the terms of the policy.


     NO LAPSE PROVISION

     You may elect a No Lapse provision in your policy. If elected, this means that your policy will not lapse as long as you have paid the required No Lapse premium. The No Lapse premium is the cumulative premium required to maintain the No Lapse provision, preventing your policy from lapse, and is shown in the policy specifications.

     There is no difference in the calculation of policy values and death benefit between a policy that has the No Lapse provision, and a policy that does not. This is true whether or not the No Lapse provision is active and keeping the policy from lapsing.

     Availability of the No Lapse provision may vary in some states. Where available, there is no charge for this feature. It is only available with death benefit options 1 and 2.

     There are three levels of No Lapse protection, all of which must be elected at the time of policy application.

     1) a guarantee until the younger insured reaches, or would have reached, age 100;
     2) a guarantee for the first 20 policy years; and
     3) a guarantee for the first 10 policy years.

                                                                         PROVISION WILL TERMINATE
    LEVEL                      LAPSE PROTECTION                            UPON THE EARLIEST OF
---------------   ------------------------------------------   ------------------------------------------
Age 100           If elected, a payment of the age 100 No      1) the age 100 premium requirement is not
                  Lapse premium is due as of the date of          met,
                  issue and each monthly anniversary day to    2) there is an increase in the specified
                  guarantee the policy will not lapse before      amount,
                  the younger insured reaches, or would have   3) there is a change in the death benefit
                  reached, age 100. All, or a portion of,         option, or
                  the remaining monthly premiums can be paid   4) the younger insured reaches, or would
                  in advance at any time.                         have reached, age 100.

                  As long as the sum of all premium payments   A period of at least 61 days will be
                  (less any indebtedness and partial           granted for the age 100 No Lapse premium
                  surrenders) is at least equal to the sum     if on any monthly anniversary day it is
                  of the age 100 no lapse premiums since the   determined that the age 100 No Lapse
                  date of issue, the policy will not lapse     premium has not been met. At least 31 days
                  even if the net accumulation value is        before the end of that period, we will
                  insufficient to meet the monthly             notify you of the amount of premium
                  deductions.                                  necessary to maintain the age 100 No Lapse
                                                               provision.

                                                               Once the age 100 No Lapse provision is
                                                               terminated, it cannot be reinstated.
                                                               However, you may still qualify for either
                                                               the 20 year or 10 year No Lapse provision.

                                                                         PROVISION WILL TERMINATE
    LEVEL                      LAPSE PROTECTION                            UPON THE EARLIEST OF
---------------   ------------------------------------------   ------------------------------------------
First 20          If elected, a payment of the 20 year No      1) a change in the death benefit option,
policy years      Lapse premium is due as of the date of       2) there is an increase in the specified
                  issue and each monthly anniversary day to       amount,
                  guarantee the policy will not lapse in the   3) the younger insured reaches, or would
                  first 20 policy years. All, or a portion        have reached, age 100, or
                  of, the remaining monthly premiums can be    4) the beginning of the 21st policy year.
                  paid in advance at any time.
                                                               A period of at least 61 days will be
                  As long as the sum of all premium payments   granted for the 20 year No Lapse premium
                  (less any indebtedness and partial           if on any monthly anniversary day it is
                  surrenders) is at least equal to the sum     determined that the 20 year No Lapse
                  of the 20 year No Lapse premiums since the   premium has not been met. At least 31 days
                  date of issue, the policy will not lapse     before the end of that period, we will
                  in the first 20 policy years, even if the    notify you of the amount of premium
                  net accumulation value is insufficient to    necessary to maintain the 20 year No Lapse
                  meet the monthly deductions.                 provision.

                                                               Once the 20 year No Lapse provision is
                                                               terminated, it cannot be reinstated.
                                                               However, you may still qualify for the 10
                                                               year No Lapse provision.

                                                               Continuing to pay the 20 year No Lapse
                                                               premium beyond the termination of the 20
                                                               year No Lapse provision does not guarantee
                                                               that the policy will not lapse. Payments
                                                               must be sufficient to cover your monthly
                                                               deductions.

                                                               However, you may still qualify for the 10
                                                               year No Lapse provision.

First 10          If elected, a payment of the 10 year No      1) a change in the death benefit option,
policy years      Lapse premium is due as of the date of       2) there is an increase in the specified
                  issue and each monthly anniversary day to       amount,
                  guarantee the policy will not lapse in the   3) the younger insured reaches, or would
                  first 10 policy years. All, or a portion        have reached, age 100, or
                  of, the remaining monthly premiums can be    4) the beginning of 11th policy year.
                  paid in advance at any time.
                                                               A period of at least 61 days will be
                  As long as the sum of all premium payments   granted for the 10 year No Lapse premium
                  (less any indebtedness and partial           if on any monthly anniversary day it is
                  surrenders) is at least equal to the sum     determined that the 10 year No Lapse
                  of the 10 year No Lapse premiums since the   premium has not been met. At least 31 days
                  date of issue, the policy will not lapse     before the end of that period, we will
                  in the first 10 policy years, even if the    notify you of the amount of premium
                  net accumulation value is insufficient to    necessary to maintain the 10 year No Lapse
                  meet the monthly deductions.                 provision.

                                                               Once the 10 year No Lapse provision is
                                                               terminated, it cannot be reinstated.

                                                               Continuing to pay the 10 year No Lapse
                                                               premium beyond the termination of the 10
                                                               year No Lapse provision does not guarantee
                                                               that the policy will not lapse. Payments
                                                               must be sufficient to cover your monthly
                                                               deductions.

     If you fail to satisfy the requirements for the age 100, 20 year and 10 year No Lapse provisions, and you have paid insufficient premium to cover your monthly deductions, the policy, after notice, and expiration of the policy grace period, will lapse.

     Your levels of No Lapse premiums are shown on the policy specifications pages. To determine if you are meeting the cumulative premium payment required to retain the No Lapse protection, review your most recent quarterly statement or contact our Administrative Office.

     If the No Lapse provision terminates, the premiums you must pay to keep the policy in force may be significantly higher than the No Lapse premium would have been. If you pay only the minimum premium needed to keep the No Lapse provision in force, you may be foregoing the potential for increased accumulation value that higher premium payments could provide.

     REINSTATEMENT OF A LAPSED POLICY

     If the No Lapse provision is not in effect, and your policy has lapsed, you may reinstate your policy within five years of the policy lapse date, if both insureds are living, provided:

     1) it has not been surrendered;
     2) there is an application for reinstatement in writing;
     3) satisfactory evidence of insurability of both insureds is furnished to us and we agree to accept the risk for both insureds;

     4) we receive a payment sufficient to keep your policy in force for at least two months; and

     5) any accrued loan interest is paid.

     The reinstated policy will be effective as of the monthly anniversary day after the date on which we approve your application for reinstatement. Surrender charges will be reinstated as of the policy year in which your policy lapsed. Your accumulation value at reinstatement will be the net premium payment then made less all monthly deductions due.

TAX ISSUES

     The federal income tax treatment of your policy is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your policy and is not intended as tax advice. This discussion also does not address other federal tax consequences, such as estate, gift and generation skipping transfer taxes, or any state and local income, estate and inheritance tax consequences, associated with the policy. You should always consult a tax adviser about the application of tax rules to your individual situation.

     TAXATION OF LIFE INSURANCE CONTRACTS IN GENERAL

     TAX STATUS OF THE POLICY. Section 7702 of the Internal Revenue Code ("Code") establishes a statutory definition of life insurance for federal tax purposes. We believe that the policy will meet the statutory definition of life insurance under the guideline premium test, which provides for a maximum amount of premium paid in relation to the death benefit and a minimum amount of death benefit in relation to policy value. As a result, the death benefit payable will generally be excludable from the beneficiary's gross income, and interest and other income credited will not be taxable unless certain withdrawals are made (or are deemed to be made) from the policy prior to the death of the insured, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Separate Account are "adequately diversified" in accordance with Treasury Department regulations, and (2) we, rather than you, are considered the owner of the assets of the Separate Account for federal income tax purposes.

     The Code also recognizes a cash value accumulation test, which does not limit premiums paid, but requires the policy to provide a minimum death benefit in relation to the policy value, depending on the insured's age, gender, and risk classification. We do not apply this test to the policy.

     INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a policy to be treated as a life insurance contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." IRS regulations define standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the policy value over the policy premium payments. Although we do not control the investments of the Sub-Accounts, we expect that the Sub-Accounts will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

     RESTRICTION ON INVESTMENT OPTIONS. Federal income tax law limits your right to choose particular investments for the policy. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate policy values among the Sub-Accounts may exceed those limits. If so, you would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing policies. We reserve the right to modify the policy without your consent to try to prevent the tax law from considering you as the owner of the assets of the Separate Account.

     NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantee regarding the tax treatment of any policy or of any transaction involving a policy. However, the remainder of this discussion assumes that your policy will be treated as a life insurance contract for federal income tax purposes and that the tax law will not impose tax on any increase in your policy value until there is a distribution from your policy.

     TAX TREATMENT OF LIFE INSURANCE DEATH BENEFIT PROCEEDS. In general, the amount of the death benefit payable from a policy because of the death of the insured is excludable from gross income. Certain transfers of the policy for valuable consideration, however, may result in a portion of the death benefit being taxable. If the death benefit is not received in a lump sum and is, instead, applied to one of the settlement options, payments generally will be prorated between amounts attributable to the death benefit which will be excludable from the beneficiary's income and amounts attributable to interest (accruing after the insured's death) which will be includible in the beneficiary's income.

     TAX DEFERRAL DURING ACCUMULATION PERIOD. Under existing provisions of the Code, except as described below, any increase in your policy value is generally not taxable to you unless amounts are received (or are deemed to be received) from the policy prior to the insured's death. If there is a total withdrawal from the policy, the surrender value will be includible in your income to the extent the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, such debt will be treated as an amount received by the owner.) The "investment in the contract" generally is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or other amounts deemed to be distributed) from the policy constitute income to you depends, in part, upon whether the policy is considered a "modified endowment contract" (a "MEC") for federal income tax purposes.

     POLICIES WHICH ARE MECS

     CHARACTERIZATION OF A POLICY AS A MEC. A modified endowment contract (MEC) is a life insurance policy that meets the requirements of Section 7702 and fails the "7-pay test" of 7702A of the Code. A policy will be classified as a MEC if premiums are paid more rapidly than allowed by a "7-pay test", a test that compares actual paid premium in the first seven years against a pre-determined premium amount as defined in 7702A of the Code. A policy may also be classified as a MEC if it is received in exchange for another policy that is a MEC. In addition, even if the policy initially is not a MEC, it may in certain circumstances become a MEC. These circumstances would include a material change of the policy (within the meaning of the tax law), and a withdrawal or reduction in the death benefit during the first seven policy years.

     TAX TREATMENT OF WITHDRAWALS, LOANS, ASSIGNMENTS AND PLEDGES UNDER MECS. If the policy is a MEC, withdrawals from your policy will be treated first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the policy value exceeds the investment in the policy. The Code treats any amount received as a loan under a policy, and any assignment or pledge (or agreement to assign or pledge) any portion of your policy value, as a withdrawal of such amount or portion. Your investment in the policy is increased by the amount includible in income with respect to such assignment, pledge, or loan.

     PENALTY TAXES PAYABLE ON WITHDRAWALS. A 10% penalty tax may be imposed on any withdrawal (or any deemed distribution) from your MEC which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals or surrenders that: you receive on or after you reach age 59 1/2, you receive because you became disabled (as defined in the tax law), or you receive as a series of substantially equal periodic payments for your life (or life expectancy).

     SPECIAL RULES IF YOU OWN MORE THAN ONE MEC. In certain circumstances, you must combine some or all of the life insurance contracts which are MECs that you own in order to determine the amount of withdrawal (including a deemed withdrawal) that you must include in income. For example, if you purchase two or more MECs from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such policies as one contract. Treating two or more policies as one contract could affect the amount of a withdrawal (or a deemed withdrawal) that you must include in income and the amount that might be subject to the 10% penalty tax described above.

     POLICIES WHICH ARE NOT MECS

     TAX TREATMENT OF WITHDRAWALS. If the policy is not a MEC, the amount of any withdrawal from the policy will generally be treated first as a non-taxable recovery of premium payments and then as income from the policy. Thus, a withdrawal from a policy that is not a MEC will not be includible in income except to the extent it exceeds the investment in the policy immediately before the withdrawal.

     CERTAIN DISTRIBUTIONS REQUIRED BY THE TAX LAW IN THE FIRST 15 POLICY YEARS.
     Section 7702 places limitations on the amount of premium payments that may be made and the policy values that can accumulate relative to the death benefit. Where cash distributions are required under Section 7702 in connection with a reduction in benefits during the first 15 years after the policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income. A reduction in benefits may occur when the face amount is decreased, withdrawals are made, and in certain other instances.

     TAX TREATMENT OF LOANS. If your policy is not a MEC, a loan you receive under the policy is generally treated as your indebtedness. As a result, no part of any loan under such a policy constitutes income to you so long as the policy remains in force. Nevertheless, in those situations where the interest rate credited to the loan account equals the interest rate charged to you for the loan, it is possible that some or all of the loan proceeds may be includible in your income. If a policy lapses (or if all policy value is withdrawn) when a loan is outstanding, the amount of the loan outstanding will be treated as withdrawal proceeds for purposes of determining whether any amounts are includible in your income.

     LAST SURVIVOR CONTRACT

     Although we believe that the policy, when issued as a last survivor contract, complies with Section 7702 of the Code, the manner in which
     Section 7702 should be applied to last survivor contracts is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702 regarding this form of contract, there is necessarily some uncertainty whether a last survivor contract will meet the Section 7702 definition of a life insurance contract. As a result, we may need to return a portion of your premium (with earnings) and impose higher cost of insurance charges in the future.

     Due to the coverage of more than one insured under the policy, there are special considerations in applying the 7-pay test. For example, a reduction in the death benefit at any time, such as may occur upon a partial surrender, may cause the policy to be a MEC. Also and more generally, the manner of applying the 7-pay test is somewhat uncertain in the case of policies covering more than one insured.

     OTHER CONSIDERATIONS

     INSURED LIVES PAST AGE 100. If the younger insured survives beyond the end of the mortality table used to measure charges the policy, which ends at age 100, we believe your policy will continue to qualify as life insurance for federal tax purposes. However, there is some uncertainty regarding this treatment, and it is possible that you would be viewed as constructively receiving the cash value in the year the younger insured attains age 100.

     COMPLIANCE WITH THE TAX LAW. We believe that the maximum amount of premium payments we have determined for the policies will comply with the federal tax definition of life insurance. We will monitor the amount of premium payments, and, if the premium payments during a policy year exceed those permitted by the tax law, we will refund the excess premiums within 60 days of the end of the policy year and will pay interest and other earnings (which will be includible in income subject to tax) as required by law on the amount refunded. We also reserve the right to increase the death benefit (which may result in larger charges under a policy) or to take any other action deemed necessary to maintain compliance of the policy with the federal tax definition of life insurance.

     DISALLOWANCE OF INTEREST DEDUCTIONS. If an entity (such as a corporation or a trust, not an individual) purchases a policy or is the beneficiary of a policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the policy may not be deductible by the entity. However, this rule does not apply to a policy owned by an entity engaged in a trade or business which covers the life of an individual who is a 20-percent owner of the entity, or an officer, director, or employee of the trade or business, at the time first covered by the policy. This rule also does not apply to a policy owned by an entity engaged in a trade or business which covers the joint lives of the 20% owner of the entity and the owner's spouse at the time first covered by the policy.

     FEDERAL INCOME TAX WITHHOLDING. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a policy unless you notify us in writing at or before the time of the distribution that tax is not to be withheld. Regardless of whether you request that no taxes be withheld or whether the Company withholds a sufficient amount of taxes, you will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

     CHANGES IN THE POLICY OR CHANGES IN THE LAW. Changing the owner, exchanging the policy, and other changes under the policy may have tax consequences (in addition to those discussed herein) depending on the circumstances of such change. The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

     FAIR VALUE OF YOUR POLICY


     It is sometimes necessary for tax and other reasons to determine the "value" of your policy. The value can be measured differently for different purposes. It is not necessarily the same as the accumulation value or the net accumulation value. You, as the owner, should consult with your advisers for guidance as to the appropriate methodology for determining the fair market value of the policy.


     TAX STATUS OF LINCOLN LIFE

     Under existing federal income tax laws, the Company does not pay tax on investment income and realized capital gains of the Separate Account. Lincoln Life does not expect that it will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

     In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a premium payment and/or freeze a policy owner's account. This means we could refuse to honor requests for transfers, withdrawals, surrenders, loans, assignments, beneficiary changes or death benefit payments. Once frozen, monies would be moved from the Separate Account to a segregated interest-bearing account maintained for the policy owner, and held in that account until instructions are received from the appropriate regulator.

LEGAL PROCEEDINGS


     Lincoln Life is involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.

     After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of Lincoln Life, the Separate Account or the Principal Underwriter.


FINANCIAL STATEMENTS

     Financial statements of the Separate Account and consolidated financial statements of the Company are located in the SAI.

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Additional information about Lincoln Life, the Separate Account and your policy may be found in the Statement of Additional Information (SAI).

                          TABLE OF CONTENTS OF THE SAI


GENERAL INFORMATION                                 2
   Lincoln Life                                     2
   Registration Statement                           2
   Changes of Investment Policy                     2
   Principal Underwriter                            3
   Disaster Plan                                    3
   Advertising                                      3
SERVICES                                            3
   Independent Auditors                             3
   Accounting Services                              3
   Checkbook Service for Disbursements              4
POLICY INFORMATION                                  4
   Assignment                                       4
   Change of Ownership                              4
   Beneficiary                                      4
   Change of Plan                                   5
   Settlement Options                               5
   Deferral of Payments                             6
   Incontestability                                 6
   Misstatement of Age or Gender                    6
   Suicide                                          6
FINANCIAL STATEMENTS                                6
   Separate Account                               R-1
   Company                                        S-1
PERFORMANCE DATA                                  P-1


The SAI may be obtained, at no cost to you, by contacting our Administrative Office at the address or telephone number listed on the first page of this prospectus. Your SAI will be sent to you via first class mail within three business days of your request. You may make inquiries about your policy to this same address and telephone number.

You may request personalized illustrations of death benefits and policy values from your financial adviser without charge.

You may review or copy this prospectus, the SAI, or obtain other information about the Separate Account at the Securities and Exchange Commission's Public Reference Room. You should contact the SEC at (202) 942-8090 to obtain information regarding days and hours the reference room is open. You may also view information at the SEC's Internet site, http://www.sec.gov. Copies of information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

This prospectus, the funds prospectus, and the SAI are also available on our Internet site, www.LFG.com

Lincoln Life Flexible Premium Variable Life Account R
1933 Act Registration No. 333-33782
1940 Act Registration No. 811-08579

                               END OF PROSPECTUS

                    STATEMENT OF ADDITIONAL INFORMATION (SAI)


                                DATED MAY 1, 2004
                  RELATING TO PROSPECTUS DATED MAY 1, 2004 FOR


                             LINCOLN SVUL-II PRODUCT

        LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R, REGISTRANT

             THE LINCOLN NATIONAL LIFE INSURANCE COMPANY, DEPOSITOR

The SAI is not a prospectus. The SAI provides you with additional information about Lincoln Life, the Separate Account and your policy. It should be read in conjunction with the product prospectus.

A copy of the product prospectus may be obtained without charge by writing to our Administrative Office:
       Client Service Center, MVL-1
       350 Church Street
       Hartford, CT 06103-1106;
or by telephoning 1-800-444-2363, and requesting a copy of the Lincoln SVUL-II product prospectus.

                    TABLE OF CONTENTS OF THE SAI


CONTENT                                          PAGE
-------                                          ----
GENERAL INFORMATION                                 2
   Lincoln Life                                     2
   Registration Statement                           2
   Changes of Investment Policy                     2
   Principal Underwriter                            3
   Disaster Plan                                    3
   Advertising                                      3
SERVICES                                            3
   Independent Auditors                             3
   Accounting Services                              3
   Checkbook Service for Disbursements              4
POLICY INFORMATION                                  4
   Assignment                                       4
   Change of Ownership                              4
   Beneficiary                                      4
   Change of Plan                                   5
   Settlement Options                               5
   Deferral of Payments                             6
   Incontestability                                 6
   Misstatement of Age or Gender                    6
   Suicide                                          6
FINANCIAL STATEMENTS                                6
   Separate Account                               R-1
   Company                                        S-1
PERFORMANCE DATA                                  P-1

GENERAL INFORMATION

     LINCOLN LIFE

     The Lincoln National Life Insurance Company ("Lincoln Life", "the Company", "we", "us", "our") (EIN 35-0472300), organized in 1905, is an
     Indiana-domiciled insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies.


     Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) and 403(b) plans, 529 college savings plans, mutual funds, managed accounts, institutional investment and financial planning and advisory services.


     Lincoln Life is subject to the laws of Indiana governing insurance companies and to regulation by the Indiana Insurance Department ("Insurance Department"). An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of the Company for the preceding year along with the Company's financial condition as of the end of that year. Regulation by the Insurance Department includes periodic examination to determine our contract liabilities and reserves. Our books and accounts are subject to review by the Insurance Department at all times and a full examination of our operations is conducted periodically by the Insurance Department. Such regulation does not, however, involve any supervision of management practices or policies, or our investment practices or policies.

     A blanket bond with a per event limit of $25 million and an annual policy aggregate limit of $50 million covers all of the officers and employees of the Company.

     REGISTRATION STATEMENT

     A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered. The Registration Statement, its amendments and exhibits, contain information beyond that found in the prospectus and the SAI. Statements contained in the prospectus and the SAI as to the content of policies and other legal instruments are summaries.

     CHANGES OF INVESTMENT POLICY

     Lincoln Life may materially change the investment policy of the Separate Account. If this decision is made, we must inform the owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments. The state insurance departments would not approve the change in investment policy if found to be detrimental to the interests of the owners of the policies or the end result would render our operations hazardous to the public.

     If an owner objects, his or her policy may be converted to a substantially comparable fixed benefit life insurance policy offered by us on the lives of both insureds. The owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of such change to make this conversion. We will not require evidence of insurability for this conversion.

     The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance equal to or lower than the amount of the death benefit of the current policy on the date of the conversion.

     PRINCIPAL UNDERWRITER

     Lincoln Life, 1300 S. Clinton Street, Fort Wayne, IN 46802, is the principal underwriter for the policies, which are offered continuously. Lincoln Life is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers ("NASD"). The principal underwriter has overall responsibility for establishing a selling plan for the policies.


     DISASTER PLAN


     We have assigned full-time staff devoted to the development of business continuity plans in conjunction with a national vendor. In addition, we have a site available in which to recover our critical business functions in the event of a disaster. We also conduct tests of our capabilities and plans in the event of a disaster.

     ADVERTISING


     Lincoln Life is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's, Duff & Phelps and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Lincoln Life. The ratings are not intended to reflect the investment experience or financial strength of the Separate Account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.


SERVICES


     INDEPENDENT AUDITORS

     The financial statements of the Separate Account and the consolidated financial statements of Lincoln Life appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana 46802, as set forth in their reports, also appearing elsewhere in this SAI and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on their authority as experts in accounting and auditing.


     ACCOUNTING SERVICES

     We have entered into an agreement with the Delaware Service Company, Inc., 2005 Market Street, Philadelphia, PA, 19203, to provide accounting services to the Separate Account. Lincoln Life makes no separate charge against the assets of the Separate Account for this service.

     CHECKBOOK SERVICE FOR DISBURSEMENTS

     We offer a checkbook service in which the death benefit proceeds are transferred into an interest-bearing account, in the beneficiary's name as owner of the account. Your beneficiary has quick access to the proceeds and is the only one authorized to transfer proceeds from the account. This service allows the beneficiary additional time to decide how to manage death benefit proceeds with the balance earning interest from the day the account is opened.

     We also offer this same checkbook service for surrenders of your policy of $500,000 or more. Once your request is processed, proceeds are placed in an interest-bearing account in your name. You have complete access to your proceeds through check writing privileges. You have the choice of leaving proceeds in this account or you may write checks immediately -- even a check for the entire amount.

POLICY INFORMATION

     ASSIGNMENT

     While either insured is living, you may assign your rights in the policy, including the right to change the beneficiary designation. The assignment must be in writing, signed by you and recorded at our Administrative Office. We will not be responsible for any assignment that is not submitted for recording, nor will we be responsible for the sufficiency or validity of any assignment. Any assignment is subject to any indebtedness owed to Lincoln Life at the time the assignment is recorded and any interest accrued on such indebtedness after we have recorded any assignment.

     Once recorded, the assignment remains effective until released by the assignee in writing. As long as an effective assignment remains outstanding, the owner will not be permitted to take any action with respect to the policy without the consent of the assignee in writing.

     CHANGE OF OWNERSHIP

     As long as either insured is living, you may name a new owner by recording a change in ownership in writing at our Administrative Office. The change will be effective the later of the date of execution of the document of transfer or the date we record it. We may require that the policy be submitted to us for endorsement before making a change.

     BENEFICIARY

     The beneficiary is initially designated on the application and is the person who will receive the death benefit proceeds payable. Multiple beneficiaries will be paid in equal shares, unless otherwise specified to the Company.

     You may change the beneficiary at any time while either insured is living, except when we have recorded an assignment of your policy or an agreement not to change the beneficiary. Any request for a change in the beneficiary must be in writing, signed by you, and recorded at our Administrative Office. If the owner has not reserved the right to change the beneficiary, such a request requires the consent of the beneficiary. The change will be effective as of the date of signature or, if there is no such date, the date recorded.

     If any beneficiary dies before the death of the second insured, that beneficiary's potential interest shall pass to any surviving beneficiaries, unless otherwise specified to the

     Company. If no named beneficiary survives at the time of the death of the second insured, any death benefit proceeds will be paid to you, as the owner, or to your executor, administrator or assignee.

     CHANGE OF PLAN

     You may exchange your policy without any evidence of insurability, for any one of the permanent life insurance policies then being issued by the Company which belong to the same class as this policy. Your request for exchange must be in writing. Unless agreed otherwise, the new policy will have the same initial amount of insurance, date of issue and ages of both insureds as the original policy.

     You may exchange the policy for separate single life policies on each of the insureds under any of the following circumstances:

     (1) a change in the Internal Revenue Code (IRC) that would result in a less favorable tax treatment of the insurance provided under this policy,
     (2) the insureds are legally divorced while this policy is in force, or
     (3) the insureds' business is legally dissolved while the policy is in force.

     An exchange for separate policies is subject to all of the following conditions:

     (1) both insureds are alive and the policy is in force at the time of the change in circumstances noted above,
     (2) both insureds furnish evidence of insurability satisfactory to the Company, unless (a) the exchange is applied for within 12 months of the enactment of the change in the IRC, or (b) the exchange is applied for within 24 months of the date of legal divorce with the exchange to become effective after 24 months following the date of legal divorce,
     (3) the amount of insurance of each new policy is not larger than one half of the amount of insurance then in force under this policy, and
     (4) any other requirements as determined by the Company are met.

     The new policy will not take effect until the date all such requirements are met. The premium for each new policy is determined according to the Company's rates in effect at that time for that policy based on each insured's current age and underwriting class, if that underwriting class is available on a single-life basis. If either insured's underwriting class is not available on a single-life basis, the new policy for that insured cannot be issued unless satisfactory evidence of insurability is provided for an underwriting class that is available.

     SETTLEMENT OPTIONS

     You may elect or change a settlement option while at least one insured is alive. If you have not irrevocably selected a settlement option, the beneficiary may elect to change the settlement option within 90 days after the second insured dies. If no settlement option is selected, the death benefit proceeds will be paid in a lump sum.

     If you assign your policy as collateral security, we will pay any amount due the assignee in one lump sum. We will pay any remaining death benefit proceeds as elected.

     Your written request to elect, change, or revoke a settlement option must be received in our Administrative Office before payment of the lump sum or any settlement option is initiated. The first payment of the settlement option selected will become payable on the date proceeds are settled. Payments after the first payment will be made on the first day of each month. Once payments have begun, the policy cannot be surrendered and neither the payee nor the settlement option may be changed.

     You have at least four settlement options:

     1) an annuity for the lifetime of the payee;
     2) an annuity for the lifetime of the payee, with monthly payments guaranteed for 60, 120, 180, or 240 months;
     3) monthly payments for a stated number of years, at least five but no more than thirty.
     4) payment of a maximum of 3% interest annually on the sum left on deposit.

     We may offer you or your beneficiary additional settlement options in the future.

     DEFERRAL OF PAYMENTS

     Amounts payable as a result of loans, surrenders or partial surrenders will generally be made within seven days of our receipt of such a request. We may defer payment or transfer from the Fixed Account up to six months at our option. If we exercise our right to defer any payment from the Fixed Account, interest will accrue and be paid (as required by law) from the date you would otherwise have been entitled to receive the payment.

     INCONTESTABILITY

     The Company will not contest your policy or payment of the death benefit proceeds based on the initial specified amount, or an increase in the specified amount requiring evidence of insurability, after your policy or increase has been in force for two years from date of issue or increase (in accordance with state law).

     MISSTATEMENT OF AGE OR GENDER

     If the age or gender of either of the insureds has been misstated, benefits will be adjusted based on the following values:

     1) the net amount at risk at the time of the second insured's death;
     2) the ratio of the monthly cost of insurance applied in the policy month of death to the monthly cost of insurance that should have been applied at the true age and gender in the policy month of death; and
     3) the accumulation value at the time of the second insured's death.

     The amount of death benefit proceeds will be 1. multiplied by 2. and then the result added to 3.

     SUICIDE

     If the second insured dies by suicide, while sane or insane, within two years from the date of issue, the Company will pay no more than the sum of the premiums paid, less any indebtedness and the amount of any partial surrenders. If the second insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the specified amount, the Company will pay no more than a refund of the monthly charges for the cost of the increased amount. The two-year time period could be less depending on the state of issue.

FINANCIAL STATEMENTS


     The December 31, 2003 financial statements of the Separate Account and consolidated financial statements of the Company follow.

              LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2003

                                                                      CONTRACT PURCHASES                    CONTRACT REDEMPTIONS
                                                                      DUE FROM THE LINCOLN                  DUE TO THE LINCOLN
                                                                      NATIONAL LIFE                         NATIONAL LIFE
SUBACCOUNT                                             INVESTMENTS    INSURANCE COMPANY      TOTAL ASSETS   INSURANCE COMPANY
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                          $  1,336,122             $       --   $  1,336,122   $                 --
AIM V.I. Diversified Income                               1,037,883                     --      1,037,883                     --
AIM V.I. Growth                                          12,177,737                     --     12,177,737                  1,441
AIM V.I. International Growth                             2,870,566                     --      2,870,566                     74
AIM V.I. Premier Equity                                  14,088,792                     85     14,088,877                     --
ABVPSF Growth and Income                                  4,277,890                     --      4,277,890                     --
ABVPSF Premier Growth                                       565,266                     --        565,266                     --
ABVPSF Small Cap Value                                    2,178,651                     --      2,178,651                     --
ABVPSF Technology                                           980,348                     --        980,348                     --
American Funds Global Small Capitalization Class 2        2,781,533                     --      2,781,533                  1,376
American Funds Growth Class 2                            23,631,903                     --     23,631,903                  6,979
American Funds Growth -- Income Class 2                  19,043,883                     --     19,043,883                  5,594
American Funds International Class 2                      2,907,859                 13,536      2,921,395                     --
Baron Capital Asset                                       3,210,903                     --      3,210,903                     --
M Fund Brandes International Equity                         346,875                     --        346,875                     --
Delaware VIPT Emerging Markets                            1,934,246                     --      1,934,246                     11
Delaware VIPT High Yield                                  4,642,079                  6,084      4,648,163                     --
Delaware VIPT Large Cap Value                             1,260,216                     --      1,260,216                     --
Delaware VIPT REIT                                        5,265,498                     --      5,265,498                     --
Delaware VIPT Small Cap Value                            15,132,082                     --     15,132,082                    361
Delaware VIPT Trend                                      11,452,994                     --     11,452,994                     22
Delaware VIPT U.S. Growth                                   213,004                     --        213,004                     --
Fidelity VIP Asset Manager                                  694,145                     --        694,145                     34
Fidelity VIP Contrafund Service Class                    11,572,798                     --     11,572,798                 15,375
Fidelity VIP Equity-Income                                3,561,005                     --      3,561,005                     36
Fidelity VIP Equity-Income Service Class                  1,529,684                     --      1,529,684                     --
Fidelity VIP Growth Service Class                         5,544,256                     --      5,544,256                     37
Fidelity VIP Growth Opportunities Service Class           1,406,931                     --      1,406,931                     17
Fidelity VIP High Income Service Class                    2,229,101                     --      2,229,101                  1,382
Fidelity VIP Investment Grade Bond                        3,721,977                     --      3,721,977                     11
Fidelity VIP Overseas Service Class                         851,381                     --        851,381                     --

                                                       MORTALITY & EXPENSE
                                                       GUARANTEE CHARGES PAYABLE
                                                       TO THE LINCOLN NATIONAL LIFE
SUBACCOUNT                                             INSURANCE COMPANY              NET ASSETS
--------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                              $     29   $  1,336,093
AIM V.I. Diversified Income                                                      23      1,037,860
AIM V.I. Growth                                                                 267     12,176,029
AIM V.I. International Growth                                                    63      2,870,429
AIM V.I. Premier Equity                                                         308     14,088,569
ABVPSF Growth and Income                                                         93      4,277,797
ABVPSF Premier Growth                                                            12        565,254
ABVPSF Small Cap Value                                                           48      2,178,603
ABVPSF Technology                                                                21        980,327
American Funds Global Small Capitalization Class 2                               61      2,780,096
American Funds Growth Class 2                                                   518     23,624,406
American Funds Growth -- Income Class 2                                         417     19,037,872
American Funds International Class 2                                             64      2,921,331
Baron Capital Asset                                                              71      3,210,832
M Fund Brandes International Equity                                               8        346,867
Delaware VIPT Emerging Markets                                                   42      1,934,193
Delaware VIPT High Yield                                                        102      4,648,061
Delaware VIPT Large Cap Value                                                    28      1,260,188
Delaware VIPT REIT                                                              116      5,265,382
Delaware VIPT Small Cap Value                                                   335     15,131,386
Delaware VIPT Trend                                                             253     11,452,719
Delaware VIPT U.S. Growth                                                         5        212,999
Fidelity VIP Asset Manager                                                       15        694,096
Fidelity VIP Contrafund Service Class                                           254     11,557,169
Fidelity VIP Equity-Income                                                       78      3,560,891
Fidelity VIP Equity-Income Service Class                                         33      1,529,651
Fidelity VIP Growth Service Class                                               121      5,544,098
Fidelity VIP Growth Opportunities Service Class                                  31      1,406,883
Fidelity VIP High Income Service Class                                           49      2,227,670
Fidelity VIP Investment Grade Bond                                               81      3,721,885
Fidelity VIP Overseas Service Class                                              19        851,362

See accompanying notes.

                                                                      CONTRACT PURCHASES                    CONTRACT REDEMPTIONS
                                                                      DUE FROM THE LINCOLN                  DUE TO THE LINCOLN
                                                                      NATIONAL LIFE                         NATIONAL LIFE
SUBACCOUNT                                             INVESTMENTS    INSURANCE COMPANY      TOTAL ASSETS   INSURANCE COMPANY
--------------------------------------------------------------------------------------------------------------------------------
M Fund Frontier Capital Appreciation                   $    172,906                     --   $    172,906              $      --
FTVIPT Franklin Small Cap                                 1,331,526             $   13,536      1,345,062                     --
FTVIPT Templeton Foreign Securities                       3,189,614                  1,455      3,191,069                     --
FTVIPT Templeton Foreign Securities Class 2               3,437,519                    509      3,438,028                     --
FTVIPT Templeton Global Asset Allocation                  1,333,139                     --      1,333,139                     --
FTVIPT Templeton Growth Securities                        2,720,291                     --      2,720,291                     --
FTVIPT Templeton Growth Securities Class 2                1,548,746                     --      1,548,746                     --
Janus Aspen Series Balanced                               9,583,863                     --      9,583,863                     57
Janus Aspen Series Balanced Service Shares                  923,468                     --        923,468                     --
Janus Aspen Series Global Technology Service Shares       1,356,278                     --      1,356,278                  1,380
Janus Aspen Series Mid Cap Growth Service Shares            586,346                 13,536        599,882                     --
Janus Aspen Series Worldwide Growth                       8,353,851                     --      8,353,851                  1,517
Janus Aspen Series Worldwide Growth Service Shares        1,065,223                  5,725      1,070,948                     --
Lincoln VIPT Aggressive Growth                               21,499                     --         21,499                     --
Lincoln VIPT Bond                                        20,605,442                    874     20,606,316                     --
Lincoln VIPT Capital Appreciation                         2,596,500                     --      2,596,500                     23
Lincoln VIPT Equity-Income                                2,884,205                     --      2,884,205                     --
Lincoln VIPT Global Asset Allocation                        498,462                     --        498,462                     --
Lincoln VIPT International                                  938,860                     --        938,860                     --
Lincoln VIPT Money Market                                23,709,090                215,352     23,924,442                     --
Lincoln VIPT Social Awareness                               295,956                     --        295,956                     --
MFS VIT Capital Opportunities                               437,898                     --        437,898                     --
MFS VIT Emerging Growth                                   5,889,513                     71      5,889,584                     --
MFS VIT Total Return                                     14,201,369                 17,255     14,218,624                     --
MFS VIT Utilities                                         6,431,805                     --      6,431,805                     56
NB AMT Mid-Cap Growth                                     5,818,792                     --      5,818,792                  1,261
NB AMT Partners                                           1,173,457                     --      1,173,457                     --
NB AMT Regency                                            1,585,886                     --      1,585,886                     --
OCC Accumulation Global Equity                              402,289                     --        402,289                     --
OCC Accumulation Managed                                    856,521                     --        856,521                     --
Putnam VT Growth & Income Class IB                          662,700                    334        663,034                     --
Putnam VT Health Sciences Class IB                          303,744                     --        303,744                     --
Scudder VIT EAFE Equity Index                             2,022,208                     --      2,022,208                    509
Scudder VIT Equity 500 Index                             30,413,489                  1,539     30,415,028                     --
Scudder VIT Small Cap Index                               3,494,068                  6,363      3,500,431                     --
M Fund Turner Core Growth                                   258,496                     --        258,496                     --

                                                       MORTALITY & EXPENSE
                                                       GUARANTEE CHARGES PAYABLE
                                                       TO THE LINCOLN NATIONAL LIFE
SUBACCOUNT                                             INSURANCE COMPANY              NET ASSETS
--------------------------------------------------------------------------------------------------
M Fund Frontier Capital Appreciation                                       $      4   $    172,902
FTVIPT Franklin Small Cap                                                        29      1,345,033
FTVIPT Templeton Foreign Securities                                              70      3,190,999
FTVIPT Templeton Foreign Securities Class 2                                      75      3,437,953
FTVIPT Templeton Global Asset Allocation                                         29      1,333,110
FTVIPT Templeton Growth Securities                                               59      2,720,232
FTVIPT Templeton Growth Securities Class 2                                       34      1,548,712
Janus Aspen Series Balanced                                                     210      9,583,596
Janus Aspen Series Balanced Service Shares                                       20        923,448
Janus Aspen Series Global Technology Service Shares                              30      1,354,868
Janus Aspen Series Mid Cap Growth Service Shares                                 13        599,869
Janus Aspen Series Worldwide Growth                                             183      8,352,151
Janus Aspen Series Worldwide Growth Service Shares                               23      1,070,925
Lincoln VIPT Aggressive Growth                                                   --         21,499
Lincoln VIPT Bond                                                               451     20,605,865
Lincoln VIPT Capital Appreciation                                                57      2,596,420
Lincoln VIPT Equity-Income                                                       63      2,884,142
Lincoln VIPT Global Asset Allocation                                             11        498,451
Lincoln VIPT International                                                       20        938,840
Lincoln VIPT Money Market                                                       520     23,923,922
Lincoln VIPT Social Awareness                                                     6        295,950
MFS VIT Capital Opportunities                                                    10        437,888
MFS VIT Emerging Growth                                                         129      5,889,455
MFS VIT Total Return                                                            311     14,218,313
MFS VIT Utilities                                                               141      6,431,608
NB AMT Mid-Cap Growth                                                           128      5,817,403
NB AMT Partners                                                                  26      1,173,431
NB AMT Regency                                                                   35      1,585,851
OCC Accumulation Global Equity                                                    9        402,280
OCC Accumulation Managed                                                         19        856,502
Putnam VT Growth & Income Class IB                                               14        663,020
Putnam VT Health Sciences Class IB                                                7        303,737
Scudder VIT EAFE Equity Index                                                    44      2,021,655
Scudder VIT Equity 500 Index                                                    665     30,414,363
Scudder VIT Small Cap Index                                                      78      3,500,353
M Fund Turner Core Growth                                                         6        258,490

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2003

                                                       DIVIDENDS    MORTALITY AND    NET
                                                       FROM         EXPENSE          INVESTMENT    NET REALIZED
                                                       INVESTMENT   GUARANTEE        INCOME        GAIN (LOSS)
SUBACCOUNT                                             INCOME       CHARGES          (LOSS)        ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                          $       --   $      (9,843)   $   (9,843)   $     (107,649)
AIM V.I. Diversified Income                                62,599          (7,876)       54,723           (18,992)
AIM V.I. Growth                                                --         (81,615)      (81,615)       (1,227,658)
AIM V.I. International Growth                              13,575         (18,201)       (4,626)         (151,693)
AIM V.I. Premier Equity                                    38,460         (97,977)      (59,517)         (885,249)
ABVPSF Growth and Income                                   25,932         (21,328)        4,604           (62,638)
ABVPSF Premier Growth                                          --          (2,767)       (2,767)            1,844
ABVPSF Small Cap Value                                      7,883         (10,925)       (3,042)           (7,337)
ABVPSF Technology                                              --          (3,647)       (3,647)            8,256
American Funds Global Small Capitalization Class 2         10,878         (14,933)       (4,055)          (10,054)
American Funds Growth Class 2                              21,528        (139,211)     (117,683)         (351,268)
American Funds Growth -- Income Class 2                   165,504        (116,321)       49,183          (115,306)
American Funds International Class 2                       30,348         (14,196)       16,152            13,397
Baron Capital Asset                                            --         (21,194)      (21,194)           13,042
M Fund Brandes International Equity                         2,943            (642)        2,301               586
Delaware VIPT Devon                                         2,426            (448)        1,978           (41,654)
Delaware VIPT Emerging Markets                             27,263          (9,225)       18,038            30,378
Delaware VIPT High Yield                                  148,699         (25,524)      123,175              (605)
Delaware VIPT Large Cap Value                               9,365          (6,415)        2,950            12,652
Delaware VIPT REIT                                         94,757         (31,660)       63,097            50,301
Delaware VIPT Small Cap Value                              41,847         (88,509)      (46,662)          112,745
Delaware VIPT Trend                                            --         (73,058)      (73,058)         (252,812)
Delaware VIPT U.S. Growth                                     186          (1,270)       (1,084)            1,417
Fidelity VIP Asset Manager                                 23,456          (5,148)       18,308           (32,188)
Fidelity VIP Contrafund Service Class                      31,198         (73,577)      (42,379)         (110,479)
Fidelity VIP Equity-Income                                 49,443         (23,008)       26,435           (63,262)
Fidelity VIP Equity-Income Service Class                   14,324          (8,650)        5,674             2,852
Fidelity VIP Growth Service Class                           7,772         (35,693)      (27,921)          (88,247)
Fidelity VIP Growth Opportunities Service Class             8,199         (10,102)       (1,903)          (80,806)
Fidelity VIP High Income Service Class                    111,986         (15,115)       96,871           (42,358)
Fidelity VIP Investment Grade Bond                        130,950         (26,311)      104,639            64,289
Fidelity VIP Overseas Service Class                         1,248          (2,560)       (1,312)            1,181
M Fund Frontier Capital Appreciation                           --            (324)         (324)              226
FTVIPT Franklin Small Cap                                      --          (7,297)       (7,297)           42,053
FTVIPT Templeton Foreign Securities                        46,796         (20,229)       26,567          (203,059)
FTVIPT Templeton Foreign Securities Class 2                45,881         (21,326)       24,555          (132,242)
FTVIPT Templeton Global Asset Allocation                   29,572          (8,614)       20,958           (17,310)
FTVIPT Templeton Growth Securities                         29,543         (15,281)       14,262           (58,266)
FTVIPT Templeton Growth Securities Class 2                 17,777          (9,219)        8,558           (26,587)

                                                       DIVIDENDS                        NET CHANGE         NET INCREASE
                                                       FROM                             IN UNREALIZED      (DECREASE)
                                                       NET REALIZED   NET REALIZED      APPRECIATION       IN NET ASSETS
                                                       GAIN ON        GAIN (LOSS)       OR DEPRECIATION    RESULTING
SUBACCOUNT                                             INVESTMENTS    ON INVESTMENTS    ON INVESTMENTS     FROM OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                          $         --   $     (107,649)   $       432,344    $       314,852
AIM V.I. Diversified Income                                      --          (18,992)            42,290             78,021
AIM V.I. Growth                                                  --       (1,227,658)         4,047,437          2,738,164
AIM V.I. International Growth                                    --         (151,693)           774,351            618,032
AIM V.I. Premier Equity                                          --         (885,249)         3,626,197          2,681,431
ABVPSF Growth and Income                                         --          (62,638)           814,743            756,709
ABVPSF Premier Growth                                            --            1,844             73,804             72,881
ABVPSF Small Cap Value                                       18,806           11,469            511,649            520,076
ABVPSF Technology                                                --            8,256            156,605            161,214
American Funds Global Small Capitalization Class 2               --          (10,054)           827,392            813,283
American Funds Growth Class 2                                    --         (351,268)         5,871,716          5,402,765
American Funds Growth -- Income Class 2                          --         (115,306)         4,235,103          4,168,980
American Funds International Class 2                             --           13,397            610,901            640,450
Baron Capital Asset                                              --           13,042            710,760            702,608
M Fund Brandes International Equity                              --              586             46,330             49,217
Delaware VIPT Devon                                              --          (41,654)            45,011              5,335
Delaware VIPT Emerging Markets                                   --           30,378            606,893            655,309
Delaware VIPT High Yield                                         --             (605)           595,197            717,767
Delaware VIPT Large Cap Value                                    --           12,652            204,340            219,942
Delaware VIPT REIT                                           29,092           79,393          1,031,225          1,173,715
Delaware VIPT Small Cap Value                                    --          112,745          3,850,332          3,916,415
Delaware VIPT Trend                                              --         (252,812)         3,050,989          2,725,119
Delaware VIPT U.S. Growth                                        --            1,417             37,180             37,513
Fidelity VIP Asset Manager                                       --          (32,188)           114,701            100,821
Fidelity VIP Contrafund Service Class                            --         (110,479)         2,466,582          2,313,724
Fidelity VIP Equity-Income                                       --          (63,262)           817,845            781,018
Fidelity VIP Equity-Income Service Class                         --            2,852            299,739            308,265
Fidelity VIP Growth Service Class                                --          (88,247)         1,375,934          1,259,766
Fidelity VIP Growth Opportunities Service Class                  --          (80,806)           402,275            319,566
Fidelity VIP High Income Service Class                           --          (42,358)           363,405            417,918
Fidelity VIP Investment Grade Bond                           46,075          110,364            (71,565)           143,438
Fidelity VIP Overseas Service Class                              --            1,181            138,162            138,031
M Fund Frontier Capital Appreciation                             --              226             23,235             23,137
FTVIPT Franklin Small Cap                                        --           42,053            281,861            316,617
FTVIPT Templeton Foreign Securities                              --         (203,059)           903,484            726,992
FTVIPT Templeton Foreign Securities Class 2                      --         (132,242)           877,214            769,527
FTVIPT Templeton Global Asset Allocation                         --          (17,310)           303,758            307,406
FTVIPT Templeton Growth Securities                               --          (58,266)           604,968            560,964
FTVIPT Templeton Growth Securities Class 2                       --          (26,587)           361,584            343,555

See accompanying notes.

                                                       DIVIDENDS    MORTALITY AND    NET
                                                       FROM         EXPENSE          INVESTMENT    NET REALIZED
                                                       INVESTMENT   GUARANTEE        INCOME        GAIN (LOSS)
SUBACCOUNT                                             INCOME       CHARGES          (LOSS)        ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced                            $  197,041   $     (70,888)   $  126,153    $     (171,386)
Janus Aspen Series Balanced Service Shares                 16,633          (7,140)        9,493             5,985
Janus Aspen Series Global Technology Service Shares            --          (8,916)       (8,916)         (124,232)
Janus Aspen Series Mid Cap Growth Service Shares               --          (1,864)       (1,864)              798
Janus Aspen Series Worldwide Growth                        82,651         (58,692)       23,959          (663,388)
Janus Aspen Series Worldwide Growth Service Shares          7,006          (6,269)          737            (9,628)
Lincoln VIPT Aggressive Growth                                 --            (121)         (121)              (62)
Lincoln VIPT Bond                                         840,462        (153,420)      687,042           252,078
Lincoln VIPT Capital Appreciation                              --         (17,472)      (17,472)         (165,272)
Lincoln VIPT Equity-Income                                 25,227         (19,909)        5,318           (19,657)
Lincoln VIPT Global Asset Allocation                        9,893          (2,621)        7,272            (1,404)
Lincoln VIPT International                                 14,250          (3,587)       10,663             2,180
Lincoln VIPT Money Market                                 200,682        (233,699)      (33,017)               --
Lincoln VIPT Social Awareness                               2,067          (1,764)          303            (9,774)
MFS VIT Capital Opportunities                                 754          (2,365)       (1,611)           13,070
MFS VIT Emerging Growth                                        --         (40,931)      (40,931)         (635,623)
MFS VIT Total Return                                      207,918         (98,082)      109,836           (15,823)
MFS VIT Utilities                                         110,289         (40,100)       70,189          (237,788)
NB AMT Mid-Cap Growth                                          --         (38,394)      (38,394)         (370,222)
NB AMT Partners                                                --          (8,871)       (8,871)          (26,699)
NB AMT Regency                                                 --          (8,275)       (8,275)          (39,445)
OCC Accumulation Global Equity                              2,178          (2,703)         (525)          (10,287)
OCC Accumulation Managed                                   14,999          (6,117)        8,882           (62,569)
Putnam VT Growth & Income Class IB                          7,487          (3,640)        3,847             2,290
Putnam VT Health Sciences Class IB                            401          (1,530)       (1,129)              (69)
Scudder VIT EAFE Equity Index                              65,409         (12,243)       53,166           (54,093)
Scudder VIT Equity 500 Index                              293,793        (196,826)       96,967          (675,066)
Scudder VIT Small Cap Index                                20,868         (19,715)        1,153           (28,525)
M Fund Turner Core Growth                                     483            (495)          (12)              110

                                                       DIVIDENDS                        NET CHANGE         NET INCREASE
                                                       FROM                             IN UNREALIZED      (DECREASE)
                                                       NET REALIZED   NET REALIZED      APPRECIATION       IN NET ASSETS
                                                       GAIN ON        GAIN (LOSS)       OR DEPRECIATION    RESULTING
SUBACCOUNT                                             INVESTMENTS    ON INVESTMENTS    ON INVESTMENTS     FROM OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced                            $         --   $     (171,386)   $     1,143,227    $     1,097,994
Janus Aspen Series Balanced Service Shares                       --            5,985             95,008            110,486
Janus Aspen Series Global Technology Service Shares              --         (124,232)           553,375            420,227
Janus Aspen Series Mid Cap Growth Service Shares                 --              798             73,823             72,757
Janus Aspen Series Worldwide Growth                              --         (663,388)         2,226,882          1,587,453
Janus Aspen Series Worldwide Growth Service Shares               --           (9,628)           189,702            180,811
Lincoln VIPT Aggressive Growth                                   --              (62)             4,740              4,557
Lincoln VIPT Bond                                           171,963          424,041             65,625          1,176,708
Lincoln VIPT Capital Appreciation                                --         (165,272)           793,242            610,498
Lincoln VIPT Equity-Income                                       --          (19,657)           708,617            694,278
Lincoln VIPT Global Asset Allocation                             --           (1,404)            56,938             62,806
Lincoln VIPT International                                       --            2,180            173,350            186,193
Lincoln VIPT Money Market                                        --               --                 --            (33,017)
Lincoln VIPT Social Awareness                                    --           (9,774)            70,713             61,242
MFS VIT Capital Opportunities                                    --           13,070             66,425             77,884
MFS VIT Emerging Growth                                          --         (635,623)         1,978,522          1,301,968
MFS VIT Total Return                                             --          (15,823)         1,719,276          1,813,289
MFS VIT Utilities                                                --         (237,788)         1,699,066          1,531,467
NB AMT Mid-Cap Growth                                            --         (370,222)         1,576,914          1,168,298
NB AMT Partners                                                  --          (26,699)           358,258            322,688
NB AMT Regency                                                   --          (39,445)           368,152            320,432
OCC Accumulation Global Equity                                   --          (10,287)           105,745             94,933
OCC Accumulation Managed                                         --          (62,569)           193,582            139,895
Putnam VT Growth & Income Class IB                               --            2,290            109,045            115,182
Putnam VT Health Sciences Class IB                               --              (69)            32,323             31,125
Scudder VIT EAFE Equity Index                                    --          (54,093)           471,537            470,610
Scudder VIT Equity 500 Index                                     --         (675,066)         6,881,246          6,303,147
Scudder VIT Small Cap Index                                      --          (28,525)           982,723            955,351
M Fund Turner Core Growth                                        --              110             19,368             19,466

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2002 AND 2003

                                                   AIM             AIM                            AIM
                                                   V.I.            V.I.           AIM             V.I.
                                                   CAPITAL         DIVERSIFIED    V.I.            INTERNATIONAL
                                                   APPRECIATION    INCOME         GROWTH          GROWTH
                                                   SUBACCOUNT      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                      $  1,450,428    $   787,950    $ 10,833,918    $   1,898,306
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                       (10,122)        64,689         (76,760)          (4,291)
  -  Net realized gain (loss) on investments           (114,379)       (16,407)     (2,630,549)        (212,092)
  -  Net change in unrealized appreciation or
       depreciation on investments                     (238,050)       (27,737)     (1,022,179)        (147,772)
------------------------------------------------   ------------    -----------    ------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                     (362,551)        20,545      (3,729,488)        (364,155)
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                              242,519        229,722       3,146,908          824,602
  -  Participant withdrawals                           (211,048)      (122,170)     (1,507,474)        (334,616)
------------------------------------------------   ------------    -----------    ------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                31,471        107,552       1,639,434          489,986
------------------------------------------------   ------------    -----------    ------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (331,080)       128,097      (2,090,054)         125,831
------------------------------------------------   ------------    -----------    ------------    -------------
NET ASSETS AT DECEMBER 31, 2002                       1,119,348        916,047       8,743,864        2,024,137
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                        (9,843)        54,723         (81,615)          (4,626)
  -  Net realized gain (loss) on investments           (107,649)       (18,992)     (1,227,658)        (151,693)
  -  Net change in unrealized appreciation or
       depreciation on investments                      432,344         42,290       4,047,437          774,351
------------------------------------------------   ------------    -----------    ------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                      314,852         78,021       2,738,164          618,032
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                              189,519        144,522       2,252,795          461,597
  -  Participant withdrawals                           (287,626)      (100,730)     (1,558,794)        (233,337)
------------------------------------------------   ------------    -----------    ------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                               (98,107)        43,792         694,001          228,260
------------------------------------------------   ------------    -----------    ------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 216,745        121,813       3,432,165          846,292
------------------------------------------------   ------------    -----------    ------------    -------------
NET ASSETS AT DECEMBER 31, 2003                    $  1,336,093    $ 1,037,860    $ 12,176,029    $   2,870,429
================================================   ============    ===========    ============    =============

                                                   AIM             ABVPSF
                                                   V.I.            GROWTH         ABVPSF          ABVPSF
                                                   PREMIER         AND            PREMIER         SMALL CAP
                                                   EQUITY          INCOME         GROWTH          VALUE
                                                   SUBACCOUNT      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                      $ 14,517,325    $    429,604   $     29,684    $     135,625
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                       (55,997)         (2,448)          (646)          (3,737)
  -  Net realized gain (loss) on investments         (1,157,531)          1,162         (1,089)         (13,701)
  -  Net change in unrealized appreciation or
       depreciation on investments                   (3,546,176)       (327,673)       (26,394)         (69,532)
------------------------------------------------   ------------    ------------   ------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   (4,759,704)       (328,959)       (28,129)         (86,970)
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                            3,731,812       1,861,683        188,956          897,629
  -  Participant withdrawals                         (2,137,453)       (125,263)       (18,719)         (52,861)
------------------------------------------------   ------------    ------------   ------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                             1,594,359       1,736,420        170,237          844,768
------------------------------------------------   ------------    ------------   ------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS              (3,165,345)      1,407,461        142,108          757,798
------------------------------------------------   ------------    ------------   ------------    -------------
NET ASSETS AT DECEMBER 31, 2002                      11,351,980       1,837,065        171,792          893,423
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                       (59,517)          4,604         (2,767)          (3,042)
  -  Net realized gain (loss) on investments           (885,249)        (62,638)         1,844           11,469
  -  Net change in unrealized appreciation or
       depreciation on investments                    3,626,197         814,743         73,804          511,649
------------------------------------------------   ------------    ------------   ------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                    2,681,431         756,709         72,881          520,076
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                            2,702,674       1,895,116        354,208          886,627
  -  Participant withdrawals                         (2,647,516)       (211,093)       (33,627)        (121,523)
------------------------------------------------   ------------    ------------   ------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                55,158       1,684,023        320,581          765,104
------------------------------------------------   ------------    ------------   ------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               2,736,589       2,440,732        393,462        1,285,180
------------------------------------------------   ------------    ------------   ------------    -------------
NET ASSETS AT DECEMBER 31, 2003                    $ 14,088,569    $  4,277,797   $    565,254    $   2,178,603
================================================   ============    ============   ============    =============

See accompanying notes.

                                                                   AMERICAN
                                                                   FUNDS                             AMERICAN
                                                                   GLOBAL SMALL      AMERICAN        FUNDS GROWTH-
                                                   ABVPSF          CAPITALIZATION    FUNDS GROWTH    INCOME
                                                   TECHNOLOGY      CLASS 2           CLASS 2         CLASS 2
                                                   SUBACCOUNT      SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                      $     30,521    $    1,129,582    $ 10,604,122    $   8,066,285
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                          (162)             (938)        (91,665)          38,796
  -  Net realized gain (loss) on investments             (3,782)          (81,999)       (819,792)        (379,689)
  -  Net change in unrealized appreciation or
       depreciation on investments                       (4,461)         (216,336)     (2,568,631)      (1,880,603)
------------------------------------------------   ------------    --------------    ------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                       (8,405)         (299,273)     (3,480,088)      (2,221,496)
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                               31,281           736,062       8,157,721        7,521,559
  -  Participant withdrawals                             (4,047)         (173,210)     (1,683,959)      (1,401,358)
------------------------------------------------   ------------    --------------    ------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                27,234           562,852       6,473,762        6,120,201
------------------------------------------------   ------------    --------------    ------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  18,829           263,579       2,993,674        3,898,705
------------------------------------------------   ------------    --------------    ------------    -------------
NET ASSETS AT DECEMBER 31, 2002                          49,350         1,393,161      13,597,796       11,964,990
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                        (3,647)           (4,055)       (117,683)          49,183
  -  Net realized gain (loss) on investments              8,256           (10,054)       (351,268)        (115,306)
  -  Net change in unrealized appreciation or
       depreciation on investments                      156,605           827,392       5,871,716        4,235,103
------------------------------------------------   ------------    --------------    ------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                      161,214           813,283       5,402,765        4,168,980
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                              793,193           762,734       6,569,184        4,349,379
  -  Participant withdrawals                            (23,430)         (189,082)     (1,945,339)      (1,445,477)
------------------------------------------------   ------------    --------------    ------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                               769,763           573,652       4,623,845        2,903,902
------------------------------------------------   ------------    --------------    ------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 930,977         1,386,935      10,026,610        7,072,882
------------------------------------------------   ------------    --------------    ------------    -------------
NET ASSETS AT DECEMBER 31, 2003                    $    980,327    $    2,780,096    $ 23,624,406    $  19,037,872
================================================   ============    ==============    ============    =============

                                                   AMERICAN                         M FUND
                                                   FUNDS            BARON           BRANDES         DELAWARE
                                                   INTERNATIONAL    CAPITAL         INTERNATIONAL   VIPT
                                                   CLASS 2          ASSET           EQUITY          DEVON
                                                   SUBACCOUNT       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
----------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                      $     164,590    $  1,669,082    $          --   $    152,790
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                          7,170         (17,233)              --             12
  -  Net realized gain (loss) on investments              (8,962)         17,680               --         (4,362)
  -  Net change in unrealized appreciation or
       depreciation on investments                       (61,360)       (387,075)              --        (34,831)
------------------------------------------------   -------------    ------------    -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                       (63,152)       (386,628)              --        (39,181)
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                               933,403       1,255,779               --         89,407
  -  Participant withdrawals                             (62,833)       (272,102)              --        (28,146)
------------------------------------------------   -------------    ------------    -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                870,570         983,677               --         61,261
------------------------------------------------   -------------    ------------    -------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  807,418         597,049               --         22,080
------------------------------------------------   -------------    ------------    -------------   ------------
NET ASSETS AT DECEMBER 31, 2002                          972,008       2,266,131               --        174,870
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                         16,152         (21,194)           2,301          1,978
  -  Net realized gain (loss) on investments              13,397          13,042              586        (41,654)
  -  Net change in unrealized appreciation or
       depreciation on investments                       610,901         710,760           46,330         45,011
------------------------------------------------   -------------    ------------    -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                       640,450         702,608           49,217          5,335
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                             1,434,523         558,318          336,008          8,926
  -  Participant withdrawals                            (125,650)       (316,225)         (38,358)      (189,131)
------------------------------------------------   -------------    ------------    -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                              1,308,873         242,093          297,650       (180,205)
------------------------------------------------   -------------    ------------    -------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                1,949,323         944,701          346,867       (174,870)
------------------------------------------------   -------------    ------------    -------------   ------------
NET ASSETS AT DECEMBER 31, 2003                    $   2,921,331    $  3,210,832    $     346,867   $         --
================================================   =============    ============    =============   ============

See accompanying notes.

                                                   DELAWARE                        DELAWARE
                                                   VIPT            DELAWARE        VIPT            DELAWARE
                                                   EMERGING        VIPT            LARGE           VIPT
                                                   MARKETS         HIGH YIELD      CAP VALUE       REIT
                                                   SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                      $    595,158    $    938,182    $     17,315    $  1,453,504
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                        12,815         119,638            (482)         29,270
  -  Net realized gain (loss) on investments               (192)        (93,983)        (13,785)         38,746
  -  Net change in unrealized appreciation or
       depreciation on investments                       (2,392)          6,062          (4,721)          3,144
------------------------------------------------   ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                       10,231          31,717         (18,988)         71,160
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                              452,726       1,012,238         465,115       1,956,688
  -  Participant withdrawals                           (161,376)       (273,552)        (45,245)       (406,667)
------------------------------------------------   ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                               291,350         738,686         419,870       1,550,021
------------------------------------------------   ------------    ------------    ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 301,581         770,403         400,882       1,621,181
------------------------------------------------   ------------    ------------    ------------    ------------
NET ASSETS AT DECEMBER 31, 2002                         896,739       1,708,585         418,197       3,074,685
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                        18,038         123,175           2,950          63,097
  -  Net realized gain (loss) on investments             30,378            (605)         12,652          79,393
  -  Net change in unrealized appreciation or
       depreciation on investments                      606,893         595,197         204,340       1,031,225
------------------------------------------------   ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                      655,309         717,767         219,942       1,173,715
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                              557,927       2,470,736         724,524       1,366,131
  -  Participant withdrawals                           (175,782)       (249,027)       (102,475)       (349,149)
------------------------------------------------   ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                               382,145       2,221,709         622,049       1,016,982
------------------------------------------------   ------------    ------------    ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               1,037,454       2,939,476         841,991       2,190,697
------------------------------------------------   ------------    ------------    ------------    ------------
NET ASSETS AT DECEMBER 31, 2003                    $  1,934,193    $  4,648,061    $  1,260,188    $  5,265,382
================================================   ============    ============    ============    ============

                                                   DELAWARE                        DELAWARE        FIDELITY
                                                   VIPT            DELAWARE        VIPT            VIP
                                                   SMALL           VIPT            U.S.            ASSET
                                                   CAP VALUE       TREND           GROWTH          MANAGER
                                                   SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                      $  5,617,591    $  8,153,753    $        985    $    798,451
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                       (28,457)        (60,006)           (234)         23,290
  -  Net realized gain (loss) on investments            150,382        (400,841)           (605)        (69,873)
  -  Net change in unrealized appreciation or
       depreciation on investments                     (882,172)     (1,303,103)        (15,650)        (40,309)
------------------------------------------------   ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                     (760,247)     (1,763,950)        (16,489)        (86,892)
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                            5,265,111       2,313,540          94,930         106,016
  -  Participant withdrawals                           (844,409)       (788,541)         (9,446)       (166,118)
------------------------------------------------   ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                             4,420,702       1,524,999          85,484         (60,102)
------------------------------------------------   ------------    ------------    ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               3,660,455        (238,951)         68,995        (146,994)
------------------------------------------------   ------------    ------------    ------------    ------------
NET ASSETS AT DECEMBER 31, 2002                       9,278,046       7,914,802          69,980         651,457
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                       (46,662)        (73,058)         (1,084)         18,308
  -  Net realized gain (loss) on investments            112,745        (252,812)          1,417         (32,188)
  -  Net change in unrealized appreciation or
       depreciation on investments                    3,850,332       3,050,989          37,180         114,701
------------------------------------------------   ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                    3,916,415       2,725,119          37,513         100,821
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                            3,002,117       1,847,473         117,188          82,725
  -  Participant withdrawals                         (1,065,192)     (1,034,675)        (11,682)       (140,907)
------------------------------------------------   ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                             1,936,925         812,798         105,506         (58,182)
------------------------------------------------   ------------    ------------    ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               5,853,340       3,537,917         143,019          42,639
------------------------------------------------   ------------    ------------    ------------    ------------
NET ASSETS AT DECEMBER 31, 2003                    $ 15,131,386    $ 11,452,719    $    212,999    $    694,096
================================================   ============    ============    ============    ============

See accompanying notes.

                                                                                       FIDELITY
                                                   FIDELITY          FIDELITY          VIP               FIDELITY
                                                   VIP               VIP               EQUITY-           VIP
                                                   CONTRAFUND        EQUITY-           INCOME            GROWTH
                                                   SERVICE CLASS     INCOME            SERVICE CLASS     SERVICE CLASS
                                                   SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                      $    6,738,865    $    3,013,213    $      244,370    $    3,494,841
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                          (9,706)           27,183               612           (23,687)
  -  Net realized gain (loss) on investments             (148,023)         (126,047)           (2,785)         (167,228)
  -  Net change in unrealized appreciation or
       depreciation on investments                       (633,014)         (504,304)          (61,788)       (1,136,834)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                       (790,743)         (603,168)          (63,961)       (1,327,749)
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                              2,816,182           503,643           571,780         1,775,454
  -  Participant withdrawals                             (805,637)         (335,758)          (56,241)         (385,708)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                               2,010,545           167,885           515,539         1,389,746
------------------------------------------------   --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 1,219,802          (435,283)          451,578            61,997
------------------------------------------------   --------------    --------------    --------------    --------------
NET ASSETS AT DECEMBER 31, 2002                         7,958,667         2,577,930           695,948         3,556,838
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                         (42,379)           26,435             5,674           (27,921)
  -  Net realized gain (loss) on investments             (110,479)          (63,262)            2,852           (88,247)
  -  Net change in unrealized appreciation or
       depreciation on investments                      2,466,582           817,845           299,739         1,375,934
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                      2,313,724           781,018           308,265         1,259,766
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                              2,360,403           507,504           637,681         1,316,717
  -  Participant withdrawals                           (1,075,625)         (305,561)         (112,243)         (589,223)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                               1,284,778           201,943           525,438           727,494
------------------------------------------------   --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 3,598,502           982,961           833,703         1,987,260
------------------------------------------------   --------------    --------------    --------------    --------------
NET ASSETS AT DECEMBER 31, 2003                    $   11,557,169    $    3,560,891    $    1,529,651    $    5,544,098
================================================   ==============    ==============    ==============    ==============

                                                   FIDELITY          FIDELITY
                                                   VIP               VIP               FIDELITY          FIDELITY
                                                   GROWTH            HIGH              VIP               VIP
                                                   OPPORTUNITIES     INCOME            INVESTMENT        OVERSEAS
                                                   SERVICE CLASS     SERVICE CLASS     GRADE BOND        SERVICE CLASS
                                                   SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                      $    1,373,173    $    1,237,752    $    2,719,392    $       48,082
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                           2,034           120,752            84,919              (131)
  -  Net realized gain (loss) on investments              (82,634)          (76,872)           27,043              (602)
  -  Net change in unrealized appreciation or
       depreciation on investments                       (240,534)          (11,617)          161,205           (13,033)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                       (321,134)           32,263           273,167           (13,766)
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                                399,783           351,519           499,821            41,168
  -  Participant withdrawals                             (271,651)         (202,938)         (256,754)           (6,147)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                 128,132           148,581           243,067            35,021
------------------------------------------------   --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (193,002)          180,844           516,234            21,255
------------------------------------------------   --------------    --------------    --------------    --------------
NET ASSETS AT DECEMBER 31, 2002                         1,180,171         1,418,596         3,235,626            69,337
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                          (1,903)           96,871           104,639            (1,312)
  -  Net realized gain (loss) on investments              (80,806)          (42,358)          110,364             1,181
  -  Net change in unrealized appreciation or
       depreciation on investments                        402,275           363,405           (71,565)          138,162
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                        319,566           417,918           143,438           138,031
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                                348,974           591,196           853,375           672,445
  -  Participant withdrawals                             (441,828)         (200,040)         (510,554)          (28,451)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                 (92,854)          391,156           342,821           643,994
------------------------------------------------   --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   226,712           809,074           486,259           782,025
------------------------------------------------   --------------    --------------    --------------    --------------
NET ASSETS AT DECEMBER 31, 2003                    $    1,406,883    $    2,227,670    $    3,721,885    $      851,362
================================================   ==============    ==============    ==============    ==============

See accompanying notes.

                                                                                                         FTVIPT
                                                   M FUND                              FTVIPT            TEMPLETON
                                                   FRONTIER          FTVIPT            TEMPLETON         FOREIGN
                                                   CAPITAL           FRANKLIN          FOREIGN           SECURITIES
                                                   APPRECIATION      SMALL CAP         SECURITIES        CLASS 2
                                                   SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                      $           --    $       43,990    $    3,369,300    $    2,429,325
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                              --            (1,028)           31,434            17,485
  -  Net realized gain (loss) on investments                   --           (14,948)         (426,544)         (121,891)
  -  Net change in unrealized appreciation or
       depreciation on investments                             --           (72,800)         (231,875)         (377,729)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                             --           (88,776)         (626,985)         (482,135)
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                                     --           680,597           321,848           663,699
  -  Participant withdrawals                                   --           (63,276)         (684,420)         (272,094)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                      --           617,321          (362,572)          391,605
------------------------------------------------   --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        --           528,545          (989,557)          (90,530)
------------------------------------------------   --------------    --------------    --------------    --------------
NET ASSETS AT DECEMBER 31, 2002                                --           572,535         2,379,743         2,338,795
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                            (324)           (7,297)           26,567            24,555
  -  Net realized gain (loss) on investments                  226            42,053          (203,059)         (132,242)
  -  Net change in unrealized appreciation or
       depreciation on investments                         23,235           281,861           903,484           877,214
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                         23,137           316,617           726,992           769,527
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                                168,004           527,169           350,469           674,051
  -  Participant withdrawals                              (18,239)          (71,288)         (266,205)         (344,420)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                 149,765           455,881            84,264           329,631
------------------------------------------------   --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   172,902           772,498           811,256         1,099,158
------------------------------------------------   --------------    --------------    --------------    --------------
NET ASSETS AT DECEMBER 31, 2003                    $      172,902    $    1,345,033    $    3,190,999    $    3,437,953
================================================   ==============    ==============    ==============    ==============

                                                                                       FTVIPT
                                                   FTVIPT            FTVIPT            TEMPLETON         JANUS
                                                   TEMPLETON         TEMPLETON         GROWTH            ASPEN
                                                   GLOBAL ASSET      GROWTH            SECURITIES        SERIES
                                                   ALLOCATION        SECURITIES        CLASS 2           BALANCED
                                                   SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                      $      661,999    $      352,604    $      655,769    $    7,540,895
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                           6,328             9,456            13,243           140,886
  -  Net realized gain (loss) on investments              (22,612)          (33,687)          (31,162)         (131,034)
  -  Net change in unrealized appreciation or
       depreciation on investments                        (11,664)         (195,009)         (209,770)         (612,676)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                        (27,948)         (219,240)         (227,689)         (602,824)
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                                385,586         1,652,608           698,960         2,485,458
  -  Participant withdrawals                              (68,219)         (112,047)         (188,800)         (956,003)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                 317,367         1,540,561           510,160         1,529,455
------------------------------------------------   --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   289,419         1,321,321           282,471           926,631
------------------------------------------------   --------------    --------------    --------------    --------------
NET ASSETS AT DECEMBER 31, 2002                           951,418         1,673,925           938,240         8,467,526
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                          20,958            14,262             8,558           126,153
  -  Net realized gain (loss) on investments              (17,310)          (58,266)          (26,587)         (171,386)
  -  Net change in unrealized appreciation or
       depreciation on investments                        303,758           604,968           361,584         1,143,227
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                        307,406           560,964           343,555         1,097,994
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                                189,841           616,854           399,402         1,786,803
  -  Participant withdrawals                             (115,555)         (131,511)         (132,485)       (1,768,727)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                  74,286           485,343           266,917            18,076
------------------------------------------------   --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   381,692         1,046,307           610,472         1,116,070
------------------------------------------------   --------------    --------------    --------------    --------------
NET ASSETS AT DECEMBER 31, 2003                    $    1,333,110    $    2,720,232    $    1,548,712    $    9,583,596
================================================   ==============    ==============    ==============    ==============

See accompanying notes.

                                                   JANUS             JANUS             JANUS
                                                   ASPEN             ASPEN             ASPEN             JANUS
                                                   SERIES            SERIES            SERIES            ASPEN
                                                   BALANCED          GLOBAL            MID CAP           SERIES
                                                   SERVICE           TECHNOLOGY        GROWTH            WORLDWIDE
                                                   SHARES            SERVICE SHARES    SERVICE SHARES    GROWTH
                                                   SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                      $       50,266    $    2,102,043    $        3,421    $    8,073,384
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                           9,577           (10,875)             (204)           10,905
  -  Net realized gain (loss) on investments              (11,600)         (805,508)             (834)         (523,541)
  -  Net change in unrealized appreciation or
       depreciation on investments                        (39,258)           50,657            (7,499)       (1,754,041)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                        (41,281)         (765,726)           (8,537)       (2,266,677)
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                                891,152           292,835            48,085         2,287,969
  -  Participant withdrawals                              (91,657)         (736,064)           (7,073)       (1,212,756)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                 799,495          (443,229)           41,012         1,075,213
------------------------------------------------   --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   758,214        (1,208,955)           32,475        (1,191,464)
------------------------------------------------   --------------    --------------    --------------    --------------
NET ASSETS AT DECEMBER 31, 2002                           808,480           893,088            35,896         6,881,920
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                           9,493            (8,916)           (1,864)           23,959
  -  Net realized gain (loss) on investments                5,985          (124,232)              798          (663,388)
  -  Net change in unrealized appreciation or
       depreciation on investments                         95,008           553,375            73,823         2,226,882
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                        110,486           420,227            72,757         1,587,453
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                                137,268           167,585           510,945         1,674,557
  -  Participant withdrawals                             (132,786)         (126,032)          (19,729)       (1,791,779)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                   4,482            41,553           491,216          (117,222)
------------------------------------------------   --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   114,968           461,780           563,973         1,470,231
------------------------------------------------   --------------    --------------    --------------    --------------
NET ASSETS AT DECEMBER 31, 2003                    $      923,448    $    1,354,868    $      599,869    $    8,352,151
================================================   ==============    ==============    ==============    ==============

                                                   JANUS
                                                   ASPEN
                                                   SERIES            LINCOLN                             LINCOLN
                                                   WORLDWIDE         VIPT              LINCOLN           VIPT
                                                   GROWTH            AGGRESSIVE        VIPT              CAPITAL
                                                   SERVICE SHARES    GROWTH            BOND              APPRECIATION
                                                   SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                      $      135,876    $          990    $    9,508,414    $    2,570,582
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                             257               (55)          584,023           (17,563)
  -  Net realized gain (loss) on investments               (6,620)             (289)          102,133          (281,314)
  -  Net change in unrealized appreciation or
       depreciation on investments                       (101,906)           (1,936)          463,127          (389,141)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                       (108,269)           (2,280)        1,149,283          (688,018)
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                                647,039            12,068         6,469,658           534,789
  -  Participant withdrawals                              (69,325)           (2,007)       (1,692,437)         (534,470)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                 577,714            10,061         4,777,221               319
------------------------------------------------   --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   469,445             7,781         5,926,504          (687,699)
------------------------------------------------   --------------    --------------    --------------    --------------
NET ASSETS AT DECEMBER 31, 2002                           605,321             8,771        15,434,918         1,882,883
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                             737              (121)          687,042           (17,472)
  -  Net realized gain (loss) on investments               (9,628)              (62)          424,041          (165,272)
  -  Net change in unrealized appreciation or
       depreciation on investments                        189,702             4,740            65,625           793,242
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                        180,811             4,557         1,176,708           610,498
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                                362,928            10,224         6,821,962           435,739
  -  Participant withdrawals                              (78,135)           (2,053)       (2,827,723)         (332,700)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                 284,793             8,171         3,994,239           103,039
------------------------------------------------   --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   465,604            12,728         5,170,947           713,537
------------------------------------------------   --------------    --------------    --------------    --------------
NET ASSETS AT DECEMBER 31, 2003                    $    1,070,925    $       21,499    $   20,605,865    $    2,596,420
================================================   ==============    ==============    ==============    ==============

See accompanying notes.

                                                                     LINCOLN
                                                   LINCOLN           VIPT                                LINCOLN
                                                   VIPT              GLOBAL            LINCOLN           VIPT
                                                   EQUITY-           ASSET             VIPT              MONEY
                                                   INCOME            ALLOCATION        INTERNATIONAL     MARKET
                                                   SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                      $    2,298,627    $      140,470    $       29,873    $   30,337,302
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                           6,904             1,595             1,453           178,068
  -  Net realized gain (loss) on investments              (64,714)           (5,962)           (1,889)               --
  -  Net change in unrealized appreciation or
       depreciation on investments                       (343,306)          (25,879)           (6,742)               --
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                       (401,116)          (30,246)           (7,178)          178,068
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                                458,967           138,680           143,293        36,372,027
  -  Participant withdrawals                             (261,864)          (24,280)           (9,748)      (37,954,148)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                 197,103           114,400           133,545        (1,582,121)
------------------------------------------------   --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (204,013)           84,154           126,367        (1,404,053)
------------------------------------------------   --------------    --------------    --------------    --------------
NET ASSETS AT DECEMBER 31, 2002                         2,094,614           224,624           156,240        28,933,249
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                           5,318             7,272            10,663           (33,017)
  -  Net realized gain (loss) on investments              (19,657)           (1,404)            2,180                --
  -  Net change in unrealized appreciation or
       depreciation on investments                        708,617            56,938           173,350                --
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                        694,278            62,806           186,193           (33,017)
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                                554,349           234,637           667,483        23,489,238
  -  Participant withdrawals                             (459,099)          (23,616)          (71,076)      (28,465,548)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                  95,250           211,021           596,407        (4,976,310)
------------------------------------------------   --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   789,528           273,827           782,600        (5,009,327)
------------------------------------------------   --------------    --------------    --------------    --------------
NET ASSETS AT DECEMBER 31, 2003                    $    2,884,142    $      498,451    $      938,840    $   23,923,922
================================================   ==============    ==============    ==============    ==============

                                                   LINCOLN
                                                   VIPT              MFS VIT           MFS VIT           MFS VIT
                                                   SOCIAL            CAPITAL           EMERGING          TOTAL
                                                   AWARENESS         OPPORTUNITIES     GROWTH            RETURN
                                                   SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                      $      206,517    $       18,857    $    6,759,284    $    6,996,095
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                             372              (558)          (43,423)           61,096
  -  Net realized gain (loss) on investments              (12,923)             (988)       (1,148,598)           56,365
  -  Net change in unrealized appreciation or
       depreciation on investments                        (34,272)          (25,924)       (1,204,563)         (711,019)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                        (46,823)          (27,470)       (2,396,584)         (593,558)
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                                 56,984           175,968         1,672,866         5,539,082
  -  Participant withdrawals                              (30,119)           (9,983)       (1,536,207)       (1,110,030)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                  26,865           165,985           136,659         4,429,052
------------------------------------------------   --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   (19,958)          138,515        (2,259,925)        3,835,494
------------------------------------------------   --------------    --------------    --------------    --------------
NET ASSETS AT DECEMBER 31, 2002                           186,559           157,372         4,499,359        10,831,589
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                             303            (1,611)          (40,931)          109,836
  -  Net realized gain (loss) on investments               (9,774)           13,070          (635,623)          (15,823)
  -  Net change in unrealized appreciation or
       depreciation on investments                         70,713            66,425         1,978,522         1,719,276
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                         61,242            77,884         1,301,968         1,813,289
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                                 73,259           223,051         1,245,516         2,925,092
  -  Participant withdrawals                              (25,110)          (20,419)       (1,157,388)       (1,351,657)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                  48,149           202,632            88,128         1,573,435
------------------------------------------------   --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   109,391           280,516         1,390,096         3,386,724
------------------------------------------------   --------------    --------------    --------------    --------------
NET ASSETS AT DECEMBER 31, 2003                    $      295,950    $      437,888    $    5,889,455    $   14,218,313
================================================   ==============    ==============    ==============    ==============

See accompanying notes.


                                                                     NB AMT
                                                   MFS VIT           MID-CAP           NB AMT            NB AMT
                                                   UTILITIES         GROWTH            PARTNERS          REGENCY
                                                   SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                      $    5,068,638    $    4,224,084    $    1,090,897    $      168,012
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                          83,811           (32,646)           (3,179)           (4,865)
  -  Net realized gain (loss) on investments             (822,215)         (546,582)          (36,569)          (18,201)
  -  Net change in unrealized appreciation or
       depreciation on investments                       (506,264)         (907,855)         (262,525)          (95,251)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                     (1,244,668)       (1,487,083)         (302,273)         (118,317)
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                              1,207,926         1,953,990           307,616         1,015,209
  -  Participant withdrawals                             (892,943)         (472,247)         (108,858)          (34,530)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                 314,983         1,481,743           198,758           980,679
------------------------------------------------   --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (929,685)           (5,340)         (103,515)          862,362
------------------------------------------------   --------------    --------------    --------------    --------------
NET ASSETS AT DECEMBER 31, 2002                         4,138,953         4,218,744           987,382         1,030,374
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                          70,189           (38,394)           (8,871)           (8,275)
  -  Net realized gain (loss) on investments             (237,788)         (370,222)          (26,699)          (39,445)
  -  Net change in unrealized appreciation or
       depreciation on investments                      1,699,066         1,576,914           358,258           368,152
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                      1,531,467         1,168,298           322,688           320,432
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                              1,370,716           952,009           176,556           303,590
  -  Participant withdrawals                             (609,528)         (521,648)         (313,195)          (68,545)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                 761,188           430,361          (136,639)          235,045
------------------------------------------------   --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 2,292,655         1,598,659           186,049           555,477
------------------------------------------------   --------------    --------------    --------------    --------------
NET ASSETS AT DECEMBER 31, 2003                    $    6,431,608    $    5,817,403    $    1,173,431    $    1,585,851
================================================   ==============    ==============    ==============    ==============

                                                   OCC                                 PUTNAM VT         PUTNAM VT
                                                   ACCUMULATION      OCC               GROWTH &          HEALTH
                                                   GLOBAL            ACCUMULATION      INCOME            SCIENCES
                                                   EQUITY            MANAGED           CLASS IB          CLASS IB
                                                   SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                      $      566,717    $    1,139,603    $        6,903    $        4,656
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                            (929)           12,069              (417)             (161)
  -  Net realized gain (loss) on investments              (89,089)          (53,448)          (12,068)             (498)
  -  Net change in unrealized appreciation or
       depreciation on investments                         (4,254)         (153,171)          (11,594)           (2,640)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                        (94,272)         (194,550)          (24,079)           (3,299)
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                                 71,198            67,740           374,285            69,408
  -  Participant withdrawals                             (241,932)         (179,667)          (26,732)           (5,611)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                (170,734)         (111,927)          347,553            63,797
------------------------------------------------   --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (265,006)         (306,477)          323,474            60,498
------------------------------------------------   --------------    --------------    --------------    --------------
NET ASSETS AT DECEMBER 31, 2002                           301,711           833,126           330,377            65,154
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                            (525)            8,882             3,847            (1,129)
  -  Net realized gain (loss) on investments              (10,287)          (62,569)            2,290               (69)
  -  Net change in unrealized appreciation or
       depreciation on investments                        105,745           193,582           109,045            32,323
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                         94,933           139,895           115,182            31,125
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                                 61,650            70,988           254,793           220,768
  -  Participant withdrawals                              (56,014)         (187,507)          (37,332)          (13,310)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                   5,636          (116,519)          217,461           207,458
------------------------------------------------   --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   100,569            23,376           332,643           238,583
------------------------------------------------   --------------    --------------    --------------    --------------
NET ASSETS AT DECEMBER 31, 2003                    $      402,280    $      856,502    $      663,020    $      303,737
================================================   ==============    ==============    ==============    ==============

See accompanying notes.

                                                   SCUDDER           SCUDDER           SCUDDER           M FUND
                                                   VIT               VIT               VIT               TURNER
                                                   EAFE              EQUITY            SMALL             CORE
                                                   EQUITY INDEX      500 INDEX         CAP INDEX         GROWTH
                                                   SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                      $      755,606    $   19,867,780    $    1,458,176    $           --
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                          10,540            60,863               443                --
  -  Net realized gain (loss) on investments              (74,241)       (1,758,492)         (112,903)               --
  -  Net change in unrealized appreciation or
       depreciation on investments                       (259,865)       (3,301,463)         (378,604)               --
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                       (323,566)       (4,999,092)         (491,064)               --
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                                963,235         5,945,746         1,195,667                --
  -  Participant withdrawals                             (164,454)       (2,081,634)         (260,259)               --
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                 798,781         3,864,112           935,408                --
------------------------------------------------   --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   475,215        (1,134,980)          444,344                --
------------------------------------------------   --------------    --------------    --------------    --------------
NET ASSETS AT DECEMBER 31, 2002                         1,230,821        18,732,800         1,902,520                --
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                          53,166            96,967             1,153               (12)
  -  Net realized gain (loss) on investments              (54,093)         (675,066)          (28,525)              110
  -  Net change in unrealized appreciation or
       depreciation on investments                        471,537         6,881,246           982,723            19,368
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                        470,610         6,303,147           955,351            19,466
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                                488,201         8,876,860         1,053,907           264,006
  -  Participant withdrawals                             (167,977)       (3,498,444)         (411,425)          (24,982)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                 320,224         5,378,416           642,482           239,024
------------------------------------------------   --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   790,834        11,681,563         1,597,833           258,490
------------------------------------------------   --------------    --------------    --------------    --------------
NET ASSETS AT DECEMBER 31, 2003                    $    2,021,655    $   30,414,363    $    3,500,353    $      258,490
================================================   ==============    ==============    ==============    ==============

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2003

1.  ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION

    THE VARIABLE ACCOUNT: Lincoln Life Flexible Premium Variable Life Account R (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on June 18, 1998, are part of the operations of Lincoln Life. The Variable Account consists of five products which are listed below.

        -   SVUL I
        -   SVUL
        -   SVUL II and SVUL II Elite
        -   SVUL III

    The assets of the Variable Account are owned by the Company. The portion of the Variable Account's assets supporting the variable life policies may not be used to satisfy liabilities arising from any other business of the Company.

    BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

    INVESTMENTS: The assets of the Variable Account are divided into variable subaccounts each of which is invested in shares of one of sixty eight mutual funds (the Funds) of fifteen diversified open-end management investment companies, each Fund with its own investment objective. The Funds are:

    AIM Variable Insurance Funds (AIM V.I.):
      AIM V.I. Capital Appreciation Fund (Series I)
      AIM V.I. Diversified Income Fund (Series I)
      AIM V.I. Growth Fund (Series I)
      AIM V.I. International Growth Fund (Series I)
      AIM V.I. Premier Equity Fund (Series I)

    AllianceBernstein Variable Products Series Fund (ABVPSF):
      ABVPSF Growth and Income Portfolio (Class A)
      ABVPSF Premier Growth Portfolio (Class A)
      ABVPSF Small Cap Value Portfolio (Class A)
      ABVPSF Technology Portfolio (Class A)

    American Funds Insurance Series (American Funds):
      American Funds Global Small Capitalization Fund (Class 2)
      American Funds Growth Fund (Class 2)
      American Funds Growth-Income Fund (Class 2)
      American Funds International Fund (Class 2)

    Baron Capital Funds Trust (Baron Capital):
      Baron Capital Asset Fund Insurance Shares

    Delaware VIP Trust (Delaware VIPT)*:
      Delaware VIPT Emerging Markets Series (Standard Class) Delaware VIPT High Yield Series (Standard Class) Delaware VIPT Large Cap Value Series (Standard Class) Delaware VIPT REIT Series (Standard Class)
      Delaware VIPT Small Cap Value Series (Standard Class) Delaware VIPT Trend Series (Standard Class)
      Delaware VIPT U.S. Growth Series (Standard Class)

    Fidelity Variable Insurance Products Fund (Fidelity VIP):
      Fidelity VIP Asset Manager Portfolio
      Fidelity VIP Contrafund Portfolio (Service Class)
      Fidelity VIP Equity-Income Portfolio
      Fidelity VIP Equity-Income Portfolio (Service Class)
      Fidelity VIP Growth Portfolio (Service Class)
      Fidelity VIP Growth Opportunities Portfolio (Service Class)
      Fidelity VIP High Income Portfolio (Service Class)
      Fidelity VIP Investment Grade Bond Portfolio
      Fidelity VIP Overseas Portfolio (Service Class)

    Franklin Templeton Variable Insurance Products Trust (FTVIPT):
      FTVIPT Franklin Small Cap Fund (Class 1)
      FTVIPT Templeton Foreign Securities Fund (Class 1)
      FTVIPT Templeton Foreign Securities Fund (Class 2)
      FTVIPT Templeton Global Asset Allocation Fund (Class 1)
      FTVIPT Templeton Growth Securities Fund (Class 1)
      FTVIPT Templeton Growth Securities Fund (Class 2)

    Janus Aspen Series:
      Janus Aspen Series Balanced Portfolio
      Janus Aspen Series Balanced Portfolio (Service Shares)
      Janus Aspen Series Global Technology Portfolio (Service Shares) Janus Aspen Series Mid Cap Growth Portfolio (Service Shares) Janus Aspen Series Worldwide Growth Portfolio
      Janus Aspen Series Worldwide Growth Portfolio (Service Shares)

    Lincoln Variable Insurance Products Trust (Lincoln VIPT)*:
      Lincoln VIPT Aggressive Growth Fund
      Lincoln VIPT Bond Fund
      Lincoln VIPT Capital Appreciation Fund
      Lincoln VIPT Equity-Income Fund
      Lincoln VIPT Global Asset Allocation Fund
      Lincoln VIPT International Fund
      Lincoln VIPT Money Market Fund
      Lincoln VIPT Social Awareness Fund

    M Fund, Inc. (M Fund):
      M Fund Brandes International Equity Fund
      M Fund Business Opportunity Value Fund
      M Fund Frontier Captial Appreciation Fund
      M Fund Turner Core Growth Fund

    MFS Variable Insurance Trust (MFS VIT):
      MFS VIT Capital Opportunities Series (Initial Class)
      MFS VIT Emerging Growth Series (Initial Class)
      MFS VIT Total Return Series (Initial Class)
      MFS VIT Utilities Series (Initial Class)

    Neuberger Berman Advisers Management Trust (NB AMT):
      NB AMT Mid-Cap Growth Portfolio
      NB AMT Partners Portfolio
      NB AMT Regency Portfolio

    OCC Accumulation Trust (OCC Accumulation):
      OCC Accumulation Global Equity Portfolio
      OCC Accumulation Managed Portfolio

    Putnam Variable Trust (Putnam VT):
      Putnam VT Growth & Income Fund (Class IB)
      Putnam VT Health Sciences Fund (Class IB)

    Scudder VIT Funds (Scudder VIT):
      Scudder VIT EAFE Equity Index Fund
      Scudder VIT Equity 500 Index Fund
      Scudder VIT Small Cap Index Fund


    * Denotes an affiliate of The Lincoln National Life Insurance Company.

    Investments in the Funds are stated at the closing net asset value per share on December 31, 2003, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

    Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

    DIVIDENDS: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

    FEDERAL INCOME TAXES: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

2.  MORTALITY AND EXPENSE GUARANTEES AND OTHER TRANSACTIONS WITH AFFILIATES

    Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The current rate of deduction, stated as an annual percentage, is .80%. The mortality and expense risk charges for each of the variable subaccounts are reported in the statements of operations. For the SVUL III product the annual percentage changes to .40% for policy years 20 and beyond.

    Prior to the allocation of premiums to the Variable Account, the Company deducts a premium load to cover state taxes and federal income tax liabilities and a portion of the sales expenses incurred by the Company. Refer to the product prospectus for the premium load charge. The premium loads for the years ended December 31, 2003 and 2002 amounted to $5,060,288 and $6,975,094, respectively.

    The Company charges a monthly administrative fee which varies by product, refer to the product prospectus for the administrative fee rate. The administrative fees are for items such as premium billing and collection, policy value calculation, confirmations and periodic reports. Administrative fees for the years ended December 31, 2003 and 2002 amounted to $13,758,577 and $12,798,938, respectively.

    The Company assumes responsibility for providing the insurance benefit included in the policy. The Company charges a monthly deduction of the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, risk classification, gender classification (in accordance with state law) and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charge are deducted proportionately from the value of each variable subaccount and/or fixed account funding option. The fixed account is part of the general account of the Company and is not included in these financial statements. The cost of insurance charges for the years ended December 31, 2003 and 2002 amounted to $6,148,730 and $4,880,323, respectively.

    Under certain circumstances, the Company reserves the right to charge a transfer fee which varies by product, refer to the product prospectus for the transfer fee charge. For the years ended December 31, 2003 and 2002, no transfer fees were deducted from the variable subaccounts.

    The Company, upon full surrender of a policy, may assess a surrender charge. This charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The amount of the surrender charge assessed, if any, will depend on the face amount of the policy and the issue age of the policy. In no event will the surrender charge exceed the maximum allowed by state or federal law. No surrender charge is imposed on a partial surrender, but an administrative fee of $25 (not to exceed 2% of the amount withdrawn) is imposed, allocated pro-rata among the variable subaccounts (and, where applicable, the fixed account) from which the partial surrender proceeds are taken. The full surrender charges or partial surrender administrative charges for the year ended December 31, 2003 and 2002 amounted to $2,027,333 and $1,002,044, respectively.

3.  CONDENSED FINANCIAL INFORMATION

    A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable life contracts as of and for the year or period ended December 31, 2003 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                                UNIT VALUE                                                              INVESTMENT
                                 COMMENCEMENT   BEGINNING    UNIT VALUE       UNITS                        TOTAL        INCOME
SUBACCOUNT                       DATE(1)        OF PERIOD    END OF PERIOD    OUTSTANDING   NET ASSETS     RETURN(2)    RATIO(3)
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION                                                                                                   --
    SVUL I (0.80% Fee Rate)                     $     7.97   $        10.23       130,550   $  1,336,093       28.49%
AIM V.I. DIVERSIFIED INCOME                                                                                                   6.36%
    SVUL I (0.80% Fee Rate)                          10.08            10.92        95,016      1,037,860        8.37%
AIM V.I. GROWTH                                                                                                                 --
    SVUL I (0.80% Fee Rate)                           5.53             7.20       388,016      2,793,821       30.19%
    SVUL (0.80% Fee Rate)                             4.42             5.75       686,049      3,947,743       30.19%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                                3.31             4.31     1,148,154      4,947,975       30.19%
    SVUL III (0.80% Fee Rate)        01/09/03         9.72            11.92        40,826        486,490       22.62%
AIM V.I. INTERNATIONAL GROWTH                                                                                                 0.60%
    SVUL (0.80% Fee Rate)                             7.06             9.04        68,304        617,285       28.03%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                                5.05             6.47       248,232      1,606,438       28.03%
    SVUL III (0.80% Fee Rate)                         9.14            11.70        55,280        646,706       28.03%
AIM V.I. PREMIER EQUITY                                                                                                       0.31%
    SVUL I (0.80% Fee Rate)                           7.62             9.45       309,437      2,924,686       24.08%
    SVUL (0.80% Fee Rate)                             6.02             7.47       609,073      4,549,523       24.08%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                                4.82             5.98     1,090,438      6,520,070       24.08%
    SVUL III (0.80% Fee Rate)                         9.14            11.34         8,317         94,290       24.08%
ABVPSF GROWTH AND INCOME                                                                                                      0.97%
    SVUL (0.80% Fee Rate)                             8.08            10.63        20,429        217,066       31.45%
    SVUL II Elite and SVUL II
      (0.80% Fee Rate)                                8.03            10.55       343,329      3,621,713       31.45%
    SVUL III (0.80% Fee Rate)        01/17/03         9.61            12.18        36,036        439,018       26.77%
ABVPSF PREMIER GROWTH                                                                                                           --
    SVUL (0.80% Fee Rate)                             8.09             9.93         1,615         16,026       22.68%
    SVUL II Elite and SVUL II
      (0.80% Fee Rate)                                7.60             9.32        41,612        387,854       22.68%
    SVUL III (0.80% Fee Rate)                         8.90            10.92        14,780        161,374       22.68%
ABVPSF SMALL CAP VALUE                                                                                                        0.58%
    SVUL (0.80% Fee Rate)                             8.41            11.79        14,626        172,476       40.14%
    SVUL II Elite and SVUL II
      (0.80% Fee Rate)                               10.18            14.27       113,844      1,624,869       40.14%
    SVUL III (0.80% Fee Rate)        01/02/03        10.04            13.63        27,964        381,258       35.86%
ABVPSF TECHNOLOGY                                                                                                               --
    SVUL (0.80% Fee Rate)            03/21/03         7.47             9.99         8,344         83,396       33.86%
    SVUL II Elite and SVUL II
      (0.80% Fee Rate)                                6.71             9.59        48,993        469,693       42.93%
    SVUL III (0.80% Fee Rate)                         8.74            12.49        34,213        427,238       42.94%
AMERICAN FUNDS GLOBAL SMALL
  CAPITALIZATION CLASS 2                                                                                                      0.58%
    SVUL (0.80% Fee Rate)                             5.38             8.19        18,898        154,728       52.31%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                                5.38             8.19       280,050      2,293,240       52.31%
    SVUL III (0.80% Fee Rate)                         9.58            14.59        22,771        332,128       52.31%
AMERICAN FUNDS GROWTH CLASS 2                                                                                                 0.12%
    SVUL (0.80% Fee Rate)                             5.59             7.59       347,690      2,638,456       35.72%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                                5.59             7.59     2,567,603     19,485,047       35.72%
    SVUL III (0.80% Fee Rate)                         9.59            13.02       115,276      1,500,903       35.72%
AMERICAN FUNDS GROWTH-INCOME
  CLASS 2                                                                                                                     1.14%
    SVUL (0.80% Fee Rate)                             8.59            11.29       162,745      1,836,707       31.37%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                                8.59            11.29     1,391,862     15,711,246       31.37%
    SVUL III (0.80% Fee Rate)                         9.39            12.34       120,728      1,489,919       31.37%
AMERICAN FUNDS INTERNATIONAL
  CLASS 2                                                                                                                     1.71%
    SVUL (0.80% Fee Rate)                             8.20            10.98        16,312        179,050       33.78%
    SVUL II Elite and SVUL II
      (0.80% Fee Rate)                                8.66            11.58       179,169      2,075,359       33.78%
    SVUL III (0.80% Fee Rate)                         9.64            12.90        51,715        666,922       33.78%
BARON CAPITAL ASSET                                                                                                             --
    SVUL (0.80% Fee Rate)                            10.34            13.34        88,393      1,179,231       28.98%
    SVUL II (0.80% Fee Rate)                          8.87            11.44       177,564      2,031,601       28.98%
M FUND BRANDES INTERNATIONAL
  EQUITY                                                                                                                      0.91%
    SVUL III (0.80% Fee Rate)        09/30/03        12.12            14.38        24,119        346,867       18.68%
DELAWARE VIPT EMERGING MARKETS                                                                                                2.36%
    SVUL I (0.80% Fee Rate)                           9.28            15.71        43,882        689,347       69.19%
    SVUL (0.80% Fee Rate)                             9.99            16.90        37,715        637,414       69.19%
    SVUL II (0.80% Fee Rate)                          9.07            15.35        39,580        607,432       69.19%
DELAWARE VIPT HIGH YIELD                                                                                                      4.66%
    SVUL (0.80% Fee Rate)                             7.53             9.62        79,476        764,518       27.72%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                                8.57            10.95       225,506      2,469,598       27.72%
    SVUL III (0.80% Fee Rate)                        10.95            13.99       101,066      1,413,945       27.72%
DELAWARE VIPT LARGE CAP VALUE                                                                                                 1.17%
    SVUL (0.80% Fee Rate)                             8.14            10.36        13,184        136,578       27.27%
    SVUL II Elite and SVUL II
      (0.80% Fee Rate)                                8.35            10.63        59,057        627,778       27.27%
    SVUL III (0.80% Fee Rate)                         9.15            11.64        42,590        495,832       27.27%
DELAWARE VIPT REIT                                                                                                            2.39%
    SVUL (0.80% Fee Rate)                            13.41            17.83        29,459        525,129       32.96%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                               13.18            17.52       237,317      4,157,213       32.96%
    SVUL III (0.80% Fee Rate)                         9.87            13.12        44,431        583,040       32.96%

                                                UNIT VALUE                                                              INVESTMENT
                                 COMMENCEMENT   BEGINNING    UNIT VALUE       UNITS                        TOTAL        INCOME
SUBACCOUNT                       DATE(1)        OF PERIOD    END OF PERIOD    OUTSTANDING   NET ASSETS     RETURN(2)    RATIO(3)
----------------------------------------------------------------------------------------------------------------------------------
DELAWARE VIPT SMALL CAP VALUE                                                                                                 0.38%
    SVUL I (0.80% Fee Rate)                     $    11.16   $        15.72       252,376   $  3,967,762       40.85%
    SVUL (0.80% Fee Rate)                            11.52            16.23       113,731      1,845,483       40.85%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                               12.15            17.12       472,169      8,082,474       40.85%
    SVUL III (0.80% Fee Rate)                         9.63            13.56        91,142      1,235,667       40.85%
DELAWARE VIPT TREND                                                                                                             --
    SVUL I (0.80% Fee Rate)                          11.49            15.39       182,115      2,803,484       34.02%
    SVUL (0.80% Fee Rate)                             9.60            12.87       150,056      1,930,698       34.02%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                                5.47             7.33       862,782      6,323,230       34.02%
    SVUL III (0.80% Fee Rate)                         9.83            13.18        29,994        395,307       34.02%
DELAWARE VIPT U.S. GROWTH                                                                                                     0.12%
    SVUL II Elite and SVUL II
      (0.80% Fee Rate)                                7.64             9.37        22,372        209,724       22.77%
    SVUL III (0.80% Fee Rate)        03/03/03         8.90            11.22           292          3,275       25.99%
FIDELITY VIP ASSET MANAGER                                                                                                    3.64%
    SVUL I (0.80% Fee Rate)                           9.61            11.24        61,727        694,096       17.04%
FIDELITY VIP CONTRAFUND
  SERVICE CLASS                                                                                                               0.34%
    SVUL (0.80% Fee Rate)                             8.29            10.55       394,308      4,160,640       27.33%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                                7.24             9.22       731,290      6,742,785       27.33%
    SVUL III (0.80% Fee Rate)                         9.49            12.09        54,091        653,744       27.33%
FIDELITY VIP EQUITY-INCOME                                                                                                    1.72%
    SVUL I (0.80% Fee Rate)                           9.02            11.66       305,328      3,560,891       29.29%
FIDELITY VIP EQUITY-INCOME
  SERVICE CLASS                                                                                                               1.32%
    SVUL II Elite
      (0.80% Fee Rate)                                8.50            10.98       111,439      1,223,502       29.18%
    SVUL III (0.80% Fee Rate)                         9.35            12.07        25,358        306,149       29.18%
FIDELITY VIP GROWTH SERVICE
  CLASS                                                                                                                       0.17%
    SVUL (0.80% Fee Rate)                             4.80             6.32       129,302        817,764       31.72%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                                4.80             6.32       664,280      4,201,431       31.72%
    SVUL III (0.80% Fee Rate)                         9.09            11.98        43,820        524,903       31.72%
FIDELITY VIP GROWTH
  OPPORTUNITIES SERVICE CLASS                                                                                                 0.65%
    SVUL (0.80% Fee Rate)                             5.43             6.98       111,983        782,059       28.63%
    SVUL II (0.80% Fee Rate)                          5.60             7.21        86,692        624,824       28.63%
FIDELITY VIP HIGH INCOME
  SERVICE CLASS                                                                                                               5.93%
    SVUL (0.80% Fee Rate)                             7.25             9.13        28,207        257,462       25.96%
    SVUL II (0.80% Fee Rate)                          7.25             9.13       215,828      1,970,208       25.96%
FIDELITY VIP INVESTMENT GRADE
  BOND                                                                                                                        3.98%
    SVUL I (0.80% Fee Rate)                          13.36            13.95       266,893      3,721,885        4.37%
FIDELITY VIP OVERSEAS SERVICE
  CLASS                                                                                                                       0.39%
    SVUL (0.80% Fee Rate)                             7.86            11.17         5,070         56,648       42.07%
    SVUL II Elite and SVUL II
      (0.80% Fee Rate)                                8.20            11.65        48,971        570,320       42.07%
    SVUL III (0.80% Fee Rate)        01/02/03         9.04            12.61        17,797        224,394       39.52%
M FUND FRONTIER CAPITAL
  APPRECIATION                                                                                                                  --
    SVUL III (0.80% Fee Rate)        09/30/03        11.93            14.06        12,300        172,902       17.85%
FTVIPT FRANKLIN SMALL CAP                                                                                                       --
    SVUL (0.80% Fee Rate)                             7.72            10.54         2,486         26,205       36.52%
    SVUL II Elite and SVUL II
      (0.80% Fee Rate)                                8.03            10.96        83,750        918,119       36.51%
    SVUL III (0.80% Fee Rate)                         9.62            13.13        30,520        400,709       36.51%
FTVIPT TEMPLETON FOREIGN
  SECURITIES                                                                                                                  1.85%
    SVUL I (0.80% Fee Rate)                           7.72            10.16       314,188      3,190,999       31.50%
FTVIPT TEMPLETON FOREIGN
  SECURITIES CLASS 2                                                                                                          1.72%
    SVUL (0.80% Fee Rate)                             7.34             9.63       113,011      1,088,597       31.16%
    SVUL II (0.80% Fee Rate)                          6.90             9.05       259,632      2,349,356       31.16%
FTVIPT TEMPLETON GLOBAL ASSET
  ALLOCATION                                                                                                                  2.75%
    SVUL I (0.80% Fee Rate)                          10.19            13.37        99,682      1,333,110       31.26%
FTVIPT TEMPLETON GROWTH
  SECURITIES                                                                                                                  1.55%
    SVUL I (0.80% Fee Rate)                          10.06            13.23        94,912      1,255,783       31.57%
    SVUL II Elite
      (0.80% Fee Rate)                                8.45            11.12        93,350      1,037,634       31.57%
    SVUL III (0.80% Fee Rate)                         9.08            11.95        35,727        426,815       31.57%
FTVIPT TEMPLETON GROWTH
  SECURITIES CLASS 2                                                                                                          1.54%
    SVUL (0.80% Fee Rate)                             9.71            12.73        47,137        599,977       31.08%
    SVUL II (0.80% Fee Rate)                          8.31            10.89        87,097        948,735       31.08%
JANUS ASPEN SERIES BALANCED                                                                                                   2.22%
    SVUL (0.80% Fee Rate)                             9.68            10.95       438,712      4,804,254       13.14%
    SVUL II (0.80% Fee Rate)                          8.48             9.60       498,020      4,779,342       13.14%
JANUS ASPEN SERIES BALANCED
  SERVICE SHARES                                                                                                              1.86%
    SVUL II Elite (0.80% Fee
      Rate)                                           9.47            10.69        76,675        819,506       12.82%
    SVUL III (0.80% Fee Rate)                         9.75            10.99         9,454        103,942       12.82%
JANUS ASPEN SERIES GLOBAL
  TECHNOLOGY SERVICE SHARES                                                                                                     --
    SVUL (0.80% Fee Rate)                             2.46             3.57        25,409         90,718       45.31%
    SVUL II (0.80% Fee Rate)                          2.46             3.57       354,105      1,264,150       45.31%
JANUS ASPEN SERIES MID CAP
  GROWTH SERVICE SHARES                                                                                                         --
    SVUL (0.80% Fee Rate)            11/03/03        10.62            10.91           909          9,923        2.70%
    SVUL II Elite and SVUL II
      (0.80% Fee Rate)                                7.29             9.75        34,501        336,470       33.69%
    SVUL III (0.80% Fee Rate)        01/02/03         9.72            12.64        20,050        253,476       30.12%
JANUS ASPEN SERIES WORLDWIDE
  GROWTH                                                                                                                      1.13%
    SVUL (0.80% Fee Rate)                             7.18             8.83       361,599      3,191,420       23.00%
    SVUL II (0.80% Fee Rate)                          4.57             5.62       918,267      5,160,731       23.00%

                                                UNIT VALUE                                                              INVESTMENT
                                 COMMENCEMENT   BEGINNING    UNIT VALUE       UNITS                        TOTAL        INCOME
SUBACCOUNT                       DATE(1)        OF PERIOD    END OF PERIOD    OUTSTANDING   NET ASSETS     RETURN(2)    RATIO(3)
----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE
  GROWTH SERVICE SHARES                                                                                                       0.89%
    SVUL II Elite
      (0.80% Fee Rate)                          $     7.90   $         9.69        97,223   $    942,382       22.70%
    SVUL III (0.80% Fee Rate)                         9.01            11.06        11,625        128,543       22.69%
LINCOLN VIPT AGGRESSIVE GROWTH                                                                                                  --
    SVUL II Elite and SVUL II
      (0.80% Fee Rate)                                7.57             9.95         1,788         17,800       31.57%
    SVUL III (0.80% Fee Rate)        01/17/03         9.32            11.99           308          3,699       28.68%
LINCOLN VIPT BOND                                                                                                             4.38%
    SVUL (0.80% Fee Rate)                            12.85            13.68       288,321      3,943,210        6.43%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                               12.89            13.72     1,086,891     14,910,522        6.43%
    SVUL III (0.80% Fee Rate)                        10.51            11.19       156,630      1,752,133        6.43%
LINCOLN VIPT CAPITAL
  APPRECIATION                                                                                                                  --
    SVUL (0.80% Fee Rate)                             5.74             7.55       143,056      1,079,696       31.40%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                                4.24             5.57       271,411      1,512,272       31.40%
    SVUL III (0.80% Fee Rate)        03/21/03         9.44            11.92           373          4,452       26.28%
LINCOLN VIPT EQUITY-INCOME                                                                                                    1.01%
    SVUL (0.80% Fee Rate)                             8.29            10.89        42,875        466,826       31.29%
    SVUL II (0.80% Fee Rate)                          8.44            11.08       218,111      2,417,316       31.29%
LINCOLN VIPT GLOBAL ASSET
  ALLOCATION                                                                                                                  3.02%
    SVUL (0.80% Fee Rate)                             8.10             9.68         7,360         71,212       19.44%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                                7.74             9.25        40,446        374,166       19.44%
    SVUL III (0.80% Fee Rate)        07/14/03        10.63            11.40         4,656         53,073        7.24%
LINCOLN VIPT INTERNATIONAL                                                                                                    3.18%
    SVUL (0.80% Fee Rate)                             8.25            11.60        27,557        319,529       40.49%
    SVUL II Elite and SVUL II
      (0.80% Fee Rate)                                9.03            12.69        40,623        515,458       40.49%
    SVUL III (0.80% Fee Rate)                         9.31            13.08         7,942        103,853       40.49%
LINCOLN VIPT MONEY MARKET                                                                                                     0.69%
    SVUL I (0.80% Fee Rate)                          11.60            11.59       138,051      1,599,975       -0.12%
    SVUL (0.80% Fee Rate)                            11.19            11.18       272,138      3,042,364       -0.12%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                               10.76            10.75     1,623,002     17,442,743       -0.12%
    SVUL III (0.80% Fee Rate)                        10.02            10.00       183,823      1,838,840       -0.12%
LINCOLN VIPT SOCIAL AWARENESS                                                                                                 0.94%
    SVUL (0.80% Fee Rate)                             7.07             9.25        15,149        140,062       30.81%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                                6.20             8.12        14,694        119,256       30.81%
    SVUL III (0.80% Fee Rate)        01/17/03         9.60            12.26         2,988         36,632       27.72%
MFS VIT CAPITAL OPPORTUNITIES                                                                                                 0.25%
    SVUL II Elite and SVUL II
      (0.80% Fee Rate)                                7.48             9.45        19,095        180,401       26.37%
    SVUL III (0.80% Fee Rate)                         9.19            11.61        22,171        257,487       26.37%
MFS VIT EMERGING GROWTH                                                                                                         --
    SVUL I (0.80% Fee Rate)                           6.93             8.96       149,152      1,336,101       29.19%
    SVUL (0.80% Fee Rate)                             5.70             7.37       270,418      1,992,449       29.19%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                                3.48             4.50       566,023      2,547,474       29.19%
    SVUL III (0.80% Fee Rate)        03/24/03         9.16            11.77         1,141         13,431       28.55%
MFS VIT TOTAL RETURN                                                                                                          1.70%
    SVUL I (0.80% Fee Rate)                          11.44            13.20       181,391      2,394,100       15.40%
    SVUL (0.80% Fee Rate)                            10.59            12.22       330,738      4,041,549       15.40%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                               10.62            12.25       599,210      7,342,271       15.40%
    SVUL III (0.80% Fee Rate)                         9.88            11.41        38,614        440,393       15.40%
MFS VIT UTILITIES                                                                                                             2.20%
    SVUL I (0.80% Fee Rate)                           8.57            11.55       123,993      1,432,441       34.81%
    SVUL (0.80% Fee Rate)                             7.45            10.04        98,704        990,774       34.81%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                                5.82             7.85       462,145      3,628,953       34.81%
    SVUL III (0.80% Fee Rate)                        10.23            13.80        27,501        379,440       34.81%
NB AMT MID-CAP GROWTH                                                                                                           --
    SVUL (0.80% Fee Rate)                             7.25             9.21       134,522      1,238,691       27.05%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                                4.46             5.67       758,174      4,296,711       27.05%
    SVUL III (0.80% Fee Rate)                         9.21            11.70        24,102        282,001       27.05%
NB AMT PARTNERS                                                                                                                 --
    SVUL (0.80% Fee Rate)                             6.89             9.24        51,571        476,274       34.01%
    SVUL II (0.80% Fee Rate)                          7.37             9.88        70,547        697,157       34.01%
NB AMT REGENCY                                                                                                                  --
    SVUL (0.80% Fee Rate)                             8.51            11.47        12,372        141,961       34.76%
    SVUL II Elite and SVUL II
      (0.80% Fee Rate)                                9.31            12.54       100,054      1,255,153       34.76%
    SVUL III (0.80% Fee Rate)                         9.32            12.56        15,025        188,737       34.76%
OCC ACCUMULATION GLOBAL EQUITY                                                                                                0.64%
    SVUL I (0.80% Fee Rate)                           8.95            11.67        34,458        402,280       30.50%
OCC ACCUMULATION MANAGED                                                                                                      1.96%
    SVUL I (0.80% Fee Rate)                           8.62            10.41        82,247        856,502       20.78%
PUTNAM VT GROWTH & INCOME
  CLASS IB                                                                                                                    1.65%
    SVUL (0.80% Fee Rate)                             8.21            10.37         5,452         56,536       26.37%
    SVUL II Elite and SVUL II
      (0.80% Fee Rate)                                8.19            10.35        56,110        580,593       26.37%
    SVUL III (0.80% Fee Rate)        01/17/03         9.63            11.80         2,194         25,891       22.54%
PUTNAM VT HEALTH SCIENCES
  CLASS IB                                                                                                                    0.21%
    SVUL (0.80% Fee Rate)                             8.55            10.04           651          6,535       17.44%
    SVUL II Elite and SVUL II
      (0.80% Fee Rate)                                7.96             9.35        12,406        116,049       17.45%
    SVUL III (0.80% Fee Rate)        03/19/03         9.58            11.19        16,183        181,153       16.89%

                                                UNIT VALUE                                                              INVESTMENT
                                 COMMENCEMENT   BEGINNING    UNIT VALUE       UNITS                        TOTAL        INCOME
SUBACCOUNT                       DATE(1)        OF PERIOD    END OF PERIOD    OUTSTANDING   NET ASSETS     RETURN(2)    RATIO(3)
----------------------------------------------------------------------------------------------------------------------------------
SCUDDER VIT EAFE EQUITY INDEX                                                                                                 4.27%
    SVUL (0.80% Fee Rate)                       $     5.99   $         7.93        28,625   $    226,948       32.29%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                                5.11             6.76       257,225      1,737,757       32.29%
    SVUL III (0.80% Fee Rate)                         8.94            11.82         4,818         56,950       32.29%
SCUDDER VIT EQUITY 500 INDEX                                                                                                  1.19%
    SVUL I (0.80% Fee Rate)                           8.03            10.21       818,933      8,360,580       27.14%
    SVUL (0.80% Fee Rate)                             6.66             8.47       592,137      5,014,297       27.14%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                                6.05             7.69     1,869,192     14,367,092       27.14%
    SVUL III (0.80% Fee Rate)                         9.28            11.80       226,524      2,672,394       27.14%
SCUDDER VIT SMALL CAP INDEX                                                                                                   0.85%
    SVUL (0.80% Fee Rate)                             8.68            12.61        44,821        565,260       45.26%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                                7.43            10.79       241,441      2,605,743       45.26%
    SVUL III (0.80% Fee Rate)                         9.58            13.91        23,670        329,350       45.26%
M FUND TURNER CORE GROWTH                                                                                                     0.19%
  SVUL III (0.80% Fee Rate)          09/30/03        11.29            12.48        20,717        258,490       10.55%

(1) Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted.
(2) These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(3) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. The investment income ratios are not annualized.

    A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable life contracts as of and for the year or period ended December 31, 2002 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                        UNIT VALUE
                                        BEGINNING    UNIT VALUE       UNITS                        TOTAL        INVESTMENT
SUBACCOUNT                              OF PERIOD    END OF PERIOD    OUTSTANDING   NET ASSETS     RETURN(16)   INCOME RATIO(17)
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION                                                                                                 --
    SVUL I (0.80% Fee Rate)             $    10.61   $         7.97       140,531   $  1,119,348       -24.96%
AIM V.I. DIVERSIFIED INCOME                                                                                                 8.50%
    SVUL I (0.80% Fee Rate)                   9.93            10.08        90,883        916,047         1.48%
AIM V.I. GROWTH                                                                                                               --
    SVUL I (0.80% Fee Rate)                   8.08             5.53       388,004      2,145,809       -31.52%
    SVUL (0.80% Fee Rate)                     6.45             4.42       642,418      2,839,340       -31.52%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        4.83             3.31     1,135,551      3,758,715       -31.52%
AIM V.I. INTERNATIONAL GROWTH                                                                                               0.58%
    SVUL (0.80% Fee Rate)                     8.44             7.06        80,794        570,285       -16.35%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        6.04             5.05       271,519      1,372,403       -16.35%
    SVUL III (0.80% Fee Rate) (12)            9.10             9.14         8,914         81,449         0.41%
AIM V.I. PREMIER EQUITY                                                                                                     0.36%
    SVUL I (0.80% Fee Rate)                  11.01             7.62       328,958      2,505,718       -30.82%
    SVUL (0.80% Fee Rate)                     8.70             6.02       616,366      3,710,396       -30.82%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        6.97             4.82     1,064,292      5,128,574       -30.82%
    SVUL III (0.80% Fee Rate) (11)            9.30             9.14           798          7,292        -1.76%
AMERICAN FUNDS GLOBAL SMALL
  CAPITALIZATION CLASS 2                                                                                                    0.73%
    SVUL (0.80% Fee Rate)                     6.69             5.38        22,771        122,413       -19.70%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        6.70             5.38       221,450      1,190,637       -19.70%
    SVUL III (0.80% Fee Rate) (11)            9.45             9.58         8,365         80,111         1.38%
AMERICAN FUNDS GROWTH CLASS 2                                                                                               0.04%
    SVUL (0.80% Fee Rate)                     7.46             5.59       258,459      1,445,148       -25.06%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        7.46             5.59     2,111,675     11,807,674       -25.06%
    SVUL III (0.80% Fee Rate) (9)             8.80             9.59        35,959        344,974         9.00%
AMERICAN FUNDS GROWTH-INCOME CLASS 2                                                                                        1.19%
    SVUL (0.80% Fee Rate)                    10.61             8.59       109,672        942,164       -18.99%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                       10.61             8.59     1,250,804     10,747,379       -18.99%
    SVUL III (0.80% Fee Rate) (9)             8.62             9.39        29,321        275,447         9.00%
AMERICAN FUNDS INTERNATIONAL CLASS 2                                                                                        2.37%
    SVUL (0.80% Fee Rate) (3)                10.15             8.20        10,091         82,797       -19.18%
    SVUL II Elite (0.80% Fee Rate)           10.25             8.66       102,437        886,942       -15.52%
    SVUL III (0.80% Fee Rate) (11)            9.35             9.64           235          2,269         3.11%
ABVPSF SMALL CAP VALUE                                                                                                      0.18%
    SVUL (0.80% Fee Rate) (1)                10.20             8.41         8,116         68,297       -17.52%
    SVUL II Elite (0.80% Fee Rate)           10.94            10.18        81,016        825,126        -6.94%
ABVPSF GROWTH AND INCOME                                                                                                    0.61%
    SVUL (0.80% Fee Rate) (2)                10.17             8.08         9,366         75,713       -20.50%
    SVUL II Elite (0.80% Fee Rate)           10.38             8.03       219,482      1,761,352       -22.67%
ABVPSF PREMIER GROWTH                                                                                                         --
    SVUL (0.80% Fee Rate) (13)                8.92             8.09         1,788         14,463        -9.34%
    SVUL II Elite (0.80% Fee Rate)           11.04             7.60        19,419        147,533       -31.20%
    SVUL III (0.80% Fee Rate) (15)            9.02             8.90         1,101          9,796        -1.38%
ABVPSF TECHNOLOGY                                                                                                             --
    SVUL II Elite (0.80% Fee Rate)           11.60             6.71         7,239         48,550       -42.17%
    SVUL III (0.80% Fee Rate) (11)            8.39             8.74            92            800         4.08%
BARON CAPITAL ASSET                                                                                                           --
    SVUL (0.80% Fee Rate)                    12.15            10.34        74,777        773,452       -14.88%
    SVUL II (0.80% Fee Rate)                 10.42             8.87       168,266      1,492,679       -14.88%
DELAWARE VIPT DEVON                                                                                                         0.81%
    SVUL (0.80% Fee Rate)                     7.21             5.55        12,250         67,993       -22.98%
    SVUL II (0.80% Fee Rate)                  8.02             6.17        17,311        106,877       -22.98%
DELAWARE VIPT EMERGING MARKETS                                                                                              2.41%
    SVUL I (0.80% Fee Rate)                   8.90             9.28        31,734        294,642         4.34%
    SVUL (0.80% Fee Rate)                     9.57             9.99        32,858        328,240         4.34%
    SVUL II (0.80% Fee Rate)                  8.69             9.07        30,190        273,857         4.34%
DELAWARE VIPT HIGH YIELD                                                                                                    9.96%
    SVUL (0.80% Fee Rate)                     7.46             7.53        45,894        345,664         1.03%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        8.49             8.57       132,902      1,139,595         1.03%
    SVUL III (0.80% Fee Rate) (9)            10.11            10.95        20,388        223,326         8.40%
DELAWARE VIPT LARGE CAP VALUE                                                                                               0.41%
    SVUL (0.80% Fee Rate) (2)                10.19             8.14         4,662         37,947       -20.15%
    SVUL II Elite (0.80% Fee Rate)           10.35             8.35        34,719        289,983       -19.33%
    SVUL III (0.80% Fee Rate) (10)            8.18             9.15         9,868         90,267        11.86%
DELAWARE VIPT REIT                                                                                                          2.13%
    SVUL (0.80% Fee Rate)                    12.93            13.41        17,926        240,343         3.69%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                       12.71            13.18       197,712      2,604,934         3.69%
   SVUL III (0.80% Fee Rate) (9)              9.87             9.87        23,244        229,408        -0.03%

                                        UNIT VALUE
                                        BEGINNING    UNIT VALUE       UNITS                        TOTAL        INVESTMENT
SUBACCOUNT                              OF PERIOD    END OF PERIOD    OUTSTANDING   NET ASSETS     RETURN(16)   INCOME RATIO(17)
--------------------------------------------------------------------------------------------------------------------------------
DELAWARE VIPT SMALL CAP VALUE                                                                                               0.45%
    SVUL I (0.80% Fee Rate)             $    11.92   $        11.16       233,129   $  2,602,204        -6.35%
    SVUL (0.80% Fee Rate)                    12.30            11.52        90,799      1,046,069        -6.35%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                       12.98            12.15       460,004      5,590,579        -6.35%
    SVUL III (0.80% Fee Rate) (10)            8.78             9.63         4,072         39,194         9.67%
DELAWARE VIPT TREND                                                                                                           --
    SVUL I (0.80% Fee Rate)                  14.46            11.49       169,714      1,949,335       -20.58%
    SVUL (0.80% Fee Rate)                    12.09             9.60       155,806      1,495,758       -20.58%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        6.88             5.47       807,304      4,414,607       -20.58%
    SVUL III (0.80% Fee Rate) (11)            9.38             9.83         5,603         55,102         4.87%
DELAWARE VIPT U.S. GROWTH                                                                                                   0.32%
    SVUL II Elite (0.80% Fee Rate)           10.88             7.64         9,165         69,980       -29.81%
FIDELITY VIP ASSET MANAGER                                                                                                  3.72%
    SVUL I (0.80% Fee Rate)                  10.61             9.61        67,805        651,457        -9.46%
FIDELITY VIP CONTRAFUND SERVICE CLASS                                                                                       0.67%
    SVUL (0.80% Fee Rate)                     9.22             8.29       348,777      2,890,277       -10.15%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        8.06             7.24       694,955      5,032,369       -10.15%
    SVUL III (0.80% Fee Rate) (11)            9.82             9.49         3,795         36,021        -3.32%
FIDELITY VIP EQUITY-INCOME                                                                                                  1.68%
    SVUL I (0.80% Fee Rate)                  10.95             9.02       285,793      2,577,930       -17.61%
FIDELITY VIP EQUITY-INCOME SERVICE
  CLASS                                                                                                                     0.96%
    SVUL II Elite (0.80% Fee Rate)           10.32             8.50        76,459        649,814       -17.66%
    SVUL III (0.80% Fee Rate) (10)            8.26             9.35         4,936         46,134        13.13%
FIDELITY VIP GROWTH SERVICE CLASS                                                                                           0.12%
    SVUL (0.80% Fee Rate)                     6.93             4.80       118,468        568,797       -30.76%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        6.93             4.80       621,578      2,984,509       -30.76%
    SVUL III (0.80% Fee Rate) (12)            9.45             9.09           388          3,532        -3.80%
FIDELITY VIP GROWTH OPPORTUNITIES
  SERVICE CLASS                                                                                                             0.97%
    SVUL (0.80% Fee Rate)                     7.01             5.43       121,241        658,249       -22.54%
    SVUL II (0.80% Fee Rate)                  7.23             5.60        93,147        521,922       -22.54%
FIDELITY VIP HIGH INCOME SERVICE
  CLASS                                                                                                                     9.67%
    SVUL (0.80% Fee Rate)                     7.05             7.25        14,862        107,695         2.79%
    SVUL II (0.80% Fee Rate)                  7.05             7.25       180,882      1,310,901         2.79%
FIDELITY VIP INVESTMENT GRADE BOND                                                                                          3.71%
    SVUL I (0.80% Fee Rate)                  12.21            13.36       242,154      3,235,626         9.46%
FIDELITY VIP OVERSEAS SERVICE CLASS                                                                                         0.57%
    SVUL (0.80% Fee Rate) (5)                 9.66             7.86           356          2,803       -18.63%
    SVUL II Elite (0.80% Fee Rate)           10.37             8.20         8,116         66,534       -20.98%
JANUS ASPEN SERIES MID CAP GROWTH
  SERVICE SHARES                                                                                                              --
    SVUL (0.80% Fee Rate) (1)                10.00             8.16            --             --       -18.38%
    SVUL II Elite (0.80% Fee Rate)           10.23             7.29         4,921         35,896       -28.69%
    SVUL III (0.80% Fee Rate) (2)            10.00             9.46            --             --        -5.44%
JANUS ASPEN SERIES BALANCED                                                                                                 2.54%
    SVUL (0.80% Fee Rate)                    10.43             9.68       430,786      4,169,531        -7.19%
    SVUL II (0.80% Fee Rate)                  9.14             8.48       506,717      4,297,995        -7.19%
JANUS ASPEN SERIES BALANCED SERVICE
  SHARES                                                                                                                    2.67%
    SVUL II Elite (0.80% Fee Rate)           10.23             9.47        85,322        808,307        -7.42%
    SVUL III (0.80% Fee Rate) (12)            9.85             9.75            18            173        -1.10%
JANUS ASPEN SERIES GLOBAL TECHNOLOGY
  SERVICE SHARES                                                                                                              --
    SVUL (0.80% Fee Rate)                     4.19             2.46        27,547         67,686       -41.40%
    SVUL II (0.80% Fee Rate)                  4.19             2.46       335,961        825,402       -41.40%
JANUS ASPEN SERIES WORLDWIDE GROWTH                                                                                         0.95%
    SVUL (0.80% Fee Rate)                     9.71             7.18       376,107      2,698,673       -26.10%
    SVUL II (0.80% Fee Rate)                  6.18             4.57       915,563      4,183,247       -26.10%
JANUS ASPEN SERIES WORLDWIDE GROWTH
  SERVICE SHARES                                                                                                            0.87%
    SVUL II Elite (0.80% Fee Rate)           10.72             7.90        76,298        602,755       -26.30%
    SVUL III (0.80% Fee Rate) (11)            9.14             9.01           285          2,566       -1.41%
LINCOLN VIPT AGGRESSIVE GROWTH                                                                                                --
    SVUL II Elite (0.80% Fee Rate)           10.93             7.57         1,159          8,771       -30.78%
LINCOLN VIPT BOND                                                                                                           5.56%
    SVUL (0.80% Fee Rate)                    11.76            12.85       237,479      3,051,726         9.28%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                       11.80            12.89       945,697     12,190,028         9.28%
    SVUL III (0.80% Fee Rate) (9)            10.32            10.51        18,378        193,164         1.89%
LINCOLN VIPT CAPITAL APPRECIATION                                                                                             --
    SVUL (0.80% Fee Rate)                     7.93             5.74       154,270        886,069       -27.54%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        5.85             4.24       235,082        996,814       -27.54%
LINCOLN VIPT EQUITY-INCOME                                                                                                  1.11%
    SVUL (0.80% Fee Rate)                     9.91             8.29        49,825        413,205       -16.34%
    SVUL II (0.80% Fee Rate)                 10.09             8.44       199,180      1,681,409       -16.34%
LINCOLN VIPT GLOBAL ASSET ALLOCATION                                                                                        1.62%
    SVUL (0.80% Fee Rate)                     9.28             8.10         5,835         47,266       -12.69%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        8.87             7.74        22,900        177,358       -12.69%

                                        UNIT VALUE
                                        BEGINNING    UNIT VALUE       UNITS                        TOTAL        INVESTMENT
SUBACCOUNT                              OF PERIOD    END OF PERIOD    OUTSTANDING   NET ASSETS     RETURN(16)   INCOME RATIO(17)
--------------------------------------------------------------------------------------------------------------------------------
LINCOLN VIPT INTERNATIONAL                                                                                                  2.96%
    SVUL (0.80% Fee Rate) (4)           $     9.91   $         8.25           528   $      4,362       -16.70%
    SVUL II Elite (0.80% Fee Rate)           10.20             9.03        14,168        127,961       -11.48%
    SVUL III (0.80% Fee Rate) (10)            8.59             9.31         2,570         23,917         8.33%
LINCOLN VIPT MONEY MARKET                                                                                                   1.40%
    SVUL I (0.80% Fee Rate)                  11.53            11.60       279,463      3,242,864         0.60%
    SVUL (0.80% Fee Rate)                    11.13            11.19       354,335      3,966,108         0.60%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                       10.70            10.76     1,929,237     20,759,169         0.60%
    SVUL III (0.80% Fee Rate) (8)            10.00            10.02        96,361        965,108         0.11%
LINCOLN VIPT SOCIAL AWARENESS                                                                                               1.00%
    SVUL (0.80% Fee Rate)                     9.15             7.07        14,353        101,435       -22.74%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        8.03             6.20        13,720         85,124       -22.74%
MFS VIT CAPITAL OPPORTUNITIES                                                                                               0.03%
    SVUL II Elite (0.80% Fee Rate)           10.72             7.48        14,750        110,284       -30.25%
    SVUL III (0.80% Fee Rate) (14)            9.35             9.19         5,124         47,088        -1.70%
MFS VIT EMERGING GROWTH                                                                                                       --
    SVUL I (0.80% Fee Rate)                  10.55             6.93       160,275      1,111,335       -34.29%
    SVUL (0.80% Fee Rate)                     8.68             5.70       277,545      1,582,907       -34.29%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        5.30             3.48       518,155      1,805,117       -34.29%
MFS VIT TOTAL RETURN                                                                                                        1.48%
    SVUL I (0.80% Fee Rate)                  12.16            11.44       151,866      1,736,990        -5.92%
    SVUL (0.80% Fee Rate)                    11.26            10.59       308,727      3,269,249        -5.92%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                       11.29            10.62       545,055      5,787,621        -5.92%
    SVUL III (0.80% Fee Rate) (11)            9.66             9.88         3,817         37,729         2.28%
MFS VIT UTILITIES                                                                                                           2.74%
    SVUL I (0.80% Fee Rate)                  11.18             8.57       103,033        882,931       -23.37%
    SVUL (0.80% Fee Rate)                     9.72             7.45       104,341        776,893       -23.37%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        7.60             5.82       409,192      2,383,417       -23.37%
    SVUL III (0.80% Fee Rate) (9)             9.36            10.23         9,352         95,712         9.34%
NB AMT MID-CAP GROWTH                                                                                                         --
    SVUL (0.80% Fee Rate)                    10.34             7.25       132,432        959,805       -29.90%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        6.36             4.46       713,711      3,183,541       -29.90%
    SVUL III (0.80% Fee Rate) (12)            9.46             9.21         8,187         75,398        -2.69%
NB AMT PARTNERS                                                                                                             0.50%
    SVUL (0.80% Fee Rate)                     9.16             6.89        63,869        440,138       -24.75%
    SVUL II (0.80% Fee Rate)                  9.80             7.37        74,213        547,244       -24.75%
NB AMT REGENCY                                                                                                              0.08%
    SVUL (0.80% Fee Rate) (1)                10.12             8.51         8,860         75,439       -15.91%
    SVUL II Elite (0.80% Fee Rate)           10.49             9.31       102,518       954,317        -11.27%
    SVUL III (0.80% Fee Rate) (12)            9.27             9.32            66            618         0.59%
OCC ACCUMULATION GLOBAL EQUITY                                                                                              0.59%
    SVUL I (0.80% Fee Rate)                  10.92             8.95        33,727        301,711       -18.07%
OCC ACCUMULATION MANAGED                                                                                                    2.05%
    SVUL I (0.80% Fee Rate)                  10.46             8.62        96,630        833,126       -17.54%
PUTNAM VT GROWTH & INCOME CLASS IB                                                                                          0.50%
    SVUL (0.80% Fee Rate) (7)                 8.24             8.21         4,625         37,952        -0.40%
    SVUL II Elite (0.80% Fee Rate)           10.19             8.19        35,714        292,425       -19.63%
PUTNAM VT HEALTH SCIENCES CLASS IB                                                                                            --
    SVUL (0.80% Fee Rate) (6)                 8.30             8.55           298          2,546         2.95%
    SVUL II Elite (0.80% Fee Rate)           10.08             7.96         7,861         62,608       -20.98%
SCUDDER VIT EAFE EQUITY INDEX                                                                                               1.71%
    SVUL (0.80% Fee Rate)                     7.71             5.99        29,548        177,084       -22.22%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        6.57             5.11       206,287      1,053,445       -22.22%
    SVUL III (0.80% Fee Rate) (12)            9.06             8.94            33            292        -1.32%
SCUDDER VIT EQUITY 500 INDEX                                                                                                1.12%
    SVUL I (0.80% Fee Rate)                  10.42             8.03       882,554      7,086,941       -22.93%
    SVUL (0.80% Fee Rate)                     8.64             6.66       556,513      3,706,751       -22.93%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        7.84             6.05     1,268,241      7,667,377       -22.93%
    SVUL III (0.80% Fee Rate) (9)             8.58             9.28        29,283        271,731         8.12%
SCUDDER VIT SMALL CAP INDEX                                                                                                 0.83%
    SVUL (0.80% Fee Rate)                    11.02             8.68        46,024        399,580       -21.22%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        9.43             7.43       202,256      1,502,700       -21.22%
    SVUL III (0.80% Fee Rate) (12)            9.46             9.58            25            240         1.23%
FTVIPT FRANKLIN SMALL CAP                                                                                                   0.46%
    SVUL (0.80% Fee Rate) (3)                 9.96             7.72           434          3,352       -22.49%
    SVUL II Elite (0.80% Fee Rate)           11.32             8.03        61,251        491,858       -29.09%
    SVUL III (0.80% Fee Rate) (11)            8.93             9.62         8,040         77,325         7.67%
FTVIPT TEMPLETON FOREIGN SECURITIES                                                                                         1.84%
    SVUL I (0.80% Fee Rate)                   9.54             7.72       308,111      2,379,743       -19.06%
FTVIPT TEMPLETON FOREIGN SECURITIES
  CLASS 2                                                                                                                   1.53%
    SVUL (0.80% Fee Rate)                     9.09             7.34       108,542        797,159       -19.21%
    SVUL II (0.80% Fee Rate)                  8.54             6.90       223,456      1,541,636       -19.21%
FTVIPT TEMPLETON GLOBAL ASSET
  ALLOCATION                                                                                                                1.66%
    SVUL I (0.80% Fee Rate)                  10.72            10.19        93,378        951,418        -4.93%

                                        UNIT VALUE
                                        BEGINNING    UNIT VALUE       UNITS                        TOTAL        INVESTMENT
SUBACCOUNT                              OF PERIOD    END OF PERIOD    OUTSTANDING   NET ASSETS     RETURN(16)   INCOME RATIO(17)
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES                                                                                          1.91%
    SVUL I (0.80% Fee Rate)             $    12.41   $        10.06        82,572   $    830,404       -18.97%
    SVUL II Elite (0.80% Fee Rate)           10.43             8.45        87,859        742,284       -18.97%
    SVUL III (0.80% Fee Rate) (9)             8.55             9.08        11,149        101,237         6.17%
FTVIPT TEMPLETON GROWTH SECURITIES
  CLASS 2                                                                                                                   2.34%
    SVUL (0.80% Fee Rate)                    12.01             9.71        41,015        398,260       -19.14%
    SVUL II (0.80% Fee Rate)                 10.28             8.31        64,982        539,980       -19.14%

 (1) Reflects less than a full year of activity. Funds were first received in this option on 5/14/2002.
 (2) Reflects less than a full year of activity. Funds were first received in this option on 5/17/2002.
 (3) Reflects less than a full year of activity. Funds were first received in this option on 5/22/2002.
 (4) Reflects less than a full year of activity. Funds were first received in this option on 6/11/2002.
 (5) Reflects less than a full year of activity. Funds were first received in this option on 6/28/2002.
 (6) Reflects less than a full year of activity. Funds were first received in this option on 7/17/2002.
 (7) Reflects less than a full year of activity. Funds were first received in this option on 9/12/2002.
 (8) Reflects less than a full year of activity. Funds were first received in this option on 9/19/2002.
 (9) Reflects less than a full year of activity. Funds were first received in this option on 9/30/2002.
(10) Reflects less than a full year of activity. Funds were first received in this option on 10/8/2002.
(11) Reflects less than a full year of activity. Funds were first received in this option on 10/18/2002.
(12) Reflects less than a full year of activity. Funds were first received in this option on 11/19/2002.
(13) Reflects less than a full year of activity. Funds were first received in this option on 11/21/2002.
(14) Reflects less than a full year of activity. Funds were first received in this option on 12/9/2002.
(15) Reflects less than a full year of activity. Funds were first received in this option on 12/19/2002.
(16) These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(17) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. The investment income ratios are not annualized.

    A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable life contracts as of and for the year or period ended December 31, 2001 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                        UNIT VALUE
                                        BEGINNING    UNIT VALUE       UNITS                        TOTAL        INVESTMENT
SUBACCOUNT                              OF PERIOD    END OF PERIOD    OUTSTANDING   NET ASSETS     RETURN(2)    INCOME RATIO(3)
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION                                                                                               7.65%
    SVUL I (0.80% Fee Rate)             $    13.95   $        10.61       136,647   $  1,450,428       -23.89%
AIM V.I. DIVERSIFIED INCOME                                                                                                 7.26%
    SVUL I (0.80% Fee Rate)                   9.66             9.93        79,334        787,950         2.77%
AIM V.I. GROWTH                                                                                                             0.26%
    SVUL I (0.80% Fee Rate)                  12.31             8.08       373,326      3,015,061       -34.41%
    SVUL (0.80% Fee Rate)                     9.84             6.45       524,315      3,384,110       -34.41%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        7.37             4.83       917,453      4,434,747       -34.41%
AIM V.I. INTERNATIONAL GROWTH                                                                                               0.41%
    SVUL (0.80% Fee Rate)                    11.12             8.44        72,483        611,594       -24.14%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        7.97             6.04       212,956      1,286,712       -24.14%
AIM V.I. PREMIER EQUITY                                                                                                     0.15%
    SVUL I (0.80% Fee Rate)                  12.69            11.01       363,429      4,001,287       -13.26%
    SVUL (0.80% Fee Rate)                    10.03             8.70       545,123      4,743,118       -13.26%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        8.03             6.97       828,842      5,772,920       -13.26%
AMERICAN FUNDS GLOBAL SMALL
  CAPITALIZATION CLASS 2                                                                                                    0.80%
    SVUL (0.80% Fee Rate)                     7.74             6.69        15,422        103,239       -13.55%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        7.74             6.70       153,294      1,026,343       -13.55%
AMERICAN FUNDS GROWTH CLASS 2                                                                                               0.49%
    SVUL (0.80% Fee Rate)                     9.19             7.46       202,501      1,510,831       -18.81%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        9.19             7.46     1,218,756      9,093,291       -18.81%
AMERICAN FUNDS GROWTH-INCOME CLASS 2                                                                                        1.88%
    SVUL (0.80% Fee Rate)                    10.42            10.61        72,560        769,501         1.74%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                       10.43            10.61       687,913      7,296,784         1.74%
AMERICAN FUNDS INTERNATIONAL CLASS 2                                                                                          --
    SVUL II Elite (0.80% Fee Rate) (1)       10.00            10.25        16,059        164,590         2.49%
ABVPSF SMALL CAP VALUE                                                                                                        --
    SVUL II Elite (0.80% Fee Rate) (1)       10.00            10.94        12,392        135,625         9.45%
ABVPSF GROWTH AND INCOME                                                                                                      --
    SVUL II Elite (0.80% Fee Rate) (1)       10.00            10.38        41,395        429,604         3.78%
ABVPSF PREMIER GROWTH                                                                                                         --
    SVUL II Elite (0.80% Fee Rate) (1)       10.00            11.04         2,688         29,684        10.42%
ABVPSF TECHNOLOGY                                                                                                             --
    SVUL II Elite (0.80% Fee Rate) (1)       10.00            11.60         2,631         30,521        15.98%
BARON CAPITAL ASSET                                                                                                           --
    SVUL (0.80% Fee Rate)                    10.90            12.15        48,894        594,158        11.45%
    SVUL II (0.80% Fee Rate)                  9.35            10.42       103,141      1,074,924        11.45%
DELAWARE VIPT DEVON                                                                                                         0.50%
    SVUL (0.80% Fee Rate)                     8.00             7.21        10,202         73,525        -9.92%
    SVUL II (0.80% Fee Rate)                  8.90             8.02         9,888         79,265        -9.92%
DELAWARE VIPT EMERGING MARKETS                                                                                              0.43%
    SVUL I (0.80% Fee Rate)                   8.52             8.90        20,402        181,550         4.44%
    SVUL (0.80% Fee Rate)                     9.17             9.57        24,097        230,715         4.44%
    SVUL II (0.80% Fee Rate)                  8.32             8.69        21,037        182,893         4.44%
DELAWARE VIPT HIGH YIELD                                                                                                    6.51%
    SVUL (0.80% Fee Rate)                     7.84             7.46        49,239        367,084        -4.86%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        8.92             8.49        67,289        571,098        -4.86%
DELAWARE VIPT LARGE CAP VALUE                                                                                                 --
    SVUL II Elite (0.80% Fee Rate) (1)       10.00            10.35         1,672         17,315         3.53%
DELAWARE VIPT REIT                                                                                                          0.98%
    SVUL (0.80% Fee Rate)                    11.98            12.93        14,358        185,656         7.92%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                       11.77            12.71        99,779      1,267,848         7.92%
DELAWARE VIPT SMALL CAP VALUE                                                                                               0.74%
    SVUL I (0.80% Fee Rate)                  10.74            11.92       171,596      2,045,343        10.95%
    SVUL (0.80% Fee Rate)                    11.09            12.30        72,266        889,053        10.95%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                       11.70            12.98       206,749      2,683,195        10.95%
DELAWARE VIPT TREND                                                                                                           --
    SVUL I (0.80% Fee Rate)                  17.22            14.46       145,470      2,103,730       -16.01%
    SVUL (0.80% Fee Rate)                    14.39            12.09       158,600      1,917,031       -16.01%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        8.20             6.88       600,293      4,132,992       -16.01%
DELAWARE VIPT U.S. GROWTH                                                                                                     --
    SVUL II Elite (0.80% Fee Rate) (1)       10.00            10.88            91            985         8.78%
FIDELITY VIP ASSET MANAGER                                                                                                  3.80%
    SVUL I (0.80% Fee Rate)                  11.15            10.61        75,246        798,451        -4.85%
FIDELITY VIP CONTRAFUND SERVICE CLASS                                                                                       0.51%
    SVUL (0.80% Fee Rate)                    10.61             9.22       313,124      2,887,841       -13.06%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        9.27             8.06       477,854      3,851,024       -13.06%
FIDELITY VIP EQUITY-INCOME                                                                                                  1.58%
    SVUL I (0.80% Fee Rate)                  11.61            10.95       275,227      3,013,213        -5.71%
FIDELITY VIP EQUITY-INCOME SERVICE
  CLASS                                                                                                                       --
    SVUL II Elite (0.80% Fee Rate) (1)       10.00            10.32        23,675        244,370         3.22%

                                        UNIT VALUE
                                        BEGINNING    UNIT VALUE       UNITS                        TOTAL        INVESTMENT
SUBACCOUNT                              OF PERIOD    END OF PERIOD    OUTSTANDING   NET ASSETS     RETURN(2)    INCOME RATIO(3)
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH SERVICE CLASS                                                                                             --
    SVUL (0.80% Fee Rate)               $     8.50   $         6.93        36,201   $    251,008       -18.38%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        8.50             6.93       467,806      3,243,833       -18.38%
FIDELITY VIP GROWTH OPPORTUNITIES
  SERVICE CLASS                                                                                                             0.19%
    SVUL (0.80% Fee Rate)                     8.26             7.01        99,241        695,581       -15.12%
    SVUL II (0.80% Fee Rate)                  8.52             7.23        93,673        677,592       -15.12%
FIDELITY VIP HIGH INCOME SERVICE CLASS                                                                                      9.10%
    SVUL (0.80% Fee Rate)                     8.07             7.05        11,371         80,160       -12.60%
    SVUL II (0.80% Fee Rate)                  8.07             7.05       164,188      1,157,592       -12.60%
FIDELITY VIP INVESTMENT GRADE BOND                                                                                          4.32%
    SVUL I (0.80% Fee Rate)                  11.34            12.21       222,780      2,719,392         7.60%
FIDELITY VIP OVERSEAS SERVICE CLASS                                                                                           --
    SVUL II Elite (0.80% Fee Rate) (1)       10.00            10.37         4,635         48,082         3.73%
JANUS ASPEN SERIES MID CAP GROWTH
  SERVICE SHARES                                                                                                              --
    SVUL II Elite (0.80% Fee Rate) (1)       10.00            10.23           334          3,421         2.30%
JANUS ASPEN SERIES BALANCED                                                                                                 2.86%
    SVUL (0.80% Fee Rate)                    11.03            10.43       368,192      3,839,791        -5.42%
    SVUL II (0.80% Fee Rate)                  9.66             9.14       404,971      3,701,104        -5.42%
JANUS ASPEN SERIES BALANCED SERVICE
  SHARES                                                                       --                                           3.53%
    SVUL II Elite (0.80% Fee Rate) (1)       10.00            10.23         4,912         50,266         2.33%
JANUS ASPEN SERIES GLOBAL TECHNOLOGY
  SERVICE SHARES                                                                                                            0.65%
    SVUL (0.80% Fee Rate)                     6.74             4.19        20,631         86,508       -37.82%
    SVUL II (0.80% Fee Rate)                  6.74             4.19       480,715      2,015,535       -37.82%
JANUS ASPEN SERIES WORLDWIDE GROWTH                                                                                         0.55%
    SVUL (0.80% Fee Rate)                    12.62             9.71       340,888      3,309,651       -23.05%
    SVUL II (0.80% Fee Rate)                  8.03             6.18       770,532      4,763,733       -23.05%
JANUS ASPEN SERIES WORLDWIDE GROWTH
  SERVICE SHARES                                                                                                            0.31%
    SVUL II Elite (0.80% Fee Rate) (1)       10.00            10.72        12,676        135,876         7.19%
LINCOLN VIPT AGGRESSIVE GROWTH                                                                --           --
    SVUL II Elite (0.80% Fee Rate) (1)       10.00            10.93            91            990         9.30%
LINCOLN VIPT BOND                                                                                                           6.08%
    SVUL (0.80% Fee Rate)                    10.86            11.76       238,491      2,804,500         8.28%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                       10.89            11.80       568,346      6,703,914         8.28%
LINCOLN VIPT CAPITAL APPRECIATION                                                                                             --
    SVUL (0.80% Fee Rate)                    10.78             7.93       143,999      1,141,500       -26.48%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        7.96             5.85       244,193      1,429,082       -26.48%
LINCOLN VIPT EQUITY-INCOME                                                                                                  1.49%
    SVUL (0.80% Fee Rate)                    10.78             9.91        48,011        475,931        -8.08%
    SVUL II (0.80% Fee Rate)                 10.98            10.09       180,637      1,822,696        -8.08%
LINCOLN VIPT GLOBAL ASSET ALLOCATION                                                                                        0.52%
    SVUL (0.80% Fee Rate)                    10.14             9.28         4,845         44,945        -8.51%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        9.70             8.87        10,768         95,525        -8.51%
LINCOLN VIPT INTERNATIONAL                                                                                                  1.25%
    SVUL II Elite (0.80% Fee Rate) (1)       10.00            10.20         2,928         29,873         2.03%
LINCOLN VIPT MONEY MARKET                                                                                                   3.64%
    SVUL I (0.80% Fee Rate)                  11.18            11.53       429,174      4,950,372         3.19%
    SVUL (0.80% Fee Rate)                    10.78            11.13       269,924      3,003,267         3.19%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                       10.37            10.70     2,092,695     22,383,663         3.19%
LINCOLN VIPT SOCIAL AWARENESS                                                                                               0.78%
    SVUL (0.80% Fee Rate)                    10.19             9.15        13,066        119,522       -10.25%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        8.95             8.03        10,833         86,995       -10.25%
MFS VIT CAPITAL OPPORTUNITIES                                                                                                 --
    SVUL II Elite (0.80% Fee Rate) (1)       10.00            10.72         1,759         18,857         7.18%
MFS VIT EMERGING GROWTH                                                                                                       --
    SVUL I (0.80% Fee Rate)                  15.99            10.55       198,734      2,097,068       -34.02%
    SVUL (0.80% Fee Rate)                    13.15             8.68       240,633      2,088,514       -34.02%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        8.03             5.30       485,459      2,573,702       -34.02%
MFS VIT TOTAL RETURN                                                                                                        1.83%
    SVUL I (0.80% Fee Rate)                  12.23            12.16       120,348      1,463,165        -0.55%
    SVUL (0.80% Fee Rate)                    11.32            11.26       149,300      1,680,561        -0.55%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                       11.35            11.29       341,308      3,852,369        -0.55%
MFS VIT UTILITIES                                                                                                           3.07%
    SVUL I (0.80% Fee Rate)                  14.87            11.18       120,116      1,343,285       -24.81%
    SVUL (0.80% Fee Rate)                    12.92             9.72       110,233      1,071,115       -24.81%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                       10.11             7.60       349,181      2,654,238       -24.81%
NB AMT MID-CAP GROWTH                                                                                                         --
    SVUL (0.80% Fee Rate)                    13.83            10.34        94,585        977,949       -25.25%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        8.51             6.36       510,126      3,246,135       -25.25%
NB AMT PARTNERS                                                                                                             0.23%
    SVUL (0.80% Fee Rate)                     9.50             9.16        54,564        499,680        -3.60%
    SVUL II (0.80% Fee Rate)                 10.17             9.80        60,335        591,217        -3.60%
NB AMT REGENCY                                                                                                                --
    SVUL II Elite (0.80% Fee Rate) (1)       10.00            10.49        16,015        168,012         4.91%
OCC ACCUMULATION GLOBAL EQUITY                                                                                                --
    SVUL I (0.80% Fee Rate)                  12.77            10.92        51,907        566,717       -14.51%
OCC ACCUMULATION MANAGED                                                                                                    2.37%
    SVUL I (0.80% Fee Rate)                  11.08            10.46       108,987      1,139,603        -5.67%


                                        UNIT VALUE
                                        BEGINNING    UNIT VALUE       UNITS                        TOTAL        INVESTMENT
SUBACCOUNT                              OF PERIOD    END OF PERIOD    OUTSTANDING   NET ASSETS     RETURN(2)    INCOME RATIO(3)
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH & INCOME CLASS IB                                                                                            --
    SVUL II Elite (0.80% Fee Rate) (1)  $    10.00   $        10.19           677   $      6,903         1.88%
PUTNAM VT HEALTH SCIENCES CLASS IB                                                                                            --
    SVUL II Elite (0.80% Fee Rate) (1)       10.00            10.08           462          4,656         0.79%
SCUDDER VIT EAFE EQUITY INDEX                                                                                                 --
    SVUL (0.80% Fee Rate)                    10.31             7.71        18,821        145,022       -25.29%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        8.79             6.57        92,996        610,584       -25.29%
SCUDDER VIT EQUITY 500 INDEX                                                                                                0.99%
    SVUL I (0.80% Fee Rate)                  11.96            10.42       786,923      8,199,587       -12.88%
    SVUL (0.80% Fee Rate)                     9.92             8.64       585,175      5,057,614       -12.88%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        9.00             7.84       842,660      6,610,579       -12.88%
SCUDDER VIT SMALL CAP INDEX                                                                                                 0.81%
    SVUL (0.80% Fee Rate)                    10.88            11.02        37,327        411,342         1.26%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        9.31             9.43       111,004      1,046,834         1.26%
FTVIPT FRANKLIN SMALL CAP                                                                                                     --
    SVUL II Elite (0.80% Fee Rate) (1)       10.00            11.32         3,884         43,990        13.24%
FTVIPT TEMPLETON FOREIGN SECURITIES                                                                                         3.13%
    SVUL I (0.80% Fee Rate)                  11.42             9.54       353,104      3,369,300       -16.42%
FTVIPT TEMPLETON FOREIGN SECURITIES
  CLASS 2                                                                                                                   2.78%
    SVUL (0.80% Fee Rate)                    10.91             9.09       102,477        931,583       -16.67%
    SVUL II (0.80% Fee Rate)                 10.25             8.54       175,387      1,497,742       -16.67%
FTVIPT TEMPLETON GLOBAL ASSET
  ALLOCATION                                                                                                                1.42%
    SVUL I (0.80% Fee Rate)                  11.97            10.72        61,770        661,999       -10.44%
FTVIPT TEMPLETON GROWTH SECURITIES                                                                                          1.96%
    SVUL I (0.80% Fee Rate)                  12.64            12.41        25,098        311,495        -1.77%
    SVUL II Elite (0.80% Fee Rate) (1)       10.00            10.43         3,943         41,109         4.27%
FTVIPT TEMPLETON GROWTH SECURITIES
  CLASS 2                                                                                                                   1.41%
    SVUL (0.80% Fee Rate)                    12.27            12.01        22,267        267,396        -2.10%
    SVUL II (0.80% Fee Rate)                 10.50            10.28        37,792        388,373        -2.10%

(1) Reflects less than a full year of activity. Funds were first received in this option on 09/10/2001.
(2) These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(3) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. The investment income ratios are not annualized.

4.  PURCHASES AND SALES OF INVESTMENTS

    The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2003.

                                                               AGGREGATE      AGGREGATE
                                                               COST OF        PROCEEDS
                                                               PURCHASES      FROM SALES
------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                  $    180,182   $    288,128
AIM V.I. Diversified Income                                         331,293        232,775
AIM V.I. Growth                                                   4,306,121      3,683,772
AIM V.I. International Growth                                       836,476        612,821
AIM V.I. Premier Equity                                           2,089,034      2,085,328
ABVPSF Growth and Income                                          2,181,240        492,825
ABVPSF Premier Growth                                               375,283         57,460
ABVPSF Small Cap Value                                            1,050,396        269,499
ABVPSF Technology                                                 1,076,050        309,914
American Funds Global Small Capitalization Class 2                  951,509        379,508
American Funds Growth Class 2                                     6,013,768      1,494,347
American Funds Growth-Income Class 2                              4,481,922      1,531,832
American Funds International Class 2                              1,506,667        195,272
Baron Capital Asset                                                 679,606        451,829
M Fund Brandes International Equity                                 311,194         11,235
Delaware VIPT Devon                                                  13,189        191,418
Delaware VIPT Emerging Markets                                      664,897        253,626
Delaware VIPT High Yield                                          2,945,196        605,359
Delaware VIPT Large Cap Value                                       808,259        183,241
Delaware VIPT REIT                                                1,949,094        839,796
Delaware VIPT Small Cap Value                                     4,032,735      2,143,839
Delaware VIPT Trend                                               2,218,419      1,467,239
Delaware VIPT U.S. Growth                                           146,875         42,450
Fidelity VIP Asset Manager                                          116,339        156,211
Fidelity VIP Contrafund Service Class                             2,629,720      1,364,179
Fidelity VIP Equity-Income                                          649,860        421,455
Fidelity VIP Equity-Income Service Class                            917,484        386,354
Fidelity VIP Growth Service Class                                 1,101,564        402,067
Fidelity VIP Growth Opportunities Service Class                     307,270        400,599
Fidelity VIP High Income Service Class                            1,229,505        735,198
Fidelity VIP Investment Grade Bond                                1,736,821      1,243,265
Fidelity VIP Overseas Service Class                                 668,208         25,508
M Fund Frontier Capital Appreciation                                154,137          4,692
FTVIPT Franklin Small Cap                                           843,692        408,627
FTVIPT Templeton Foreign Securities                                 448,689        339,295
FTVIPT Templeton Foreign Securities Class 2                         786,004        429,507
FTVIPT Templeton Global Asset Allocation                            326,049        230,797
FTVIPT Templeton Growth Securities                                1,027,970        527,422
FTVIPT Templeton Growth Securities Class 2                          453,399        177,911
Janus Aspen Series Balanced                                       1,874,634      1,731,147
Janus Aspen Series Balanced Service Shares                          317,416        303,439
Janus Aspen Series Global Technology Service Shares                 189,700        155,672
Janus Aspen Series Mid Cap Growth Service Shares                    490,869         15,041
Janus Aspen Series Worldwide Growth                               1,332,226      1,420,483
Janus Aspen Series Worldwide Growth Service Shares                  379,505         99,690
Lincoln VIPT Aggressive Growth                                       10,304          2,254
Lincoln VIPT Bond                                                10,537,125      5,664,015
Lincoln VIPT Capital Appreciation                                   413,129        327,268
Lincoln VIPT Equity-Income                                          550,038        449,453
Lincoln VIPT Global Asset Allocation                                239,231         18,132
Lincoln VIPT International                                          674,251         66,244
Lincoln VIPT Money Market                                        29,121,425     34,338,895
Lincoln VIPT Social Awareness                                        83,031         34,577
MFS VIT Capital Opportunities                                       915,421        714,393
MFS VIT Emerging Growth                                           1,123,768      1,056,960
MFS VIT Total Return                                              3,539,543      1,868,118
MFS VIT Utilities                                                 1,671,923        853,324

                                                               AGGREGATE      AGGREGATE
                                                               COST OF        PROCEEDS
                                                               PURCHASES      FROM SALES
------------------------------------------------------------------------------------------
NB AMT Mid-Cap Growth                                          $  1,788,636   $  1,384,741
NB AMT Partners                                                     223,572        369,077
NB AMT Regency                                                      856,853        630,071
OCC Accumulation Global Equity                                       53,346         48,233
OCC Accumulation Managed                                            172,008        279,644
Putnam VT Growth & Income Class IB                                  262,032         41,051
Putnam VT Health Sciences Class IB                                  222,565         16,230
Scudder VIT EAFE Equity Index                                       670,940        294,767
Scudder VIT Equity 500 Index                                     10,749,639      5,272,841
Scudder VIT Small Cap Index                                       1,500,641        870,416
M Fund Turner Core Growth                                           242,665          3,647

5.  INVESTMENTS

    The following is a summary of investments owned at December 31, 2003.

                                                                              NET
                                                               SHARES         ASSET      VALUE OF         COST OF
                                                               OUTSTANDING    VALUE      SHARES           SHARES
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                        62,788   $  21.28   $    1,336,122   $    1,586,101
AIM V.I. Diversified Income                                         117,674       8.82        1,037,883        1,128,810
AIM V.I. Growth                                                     821,156      14.83       12,177,737       14,405,506
AIM V.I. International Growth                                       178,963      16.04        2,870,566        2,779,057
AIM V.I. Premier Equity                                             696,431      20.23       14,088,792       16,885,418
ABVPSF Growth and Income                                            196,233      21.80        4,277,890        3,782,791
ABVPSF Premier Growth                                                26,194      21.58          565,266          517,888
ABVPSF Small Cap Value                                              150,355      14.49        2,178,651        1,728,565
ABVPSF Technology                                                    67,704      14.48          980,348          829,161
American Funds Global Small Capitalization Class 2                  197,552      14.08        2,781,533        2,232,284
American Funds Growth Class 2                                       519,382      45.50       23,631,903       23,251,928
American Funds Growth-Income Class 2                                568,814      33.48       19,043,883       17,093,101
American Funds International Class 2                                217,004      13.40        2,907,859        2,354,755
Baron Capital Asset                                                 149,136      21.53        3,210,903        2,728,187
M Fund Brandes International Equity                                  23,824      14.56          346,875          300,545
Delaware VIPT Emerging Markets                                      173,009      11.18        1,934,246        1,337,923
Delaware VIPT High Yield                                            815,831       5.69        4,642,079        4,105,111
Delaware VIPT Large Cap Value                                        77,172      16.33        1,260,216        1,060,603
Delaware VIPT REIT                                                  347,787      15.14        5,265,498        4,164,134
Delaware VIPT Small Cap Value                                       590,175      25.64       15,132,082       11,492,951
Delaware VIPT Trend                                                 419,677      27.29       11,452,994       10,605,644
Delaware VIPT U.S. Growth                                            32,176       6.62          213,004          191,392
Fidelity VIP Asset Manager                                           48,004      14.46          694,145          723,342
Fidelity VIP Contrafund Service Class                               501,856      23.06       11,572,798       10,520,321
Fidelity VIP Equity-Income                                          153,624      23.18        3,561,005        3,422,275
Fidelity VIP Equity-Income Service Class                             66,191      23.11        1,529,684        1,279,485
Fidelity VIP Growth Service Class                                   179,310      30.92        5,544,256        5,745,415
Fidelity VIP Growth Opportunities Service Class                      93,422      15.06        1,406,931        1,433,934
Fidelity VIP High Income Service Class                              322,125       6.92        2,229,101        2,084,590
Fidelity VIP Investment Grade Bond                                  272,672      13.65        3,721,977        3,518,256
Fidelity VIP Overseas Service Class                                  54,822      15.53          851,381          727,987
M Fund Frontier Capital Appreciation                                  8,768      19.72          172,906          149,671
FTVIPT Franklin Small Cap                                            75,655      17.60        1,331,526        1,121,598
FTVIPT Templeton Foreign Securities                                 257,851      12.37        3,189,614        3,966,133
FTVIPT Templeton Foreign Securities Class 2                         280,843      12.24        3,437,519        3,554,012
FTVIPT Templeton Global Asset Allocation                             70,987      18.78        1,333,139        1,186,111
FTVIPT Templeton Growth Securities                                  240,521      11.31        2,720,291        2,347,035
FTVIPT Templeton Growth Securities Class 2                          138,404      11.19        1,548,746        1,426,811
Janus Aspen Series Balanced                                         417,052      22.98        9,583,863        9,740,753
Janus Aspen Series Balanced Service Shares                           38,769      23.82          923,468          867,769
Janus Aspen Series Global Technology Service Shares                 384,215       3.53        1,356,278        2,032,349
Janus Aspen Series Mid Cap Growth Service Shares                     27,855      21.05          586,346          519,948
Janus Aspen Series Worldwide Growth                                 323,542      25.82        8,353,851       10,385,279
Janus Aspen Series Worldwide Growth Service Shares                   41,448      25.70        1,065,223          974,627
Lincoln VIPT Aggressive Growth                                        2,479       8.67           21,499           18,609
Lincoln VIPT Bond                                                 1,558,303      13.22       20,605,442       19,955,631
Lincoln VIPT Capital Appreciation                                   154,618      16.79        2,596,500        3,167,474
Lincoln VIPT Equity-Income                                          173,800      16.60        2,884,205        2,678,963
Lincoln VIPT Global Asset Allocation                                 39,234      12.71          498,462          481,979
Lincoln VIPT International                                           68,932      13.62          938,860          770,337
Lincoln VIPT Money Market                                         2,370,909      10.00       23,709,090       23,709,090
Lincoln VIPT Social Awareness                                        11,383      26.00          295,956          327,804
MFS VIT Capital Opportunities                                        36,160      12.11          437,898          396,882
MFS VIT Emerging Growth                                             379,724      15.51        5,889,513        8,016,638
MFS VIT Total Return                                                725,300      19.58       14,201,369       13,127,620
MFS VIT Utilities                                                   403,248      15.95        6,431,805        6,705,639
NB AMT Mid-Cap Growth                                               379,569      15.33        5,818,792        5,795,547

                                                                              NET
                                                               SHARES         ASSET      VALUE OF         COST OF
                                                               OUTSTANDING    VALUE      SHARES           SHARES
------------------------------------------------------------------------------------------------------------------------
NB AMT Partners                                                      76,199   $  15.40   $    1,173,457   $    1,109,421
NB AMT Regency                                                      131,173      12.09        1,585,886        1,304,466
OCC Accumulation Global Equity                                       28,633      14.05          402,289          406,246
OCC Accumulation Managed                                             21,889      39.13          856,521          852,073
Putnam VT Growth & Income Class IB                                   28,491      23.26          662,700          565,189
Putnam VT Health Sciences Class IB                                   27,689      10.97          303,744          274,067
Scudder VIT EAFE Equity Index                                       246,310       8.21        2,022,208        1,944,517
Scudder VIT Equity 500 Index                                      2,612,843      11.64       30,413,489       28,976,078
Scudder VIT Small Cap Index                                         285,463      12.24        3,494,068        2,921,945
M Fund Turner Core Growth                                            19,598      13.19          258,496          239,128

6.  CHANGES IN UNITS OUTSTANDING

    The change in units outstanding for the year ended December 31, 2003 is as follows:

                                                                              UNITS      UNITS            NET INCREASE
                                                                              ISSUED     REDEEMED         (DECREASE)
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                                     27,560        (37,540)          (9,980)
AIM V.I. Diversified Income                                                       22,130        (17,997)           4,133
AIM V.I. Growth                                                                1,117,926     (1,020,852)          97,074
AIM V.I. International Growth                                                    128,965       (118,375)          10,589
AIM V.I. Premier Equity                                                          497,132       (490,282)           6,850
ABVPSF Growth and Income                                                         237,010        (66,064)         170,946
ABVPSF Premier Growth                                                             43,195         (7,497)          35,698
ABVPSF Small Cap Value                                                            97,601        (30,299)          67,302
ABVPSF Technology                                                                126,615        (42,395)          84,220
American Funds Global Small Capitalization Class 2                               142,941        (73,809)          69,132
American Funds Growth Class 2                                                  1,072,278       (447,801)         624,477
American Funds Growth-Income Class 2                                             546,400       (260,862)         285,538
American Funds International Class 2                                             159,060        (24,626)         134,433
Baron Capital Asset                                                               73,409        (50,494)          22,915
M Fund Brandes International Equity                                               25,003           (885)          24,119
Delaware VIPT Devon                                                                2,065        (31,627)         (29,562)
Delaware VIPT Emerging Markets                                                    49,879        (23,486)          26,394
Delaware VIPT High Yield                                                         282,353        (75,488)         206,864
Delaware VIPT Large Cap Value                                                     86,241        (20,660)          65,581
Delaware VIPT REIT                                                               144,001        (71,676)          72,325
Delaware VIPT Small Cap Value                                                    324,653       (183,238)         141,415
Delaware VIPT Trend                                                              337,434       (250,914)          86,520
Delaware VIPT U.S. Growth                                                         18,548         (5,049)          13,499
Fidelity VIP Asset Manager                                                         9,346        (15,424)          (6,078)
Fidelity VIP Contrafund Service Class                                            340,018       (207,856)         132,162
Fidelity VIP Equity-Income                                                        64,821        (45,286)          19,535
Fidelity VIP Equity-Income Service Class                                          94,187        (38,786)          55,401
Fidelity VIP Growth Service Class                                                226,480       (129,514)          96,967
Fidelity VIP Growth Opportunities Service Class                                   55,482        (71,194)         (15,712)
Fidelity VIP High Income Service Class                                           147,658        (99,367)          48,291
Fidelity VIP Investment Grade Bond                                               114,584        (89,845)          24,739
Fidelity VIP Overseas Service Class                                               67,571         (4,206)          63,365
M Fund Frontier Capital Appreciation                                              12,677           (377)          12,300
FTVIPT Franklin Small Cap                                                         88,317        (41,286)          47,031
FTVIPT Templeton Foreign Securities                                               56,682        (50,605)           6,077
FTVIPT Templeton Foreign Securities Class 2                                      113,169        (72,524)          40,645
FTVIPT Templeton Global Asset Allocation                                          17,142        (10,838)           6,303
FTVIPT Templeton Growth Securities                                                94,713        (52,305)          42,408
FTVIPT Templeton Growth Securities Class 2                                        48,557        (20,319)          28,238
Janus Aspen Series Balanced                                                      226,604       (227,375)            (771)
Janus Aspen Series Balanced Service Shares                                        32,587        (31,797)             790
Janus Aspen Series Global Technology Service Shares                               81,311        (65,306)          16,005
Janus Aspen Series Mid Cap Growth Service Shares                                  52,808         (2,268)          50,540
Janus Aspen Series Worldwide Growth                                              333,948       (345,751)         (11,803)
Janus Aspen Series Worldwide Growth Service Shares                                47,577        (15,312)          32,265
Lincoln VIPT Aggressive Growth                                                     1,201           (264)             937
Lincoln VIPT Bond                                                                922,868       (592,580)         330,288
Lincoln VIPT Capital Appreciation                                                107,298        (81,810)          25,489
Lincoln VIPT Equity-Income                                                        71,480        (59,499)          11,982
Lincoln VIPT Global Asset Allocation                                              25,959         (2,232)          23,727
Lincoln VIPT International                                                        65,221         (6,365)          58,856
Lincoln VIPT Money Market                                                      3,054,485     (3,496,869)        (442,383)
Lincoln VIPT Social Awareness                                                      9,674         (4,915)           4,759
MFS VIT Capital Opportunities                                                    106,273        (84,882)          21,392
MFS VIT Emerging Growth                                                          264,602       (233,843)          30,759
MFS VIT Total Return                                                             360,019       (219,532)         140,487
MFS VIT Utilities                                                                214,569       (128,144)          86,425
NB AMT Mid-Cap Growth                                                            413,453       (350,985)          62,468

                                                                              UNITS      UNITS            NET INCREASE
                                                                              ISSUED     REDEEMED         (DECREASE)
------------------------------------------------------------------------------------------------------------------------
NB AMT Partners                                                                   29,191        (45,154)         (15,963)
NB AMT Regency                                                                    81,786        (65,780)          16,007
OCC Accumulation Global Equity                                                     6,227         (5,497)             731
OCC Accumulation Managed                                                           9,623        (24,007)         (14,384)
Putnam VT Growth & Income Class IB                                                28,552         (5,136)          23,416
Putnam VT Health Sciences Class IB                                                23,128         (2,046)          21,082
Scudder VIT EAFE Equity Index                                                    111,208        (56,409)          54,799
Scudder VIT Equity 500 Index                                                   1,383,116       (612,922)         770,194
Scudder VIT Small Cap Index                                                      167,882       (106,254)          61,628
M Fund Turner Core Growth                                                         21,043           (326)          20,717

7.  NEW INVESTMENT FUNDS AND FUND NAME CHANGES

    During 2002, the Deutsche Asset Management VIT Funds Trust (Deutsche VIT) family of funds changed its name to Scudder VIT Funds (Scudder VIT), the Delaware Group Premium Fund (DGPF) family of funds changed its name to Delaware VIP Trust (Delaware VIPT), the Fidelity Variable Insurance Products Fund II (Fidelity VIP II) family of funds changed its name to the Fidelity Variable Insurance Products Fund (Fidelity VIP) and the Fidelity Variable Insurance Products Fund III (Fidelity VIP III) family of funds changed its name to the Fidelity Variable Insurance Products Fund (Fidelity VIP).

    Also during 2002, the AIM V.I. International Equity Fund changed its name to the AIM V.I. International Growth Fund, the AIM V.I. Value Fund changed its name to the AIM V.I. Premier Equity Fund, the Delaware VIPT Growth and Income Series changed its name to the Delaware VIPT Large Cap Value Series, the FTVIPT Templeton Asset Strategy Fund changed its name to the FTVIPT Templeton Global Asset Allocation Fund, the FTVIPT Templeton International Securities Class 1 Fund changed its name to the FTVIPT Templeton Foreign Securities Class 1 Fund and the FTVIPT Templeton International Securities Class 2 Fund changed its name to the FTVIPT Templeton Foreign Securities Class 2 Fund.

    During 2003, the Alliance Variable Products Series Fund (AVPSF) family of funds changed its name to the AllianceBernstein Variable Products Series Fund (ABVPSF), and the Lincoln National (LN) fund family changed its name to the Lincoln Variable Insurance Products Trust (Lincoln VIPT).

    Also during 2003, the Janus Aspen Series Aggressive Growth Portfolio Service Shares changed its name to the Janus Aspen Series Mid Cap Growth Portfolio Service Shares.

    In 2003, the M Fund Brandes International Equity Fund, the M Fund Business Opportunity Value Fund, the M Fund Frontier Capital Appreciation Fund and the M Fund Turner Core Growth Fund became available as investment options to Variable Account contract owners. There was no activity in the M Fund Business Opportunity Value Fund in 2003.

8.  FUND CLOSING

    In April 2003, the Delaware VIPT Devon Fund ceased to be available as an investment option to Variable Account Contract owners.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS


Board of Directors of The Lincoln National Life Insurance Company
  and
Contract Owners of Lincoln Life Flexible Premium Variable Life Account R

We have audited the accompanying statement of assets and liabilities of Lincoln Life Flexible Premium Variable Life Account R ("Variable Account") (comprised of the following subaccounts: AIM Variable Insurance Funds ("AIM V.I.") Capital Appreciation, AIM V.I. Diversified Income, AIM V.I. Growth, AIM V.I. International Growth, AIM V.I. Premier Equity, AllianceBernstein Variable Product Series Fund ("ABVPSF") Growth and Income, ABVPSF Premier Growth, ABVPSF Small Cap Value, ABVPSF Technology, American Funds Insurance Series ("American Funds") Global Small Capitalization Class 2, American Funds Growth Class 2, American Funds Growth-Income Class 2, American Funds International Class 2, Baron Capital Funds Trust Asset, M Fund Brandes International Equity, Delaware VIP Trust ("Delaware VIPT") Devon, Delaware VIPT Emerging Markets, Delaware VIPT High Yield, Delaware VIPT Large Cap Value, Delaware VIPT REIT, Delaware VIPT Small Cap Value, Delaware VIPT Trend, Delaware VIPT U.S. Growth, Fidelity Variable Insurance Products Fund ("Fidelity VIP") Asset Manager, Fidelity VIP Contrafund Service Class, Fidelity VIP Equity-Income, Fidelity VIP Equity-Income Service Class, Fidelity VIP Growth Service Class, Fidelity VIP Growth Opportunities Service Class, Fidelity VIP High Income Service Class, Fidelity VIP Investment Grade Bond, Fidelity VIP Overseas Service Class, M Fund Frontier Capital Appreciation, Franklin Templeton Variable Insurance Products Trust ("FTVIPT") Franklin Small Cap, FTVIPT Templeton Foreign Securities, FTVIPT Templeton Foreign Securities Class 2, FTVIPT Templeton Global Asset Allocation, FTVIPT Templeton Growth Securities, FTVIPT Templeton Growth Securities Class 2, Janus Aspen Series Balanced, Janus Aspen Series Balanced Service Shares, Janus Aspen Series Global Technology Service Shares, Janus Aspen Series Mid Cap Growth Service Shares, Janus Aspen Series Worldwide Growth, Janus Aspen Series Worldwide Growth Service Shares, Lincoln Variable Insurance Products Trust ("Lincoln VIPT") Aggressive Growth, Lincoln VIPT Bond, Lincoln VIPT Capital Appreciation, Lincoln VIPT Equity-Income, Lincoln VIPT Global Asset Allocation, Lincoln VIPT International, Lincoln VIPT Money Market, Lincoln VIPT Social Awareness, MFS Variable Insurance Trust ("MFS VIT") Capital Opportunities, MFS VIT Emerging Growth, MFS VIT Total Return, MFS VIT Utilities, Neuberger Berman Advisers Management Trust ("NB AMT") Mid-Cap Growth, NB AMT Partners, NB AMT Regency, OCC Accumulation Trust ("OCC Accumulation") Global Equity, OCC Accumulation Managed, Putnam Variable Trust ("Putnam VT") Growth & Income Class IB, Putnam VT Health Sciences Class IB, Scudder VIT Funds ("Scudder VIT") EAFE Equity Index, Scudder VIT Equity 500 Index, Scudder VIT Small Cap Index, and M Fund Turner Core Growth) as of December 31, 2003, the related statement of operations for the year or period then ended and the statements of changes in net assets for each of the respective two years or periods in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln Life Flexible Premium Variable Life Account R at December 31, 2003, the results of their operations for the year or period then ended and changes in their net assets for each of the respective two years or periods in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Fort Wayne, Indiana
March 1, 2004

                  The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company

Consolidated Balance Sheets

                                                                           December 31
                                                                        2003        2002*
                                                                    -----------  -----------
                                                                         (000s omitted)
                                                                    ------------------------
ASSETS
Investments:
 Securities available-for-sale, at fair value:
   Fixed maturity (cost: 2003 -- $29,607,156; 2002 -- $29,746,303)  $31,362,588  $31,310,917
--------------------------------------------------------------------
   Equity (cost: 2003 -- $128,572; 2002 -- $196,696)                    147,200      207,741
--------------------------------------------------------------------
 Trading securities                                                   2,786,471           --
--------------------------------------------------------------------
 Mortgage loans on real estate                                        4,189,469    4,199,683
--------------------------------------------------------------------
 Real estate                                                            112,642      279,484
--------------------------------------------------------------------
 Policy loans                                                         1,917,837    1,937,677
--------------------------------------------------------------------
 Derivative investments                                                  68,633       64,780
--------------------------------------------------------------------
 Other investments                                                      363,380      377,748
                                                                    -----------  -----------
--------------------------------------------------------------------
Total Investments                                                    40,948,220   38,378,030
--------------------------------------------------------------------
Cash and invested cash                                                1,442,772    1,246,523
--------------------------------------------------------------------
Property and equipment                                                  165,103      170,424
--------------------------------------------------------------------
Deferred acquisition costs                                            2,571,691    2,373,234
--------------------------------------------------------------------
Premiums and fees receivable                                            355,107      180,561
--------------------------------------------------------------------
Accrued investment income                                               490,507      504,944
--------------------------------------------------------------------
Assets held in separate accounts                                     40,174,818   31,100,455
--------------------------------------------------------------------
Federal income taxes                                                         --      214,631
--------------------------------------------------------------------
Amounts recoverable from reinsurers                                   8,150,627    7,223,004
--------------------------------------------------------------------
Goodwill                                                                919,172      919,172
--------------------------------------------------------------------
Other intangible assets                                                 921,856    1,012,773
--------------------------------------------------------------------
Other assets                                                            723,339      825,686
                                                                    -----------  -----------
--------------------------------------------------------------------
Total Assets                                                        $96,863,212  $84,149,437
                                                                    ===========  ===========
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Insurance and Investment Contract Liabilities:
 Insurance policy and claim reserves                                $23,172,985  $21,699,308
--------------------------------------------------------------------
 Contractholder funds                                                22,727,811   21,402,235
--------------------------------------------------------------------
 Liabilities related to separate accounts                            40,174,818   31,100,455
                                                                    -----------  -----------
--------------------------------------------------------------------
Total Insurance and Investment Contract Liabilities                  86,075,614   74,201,998
--------------------------------------------------------------------
Short-term debt                                                          41,877      103,696
--------------------------------------------------------------------
Long-term debt                                                        1,250,000    1,250,000
--------------------------------------------------------------------
Federal income taxes                                                     36,953           --
--------------------------------------------------------------------
Reinsurance related derivative liability                                325,279           --
--------------------------------------------------------------------
Funds withheld reinsurance liabilities                                1,493,066    1,458,068
--------------------------------------------------------------------
Other liabilities                                                     2,064,024    1,843,911
--------------------------------------------------------------------
Deferred gain on indemnity reinsurance                                  922,407      973,101
                                                                    -----------  -----------
--------------------------------------------------------------------
Total Liabilities                                                    92,209,220   79,830,774
--------------------------------------------------------------------
Shareholder's Equity:
Common stock -- $2.50 par value,
authorized, issued and outstanding shares -- 10 million
  (owned by Lincoln National Corporation)                                25,000       25,000
--------------------------------------------------------------------
Retained earnings                                                     3,856,029    3,610,211
--------------------------------------------------------------------
Accumulated Other Comprehensive Income:
 Foreign currency translation adjustment                                     --          375
--------------------------------------------------------------------
 Net unrealized gain on securities available-for-sale                   757,970      703,100
--------------------------------------------------------------------
 Net unrealized gain on derivative instruments                           24,272       31,829
--------------------------------------------------------------------
 Minimum pension liability adjustment                                    (9,279)     (51,852)
                                                                    -----------  -----------
--------------------------------------------------------------------
Total Accumulated Other Comprehensive Income                            772,963      683,452
                                                                    -----------  -----------
--------------------------------------------------------------------
Total Shareholder's Equity                                            4,653,992    4,318,663
                                                                    -----------  -----------
--------------------------------------------------------------------
Total Liabilities and Shareholder's Equity                          $96,863,212  $84,149,437
------------------------------------------------------------------  ===========  ===========

--------
* As Adjusted -- See Note 2.
See notes to the consolidated financial statements.

The Lincoln National Life Insurance Company

Consolidated Statements of Income

                                                                              Year Ended December 31
                                                                        ----------------------------------
                                                                           2003        2002*       2001*
                                                                        ----------  ----------  ----------
                                                                                  (000s omitted)
                                                                        ----------------------------------
Revenue:
Insurance premiums                                                      $  205,544  $  250,766  $1,604,161
------------------------------------------------------------------------
Insurance fees                                                           1,287,251   1,273,133   1,344,323
------------------------------------------------------------------------
Net investment income                                                    2,540,077   2,533,072   2,583,295
------------------------------------------------------------------------
Equity in earnings (losses) of unconsolidated affiliates                        --        (647)      5,672
------------------------------------------------------------------------
Realized loss on investments and derivative instruments (net of amounts
  restored against balance sheet accounts)                                 (16,118)   (262,805)   (121,525)
------------------------------------------------------------------------
Realized gain (loss) on sale of subsidiaries                                    --     (10,646)      4,963
------------------------------------------------------------------------
Amortization of deferred gain on indemnity reinsurance                      74,234      73,115      19,267
------------------------------------------------------------------------
Gain on transfer of securities from available-for-sale to trading          342,852          --          --
------------------------------------------------------------------------
Gain on reinsurance embedded derivative/trading securities                   4,034          --          --
------------------------------------------------------------------------
Other revenue and fees                                                     242,617     244,938     255,203
                                                                        ----------  ----------  ----------
------------------------------------------------------------------------
Total Revenue                                                            4,680,491   4,100,926   5,695,359
------------------------------------------------------------------------

Benefits and Expenses:
Benefits                                                                 2,294,483   2,714,308   3,234,013
------------------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses                  1,383,612   1,370,709   1,746,515
------------------------------------------------------------------------
Interest and debt expense                                                   79,305      79,342      80,621
                                                                        ----------  ----------  ----------
------------------------------------------------------------------------
Total Benefits and Expenses                                              3,757,400   4,164,359   5,061,149
------------------------------------------------------------------------
Income (Loss) before Federal Income Taxes and Cumulative Effect of
  Accounting Changes                                                       923,091     (63,433)    634,210
------------------------------------------------------------------------
Federal income taxes (benefit)                                             244,919     (98,858)    144,467
                                                                        ----------  ----------  ----------
------------------------------------------------------------------------
Income before Cumulative Effect of Accounting Changes                      678,172      35,425     489,743
------------------------------------------------------------------------
Cumulative Effect of Accounting Changes (net of Federal income taxes)     (236,624)         --     (15,566)
                                                                        ----------  ----------  ----------
------------------------------------------------------------------------
Net Income                                                              $  441,548  $   35,425  $  474,177
----------------------------------------------------------------------- ==========  ==========  ==========

--------
* As Adjusted -- See Note 2.


See notes to the consolidated financial statements.

The Lincoln National Life Insurance Company

Consolidated Statements of Shareholder's Equity

                                                                                     Year Ended December 31
                                                                                  2003        2002*       2001*
                                                                               ----------  ----------  ----------
                                                                                         (000s omitted)
                                                                               ----------------------------------
Common Stock:
Balance at beginning and end-of-year                                           $   25,000  $   25,000  $   25,000
-------------------------------------------------------------------------------

Retained Earnings:
Balance at beginning-of-year                                                    3,610,211   4,255,598   4,240,732
-------------------------------------------------------------------------------
Comprehensive income                                                              531,059     523,556     722,514
-------------------------------------------------------------------------------
Less other comprehensive income (loss) (net of federal income tax):
 Foreign currency translation adjustment                                             (375)         --         375
-------------------------------------------------------------------------------
 Net unrealized gain on securities available-for-sale, net of reclassification
   adjustment                                                                      54,870     531,136     224,980
-------------------------------------------------------------------------------
 Net unrealized gain (loss) on derivative instruments                              (7,557)      8,847      22,982
-------------------------------------------------------------------------------
 Minimum pension liability adjustment                                              42,573     (51,852)         --
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------
Net Income                                                                        441,548      35,425     474,177
-------------------------------------------------------------------------------
Additional investment by Lincoln National Corporation/Stock Compensation            4,270      29,188      35,689
-------------------------------------------------------------------------------
Dividends declared                                                               (200,000)   (710,000)   (495,000)
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------
Balance at End-of-Year                                                          3,856,029   3,610,211   4,255,598
-------------------------------------------------------------------------------

Foreign Currency Translation Adjustment:
Balance at beginning-of-year                                                          375         375          --
-------------------------------------------------------------------------------
Change during the year                                                               (375)         --         375
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------
Balance at End-of-Year                                                                 --         375         375
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------

Net Unrealized Gain on Securities Available-for-Sale:
Balance at beginning-of-year                                                      703,100     171,964     (53,016)
-------------------------------------------------------------------------------
Change during the year                                                             54,870     531,136     224,980
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------
Balance at End-of-Year                                                            757,970     703,100     171,964
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------

Net Unrealized Gain on Derivative Instruments:
Balance at beginning-of-year                                                       31,829      22,982          --
-------------------------------------------------------------------------------
Cumulative effect of accounting change                                                 --          --      17,586
-------------------------------------------------------------------------------
Change during the year                                                             (7,557)      8,847       5,396
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------
Balance at End-of-Year                                                             24,272      31,829      22,982
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------

Minimum Pension Liability Adjustment:
Balance at beginning-of-year                                                      (51,852)         --          --
-------------------------------------------------------------------------------
Change during the year                                                             42,573     (51,852)         --
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------
Balance at End-of-Year                                                             (9,279)    (51,852)         --
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------
Total Shareholder's Equity at End-of-Year                                      $4,653,992  $4,318,663  $4,475,919
------------------------------------------------------------------------------ ==========  ==========  ==========

--------
* As Adjusted -- See Note 2.

See notes to the consolidated financial statements.

The Lincoln National Life Insurance Company

Consolidated Statements of Cash Flows

                                                                               Year Ended December 31
                                                                          2003          2002*         2001*
                                                                      ------------  ------------  ------------
                                                                                   (000s omitted)
                                                                      ----------------------------------------
Cash Flows from Operating Activities:
Net income                                                            $    441,548  $     35,425  $    474,177
----------------------------------------------------------------------
Adjustments to reconcile net income to net cash provided by operating activities:
----------------------------------------------------------------------
 Deferred acquisition costs                                               (374,713)     (325,704)     (346,362)
----------------------------------------------------------------------
 Premiums and fees receivable                                             (174,546)      196,322        36,069
----------------------------------------------------------------------
 Accrued investment income                                                  14,436        26,298       (55,259)
----------------------------------------------------------------------
 Policy liabilities and accruals                                           335,873      (929,827)     (735,307)
----------------------------------------------------------------------
 Net trading securities purchases, sales and maturities                   (446,890)           --            --
----------------------------------------------------------------------
 Gain on reinsurance embedded derivative/trading securities                 (4,034)           --            --
----------------------------------------------------------------------
 Cumulative effect of accounting change -- Modco embedded derivative       363,933            --            --
----------------------------------------------------------------------
 Contractholder funds                                                    1,095,460       983,768     1,135,927
----------------------------------------------------------------------
 Amounts recoverable from reinsurers                                      (895,523)      894,270       425,629
----------------------------------------------------------------------
 Federal income taxes                                                      202,067      (108,019)      110,216
----------------------------------------------------------------------
 Federal income taxes paid on proceeds from disposition                         --      (477,133)           --
----------------------------------------------------------------------
 Stock-based compensation expense                                            9,589        24,068        37,723
----------------------------------------------------------------------
 Provisions for depreciation                                                49,039        22,222        15,798
----------------------------------------------------------------------
 Amortization of goodwill                                                       --            --        26,518
----------------------------------------------------------------------
 Amortization of other intangible assets                                    90,917       105,714        91,837
----------------------------------------------------------------------
 Realized loss on investments and derivative instruments                    16,118       262,805       121,525
----------------------------------------------------------------------
 Realized (gain) loss on sale of subsidiaries                                   --        10,646        (4,963)
----------------------------------------------------------------------
 Amortization of deferred gain                                             (74,234)      (73,115)      (19,267)
----------------------------------------------------------------------
 Other                                                                     308,265      (375,564)     (926,106)
                                                                      ------------  ------------  ------------
----------------------------------------------------------------------
Net Adjustments                                                            515,757       236,751       (86,022)
                                                                      ------------  ------------  ------------
----------------------------------------------------------------------
Net Cash Provided by Operating Activities                                  957,305       272,176       388,155
----------------------------------------------------------------------

Cash Used In Investing Activities:
Securities-available-for-sale:
 Purchases                                                             (13,338,976)  (14,002,161)  (10,634,019)
----------------------------------------------------------------------
 Sales                                                                   8,181,666     8,078,426     5,487,077
----------------------------------------------------------------------
 Maturities                                                              3,010,136     2,484,637     2,448,425
----------------------------------------------------------------------
Purchase of other investments                                           (1,520,429)   (1,280,211)   (1,830,448)
----------------------------------------------------------------------
Sale or maturity of other investments                                    1,763,285     1,739,382     1,867,069
----------------------------------------------------------------------
Proceeds from disposition of business                                           --      (195,000)    1,831,095
----------------------------------------------------------------------
Increase (decrease) in cash collateral on loaned securities                112,236       (95,341)      150,930
----------------------------------------------------------------------
Other                                                                     (114,153)      142,592       674,146
                                                                      ------------  ------------  ------------
----------------------------------------------------------------------
Net Cash Used in Investing Activities                                   (1,906,235)   (3,127,676)       (5,725)
----------------------------------------------------------------------

Cash Flows from Financing Activities:
Net increase (decrease) in short-term debt                                 (61,819)     (158,143)       42,764
----------------------------------------------------------------------
Universal life and investment contract deposits                          4,935,740     5,305,499     4,897,828
----------------------------------------------------------------------
Universal life and investment contract withdrawals                      (2,746,914)   (3,262,194)   (3,288,290)
----------------------------------------------------------------------
Investment contract transfers                                             (816,826)      108,479      (373,000)
----------------------------------------------------------------------
Increase in funds withheld liability                                        34,998            --            --
----------------------------------------------------------------------
Dividends paid to shareholders                                            (200,000)     (710,000)     (495,000)
                                                                      ------------  ------------  ------------
----------------------------------------------------------------------
Net Cash Provided by Financing Activities                                1,145,179     1,283,641       784,302
                                                                      ------------  ------------  ------------
----------------------------------------------------------------------
Net Increase (Decrease) in Cash and Invested Cash                          196,249    (1,571,859)    1,166,732
----------------------------------------------------------------------
Cash and Invested Cash at Beginning-of-Year                              1,246,523     2,818,382     1,651,650
                                                                      ------------  ------------  ------------
----------------------------------------------------------------------
Cash and Invested Cash at End-of-Year                                 $  1,442,772  $  1,246,523  $  2,818,382
--------------------------------------------------------------------- ============  ============  ============

--------
* As Adjusted -- See Note 2.

See notes to the consolidated financial statements.

The Lincoln National Life Insurance Company

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------
1. Summary of Significant Accounting Policies

Basis of Presentation.
The accompanying consolidated financial statements include The Lincoln National Life Insurance Company ("the Company") and its majority-owned subsidiaries. The Company, together with its subsidiaries, are defined as ("LNL"). The Company is domiciled in Indiana. Lincoln National Corporation ("LNC") owns 100% of the Company on a direct basis and its subsidiaries on an indirect basis. The Company owns 100% of the outstanding common stock of two insurance company subsidiaries: First Penn-Pacific Life Insurance Company ("First Penn") and Lincoln Life & Annuity Company of New York ("Lincoln Life New York"). Prior to the fourth quarter of 2001, the Company owned 100% of the outstanding common stock of two additional insurance company subsidiaries that were sold as part of the sale of LNC's reinsurance business to Swiss Re on December 7, 2001 (see
Note 11). The Company also owns several non-insurance companies, including Lincoln Financial Distributors ("LFD") and Lincoln Financial Advisors ("LFA"), LNC's internally owned wholesaling and retailing business units, respectively. LNL's principal businesses consist of underwriting annuities, deposit-type contracts and life insurance through multiple distribution channels. LNL is licensed and sells its products throughout the United States and several U.S. territories. Operations are divided into two business segments: Lincoln Retirement and Life Insurance (see Note 9). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States.

Use of Estimates.
The nature of the insurance business requires management to make numerous estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results will differ from those estimates.

Investments.
Securities available-for-sale consist of fixed maturity and equity securities, which are carried at fair value. The cost of available-for-sale fixed maturity securities is adjusted for amortization of premiums and discounts. The cost of available-for-sale fixed maturity and equity securities is reduced to fair value with a corresponding charge to realized loss on investments for declines in value that are other than temporary.

Trading securities consist of fixed maturity and equity securities in designated portfolios, which support modified coinsurance ("Modco") and coinsurance with funds withheld ("CFW") reinsurance arrangements. Investment results for these portfolios, including gains and losses from sales, are passed directly to the reinsurers through the contractual terms of the reinsurance arrangements. Trading securities are carried at fair value and changes in fair value are recorded in net income as they occur. Offsetting these amounts are corresponding changes in the fair value of embedded derivatives in liabilities associated with the underlying reinsurance arrangements.

For the mortgage-backed securities portion of the trading and available-for-sale fixed maturity securities portfolios, LNL recognizes investment income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. When the effective yield changes, the carrying value of the security is adjusted prospectively. This adjustment is reflected in net investment income.

Mortgage loans on real estate are carried at the outstanding principal balances adjusted for amortization of premiums and discounts and are net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, LNL will be unable to collect all amounts due under the contractual terms of the loan agreement. When LNL determines that a loan is impaired, the cost is adjusted or a provision for loss is established equal to the difference between the amortized cost of the mortgage loan and the estimated value. Estimated value is based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's observable market price; 3) the fair value of the collateral. The provision for losses is reported as realized gain (loss) on investments. Mortgage loans deemed to be uncollectible are charged against the allowance for losses and subsequent recoveries, if any, are credited to the allowance for losses. Interest income on mortgage loans includes interest collected, the change in accrued interest, and amortization of premiums and discounts. Mortgage loan fees and costs are recorded in net investment income as they are incurred.

Investment real estate is carried at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset. Cost is adjusted for impairment when the projected undiscounted cash flow from the investment is less than the carrying value. Impaired real estate is written down to the estimated fair value of the real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Also, valuation allowances for losses are established, as appropriate, for real estate holdings that are in the process of being sold. Real estate acquired through foreclosure proceedings is reclassified on the balance sheet from mortgage loans on real estate to real estate and is recorded at fair value at the settlement date, which establishes a new cost basis. If a subsequent periodic review of a foreclosed property indicates the fair value, less estimated costs to sell, is lower than the carrying value at settlement date, the carrying value is adjusted to the lower amount. Write-downs to real estate and any changes to the reserves on real estate are reported as realized gain (loss) on investments.

Policy loans are carried at aggregate unpaid balances.

Cash and invested cash are carried at cost and include all highly liquid debt instruments purchased with a maturity of three months or less.

Realized gain (loss) on investments is recognized in net income, net of associated amortization of deferred acquisition costs and investment expenses, using the specific identification

The Lincoln National Life Insurance Company method. Changes in the fair values of available-for-sale securities are reflected directly in shareholder's equity, after deductions for related adjustments for deferred acquisition costs and amounts required to satisfy policyholder commitments that would have been recorded had these securities been sold at their fair value, and after deferred taxes or credits to the extent deemed recoverable.

Realized gain (loss) on sale of subsidiaries, net of taxes, is recognized in net income.

Derivative Instruments.
LNL hedges certain portions of its exposure to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. Government obligations, credit risk, foreign exchange risk and equity risk fluctuations by entering into derivative transactions. A description of LNL's accounting for its hedging of such risks is discussed in the following paragraphs.

LNL recognizes all derivative instruments as either assets or liabilities in the consolidated balance sheet at fair value. The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, LNL must designate the hedging instrument based upon the exposure being hedged--as a cash flow hedge, fair value hedge or a hedge of a net investment in a foreign operation. As of December 31, 2003 and 2002, LNL had derivative instruments that were designated and qualified as cash flow hedges. In addition, LNL had derivative instruments that were economic hedges, but were not designated as hedging instruments under Statement of Financial Accounting Standards No. 133 ("FAS 133").

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income ("OCI") and reclassified into net income in the same period or periods during which the hedged transaction affects net income. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of designated future cash flows of the hedged item (hedge ineffectiveness), if any, is recognized in current income during the period of change. For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument as well as the offsetting loss or gain in fair value on the hedged item attributable to the hedged risk are recognized in current income during the period of change. For derivative instruments not designated as hedging instruments, the gain or loss is recognized in current income during the period of change.

LNL has certain Modco and CFW reinsurance arrangements with embedded derivatives related to the funds withheld assets. These derivatives are considered total return swaps with contractual returns that are attributable to various assets and liabilities associated with these reinsurance arrangements. Changes in the fair value of these derivatives are recorded in net income as they occur. Offsetting these amounts are corresponding changes in the fair value of trading securities in portfolios that support these arrangements.

See Note 7 for further discussion of LNL's accounting policy for derivative instruments.

Loaned Securities.
Securities loaned are treated as collateralized financing transactions and a liability is recorded equal to the cash collateral received which is typically greater than the market value of the related securities loaned. This liability is included within Other Liabilities in LNL's consolidated balance sheet. In other instances, LNL will hold as collateral securities with a market value at least equal to the securities loaned. Securities held as collateral are not recorded in LNL's consolidated balance sheet in accordance with accounting guidance for secured borrowings and collateral. LNL's agreements with third parties generally contain contractual provisions to allow for additional collateral to be obtained when necessary. LNL values collateral daily and obtains additional collateral when deemed appropriate.

Property and Equipment.
Property and equipment owned for company use is carried at cost less allowances for depreciation. Provisions for depreciation of investment real estate and property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets.

Premiums and Fees on Investment Products and Universal Life and Traditional Life Insurance Products.
Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance, bank-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset based fees, cost of insurance charges, percent of premium charges, policy administration charges and surrender charges that have been assessed and earned against policy account balances and premiums received during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees. Asset based fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed

The Lincoln National Life Insurance Company premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due from the policyholder.

Other Revenues and Fees.
Other revenue and fees principally consists of amounts earned by LFA, LNL's retail distribution arm, from sales of third party insurance and investment products. Such revenue is recorded as earned at the time of sale.

Assets Held in Separate Accounts/Liabilities Related to Separate Accounts. These assets and liabilities represent segregated funds administered and invested by LNL and its insurance subsidiaries for the exclusive benefit of pension and variable life and annuity contractholders. Both the assets and liabilities are carried at fair value. The fees earned by LNL and its insurance subsidiaries for administrative and contractholder maintenance services performed for these separate accounts are included in insurance fee revenue.

Deferred Acquisition Costs.
Commissions and other costs of acquiring universal life insurance, variable universal life insurance, traditional life insurance, annuities and other investment contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent recoverable. The methodology for determining the amortization of acquisition costs varies by product type based on two different accounting pronouncements: Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("FAS 97") and Statement of Financial Accounting Standards No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS 60"). Under FAS 97, acquisition costs for universal life, variable universal life insurance and investment-type products, which include fixed and variable deferred annuities, are amortized over the lives of the policies in relation to the incidence of estimated gross profits from surrender charges, investment, mortality net of reinsurance ceded and expense margins, and actual realized gain (loss) on investments. Past amortization amounts are adjusted when revisions are made to the estimates of current or future gross profits expected from a group of products. Policy lives for universal and variable universal life policies are estimated to be 30 years, based on the expected lives of the policies and are variable based on the inception of each policy for unit-linked policies. Policy lives for fixed and variable deferred annuities are 14 to 18 years for the traditional, long surrender charge period products and 8 to 10 years for the more recent short-term, or no surrender charge products. The front-end load annuity product has an assumed life of 25 years. Longer lives are assigned to those blocks that have demonstrated favorable experience.

Under FAS 60, acquisition costs for traditional life insurance products, which include whole life and term life insurance contracts are amortized over periods of 10 to 30 years on either a straight-line basis or as a level percent of premium of the related policies depending on the block of business. There are currently no deferred acquisition costs being amortized under FAS 60 for fixed and variable payout annuities.

For all FAS 97 and FAS 60 policies, amortization is based on assumptions consistent with those used in the development of the underlying policy form adjusted for emerging experience and expected trends.

Policy sales charges that are collected in the early years of an insurance policy have been deferred (referred to as "deferred front-end loads") and are amortized into income over the life of the policy in a manner consistent with that used for DAC. (See above for discussion of amortization methodologies.)

Benefits and Expenses.
Benefits and expenses for universal life-type and other interest-sensitive life insurance products include interest credited to policy account balances and benefit claims incurred during the period in excess of policy account balances. Interest crediting rates associated with funds invested in LNL's general account during 2001 through 2003 ranged from 4.0% to 7.0%. For traditional life, group health and disability income products, benefits and expenses, other than deferred acquisition costs, are recognized when incurred in a manner consistent with the related premium recognition policies.

Goodwill and Other Intangible Assets.
Prior to January 1, 2002, goodwill, as measured by the excess of the cost of acquired subsidiaries or businesses over the fair value of net assets acquired, was amortized using the straight-line method over periods of 20 to 40 years in accordance with the benefits expected to be derived from the acquisitions. Effective January 1, 2002, goodwill is not amortized, but is subject to impairment tests conducted at least annually.

Other intangible assets for acquired insurance businesses consist of the value of existing blocks of business (referred to as the "present value of in-force"). The present value of in-force is amortized over the expected lives of the block of insurance business in relation to the incidence of estimated profits expected to be generated on universal life, variable universal life and investment-type products acquired, (i.e., variable deferred annuities) and over the premium paying period for insurance products acquired, (i.e., traditional life insurance products). Amortization is based upon assumptions used in pricing the acquisition of the block of business and is adjusted for emerging experience. Accordingly, amortization periods and methods of amortization for present value of in-force vary depending upon the particular characteristics of the underlying blocks of acquired insurance business.

Prior to January 1, 2002, the carrying values of goodwill and other intangible assets were reviewed periodically for indicators of impairment in value that are other than temporary, including unexpected or adverse changes in the following: (1) the economic or competitive environments in which the company operates, (2) profitability analyses, (3) cash flow analyses, and (4) the fair value of the relevant subsidiary. If there was an indication of impairment then the cash flow method would be used to measure the impairment and the carrying value would be adjusted as necessary. However, effective

The Lincoln National Life Insurance Company

January 1, 2002, goodwill is subject to impairment tests conducted at least annually. Other intangible assets will continue to be reviewed periodically for indicators of impairment consistent with the policy that was in place prior to January 1, 2002.

Insurance and Investment Contract Liabilities.
The liabilities for future policy benefits and claim reserves for universal and variable universal life insurance policies consist of policy account balances that accrue to the benefit of the policyholders, excluding surrender charges. The liabilities for future insurance policy benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of policy issue. Interest assumptions for traditional direct individual life reserves for all policies range from 2.25% to 6.75% depending on the time of policy issue. The interest assumptions for immediate and deferred paid-up annuities range from 0.75% to 13.55%.

The liabilities for future claim reserves for the guaranteed minimum death benefit ("GMDB") feature on certain variable annuity contracts are a function of the net amount at risk ("NAR"), mortality, persistency and incremental death benefit mortality and expense assessments ("M&E") expected to be incurred over the period of time for which the NAR is positive. At any point in time, the NAR is the difference between the potential death benefit payable and the total variable annuity account values subject to the GMDB. At each quarterly valuation date, the GMDB reserves are calculated for every variable annuity contract with a GMDB feature based on projections of account values and NAR followed by the computation of the present value of expected NAR death claims using product pricing mortality assumptions less expected GMDB M&E revenue during the period for which the death benefit options are assumed to be in the money.

With respect to its insurance and investment contract liabilities, LNL continually reviews its: 1) overall reserve position; 2) reserving techniques and 3) reinsurance arrangements. As experience develops and new information becomes known, liabilities are adjusted as deemed necessary. The effects of changes in estimates are included in the operating results for the period in which such changes occur.

Reinsurance.
LNL enters into reinsurance agreements with other companies in the normal course of its business. Prior to the acquisition of LNL's reinsurance operations by Swiss Re in 2001, LNL assumed reinsurance from unaffiliated companies. The transaction with Swiss Re involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised LNL's reinsurance operations. All reinsurance agreements, excluding Modco agreements, are reported on a gross basis. Modco agreements are reported net, since there is a right of offset.

Post-retirement Medical and Life Insurance Benefits.
LNL accounts for its post-retirement medical and life insurance benefits using the full accrual method.

Stock Based Compensation.
Effective January 1, 2003, LNL implemented the provisions of Statement of Financial Accounting Standards No. 123, "Accounting for Stock-Based Compensation," ("FAS 123") to expense the fair value of LNC stock options granted to LNL employees. On December 31, 2002, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure" ("FAS 148"), which provides alternative methods of transition for entities that change to the fair value method of accounting for stock-based employee compensation.

LNL adopted the retroactive restatement method under FAS 148 and restated all periods presented to reflect stock-based employee compensation cost under the fair value accounting method in FAS 123 for all employee awards granted, modified or settled in fiscal years beginning after December 15, 1994. See Note 2 for additional information.

Income Taxes.
LNL and eligible subsidiaries have elected to file consolidated federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, LNL provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that LNL will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

Reclassifications.
Certain amounts reported in prior years' consolidated financial statements have been reclassified to conform with the presentation adopted in the current year. These reclassifications have no effect on net income or shareholders' equity of the prior years.

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
2. Changes in Accounting Principles and Changes in Estimates


Accounting for Stock-Based Compensation -- Transition and Disclosure.
Effective January 1, 2003, LNL adopted the fair value recognition method of accounting for stock-based compensation under FAS 123 for stock options on LNC stock granted to LNL employees. LNL adopted the retroactive restatement method under FAS 148 which requires LNL to restate all prior periods presented to reflect stock-based employee compensation cost under the fair value accounting method in FAS 123 for all employee awards granted, modified or settled in fiscal years beginning after December 15, 1994. Prior to January 1, 2003, LNL accounted for stock options on LNC stock granted to its employees using the intrinsic value method of accounting under the recognition and measurement provisions of Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees" ("APB 25"), and related Interpretations. No stock-based compensation cost for stock options was reflected in previously reported results.

The effect of the accounting change on net income for 2002 and 2001 is as follows:

                                                    2002      2001
                                                  --------  --------
                                                     (in millions)
                                                  ------------------
          Net income (loss) as previously
           reported.............................. $   49.0  $  496.1
          Adjustment for effect of change in
           accounting principle that is applied
           retroactively, net of tax effects.....    (13.6)    (21.9)
                                                  --------  --------
          Net income (loss) as adjusted.......... $   35.4  $  474.2
                                                  ========  ========
          Retained earnings at December 31,
          Retained earnings as previously
           reported.............................. $3,583.7  $4,232.2
          Cumulative adjustment for effect of
           change in accounting principle that is
           applied retroactively, net of tax
           effects...............................     26.5      23.4
                                                  --------  --------
          Retained earnings as adjusted.......... $3,610.2  $4,255.6
                                                  ========  ========

Although LNL did not recognize compensation expense for stock options under the intrinsic value method of accounting in accordance with APB 25, a tax benefit was recognized in additional paid-in capital for stock options that were exercised through December 31, 2002. Because LNL elected not to restate periods prior to 2000 in the adoption of FAS 123, the tax benefit for options granted after December 31, 1994 and exercised prior to January 1, 2000 had to be determined under the fair value method and then compared to the tax benefit that was previously recorded in retained earnings upon exercise. As of January 1, 2000, a tax benefit was calculated under the fair value method for outstanding stock options granted after December 31, 1994 that vested prior to January 1, 2000. An adjustment of $6.4 million was made to increase retained earnings and the deferred tax asset as of January 1, 2000 for the adoption of FAS 123.

Accounting for Modified Coinsurance.
During the fourth quarter of 2003, LNL implemented FASB's Derivative Implementation Group Statement 133 Implementation Issue No. B36 ("DIG B36"). DIG B36 provides that the embedded derivatives included within Modco and CFW reinsurance agreements must be accounted for separately from the underlying reinsurance agreements.

The Lincoln National Life Insurance Company

The effective date for implementation of DIG B36 for LNL was the October 1, 2003 start date of the fourth quarter. The following table summarizes the various effects on shareholders' equity from the implementation of DIG B36 (in millions):

Notes Initial Adoption Shareholder's Equity Effect on October 1, 2003                       Pre-tax  After-tax
----- ---------------------------------------------------------------                       -------  ---------
      Recording of Embedded Derivative
 1A   Cumulative effect of accounting change............................................... $(363.9)  $(236.6)
 1B   Release of liability for unrealized investment gains.................................   342.8     222.8
                                                                                            -------   -------
      Total................................................................................   (21.1)    (13.8)
                                                                                            -------   -------
 2A   Gain on transfer of securities from available-for-sale to trading....................   342.9     222.9
 2B   Release of unrealized available-for-sale security gains in Other Comprehensive Income  (342.9)   (222.9)
                                                                                            -------   -------
      Total available for sale to trading adjustment.......................................      --        --
                                                                                            -------   -------
      Total effect on Shareholder's Equity from DIG B36 Implementation on October 1, 2003.. $ (21.1)  $ (13.8)
                                                                                            =======   =======

1A. At the time of adoption, LNL recorded a charge to net income as a cumulative effect of a change in accounting, representing the fair value of the embedded derivatives included in various Modco and CFW reinsurance agreements.

1B. In conjunction with recording the above charge in 1A. LNL also recorded an increase in Other Comprehensive Income relating to the fact that prior to the adoption of DIG B36 the net unrealized gains on the underlying available-for-sale securities supporting these reinsurance agreements had been accounted for as gains benefiting the reinsurance companies assuming the risks under these Modco and CFW reinsurance agreements.

2A. Concurrent with the initial recording of the embedded derivative associated with these reinsurance arrangements, LNL reclassified related available-for-sale securities to trading account classification.

2B. The previously recorded increases to shareholder's equity reported in Other Comprehensive Income as a result of the available-for-sale classification of these securities were reversed as part of the reclassification accounting.

During the fourth quarter of 2003 and going forward, changes in the fair value of the embedded derivative flow through net income, as do changes in the fair value of the trading securities, as represented by adjustments 3A and 3B in the table below. For the quarter ended December 31, 2003, the effect of the two new mark-to-market adjustments on net income was $4.0 million pre-tax ($2.6 million after-tax). The table below combines the trading account and embedded derivative mark-to-market accounting with the implementation effects discussed above to demonstrate the effects on the income statement for the quarter ended December 31, 2003 (in millions).

Notes Net Income Effect for the Quarter Ended December 31, 2003         Pre-tax  After-tax
----- ---------------------------------------------------------         -------  ---------
      Revenue
 3A   Trading account securities -- Change during fourth quarter....... $ (34.4)  $ (22.4)
 3B   Embedded derivative -- Change during fourth quarter..............    38.4      25.0
                                                                        -------   -------
      Net gain on Modco and CFW in fourth quarter......................     4.0       2.6
                                                                        -------   -------
      Gain on transfer of securities from available-for-sale to trading   342.9     222.9
                                                                        -------   -------
      Income before accounting changes.................................   346.9     225.5
      Cumulative effect of accounting change...........................  (363.9)   (236.6)
                                                                        -------   -------
      Net Income....................................................... $ (17.0)  $ (11.1)
                                                                        =======   =======

As indicated in the above tables, the implementation of DIG B36 resulted in an initial decrease to shareholder's equity and the ongoing accounting of DIG B36 will continue to give rise to ongoing gains and losses flowing through net income as the embedded derivative and trading account securities are continuously marked to market.

These adjustments do not net to zero in any one particular accounting period due to the fact that not all of the invested assets supporting these Modco and CFW reinsurance agreements were available-for-sale securities that could be reclassified to trading securities, and not all Modco and CFW reinsurance agreements have segregated portfolios of securities that can be classified as trading. However, it is important to note that these differences in net income will reverse over the term of the underlying Modco and CFW reinsurance agreements, reflecting the fact that the new accounting for the embedded derivatives prescribed in DIG B36 changes the timing of the recognition of income under these Modco and CFW reinsurance agreements but does not change the total amount of earnings that will ultimately be reported over the life of these agreements.

Accounting for Variable Interest Entities.
In January 2003, the FASB issued initial guidance under Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN 46"), which requires the consolidation of variable interest entities ("VIE") by an enterprise if that enterprise has a variable interest

The Lincoln National Life Insurance Company that will absorb a majority of the VIE's expected losses if they occur, receive a majority of the entity's expected residual returns if they occur, or both. If one enterprise will absorb a majority of a VIE's expected losses and another enterprise will receive a majority of that VIE's expected residual returns, the enterprise absorbing a majority of the losses shall consolidate the VIE. A VIE is an entity in which no equity investors have the characteristics of a controlling financial interest or have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. The FASB significantly modified several key aspects of the rules in a revised interpretation issued in December 2003. LNL adopted the final FIN 46 rules on December 31, 2003.

LNL identified certain partnership investments that required consolidation under the requirements of FIN 46. LNL consolidated these partnerships at December 31, 2003 with no material effect to either financial condition or results of operations.

Statement of Accounting Position 03-1.

In July 2003, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("the SOP"). LNL will adopt the SOP as of January 1, 2004.

The SOP provides guidance related to the reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits, such as GMDB, and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, the SOP addresses the presentation and reporting of separate accounts, the capitalization and amortization of sales inducements, and secondary guarantees on universal-life type contracts.

GMDB Reserves. Although there was no method prescribed under generally accepted accounting principles for GMDB reserving until the issuance of the SOP, LNL's Retirement segment has been recording a reserve for GMDB's. At December 31, 2003 LNL's GMDB reserve was $46.4 million. Based upon a comparison of the requirements of the SOP to LNL's established practice of reserving for GMDB, the adoption of the GMDB reserving methodology under the SOP is not expected to have a material effect on LNL's financial statements.

Sales Inducements. LNL's Retirement segment variable annuity product offerings include contracts that offer a bonus credit, typically ranging from 2% to 5% of each deposit. LNL also offers enhanced interest rates to variable annuity contracts that are under dollar cost averaging ("DCA") funding arrangements. Bonus credits and excess DCA interest are considered sales inducements under the SOP and, as such, are to be deferred as a sales inducement asset and amortized as a benefit expense over the expected life of the contract. Amortization will be computed using the same methodology and assumptions used in amortizing DAC.

LNL currently defers bonus credits as part of the DAC asset and reports the amortization of bonus credits as part of DAC amortization. Upon adoption of the SOP, LNL will reclassify bonus credits from DAC to deferred sales inducements on its balance sheet and report deferred sales inducement amortization as part of benefit expense. Prior period balance sheet and income statement line item presentation will be reclassified to conform to the new basis of presentation.

LNL currently reports excess DCA interest as benefit expense when the excess interest is earned under the contract. Upon adoption of the SOP, LNL will begin deferring excess DCA interest as deferred sales inducements and amortizing these deferred sales inducements as benefit expense over the expected life of the contract. Amortization will be calculated using the same methodology and assumptions used in amortizing DAC. While over the long run the same amount of excess DCA interest expense will emerge under the SOP as under LNL's current accounting method, because of the prospective treatment of new deferred sales inducements, LNL expects earnings to be slightly higher under the SOP, relative to LNC's current approach, for near term financial reporting periods. For instance, had the rules for excess DCA interest expense under the SOP been in effect for 2003, LNL estimates that Lincoln Retirement would have reported increased earnings of about $6 million after-tax. The actual effect on LNL's results in future periods will depend upon the volume of business written with excess DCA interest.

Separate Accounts. LNL's current accounting is consistent with the provisions of the SOP relating to the reporting and measuring of separate account product assets and liabilities as general account assets and liabilities when specific criteria are not met, as well as for the reporting and measuring seed money in separate accounts as general account assets, and for recognizing contractholder liabilities. The adoption of these provisions of the SOP are expected to have no effect on LNL's financial statements.

Universal Life Contracts. LNL's Life Insurance segment offers individual and survivor-life universal life insurance products that provide a secondary guarantee to the contract holder, commonly referred to as a no-lapse guarantee. This feature permits a policy that would normally terminate, if the net cash value were to fall below zero, to remain in force as long as the conditions of the no-lapse provision are met. LNL's analysis of this benefit indicates that this feature should be considered insignificant, as newly defined by the SOP. In general, LNL does not expect to record an additional liability for its current secondary guarantee offerings. However, in the event that an additional liability is required under the SOP for certain of LNL's current secondary guarantee features, LNL would not expect the adoption of the SOP to have a material effect on its financial statements.

LNL understands that throughout the life insurance industry a wide variety of interpretations and approaches to the application of the SOP to fixed and variable universal life contracts have recently begun to emerge. Industry-wide concern over this inconsistency in interpretation has become so great that

The Lincoln National Life Insurance Company on February 18, 2004 the American Council of Life Insurers ("ACLI") submitted a letter on behalf of the industry to the Chairman of AcSEC, requesting a delay of the effective date for the SOP, as it applies to universal life insurance, until such time that guidance for these implementation matters can be made available. If AcSEC decides to address these industry-wide concerns and issue new guidance, LNL's current estimates of the expected effects of the adoption of the SOP could change.

Other Products and Riders. LNL continues to review the features and characteristics of other products and riders offered within its Retirement and Life Insurance segments, and to evaluate the potential applicability of the SOP to these other products and riders. With respect to the other products and riders that are the subject of this ongoing review, LNL does not currently expect that the adoption of the SOP should have a material effect on LNL's financial statements.

FASB Financial Staff Position No. FAS--106-1 Medicare Prescription Drug Improvement and Modernization Act of 2003.
In December 2003, the Medicare Prescription Drug Improvement and Modernization Act of 2003 ("the Medicare Act") became law. Beginning in 2006, the Medicare Act provides various alternatives that could result in an offset to some portion of the costs of prescription drug benefits provided to retirees. In January 2004, the staff of the FASB issued Financial Staff Position No. FAS 106-1 ("FSP 106-1"), which permits a sponsor of a post-retirement health care plan that provides retiree prescription drug benefits to make a one-time election to defer accounting for the effects of the Act.

There are several uncertainties that exist as to the eventual effects of the Medicare Act on the cost of the prescription drug benefits currently included in medical benefit plan that LNC maintains for its retired employees (including retired employees of LNL). These uncertainties include various administrative components related to the Medicare Act that have yet to be developed, the potential for significant legislative changes to the Medicare Act prior to its implementation in 2006, and the interrelated effects that the existence of various cost containment measures currently included within LNC's retiree medical benefit plans may have under the new legislation. However, regardless of the outcome of these various uncertainties, LNL does not currently expect that the Medicare Act would have a material affect on future net income for LNL due to the cost containment measures already in place under LNC's retiree medical benefit plans.

Due to these uncertainties and expected immaterial impact, LNL has elected to defer accounting for the effects of the Medicare Act. Having made this deferral election, FSP 106-1 prohibits LNL from accounting for the effects of the Medicare Act until such time as either final FASB guidance is issued or a significant event occurs that would require a remeasurement of plan assets and obligations. Accordingly, the measures of accumulated post-retirement benefit obligation and periodic post-retirement benefit cost in LNL's financial statements for the year ended December 31, 2003 do not reflect the effects of the Medicare Act.

Change in Estimate for Disability Income and Personal Accident Reinsurance Reserves.
As a result of developments and information received in the third quarter of 2003 relating to personal accident matters, LNL increased reserves on this exited business by $20.9 million after-tax ($32.1 million pre-tax) with a corresponding increase in reinsurance recoverable from Swiss Re and in the deferred gain. As a result of developments and information obtained during 2002 relating to personal accident matters, LNL increased reserves by $184.1 million after-tax ($283.2 million pre-tax). After giving affect to LNL's $100 million indemnification obligation to Swiss Re, LNL recorded a $119.1 million after-tax ($183.2 million pre-tax) increase in reinsurance recoverable from Swiss Re with a corresponding increase in the deferred gain. (See Note 11 for further explanation of LNL's Reinsurance transaction with Swiss Re.)

Accounting for Costs Associated with Exit or Disposal Activities.
In June 2002, the FASB issued Statement of Financial Accounting Standards No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" ("FAS 146"), which addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies Emerging Issues Task Force Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Action (including Certain Costs Incurred in a Restructuring)" ("Issue 94-3"). The principal difference between FAS 146 and Issue 94-3 is that FAS 146 requires that a liability for a cost associated with an exit or disposal activity be recognized when the liability is incurred, rather than at the date of an entity's commitment to an exit plan. FAS 146 is effective for exit or disposal activities after December 31, 2002. LNL adopted FAS 146 on January 1, 2003, and the adoption affects the timing of when expense is recognized for restructuring activities after December 31, 2002. See Note 12 for information on Restructuring charges.

Accounting for the Impairment or Disposal of Long-lived Assets.
LNL adopted Statement of Financial Accounting Standards No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets" on January 1, 2002. The effect of adoption was immaterial.

Accounting for Business Combinations and Goodwill and Other Intangible Assets. LNL adopted Statements of Financial Accounting Standards No. 141, "Business Combinations" ("FAS 141"), and No. 142, "Goodwill and Other Intangible Assets" ("FAS 142") on January 1, 2002. After consideration of the provisions of the new standards regarding proper classification of goodwill and other intangible assets on the consolidated balance sheet, LNL did not reclassify any goodwill or other intangible balances held as of January 1, 2002.

In compliance with the transition provision of FAS 142, LNL completed the first step of the transitional goodwill impairment test during the second quarter of 2002. The valuation techniques used by LNL to estimate the fair value of the group

The Lincoln National Life Insurance Company of assets comprising the different reporting units varied based on the characteristics of each reporting unit's business and operations. A discounted cash flow model was used to assess the goodwill of the reporting units within LNL's Lincoln Retirement and Life Insurance. The results of the first step of the tests indicate that LNL does not have impaired goodwill. In accordance with FAS 142, LNL has chosen October 1 as its annual review date. As such, LNL performed annual valuation reviews during the fourth quarter of 2003 and 2002. The results of the tests performed as of October 1, 2003 and 2002 indicate that LNL does not have impaired goodwill.

As a result of the application of the non-amortization provisions of the new standards, LNL had an increase in net income of $24.9 million for the year ended December 31, 2002.

The reconciliation of reported net income to adjusted net income is as follows:

                                                      Year Ended
                                                   December 31, 2001
                                                  -------------------
                                                  (in millions except
                                                  per share amounts)
                                                  -------------------
          Reported Net Income....................       $474.2
          Add back: Goodwill Amortization (after-
           tax)..................................         26.5
                                                        ------
          Adjusted Net Income....................       $500.7
                                                        ======

The consolidated carrying value of goodwill changes as a result of acquisitions. During the 2002, goodwill for the Retirement segment increased as a result of the acquisition of The Administrative Management Group, Inc. ("AMG"). Total purchased goodwill in 2002 from the acquisition was $20.2 million. (see Note 11).

Change in Estimate of Premium Receivables on Certain Client-Administered Individual Life Reinsurance.
During the first quarter of 2001, LNL's former Reinsurance segment refined its estimate of due and unpaid premiums on its client-administered individual life reinsurance business. As a result of the significant growth in the individual life reinsurance business in years prior to 2001, the Reinsurance segment initiated a review of the block of business in the last half of 2000. An outgrowth of that analysis resulted in a review of the estimation of premiums receivable for due and unpaid premiums on client-administered business. During the first quarter of 2001, the Reinsurance segment completed the review of this matter, and concluded that enhanced information flows and refined actuarial techniques provided a basis for a more precise estimate of premium receivables on this business. As a result, the Reinsurance segment recorded income of $25.5 million ($39.3 million pre-tax) related to periods prior to 2001.

Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets.
On April 1, 2001, LNL adopted Emerging Issues Task Force Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF 99-20"). EITF
99-20 was effective for fiscal quarters beginning after March 15, 2001. EITF 99-20 changed the manner in which LNL determined impairment of certain investments including collateralized bond obligations. Upon the adoption of EITF 99-20, LNL recognized a net realized loss on investments of $11.3 million after-tax ($17.3 million pre-tax) reported as a cumulative effect of change in accounting principle. In arriving at this amount, deferred acquisition costs of $12.2 million were restored and netted against net realized loss on investments.

Accounting for Derivative Instruments and Hedging Activities.
Effective January 1, 2001, LNL adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133") on a prospective basis. The transition adjustments that LNL recorded upon adoption of FAS 133 on January 1, 2001 resulted in a net loss of $4.3 million after-tax ($6.6 million pre-tax) recorded in net income, and a net gain of $17.6 million after-tax ($27.1 million pre-tax) recorded as a component of Other Comprehensive Income ("OCI") in equity. Deferred acquisition costs of $4.8 million were restored and netted against the transition loss on derivatives recorded in net income and deferred acquisition costs of $18.3 million were amortized and netted against the transition gain recorded in OCI. A portion of the transition adjustment ($3.5 million after-tax) recorded in net income upon adoption of FAS 133 was reclassified from the OCI account, Net Unrealized Gain on Securities Available-for-Sale. These transition adjustments were reported in the financial statements as a cumulative effect of a change in accounting principle.

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
3. Investments

The amortized cost, gross unrealized gain and loss, and fair value of securities available-for-sale are as follows:

                                             Amortized Cost  Gains    Losses  Fair Value
                                             -------------- -------- -------  ----------
                                                            (in millions)
                                             -------------------------------------------
December 31, 2003:
  Corporate bonds...........................   $23,414.0... $1,689.5 $(169.6) $24,933.9.
  U.S. Government bonds.....................       196.4...      9.3    (0.2)     205.5.
  Foreign government bonds..................       820.8...     42.2   (13.4)     849.6.
  Asset and mortgage-backed securities:
    Mortgage pass-through securities........       460.6...     15.2    (1.4)     474.4.
    Collateralized mortgage obligations.....     2,419.3...     66.8    (9.2)   2,476.9.
    Commercial mortgage backed securities...     1,946.6...    118.6   (13.1)   2,052.1.
    Other asset-backed securities...........       152.3...      6.0    (0.5)     157.8.
  State and municipal bonds.................       143.5...      5.3    (0.5)     148.3.
  Redeemable preferred stocks...............        53.7...     10.5    (0.1)      64.1.
                                               ---------    -------- -------  ---------
Total fixed maturity securities.............    29,607.2...  1,963.4  (208.0)  31,362.6.
Equity securities...........................       128.6...     19.0    (0.4)     147.2.
                                               ---------    -------- -------  ---------
Total.......................................   $29,735.8... $1,982.4 $(208.4) $31,509.8.
                                               =========    ======== =======  =========
December 31, 2002:
  Corporate bonds...........................   $23,690.5... $1,797.3 $(630.8) $24,857.0.
  U.S. Government bonds.....................       400.7...    104.7    (2.3)     503.1.
  Foreign government bonds..................       783.4...     40.8   (25.7)     798.5.
  Asset and mortgage-backed securities:
    Mortgage pass-through securities........       704.2...     26.3    (1.8)     728.7.
    Collateralized mortgage obligations.....     2,084.4...    113.9    (0.4)   2,197.9.
    Commercial mortgage backed securities...     1,686.9...    137.2   (11.9)   1,812.2.
    Other asset-backed securities...........       212.4...     12.6    (0.5)     224.5.
  State and municipal bonds.................       106.0...      5.0    (0.1)     110.9.
  Redeemable preferred stocks...............        77.8...      1.5    (1.2)      78.1.
                                               ---------    -------- -------  ---------
Total fixed maturity securities.............    29,746.3...  2,239.3  (674.7)  31,310.9.
Equity securities...........................       196.7...     19.4    (8.3)     207.8.
                                               ---------    -------- -------  ---------
Total.......................................   $29,943.0... $2,258.7 $(683.0) $31,518.7.
                                               =========    ======== =======  =========

The Lincoln National Life Insurance Company

Future maturities of fixed maturity securities available-for-sale are as follows:

                                             Amortized Cost Fair Value
                                             -------------- ----------
                                                   (in millions)
                                             -------------------------
         December 31, 2003
           Due in one year or less..........   $   564.8... $   577.5.
           Due after one year through five
            years...........................     6,518.3...   6,908.5.
           Due after five years through ten
            years...........................     9,086.4...   9,696.6.
           Due after ten years..............     8,458.9...   9,018.8.
           Subtotal.........................    24,628.4...  26,201.4.
           Asset and mortgage-backed
            securities......................     4,978.8...   5,161.2.
                                               ---------    ---------
           Total............................   $29,607.2... $31,362.6.
                                               =========    =========

The foregoing data is based on stated maturities. Actual maturities will differ in some cases because borrowers may have the right to call or pre-pay obligations.

Par value, amortized cost and estimated fair value of investments in asset/mortgage-backed securities summarized by interest rates of the underlying collateral are as follows:

                               Par Value Amortized Cost Fair Value
                               --------- -------------- ----------
                                          (in millions)
                               -----------------------------------
             December 31, 2003
               Below 6%....... $2,237.3     $1,589.1     $1,597.6
               6%-7%..........  1,314.5      1,320.6      1,365.3
               7%-8%..........  1,515.3      1,529.6      1,626.3
               Above 8%.......    546.8        539.5        572.0
                               --------     --------     --------
               Total.......... $5,613.9     $4,978.8     $5,161.2
                               ========     ========     ========

The quality ratings of fixed maturity securities available-for-sale are as follows:

                                         December 31, 2003
                                       Fair Value  % of Total
                                       ----------  ----------
                                       (in millions except %)
                                       --------------------
                    Treasuries and AAA $ 6,742.5      21.5%
                      AA..............   1,843.7       5.9
                      A...............   9,513.6      30.3
                      BBB.............  10,971.9      35.0
                      BB..............   1,441.8       4.6
                      Less than BB....     849.1       2.7
                                       ---------     -----
                      Total........... $31,362.6     100.0%
                                       =========     =====

The major categories of net investment income are as follows:

                                          Year Ended December 31
                                          2003     2002     2001
                                        -------- -------- --------
                                              (in millions)
                                        --------------------------
              Fixed maturity securities $2,030.1 $2,030.3 $2,008.4
              Equity securities........      9.2     10.1      9.7
              Trading securities.......     41.2       --       --
              Mortgage loans on real
               estate..................    337.9    356.3    373.9
              Real estate..............     42.0     45.8     48.1
              Policy loans.............    122.5    133.6    124.3
              Invested cash............      5.3     30.4     63.5
              Other investments........     47.6     18.8     67.5
                                        -------- -------- --------
              Investment revenue.......  2,635.8  2,625.3  2,695.4
              Investment expense.......     95.7     92.2    112.1
                                        -------- -------- --------
              Net investment income.... $2,540.1 $2,533.1 $2,583.3
                                        ======== ======== ========

Trading securities at fair value retained in connection with Modco and CFW reinsurance arrangements, consisted of the following:

                                                            2003
                                                        -------------
                                                        (in millions)
                                                        -------------
           Year Ended December 31
             Corporate bonds...........................   $2,171.2
             U.S. Government bonds.....................      285.9
             Foreign government bonds..................       46.5
             Asset and mortgage-backed securities:
               Mortgage pass-through securities........       18.9
               Collateralized mortgage obligations.....      110.8
               Commercial mortgage backed securities...      123.1
               Other asset-backed securities...........        9.7
             State and municipal bonds.................       16.5
             Redeemable preferred stocks...............        1.7
                                                          --------
           Total fixed maturity securities.............    2,784.3
           Equity securities...........................        2.2
                                                          --------
           Total.......................................   $2,786.5
                                                          ========

The Lincoln National Life Insurance Company

The detail of the realized loss on investments and derivative instruments is as follows:

                                            Year Ended December 31
                                            2003     2002     2001
                                          -------  -------  -------
                                                (in millions)
                                          -------------------------
            Fixed maturity securities
             available-for-sale
              Gross gain................. $ 333.7  $ 163.8  $ 163.4
              Gross loss.................  (353.7)  (578.5)  (421.1)
            Equity securities
             available-for-sale
              Gross gain.................    25.4     11.8     13.4
              Gross loss.................    (4.4)   (22.2)    (5.7)
            Other investments............    28.1     27.2     39.8
            Associated (amortization)
             restoration of deferred
             acquisition costs and
             provision for
             policyholder commitments....   (32.8)   143.2    106.9
            Investment expenses..........    (9.9)    (9.3)    (9.0)
                                          -------  -------  -------
            Total Investments............   (13.6)  (264.0)  (112.3)
            Derivative Instruments net of
             associated (amortization)
             restoration of deferred
             acquisition costs...........    (2.5)     1.2     (9.2)
                                          -------  -------  -------
            Total Investments and
             Derivative Instruments...... $ (16.1) $(262.8) $(121.5)
                                          =======  =======  =======

Provisions (credits) for write-downs and net changes in allowances for loss, which are included in the realized loss on investments and derivative instruments shown above, are as follows:

                                            Year Ended December 31
                                             2003    2002   2001
                                            ------  ------ ------
                                                (in millions)
                                            ---------------------
              Fixed maturity securities
               available-for-sale.......... $248.8  $296.6 $237.2
              Equity securities
               available-for-sale..........    3.4    21.4   15.7
              Mortgage loans on real estate    5.6     9.7   (2.7)
              Real estate..................    4.1      --    0.7
              Other long-term investments..     --     6.4    0.9
              Guarantees...................   (0.3)     --     --
                                            ------  ------ ------
              Total........................ $261.6  $334.1 $251.8
                                            ======  ====== ======

The portion of the market adjustment for trading securities and the corresponding market adjustment for the reinsurance embedded derivative related to trading securities at December 31, 2003 was $307.7 million.

The change in unrealized appreciation (depreciation) on investments in fixed maturity and equity securities available-for-sale is as follows:

                                         Year Ended December 31
                                          2003    2002    2001
                                         ------ -------- ------
                                              (in millions)
                                         ----------------------
               Fixed maturity securities $190.8 $1,219.5 $319.7
               Equity securities........    7.6     13.0  (16.6)
                                         ------ -------- ------
               Total.................... $198.4 $1,232.5 $303.1
                                         ====== ======== ======

The Lincoln National Life Insurance Company

For total traded and private securities held by LNL at December 31, 2003 that are in unrealized loss status, the fair value, amortized cost, unrealized loss and total time period that the security has been in an unrealized loss position are presented in the table below.

                                                            % Fair Amortized  % Amortized Unrealized % Unrealized
                                                 Fair Value Value    Cost        Cost        Loss        Loss
                                                 ---------- ------ ---------- ----------- ---------- ------------
                                                                          (000s omitted)
                                                 ---------------------------------------------------------------
2003
(less or =) 90 days                              $1,903,720  41.1% $1,923,778     39.8%   $ (20,058)      9.6%
(greater than) 90 days but (less or =) 180 days   1,166,033  25.2%  1,200,729     24.8%     (34,696)     16.7%
(greater than) 180 days but (less or =) 270 days    504,125  10.9%    531,547     11.0%     (27,423)     13.2%
(greater than) 270 days but (less or =) 1 year      141,837   3.1%    147,013      3.0%      (5,176)      2.5%
(greater than) 1 year                               915,577  19.8%  1,036,570     21.4%    (120,992)     58.1%
                                                 ---------- -----  ----------    -----    ---------     -----
Total                                            $4,631,292 100.0% $4,839,637    100.0%   $(208,345)    100.0%
                                                 ========== =====  ==========    =====    =========     =====

Securities available-for-sale that were deemed to have declines in fair value that were other than temporary were written down to fair value. The fixed maturity securities to which these write-downs apply were generally of investment grade at the time of purchase, but were subsequently downgraded by rating agencies to "below-investment grade." Factors considered by LNL in determining whether declines in the fair value of fixed maturity securities are other than temporary include 1) the significance of the decline, 2) LNL's ability and intent to retain the investment for a sufficient period of time for it to recover, 3) the time period during which there has been a significant decline in value, and 4) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer. Based upon these factors, securities that have indications of potential impairment are subject to intensive review. Where such analysis results in a conclusion that declines in fair values are other than temporary, the security is written down to fair value. See Note 8 (Fair Value of Financial Instruments) to the consolidated financial statements for a general discussion of the methodologies and assumptions used to determine estimated fair values.

The balance sheet captions, "Real Estate" and "Property and Equipment," include allowances for depreciation as follows:

                                             December 31
                                              2003   2002
                                             ------  -----
                                             (in millions)
                                             ------------
                      Real estate........... $ 22.0  $41.0
                      Property and equipment  100.9   86.5

Impaired mortgage loans along with the related allowance for losses are as follows:

                                                       December 31
                                                      (in millions)
                                                     --------------
            Impaired loans with allowance for losses $120.2  $ 72.3
            Allowance for losses....................  (17.5)  (11.9)
                                                     ------  ------
            Net impaired loans...................... $102.7  $ 60.4
                                                     ======  ======

The allowance for losses is maintained at a level believed adequate by LNL to absorb estimated probable credit losses. LNL's periodic evaluation of the adequacy of the allowance for losses is based on LNL's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change.

A reconciliation of the mortgage loan allowance for losses for these impaired mortgage loans is as follows:

                                               Year Ended December 31
                                                2003     2002   2001
                                               ------   -----  -----
                                                   (in millions)
                                               --------------------
            Balance at beginning-of-year...... $ 11.9   $ 2.2  $ 4.9
            Provisions for losses.............   16.4    12.7    0.7
            Releases due to principal paydowns  (10.8)   (3.0)  (3.4)
                                               ------   -----  -----
            Balance at end-of-year............ $ 17.5   $11.9  $ 2.2
                                               ======   =====  =====

The Lincoln National Life Insurance Company

The average recorded investment in impaired mortgage loans and the interest income recognized on impaired mortgage loans were as follows:

                                               Year Ended December 31
                                               2003    2002    2001
                                                -----   -----  -----
                                                 (in millions)
                                               ----------------------
                Average recorded investment in
                 impaired loans............... $72.6   $54.0   $25.0
                Interest income recognized on
                 impaired loans...............   8.1     5.6     3.0

All interest income on impaired mortgage loans was recognized on the cash basis of income recognition.

As of December 31, 2003, LNL had no mortgage loans on non-accrual status compared with $1.8 million at December 31, 2002. As of December 31, 2003 and 2002, LNL had no mortgage loans past due 90 days and still accruing.

As of December 31, 2003 and 2002, LNL had restructured mortgage loans of $63.6 million and $4.6 million, respectively. LNL recorded $4.7 million and $0.4 million of interest income on these restructured mortgage loans in 2003 and 2002, respectively. Interest income in the amount of $5.8 million and $0.4 million would have been recorded on these mortgage loans according to their original terms in 2003 and 2002, respectively. As of December 31, 2003 and 2002, LNL had no outstanding commitments to lend funds on restructured mortgage loans.

As of December 31, 2003 and 2002, LNL's investment commitments for fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate were $578.2 million and $558.9 million, respectively. As of December 31, 2003 and 2002, this includes $205.8 million and $168.1 million, respectively, of standby commitments to purchase real estate upon completion and leasing.

The carrying value of fixed maturity securities available-for-sale, mortgage loans on real estate and real estate investments which were non-income producing totaled $132.1 and $34.8 million at December 31, 2003 and 2002, respectively.

During the third quarter of 2003, LNL completed a securitization of commercial mortgage loans. In the aggregate, the loans had a fair value of $182.2 million and a carrying value of $167.3 million. LNL received $182.2 million from the trust for the sale of the loans. A recourse liability was not recorded since LNL is not obligated to repurchase any loans from the trust that may later become delinquent. Servicing fees of $0.03 million were received in 2003. The transaction was hedged with interest rate swaps to lock in the value of the loans. LNL recorded a gain on the hedge of $7.8 million pre-tax and a realized gain on the sale of $14.9 million pre-tax resulting in a total gain of $22.7 million pre-tax. LNL did not retain an interest in the securitized assets.


--------------------------------------------------------------------------------
4. Federal Income Taxes


The Federal income tax expense (benefit) is as follows:

                                           Year Ended December 31
                                           2003    2002     2001
                                          ------ -------  -------
                                               (in millions)
                                          -----------------------
              Current.................... $ 31.5 $(140.4) $ 456.1
              Deferred...................  213.4    41.5   (311.6)
                                          ------ -------  -------
              Total tax expense (benefit) $244.9 $ (98.9) $ 144.5
                                          ====== =======  =======

The effective tax rate on pre-tax income (loss) from continuing operations is lower than the prevailing corporate Federal income tax rate. A reconciliation of this difference is as follows:

                                           Year Ended December 31
                                            2003    2002    2001
                                           ------  ------  ------
                                                (in millions)
                                           ----------------------
             Tax rate times pre-tax income $323.1  $(22.2) $222.0
             Effect of:
               Tax-preferred investment
                income....................  (49.7)  (46.6)  (67.3)
               Tax credits................  (19.1)  (17.7)  (17.1)
               Goodwill...................     --      --     7.7
               Other items................   (9.4)  (12.4)   (0.8)
                                           ------  ------  ------
             Provision for income taxes... $244.9  $(98.9) $144.5
             Effective tax rate...........     27%    N/M      23%
                                           ======  ======  ======

The effective tax rate is a ratio of tax expense over pre-tax income. Since the pre-tax (loss) of $63.4 million resulted in a tax benefit of $98.9 million in 2002, the effective tax rate was not meaningful.

The Federal income tax asset (liability) is as follows:

                                                       December 31
                                                       2003    2002
                                                      ------  ------
                                                      (in millions)
                                                      --------------
           Current................................... $(19.7) $ 92.8
           Deferred..................................  (17.2)  121.8
                                                      ------  ------
           Total Federal income tax asset (liability) $(37.0) $214.6
                                                      ======  ======

The Lincoln National Life Insurance Company

Significant components of LNL's deferred tax assets and liabilities are as follows:

                                                      December 31
                                                     2003      2002
                                                  ---------  --------
                                                     (in millions)
                                                  -------------------
           Deferred tax assets:
             Insurance and investment contract
              liabilities........................  $1,220.8  $1,251.2
             Reinsurance deferred gain...........     321.6     397.5
             Net operating loss carryforwards....      41.1      80.1
             Modco/CFW embedded derivative.......     114.6        --
             Post-retirement benefits other than
              pensions...........................       9.5      27.1
             Compensation related................      52.7      76.1
             Ceding commission asset.............      14.8      16.7
             Other...............................     181.3     227.5
                                                  ---------  --------
           Total deferred tax assets.............   1,956.4   2,076.2
                                                  =========  ========
           Deferred tax liabilities:
             Deferred acquisition costs..........     607.3     527.5
             Investment related..................     251.8     201.5
             Net unrealized gain on securities
              available-for-sale.................     643.1     592.1
             Trading security gains..............     107.8        --
             Present value of business in-force..     322.6     354.5
             Other...............................      41.0     278.8
                                                  ---------  --------
           Total deferred tax liabilities........   1,973.6   1,954.4
                                                  =========  ========
           Net deferred tax asset (liability).... $   (17.2) $  121.8
                                                  =========  ========

The company and its affiliates are part of a consolidated Federal income tax filing with LNC. Net cash received for Federal income taxes in 2003 was $77.9 million due to the carry back of 2002 tax losses. Cash paid for Federal income taxes in 2002 and 2001 was $396.5 million and $58.2 million, respectively.

LNL is required to establish a valuation allowance for any gross deferred tax assets that are unlikely to reduce taxes payable in future years' tax returns. At December 31, 2003 and 2002, LNL concluded that it was more likely than not that all gross deferred tax assets will reduce taxes payable in future years. Accordingly, no valuation allowance was necessary at December 31, 2003 and 2002.

At December 31, 2003, LNL had net capital loss carryforwards for Federal income tax purposes of $117.6 million that will expire in 2007. The net capital loss carryforwards can be used to offset capital gains of any affiliate in future LNL consolidated U.S. tax returns filed by its common parent. Accordingly, LNL believes that it is more likely than not that the capital losses will be fully utilized within the allowable carryforward period.

Under prior Federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus." At December 31, 2003, LNL has approximately $196.0 million of untaxed "Policyholders' Surplus" on which no payment of Federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable tax legislation, LNL does not believe that any significant portion of the account will be taxed in the foreseeable future. Accordingly, no deferred tax liability has been recognized relating to LNL's Policyholders' Surplus balance. If the entire Policyholders' Surplus balance became taxable at the current Federal rate, the tax would be approximately $68.6 million.

The LNC consolidated return group has been identified by the Internal Revenue Service ("IRS") as a coordinated industry taxpayer requiring annual audits. The audits from tax years through 1995 have been completed and these years are closed. LNC and its affiliates are currently under audit by IRS for years 1996-2002. LNL does not anticipate that any adjustments that might result from such audits would be material to LNL's consolidated results of operations or financial condition.

The Lincoln National Life Insurance Company

5. Supplemental Financial Data


Reinsurance transactions included in the income statement captions, "Insurance Premiums" and "Insurance Fees", are as follows:

                                           Year Ended December 31
                                          2003*    2002*     2001*
                                         -------  -------  --------
                                                (in millions)
                                         --------------------------
            Insurance assumed........... $   1.0  $   1.1  $1,425.4
            Insurance ceded.............  (250.9)  (233.1)   (993.9)
                                         -------  -------  --------
            Net reinsurance premiums and
             fees....................... $(249.9) $(232.0) $  431.5
                                         =======  =======  ========

--------
*The reinsurance activity for the year ended December 31, 2001 includes the activity of the former Reinsurance segment for the eleven months ended November 30, 2001 and the activity related to the indemnity reinsurance transaction with Swiss Re for the one month ended December 31, 2001. The reinsurance activity for 2003 and 2002 excludes activity related to the indemnity reinsurance transaction with Swiss Re.

The income statement caption, "Benefits," is net of reinsurance recoveries of $0.6 billion in each of the years ended December 31, 2003, 2002 and 2001, respectively.

A roll forward of the balance sheet account, "Deferred Acquisition Costs," is as follows:

                                                  Year Ended December 31
                                                    2003        2002
                                                   --------   --------
                                                     (in millions)
                                                  ---------------------
           Balance at beginning-of-year.......... $2,373.2    $2,267.0
           Deferral..............................    655.3       622.4
           Amortization..........................   (280.6)     (296.7)
           Adjustment related to realized gains
            (losses) on securities available-for-
            sale.................................    (50.2)      115.0
           Adjustment related to unrealized gains
            on securities available-for-sale.....   (126.0)     (338.5)
           Other.................................       --         4.0
                                                   --------   --------
           Balance at end-of-year................ $2,571.7    $2,373.2
                                                   ========   ========

Realized loss on investments and derivative instruments on the Statements of Income for the year ended December 31, 2003, 2002 and 2001 are net of amounts restored or (amortized) against deferred acquisition costs of $(50.2) million, $115.0 million and $112.9 million, respectively. In addition, realized gains and losses for the year ended December 31, 2003, 2002 and 2001 are net of adjustments made to policyholder reserves of $18.0 million, $25.6 million and $10.6 million, respectively. LNL has either a contractual obligation or has a consistent historical practice of making allocations of investment gains or losses to certain policyholders and to certain reinsurance arrangements.

Details underlying the income statement caption, "Underwriting, Acquisition, Insurance and Other Expenses," are as follows:

                                          Year Ended December 31
                                         2003      2002      2001
                                       --------  --------  --------
                                               (in millions)
                                       ----------------------------
            Commissions............... $  572.3  $  566.7  $  812.3
            Other volume related
             expenses.................    328.4     264.2     191.4
            Operating and
             administrative expenses..    624.4     664.0     830.1
            Deferred acquisition costs
             net of amortization......   (374.7)   (325.7)   (346.4)
            Restructuring charges.....     45.5        --      37.4
            Goodwill amortization.....       --        --      26.5
            Other intangibles
             amortization.............     90.9     105.7      91.8
            Other.....................     96.8      95.8     103.4
                                       --------  --------  --------
            Total..................... $1,383.6  $1,370.7  $1,746.5
                                       ========  ========  ========

The carrying amount of goodwill by reportable segment as of December 31, is as follows:

                                            2003   2002
                                           ------ ------
                                           (in millions)
                                           -------------
                        Life Insurance.... $855.1 $855.1
                        Lincoln Retirement   64.1   64.1
                                           ------ ------
                        Total............. $919.2 $919.2
                                           ====== ======

The Lincoln National Life Insurance Company

For intangible assets subject to amortization, the total gross carrying amount and accumulated amortization in total and for each major intangible asset class by segment are as follows:

                               As of December 31, 2003     As of December 31, 2002
                             --------------------------- ---------------------------
                             Gross Carrying Accumulated  Gross Carrying Accumulated
                                 Amount     Amortization     Amount     Amortization
                             -------------- ------------ -------------- ------------
                                                  (in millions)
                             -------------------------------------------------------
Amortized Intangible Assets:
  Present value of in-force
    Lincoln Retirement......    $  225.0       $111.9       $  225.0       $102.3
    Life Insurance..........     1,254.2        445.5        1,254.2        364.1
                                --------       ------       --------       ------
Total.......................    $1,479.2       $557.4       $1,479.2       $466.4
                                ========       ======       ========       ======

Future estimated amortization of other intangible assets is as follows (in millions):

                     2004-$66.1 2005-$65.2       2006-$67.7
                     2007- 68.3 2008- 67.4 Thereafter-587.2

A reconciliation of the present value of insurance business acquired included in other intangible assets is as follows:

                                                                                      December 31
                                                                               2003      2002      2001
                                                                             --------  --------  --------
                                                                                     (in millions)
                                                                             ----------------------------
Balance at beginning of year................................................ $1,012.8  $1,118.5  $1,209.7
Adjustments to balance......................................................       --        --      (0.7)
Interest accrued on unamortized balance (Interest rates range from 5% to 7%)     55.6      61.4      71.0
Amortization................................................................   (146.6)   (167.1)   (161.5)
                                                                             --------  --------  --------
Balance at end-of-year...................................................... $  921.8  $1,012.8  $1,118.5
                                                                             ========  ========  ========

Details underlying the balance sheet caption, "Contractholder Funds," are as follows:

                                                           December 31
                                                         2003      2002
                                                       --------- ---------
                                                          (in millions)
                                                       -------------------
      Premium deposit funds........................... $21,891.8 $20,634.6
      Undistributed earnings on participating business     155.1     156.7
      Other...........................................     680.9     610.9
                                                       --------- ---------
      Total........................................... $22,727.8 $21,402.2
                                                       ========= =========

Details underlying the balance sheet captions related of short-term debt and surplus notes payable to LNC are as follows:

                                                          December 31
                                                         2003     2002
                                                       -------- --------
                                                         (in millions)
                                                       -----------------
       Short-term debt:                                $   41.9 $  103.7
       Surplus notes due Lincoln National Corporation:
         6.56% surplus note, due 2028.................   $500.0 $  500.0
         6.03% surplus note, due 2028.................    750.0    750.0
                                                       -------- --------
       Total Surplus Notes............................ $1,250.0 $1,250.0
                                                       ======== ========

The short-term debt represents short-term notes payable to LNC.

The surplus note of $500 million was issued to LNC in connection with the CIGNA indemnity reinsurance transaction on January 5, 1998 (see Note 7). This note calls for LNL to pay the principal amount of the notes on or before March 31, 2028 and interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to

The Lincoln National Life Insurance Company redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before January 5, 2003. Any payment of interest or repayment of principal may be paid only out of LNL's statutory earnings, only if LNL's statutory surplus exceeds specified levels ($2.32 billion at December 31, 2003), and subject to approval by the Indiana Insurance Commissioner.

The surplus note for $750 million was issued on December 18, 1998 to LNC in connection with the Aetna indemnity reinsurance transaction (see Note 7). This note calls for LNL to pay the principal amount of the notes on or before December 31, 2028 and interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before December 18, 2003. Any payment of interest or repayment of principal may be paid only out of LNL's statutory earnings, only if LNL's statutory surplus exceeds specified levels ($2.38 billion at December 31, 2003), and subject to approval by the Indiana Insurance Commissioner.

Cash paid for interest on both the short-term debt and the surplus notes for 2003, 2002, and 2001 was $79.3 million, $79.3 million, and $80.6 million, respectively.


--------------------------------------------------------------------------------
6. Employee Benefit Plans


Pension and Other Post-retirement Benefit Plans--U.S.
LNC maintains funded defined benefit pension plans for most of its U.S. employees (including those of LNL), and prior to January 1, 1995, most full-time agents (including those of LNL). Effective January 1, 2002, the employees' pension plan has a cash balance formula. Employees retiring before 2012 will have their benefits calculated under both the old and new formulas and will receive the greater of the two calculations. Employees retiring in 2012 or after will receive benefits under the amended plan. Benefits under the old employees' plan are based on total years of service and the highest 60 months of compensations during the last 10 years of employment. Under the amended plan, employees have guaranteed account balances that grow with pay and interest credits each year. The amendment to the employees' pension plan resulted in a $25.4 million pre-tax negative unrecognized prior service cost in 2001 that will be evenly recognized over future periods. All benefits applicable to the defined benefit plan for agents were frozen as of December 31, 1994. The plans are funded by contributions to tax-exempt trusts. LNL's funding policy is consistent with the funding requirements of Federal law and regulations. Contributions are intended to provide not only the benefits attributed to service to date, but also those expected to be earned in the future.

LNC sponsors three types of unfunded, nonqualified, defined benefit plans for certain U.S. employees and agents (including those of LNL): supplemental retirement plans, a salary continuation plan, and supplemental executive retirement plans.

The supplemental retirement plans provide defined benefit pension benefits in excess of limits imposed by Federal tax law.

The salary continuation plan provides certain officers of LNL defined pension benefits based on years of service and final monthly salary upon death or retirement.

A supplemental executive retirement plan provides defined pension benefits for certain executives who became employees of LNL as a result of the acquisition of a block of individual life insurance and annuity business, and benefits under this plan were frozen effective January 1, 2000. A second supplemental executive retirement plan was established for this same group of executives to guarantee that the total benefit payable under the LNC employees' defined benefit pension plan benefit formula will be determined using an average compensation not less than the minimum three-year average compensation as of a certain period. All benefits payable from this plan are reduced by benefits payable from the LNC employees' defined benefit pension plan.

LNC also sponsors unfunded plans that provide post-retirement medical, dental and life insurance benefits to full-time U.S. employees and agents who, depending on the plan, have worked for LNC 10 years and attained age 55 for employees and 60 for agents (including those of LNL). Medical and dental benefits are also available to spouses and other dependents of employees and agents. For medical and dental benefits, limited contributions are required from individuals who retired prior to November 1, 1988. Contributions for later retirees, which can be adjusted annually, are based on such items as years of service at retirement and age at retirement. Effective April 1, 2004, the employees' post-retirement plan was changed such that employees and agents not attaining age 50 by that date will not be eligible to receive life insurance benefits when they retire. This amendment to the plan resulted in the immediate recognition at the end of 2003 of a one-time curtailment gain of $2.3 million pre-tax. Life insurance benefits for retirees are noncontributory for employees and agents that attain the age of 50 by April 1, 2004 and meet the eligibility requirements at the time they retire; however, these participants can elect supplemental contributory life benefits up to age 70. Effective July 1, 1999, the agents' post-retirement plan was changed to require agents retiring on or after that date to pay the full medical and dental premium costs. Beginning January 1, 2002, the employees' post-retirement plan was changed to require employees not yet age 50 with five years of service by year end 2001 to pay the full medical and dental premium cost when they retire. This change in the plan resulted in the immediate recognition at the end of 2001 of a one-time curtailment gain of $10.7 million pre-tax.

On December 7, 2001, Swiss Re acquired LNL's reinsurance business. This transaction resulted in the immediate recognition of a one-time curtailment gain on post-retirement benefits of $6 million pre-tax and additional expense of $1.4 million pre-tax related to pension benefits for a net

The Lincoln National Life Insurance Company curtailment gain of $4.6 million pre-tax. This net curtailment gain was included in the realized gain on sale of subsidiaries for the year ended December 31, 2001. Due to the release of the pension obligations on these former LNL employees, there was a $16 million gain in the pension plan that was used to offset prior plan losses.

As discussed in Note 2, the Medicare Prescription Drug Improvement and Modernization Act of 2003 ("the Medicare Act") became law. Beginning in 2006, the Medicare Act provides various alternatives that could result in an offset to some portion of the costs of prescription drug benefits provided to retirees. In January 2004, the staff of the FASB issued Financial Staff Position No. FAS 106-1 ("FSP 106-1"), which permits a sponsor of a post-retirement health care plan that provides retiree prescription drug benefits to make a one-time election to defer accounting for the effects of the Medicare Act.

LNL has elected to defer accounting for the effects of the Medicare Act. Accordingly, the measures of accumulated post-retirement benefit obligation and periodic post-retirement benefit cost in LNL's financial statements for the year ended December 31, 2003, do not reflect the effects of the Medicare Act.

The Lincoln National Life Insurance Company

Obligations, Funded Status and Assumptions

Information with respect to defined benefit plan asset activity and defined benefit plan obligations is as follows:

                                                       Year Ended December 31
                                                  -------------------------------------
                                                                   Other Post-retirement
                                                  Pension Benefits    Benefits
                                                  ---------------  --------------------
                                                    2003    2002    2003       2002
                                                  -------  ------   ------     ------
                                                           (in millions)
Change in plan assets:
  Fair value of plan assets at beginning-of-year. $ 343.0  $340.4  $   --     $   --
  Transfers of assets............................     0.9    (1.4)     --         --
  Actual return on plan assets...................    79.2   (31.1)     --         --
  Company contributions..........................    40.5    58.0     4.6        6.5
  Administrative expenses........................   (1.8)    (1.6)     --         --
  Benefits paid..................................  (24.9)   (21.3)   (4.6)      (6.5)
                                                  -------  ------   ------     ------
  Fair value of plan assets at end-of-year.......   436.9   343.0      --         --
                                                  =======  ======   ======     ======
Change in benefit obligation:
  Benefit obligation at beginning-of-year........   441.1   399.3    88.9       81.9
  Transfers of benefit obligations...............     0.6    (1.3)     --       (0.9)
  Service cost...................................    18.1    17.3     1.4        1.4
  Interest cost..................................    27.2    26.8     4.9        5.1
  Plan participants' contributions...............      --      --     1.0        1.1
  Special termination benefits...................     1.4      --      --         --
  Plan curtailment gain..........................      --      --    (2.3)        --
  Actuarial (gains) losses.......................  (13.6)    20.3   (10.2)       6.8
  Benefits paid..................................  (24.9)   (21.3)   (4.6)      (6.5)
                                                  -------  ------   ------     ------
  Benefit obligation at end-of-year..............   449.9   441.1    79.1       88.9
                                                  =======  ======   ======     ======
Underfunded status of the plans..................   (13.0)  (98.1)  (79.1)     (88.9)
Unrecognized net actuarial (gains) losses........    38.4   109.3    (1.9)       8.2
Unrecognized prior service cost..................   (17.0)  (19.8)     --         --
                                                  -------  ------   ------     ------
Prepaid (accrued) benefit cost................... $   8.4  $ (8.6) $(81.0)    $(80.7)
                                                  =======  ======   ======     ======
Weighted-average assumptions as of December 31:
  Weighted-average discount rate.................    6.50%   6.50%   6.50%      6.50%
  Expected return on plan assets.................    8.25%   8.25%     --         --
Rate of increase in compensation:
  Salary continuation plan.......................    4.00%   5.00%     --         --
  All other plans................................    4.00%   4.00%   4.00%      4.00%
                                                  =======  ======   ======     ======

LNL uses a December 31 measurement date for its pension and post-retirement plans.

The expected return on plan assets for 2003 and 2002 was 8.25%. This rate is initially established at the beginning of the plan year based on the historical rates of return and is reevaluated based on the actual return through an interim date during the current plan year. As there was not a significant variance between the projected actual return for both 2003 and 2002 and the expected return of 8.25%, LNC maintained the expected return at 8.25% for the actuarial valuation calculated at the end of each year.

The calculation of the accumulated post-retirement benefits obligation assumes a weighted-average annual rate of increase in the per capita cost of covered benefits (i.e. health care cost trend rate) of 10% for 2003. It further assumes the rate will gradually decrease to 5.0% by 2015 and remain at that level in future periods. The health care cost trend rate assumption has a significant effect on the amounts reported. For example increasing the assumed health care cost trend rates by one percentage point each year would increase the accumulated post-retirement benefits obligation as of December 31, 2003 and 2002 by $4.6 million and $6.2 million, respectively. The aggregate of the estimated service and interest cost components of net periodic post-retirement benefits cost for the year ended December 31, 2003 and 2002 would increase by $0.4 million and $0.5 million, respectively.

The Lincoln National Life Insurance Company

Information for pension plans with accumulated benefit obligations in excess of plan assets is as follows:

                                                  December 31
                                                  2003  2002*
                                                 ------ ------
                                                 (in millions)
                                                 -------------
                  Accumulated benefit obligation $127.8 $430.0
                  Projected benefit obligation..  129.6  441.1
                  Fair value of plan assets.....   78.2  343.0

--------
*In 2002, all plans had accumulated benefit obligations in excess of plan assets.

Minimum Pension Liability Adjustment

                                                                                                               For the year ended
                                                                                                               December 31,
                                                                                                                2003      2002
                                                                                                                ------     -----
                                                                                                               (in millions)
                                                                                                               ------------------
Increase/(decrease) in minimum pension liability adjustment included in other comprehensive income (after-tax) ($42.6)    $51.9

                                                                                                               December 31,
                                                                                                                2003      2002
                                                                                                                ------     -----
Minimum pension liability adjustment included in accumulated other comprehensive income (after-tax)...........  $ 9.3     $51.9

Components of Net Periodic Pension Cost

The components of net defined benefit pension plan and post-retirement benefit plan expense are as follows:

                                                   Year Ended December 31
                                                                Other Post-retirement
                                           Pension Benefits           Benefits
                                        ----------------------  -------------------
                                         2003    2002    2001    2003    2002   2001
                                        ------  ------  ------  -----   -----  -----
                                                       (in millions)
                                        -------------------------------------------
Service cost........................... $ 19.4  $ 17.8  $ 13.9  $ 1.4   $ 1.4  $ 2.6
Interest cost..........................   27.2    26.8    28.8    5.0     5.1    6.2
Expected return on plan assets.........  (27.7)  (27.1)  (29.8)    --      --     --
Amortization of prior service cost.....   (2.2)   (2.4)    0.2     --      --     --
Recognized net actuarial (gains) losses    5.7     0.2     0.2   (0.2)   (0.4)  (0.4)
                                        ------  ------  ------  -----   -----  -----
Net periodic benefit cost.............. $ 22.4  $ 15.3  $ 13.3  $ 6.2   $ 6.1  $ 8.4
                                        ======  ======  ======  =====   =====  =====

LNL maintains a defined contribution plan for its U.S. insurance agents. Contributions to this plan are based on a percentage of the agents' annual compensation as defined in the plan. Effective January 1, 1998, LNL assumed the liabilities for a non-contributory defined contribution plan covering certain highly compensated former CIGNA agents and employees. Contributions for this plan are made annually based upon varying percentages of annual eligible earnings as defined in the plan. Contributions to this plan are in lieu of any contributions to the qualified agent defined contribution plan. Effective January 1, 2000, this plan was expanded to include certain highly compensated LNL agents. The combined pre-tax expenses for these plans amounted to $3.7 million, $1.0 million, and $2.8 million in 2003, 2002 and 2001, respectively. These expenses reflect both LNL's contribution as well as changes in the measurement of LNL's liabilities under these plans.

Plan Assets

Asset allocations for LNC's defined benefit pension plan assets at December 31, 2003 and 2002 are as follows:

                                                 2003   2002
                                                -----  -----
                   Asset Category
                     Equity securities.........  61.9%  59.6%
                     Fixed income securities...  30.7   31.9
                     Real estate...............   5.6    5.0
                     Cash and cash equivalents.   1.8    3.5
                                                -----  -----
                     Total..................... 100.0% 100.0%
                                                =====  =====

The Lincoln National Life Insurance Company

The primary investment objective of LNC's defined benefit pension plan is for capital appreciation and income growth, with an emphasis on avoiding undue risk. A secondary objective is for current income. Investments can be made using the following asset classes: both domestic and international equity and fixed income securities, real estate, guaranteed products, venture capital, oil and gas and other asset classes the investment managers deem prudent. A five-year time horizon is utilized, as there are inevitably short-run fluctuations, which will cause variations in investment performance.

Each managed fund is expected to rank in the upper 50% of similar funds over the three and/or five year periods. Managers not meeting criteria will be subject to additional due diligence review and possible termination. The following short-term ranges have been established for weightings in the various asset categories:

                                                     Weighting Range
                                                     --------------
              Asset Category
                Cash................................          0-20%
                Guaranteed Products.................          0-20%
                Fixed Income........................         20-80%
                  Long-term......................... 0-10%
                  High-Yield........................ 0-10%
                  International/Emerging Markets*... 0-10%
                Real Estate.........................          0-20%
                Equities............................         20-80%
                  Small-cap......................... 0-20%
                  International*.................... 0-20%
                  Emerging Markets*................. 0-10%
                Other...............................          0-20%
                Total International**...............          0-25%

--------
The total of domestic cash, domestic fixed income, and domestic equities shall not be less than 50%.
*Currencyexposure can be hedged up to 100%
**International/EmergingMarkets-Fixed Income and Equities

Within the broad ranges provided above, current target asset weightings are as follows: 64% equities, 35% fixed income, including real estate, and 1% cash. The performance of the plan and the managed funds are monitored on a quarterly basis relative to the plan's objectives. The performance of the managed fund is measured against the following indices: S&P 500, EAFE, Russell 2000, NAREIT, Lehman US Universal and Salomon (Citigroup) 90-day T-Bill. LNC reviews this investment policy on an annual basis.

The plan assets are principally managed by LNC's Investment Management segment.

Plan Cash Flows

LNL expects to contribute between zero and $16.3 million to LNC's defined benefit pension plans in 2004. In addition, LNL expects to fund approximately $7.9 million and $4.6 million in 2004 for benefit payments for LNC's unfunded defined benefit plan and post-retirement benefit plans, respectively.

401(k).
LNC sponsors contributory defined contribution plans (401(k) plans) for eligible U.S. employees and agents (including those of LNL). LNL's contributions to the 401(k) plans for its employees and agents are equal to a participant's pre-tax contribution, not to exceed 6% of base pay, multiplied by a percentage, ranging from 50% to 150%, which varies according to certain incentive criteria as determined by LNC's Board of Directors. LNL's expense for the 401(k) plan amounted to $22.9 million, $12.6 million, and $13.5 million in 2003, 2002 and 2001, respectively.

Deferred Compensation Plans.
LNC sponsors contributory deferred compensation plans for certain U.S. employees and agents including those of LNL who meet the established plan criteria. Plan participants may elect to defer payment of a portion of their compensation, as defined by the plans. At this point, these plans are not funded. Plan participants may select from a variety of alternative measures for purposes of calculating the investment return considered attributable to their deferral. Under the terms of these plans, LNL agrees to pay out amounts based upon the alternative measure selected by the participant. Plan participants who are also participants in an LNC 401(k) plan and who have reached the contribution limit for that plan may also elect to defer the additional amounts into the deferred compensation plan. LNL makes matching contributions to these plans for its participants based upon amounts placed into the deferred compensation plans by individuals who have reached the contribution limit under the 401(k) plan. The amount of LNL's contribution is calculated in a manner similar to the employer match calculation described in the 401(k) plans section above. Expense/(income) for these plans amounted to $17.0 million, $(3.6) million, and $(2.9) million in 2003, 2002 and 2001, respectively. These expenses reflect both LNL's employer matching contributions of $2.4 million, $1.1 million and $1.3 million, as well as changes in the measurement of LNL's liabilities under these plans of $14.6 million, ($4.7) million and ($4.2) million for 2003, 2002 and 2001 respectively.

In the fourth quarter of 1999, LNC modified the terms of the deferred compensation plans to provide that plan participants who selected LNC stock as the measure for their investment return would receive shares of LNC stock in satisfaction of this portion of their deferral. In addition, participants were precluded from diversifying any portion of their deferred compensation plan account that is measured by LNC's stock performance. As a result of these modifications to the plans, ongoing changes in value of LNC's stock no longer affect the expenses associated with this portion of the deferred compensation plans.

LNL's total liabilities associated with these plans were $123.9 million and $103.7 million at December 31, 2003 and 2002, respectively.

The Lincoln National Life Insurance Company

Stock-Based Incentive Compensation Plans.
LNC has various incentive plans for employees, agents and directors of LNC and its subsidiaries (including employees, agents and directors of LNL) that provide for the issuance of stock options, stock incentive awards, stock appreciation rights, and restricted stock awards. Prior to 2003, these plans were comprised primarily of stock option incentive plans.

Effective January 1, 2003, LNC's stock-based employee compensation plan was revised to provide for performance vesting, and to provide for awards that may be paid out in a combination of stock options, performance shares of LNC stock and cash. This plan replaced the LNC stock option plan. Awards under this plan for 2003 consisted of 233,055 10-year LNC stock options, 323,243 performance share units that could result in the issuance of LNC shares, and cash awards. As of December 31, 2003, 114,544 stock options and 271,042 performance share units of these 2003 awards were outstanding. The performance measures that must be met for vesting to occur are established at the beginning of the three-year performance period. Certain participants in the plan will select from seven different combinations of stock options, performance shares and or cash in determining the form of their award. Other participants will have their award paid in performance shares.

Total compensation expense for LNL under LNC's incentive plans involving performance vesting for 2003 was $0.2 million relating to stock options, $2.7 million relating to performance shares, and $0.2 million relating to cash awards. The amount of stock option expense for the performance vesting awards is included in the total LNL stock option expense discussed below. All expense calculations for performance vesting stock options, performance shares, and performance vesting cash awards that were granted in 2003 have been based upon the current assumption that the actual performance achievement over the three-year performance measurement period will result in target levels of long-term incentive compensation payouts. As the three-year performance period progresses, LNC will continue to refine its estimate of the expense associated with these awards so that by the end of the three-year performance period, LNL's cumulative expense will reflect the actual level of awards that vest.

Stock options awarded under the stock option incentive plans in effect prior to 2003 were granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire 10 years from the date of grant. Such options are transferable only upon death. Options become exercisable in 25% increments over the four-year period following the option grant anniversary date. A "reload option" feature was added on May 14, 1997. In most cases, persons exercising an option after that date have been granted new options in an amount equal to the number of matured shares tendered to exercise the original option award. The reload options are granted for the remaining term of the related original option and have an exercise price equal to the market value of LNC stock at the date of the reload award. Reload options can be exercised two years after the grant date if the value of the new option has appreciated by at least 25%. The reload feature is not available for options granted after 2002.

Effective January 1, 2003, LNL adopted the fair value recognition method of accounting for its stock option incentive plans under FAS 123, which is considered the preferable accounting method for stock based compensation. Previously, LNL accounted for its stock option incentive plans using the intrinsic value method of accounting under the recognition and measurement provisions of APB 25, and related interpretations. For more information, see Footnote 2 in the Notes to Consolidated Financial Statements.

The Lincoln National Life Insurance Company

Information with respect to LNL stock options outstanding at December 31, 2003 is as follows:

                   Options Outstanding                          Options Exercisable
--------------------------------------------------------- -------------------------------
             Number     Weighted-Average                      Number
Range of Outstanding at    Remaining                      Exercisable at
Exercise  December 31,  Contractual Life Weighted-Average  December 31,  Weighted-Average
 Prices       2003          (Years)       Exercise Price       2003       Exercise Price
-------- -------------- ---------------- ---------------- -------------- ----------------
$10-$20       28,442          0.36            $19.72           28,442         $19.72
 21- 30    1,409,636          5.57             25.48        1,042,924          25.68
 31- 40      622,385          4.89             38.06          574,885          38.39
 41- 50    3,127,336          5.60             46.77        2,730,668          47.22
 51- 60      879,636          8.16             52.09          304,571          52.09
-------    ---------                                        ---------
$10-$60    6,067,435                                        4,681,490
=======    =========                                        =========

The option price assumptions used for grants to LNL employees and agents were as follows:

                                                     2003   2002    2001
                                                    -----  ------  ------
     Dividend yield................................   5.0%    2.5%    2.8%
     Expected volatility...........................  39.8%   39.6%   40.0%
     Risk-free interest rate.......................   2.2%    4.5%    4.6%
     Expected life (in years)......................   3.6     4.2     4.2
     Weighted-average fair value per option granted $5.55  $16.00  $13.38

Information with respect to the incentive plans involving stock options granted to LNL employees and agents is as follows:

                                        Options Outstanding       Options Exercisable
                                     -------------------------- ------------------------
                                                   Weighted-                Weighted-
                                                    Average                  Average
                                       Shares    Exercise Price  Shares   Exercise Price
                                     ----------  -------------- --------- --------------
Balance at January 1, 2001..........  7,168,953      $36.69     2,813,438     $13.92
Granted-original....................  1,418,190       43.52
Granted-reloads.....................     60,111       48.64
Exercised (includes shares tendered) (1,162,373)      28.45
Forfeited...........................   (251,604)      44.01
                                     ----------      ------
Balance at December 31, 2001........  7,233,277       39.20     4,213,907      39.05
                                     ==========      ======
Granted-original....................  1,035,180       51.59
Granted-reloads.....................     12,103       48.41
Exercised (includes shares tendered) (1,316,702)      36.31
Forfeited...........................   (331,487)      46.09
Intercompany transfer...............      6,300       41.39
                                     ----------      ------
Balance at December 31, 2002........  6,638,671       41.39     4,035,327      40.00
                                     ==========      ======
Granted-original....................    288,165       25.54
Granted-reloads.....................     13,696       35.28
Exercised (includes shares tendered)   (332,769)      24.22
Forfeited...........................   (540,328)      41.21
                                     ----------      ------
Balance at December 31, 2003........  6,067,435      $41.57     4,681,490     $41.49
                                     ==========      ======     =========     ======

Total compensation expense for incentive plans involving stock options granted to LNL employees and agents, for 2003, 2002, and 2001 was $13.9 million, $18.7 million, and $22.4 million, respectively.

Stock Appreciation Rights Incentive Plan.
LNC has in place a stock appreciation right ("SAR") incentive program for LNL agents that do not meet the stringent definition of a common law employee. The SARs under this program are rights on LNC stock that are cash settled and become exercisable in 25% increments over the four year period following the SAR grant date. SARs are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire five years from the date of grant. Such SARs are transferable only upon death.

LNL recognizes compensation expense for the SAR program based on the fair value method using an option-pricing model. Compensation expense and the related liability are recognized on a straight-line basis over the vesting period of the SARs. The SAR li-

The Lincoln National Life Insurance Company ability is marked-to-market through net income. This accounting treatment causes volatility in net income as a result of changes in the market value of LNC stock. LNL hedges this volatility by purchasing call options on LNC stock. Call options hedging vested SARs are also marked-to-market through net income. Total compensation expense (income) recognized for the SAR program for 2003, 2002 and 2001 was $6.8 million, $(0.7) million and $4.8 million, respectively. The mark-to-market gain (loss) recognized through net income on the call options on LNC stock for 2003, 2002 and 2001 was $0.3 million, $(6.7) million and $0.8 million, respectively. The SAR liability at December 31, 2003 and 2002 was $9.8 million and $3.7 million, respectively.

Information with respect to the LNC SARs incentive plan outstanding for LNL agents at December 31, 2003 is as follows:

                     SARs Outstanding                             SARs Exercisable
---------------------------------------------------------- -------------------------------
              Number     Weighted-Average                      Number
Range of  Outstanding at    Remaining                      Exercisable at    Weighted-
Exercise   December 31,  Contractual Life Weighted-Average  December 31,  Average Exercise
 Prices        2003          (Years)       Exercise Price       2003           Price
--------- -------------- ---------------- ---------------- -------------- ----------------
$20 - $30     731,011          2.50            $24.89         266,263          $24.72
 31 - 40        9,750          3.46             34.41           2,332           36.74
 41 - 50      495,288          2.20             43.57         238,384           43.58
 51 - 60      363,475          3.20             52.10          90,913           52.10
---------   ---------                                         -------
$20 - $60   1,599,524                                         597,892
=========   =========                                         =======

The option price assumptions used for grants to LNL agents under the LNC SAR plan were as follows:

                                                    2003   2002    2001
                                                   -----  ------  ------
       Dividend yield.............................   4.6%    2.7%    2.7%
       Expected volatility........................  35.0%   29.5%   42.0%
       Risk-free interest rate....................   3.3%    5.0%    5.5%
       Expected life (in years)...................   5.0     5.0     5.0
       Weighted-average fair value per SAR granted $9.05  $10.86  $18.84

Information with respect to the LNC incentive plan involving SARs granted to LNL agents is as follows:

                                         SARs Outstanding         SARs Exercisable
                                     ------------------------- ----------------------
                                                  Weighted-              Weighted-
                                                   Average                Average
                                       Shares   Exercise Price Shares  Exercise Price
                                     ---------  -------------- ------- --------------
Balance at January 1, 2001..........   751,052      $24.94      82,421     $24.72
Granted-original....................   544,205       43.51
Exercised (includes shares tendered)  (142,785)      24.74
Forfeited...........................   (27,381)      28.92
                                     ---------      ------
Balance at December 31, 2001........ 1,125,091       33.85     102,710      25.02
                                     =========      ======
Granted-original....................   383,675       51.95
Exercised (includes shares tendered)   (90,818)      28.57
Forfeited...........................   (35,700)      34.95
                                     ---------      ------
Balance at December 31, 2002........ 1,382,248       39.20     301,108      32.06
                                     =========      ======
Granted-original....................   326,650       25.28
Exercised (includes shares tendered)   (63,224)      24.72
Forfeited...........................   (46,150)      39.57
                                     ---------      ------
Balance at December 31, 2003........ 1,599,524       36.92     597,892      36.45
                                     =========      ======     =======     ======

The Lincoln National Life Insurance Company

In addition to the stock-based incentives discussed above, LNC has awarded restricted shares of LNC stock, generally subject to a three-year vesting period, to LNL employees. Information with respect to LNC Restricted stock (non-vested stock) awarded to LNL employees from 2001 through 2003 was as follows:

                                           2003    2002    2001
                                          ------- ------- -------
              Restricted stock (number of
               shares)...................  10,910  46,500  32,639
              Weighted-average price per
               share at time of grant.... $ 31.41 $ 33.55 $ 45.59


--------------------------------------------------------------------------------
7. Restrictions, Commitments and Contingencies


Statutory Information and Restrictions
Net income (loss) as determined in accordance with statutory accounting practices for LNL excluding the insurance subsidiaries sold to Swiss Re in 2001, was $267 million, $(252) million and $197 million for 2003, 2002 and 2001, respectively. On December 7, 2001, Swiss Re acquired LNL's reinsurance operations. The transaction structure involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised LNL's reinsurance operation. See Note 11 for further discussion of Swiss Re's acquisition of LNL's reinsurance operation.

Shareholders' equity as determined in accordance with statutory accounting practices for LNL was $2.8 billion and $2.6 billion for December 31, 2003 and 2002, respectively.

LNL acquired a block of individual life insurance and annuity business from CIGNA in January 1998 and a block of individual life insurance from Aetna Inc. in October 1998. These acquisitions were structured as indemnity reinsurance transactions. The statutory accounting regulations do not allow goodwill to be recognized on indemnity reinsurance transactions and therefore, the related statutory ceding commission flows through the statement of operations as an expense resulting in a reduction of statutory earned surplus. As a result of these acquisitions, LNL's statutory earned surplus was negative.

LNL is subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to LNC. As a result of negative statutory earned surplus, LNL was required to obtain the prior approval of the Indiana Insurance Commissioner ("Commissioner") before paying any dividends to LNC until its statutory earned surplus became positive. During the first quarter of 2002, LNL received approval from the Commissioner to reclassify total dividends of $495 million paid to LNC in 2001 from LNL's earned surplus to paid-in-capital. This change plus the increase in statutory earned surplus from the disposition of LNL's reinsurance operations through an indemnity reinsurance transaction with Swiss Re resulted in positive statutory earned surplus for LNL at December 31, 2001.

In general, a dividend is not subject to prior approval from the Commissioner provided LNL's statutory earned surplus is positive and the proposed dividend, plus all other dividends made within the twelve consecutive months prior to the date of the proposed dividend, does not exceed the standard limitation of the greater of 10% of total statutory earned surplus or the amount of statutory earnings in the prior calendar year. Dividends of $710 million were paid by LNL to LNC in the second quarter of 2002. These distributions were made in two installments. The first installment of $60 million was paid in April. The second installment of $650 million was paid in June. As both installments exceeded the standard limitation noted above, a special request was made for each payment and each was approved by the Commissioner. Both distributions represented a portion of the proceeds received from the indemnity reinsurance transaction with Swiss Re. As a result of the payment of dividends plus earnings in 2002, LNL's statutory earned surplus was negative as of December 31, 2002. Due to the negative statutory earned surplus as of December 31, 2002, dividends paid by LNL in 2003 were subject to prior approval from the Commissioner.

Dividends of $200 million were paid by LNL to LNC in three quarterly installments during 2003. A special request was made for each payment and each was approved by the Commissioner. As occurred in 2001, $164.2 million of dividends approved and paid while statutory earned surplus was negative were classified as a reduction to paid-in-capital. Due to statutory earnings and favorable credit markets, LNL expects to be able to pay dividends in 2004 without prior approval.

LNL is recognized as an accredited reinsurer in the state of New York, which effectively enables it to conduct reinsurance business with unrelated insurance companies that are domiciled within the state of New York. As a result, in addition to regulatory restrictions imposed by the state of Indiana, LNL is also subject to the regulatory requirements that the State of New York imposes upon accredited reinsurers.

Reinsurance Contingencies

See Note 11, "Acquisitions and Divestitures," for discussion of contingencies surrounding Swiss Re's acquisition of LNL's reinsurance operations on December 7, 2001.

Marketing and Compliance Issues

Recently, there has been a significant increase in federal and state regulatory activity in the industry relating to numerous issues including market timing and late trading of mutual fund and variable insurance products and broker-dealer access arrangements. LNL, like many others in the industry, has received requests for information from the SEC and a subpoena from the New York Attorney General's Office seeking documentation and other information relating to these issues. LNL is in the process of responding to these requests and continues to cooperate fully with the regulators.

The Lincoln National Life Insurance Company

Regulators also continue to focus on replacement and exchange issues. Under certain circumstances, companies have been held responsible for replacing existing policies with policies that were less advantageous to the policyholder. LNL's management continues to monitor compliance procedures to minimize any potential liability. Due to the uncertainty surrounding all of these matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that future developments will not materially affect the consolidated financial position of LNL.

Leases

LNL leases its Fort Wayne, Indiana home office properties through sale-leaseback agreements. The agreements provide for a 25-year lease period with options to renew for six additional terms of five years each. The agreements also provide LNL with the right of the first refusal to purchase the properties during the terms of the lease, including renewal periods, at a price defined in the agreements. LNL also has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease period ending in 2009 or the last day of any of the renewal periods.

Total rental expense on operating leases in 2003, 2002 and 2001 was $55.7 million, $55.5 million and $63.2 million, respectively. Future minimum rental commitments are as follows (in millions):

               2004-$52.1 2006-$      43.8 2008-$           34.3
               2005- 49.3       2007- 41.5       Thereafter 34.8

Information Technology Commitment

In February 1998, LNL signed a seven-year contract with IBM Global Services for information technology services for the Fort Wayne operations. In February 2004, LNL completed renegotiations and extended the contract through February 2010. Annual costs are dependent on usage but are expected to range from $55.0 million to $60.0 million.

Insurance Ceded and Assumed

LNL cedes insurance to other companies. The portion of risks exceeding each company's retention limit is reinsured with other insurers. LNL seeks reinsurance coverage within the businesses that sell life insurance to limit its liabilities. As of December 31, 2002, LNL's retention policy is to retain no more than $10 million on a single insured life. For 2003, the retention policy was changed to limit retention on new sales to $5 million. Portions of LNL's deferred annuity business have been reinsured on a Modco basis with other companies to limit LNL's exposure to interest rate risks. At December 31, 2003, the reserves associated with these reinsurance arrangements totaled $2.4 billion. To cover products other than life insurance, LNL acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The accompanying financial statements reflect premiums, benefits and deferred acquisition costs, net of insurance ceded (see Note 5). LNL remains liable if its reinsurers are unable to meet contractual obligations under applicable reinsurance agreements.

LNL assumes insurance from other companies. At December 31, 2003, LNL provided $2.0 million of statutory surplus relief to other insurance companies under reinsurance transactions. Generally, such amounts are offset by corresponding receivables from the ceding company, which are secured by future profits on the reinsured business. However, LNL is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted. LNL's reinsurance operations were acquired by Swiss Re on December 7, 2001. The transaction structure involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised LNL's reinsurance operation. Under the indemnity reinsurance agreements, Swiss Re reinsured certain liabilities and obligations of LNL. Because LNL is not relieved of its legal liability to the ceding companies, the liabilities and obligations associated with the reinsured contracts remain on the balance sheets of LNL with a corresponding reinsurance receivable from Swiss Re.

Vulnerability from Concentrations

LNL's amounts recoverable from reinsurers represents receivables from and reserves ceded to reinsurers. LNL obtains reinsurance from a diverse group of reinsurers and monitors concentration as well as financial strength ratings of LNL's principal reinsurers. LNL's principal reinsurers are strongly rated companies, with Swiss Re representing the largest exposure. As discussed above, LNL sold its reinsurance business to Swiss Re through an indemnity reinsurance arrangement in 2001. Because LNL is not relieved of its liability to the ceding companies for this business, the liabilities and obligations associated with the reinsured contracts remain on the consolidated balance sheet of LNL with a corresponding reinsurance receivable from the business sold to Swiss Re, which totaled $4.2 billion at December 31, 2003 and is included in amounts recoverable from reinsurers. In addition to various remedies that LNL would have in the event of a default by Swiss Re, LNL continues to hold assets in support of certain of the transferred reserves. These assets consist of those reported as trading securities and certain mortgage loans. LNL's funds withheld liability and embedded derivative liabilities include $1.8 billion and $0.3 billion, respectively, related to the business reinsured by Swiss Re.

At December 31, 2003, LNL did not have a material concentration of financial instruments in a single investee or industry. LNL's investments in mortgage loans principally involve commercial real estate. At December 31, 2003, 28.5% of such mortgages, or $1.2 billion, involved properties located in California and Texas. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $37.6 million. Also at December 31, 2003, LNL did not have a concentration of: 1) business transactions with a particular customer or lender; 2) sources of supply of labor or

The Lincoln National Life Insurance Company services used in the business or; 3) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to LNL's financial position.

Although LNL does not have any significant concentration of customers, LNL's Retirement segment has a long-standing distribution relationship with American Funds Distributors ("AFD") that is significant to this segment. Prior to 2003, AFD used wholesalers who focus on both American Funds Distributors as well as American Legacy Variable Annuity products. In 2002, LNL and AFD agreed to transition the wholesaling of American Legacy to LFD, which was completed in 2003. The American Legacy Variable Annuity product line sold through LFD accounted for about 17% of LNL's total gross annuity account values at December 31, 2003, compared with about 15% sold through AFD in 2002. In addition the American Legacy Variable Annuity product line represents approximately 35% and 31% of LNL's total gross annuity account values at December 31, 2003 and 2002 respectively.

Other Contingency Matters

LNL is involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the consolidated financial position of LNL.

In 2001, LNL concluded the settlement of all class action lawsuits alleging fraud in the sale of LNL non-variable universal life and participating whole life policies issued between January 1, 1981 and December 31, 1998. Since 2001, LNL has reached settlements with a substantial number of the owners of policies that opted out of the class action settlement. LNL continues to defend a small number of opt out claims and lawsuits. While there is continuing uncertainty about the ultimate costs of settling the remaining opt out cases, it is management's opinion that established reserves are adequate and future developments will not materially affect the consolidated financial position of LNL.

LNL has pursued claims with its liability insurance carriers for reimbursement of certain costs incurred in connection with the class action settlement and the settlement of claims and litigation brought by owners that opted out of the class action settlement. During the fourth quarter of 2002, LNL settled its claims against three liability carriers on a favorable basis. LNL continues to pursue similar claims against a fourth liability insurance carrier.

For discussion of the resolution of legal proceedings related to LNL's sale of its former reinsurance business to Swiss Re, See Note 11.

State guaranty funds assess insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. LNL has accrued for expected assessments net of estimated future premium tax deductions.

Guarantees

LNL has guarantees with off-balance-sheet risks whose contractual amounts represent credit exposure. Guarantees with off-balance sheet risks having contractual values of $6.0 million and $9.0 million were outstanding at December 31, 2003 and 2002, respectively.

Certain subsidiaries of LNL have sold commercial mortgage loans through grantor trusts, which issued pass-through certificates. These subsidiaries have agreed to repurchase any mortgage loans which remain delinquent for 90 days at a repurchase price substantially equal to the outstanding principal balance plus accrued interest thereon to the date of repurchase. In case of default on the mortgage loans, LNL has recourse to underlying real estate. It is management's opinion that the value of the properties underlying these commitments is sufficient that in the event of default, the impact would not be material to LNL. These guarantees expire in 2004 through 2009.

Derivative Instruments

LNL maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency risk, equity risk, and credit risk. LNL assesses these risks by continually identifying and monitoring changes in interest rate exposure, foreign currency exposure, equity market exposure, and credit exposure that may adversely impact expected future cash flows and by evaluating hedging opportunities. Derivative instruments that are currently used as part of LNL's interest rate risk management strategy include interest rate swaps and interest rate caps. Derivative instruments that are used as part of LNL's foreign currency risk management strategy include foreign currency swaps. Call options on LNC stock are used as part of LNL's equity market risk management strategy. LNL also uses credit default swaps as part of its credit risk management strategy.

By using derivative instruments, LNL is exposed to credit and market risk. If the counterparty fails to perform, credit risk is equal to the extent of the fair value gain in the derivative. When the fair value of a derivative contract is positive, this generally indicates that the counterparty owes LNL and, therefore, creates a payment risk for LNL. When the fair value of a derivative contract is negative, LNL owes the counterparty and therefore LNL has no payment risk. LNL minimizes the credit (or payment) risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by LNL. LNL also maintains a policy of requiring that all derivative contracts be governed by an International Swaps and Derivatives Association ("ISDA") Master Agreement.

The Lincoln National Life Insurance Company

LNL is required to maintain minimum ratings as a matter of routine practice in negotiating ISDA agreements. Under the majority of ISDA agreements and as a matter of policy, LNL has agreed to maintain financial strength or claims-paying ratings of S&P BBB and Moody's Baa2. A downgrade below these levels would result in termination of the derivatives contract at which time any amounts payable by LNL would be dependent on the market value of the underlying derivative contract. In certain transactions, LNL and the counterparty have entered into a collateral support agreement requiring LNL to post collateral upon significant downgrade. LNL is required to maintain long-term senior debt ratings above S&P BBB and Moody's Baa3. LNL also requires for its own protection minimum rating standards for counterparty credit protection. LNL is required to maintain financial strength or claims-paying ratings of S&P A- and Moody's A3 under certain ISDA agreements, which collectively do not represent material notional exposure. LNL does not believe the inclusion of termination or collateralization events pose any material threat to its liquidity position.

Market risk is the adverse effect that a change in interest rates, currency rates, implied volatility rates, or a change in certain equity indexes or instruments has on the value of a financial instrument. LNL manages the market risk by establishing and monitoring limits as to the types and degree of risk that may be undertaken.

LNL's derivative instruments are monitored by its risk management committee as part of that committee's oversight of LNL's derivative activities. LNL's derivative instruments committee is responsible for implementing various hedging strategies that are developed through its analysis of financial simulation models and other internal and industry sources. The resulting hedging strategies are then incorporated into LNL's overall risk management strategies.

LNL has derivative instruments with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. Outstanding derivative instruments with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

                                                                                                 Assets (Liabilities)
                                                                                            ------------------------------
                                                                             Notional or    Carrying Value/ Carrying Value/
                                                                           Contract Amounts   Fair Value      Fair Value
                                                                           ---------------  --------------- ---------------
                                                                             December 31              December 31
                                                                            2003     2002        2003            2002
                                                                           -------  ------- --------------- ---------------
                                                                                            (in millions)
                                                                           ----------------------------------------------
Interest rate derivative instruments:
  Interest rate cap agreements............................................ 2,550.0  1,276.8     $  13.2          $ 4.7
  Swaptions...............................................................      --    180.0          --             --
  Interest rate swap agreements...........................................   422.3    429.1        40.6           51.9
                                                                           -------  -------    --------          -----
Total interest rate derivative instruments................................ 2,972.3  1,885.9        53.8           56.6
Foreign currency derivative instruments -- Foreign currency swaps.........    17.9     61.5        (1.5)          (2.4)
Credit derivative instruments -- Credit default swaps.....................     8.0     26.0         0.2            0.9
Equity indexed derivative instruments -- Call options (based on LNC Stock)     1.5      1.3        16.0            7.4
Embedded derivatives per FAS 133..........................................      --       --      (325.3)           2.3
                                                                           -------  -------    --------          -----
Total derivative instruments*............................................. 2,999.7  1,974.7    ($ 256.8)         $64.8
                                                                           =======  =======    ========          =====

--------
* Total derivative instruments for 2003 are composed of $68.6 million and $(325.3) million on the consolidated balance sheet in Derivative Instruments and Reinsurance Related Derivative Liability, respectively.

A reconciliation of the notional or contract amounts for the significant programs using derivative agreements and contracts is as follows:

                               Interest Rate                     Interest Rate
                              Cap Agreements       Swaptions     Swap Agreements
                             ----------------  ----------------  -------------
                                December 31       December 31     December 31
                               2003     2002    2003     2002     2003     2002
                             -------  -------  ------  --------  ------   -----
                                               (in millions)
                             -------------------------------------------------
Balance at beginning-of-year 1,276.8  1,258.8   180.0   1,752.0   429.1   335.1
New contracts............... 1,500.0    800.0      --        --   260.0   146.6
Terminations and maturities.  (226.8)  (782.0) (180.0) (1,572.0) (266.8)  (52.6)
                             -------  -------  ------  --------  ------   -----
Balance at end-of-year...... 2,550.0  1,276.8      --     180.0   422.3   429.1
                             =======  =======  ======  ========  ======   =====

The Lincoln National Life Insurance Company

                                                                   Call Options
                                   Foreign Currency Credit Default  (Based on
                                   Swap Agreements     Swaps       LNC Stock)
                                   ---------------  -------------  ----------
                                    December 31     December 31    December 31
                                    2003     2002    2003   2002   2003   2002
                                    -----   -----   -----   ----   ----   ----
                                               (in millions)
                                   ------------------------------------------
      Balance at beginning-of-year  61.5     94.6    26.0   29.0    1.3    1.1
      New contracts...............    --       --      --     --    0.3    0.3
      Terminations and maturities. (43.6)   (33.1)  (18.0)  (3.0)  (0.1)  (0.1)
      Balance at end-of-year......  17.9     61.5     8.0   26.0    1.5    1.3

Accounting for Derivative Instruments and Hedging Activities

As of December 31, 2003 and 2002, LNL had derivative instruments that were designated and qualified as cash flow hedges and derivative instruments that were not designated as hedging instruments. LNL did not have derivative instruments that were designated as fair value hedges or hedges of a net investment in a foreign operation. See Note 1 to the consolidated financial statements for detailed discussion of the accounting treatment for derivative instruments. For the year ended December 31, 2003 and 2002, LNL recognized a net loss of $2.0 million after-tax and a net gain of $2.5 million after-tax, respectively, in net income as a component of realized gains and losses on investments and derivative instruments. These gains (losses) relate to the ineffective portion of cash flow hedges, the change in market value for derivative instruments not designated as hedging instruments, and the gain
(loss) on swap terminations. For the year ended December 31, 2003 and 2002, LNL recognized a loss of $7.6 million after-tax and $8.8 million after-tax, respectively, in OCI related to the change in market value on derivative instruments that are designated and qualify as cash flow hedges. In addition, for the year ended December 31, 2001, $3.5 million after-tax was reclassified from unrealized gain (loss) on securities available-for-sale to unrealized gain
(loss) on derivative instruments, both in OCI. This reclassification relates to derivative instruments that were marked to market through unrealized gain
(loss) on securities available-for-sale prior to the adoption of FAS 133.

Derivative Instruments Designated in Cash Flow Hedges

Interest Rate Swap Agreements.
LNL uses interest rate swap agreements to hedge its exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price level, performance or value of one or more underlying interest rates. LNL is required to pay the counterparty the stream of variable interest payments based on the coupon payments from the hedged bonds, and in turn, receives a fixed payment from the counterparty, at a predetermined interest rate. The net receipts/payments from these interest rate swaps are recorded in net investment income. Gains (losses) on interest rate swaps hedging interest rate exposure on floating rate bond coupon payments are reclassified from accumulated OCI to net income as bond interest is accrued.

LNL also uses interest rate swap agreements to hedge its exposure to interest rate fluctuations related to the forecasted purchase of assets for certain investment portfolios. The gains (losses) resulting from the swap agreements are recorded in OCI. The gains (losses) are reclassified from accumulated OCI to earnings over the life of the assets once the assets are purchased. As of December 31, 2003, there were no interest rate swaps hedging forecasted asset purchases.

Foreign Currency Swaps.
LNL uses foreign currency swaps, which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a specified rate of exchange in the future. Gains (losses) on foreign currency swaps hedging foreign exchange risk exposure on foreign currency bond coupon payments are reclassified from accumulated OCI to net income as bond interest is accrued. The foreign currency swaps expire in 2005 through 2006.

Call Options on LNC Stock.
LNL uses call options on LNC stock to hedge the expected increase in liabilities arising from stock appreciation rights ("SARs") granted to LNL agents on LNC stock. Upon option expiration, the payment, if any, is the increase in LNC's stock price over the strike price of the option applied to the number of contracts. Call options hedging vested SARs are not eligible for hedge accounting and both are marked to market through net income. Call options hedging nonvested SARs are eligible for hedge accounting and are accounted for as cash flow hedges of the forecasted vesting of SAR liabilities. To the extent that the cash flow hedges are effective, changes in the fair value of the call options are recorded in accumulated OCI. Amounts recorded in OCI are reclassified to net income upon vesting of SARs. LNL's call option positions will be maintained until such time the SARs are either exercised or expire and LNL's SAR liabilities are extinguished. The SARs expire five years from the date of grant.

The Lincoln National Life Insurance Company

Total Return Swaps.
LNL used total return swaps to hedge its exposure to interest rate and spread risk resulting from the forecasted sale of assets in a securitization of certain LNL mortgage loans in 2001. A total return swap is an agreement that allows the holder to protect itself against loss of value by effectively transferring the economic risk of asset ownership to the counterparty. The holder pays (receives) the total return equal to interest plus capital gains or losses on a referenced asset and receives (pays) a floating rate of interest. As of December 31, 2003, LNL did not have any open total return swaps.

Gains and losses on derivative contracts are reclassified from accumulated OCI to current period earnings. As of December 31, 2003, $19.5 million of the deferred net gains on derivative instruments accumulated in OCI are expected to be reclassified as earnings during the next twelve months. This reclassification is primarily due to the receipt of interest payments associated with variable rate securities and forecasted purchases, the receipt of interest payments associated with foreign currency securities, and the periodic vesting of SARs.

All Other Derivative Instruments

LNL uses various other derivative instruments for risk management purposes that either do not qualify for hedge accounting treatment or have not currently been qualified by LNL for hedge accounting treatment. The gain or loss related to the change in market value for these derivative instruments is recognized in current income during the period of change (reported as realized gain (loss) on investments in the consolidated statement of income except where otherwise noted below).

Interest Rate Swap Agreements.
LNL used a forward starting interest rate swap agreement to hedge its exposure to the forecasted sale of mortgage loans. LNL was required to pay the counterparty a predetermined fixed stream of payments, and in turn, received payments based on a floating rate from the counterparty. The net receipts/payments from these interest rate swaps were recorded in realized gain
(loss) on investments and derivative instruments. As of December 31, 2003, there were no forward starting interest rate swap agreements

Interest Rate Cap Agreements.
The interest rate cap agreements, which expire in 2006 through 2008, entitle LNL to receive quarterly payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such quarterly payments, if any, is determined by the excess of a market interest rate over a specified cap rate multiplied by the notional amount divided by four. The purpose of LNL's interest rate cap agreement program is to provide a level of protection for its annuity line of business from the effect of rising interest rates. The interest rate cap agreements provide an economic hedge of the annuity line of business. However, the interest rate cap agreements are not linked to assets and liabilities on the balance sheet that meet the significantly increased level of specificity required under FAS 133. Therefore, the interest rate cap agreements do not qualify for hedge accounting under FAS 133.

Swaptions.
Swaptions entitled LNL to receive settlement payments from the counterparties on specified expiration dates contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate multiplied by the notional amount. The purpose of LNL's swaption program was to provide a level of protection for its annuity line of business from the effect of rising interest rates. The swaptions provided an economic hedge of the annuity line of business. However, the swaptions were not linked to specific assets and liabilities on the balance sheet that met the significantly increased level of specificity required under FAS 133. Therefore, the swaptions did not qualify for hedge accounting under FAS 133. At December 31, 2003, there were no outstanding swaptions.

Credit Default Swaps.
LNL uses credit default swaps which expire in 2006 to hedge against a drop in bond prices due to credit concerns of certain bond issuers. A credit swap allows LNL to put the bond back to the counterparty at par upon a credit event by the bond issuer. A credit event is defined as bankruptcy, failure to pay, or obligation acceleration. LNL has not currently qualified credit default swaps for hedge accounting under FAS 133 as amounts are insignificant.

Call Options on LNC Stock.
As discussed previously in the Cash Flow Hedges section, LNL uses call options on LNC stock to hedge the expected increase in liabilities arising from SARs granted to LNL agents on LNC stock. Call options hedging vested SARs are not eligible for hedge accounting treatment under FAS 133. Mark-to-market changes are recorded in net income.

Derivative Instrument Embedded in Deferred Compensation Plan.
LNL has certain deferred compensation plans that have embedded derivative instruments. The liability related to these plans varies based on the investment options selected by the participants. The liability related to certain investment options selected by the participants is marked-to-market through net income. This derivative instrument is not eligible for hedge accounting treatment under FAS 133.

Call Options on Bifurcated Remarketable Put Bonds.
LNL owns various debt securities that contain call options attached by an investment banker before the sale to the investor. These freestanding call options are exercisable by a party other than the issuer of the debt security to which they are attached and are accounted for separately from the debt security. LNL has not currently qualified call options bifurcated from remarketable put bonds for hedge accounting treatment as amounts are insignificant.

The Lincoln National Life Insurance Company

Derivative Instrument Embedded in Modified Coinsurance Agreements with Funds Withheld Arrangements.
LNL is involved in various Modco and CFW reinsurance arrangements that have embedded derivatives. The change in fair value of the embedded derivative, as well as the gains or losses on trading securities supporting these arrangements, flows through net income.

LNL has used certain other derivative instruments in the past for hedging purposes. Although other derivative instruments may have been used in the past, any derivative type that was not outstanding from January 1, 2002 through December 31, 2003 is not discussed in this disclosure. Other derivative instruments LNL has used include spread-lock agreements, financial futures, put options, and commodity swaps. At December 31, 2003, there are no outstanding positions in these derivative instruments.

Additional Derivative Information.
Income for the agreements and contracts described above amounted to $18.6 million, $12.2 million and $3.5 million in 2003, 2002 and 2001, respectively. The increase in income for 2003 was primarily a result of payments received on interest rate swaps

LNL is exposed to credit loss in the event of nonperformance by counterparties on various derivative contracts. However, LNL does not anticipate nonperformance by any of the counterparties. The credit risk associated with such agreements is minimized by purchasing such agreements from financial institutions with long-standing, superior performance records. The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in LNL's favor. At December 31, 2003, the exposure was $70.5 million.


--------------------------------------------------------------------------------
8. Fair Value of Financial Instruments


The following discussion outlines the methodologies and assumptions used to determine the estimated fair value of LNL's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of LNL's financial instruments.

Fixed Maturity and Equity Securities -- Available-for-Sale and Trading
Securities.
Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values for equity securities are based on quoted market prices.

Mortgage Loans on Real Estate.
The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price or; 3) the fair value of the collateral if the loan is collateral dependent.

Policy Loans.
The estimated fair value of investments in policy loans was calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations were based on historical experience.

Derivative Instruments.
LNL employs several different methods for determining the fair value of its derivative instruments. Fair values for these contracts are based on current settlement values. These values are based on: 1) quoted market prices for foreign currency exchange contracts and financial futures contracts; 2) industry standard models that are commercially available for interest rate cap agreements, swaptions, spread-lock agreements, interest rate swaps, commodity swaps, credit default swaps, total return swaps and put options; 3) Monte Carlo techniques for the equity call options on LNC stock. These techniques project cash flows of the derivatives using current and implied future market conditions. The cash flows are then present valued to arrive at the derivatives' current fair market values; and 4) Black-Scholes pricing methodology for standard European equity call options.

Other Investments, and Cash and Invested Cash.
The carrying value for assets classified as other investments, and cash and invested cash in the accompanying balance sheets approximates their fair value. Other investments include limited partnership investments which are accounted for using the equity method of accounting.

Investment Type Insurance Contracts.
The balance sheet captions, "Insurance Policy and Claims Reserves" and "Contractholder Funds," include investment type insurance contracts (i.e., deposit contracts and certain guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

The remainder of the balance sheet captions, "Insurance Policy and Claims Reserves" and "Contractholder Funds" that do not

The Lincoln National Life Insurance Company fit the definition of "investment type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by LNL. It is LNL's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about LNL's shareholders' equity determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. LNL and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

Short-term and Debt and Surplus Notes Due LNC.
Fair values for the surplus notes due LNC are based on quoted market prices of similar issues or are estimated using discounted cash flow analysis based on LNL's current incremental borrowing rate for similar types of borrowing arrangements where quoted prices are not available. For short-term debt, the carrying value approximates fair value.

Guarantees.
LNL's guarantees include guarantees related to mortgage loan pass-through certificates. Based on historical performance where repurchases have been negligible and the current status of the debt, none of the loans are delinquent and the fair value liability for the guarantees related to loan pass-through certificates is insignificant.

Investment Commitments.
Fair values for commitments to make investments in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

Separate Accounts.
Assets held in separate accounts are reported in the accompanying consolidated balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

The carrying values and estimated fair values of LNL's financial instruments are as follows:

                                                               Carrying Value Fair Value  Carrying Value Fair Value
                                                               -------------- ----------  -------------- ----------
                                                                                    December 31
                                                               ----------------------------------------------------
                                                                    2003         2003          2002         2002
                                                               -------------- ----------  -------------- ----------
                                                                                   (in millions)
                                                               ----------------------------------------------------
Assets (liabilities):
  Fixed maturities securities.................................   $ 31,362.6   $ 31,362.6    $ 31,310.9   $ 31,310.9
  Equity securities...........................................        147.2        147.2         207.7        207.7
  Trading Securities..........................................      2,786.5      2,786.5            --           --
  Mortgage loans on real estate...............................      4,189.5      4,550.1       4,199.7      4,672.5
  Policy loans................................................      1,917.8      2,086.4       1,937.7      2,109.4
  Derivative Instruments*.....................................       (256.7)      (256.7)         64.8         64.8
  Other investments...........................................        363.4        363.4         377.7        377.7
  Cash and invested cash......................................      1,442.8      1,442.8       1,246.5      1,246.5
Investment type insurance contracts:
  Deposit contracts and certain guaranteed interest contracts.   (21,354.6)..  (21,446.0)    (20,175.0)   (20,408.3)
  Remaining guaranteed interest and similar contracts.........       (86.7)..      (91.2)       (112.6)      (120.3)
  Short-term debt.............................................       (41.9)..      (41.9)       (103.7)      (103.7)
  Surplus notes payable to LNC................................    (1,250.0)..   (1,205.0)     (1,250.0)    (1,125.4)
  Guarantees..................................................        (0.1)..          --         (0.4)          --
  Investment commitments......................................           --..         0.2           --          0.9

--------
*Total derivative instruments for 2003 are composed of $68.6 million and ($325.3) million on the consolidated balance sheet in Derivative Instruments and Reinsurance Related Embedded Derivative, respectively.

As of December 31, 2003 and 2002, the carrying value of the deposit contracts and certain guaranteed contracts is net of deferred acquisition costs of $448.6 million and $486.0 million, respectively, excluding adjustments for deferred acquisition costs applicable to changes in fair value of securities. The carrying values of these contracts are stated net of deferred acquisition costs so that they are comparable with the fair value basis.

The Lincoln National Life Insurance Company

9. Segment Information


LNL has two business segments: Lincoln Retirement and Life Insurance. Prior to the fourth quarter of 2001, LNL had a Reinsurance segment. LNL's reinsurance business was acquired by Swiss Re in December 2001. As the majority of the business acquired by Swiss Re was via indemnity reinsurance agreements, LNL is not relieved of its legal liability to the ceding companies for this business. This means that the liabilities and obligations associated with the reinsured contracts remain on the balance sheets of LNL with a corresponding reinsurance receivable from Swiss Re. In addition, the gain resulting from the indemnity reinsurance portion of the transaction was deferred and is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years. The ongoing management of the indemnity reinsurance contracts and the reporting of the deferred gain are within LNL's Other Operations. Given the lengthy period of time over which LNL will continue to amortize the deferred gain, and the fact that related assets and liabilities will continue to be reported on LNL's financial statements, the historical results for the Reinsurance segment prior to the close of the transaction with Swiss Re are not reflected in discontinued operations, but as a separate line in Other Operations. The results for 2001 related to the former Reinsurance segment are for the eleven months ended November 30, 2001.

The Lincoln Retirement segment, with principal operations in Fort Wayne, Indiana, provides tax-deferred investment growth and lifetime income opportunities for its clients through the manufacture and sale of fixed and variable annuities. Through a broad-based distribution network, Lincoln Retirement provides an array of annuity products to individuals and employer-sponsored groups in all 50 states of the United States. Lincoln Retirement distributes some of its products through LNL's wholesaling unit, Lincoln Financial Distributors ("LFD"), as well as LNL's retail unit, Lincoln Financial Advisors ("LFA"). In addition, Lincoln Retirement has alliances with a variety of unrelated companies where LNL provides the manufacturing platform for annuity products and the alliance company provides investment management, marketing and distribution.

The Life Insurance segment, with principal operations in Hartford, Connecticut, focuses on the creation and protection of wealth for its clients through the manufacture and sale of life insurance products throughout the United States. The Life Insurance segment offers, through its Hartford operations, universal life, variable universal life, interest-sensitive whole life, corporate owned life insurance and linked-benefit life (a universal life product with a long-term care benefit). In addition, it offers term life insurance through its Schaumburg, Illinois operations. The Life Insurance segment's products are primarily distributed through LFD and LFA.

LNL reports operations not directly related to the business segments and unallocated corporate items (i.e., corporate investment income, interest expense on corporate debt, unallocated overhead expenses, and the operations of LFA and LFD) in "Other Operations". As noted above, the financial results of the former Reinsurance segment were moved to Other Operations upon the close of the transaction with Swiss Re in December 2001.

Financial data by segment for 2001 through 2003 is as follows:

                                           Year Ended December 31
                                          2003     2002      2001
                                        -------- --------  --------
                                               (in millions)
                                        ---------------------------
           Revenue, Excluding Net
            Investment Income and
            Certain Other Items*:
             Lincoln Retirement........ $  489.1 $  528.8  $  634.0
             Life Insurance............    994.3    982.6     987.3
             Other Operations..........    577.6    558.3   1,835.4
             Consolidating
              adjustments..............  (251.3)   (228.4)   (228.1)
                                        -------- --------  --------
           Total.......................  1,809.7  1,841.3   3,228.6
                                        ======== ========  ========
           Net Investment Income:
             Lincoln Retirement........  1,474.8  1,447.8   1,399.1
             Life Insurance............    911.1    899.1     910.2
             Other Operations..........    154.2    186.2     274.0
             Consolidating
              adjustments..............       --       --        --
                                        -------- --------  --------
           Total.......................  2,540.1  2,533.1   2,583.3
                                        ======== ========  ========
           Other Items*:
             Lincoln Retirement........     70.6   (195.3)    (64.8)
             Life Insurance............    (0.6)    (96.7)    (56.9)
             Other Operations..........    260.8     18.5       5.1
             Consolidating
              adjustments..............       --       --        --
                                        -------- --------  --------
           Total.......................    330.8   (273.5)   (116.6)
                                        ======== ========  ========
           Income (Loss) before Federal
            Income Taxes and
            Cumulative Effect of
            Accounting Changes:
             Lincoln Retirement........    452.4    (10.0)    306.5
             Life Insurance............    364.9    294.2     364.0
             Other Operations..........    105.8   (347.6)    (36.2)
             Consolidating
              adjustments..............       --       --        --
                                        -------- --------  --------
           Total.......................    923.1    (63.4)    634.3
                                        ======== ========  ========

--------
*Other Items include Realized Loss on Investments and Derivative Instruments,
 Realized Gain (Loss) on Sale of Subsidiaries, Gain on Transfer of Securities from Available-For-Sale to Trading, and Gain on Reinsurance Embedded Derivative/Trading Securities

The Lincoln National Life Insurance Company

                                            Year Ended December 31
                                             2003     2002    2001
                                           -------- -------- -------
                                                 (in millions)
                                           -------------------------
           Income Tax Expense (Benefit):
             Lincoln Retirement........... $   95.2 $ (60.9) $  34.1
             Life Insurance...............    113.8     88.1   129.2
             Other Operations.............     35.9  (126.1)  (18.8)
             Consolidating adjustments....       --       --      --
                                           -------- -------- -------
           Total..........................    244.9   (98.9)   144.5
                                           ======== ======== =======
           Cumulative Effect of Accounting
            Changes:
             Lincoln Retirement...........   (63.6)       --   (7.3)
             Life Insurance...............      0.6       --   (5.5)
             Other Operations.............  (173.6)       --   (2.8)
             Consolidating adjustments....       --       --      --
                                           -------- -------- -------
           Total..........................  (236.6)       --  (15.6)
                                           ======== ======== =======
           Net Income (Loss):
             Lincoln Retirement...........    293.6     50.8   265.1
             Life Insurance...............    251.7    206.1   229.3
             Other Operations.............  (103.8)  (221.5)  (20.2)
             Consolidating adjustments....       --       --      --
                                           -------- -------- -------
           Total.......................... $  441.5 $   35.4 $ 474.2
                                           ======== ======== =======

                                             December 31
                                    -----------------------------
                                      2003      2002      2001
                                    --------- --------- ---------
                                            (in millions)
                                    -----------------------------
              Assets:
                Lincoln Retirement. $61,569.5 $52,827.2 $56,888.2
                Life Insurance.....  21,240.0  19,591.6  18,409.7
                Other Operations...  14,055.0  11,514.7  14,181.4
                Consolidating
                 adjustments.......     (1.3)     215.9     (1.3)
                                    --------- --------- ---------
              Total................ $96,863.2 $84,149.4 $89,478.0
                                    ========= ========= =========


--------------------------------------------------------------------------------
10. Shareholder's Equity


All of the 10 million authorized, issues and outstanding shares of $2.50 par value common stock of LNL are owned by LNC.

Details underlying the balance sheet caption "Net Unrealized Gain on Securities Available-for-Sale," are as follows:

                                                      December 31
                                                    2003       2002
                                                 ---------  ---------
                                                     (in millions)
                                                 --------------------
         Fair value of securities available-for-
          sale.................................. $31,509.8  $31,518.7
                                                 ---------  ---------
         Cost of securities available-for-sale..  29,735.8   29,943.0
         Unrealized gain........................   1,774.0    1,575.7
         Adjustments to deferred acquisition
          costs.................................    (549.0)    (418.4)
         Amounts required to satisfy
          policyholder commitments..............     (50.9)     (58.7)
         Foreign currency exchange rate
          adjustment............................      12.6        9.8
                                                 ---------  ---------
         Deferred income credits (taxes)........    (428.7)    (405.3)
                                                 ---------  ---------
         Net unrealized gain (loss) on
          securities available-for-sale......... $   758.0  $   703.1
                                                 =========  =========

Adjustments to deferred acquisition costs and amounts required to satisfy policyholder commitments are netted against the Deferred Acquisition Costs asset line and included within the Insurance Policy and Claim Reserve line on the balance sheet, respectively.

Details underlying the change in "Net Unrealized Gain (Loss) on Securities Available-for-Sale, Net of Reclassification Adjustment" shown on the Consolidated Statements of Shareholder's Equity are as follows:

                                               Year Ended December 31
                                                2003    2002    2001
                                               ------  ------  ------
           Unrealized gains on securities
            available-for-sale arising during
            the year.......................... $746.8  $774.4  $381.3
           Less:
             Reclassification adjustment for
              gains (losses) on disposals of
              prior year inventory included
              in net income (1)...............  205.7   (72.1)   36.2
             Federal income tax expense on
              reclassification................   23.4   315.4   120.1
             Transfer from available-for-sale
              to trading securities...........  342.9      --      --
             Federal income tax expense on
              transfer........................  119.9      --      --
                                               ------  ------  ------
           Net unrealized gain on securities
            available-for-sale, net of
            reclassifications and federal
            income tax expense................ $ 54.9  $531.1  $225.0
                                               ======  ======  ======

--------
/(1)/The reclassification adjustment for gains (losses) does not include the impact of associated adjustments to deferred acquisition costs and amounts required to satisfy policyholder commitments.

The Lincoln National Life Insurance Company

The "Net Unrealized Gain (Loss) on Derivative Instruments" component of other comprehensive income shown on the Consolidated Statements of Shareholder's Equity is net of Federal income tax expense (benefit) of $(3.9) million, $(1.2) million, $12.6 million for 2003, 2002, 2001 respectively, and net of adjustments to deferred amortization costs of $(4.5) million, $1.6 million, $23.8 million for 2003, 2002, 2001 respectively. The 2001 amounts for tax expense and deferred amortization cost adjustment include $9.5 million and $18.3 million, respectively, related to the transition adjustment recorded for the adoption of FAS 133.


--------------------------------------------------------------------------------
11. Acquisitions and Divestitures


On August 30, 2002, LNL acquired The Administrative Management Group, Inc. ("AMG"), an employee benefits record keeping firm for $21.6 million in cash. Contingent payments up to an additional $14 million will be paid over a period of 4 years (2003-2006) if certain criteria are met. Any such contingent payments will be expensed as incurred. Lincoln Retirement recorded an expense of $1.2 million after-tax ($1.8 million pre-tax) for 2003 relating to such contingent payments. AMG, a strategic partner of the Retirement segment for several years, provides record keeping services for the Lincoln Alliance Program along with approximately 200 other clients nationwide. The application of purchase accounting to this acquisition resulted in goodwill of $20.2 million.

On December 7, 2001, Swiss Re acquired LNL's reinsurance operation for $2.0 billion. In addition, LNL retained the capital supporting the reinsurance operation. After giving affect to the increased levels of capital needed within the Life Insurance and Lincoln Retirement segments that result from the change in the ongoing mix of business under LNL's internal capital allocation models, the disposition of LNL's reinsurance operation freed-up approximately $100 million of retained capital.

The transaction structure involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised LNL's reinsurance operation. Two of the stock companies sold, LNH & C (Lincoln National Health and Casualty) and LNRAC (Lincoln National Reassurance Company), were wholly-owned Subsidiaries of the Company. At closing, an immediate gain of $5.6 million after-tax was recognized on the sale of the stock companies. A gain of $698.0 million after-tax ($1.1 billion pre-tax) relating to the indemnity reinsurance agreements was reported at the time of closing. This gain was recorded as a deferred gain on LNL's consolidated balance sheet, in accordance with the requirements of FAS 113, and is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years.

Effective with the closing of the transaction, the former Reinsurance segment's historical results were moved into Other Operations. During December 2001, LNL recognized in Other Operations $4.3 million after-tax ($6.8 million pre-tax) of deferred gain amortization. In addition, in December 2001, LNL recognized $7.9 million after-tax ($12.5 million pre-tax) of accelerated deferred gain amortization relating to the fact that certain Canadian indemnity reinsurance contracts were novated after the sale, but prior to December 31, 2001.

On October 29, 2002, LNL and Swiss Re settled disputed matters totaling about $770 million that had arisen in connection with the final closing balance sheets associated with Swiss Re's acquisition of LNL's reinsurance operations. The settlement provided for a payment by LNL of $195 million to Swiss Re, which was recorded by LNL as a reduction in deferred gain. As a result of additional information made available to LNL following the settlement with Swiss Re in the fourth quarter of 2002, LNL recorded a further reduction in the deferred gain of $30.8 million after-tax ($47.4 million pre-tax), as well as a $6.9 million after-tax ($10.6 million pre-tax) reduction in the gain on the sale of subsidiaries.

As part of the dispute settlement, LNL also paid $100 million to Swiss Re in satisfaction of LNL's $100 million indemnification obligation with respect to personal accident business. As a result of this payment, LNL has no further underwriting risk with respect to the reinsurance business sold. However, because LNL has not been relieved of it legal liabilities to the underlying ceding companies with respect to the portion of the business indemnity reinsured by Swiss Re, under FAS 113 the reserves for the underlying reinsurance contracts as well as a corresponding reinsurance recoverable from Swiss Re will continue to be carried on LNL's balance sheet during the run-off period of the underlying reinsurance business. This is particularly relevant in the case of the exited personal accident and disability income reinsurance lines of business where the underlying reserves are based upon various estimates that are subject to considerable uncertainty.

As a result of developments and information obtained during 2002 relating to personal accident and disability income matters, LNL increased these exited business reserves by $184.1 million after-tax ($283.2 million pre-tax). After giving affect to LNL's $100 million indemnification obligation, LNL recorded a $119.1 million after-tax ($183.2 million pre-tax) increase in reinsurance recoverable from Swiss Re with a corresponding increase in the deferred gain. As a result of developments and information received in the third quarter of 2003 relating to personal accident matters, LNL increased reserves on this exited business by $20.9 million after-tax ($32.1 million pre-tax) with a corresponding increase in reinsurance recoverable from Swiss Re and in the deferred gain.

The combined effects of the 2002 settlement of disputed matters and exited business reserve increases reduced the $698.0 million after-tax ($1.1 billion pre-tax) deferred gain reported at closing by $38.5 million after-tax ($59.2 million pre-tax). An additional $1.3 million after-tax ($2 million pre-tax) of deferred gain was recognized in net income, due to a novation of certain Canadian business during 2002. During 2003, LNL amortized into net income $48.3 million after-tax ($74.2 million pre-tax) of the deferred gain.

The Lincoln National Life Insurance Company

Of the original $1.84 billion in proceeds received by LNL, approximately $520 million was paid for taxes and deal expenses and approximately $825 million was paid to LNC as dividends. LNL also paid $195 million to Swiss Re to settle the closing balance sheet disputed matters and $100 million to satisfy LNL's personal accident business indemnification obligations. The remaining proceeds have been dedicated to the ongoing capital needs of the Company.

Because of ongoing uncertainty related to personal accident and disability income businesses, the reserves related to these exited business lines carried on LNL's balance sheet at December 31, 2003 may ultimately prove to be either excessive or deficient. For instance, in the event that future developments indicate that these reserves should be increased, under FAS 113 LNL would record a current period non-cash charge to record the increase in reserves. Because Swiss Re is responsible for paying the underlying claims to the ceding companies, LNL would record a corresponding increase in reinsurance recoverable from Swiss Re. However, FAS 113 does not permit LNL to take the full benefit in earnings for the recording of the increase in the reinsurance recoverable in the period of the change. Rather, LNL would increase the deferred gain recognized upon the closing of the indemnity reinsurance transaction with Swiss Re and would report a cumulative amortization "catch-up" adjustment to the deferred gain balance as increased earnings recognized in the period of change. Any amount of additional increase to the deferred gain above the cumulative amortization "catch-up" adjustment must continue to be deferred and will be amortized into income in future periods over the remaining period of expected run-off of the underlying business. No cash would be transferred between LNL and Swiss Re as a result of these developments. Accordingly, even though LNL has no continuing underwriting risk, and no cash would be transferred between LNL and Swiss Re, in the event that future developments indicate LNL's December 31, 2003 personal accident or disability income reserves are deficient or redundant, FAS 113 requires LNL to adjust earnings in the period of change, with only a partial offset to earnings for the cumulative deferred gain amortization adjustment in the period of change. The remaining amount of increased gain would be amortized into earnings over the remaining run-off period of the underlying business.

As noted above, effective with the closing of the transaction, the Reinsurance segment's results for the eleven months ended November 30, 2001 were moved into Other Operations.

Earnings from LNL's reinsurance operations were as follows:

                                                     Eleven Months
                                                   Ended November 30,
                                                          2001
                                                   ------------------
                                                     (in millions)
                                                   ------------------
           Revenue................................      $1,681.3
           Benefits and Expenses..................       1,505.3
                                                        --------
             Income before Federal Income Taxes
              and Cumulative Effect of Accounting
              Changes.............................         176.0
           Federal Income Taxes...................          59.0
                                                        --------
             Income before Cumulative Effect of
              Accounting Changes..................         117.0
           Cumulative Effect of Accounting Changes
            (after-tax)...........................          (2.4)
                                                        --------
             Net Income...........................      $  114.6
                                                        ========


--------------------------------------------------------------------------------
12. Restructuring Charges


The following provides details on LNL's restructuring charges.

1999 Restructuring Plan
In 1999, LNL implemented a restructuring plan relating to the discontinuance of HMO excess-of-loss reinsurance programs. The charge associated with this restructuring plan totaled $3.2 million after-tax ($4.9 million pre-tax) and was included in Underwriting, Acquisition, Insurance and Other Expenses on the Consolidated Statement of Income for the year ended December 31, 1999. The pre-tax costs for this plan included $2.4 million for employee severance and termination benefits and $2.5 million for costs relating to exiting business activities. Through December 31, 2001, actual pre-tax costs of $3.7 million were expended or written-off under this restructuring plan. During the fourth quarter of 2000, $1.0 million (pre-tax) of the original charge for the discontinuance of the HMO excess-of-loss restructuring plan was reversed. During the fourth quarter of 2001, the remaining restructuring reserve of $0.2 million relating to the HMO excess-of-loss reinsurance programs was transferred to Swiss Re as part of its acquisition of LNL's reinsurance operations.

2001 Restructuring Plan
During 2001, LNL implemented restructuring plans relating to 1) the consolidation of the Syracuse operations of Lincoln Life & Annuity Company of New York into the Lincoln Retirement segment operations in Fort Wayne, Indiana and Portland, Maine; 2) the elimination of duplicative functions in the Schaumburg, Illinois operations of First Penn-Pacific, and the absorption of these functions into the Lincoln Retirement and Life Insurance segment operations in Fort Wayne, Indiana and Hartford, Connecticut; 3) the reorganization of the life wholesaling function within the independent planner distribution channel, consolidation of retirement wholesaling territories, and streamlining of the marketing and communications functions in LFD; 4) the reorganization and consolidation of the life insurance operations in Hartford, Connecticut related to the streamlining of underwriting and new business processes and the completion of outsourcing of administration of certain closed blocks of business 5) the combination of LFD channel oversight, positioning of LFD to take better advantage of ongoing "marketplace consolidation" and expansion of the customer base of wholesalers in certain non-productive territories and 6) the consolidation of operations and space in LNL's Fort Wayne, Indiana operations.

The Lincoln National Life Insurance Company

The Syracuse restructuring charge was recorded in the first quarter of 2001 and was completed in the first quarter of 2002. The Schaumburg, Illinois restructuring charge was recorded in the second quarter of 2001, the LFD restructuring charges were recorded in the second and fourth quarters of 2001, and the remaining restructuring charges were all recorded in the fourth quarter of 2001. The LFD restructuring plan that was initiated in the second quarter of 2001 was completed in the fourth quarter of 2002. The Life Insurance segment restructuring plan that was initiated in the fourth quarter of 2001 was completed in the fourth quarter of 2002.

The aggregate charges associated with all restructuring plans entered into during 2001 totaled $24.3 million after-tax ($37.4 million pre-tax) for the year ended December 31, 2001. The component elements of these aggregate pre-tax costs include employee severance and termination benefits of $12.2 million, write-off of impaired assets of $3.2 million and other exit costs of $22.0 million primarily related to the termination of equipment leases ($1.4 million) and rent on abandoned office space ($19.5 million). Actual pre-tax costs totaling $1.3 million were expended or written-off and 30 positions were eliminated under the Syracuse restructuring plan. The total amount expended for this plan exceeded the original restructuring reserve by $0.3 million. Actual pre-tax costs totaling $1.8 million were expended or written-off and 26 positions were eliminated under the second quarter of 2001 LFD restructuring plan. The amount expended for this plan was equal to the original reserve. Actual pre-tax costs totaling $2.3 million were expended or written-off and 36 positions were eliminated under the fourth quarter of 2001 Life Insurance segment restructuring plan. The amount expended for this plan was in excess of the original reserve by less than $0.1 million. In addition, $0.1 million of excess reserve on the Schaumburg, Illinois restructuring plan was released during the second quarter of 2002 and $1.5 million of excess reserve on the Fort Wayne restructuring plan was released during the third quarter of 2002. The release of the reserve on the Fort Wayne restructuring plan was due to LNL's purchase and ultimate sale of the vacant building on terms that were favorable to what was included in the original restructuring plan for rent on this abandoned office space. The following table provides information about the remaining 2001 restructuring plans.

                                                       Schaumburg  LFD Plan --  Fort Wayne
                                                          Plan     4th Quarter  Operations  Total
                                                      ------------ ----------- ------------ -----
                                                                     (in millions)
                                                      -------------------------------------------
Employee severance and termination benefits.......... $        3.2 $      3.8  $        0.3 $ 7.3
Write-off of impaired assets.........................           --         --           3.2   3.2
Other costs:
Termination of equipment leases......................           --         --           1.4   1.4
Rent on abandoned office space.......................          0.9         --          19.5  20.4
                                                      ------------ ----------  ------------ -----
Total 2001 Restructuring Charges (pre-tax)........... $        4.1 $      3.8  $       24.4 $32.3
Amounts expended and written off through 2001........          2.4        1.2            --   3.6
                                                      ------------ ----------  ------------ -----
Restructuring reserve at December 31, 2001...........          1.7        2.6          24.4  28.7
Amounts expended in 2002.............................          1.3        2.6          22.3  26.2
Amounts reversed in 2002.............................          0.1         --           1.5   1.6
                                                      ------------ ----------  ------------ -----
Restructuring reserve at December 31, 2002...........          0.3          *           0.6   0.9
Amounts expended in 2003.............................          0.1          *           0.5   0.6
                                                      ------------ ----------  ------------ -----
Restructuring reserve at December 31, 2003........... $        0.2 $       --  $        0.1 $ 0.3
                                                      ============ ==========  ============ =====
Positions to be eliminated under original plan.......           27         63             9    99
Actual positions eliminated through December 31, 2003           26         62            19   107
Expected completion date.............................  1st Quarter  Completed   2nd Quarter
                                                              2004       2003          2004

--------
* Amount is less than $0.1 million.

The Lincoln National Life Insurance Company

2002 Restructuring Plan
During the second quarter of 2002, Lincoln Retirement completed a review of its entire internal information technology organization. As a result of that review, Lincoln Retirement decided in the second quarter of 2002 to reorganize its IT organization in order to better align the activities and functions conducted within its own organization and its IT service providers. This change was made in order to focus Lincoln Retirement on its goal of achieving a common administrative platform for its annuities products, to better position the organization and its service providers to respond to changing market conditions, and to reduce overall costs in response to increased competitive pressures. The following table provides information about this restructuring plan.

                                                               Lincoln
                                                             Retirement
                                                            -------------
                                                            (in millions)
                                                            -------------
      Employee severance and termination benefits..........          $1.6
                                                            =============
      2002 Restructuring Charge (pre-tax)..................           1.6
      Amounts expended in 2002.............................           0.9
                                                            -------------
        Restructuring reserve at December 31, 2002.........           0.7
      Amounts expended in 2003.............................           0.7
                                                            -------------
        Restructuring reserve at December 31, 2003.........          $ --
                                                            =============
      Positions to be eliminated under original plan.......            49
      Actual positions eliminated through December 31, 2003            49
                                                            Completed 3rd
                                                             Quarter 2003

2003 Restructuring Plan
In January 2003, the Life Insurance segment announced that it was realigning its operations in Hartford, Connecticut and Schaumburg, Illinois to enhance productivity, efficiency and scalability while positioning the segment for future growth. In February 2003, Lincoln Retirement announced plans to consolidate its fixed annuity operations in Schaumburg, Illinois into Fort Wayne, Indiana. In June 2003, LNL announced that it was combining its retirement and life insurance businesses into a single operating unit focused on providing wealth accumulation and protection, income distribution and wealth transfer products. The realigned organization is expected to significantly reduce operating expenses while positioning LNL for future growth and to take advantage of the recent market recovery. In August 2003, LNL announced additional realignment activities, which impact all of LNL's domestic operations. The following table provides information about the 2003 restructuring plans.

                                                                             Life         Fixed
                                                                          Insurance      Annuity    Realignment
                                                                         Realignment  Consolidation    June/
                                                                         January 2003 February 2003 August 2003  Total
                                                                         ------------ ------------- ------------ ------
                                                                                         (in millions)
                                                                         ----------------------------------------------
Total expected charges as December 31, 2003............................. $       21.0 $        5.0  $       81.0 $107.0
                                                                         ============ ============  ============ ======
Amounts incurred through December 31, 2003
Employee severance and termination benefits............................. $        7.0 $        1.8  $       20.3 $ 29.1
Write-off of impaired assets............................................          1.9           --           1.9    3.8
Other costs:
Rent on abandoned office space..........................................          6.0          2.2            --    8.2
Other...................................................................          2.8          0.2           1.4    4.4
                                                                         ------------ ------------  ------------ ------
Total 2003 Restructuring Charges (pre-tax)..............................         17.7          4.2          23.6   45.5
Amounts expended........................................................         16.3          3.6          12.1   32.0
                                                                         ------------ ------------  ------------ ------
Restructuring reserve at December 31, 2003.............................. $        1.4 $        0.6  $       11.5 $ 13.5
                                                                         ============ ============  ============ ======
Additional amounts expended that do not qualify as restructuring charges $        2.0 $        0.5  $        4.7 $  7.2
Expense savings realized in 2003 (pre-tax)..............................         20.0          3.0           4.4   27.4
Total expected annual expense savings (pre-tax)......................... $       20.0 $        6.4  $       86.6 $113.0
                                                                         ============ ============  ============ ======
Expected completion date                                                  2nd Quarter  2nd Quarter   1st Quarter
                                                                                 2006         2006          2006

Pre-tax restructuring charges for the June/August realignment activities for the year ended December 31, 2003 were reported in the following segments:
Retirement ($16.0 million), Life Insurance ($1.7 million) and Other Operations ($5.9 million).

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
13. Transactions with Affiliates


Cash and short-term investments at December 31, 2003 and 2002 include LNL's participation in a cash management agreement with LNC of $301.3 million and $257.2 million, respectively. Related investment income amounted to $3.3 million, $5.1 million and $15.1 million in 2003, 2002 and 2001, respectively. Short-term debt of $41.9 million and $103.7 million at December 31, 2003 and 2002, respectively, represents notes payable to LNC. Total interest expense for this short-term debt was $1.3 million, $1.3 million and $2.6 million in 2003, 2002 and 2001, respectively. As shown in Note 5, LNC supplied funding to LNL totaling $1.250 billion in exchange for surplus notes. The interest expense on these surplus notes was $78.0 million per year in 2003, 2002 and 2001.

A transfer pricing arrangement is in place between LFD and Delaware Management Holdings, Inc. ("DMH") related to the wholesaling of DMH's investment products. As a result, LNL received fees of $17.7 million, $16.3 million, and $12.7 million from DMH for transfer pricing in 2003, 2002, and 2001.

LNL paid fees paid of $76.2 million, $95.3 million and $98.3 million to DMH for investment management services in 2003, 2002 and 2001, respectively.

LNL provides services to and receives services from affiliated companies plus it receives an allocation of corporate overhead from LNC. This allocation is based on a calculation that utilizes income and equity of the business units. These activities with affiliated companies resulted in net payments of $77.0 million, $79.7 million and $65.2 million in 2003, 2002 and 2001, respectively.

LNL cedes and accepts reinsurance from affiliated companies. Prior to the third quarter of 2003, no new reinsurance transactions had been executed between LNL and its affiliates since the sale of the reinsurance operations to Swiss Re. Those reinsurance deals between LNL and affiliates that were in place at the time of the sale continue to be in place as of December 31, 2003. Effective July 1, 2003, LNL entered into an Automatic Indemnity Reinsurance Agreement with Lincoln National Reinsurance Company (Barbados) Limited ("LNR Barbados"). Under this agreement, LNL has ceded certain Guaranteed Benefit risks (including certain GMDB and GMWB benefits) to LNR Barbados. During the fourth quarter of 2003, LNL entered into an additional arrangement with LNR Barbados relating to certain risks for certain UL policies, which resulted from recent actuarial reserving guidelines. As of December 31, 2003 and 2002, all of these transactions are between LNL and LNR Barbados and LNL and Lincoln Assurance Limited. As of December 31, 2001, there were also reinsurance transactions in place between LNL and Lincoln Ireland. LNC's investment in Lincoln Ireland was put to Swiss
Re in May 2002. Premiums in the accompanying statements of income include premiums on insurance business accepted under reinsurance contracts and exclude premiums ceded to other affiliated companies, as follows:

                                       Year Ended December 31
                                        2003     2002   2001
                                       ------   ------ ------
                                          (in millions)
                                       --------------------
                     Insurance assumed $   --   $   -- $  0.6
                     Insurance ceded..  158.0    100.4  145.9

The balance sheets include reinsurance balances with affiliated companies as follows:

                                                        December 31
                                                        2003   2002
                                                       ------ ------
                                                       (in millions)
                                                       -------------
            Future policy benefits and claims
             assumed.................................. $  4.6 $  4.1
            Future policy benefits and claims ceded...  862.5  865.8
            Amounts recoverable from reinsurers on
             paid and unpaid losses...................   95.2   99.4
            Reinsurance payable on paid losses........    7.0    5.7
            Funds held under reinsurance treaties--net
             liability................................  727.9  735.5

Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, LNL holds assets from the reinsurer, including funds held under reinsurance treaties, and is the beneficiary on letters of credit aggregating $490.0 million and $140.2 million at December 31, 2003 and 2002, respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement. At December 31, 2003 and 2002, LNC had guaranteed $490.0 million and $140.2 million, respectively, of these letters of credit. At December 31, 2001, LNL had a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $101.6 million for statutory surplus relief received under financial reinsurance ceded agreements. As of December 31, 2003 and 2002, LNL did not have any statutory surplus relief transactions with affiliates.

Report of Ernst & Young LLP
Independent Auditors

Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying consolidated balance sheets of The Lincoln National Life Insurance Company as of December 31, 2003 and 2002, and the related consolidated statements of income, shareholder's equity and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Lincoln National Life Insurance Company at December 31, 2003 and 2002, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 2 to the consolidated financial statements, in 2003 the Company changed its method of accounting for stock compensation costs, certain reinsurance arrangements and costs associated with exit or disposal activities. Also, as discussed in Note 2 to the consolidated financial statements, in 2002 the Company changed its method of accounting for goodwill and its related amortization, and in 2001 the Corporation changed its method of accounting for derivative instruments and hedging activities as well as its method of accounting for impairment of certain investments.

/s/ Ernst & Young LLP
Philadelphia, Pennsylvania
February 6, 2004

PERFORMANCE DATA

Performance data may appear in sales literature or reports to owners or prospective buyers.

Past performance cannot guarantee comparable future results. Performance data reflects the time period shown on a rolling monthly basis and is based on Sub-Account level values adjusted for your policy's expenses.

Data reflects:
- an annual reduction for fund management fees and expenses, and
- a policy level mortality and expense charge applied on a daily equivalent basis, but
- no deductions for additional policy expenses (i.e., premium loads, administrative fees, and cost of insurance charges), which, if included, would have resulted in lower performance.

These charges and deductions can have a significant effect on policy values and benefits. Ask your financial representative for a personalized illustration reflecting these costs.

Sub-Account performance figures are historical and include change in share price, reinvestment of dividends and capital gains and are net of the asset management expenses that can be levied against the Sub-Account.

The Average Annual Returns in the table below are calculated in two ways, one for Money Market Sub-Account, one for all other Sub-Accounts. Both are according to methods prescribed by the SEC.

Money Market Sub-Account:

The Average Annual Return is the income generated by an investment in the Money Market Sub-Account over a seven-day period, annualized. The process of annualizing results when the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment.

The Money Market Sub-Account's return is determined by :

     a) calculating the change in unit value for the base period (the 7-day period ended December 31, of the previous year); then

     b) dividing this figure by the account value at the beginning of the period; then
     c) annualizing this result by the factor of 365/7.

Other Sub-Accounts:

The Average Annual Return for each period is determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula:

              P(1 + T)n = ERV

Where:  P = a hypothetical initial purchase payment of $1,000
        T = average annual total return for the period in question
        N = number of years
        ERV = ending redeemable value (as of the end of the period in question) of a hypothetical $1,000 purchase payment made at the beginning of the 1-year, 3-year, 5-year, or 10-year period in question (or fractional period thereof)

The formula assumes that:
        (1) all recurring fees have been charged to the policy owner's accounts; and
        (2) there will be a complete redemption upon the anniversary of the 1-year, 3-year, 5-year, or 10-year period in question.


In accordance with SEC guidelines, we report Sub-Account performance back to the first date that the fund became available, which could pre-date its inclusion in this product. Where the length of the performance reporting period exceeds the period for which the fund was available, Sub-Account performance will show an "N/A".

                                  PROSPECTUS 2

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

HOME OFFICE LOCATION:                          ADMINISTRATIVE OFFICE:
1300 SOUTH CLINTON STREET                      CLIENT SERVICE CENTER MVL1
P.O. BOX 1110                                  350 CHURCH STREET
FORT WAYNE, INDIANA 46802                      HARTFORD, CT 06103-1106
(800) 454-6265                                 (800) 444-2363


 A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY ON THE LIVES OF TWO INSUREDS


     This prospectus describes Lincoln SVUL-II, a flexible premium variable life insurance contract (the "policy"), offered by The Lincoln National Life Insurance Company ("Lincoln Life", " the Company", "we", "us", "our"). The policy provides for death benefits and policy values that may vary with the performance of the underlying investment options. Read this prospectus carefully to understand the policy being offered.

     You, the owner, may allocate net premiums to the variable Sub-Accounts of our Flexible Premium Variable Life Account R ("Separate Account"), or to the Fixed Account. Each Sub-Account invests in shares of a certain fund. The policy features the ELITE SERIES of funds (the "funds"), offered through the following fund families. Comprehensive information on the funds offered may be found in the funds prospectus which is furnished with this prospectus.

                       - AIM VARIABLE INSURANCE FUNDS


                       - ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

                       - AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.


                       - AMERICAN FUNDS INSURANCE SERIES

                       - DELAWARE VIP TRUST

                       - FIDELITY VARIABLE INSURANCE PRODUCTS

                       - FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

                       - JANUS ASPEN SERIES

                       - LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

                       - MFS(R) VARIABLE INSURANCE TRUST

                       - NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

                       - PUTNAM VARIABLE TRUST

                       - SCUDDER INVESTMENT VIT FUNDS

     Additional information on Lincoln Life, the Separate Account and this policy may be found in the Statement of Additional Information (the "SAI"). See the last page of this prospectus for information on how you may obtain the SAI.

TO BE VALID, THIS PROSPECTUS MUST HAVE THE CURRENT FUNDS' PROSPECTUSES WITH IT. KEEP ALL PROSPECTUSES FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

THIS POLICY MAY NOT BE AVAILABLE IN ALL STATES, AND THIS PROSPECTUS ONLY OFFERS THE POLICY FOR SALE IN JURISDICTIONS WHERE SUCH OFFER AND SALE ARE LAWFUL.


                          PROSPECTUS DATED: MAY 1, 2004

                                TABLE OF CONTENTS


CONTENTS                                        PAGE
--------                                        ----
POLICY SUMMARY                                     3
   Benefits of Your Policy                         3
   Risks of Your Policy                            3
   Charges and Fees                                4
LINCOLN LIFE, THE SEPARATE ACCOUNT AND
  THE GENERAL ACCOUNT                              7
   Principal Underwriter                           7
   Fund Participation Agreements                   7
   Distribution of the Policies and
    Compensation                                   8
   Funds                                           8
   Fund Withdrawal and Substitution               11
   Voting Rights                                  11
POLICY CHARGES AND FEES                           12
   Premium Load; Net Premium Payment              12
   Surrender Charges                              12
   Partial Surrender Fee                          13
   Fund Transfer Fee                              13
   Mortality and Expense Risk Charge              13
   Cost of Insurance Charge                       13
   Administrative Fee                             14
   Policy Loan Interest                           14
   Rider Charges                                  14
YOUR INSURANCE POLICY                             14
   Application                                    15
   Owner                                          16
   Right to Examine Period                        16
   Initial Specified Amount                       16
   Transfers                                      16
   Limits on Frequent Transfers                   17
   Optional Sub-Account Allocation Programs       17
   Riders                                         18
   Continuation of Coverage                       19
   Termination of Coverage                        19
   State Regulation                               19
PREMIUMS                                          19
   Allocation of Net Premium Payments             19
   Planned Premiums; Additional Premiums          20
   Policy Values                                  20
DEATH BENEFITS                                    21
   Death Benefit Options                          22
   Changes to Initial Specified Amount and
    Death Benefit Options                         22
   Death Benefit Proceeds                         23
POLICY SURRENDERS                                 24
   Partial Surrender                              24
POLICY LOANS                                      25
LAPSE AND REINSTATEMENT                           25
   No Lapse Provision                             26
   Reinstatement of a Lapsed Policy               28
TAX ISSUES                                        28
   Taxation of Life Insurance Contracts in
    General                                       28
   Policies Which Are MECs                        30
   Policies Which Are Not MECs                    30
   Last Survivor Contract                         31
   Other Considerations                           31
   Fair Value of Your Policy                      32
   Tax Status of Lincoln Life                     32
RESTRICTIONS ON FINANCIAL TRANSACTIONS            32
LEGAL PROCEEDINGS                                 33
FINANCIAL STATEMENTS                              33
CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION                          34

POLICY SUMMARY

     BENEFITS OF YOUR POLICY

     DEATH BENEFIT PROTECTION. The policy this prospectus describes is a variable life insurance policy which provides death benefit protection on the lives of two insureds. Upon the death of the first insured, the policy pays no death benefit. The policy will pay the death benefit only when the second insured has died. Variable life insurance is a flexible tool for financial and investment planning for persons needing death benefit protection. You should consider other forms of investments if you do not need death benefit protection, as there are additional costs and expenses in providing the insurance.

     TAX DEFERRED ACCUMULATION. Variable life insurance has significant tax advantages under current tax law. Policy values accumulate on a tax-deferred basis. A transfer of values from one Sub-Account to another within the policy currently generates no taxable gain or loss. Any investment income and realized capital gains within a Sub-Account or interest from the Fixed Account are automatically reinvested without being taxed to the policy owner.

     ACCESS TO YOUR POLICY VALUES. Variable life insurance offers access to policy values. You may borrow against your policy or surrender all or a portion of your policy. Your policy can support a variety of personal and business financial planning needs.

     FLEXIBILITY. The policy is a flexible premium variable life insurance policy in which flexible premium payments are permitted. You may select death benefit options, lapse protection coverage, and policy riders. You may increase or decrease the amount of death benefit. You are able to select, monitor, and change investment choices within your policy. With the wide variety of investment options available, it is possible to fine tune an investment mix to meet changing personal objectives or investment conditions. You should refer to each fund prospectus for comprehensive information on each fund. You may also use the Fixed Account to fund your policy.

     RISKS OF YOUR POLICY

     FLUCTUATING INVESTMENT PERFORMANCE. A Sub-Account is not guaranteed and will increase and decrease in value according to investment performance. Policy values in the Sub-Accounts are not guaranteed. If you put money into the Sub-Accounts, you assume all the investment risk on that money. A comprehensive discussion of each Sub-Account's objective and risk is found in each fund's prospectus. You should review these prospectuses before making your investment decision.

     UNSUITABLE FOR SHORT-TERM INVESTMENT. This policy is intended for long-term financial planning, and is unsuitable for short term goals. Your policy is not designed to serve as a vehicle for frequent trading.

     POLICY LAPSE. Sufficient premiums must be paid to keep a policy in force. There is a risk of lapse if premiums are too low in relation to the insurance amount and if investment results are less favorable than anticipated.

     DECREASING DEATH BENEFIT. Any outstanding policy loans and any amount that you have surrendered or withdrawn will reduce your policy's death benefit.


     ADVERSE CONSEQUENCES OF EARLY SURRENDER. There are surrender charges assessed if you surrender your policy within the first 15 policy years, and fees assessed for partial surrenders in all policy years. Full or partial surrenders may result in tax consequences. Depending on the amount of premium paid, or any reduction in specified amount, there may be little or no surrender value available. Partial surrenders may reduce the policy value and death benefit.


     ADVERSE TAX CONSEQUENCES. You should always consult a tax adviser about the application of federal and state tax rules to your individual situation. The federal income tax treatment of life insurance is complex and current tax treatment of life insurance may change. There are other federal tax consequences such as estate, gift and generation skipping transfer taxes, as well as state and local income, estate and inheritance tax consequences.

     CHARGES AND FEES

     This section describes the fees and expenses that you will pay when buying, owning and surrendering your policy. Refer to the "Policy Charges and Fees" section later in this prospectus for more information.

Table I describes the fees and expenses that you will pay at the time you purchase your policy, surrender your policy, or transfer invested amounts between Sub-Accounts.

                            TABLE I: TRANSACTION FEES


                                 WHEN CHARGE                   AMOUNT
        CHARGE                   IS DEDUCTED                  DEDUCTED
--------------------------------------------------------------------------------
Maximum sales charge     When you pay a premium.     8% of each premium
imposed on premiums                                  payment.(1)
(load) Surrender
Charge*

Surrender Charge*        Upon full surrender of
                         your policy (years 1-15).
  Minimum and                                        The surrender charge ranges
  Maximum Charge                                     from a minimum of $2.88 to
                                                     a maximum of $37.40 per
                                                     $1000 of specified amount.

  Charge for a                                       For a male, age 55,
  Representative Insured                             nonsmoker, and a female,
                                                     age 55, nonsmoker, in year
                                                     one, the maximum surrender
                                                     charge is $13.68 per $1000
                                                     of specified amount.

Partial Surrender Fee    When you take a partial     The lesser of $25 or 2% of
                         surrender of your policy.   the amount surrendered.

Fund Transfer Fee        Applied to any transfer     $25
                         request in excess of 12
                         made during any policy
                         year.

Estate Tax Repeal        One-time charge at issue    $250
Rider (optional)         (if elected).



(1) 8% from each premium payment during the first 15 policy years and 5% thereafter.

Table II describes the fees and expenses that you will pay periodically during the time that you own your policy, not including the fund operating expenses shown in Table III.

          TABLE II: PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES


                                 WHEN CHARGE                   AMOUNT
        CHARGE                   IS DEDUCTED                  DEDUCTED
--------------------------------------------------------------------------------
Cost of Insurance*       Monthly                     The monthly cost of
  Minimum and                                        insurance rates for
  Maximum Charge                                     standard issue individuals
                                                     ranges from a guaranteed
                                                     minimum of $0.00 per $1000
                                                     per month to a guaranteed
                                                     maximum of $83.33 per $1000
                                                     per month of net amount at
                                                     risk.

                                                     Individuals with a higher
                                                     mortality risk than
                                                     standard issue individuals
                                                     can be charged from 125% to
                                                     800% of the standard rate.

  Charge for a                                       For a male, age 55,
  Representative Insured                             nonsmoker, and a female,
                                                     age 55, nonsmoker, the
                                                     guaranteed maximum
                                                     monthly cost of insurance
                                                     rate is $0.02 per $1000
                                                     of net amount at risk in
                                                     the year of policy issue.

Mortality and Expense    Daily (at the end of each   Daily charge as a
Risk Charge ("M&E")      valuation day).             percentage of the value
                                                     of the Separate Account,
                                                     guaranteed at an effective
                                                     annual rate of 0.80% in all
                                                     policy years.

Administrative Fee*      Monthly                     A flat fee of $10 per
  Minimum and                                        month in all years. For
  Maximum Charge                                     the first 120 months from
                                                     issue date or increase in
                                                     specified amount, there
                                                     is an additional charge.
                                                     The monthly charge ranges
                                                     from a minimum of $0.06
                                                     per $1000 of initial
                                                     specified amount or
                                                     increase in specified
                                                     amount to a maximum of
                                                     $0.15 per $1000 of
                                                     initial specified amount
                                                     or increase in specified
                                                     amount.

  Charge for a                                       For a male, age 55,
  Representative Insured                             nonsmoker, and a female,
                                                     age 55, nonsmoker, the
                                                     maximum additional
                                                     monthly charge is $0.14
                                                     per $1000 of initial
                                                     specified amount or
                                                     increase in specified
                                                     amount.

Policy Loan Interest     Annually                    8% annually of the amount
                                                     held in the loan account.



*These charges and costs vary based on individual characteristics. The charges and costs shown in the tables may not be representative of the charges and costs that a particular policy owner will pay. You may obtain more information about the particular charges, cost of insurance, and the cost of certain riders that would apply to you by requesting a personalized policy illustration from your financial adviser.

Table III shows the annual fund fees and expenses that are deducted daily from your Sub-Account values, on a pro rata basis. The table shows the minimum and maximum total operating expenses charged by the funds that you may pay during the time you own your policy. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

These fees and expenses may change at any time.

                 TABLE III: TOTAL ANNUAL FUND OPERATING EXPENSES
                  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


  TOTAL ANNUAL OPERATING EXPENSE                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------
Total Management fees,                              0.30%             1.59%(2)
distribution and/or service
(12b-1) fees, and other expenses.



(2) Funds may offer waivers and reductions to lower their fees. Currently such waivers and reductions range from 0.00% to 0.79%. These waivers and reductions generally extend through April 30, 2005 but may be terminated at any time by the fund. Refer to the funds prospectus for specific information on any waivers or reductions in effect.

LINCOLN LIFE, THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT

     The Lincoln National Life Insurance Company (Lincoln Life) (EIN 35-0472300), organized in 1905, is an Indiana-domiciled insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies.


     Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) and 403(b) plans, 529 college savings plans, mutual funds, managed accounts, institutional investment and financial planning and advisory services.


     Lincoln Life Flexible Premium Variable Life Account R (Separate Account) is a separate account of the Company which was established on December 2, 1997. The investment performance of assets in the Separate Account is kept separate from that of the Company's General Account. Separate Account assets attributable to the policies are not charged with the general liabilities of the Company. Separate Account income, gains and losses are credited to or charged against the Separate Account without regard to the Company's other income, gains or losses. The Separate Account's values and investment performance are not guaranteed. It is registered with the Securities and Exchange Commission (the "Commission") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and meets the definition of "separate account." Any changes in the investment policy of the Separate Account must be approved by the Indiana Insurance Department.

     Your policy may also be funded in whole or in part through the Fixed Account. In the Fixed Account, your principal is guaranteed. Fixed Account assets are general assets of the Company, and are held in the Company's General Account.


     PRINCIPAL UNDERWRITER

     Lincoln Life is the principal underwriter for the policies, which are offered continuously. The principal underwriter has overall responsibility for establishing a selling plan for the policies. Lincoln Life received $5,179,821 in 2003, $13,188,508 in 2002, and $23,616,808 in 2001 for the
     sale of policies offered through the Separate Account. Lincoln Life retains no underwriting commissions from the sale of the policies.

     FUND PARTICIPATION AGREEMENTS

     In order to make the funds available, Lincoln Life has entered into agreements with the trusts or corporations and their advisers or distributors. In some of these agreements, we must perform certain administrative services for the fund advisers or distributors. For these administrative functions, we may be compensated by the fund at annual rates of between .10% and .37% of the assets attributable to the policies. The compensation may come from 12b-1 fees, or be paid by the advisers or distributors. The funds offered by the following trusts or corporations make payments to Lincoln Life under their distribution plans in consideration of the administrative functions Lincoln Life performs:
     American Funds Insurance Series, Fidelity Variable Insurance Products, Janus Aspen Series, and Putnam Variable Trust.

     DISTRIBUTION OF THE POLICIES AND COMPENSATION

     The policy may be sold by individuals who, in addition to being appointed as life insurance agents for the Company, are also registered representatives with broker-dealers who maintain selling agreements with us. Included among these broker-dealers are Lincoln Financial Advisors Corporation and Lincoln Financial Distributors, Inc., both of whom are our affiliates. Registered representatives may receive commission and service fees up to 60% of first year premium, plus up to 5% of all other premiums paid. In lieu of premium-based commission, we may pay equivalent amounts over time, based on accumulation value. Registered representatives are also eligible for cash bonuses and "non cash compensation." The latter [as defined in NASD conduct Rule 2820] includes such things as office space, computers, club credit, prizes, awards, training and education meetings.

     Additionally, the broker-dealer may receive compensation on the first year premium and all additional premiums and/or reimbursements for portions of policy sales expenses. In some situations, the broker-dealer may elect to share their commission or expense reimbursement allowance with the registered representative. Depending on the particular selling arrangements, there may be others whom we compensate for distribution activities. For example, we may compensate certain "wholesalers," who control access to certain selling offices, for access to those offices. All compensation is paid from our resources, which include fees and charges imposed on your policy.

     We do not anticipate that the surrender charge, together with the portion of the premium load attributable to sales expense, will cover all sales and administrative expenses which we will incur in connection with your policy. Any such shortfall would be available for recovery from the Company's General Account, which supports insurance and annuity obligations.


     FUNDS

     The variable investment options in the policy are Sub-Accounts of the Separate Account. All amounts allocated or transferred to a Sub-Account are used to purchase shares of the appropriate fund. You do not invest directly in these funds. The investment performance of each Sub-Account will reflect the investment performance of the appropriate fund.

     A given fund may have an investment objective and principal investment strategy similar to those for another fund managed by the same investment adviser or subadviser. However, because of timing of investments and other variables, there will be no correlation between the two investments. Even though the management strategy and the objectives of the funds are similar, the investment results may vary.

     Several of the funds may invest in non-investment grade, high-yield, and high-risk debt securities (commonly referred to as "junk bonds"), as detailed in the individual fund prospectus.

     There is no assurance that the investment objective of any of the funds will be met. You assume all of the investment performance risk for the Sub-Accounts you select. The amount of risk varies significantly among the Sub-Accounts. You should read each fund's prospectus carefully before making investment choices.

     Additional funds may be made available as underlying investments. The right to select among funds will be limited by the terms and conditions imposed by the Company.

     The funds and their investment advisers/subadvisers and objectives are listed below. Comprehensive information on each fund, its objectives and past performance may be found in each fund prospectus.


     AIM VARIABLE INSURANCE FUNDS, advised by A I M Advisors, Inc.

          AIM V. I. GROWTH FUND (SERIES I SHARES): Capital appreciation.
          THIS FUND WILL BE AVAILABLE ONLY TO EXISTING POLICY OWNERS AS OF MAY 10, 2004. CONSULT YOUR FINANCIAL ADVISER.

          AIM V. I. INTERNATIONAL GROWTH FUND (SERIES I SHARES): Long-term growth.
          THIS FUND WILL BE AVAILABLE ONLY TO EXISTING POLICY OWNERS AS OF MAY 10, 2004. CONSULT YOUR FINANCIAL ADVISER.

          AIM V. I. PREMIER EQUITY FUND (SERIES I SHARES): Long-term growth. THIS FUND WILL BE AVAILABLE ONLY TO EXISTING POLICY OWNERS AS OF MAY 10, 2004. CONSULT YOUR FINANCIAL ADVISER.

     ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC., advised by Alliance Capital Management, L.P.

          ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO (CLASS A): Growth and income.

          ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO (CLASS A): Maximum capital appreciation.

          ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO (CLASS A): Long-term growth.

          ALLIANCEBERNSTEIN TECHNOLOGY PORTFOLIO (CLASS A): Maximum capital appreciation.

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., advised by American Century Investment Management, Inc.

          INFLATION PROTECTION FUND (CLASS I): Inflation protection.
          THIS FUND WILL BE AVAILABLE AS OF MAY 10, 2004. CONSULT YOUR FINANCIAL ADVISER.

     AMERICAN FUNDS INSURANCE SERIES, advised by Capital Research and Management Company

          GLOBAL GROWTH FUND (CLASS 2): Long-term growth.
          THIS FUND WILL BE AVAILABLE AS OF MAY 10, 2004. CONSULT YOUR FINANCIAL ADVISER.

          GLOBAL SMALL CAPITALIZATION FUND (CLASS 2): Long-term growth.

          GROWTH FUND (CLASS 2): Long-term growth.

          GROWTH-INCOME FUND (CLASS 2): Growth and income.

          INTERNATIONAL FUND (CLASS 2): Long-term growth.

     DELAWARE VIP TRUST, advised by Delaware International Advisers, Ltd. for the Emerging Markets Series, and Delaware Management Company for all of the other Series, with Delaware International Advisers, Ltd. subadvising the Diversified Income Series

          DIVERSIFIED INCOME SERIES (STANDARD CLASS): Total return.
          THIS FUND WILL BE AVAILABLE AS OF MAY 10, 2004. CONSULT YOUR FINANCIAL ADVISER.

          EMERGING MARKETS SERIES (STANDARD CLASS): Capital appreciation.
          THIS FUND WILL BE AVAILABLE AS OF MAY 10, 2004. CONSULT YOUR FINANCIAL ADVISER.

          HIGH YIELD SERIES (STANDARD CLASS): Total return.

          LARGE CAP VALUE SERIES (STANDARD CLASS): Growth and income.

          REIT SERIES (STANDARD CLASS): Total return.

          SMALL CAP VALUE SERIES (STANDARD CLASS): Capital appreciation.

          TREND SERIES (STANDARD CLASS): Capital appreciation.

          U. S. GROWTH SERIES (STANDARD CLASS): Capital appreciation.

     FIDELITY VARIABLE INSURANCE PRODUCTS, advised by Fidelity Management & Research Company

          CONTRAFUND PORTFOLIO (SERVICE CLASS): Long-term capital appreciation.

          EQUITY-INCOME PORTFOLIO (SERVICE CLASS): Reasonable income.

          GROWTH PORTFOLIO (SERVICE CLASS): Capital appreciation.

          OVERSEAS PORTFOLIO (SERVICE CLASS): Long-term growth.

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, advised by Franklin Advisers, Inc. for the Franklin Small Cap Fund, and by Templeton Global Advisors Limited, with Templeton Asset Management Ltd subadvising, for the Templeton Growth Securities Fund

          FRANKLIN SMALL CAP FUND (CLASS 1): Long-term growth.

          TEMPLETON GROWTH SECURITIES FUND (CLASS 2): Long-term growth.

     JANUS ASPEN SERIES, advised by Janus Capital Management LLC

          BALANCED PORTFOLIO (INSTITUTIONAL SHARES): Long-term growth and current income.

          MID CAP GROWTH PORTFOLIO (SERVICE SHARES): Long-term growth.

          WORLDWIDE GROWTH PORTFOLIO (INSTITUTIONAL SHARES): Long-term growth. THIS FUND WILL BE AVAILABLE ONLY TO EXISTING POLICY OWNERS AS OF MAY 10, 2004. CONSULT YOUR FINANCIAL ADVISER.

     LINCOLN VARIABLE INSURANCE PRODUCTS TRUST, advised by Delaware Management Company, with Delaware International Advisers, Ltd. subadvising the International Fund, Janus Capital Management LLC subadvising the Capital Appreciation Fund, T. Rowe Price Associates, Inc. subadvising the Aggressive Growth Fund, and UBS Global Asset Management (Americas) Inc. subadvising the Global Asset Allocation Fund

          AGGRESSIVE GROWTH FUND (STANDARD CLASS): Maximum capital appreciation.

          BOND FUND (STANDARD CLASS): Current income.

          CAPITAL APPRECIATION FUND (STANDARD CLASS): Long-term growth.

          GLOBAL ASSET ALLOCATION FUND (STANDARD CLASS): Total return.

          INTERNATIONAL FUND (STANDARD CLASS): Capital appreciation.

          MONEY MARKET FUND (STANDARD CLASS): Preservation of capital.

          SOCIAL AWARENESS FUND (STANDARD CLASS): Capital appreciation.

     MFS(R) VARIABLE INSURANCE TRUST, advised by Massachusetts Financial Services Company

          CAPITAL OPPORTUNITIES SERIES (INITIAL CLASS): Capital appreciation.

          EMERGING GROWTH SERIES (INITIAL CLASS): Long-term growth.

          TOTAL RETURN SERIES (INITIAL CLASS): Growth and income.

          UTILITIES SERIES (INITIAL CLASS): Growth and income.

     NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST, advised by Neuberger Berman Management Inc., and subadvised by Neuberger Berman, LLC

          MID-CAP GROWTH PORTFOLIO (I CLASS): Capital appreciation.

          REGENCY PORTFOLIO (I CLASS): Long-term growth.

     PUTNAM VARIABLE TRUST, advised by Putnam Investment Management, L.L.C.

          GROWTH & INCOME FUND (CLASS IB): Growth and income.
          THIS FUND WILL BE AVAILABLE ONLY TO EXISTING POLICY OWNERS AS OF MAY 10, 2004. CONSULT YOUR FINANCIAL ADVISER.

          HEALTH SCIENCES FUND (CLASS IB): Capital appreciation.
          THIS FUND WILL BE AVAILABLE ONLY TO EXISTING POLICY OWNERS AS OF MAY 10, 2004. CONSULT YOUR FINANCIAL ADVISER.

     SCUDDER INVESTMENT VIT FUNDS, advised by Deutsche Asset Management, Inc. and subadvised by Northern Trust Investments, Inc.

          EAFE(R) EQUITY INDEX FUND (CLASS A): Capital appreciation.

          EQUITY 500 INDEX FUND (CLASS A): Capital appreciation.

          SMALL CAP INDEX FUND (CLASS A): Capital appreciation.


     FUND WITHDRAWAL AND SUBSTITUTION

     Lincoln Life may withdraw funds and substitute shares of other funds if:

     1) the shares of any fund should no longer be available for investment by the Separate Account; or
     2) in our judgment, further investment in such shares ceases to be appropriate in view of the purpose of the Separate Account, legal, regulatory or federal income tax restrictions, or for any other reason.

     We will obtain any necessary regulatory or other approvals prior to such a change. We will endorse your policy as required to reflect any withdrawal or substitutions. Substitute funds may have higher charges than the funds being replaced.

     VOTING RIGHTS

     The funds do not hold regularly scheduled shareholder meetings. When a fund holds a special meeting for the purpose of approving changes in the ownership or operation of the fund, the Company is entitled to vote the shares of our Sub-Account invested in that fund. Under our current interpretation of applicable law, you may instruct us how to vote those shares.

     We will notify you when your instructions are needed and will provide information from the fund about the matters requiring the special meeting. We will calculate the number of votes for which you may instruct us based on the amount you have allocated to that Sub-Account, and the value of a share of the corresponding fund, as of a date chosen by the fund (record date). If we receive instructions from you, we will follow those instructions in voting the shares attributable to your policy. If we do not receive instructions from you, we will vote the shares attributable to your policy in the same proportion as we vote other shares based on instructions received from other policy owners.

POLICY CHARGES AND FEES

     Policy charges and fees compensate us for providing your insurance benefit, administering your policy, assuming risks associated with your policy, and incurring sales related expenses. We may profit from any of these charges, and we may use this profit for any purpose, including covering shortfalls from other charges.

     In addition to policy charges, the investment adviser for each of the funds deducts a daily charge as a percent of the value in each fund as an asset management charge. The charge reflects asset management fees of the investment adviser, and other expenses incurred by the funds (including 12b-1 fees for Class 2 shares and other expenses). Values in the Sub-Accounts are reduced by these charges. Future fund expenses may vary. Detailed information about charges and expenses is contained in each fund's prospectus.

     The monthly deductions, including the cost of insurance charges, may be deducted in two ways:

     1) Proportionately from the net accumulation value of each underlying investment option subject to the charge.
     2) From the net accumulation value of specific funds which you have designated.

     If you have selected designated funds, and in a given month there is not sufficient value in those funds to cover the monthly deduction, we will take the remaining monthly deduction pro rata from the rest of the funds in your policy that have value.

     If you have not selected designated funds, the monthly deductions will be taken pro rata from all of the funds in your policy that have value.

     The monthly deductions are made on the "monthly anniversary day," the date of issue and the same day of each month thereafter. If the day that would otherwise be a monthly anniversary day is non-existent for that month, or is not a valuation day, then the monthly anniversary day is the next valuation day. You may select or change designated funds at any time prior to a monthly anniversary day by contacting our Administrative Office.

     If the value is insufficient to cover the current monthly deduction, you have a 61-day grace period to make a payment sufficient to cover that deduction.

     PREMIUM LOAD; NET PREMIUM PAYMENT

     We deduct a maximum charge of 8% of each premium payment during the first 15 policy years and a maximum of 5% thereafter. This amount, referred to as "premium load," covers certain policy-related state and federal tax liabilities. It also covers a portion of the sales expenses incurred by the Company. The premium payment, net of the premium load, is called the "net premium payment."

     SURRENDER CHARGES

     A surrender charge may apply if the policy is totally surrendered. The surrender charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. A schedule of surrender charges is included in each policy.

     The surrender charge varies by age of the insureds, the number of years since the date of issue or the date of an increase in specified amount, and the specified amount. The surrender charge will never exceed $37.40 per $1,000 of specified amount. The duration of the surrender charge is 15 years for full surrenders. A personalized schedule of surrender charges is included in each policy. You may obtain more information about the surrender charges that would apply to your policy by requesting a personalized illustration from your insurance representative.

     Surrender charges are assessed by withdrawing value from the Sub-Accounts and the Fixed Account proportionately. The surrender charge will not exceed the policy value. All surrender charges decline to zero within 15 years following policy issue, or any increase in specified amount.

     If you increase the specified amount, a new surrender charge will be applicable to each increase. This charge is in addition to any surrender charge on the existing specified amount. Upon an increase in specified amount, we will send you supplemental policy specifications reflecting the maximum additional surrender charge.

     If you decrease your specified amount while the surrender charge still applies, the surrender charge will remain the same.

     If your policy includes the Estate Tax Repeal Rider, and if you satisfy its special conditions, you will have a one-time right to cancel your policy without being subject to surrender charges. This is a limited benefit and is subject to our specific definition of Estate Tax Repeal.

     Any surrender may have tax implications. Consult your financial adviser before initiating a surrender.

     PARTIAL SURRENDER FEE

     No surrender charge is imposed on a partial surrender, but an administrative fee of 2% of the amount withdrawn, not to exceed $25, is imposed. This fee is allocated pro rata among the Sub-Accounts and the Fixed Account from which the partial surrender proceeds are taken.

     FUND TRANSFER FEE

     For each transfer request in excess of 12 made during any policy year, we will charge you an administrative fee of $25. This fee is currently being waived, but we reserve the right to charge it.

     MORTALITY AND EXPENSE RISK CHARGE

     We assess a daily mortality and expense risk charge as a percentage of the value of the Sub-Accounts. The mortality risk assumed is that the insureds may live for a shorter period than we originally estimated. The expense risk assumed is that our expenses incurred in issuing and administering the policies will be greater than we originally estimated. The current charge is guaranteed at an effective annual rate of 0.80% in all policy years.

     COST OF INSURANCE CHARGE

     A significant cost of variable life insurance is the "cost of insurance" charge. This charge is the portion of the monthly deduction designed to compensate the Company for the anticipated cost of paying death benefits in excess of the policy value. It is determined based on our expectation of future mortality, investment earnings, persistency and expenses (including taxes).

     The cost of insurance charge depends on the policy duration, the age, underwriting category and gender (in accordance with state law) of the insureds, and the current net amount at risk. The net amount at risk is the death benefit minus the greater of zero or the policy value, and may vary with investment performance, premium payment patterns, and charges. The rate on which the monthly deduction for the cost of insurance is based will generally increase each policy year as the insureds age. Cost of insurance rates are generally lower for healthy individuals.

     The cost of insurance is determined monthly by dividing the death benefit at the beginning of the policy month by 1 plus .0032737 (the monthly equivalent of an effective annual rate of 4%), subtracting the value at the beginning of the policy month, and multiplying the result (the "net amount at risk") by the applicable cost of insurance rate as determined by the Company.

     The current cost of insurance charge may be less than the guaranteed cost of insurance charge, but it will never exceed the maximum cost of insurance charge. A schedule of guaranteed maximum cost of insurance rates is part of your policy.

     ADMINISTRATIVE FEE

     There is a flat monthly deduction of $10. This fee compensates the Company for administrative expenses associated with policy issue and ongoing policy maintenance including premium billing and collection, policy value calculation, confirmations, periodic reports and other similar matters.


     For the first 120 months from issue date or increase in specified amount, there is an additional charge which will never exceed $0.15 per $1,000 of initial specified amount or increase in specified amount. The charge is based on the younger insured's age and the specified amount. If an increase occurs, the younger insured's current insurance age will be the issue age for the new coverage.


     POLICY LOAN INTEREST

     If you borrow against your policy, interest will be charged to the Loan Account value. The annual effective interest rate is 8%. We currently credit 7% interest on the Loan Account value in policy years 1-10 and 8% thereafter. We guarantee the interest credited will never be less than 6% in policy years 1-10 and 7% thereafter.

     RIDER CHARGES

     Estate Tax Repeal Rider. There is a $250 one-time charge at issue for this rider.

YOUR INSURANCE POLICY

     Your policy is a life insurance contract that provides for a death benefit payable upon the death of the second insured. The policy and the application constitute the entire contract between you and Lincoln Life.

     We may add, change or eliminate any funds that the Separate Account or the Sub-Accounts invest in, subject to state and federal laws and regulations. We may substitute a new fund for one that is no longer available for investment, or is no longer suitable for the policy. We will obtain any required approvals from policy owners, the SEC, and state insurance regulators before substituting any funds.

     We may choose to add or remove Sub-Accounts as investment options under the policies, based on marketing needs or investment conditions. If we change any Sub-Accounts or substitute any funds, we will make appropriate endorsements to the policies.

     If we obtain appropriate approvals from policy owners and securities regulators, we may:

     -  change the investment objective of the Separate Account

     - operate the Separate Account as a management investment company, unit investment trust, or any other form permitted under applicable securities laws

     -  deregister the Separate Account

     -  combine the Separate Account with another separate account

     We will notify you of any change that is made.


     The policy includes policy specifications pages, with supporting schedules. These pages and schedules provide important information about your policy such as: the identity of the insureds and owner; date of issue; the initial specified amount; the death benefit option selected; issue ages; named beneficiary; initial premium payment; surrender charges; expense charges and fees; guaranteed maximum cost of insurance rates; and No Lapse premium (if elected).


     When your policy is delivered to you, you should review it promptly to confirm that it reflects the information you provided in your application. If not, please notify us immediately.

     The policy is nonparticipating. This means that no dividends are payable to you. In addition, your policy does not share in the profits or surplus earnings of the Company.

     Before purchasing the policy to replace, or to be funded with proceeds from an existing life insurance policy or annuity, make sure you understand the potential impact. The insureds will need to prove current insurability and there may be a new contestable period for the new policy. The death benefit and policy values may be less for some period of time in the new policy.

     The date of issue is the date on which we begin life insurance coverage. This is the date from which policy years, policy anniversary and ages are determined.

     Once your policy is in force, the effective date of payments and requests you send us is usually determined by the day and time we receive them.

     We allow telephone and other electronic transactions when you provide us authorization to do so. Contact our Administrative Office for information on permitted electronic transactions and authorization for electronic transactions.

     Any telephone or other electronic transmission, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience problems, you should send your request in writing to our Administrative Office.

     APPLICATION

     If you decide to purchase a policy, you must first complete an application. A completed application identifies the proposed insureds and provides sufficient information to permit us to begin underwriting risks in the policy. We require a medical history and examination of the proposed insureds. Based on our review of medical information about the proposed insureds, we may decline to provide insurance, or we may place the proposed insureds in a special underwriting category. The monthly cost of insurance charge deducted from the policy value after issue varies depending on the underwriting category, ages, and gender of the insureds.

     A policy may only be issued upon receipt of satisfactory evidence of insurability, and generally when each insured is at least age 18 and at most age 85. Age will be determined by the nearest birthday of each insured.

     OWNER

     The owner on the date of issue is designated in the policy specifications. You, as owner, will make the following choices:

     1) initial death benefit amount and death benefit option;
     2) optional No Lapse protection and riders;
     3) the amount and frequency of premium payments; and
     4) the amount of net premium payment to be placed in the selected Sub-Accounts or the Fixed Account.

     You are entitled to exercise rights and privileges of your policy as long as at least one of the insureds is living. These rights generally include the power to select the beneficiary, request policy loans, make partial surrenders, surrender the policy entirely, name a new owner, and assign the policy. You must inform us of any change in writing. We will record change of owner and beneficiary forms to be effective as of the date you sign them.

     RIGHT-TO-EXAMINE PERIOD

     You may return your policy to us for cancellation within 10 days after you receive it (or a greater number of days if required by your state). This is called the right-to-examine period. If the policy is returned for cancellation within the right-to-examine period, we will refund the full amount of any premium payments made. If a premium payment was made by check, there may be a delay until the check clears.

     Any net premium payments received by us within ten days of the date the policy was issued will be held in the Money Market Sub-Account. At the end of that period, it will be allocated to the Sub-Accounts and the Fixed Account, if applicable, which you designated in your application.

     INITIAL SPECIFIED AMOUNT

     You will select the initial specified amount of death benefit on the application. This may not be less than $250,000. This amount, in combination with a death benefit option, will determine the initial death benefit. The initial specified amount is shown on the policy specifications page.

     TRANSFERS

     You may make transfers among the Sub-Accounts and the Fixed Account, subject to certain provisions. You should carefully consider current market conditions and each fund's objective and investment policy before allocating money to the Sub-Accounts.

     You may not make transfers from the Fixed Account in the first policy year. The amount of all transfers from the Fixed Account in any other policy year may not exceed the greater of:

     1) 25% of the Fixed Account value as of the immediately preceding policy anniversary, or
     2) the total dollar amount transferred from the Fixed Account in the immediately preceding policy year.

     Up to 12 transfer requests (a request may involve more than a single transfer) may be made in any policy year without charge. We may limit transfers from the Fixed Account at any time.

     Requests for transfers must be made in writing, or electronically, if you have previously authorized telephone or other electronic transfers in writing.

     Any transfer among the Sub-Accounts or to the Fixed Account will result in the crediting and cancellation of accumulation units. This will be based on the accumulation unit values determined after our Administrative Office receives a request in writing or adequately authenticated electronic transfer request. Transfer and financial requests received in good order before 4:00 p.m. Eastern time on a business day will normally be effective that day.

     LIMITS ON FREQUENT TRANSFERS

     Your policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt the management of a fund; increase trading and transaction costs and raise expenses; disrupt planned investment strategies; force unplanned portfolio turnover and adversely affect fund performance through asset swings that decrease the fund's ability to provide maximum investment return to all policy owners. Accordingly, organizations and individuals that use market-timing investment strategies and make frequent transfers should not purchase this policy.


     We periodically monitor the frequency and dollar amounts of trades to identify market-timing activity. If we believe we have identified market-timing activity, we will restrict transfers. We reserve the right to restrict, in our discretion and without prior notice, transfers initiated by an individual, market-timing organization or other party authorized to give transfer instructions on behalf of multiple policy owners. Such restrictions include, but are not limited to:

     1) requiring that all transfer requests be made only through regular U.S. mail; and
     2) not accepting transfer instructions from an agent acting on behalf of more than one policy owner; and
     3) not accepting preauthorized transfer forms from market-timers or other entities acting on behalf of more than one policy owner at a time.

     We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine will disadvantage or potentially hurt the rights or interests of other policy owners or harm the funds. Transfer requests may be subject to additional terms and conditions imposed by the funds.

     We will notify you in writing if we have restricted or refused any of your transfer requests. We apply these limitations to all policy owners in a consistent manner.


     OPTIONAL SUB-ACCOUNT ALLOCATION PROGRAMS

     You may elect to participate in programs for dollar cost averaging or automatic rebalancing. There is currently no charge for these programs. You may participate in only one program at any time.

     DOLLAR COST AVERAGING systematically transfers specified dollar amounts from the Money Market Sub-Account. Transfer allocations may be made to one or more of the Sub-Accounts (not the Fixed Account) on a monthly or quarterly basis. These transfers do not count against the free transfers available. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, you may reduce exposure to market volatility. Dollar cost averaging will not assure a profit or protect against a declining market.


     If the owner elects Dollar Cost Averaging from either the Money Market Sub-Account or the Fixed Account the value in that account must be at least $1,000 initially. The minimum amount that may be allocated is $50 monthly.


     You may elect dollar cost averaging on your application, or contact our Administrative Office for information.

     Dollar cost averaging terminates automatically:

     (1) if the value of the Money Market Sub-Account is insufficient to complete the next transfer;
     (2) one week after our Administrative Office receives a request for termination in writing or by telephone, with adequate authentication;
     (3) if the number of designated transfers has been completed; or
     (4) if your policy is surrendered.

     AUTOMATIC REBALANCING periodically restores to a pre-determined level the percentage of policy value allocated to each Sub-Account. The Fixed Account is not subject to rebalancing. The pre-determined level is the allocation initially selected on the application, until changed by the owner. If automatic rebalancing is elected, all net premium payments allocated to the Sub-Accounts will be subject to automatic rebalancing.

     You may select automatic rebalancing on a quarterly, semi-annual or annual basis. Automatic rebalancing may be elected, terminated or the allocation may be changed at any time, by contacting our Administrative Office.

     RIDERS

     We may offer you riders to your policy from time to time. Riders may alter the benefits or charges in your policy, they may vary by state of issue, and their election may have tax consequences to you. Also, if you elect a particular rider, it may restrict the terms of your policy, or of other riders in force. Consult your financial and tax advisers before adding riders to, or deleting them from, your policy.

     ESTATE TAX REPEAL RIDER: If desired, you must select this rider when you initially apply for insurance. In the event of federal estate tax repeal as set forth in the Economic Growth and Tax Relief Reconciliation Act of 2001 (H.R. 1836) being extended, this rider allows you to cancel your policy for an amount equal to the surrender value of the policy plus the applicable surrender charge. There is a one-time $250 charge at issue for this rider.

     For purposes of this rider, estate tax repeal will be deemed to have occurred if federal legislation is enacted into law that extends the estate tax repeal provisions set forth in the Economic Growth and Tax Reconciliation Act of 2001 (H.R. 1836) at least two years beyond January 1, 2011. This new legislation must be in effect on January 1, 2010. The start date for this rider (the date that begins the 12-month "window" for you to exercise the rider) is the later of January 1, 2010, or the date in 2010 upon which legislation is enacted that triggers estate tax repeal, but no later than December 31, 2010.

     This rider terminates on the earliest of:

     1) one year from the start date;
     2) December 31, 2010, provided no Estate Tax Repeal, as defined above, has been enacted;
     3) the date you request termination of the rider;

     4) termination of your policy; or
     5) full surrender of your policy prior to the start date.

     If your policy lapses but is reinstated, the rider will likewise be reinstated, provided such reinstatement occurs before 1) or 2) above.

     CONTINUATION OF COVERAGE

     If at least one of the insureds is still living when the younger insured attains, or would have attained, age 100, and the policy has not been surrendered, the policy will remain in force until surrender or death of the second insured. There are certain changes that will take place:

     1) we will no longer accept premium payments;
     2) we will make no further deductions;
     3) policy values held in the Separate Account will be transferred to the Fixed Account; and
     4) we will no longer transfer amounts to the Sub-Accounts.

     TERMINATION OF COVERAGE

     All policy coverage terminates on the earliest of:

     1) surrender of the policy;
     2) death of the second insured; or
     3) failure to pay the necessary amount of premium to keep your policy in force.

     STATE REGULATION

     The state in which your policy is issued will govern whether or not certain features, riders, charges and fees will be allowed in your policy. You should refer to your policy for these state specific features.

PREMIUMS

     You may select and vary the frequency and the amount of premium payments and the allocation of net premium payments. After the initial premium payment is made there is no minimum premium required, except to maintain the No Lapse provision or to keep the policy in force. Premiums may be paid any time before the younger insured attains, or would have attained, age 100.

     The initial premium must be paid for policy coverage to be effective. This payment must be equal to or exceed the amount necessary to provide for two monthly deductions.

     ALLOCATION OF NET PREMIUM PAYMENTS

     Your net premium payment is the portion of a premium payment remaining, after deduction of the premium load. The net premium payment is available for allocation to the Sub-Accounts or the Fixed Account.

     You first designate the allocation of net premium payments among the Sub-Accounts and Fixed Account on the application. Subsequent net premium payments will be allocated on the same basis unless we are instructed otherwise, in writing. You may change the allocation of net premium payments among the Sub-Accounts and Fixed Account at any time. The amount of net premium payments allocated to the Sub-Accounts and Fixed Account must be in whole percentages and must total 100%. We credit net premium payments to your policy as of the end of the valuation period in which it is received at our Administrative Office. The end of the valuation period is 4:00 P.M., Eastern Time, unless the New York Stock Exchange closes earlier.

     The valuation period is the time between valuation days. A valuation day is every day on which the New York Stock Exchange is open and trading is unrestricted. Your policy values are calculated on every valuation day.

     PLANNED PREMIUMS; ADDITIONAL PREMIUMS

     Planned premiums are the amount of periodic premium (as shown in the policy specifications) you choose to pay the Company on a scheduled basis. This is the amount for which we send a premium reminder notice. Premium payments may be billed annually, semi-annually, or quarterly. You may arrange for monthly pre-authorized automatic premium payments at any time.

     In addition to any planned premium, you may make additional premium payments. These additional payments must be sent directly to our Administrative Office, and will be credited when received by us.

     Unless you specifically direct otherwise, any payment received (other than any premium payment necessary to prevent, or cure, policy lapse) will be applied as premium and will not repay any outstanding loans. There is no premium load on any payment which you specifically direct as repayment of an outstanding loan.

     You may increase planned premiums, or pay additional premiums, subject to the certain limitations. We reserve the right to limit the amount or frequency of additional premium payments.

     We may require evidence of insurability if any payment of additional premium (including planned premium) would increase the difference between the death benefit and the accumulation value. If we are unwilling to accept the risk, your increase in premium will be refunded without interest.

     We may decline any additional premium (including planned premium) or a portion of a premium that would cause total premium payments to exceed the limit for life insurance under federal tax laws. Our test for whether or not your policy exceeds the limit is referred to as the guideline premium test. The excess amount of premium will be returned to you.

     POLICY VALUES

     Policy value in a variable life insurance policy is also called the accumulation value.

     The accumulation value equals the sum of the Fixed Account value, the Separate Account value, and the Loan Account value. At any point in time, the accumulation value reflects:

     1) net premium payments made;
     2) the amount of any partial surrenders;
     3) any increases or decreases as a result of market performance of the Sub-Accounts;
     4) interest credited to the Fixed Account or the Loan Account; and
     5) all charges and fees deducted.

     The Separate Account value, if any, is the portion of the accumulation value attributable to the Separate Account. The value is equal to the sum of the current values of all the Sub-Accounts in which you have invested. This is also referred to as the variable accumulation value.

     A unit of measure used in the calculation of the value of each Sub-Account is the variable accumulation unit. It may increase or decrease from one valuation period to the next. The variable accumulation unit value for a Sub-Account for a valuation period is determined as follows:

     1) the total value of fund shares held in the Sub-Account is calculated by multiplying the number of fund shares owned by the Sub-Account at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund made during the valuation period; minus
     2) the liabilities of the Sub-Account at the end of the valuation period. Such liabilities include daily charges imposed on the Sub-Account, and may include a charge or credit with respect to any taxes paid or reserved for by Lincoln Life that we determine result from the operations of the Separate Account; and
     3) the result of (1) minus (2) is divided by the number of variable accumulation units for that Sub-Account outstanding at the beginning of the valuation period.

     In certain circumstances, and when permitted by law, we may use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.

     The daily charge imposed on a Sub-Account for any valuation period is equal to the daily mortality and expense risk charge multiplied by the number of calendar days in the valuation period.

     The Fixed Account value, if any, reflects amounts allocated or transferred to the Fixed Account, plus interest credited, and less any deductions or partial surrenders. We guarantee the Fixed Account value. Interest is credited daily on the Fixed Account value at the greater of a rate of 0.010746% (equivalent to a compounded annual rate of 4%) or a higher rate determined by the Company.

     The Loan Account value, if any, reflects any outstanding policy loans, including any interest charged on the loans. This amount is held in the Company's General Account. We do not guarantee the Loan Account value. Interest is currently credited on the Loan Account at an effective annual rate of 7% in policy years 1-10 and 8% thereafter. We guarantee the interest credited will never be less than 6% in policy years 1-10 and 7% thereafter.

     The "net" accumulation value is the accumulation value less the Loan Account value. It represents the net value of your policy and is the basis for calculating the surrender value.

     We will tell you at least annually the accumulation value, the number of accumulation units credited to your policy, current accumulation unit values, Sub-Account values, the Fixed Account value and the Loan Account value. We strongly suggest that you review your statements to determine whether additional premium payments may be necessary to avoid lapse of your policy.

DEATH BENEFITS

     The death benefit proceeds is the amount payable to the beneficiary upon the death of the second insured, based upon the death benefit option in effect. Loans, loan interest, partial surrenders, and overdue charges, if any, are deducted from the death benefit proceeds prior to payment.

     DEATH BENEFIT OPTIONS

     Three different death benefit options are available. Regardless of which death benefit option you choose, the death benefit proceeds payable will be the greater of:

     1) the amount determined by the death benefit option in effect on the date of the death of the second insured, less any indebtedness; or
     2) a percentage of the accumulation value equal to that required by the Internal Revenue Code to maintain the policy as a life insurance policy. A schedule of these percentages is in your policy.

The following table provides more information about the death benefit options.

OPTION                     DEATH BENEFIT PROCEEDS EQUAL TO THE                                  VARIABILITY
-----------------------------------------------------------------------------------------------------------------------
  1     Specified amount (a minimum of $250,000)                                     None; level death benefit

  2     Sum of the specified amount plus the net accumulation value as of            May increase or decrease over
        the date of the second insured's death.                                      time, depending on the amount of
                                                                                     premium paid and the investment
                                                                                     performance of the underlying
                                                                                     Sub-Accounts or the Fixed
                                                                                     Account.

  3     Sum of the specified amount plus the accumulated premiums (all               Will generally increase, depending
        premiums paid minus the cumulative policy factor, if that factor is          on the amount of premium paid.
        elected) up to the limit shown in the policy specifications. Any premium paid that will cause the death benefit proceeds to exceed this limit will be applied to the policy, but will not increase the death benefit. The cumulative policy factor, normally used in business situations, is calculated as:
          a) the applicable monthly rate then used by the Internal Revenue
             Service (IRS); or
          b) an alternative monthly rate permitted by the IRS; times
          c) the specified amount divided by 1000.

     If for any reason the owner does not elect a particular death benefit option, Option 1 will apply until changed by the owner.

     CHANGES TO THE INITIAL SPECIFIED AMOUNT AND DEATH BENEFIT OPTIONS

     Within certain limits, you may decrease or, with satisfactory evidence of insurability, increase the specified amount. The minimum specified amount is currently $250,000.

     The death benefit option may be changed by the owner, subject to our consent, as long as the policy is in force.

     You must submit all requests for changes among death benefit options and changes in the specified amount in writing to our Administrative Office. The minimum increase in specified amount currently permitted is $1,000. If you request a change, a supplemental application and evidence of insurability must also be submitted to us.

OPTION CHANGE                                             IMPACT
----------------------------------------------------------------------------------------------------------------
   1 to 2       The specified amount will be reduced by the accumulation value as of the effective date of change.

   2 to 1       The specified amount will be increased by the accumulation value as of the effective date of change.

   1 to 3       The specified amount will not change.

   3 to 1       The specified amount will be increased by accumulated premiums (less the cumulative policy factor if that factor is elected) as of the effective date of change.

   2 to 3       The specified amount will be increased by the accumulation value as of the effective date of change.

   3 to 2       - If the accumulation value is greater than the accumulated premium (less cumulative policy factor if that factor elected), the specified amount will be reduced by the accumulation value less accumulated premium (plus cumulative policy factor if that factor is elected) as of the effective date of change.

                - If the accumulation values is less than the accumulated premium (less the cumulative policy factor if elected), the specified amount will be increased by the accumulated premium (less the cumulative policy factor if that factor is elected), less the accumulation value as of the effective date of change.

     Any reductions in specified amount will be made against the initial specified amount and any later increase in the specified amount on a last in, first out basis. Any increase in the specified amount will increase the amount of the surrender charge applicable to your policy. Changes in specified amount do not affect the premium load as a percentage of premium.

     We may decline any request for change of the death benefit option or reduction of the specified amount if, after the change, the specified amount would be less than the minimum specified amount or would reduce the specified amount below the level required to maintain the policy as life insurance for purposes of federal income tax law.

     Any change is effective on the first monthly anniversary day on, or after, the date of approval of the request by Lincoln Life. If the monthly deduction amount would increase as a result of the change, the changes will be effective on the first monthly anniversary day on which the accumulation value is equal to, or greater than, the monthly deduction amount.

     DEATH BENEFIT PROCEEDS

     Proof of death should be furnished to us at our Administrative Office as soon as possible after the death of both insureds. This notification must include a certified copy of an official death certificate for each insured, a certified copy of a decree of a court of competent jurisdiction as to the finding of death for each insured, or any other proof satisfactory to us.

     After receipt at our Administrative Office of proof of death of both insureds, the death benefit proceeds will ordinarily be paid within seven days. The proceeds will be paid in a lump sum or in accordance with any settlement option selected by the owner or the beneficiary. Payment of the death benefit proceeds may be delayed if your policy is contested or if Separate Account values cannot be determined.

POLICY SURRENDERS

     You may surrender your policy at any time by sending us your policy along with a written request for surrender. If you surrender your policy, all policy coverage will automatically terminate and may not be reinstated. Consult your tax adviser to understand tax consequences of any surrender you are considering.

     The surrender value of your policy is the amount you can receive by surrendering the policy. The surrender value is the net accumulation value less any applicable surrender charge, less any accrued loan interest not yet charged.

     Any surrender results in a withdrawal of values from the Sub-Accounts and Fixed Account that have values allocated to them. Any surrender from a Sub-Account will result in the cancellation of variable accumulation units. The cancellation of such units will be based on the variable accumulation unit value determined at the close of the valuation period during which the surrender is effective. Surrender proceeds will generally be paid within seven days of our receipt of your request.

     PARTIAL SURRENDER

     You may make a partial surrender, withdrawing a portion of your policy values. You may request a partial surrender in writing or electronically, if previously authorized. The total of all partial surrenders may not exceed 90% of the surrender value of your policy. We may limit partial surrenders to the extent necessary to meet the federal tax law requirements. Each partial surrender must be at least $500. Partial surrenders are subject to other limitations as described below.

     Partial surrenders may reduce the accumulation value and the specified amount. The amount of the partial surrender and our administrative fee will be withdrawn from the Sub-Accounts and Fixed Account in proportion to their values. The effect of partial surrenders on the death benefit proceeds depends on the death benefit option in effect at the time of the partial surrender.

  DEATH BENEFIT
 OPTION IN EFFECT                     IMPACT OF PARTIAL SURRENDER
------------------------------------------------------------------------------------
       1           Will reduce the accumulation value and the specified amount.

       2           Will reduce the accumulation value, but not the specified amount.

       3           Will reduce the accumulated premiums, and the specified amount to the extent that the amount of the partial surrender exceeds the accumulated premiums.

     Partial surrender proceeds will generally be paid within seven days of our receipt of your request.

     We may at our discretion decline any request for a partial surrender.

POLICY LOANS

     You may borrow against the surrender value of your policy. The loan may be for any amount up to 100% of the current surrender value. However, we reserve the right to limit the amount of your loan so that total policy indebtedness will not exceed 90% of an amount equal to the accumulation value less surrender charge. A loan agreement must be executed and your policy assigned to us free of any other assignments. Outstanding policy loans and accrued interest reduce the policy's death benefit and accumulation value.

     The amount of your loan will be withdrawn from the Sub-Accounts and Fixed Account in proportion to their values. The Loan Account is the account in which policy indebtedness (outstanding loans and interest) accrues once it is transferred out of the Sub-Accounts and Fixed Account. Amounts transferred to the Loan Account do not participate in the performance of the Sub-Accounts or the Fixed Account. Loans, therefore, can affect the policy's death benefit and accumulation value whether or not they are repaid. Interest on policy loans accrues at an effective annual rate of 8%, and is payable once a year in arrears on each policy anniversary, or earlier upon full surrender or other payment of proceeds of your policy.

     The amount of your loan, plus any accrued but unpaid interest, is added to your outstanding policy loan balance. Unless paid in advance, loan interest due will be transferred proportionately from the Sub-Accounts and Fixed Account. This amount will be treated as an additional policy loan, and added to the Loan Account value. Lincoln Life currently credits interest to the loan account value at a rate of 7% in policy years 1-10 and 8% thereafter, so the net cost of your policy loan is 1% in years 1-10 and 0% thereafter. We guarantee the interest credited will never be less than 6% in policy years 1-10 and 7% thereafter.

     Your outstanding loan balance may be repaid at any time as long as at least one of the insureds is living. The Loan Account will be reduced by the amount of any loan repayment. Any repayment, other than loan interest, will be allocated to the Sub-Accounts and Fixed Account in the same proportion in which net premium payments are currently allocated, unless you instruct otherwise.

     If at any time the total indebtedness against your policy, including interest accrued but not due, equals or exceeds the then current accumulation value less surrender charges, the policy will terminate subject to the conditions in the grace period provision, unless the No Lapse provision is in effect. If your policy lapses while a loan is outstanding, there may be adverse tax consequences.

LAPSE AND REINSTATEMENT

     If at any time the net accumulation value is insufficient to pay the monthly deduction, unless the No Lapse provision is in effect, all policy coverage will terminate. This is referred to as policy lapse. The net accumulation value may be insufficient:

     1) because it has been exhausted by earlier deductions;
     2) as a result of poor investment performance;
     3) due to partial surrenders;
     4) due to indebtedness for policy loans; or
     5) because of a combination of any of these factors.

     If we have not received your premium payment (or payment of indebtedness on policy loans) necessary so that the net accumulation value of your policy is sufficient to pay the monthly deduction amount on a monthly anniversary day, we will send a written notice to you, or any assignee of record. The notice will state the amount of the premium payment (or payment of indebtedness on policy loans) that must be paid to avoid termination of your policy.


     If the amount in the notice is not paid to us within the grace period, then the policy will terminate. The grace period is the later of (a) 31 days after the notice was mailed, and (b) 61 days after the monthly anniversary day on which the monthly deduction could not be paid. If the insured dies during the grace period, we will deduct any charges due to us from any death benefit that may be payable under the terms of the policy.


     NO LAPSE PROVISION

     You may elect a No Lapse provision in your policy. If elected, this means that your policy will not lapse as long as you have paid the required No Lapse premium. The No Lapse premium is the cumulative premium required to maintain the No Lapse provision, preventing your policy from lapse, and is shown in the policy specifications.

     There is no difference in the calculation of policy values and death benefit between a policy that has the No Lapse provision, and a policy that does not. This is true whether or not the No Lapse provision is active and keeping the policy from lapsing.

     Availability of the No Lapse provision may vary in some states. Where available, there is no charge for this feature. It is only available with death benefit options 1 and 2.

     There are three levels of No Lapse protection, all of which must be elected at the time of policy application.

     1) a guarantee until the younger insured reaches, or would have reached, age 100;
     2) a guarantee for the first 20 policy years; and
     3) a guarantee for the first 10 policy years.

                                                                                         PROVISION WILL TERMINATE
    LEVEL                         LAPSE PROTECTION                                         UPON THE EARLIEST OF
--------------------------------------------------------------------------------------------------------------------------------
Age 100          If elected, a payment of the age 100 No Lapse            1) the age 100 premium requirement is not met,
                 premium is due as of the date of issue and each          2) there is an increase in the specified amount,
                 monthly anniversary day to guarantee the policy          3) there is a change in the death benefit
                 will not lapse before the younger insured                   option, or
                 reaches, or would have reached, age 100. All,            4) the younger insured reaches, or would have
                 or a portion of, the remaining monthly                      reached, age 100.
                 premiums can be paid in advance at any time.
                                                                          A period of at least 61 days will be granted for the
                 As long as the sum of all premium payments               age 100 No Lapse premium if on any monthly
                 (less any indebtedness and partial surrenders) is        anniversary day it is determined that the age 100
                 at least equal to the sum of the age 100 no lapse        No Lapse premium has not been met. At least 31 days
                 premiums since the date of issue, the policy will        before the end of that period, we will notify you of
                 not lapse even if the net accumulation value is          the amount of premium necessary to maintain the age
                 insufficient to meet the monthly deductions.             100 No Lapse provision.

                                                                          Once the age 100 No Lapse provision is terminated, it
                                                                          cannot be reinstated. However, you may still qualify
                                                                          for either the 20 year or 10 year No Lapse provision.

                                                                                         PROVISION WILL TERMINATE
    LEVEL                         LAPSE PROTECTION                                         UPON THE EARLIEST OF
--------------------------------------------------------------------------------------------------------------------------------
First 20 policy  If elected, a payment of the 20 year No Lapse            1) a change in the death benefit option,
years            premium is due as of the date of issue and each          2) there is an increase in the specified amount,
                 monthly anniversary day to guarantee the policy          3) the younger insured reaches, or would have
                 will not lapse in the first 20 policy years. All, or        reached, age 100, or
                 a portion of, the remaining monthly premiums             4) the beginning of the 21st policy year.
                 can be paid in advance at any time.
                                                                          A period of at least 61 days will be granted for
                 As long as the sum of all premium payments               the 20 year No Lapse premium if on any monthly
                 (less any indebtedness and partial surrenders)           anniversary day it is determined that the 20 year
                 is at least equal to the sum of the 20 year No           No Lapse premium has not been met. At least 31
                 Lapse premiums since the date of issue, the              days before the end of that period, we will notify
                 policy will not lapse in the first 20 policy years,      you of the amount of premium necessary to
                 even if the net accumulation value is insufficient       maintain the 20 year No Lapse provision.
                 to meet the monthly deductions.
                                                                          Once the 20 year No Lapse provision is terminated,
                                                                          it cannot be reinstated. However, you may still
                                                                          qualify for the 10 year No Lapse provision.

                                                                          Continuing to pay the 20 year No Lapse premium beyond
                                                                          the termination of the 20 year No Lapse provision does
                                                                          not guarantee that the policy will not lapse. Payments
                                                                          must be sufficient to cover your monthly deductions.

                                                                          However, you may still qualify for the 10 year No Lapse
                                                                          provision.

First 10 policy  If elected, a payment of the 10 year No Lapse            1) a change in the death benefit option,
years            premium is due as of the date of issue and each          2) there is an increase in the specified amount,
                 monthly anniversary day to guarantee the policy          3) the younger insured reaches, or would have
                 will not lapse in the first 10 policy years. All, or        reached, age 100, or
                 a portion of, the remaining monthly premiums             4) the beginning of 11th policy year.
                 can be paid in advance at any time.
                                                                          A period of at least 61 days will be granted for
                 As long as the sum of all premium payments               the 10 year No Lapse premium if on any monthly
                 (less any indebtedness and partial surrenders)           anniversary day it is determined that the 10 year
                 is at least equal to the sum of the 10 year No           No Lapse premium has not been met. At least
                 Lapse premiums since the date of issue, the              31 days before the end of that period, we will
                 policy will not lapse in the first 10 policy years,      notify you of the amount of premium necessary
                 even if the net accumulation value is insufficient       to maintain the 10 year No Lapse provision.
                 to meet the monthly deductions.
                                                                          Once the 10 year No Lapse provision is terminated, it
                                                                          cannot be reinstated.

                                                                          Continuing to pay the 10 year No Lapse premium beyond
                                                                          the termination of the 10 year No Lapse provision does
                                                                          not guarantee that the policy will not lapse. Payments
                                                                          must be sufficient to cover your monthly deductions.

     If you fail to satisfy the requirements for the age 100, 20 year and 10 year No Lapse provisions, and you have paid insufficient premium to cover your monthly deductions, the policy, after notice, and expiration of the policy grace period, will lapse.

     Your levels of No Lapse premiums are shown on the policy specifications pages. To determine if you are meeting the cumulative premium payment required to retain the No Lapse protection, review your most recent quarterly statement or contact our Administrative Office.

     If the No Lapse provision terminates, the premiums you must pay to keep the policy in force may be significantly higher than the No Lapse premium would have been. If you pay only the minimum premium needed to keep the No Lapse provision in force, you may be foregoing the potential for increased accumulation value that higher premium payments could provide.

     REINSTATEMENT OF A LAPSED POLICY

     If the No Lapse provision is not in effect, and your policy has lapsed, you may reinstate your policy within five years of the policy lapse date, if both insureds are living, provided:

     1) it has not been surrendered;
     2) there is an application for reinstatement in writing;
     3) satisfactory evidence of insurability of both insureds is furnished to us and we agree to accept the risk for both insureds;

     4) we receive a payment sufficient to keep your policy in force for at least two months; and

     5) any accrued loan interest is paid.

     The reinstated policy will be effective as of the monthly anniversary day after the date on which we approve your application for reinstatement. Surrender charges will be reinstated as of the policy year in which your policy lapsed. Your accumulation value at reinstatement will be the net premium payment then made less all monthly deductions due.

TAX ISSUES

     The federal income tax treatment of your policy is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your policy and is not intended as tax advice. This discussion also does not address other federal tax consequences, such as estate, gift and generation skipping transfer taxes, or any state and local income, estate and inheritance tax consequences, associated with the policy. You should always consult a tax adviser about the application of tax rules to your individual situation.

     TAXATION OF LIFE INSURANCE CONTRACTS IN GENERAL

     TAX STATUS OF THE POLICY. Section 7702 of the Internal Revenue Code ("Code") establishes a statutory definition of life insurance for federal tax purposes. We believe that the policy will meet the statutory definition of life insurance under the guideline premium test, which provides for a maximum amount of premium paid in relation to the death benefit and a minimum amount of death benefit in relation to policy value. As a result, the death benefit payable will generally be excludable from the beneficiary's gross income, and interest and other income credited will not be taxable unless certain withdrawals are made (or are deemed to be made) from the policy prior to the death of the insured, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Separate Account are "adequately diversified" in accordance with

     Treasury Department regulations, and (2) we, rather than you, are considered the owner of the assets of the Separate Account for federal income tax purposes.

     The Code also recognizes a cash value accumulation test, which does not limit premiums paid, but requires the policy to provide a minimum death benefit in relation to the policy value, depending on the insured's age, gender, and risk classification. We do not apply this test to the policy.

     INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a policy to be treated as a life insurance contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." IRS regulations define standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the policy value over the policy premium payments. Although we do not control the investments of the Sub-Accounts, we expect that the Sub-Accounts will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

     RESTRICTION ON INVESTMENT OPTIONS. Federal income tax law limits your right to choose particular investments for the policy. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate policy values among the Sub-Accounts may exceed those limits. If so, you would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing policies. We reserve the right to modify the policy without your consent to try to prevent the tax law from considering you as the owner of the assets of the Separate Account.

     NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantee regarding the tax treatment of any policy or of any transaction involving a policy. However, the remainder of this discussion assumes that your policy will be treated as a life insurance contract for federal income tax purposes and that the tax law will not impose tax on any increase in your policy value until there is a distribution from your policy.

     TAX TREATMENT OF LIFE INSURANCE DEATH BENEFIT PROCEEDS. In general, the amount of the death benefit payable from a policy because of the death of the insured is excludable from gross income. Certain transfers of the policy for valuable consideration, however, may result in a portion of the death benefit being taxable. If the death benefit is not received in a lump sum and is, instead, applied to one of the settlement options, payments generally will be prorated between amounts attributable to the death benefit which will be excludable from the beneficiary's income and amounts attributable to interest (accruing after the insured's death) which will be includible in the beneficiary's income.

     TAX DEFERRAL DURING ACCUMULATION PERIOD. Under existing provisions of the Code, except as described below, any increase in your policy value is generally not taxable to you unless amounts are received (or are deemed to be received) from the policy prior to the insured's death. If there is a total withdrawal from the policy, the surrender value will be includible in your income to the extent the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, such debt will be treated as an amount received by the owner.) The "investment in the contract" generally is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or other amounts deemed to be distributed) from the policy constitute income to you depends, in part, upon whether the policy is considered a "modified endowment contract" (a "MEC") for federal income tax purposes.

     POLICIES WHICH ARE MECS

     CHARACTERIZATION OF A POLICY AS A MEC. A modified endowment contract (MEC) is a life insurance policy that meets the requirements of Section 7702 and fails the "7-pay test" of 7702A of the Code. A policy will be classified as a MEC if premiums are paid more rapidly than allowed by a "7-pay test", a test that compares actual paid premium in the first seven years against a pre-determined premium amount as defined in 7702A of the Code. A policy may also be classified as a MEC if it is received in exchange for another policy that is a MEC. In addition, even if the policy initially is not a MEC, it may in certain circumstances become a MEC. These circumstances would include a material change of the policy (within the meaning of the tax law), and a withdrawal or reduction in the death benefit during the first seven policy years.

     TAX TREATMENT OF WITHDRAWALS, LOANS, ASSIGNMENTS AND PLEDGES UNDER MECS. If the policy is a MEC, withdrawals from your policy will be treated first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the policy value exceeds the investment in the policy. The Code treats any amount received as a loan under a policy, and any assignment or pledge (or agreement to assign or pledge) any portion of your policy value, as a withdrawal of such amount or portion. Your investment in the policy is increased by the amount includible in income with respect to such assignment, pledge, or loan.

     PENALTY TAXES PAYABLE ON WITHDRAWALS. A 10% penalty tax may be imposed on any withdrawal (or any deemed distribution) from your MEC which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals or surrenders that: you receive on or after you reach age 59 1/2, you receive because you became disabled (as defined in the tax law), or you receive as a series of substantially equal periodic payments for your life (or life expectancy).

     SPECIAL RULES IF YOU OWN MORE THAN ONE MEC. In certain circumstances, you must combine some or all of the life insurance contracts which are MECs that you own in order to determine the amount of withdrawal (including a deemed withdrawal) that you must include in income. For example, if you purchase two or more MECs from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such policies as one contract. Treating two or more policies as one contract could affect the amount of a withdrawal (or a deemed withdrawal) that you must include in income and the amount that might be subject to the 10% penalty tax described above.

     POLICIES WHICH ARE NOT MECS

     TAX TREATMENT OF WITHDRAWALS. If the policy is not a MEC, the amount of any withdrawal from the policy will generally be treated first as a non-taxable recovery of premium payments and then as income from the policy. Thus, a withdrawal from a policy that is not a MEC will not be includible in income except to the extent it exceeds the investment in the policy immediately before the withdrawal.

     CERTAIN DISTRIBUTIONS REQUIRED BY THE TAX LAW IN THE FIRST 15 POLICY YEARS.
     Section 7702 places limitations on the amount of premium payments that may be made and the policy values that can accumulate relative to the death benefit. Where cash distributions are required under Section 7702 in connection with a reduction in benefits during the first 15 years after the policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income. A reduction in benefits may occur when the face amount is decreased, withdrawals are made, and in certain other instances.

     TAX TREATMENT OF LOANS. If your policy is not a MEC, a loan you receive under the policy is generally treated as your indebtedness. As a result, no part of any loan under such a policy constitutes income to you so long as the policy remains in force. Nevertheless, in those situations where the interest rate credited to the loan account equals the interest rate charged to you for the loan, it is possible that some or all of the loan proceeds may be includible in your income. If a policy lapses (or if all policy value is withdrawn) when a loan is outstanding, the amount of the loan outstanding will be treated as withdrawal proceeds for purposes of determining whether any amounts are includible in your income.

     LAST SURVIVOR CONTRACT

     Although we believe that the policy, when issued as a last survivor contract, complies with Section 7702 of the Code, the manner in which
     Section 7702 should be applied to last survivor contracts is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702 regarding this form of contract, there is necessarily some uncertainty whether a last survivor contract will meet the Section 7702 definition of a life insurance contract. As a result, we may need to return a portion of your premium (with earnings) and impose higher cost of insurance charges in the future.

     Due to the coverage of more than one insured under the policy, there are special considerations in applying the 7-pay test. For example, a reduction in the death benefit at any time, such as may occur upon a partial surrender, may cause the policy to be a MEC. Also and more generally, the manner of applying the 7-pay test is somewhat uncertain in the case of policies covering more than one insured.

     OTHER CONSIDERATIONS

     INSURED LIVES PAST AGE 100. If the younger insured survives beyond the end of the mortality table used to measure charges the policy, which ends at age 100, we believe your policy will continue to qualify as life insurance for federal tax purposes. However, there is some uncertainty regarding this treatment, and it is possible that you would be viewed as constructively receiving the cash value in the year the younger insured attains age 100.

     COMPLIANCE WITH THE TAX LAW. We believe that the maximum amount of premium payments we have determined for the policies will comply with the federal tax definition of life insurance. We will monitor the amount of premium payments, and, if the premium payments during a policy year exceed those permitted by the tax law, we will refund the excess premiums within 60 days of the end of the policy year and will pay interest and other earnings (which will be includible in income subject to tax) as required by law on the amount refunded. We also reserve the right to increase the death benefit (which may result in larger charges under a policy) or to take any other action deemed necessary to maintain compliance of the policy with the federal tax definition of life insurance.

     DISALLOWANCE OF INTEREST DEDUCTIONS. If an entity (such as a corporation or a trust, not an individual) purchases a policy or is the beneficiary of a policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the policy may not be deductible by the entity. However, this rule does not apply to a policy owned by an entity engaged in a trade or business which covers the life of an individual who is a

     20-percent owner of the entity, or an officer, director, or employee of the trade or business, at the time first covered by the policy. This rule also does not apply to a policy owned by an entity engaged in a trade or business which covers the joint lives of the 20% owner of the entity and the owner's spouse at the time first covered by the policy.

     FEDERAL INCOME TAX WITHHOLDING. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a policy unless you notify us in writing at or before the time of the distribution that tax is not to be withheld. Regardless of whether you request that no taxes be withheld or whether the Company withholds a sufficient amount of taxes, you will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

     CHANGES IN THE POLICY OR CHANGES IN THE LAW. Changing the owner, exchanging the policy, and other changes under the policy may have tax consequences (in addition to those discussed herein) depending on the circumstances of such change. The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

     FAIR VALUE OF YOUR POLICY


     It is sometimes necessary for tax and other reasons to determine the "value" of your policy. The value can be measured differently for different purposes. It is not necessarily the same as the accumulation value or the net accumulation value. You, as the owner, should consult with your advisers for guidance as to the appropriate methodology for determining the fair market value of the policy.


     TAX STATUS OF LINCOLN LIFE

     Under existing federal income tax laws, the Company does not pay tax on investment income and realized capital gains of the Separate Account. Lincoln Life does not expect that it will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

     In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a premium payment and/or freeze a policy owner's account. This means we could refuse to honor requests for transfers, withdrawals, surrenders, loans, assignments, beneficiary changes or death benefit payments. Once frozen, monies would be moved from the Separate Account to a segregated interest-bearing account maintained for the policy owner, and held in that account until instructions are received from the appropriate regulator.

LEGAL PROCEEDINGS


     Lincoln Life is involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.

     After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of Lincoln Life, the Separate Account or the Principal Underwriter.


FINANCIAL STATEMENTS

     Financial statements of the Separate Account and consolidated financial statements of the Company are located in the SAI.

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Additional information about Lincoln Life, the Separate Account and your policy may be found in the Statement of Additional Information (SAI).

                          TABLE OF CONTENTS OF THE SAI

GENERAL INFORMATION                                 2
   Lincoln Life                                     2
   Registration Statement                           2
   Changes of Investment Policy                     2
   Principal Underwriter                            3
   Disaster Plan                                    3
   Advertising                                      3
SERVICES                                            3
   Independent Auditors                             3
   Accounting Services                              3
   Checkbook Service for Disbursements              4
POLICY INFORMATION                                  4
   Assignment                                       4
   Change of Ownership                              4
   Beneficiary                                      4
   Change of Plan                                   5
   Settlement Options                               5
   Deferral of Payments                             6
   Incontestability                                 6
   Misstatement of Age or Gender                    6
   Suicide                                          6
FINANCIAL STATEMENTS                                6
   Separate Account                               R-1
   Company                                        S-1
PERFORMANCE DATA                                  P-1


The SAI may be obtained, at no cost to you, by contacting our Administrative Office at the address or telephone number listed on the first page of this prospectus. Your SAI will be sent to you via first class mail within three business days of your request. You may make inquiries about your policy to this same address and telephone number.

You may request personalized illustrations of death benefits and policy values from your financial adviser without charge.

You may review or copy this prospectus, the SAI, or obtain other information about the Separate Account at the Securities and Exchange Commission's Public Reference Room. You should contact the SEC at (202) 942-8090 to obtain information regarding days and hours the reference room is open. You may also view information at the SEC's Internet site, http://www.sec.gov. Copies of information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

This prospectus, the funds prospectus, and the SAI are also available on our Internet site, www.LFG.com

Lincoln Life Flexible Premium Variable Life Account R
1933 Act Registration No. 333-33782
1940 Act Registration No. 811-08579

                                END OF PROSPECTUS

                    STATEMENT OF ADDITIONAL INFORMATION (SAI)


                                DATED MAY 1, 2004
                  RELATING TO PROSPECTUS DATED MAY 1, 2004 FOR


           LINCOLN SVUL-II PRODUCT FEATURING THE ELITE SERIES OF FUNDS

        LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R, REGISTRANT

             THE LINCOLN NATIONAL LIFE INSURANCE COMPANY, DEPOSITOR

The SAI is not a prospectus. The SAI provides you with additional information about Lincoln Life, the Separate Account and your policy. It should be read in conjunction with the product prospectus.

A copy of the product prospectus may be obtained without charge by writing to our Administrative Office:
     Client Service Center, MVL-1
     350 Church Street
     Hartford, CT 06103-1106;
or by telephoning 1-800-444-2363, and requesting a copy of the Lincoln SVUL-II Elite Series product prospectus.

                          TABLE OF CONTENTS OF THE SAI


CONTENT                                          PAGE
-------                                          ----
GENERAL INFORMATION                                 2
   Lincoln Life                                     2
   Registration Statement                           2
   Changes of Investment Policy                     2
   Principal Underwriter                            3
   Disaster Plan                                    3
   Advertising                                      3
SERVICES                                            3
   Independent Auditors                             3
   Accounting Services                              3
   Checkbook Service for Disbursements              4
POLICY INFORMATION                                  4
   Assignment                                       4
   Change of Ownership                              4
   Beneficiary                                      4
   Change of Plan                                   5
   Settlement Options                               5
   Deferral of Payments                             6
   Incontestability                                 6
   Misstatement of Age or Gender                    6
   Suicide                                          6
FINANCIAL STATEMENTS                                6
   Separate Account                               R-1
   Company                                        S-1
PERFORMANCE DATA                                  P-1

GENERAL INFORMATION

     LINCOLN LIFE

     The Lincoln National Life Insurance Company ("Lincoln Life", "the Company", "we", "us", "our") (EIN 35-0472300), organized in 1905, is an
     Indiana-domiciled insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies.


     Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) and 403(b) plans, 529 college savings plans, mutual funds, managed accounts, institutional investment and financial planning and advisory services.


     Lincoln Life is subject to the laws of Indiana governing insurance companies and to regulation by the Indiana Insurance Department ("Insurance Department"). An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of the Company for the preceding year along with the Company's financial condition as of the end of that year. Regulation by the Insurance Department includes periodic examination to determine our contract liabilities and reserves. Our books and accounts are subject to review by the Insurance Department at all times and a full examination of our operations is conducted periodically by the Insurance Department. Such regulation does not, however, involve any supervision of management practices or policies, or our investment practices or policies.

     A blanket bond with a per event limit of $25 million and an annual policy aggregate limit of $50 million covers all of the officers and employees of the Company.

     REGISTRATION STATEMENT

     A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered. The Registration Statement, its amendments and exhibits, contain information beyond that found in the prospectus and the SAI. Statements contained in the prospectus and the SAI as to the content of policies and other legal instruments are summaries.

     CHANGES OF INVESTMENT POLICY

     Lincoln Life may materially change the investment policy of the Separate Account. If this decision is made, we must inform the owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments. The state insurance departments would not approve the change in investment policy if found to be detrimental to the interests of the owners of the policies or the end result would render our operations hazardous to the public.

     If an owner objects, his or her policy may be converted to a substantially comparable fixed benefit life insurance policy offered by us on the lives of both insureds. The owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of such change to make this conversion. We will not require evidence of insurability for this conversion.

     The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance equal to or lower than the amount of the death benefit of the current policy on the date of the conversion.

     PRINCIPAL UNDERWRITER

     Lincoln Life, 1300 S. Clinton Street, Fort Wayne, IN 46802, is the principal underwriter for the policies, which are offered continuously. Lincoln Life is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers ("NASD"). The principal underwriter has overall responsibility for establishing a selling plan for the policies.


     DISASTER PLAN


     We have assigned full-time staff devoted to the development of business continuity plans in conjunction with a national vendor. In addition, we have a site available in which to recover our critical business functions in the event of a disaster. We also conduct tests of our capabilities and plans in the event of a disaster.

     ADVERTISING


     Lincoln Life is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's, Duff & Phelps and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Lincoln Life. The ratings are not intended to reflect the investment experience or financial strength of the Separate Account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.


SERVICES


     INDEPENDENT AUDITORS

     The financial statements of the Separate Account and the consolidated financial statements of Lincoln Life appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana 46802, as set forth in their reports, also appearing elsewhere in this SAI and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on their authority as experts in accounting and auditing.


     ACCOUNTING SERVICES

     We have entered into an agreement with the Delaware Service Company, Inc., 2005 Market Street, Philadelphia, PA, 19203, to provide accounting services to the Separate Account. Lincoln Life makes no separate charge against the assets of the Separate Account for this service.

     CHECKBOOK SERVICE FOR DISBURSEMENTS

     We offer a checkbook service in which the death benefit proceeds are transferred into an interest-bearing account, in the beneficiary's name as owner of the account. Your beneficiary has quick access to the proceeds and is the only one authorized to transfer proceeds from the account. This service allows the beneficiary additional time to decide how to manage death benefit proceeds with the balance earning interest from the day the account is opened.

     We also offer this same checkbook service for surrenders of your policy of $500,000 or more. Once your request is processed, proceeds are placed in an interest-bearing account in your name. You have complete access to your proceeds through check writing privileges. You have the choice of leaving proceeds in this account or you may write checks immediately -- even a check for the entire amount.

POLICY INFORMATION

     ASSIGNMENT

     While either insured is living, you may assign your rights in the policy, including the right to change the beneficiary designation. The assignment must be in writing, signed by you and recorded at our Administrative Office. We will not be responsible for any assignment that is not submitted for recording, nor will we be responsible for the sufficiency or validity of any assignment. Any assignment is subject to any indebtedness owed to Lincoln Life at the time the assignment is recorded and any interest accrued on such indebtedness after we have recorded any assignment.

     Once recorded, the assignment remains effective until released by the assignee in writing. As long as an effective assignment remains outstanding, the owner will not be permitted to take any action with respect to the policy without the consent of the assignee in writing.

     CHANGE OF OWNERSHIP

     As long as either insured is living, you may name a new owner by recording a change in ownership in writing at our Administrative Office. The change will be effective the later of the date of execution of the document of transfer or the date we record it. We may require that the policy be submitted to us for endorsement before making a change.

     BENEFICIARY

     The beneficiary is initially designated on the application and is the person who will receive the death benefit proceeds payable. Multiple beneficiaries will be paid in equal shares, unless otherwise specified to the Company.

     You may change the beneficiary at any time while either insured is living, except when we have recorded an assignment of your policy or an agreement not to change the beneficiary. Any request for a change in the beneficiary must be in writing, signed by you, and recorded at our Administrative Office. If the owner has not reserved the right to change the beneficiary, such a request requires the consent of the beneficiary. The change will be effective as of the date of signature or, if there is no such date, the date recorded.

     If any beneficiary dies before the death of the second insured, that beneficiary's potential interest shall pass to any surviving beneficiaries, unless otherwise specified to the Company. If no named beneficiary survives at the time of the death of the second insured, any death benefit proceeds will be paid to you, as the owner, or to your executor, administrator or assignee.

     CHANGE OF PLAN

     You may exchange your policy without any evidence of insurability, for any one of the permanent life insurance policies then being issued by the Company which belong to the same class as this policy. Your request for exchange must be in writing. Unless agreed otherwise, the new policy will have the same initial amount of insurance, date of issue and ages of both insureds as the original policy.

     You may exchange the policy for separate single life policies on each of the insureds under any of the following circumstances:

     (1) a change in the Internal Revenue Code (IRC) that would result in a less favorable tax treatment of the insurance provided under this policy,
     (2) the insureds are legally divorced while this policy is in force, or
     (3) the insureds' business is legally dissolved while the policy is in force.

     An exchange for separate policies is subject to all of the following conditions:

     (1) both insureds are alive and the policy is in force at the time of the change in circumstances noted above,
     (2) both insureds furnish evidence of insurability satisfactory to the Company, unless (a) the exchange is applied for within 12 months of the enactment of the change in the IRC, or (b) the exchange is applied for within 24 months of the date of legal divorce with the exchange to become effective after 24 months following the date of legal divorce,
     (3) the amount of insurance of each new policy is not larger than one half of the amount of insurance then in force under this policy, and
     (4) any other requirements as determined by the Company are met.

     The new policy will not take effect until the date all such requirements are met. The premium for each new policy is determined according to the Company's rates in effect at that time for that policy based on each insured's current age and underwriting class, if that underwriting class is available on a single-life basis. If either insured's underwriting class is not available on a single-life basis, the new policy for that insured cannot be issued unless satisfactory evidence of insurability is provided for an underwriting class that is available.

     SETTLEMENT OPTIONS

     You may elect or change a settlement option while at least one insured is alive. If you have not irrevocably selected a settlement option, the beneficiary may elect to change the settlement option within 90 days after the second insured dies. If no settlement option is selected, the death benefit proceeds will be paid in a lump sum.

     If you assign your policy as collateral security, we will pay any amount due the assignee in one lump sum. We will pay any remaining death benefit proceeds as elected.

     Your written request to elect, change, or revoke a settlement option must be received in our Administrative Office before payment of the lump sum or any settlement option is initiated. The first payment of the settlement option selected will become payable on the date proceeds are settled. Payments after the first payment will be made on the first day of each month. Once payments have begun, the policy cannot be surrendered and neither the payee nor the settlement option may be changed.

     You have at least four settlement options:

     1) an annuity for the lifetime of the payee;
     2) an annuity for the lifetime of the payee, with monthly payments guaranteed for 60, 120, 180, or 240 months;
     3) monthly payments for a stated number of years, at least five but no more than thirty.
     4) payment of a maximum of 3% interest annually on the sum left on deposit.

     We may offer you or your beneficiary additional settlement options in the future.

     DEFERRAL OF PAYMENTS

     Amounts payable as a result of loans, surrenders or partial surrenders will generally be made within seven days of our receipt of such a request. We may defer payment or transfer from the Fixed Account up to six months at our option. If we exercise our right to defer any payment from the Fixed Account, interest will accrue and be paid (as required by law) from the date you would otherwise have been entitled to receive the payment.

     INCONTESTABILITY

     The Company will not contest your policy or payment of the death benefit proceeds based on the initial specified amount, or an increase in the specified amount requiring evidence of insurability, after your policy or increase has been in force for two years from date of issue or increase (in accordance with state law).

     MISSTATEMENT OF AGE OR GENDER

     If the age or gender of either of the insureds has been misstated, benefits will be adjusted based on the following values:

     1) the net amount at risk at the time of the second insured's death;
     2) the ratio of the monthly cost of insurance applied in the policy month of death to the monthly cost of insurance that should have been applied at the true age and gender in the policy month of death; and
     3) the accumulation value at the time of the second insured's death.

     The amount of death benefit proceeds will be 1. multiplied by 2. and then the result added to 3.

     SUICIDE

     If the second insured dies by suicide, while sane or insane, within two years from the date of issue, the Company will pay no more than the sum of the premiums paid, less any indebtedness and the amount of any partial surrenders. If the second insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the specified amount, the Company will pay no more than a refund of the monthly charges for the cost of the increased amount. The two-year time period could be less depending on the state of issue.

FINANCIAL STATEMENTS


     The December 31, 2003 financial statements of the Separate Account and consolidated financial statements of the Company follow.

              LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2003

                                                                      CONTRACT PURCHASES                    CONTRACT REDEMPTIONS
                                                                      DUE FROM THE LINCOLN                  DUE TO THE LINCOLN
                                                                      NATIONAL LIFE                         NATIONAL LIFE
SUBACCOUNT                                             INVESTMENTS    INSURANCE COMPANY      TOTAL ASSETS   INSURANCE COMPANY
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                          $  1,336,122             $       --   $  1,336,122   $                 --
AIM V.I. Diversified Income                               1,037,883                     --      1,037,883                     --
AIM V.I. Growth                                          12,177,737                     --     12,177,737                  1,441
AIM V.I. International Growth                             2,870,566                     --      2,870,566                     74
AIM V.I. Premier Equity                                  14,088,792                     85     14,088,877                     --
ABVPSF Growth and Income                                  4,277,890                     --      4,277,890                     --
ABVPSF Premier Growth                                       565,266                     --        565,266                     --
ABVPSF Small Cap Value                                    2,178,651                     --      2,178,651                     --
ABVPSF Technology                                           980,348                     --        980,348                     --
American Funds Global Small Capitalization Class 2        2,781,533                     --      2,781,533                  1,376
American Funds Growth Class 2                            23,631,903                     --     23,631,903                  6,979
American Funds Growth -- Income Class 2                  19,043,883                     --     19,043,883                  5,594
American Funds International Class 2                      2,907,859                 13,536      2,921,395                     --
Baron Capital Asset                                       3,210,903                     --      3,210,903                     --
M Fund Brandes International Equity                         346,875                     --        346,875                     --
Delaware VIPT Emerging Markets                            1,934,246                     --      1,934,246                     11
Delaware VIPT High Yield                                  4,642,079                  6,084      4,648,163                     --
Delaware VIPT Large Cap Value                             1,260,216                     --      1,260,216                     --
Delaware VIPT REIT                                        5,265,498                     --      5,265,498                     --
Delaware VIPT Small Cap Value                            15,132,082                     --     15,132,082                    361
Delaware VIPT Trend                                      11,452,994                     --     11,452,994                     22
Delaware VIPT U.S. Growth                                   213,004                     --        213,004                     --
Fidelity VIP Asset Manager                                  694,145                     --        694,145                     34
Fidelity VIP Contrafund Service Class                    11,572,798                     --     11,572,798                 15,375
Fidelity VIP Equity-Income                                3,561,005                     --      3,561,005                     36
Fidelity VIP Equity-Income Service Class                  1,529,684                     --      1,529,684                     --
Fidelity VIP Growth Service Class                         5,544,256                     --      5,544,256                     37
Fidelity VIP Growth Opportunities Service Class           1,406,931                     --      1,406,931                     17
Fidelity VIP High Income Service Class                    2,229,101                     --      2,229,101                  1,382
Fidelity VIP Investment Grade Bond                        3,721,977                     --      3,721,977                     11
Fidelity VIP Overseas Service Class                         851,381                     --        851,381                     --

                                                       MORTALITY & EXPENSE
                                                       GUARANTEE CHARGES PAYABLE
                                                       TO THE LINCOLN NATIONAL LIFE
SUBACCOUNT                                             INSURANCE COMPANY              NET ASSETS
--------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                              $     29   $  1,336,093
AIM V.I. Diversified Income                                                      23      1,037,860
AIM V.I. Growth                                                                 267     12,176,029
AIM V.I. International Growth                                                    63      2,870,429
AIM V.I. Premier Equity                                                         308     14,088,569
ABVPSF Growth and Income                                                         93      4,277,797
ABVPSF Premier Growth                                                            12        565,254
ABVPSF Small Cap Value                                                           48      2,178,603
ABVPSF Technology                                                                21        980,327
American Funds Global Small Capitalization Class 2                               61      2,780,096
American Funds Growth Class 2                                                   518     23,624,406
American Funds Growth -- Income Class 2                                         417     19,037,872
American Funds International Class 2                                             64      2,921,331
Baron Capital Asset                                                              71      3,210,832
M Fund Brandes International Equity                                               8        346,867
Delaware VIPT Emerging Markets                                                   42      1,934,193
Delaware VIPT High Yield                                                        102      4,648,061
Delaware VIPT Large Cap Value                                                    28      1,260,188
Delaware VIPT REIT                                                              116      5,265,382
Delaware VIPT Small Cap Value                                                   335     15,131,386
Delaware VIPT Trend                                                             253     11,452,719
Delaware VIPT U.S. Growth                                                         5        212,999
Fidelity VIP Asset Manager                                                       15        694,096
Fidelity VIP Contrafund Service Class                                           254     11,557,169
Fidelity VIP Equity-Income                                                       78      3,560,891
Fidelity VIP Equity-Income Service Class                                         33      1,529,651
Fidelity VIP Growth Service Class                                               121      5,544,098
Fidelity VIP Growth Opportunities Service Class                                  31      1,406,883
Fidelity VIP High Income Service Class                                           49      2,227,670
Fidelity VIP Investment Grade Bond                                               81      3,721,885
Fidelity VIP Overseas Service Class                                              19        851,362

See accompanying notes.

                                                                      CONTRACT PURCHASES                    CONTRACT REDEMPTIONS
                                                                      DUE FROM THE LINCOLN                  DUE TO THE LINCOLN
                                                                      NATIONAL LIFE                         NATIONAL LIFE
SUBACCOUNT                                             INVESTMENTS    INSURANCE COMPANY      TOTAL ASSETS   INSURANCE COMPANY
--------------------------------------------------------------------------------------------------------------------------------
M Fund Frontier Capital Appreciation                   $    172,906                     --   $    172,906              $      --
FTVIPT Franklin Small Cap                                 1,331,526             $   13,536      1,345,062                     --
FTVIPT Templeton Foreign Securities                       3,189,614                  1,455      3,191,069                     --
FTVIPT Templeton Foreign Securities Class 2               3,437,519                    509      3,438,028                     --
FTVIPT Templeton Global Asset Allocation                  1,333,139                     --      1,333,139                     --
FTVIPT Templeton Growth Securities                        2,720,291                     --      2,720,291                     --
FTVIPT Templeton Growth Securities Class 2                1,548,746                     --      1,548,746                     --
Janus Aspen Series Balanced                               9,583,863                     --      9,583,863                     57
Janus Aspen Series Balanced Service Shares                  923,468                     --        923,468                     --
Janus Aspen Series Global Technology Service Shares       1,356,278                     --      1,356,278                  1,380
Janus Aspen Series Mid Cap Growth Service Shares            586,346                 13,536        599,882                     --
Janus Aspen Series Worldwide Growth                       8,353,851                     --      8,353,851                  1,517
Janus Aspen Series Worldwide Growth Service Shares        1,065,223                  5,725      1,070,948                     --
Lincoln VIPT Aggressive Growth                               21,499                     --         21,499                     --
Lincoln VIPT Bond                                        20,605,442                    874     20,606,316                     --
Lincoln VIPT Capital Appreciation                         2,596,500                     --      2,596,500                     23
Lincoln VIPT Equity-Income                                2,884,205                     --      2,884,205                     --
Lincoln VIPT Global Asset Allocation                        498,462                     --        498,462                     --
Lincoln VIPT International                                  938,860                     --        938,860                     --
Lincoln VIPT Money Market                                23,709,090                215,352     23,924,442                     --
Lincoln VIPT Social Awareness                               295,956                     --        295,956                     --
MFS VIT Capital Opportunities                               437,898                     --        437,898                     --
MFS VIT Emerging Growth                                   5,889,513                     71      5,889,584                     --
MFS VIT Total Return                                     14,201,369                 17,255     14,218,624                     --
MFS VIT Utilities                                         6,431,805                     --      6,431,805                     56
NB AMT Mid-Cap Growth                                     5,818,792                     --      5,818,792                  1,261
NB AMT Partners                                           1,173,457                     --      1,173,457                     --
NB AMT Regency                                            1,585,886                     --      1,585,886                     --
OCC Accumulation Global Equity                              402,289                     --        402,289                     --
OCC Accumulation Managed                                    856,521                     --        856,521                     --
Putnam VT Growth & Income Class IB                          662,700                    334        663,034                     --
Putnam VT Health Sciences Class IB                          303,744                     --        303,744                     --
Scudder VIT EAFE Equity Index                             2,022,208                     --      2,022,208                    509
Scudder VIT Equity 500 Index                             30,413,489                  1,539     30,415,028                     --
Scudder VIT Small Cap Index                               3,494,068                  6,363      3,500,431                     --
M Fund Turner Core Growth                                   258,496                     --        258,496                     --

                                                       MORTALITY & EXPENSE
                                                       GUARANTEE CHARGES PAYABLE
                                                       TO THE LINCOLN NATIONAL LIFE
SUBACCOUNT                                             INSURANCE COMPANY              NET ASSETS
--------------------------------------------------------------------------------------------------
M Fund Frontier Capital Appreciation                                       $      4   $    172,902
FTVIPT Franklin Small Cap                                                        29      1,345,033
FTVIPT Templeton Foreign Securities                                              70      3,190,999
FTVIPT Templeton Foreign Securities Class 2                                      75      3,437,953
FTVIPT Templeton Global Asset Allocation                                         29      1,333,110
FTVIPT Templeton Growth Securities                                               59      2,720,232
FTVIPT Templeton Growth Securities Class 2                                       34      1,548,712
Janus Aspen Series Balanced                                                     210      9,583,596
Janus Aspen Series Balanced Service Shares                                       20        923,448
Janus Aspen Series Global Technology Service Shares                              30      1,354,868
Janus Aspen Series Mid Cap Growth Service Shares                                 13        599,869
Janus Aspen Series Worldwide Growth                                             183      8,352,151
Janus Aspen Series Worldwide Growth Service Shares                               23      1,070,925
Lincoln VIPT Aggressive Growth                                                   --         21,499
Lincoln VIPT Bond                                                               451     20,605,865
Lincoln VIPT Capital Appreciation                                                57      2,596,420
Lincoln VIPT Equity-Income                                                       63      2,884,142
Lincoln VIPT Global Asset Allocation                                             11        498,451
Lincoln VIPT International                                                       20        938,840
Lincoln VIPT Money Market                                                       520     23,923,922
Lincoln VIPT Social Awareness                                                     6        295,950
MFS VIT Capital Opportunities                                                    10        437,888
MFS VIT Emerging Growth                                                         129      5,889,455
MFS VIT Total Return                                                            311     14,218,313
MFS VIT Utilities                                                               141      6,431,608
NB AMT Mid-Cap Growth                                                           128      5,817,403
NB AMT Partners                                                                  26      1,173,431
NB AMT Regency                                                                   35      1,585,851
OCC Accumulation Global Equity                                                    9        402,280
OCC Accumulation Managed                                                         19        856,502
Putnam VT Growth & Income Class IB                                               14        663,020
Putnam VT Health Sciences Class IB                                                7        303,737
Scudder VIT EAFE Equity Index                                                    44      2,021,655
Scudder VIT Equity 500 Index                                                    665     30,414,363
Scudder VIT Small Cap Index                                                      78      3,500,353
M Fund Turner Core Growth                                                         6        258,490

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2003

                                                       DIVIDENDS    MORTALITY AND    NET
                                                       FROM         EXPENSE          INVESTMENT    NET REALIZED
                                                       INVESTMENT   GUARANTEE        INCOME        GAIN (LOSS)
SUBACCOUNT                                             INCOME       CHARGES          (LOSS)        ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                          $       --   $      (9,843)   $   (9,843)   $     (107,649)
AIM V.I. Diversified Income                                62,599          (7,876)       54,723           (18,992)
AIM V.I. Growth                                                --         (81,615)      (81,615)       (1,227,658)
AIM V.I. International Growth                              13,575         (18,201)       (4,626)         (151,693)
AIM V.I. Premier Equity                                    38,460         (97,977)      (59,517)         (885,249)
ABVPSF Growth and Income                                   25,932         (21,328)        4,604           (62,638)
ABVPSF Premier Growth                                          --          (2,767)       (2,767)            1,844
ABVPSF Small Cap Value                                      7,883         (10,925)       (3,042)           (7,337)
ABVPSF Technology                                              --          (3,647)       (3,647)            8,256
American Funds Global Small Capitalization Class 2         10,878         (14,933)       (4,055)          (10,054)
American Funds Growth Class 2                              21,528        (139,211)     (117,683)         (351,268)
American Funds Growth -- Income Class 2                   165,504        (116,321)       49,183          (115,306)
American Funds International Class 2                       30,348         (14,196)       16,152            13,397
Baron Capital Asset                                            --         (21,194)      (21,194)           13,042
M Fund Brandes International Equity                         2,943            (642)        2,301               586
Delaware VIPT Devon                                         2,426            (448)        1,978           (41,654)
Delaware VIPT Emerging Markets                             27,263          (9,225)       18,038            30,378
Delaware VIPT High Yield                                  148,699         (25,524)      123,175              (605)
Delaware VIPT Large Cap Value                               9,365          (6,415)        2,950            12,652
Delaware VIPT REIT                                         94,757         (31,660)       63,097            50,301
Delaware VIPT Small Cap Value                              41,847         (88,509)      (46,662)          112,745
Delaware VIPT Trend                                            --         (73,058)      (73,058)         (252,812)
Delaware VIPT U.S. Growth                                     186          (1,270)       (1,084)            1,417
Fidelity VIP Asset Manager                                 23,456          (5,148)       18,308           (32,188)
Fidelity VIP Contrafund Service Class                      31,198         (73,577)      (42,379)         (110,479)
Fidelity VIP Equity-Income                                 49,443         (23,008)       26,435           (63,262)
Fidelity VIP Equity-Income Service Class                   14,324          (8,650)        5,674             2,852
Fidelity VIP Growth Service Class                           7,772         (35,693)      (27,921)          (88,247)
Fidelity VIP Growth Opportunities Service Class             8,199         (10,102)       (1,903)          (80,806)
Fidelity VIP High Income Service Class                    111,986         (15,115)       96,871           (42,358)
Fidelity VIP Investment Grade Bond                        130,950         (26,311)      104,639            64,289
Fidelity VIP Overseas Service Class                         1,248          (2,560)       (1,312)            1,181
M Fund Frontier Capital Appreciation                           --            (324)         (324)              226
FTVIPT Franklin Small Cap                                      --          (7,297)       (7,297)           42,053
FTVIPT Templeton Foreign Securities                        46,796         (20,229)       26,567          (203,059)
FTVIPT Templeton Foreign Securities Class 2                45,881         (21,326)       24,555          (132,242)
FTVIPT Templeton Global Asset Allocation                   29,572          (8,614)       20,958           (17,310)
FTVIPT Templeton Growth Securities                         29,543         (15,281)       14,262           (58,266)
FTVIPT Templeton Growth Securities Class 2                 17,777          (9,219)        8,558           (26,587)

                                                       DIVIDENDS                        NET CHANGE         NET INCREASE
                                                       FROM                             IN UNREALIZED      (DECREASE)
                                                       NET REALIZED   NET REALIZED      APPRECIATION       IN NET ASSETS
                                                       GAIN ON        GAIN (LOSS)       OR DEPRECIATION    RESULTING
SUBACCOUNT                                             INVESTMENTS    ON INVESTMENTS    ON INVESTMENTS     FROM OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                          $         --   $     (107,649)   $       432,344    $       314,852
AIM V.I. Diversified Income                                      --          (18,992)            42,290             78,021
AIM V.I. Growth                                                  --       (1,227,658)         4,047,437          2,738,164
AIM V.I. International Growth                                    --         (151,693)           774,351            618,032
AIM V.I. Premier Equity                                          --         (885,249)         3,626,197          2,681,431
ABVPSF Growth and Income                                         --          (62,638)           814,743            756,709
ABVPSF Premier Growth                                            --            1,844             73,804             72,881
ABVPSF Small Cap Value                                       18,806           11,469            511,649            520,076
ABVPSF Technology                                                --            8,256            156,605            161,214
American Funds Global Small Capitalization Class 2               --          (10,054)           827,392            813,283
American Funds Growth Class 2                                    --         (351,268)         5,871,716          5,402,765
American Funds Growth -- Income Class 2                          --         (115,306)         4,235,103          4,168,980
American Funds International Class 2                             --           13,397            610,901            640,450
Baron Capital Asset                                              --           13,042            710,760            702,608
M Fund Brandes International Equity                              --              586             46,330             49,217
Delaware VIPT Devon                                              --          (41,654)            45,011              5,335
Delaware VIPT Emerging Markets                                   --           30,378            606,893            655,309
Delaware VIPT High Yield                                         --             (605)           595,197            717,767
Delaware VIPT Large Cap Value                                    --           12,652            204,340            219,942
Delaware VIPT REIT                                           29,092           79,393          1,031,225          1,173,715
Delaware VIPT Small Cap Value                                    --          112,745          3,850,332          3,916,415
Delaware VIPT Trend                                              --         (252,812)         3,050,989          2,725,119
Delaware VIPT U.S. Growth                                        --            1,417             37,180             37,513
Fidelity VIP Asset Manager                                       --          (32,188)           114,701            100,821
Fidelity VIP Contrafund Service Class                            --         (110,479)         2,466,582          2,313,724
Fidelity VIP Equity-Income                                       --          (63,262)           817,845            781,018
Fidelity VIP Equity-Income Service Class                         --            2,852            299,739            308,265
Fidelity VIP Growth Service Class                                --          (88,247)         1,375,934          1,259,766
Fidelity VIP Growth Opportunities Service Class                  --          (80,806)           402,275            319,566
Fidelity VIP High Income Service Class                           --          (42,358)           363,405            417,918
Fidelity VIP Investment Grade Bond                           46,075          110,364            (71,565)           143,438
Fidelity VIP Overseas Service Class                              --            1,181            138,162            138,031
M Fund Frontier Capital Appreciation                             --              226             23,235             23,137
FTVIPT Franklin Small Cap                                        --           42,053            281,861            316,617
FTVIPT Templeton Foreign Securities                              --         (203,059)           903,484            726,992
FTVIPT Templeton Foreign Securities Class 2                      --         (132,242)           877,214            769,527
FTVIPT Templeton Global Asset Allocation                         --          (17,310)           303,758            307,406
FTVIPT Templeton Growth Securities                               --          (58,266)           604,968            560,964
FTVIPT Templeton Growth Securities Class 2                       --          (26,587)           361,584            343,555

See accompanying notes.

                                                       DIVIDENDS    MORTALITY AND    NET
                                                       FROM         EXPENSE          INVESTMENT    NET REALIZED
                                                       INVESTMENT   GUARANTEE        INCOME        GAIN (LOSS)
SUBACCOUNT                                             INCOME       CHARGES          (LOSS)        ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced                            $  197,041   $     (70,888)   $  126,153    $     (171,386)
Janus Aspen Series Balanced Service Shares                 16,633          (7,140)        9,493             5,985
Janus Aspen Series Global Technology Service Shares            --          (8,916)       (8,916)         (124,232)
Janus Aspen Series Mid Cap Growth Service Shares               --          (1,864)       (1,864)              798
Janus Aspen Series Worldwide Growth                        82,651         (58,692)       23,959          (663,388)
Janus Aspen Series Worldwide Growth Service Shares          7,006          (6,269)          737            (9,628)
Lincoln VIPT Aggressive Growth                                 --            (121)         (121)              (62)
Lincoln VIPT Bond                                         840,462        (153,420)      687,042           252,078
Lincoln VIPT Capital Appreciation                              --         (17,472)      (17,472)         (165,272)
Lincoln VIPT Equity-Income                                 25,227         (19,909)        5,318           (19,657)
Lincoln VIPT Global Asset Allocation                        9,893          (2,621)        7,272            (1,404)
Lincoln VIPT International                                 14,250          (3,587)       10,663             2,180
Lincoln VIPT Money Market                                 200,682        (233,699)      (33,017)               --
Lincoln VIPT Social Awareness                               2,067          (1,764)          303            (9,774)
MFS VIT Capital Opportunities                                 754          (2,365)       (1,611)           13,070
MFS VIT Emerging Growth                                        --         (40,931)      (40,931)         (635,623)
MFS VIT Total Return                                      207,918         (98,082)      109,836           (15,823)
MFS VIT Utilities                                         110,289         (40,100)       70,189          (237,788)
NB AMT Mid-Cap Growth                                          --         (38,394)      (38,394)         (370,222)
NB AMT Partners                                                --          (8,871)       (8,871)          (26,699)
NB AMT Regency                                                 --          (8,275)       (8,275)          (39,445)
OCC Accumulation Global Equity                              2,178          (2,703)         (525)          (10,287)
OCC Accumulation Managed                                   14,999          (6,117)        8,882           (62,569)
Putnam VT Growth & Income Class IB                          7,487          (3,640)        3,847             2,290
Putnam VT Health Sciences Class IB                            401          (1,530)       (1,129)              (69)
Scudder VIT EAFE Equity Index                              65,409         (12,243)       53,166           (54,093)
Scudder VIT Equity 500 Index                              293,793        (196,826)       96,967          (675,066)
Scudder VIT Small Cap Index                                20,868         (19,715)        1,153           (28,525)
M Fund Turner Core Growth                                     483            (495)          (12)              110

                                                       DIVIDENDS                        NET CHANGE         NET INCREASE
                                                       FROM                             IN UNREALIZED      (DECREASE)
                                                       NET REALIZED   NET REALIZED      APPRECIATION       IN NET ASSETS
                                                       GAIN ON        GAIN (LOSS)       OR DEPRECIATION    RESULTING
SUBACCOUNT                                             INVESTMENTS    ON INVESTMENTS    ON INVESTMENTS     FROM OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced                            $         --   $     (171,386)   $     1,143,227    $     1,097,994
Janus Aspen Series Balanced Service Shares                       --            5,985             95,008            110,486
Janus Aspen Series Global Technology Service Shares              --         (124,232)           553,375            420,227
Janus Aspen Series Mid Cap Growth Service Shares                 --              798             73,823             72,757
Janus Aspen Series Worldwide Growth                              --         (663,388)         2,226,882          1,587,453
Janus Aspen Series Worldwide Growth Service Shares               --           (9,628)           189,702            180,811
Lincoln VIPT Aggressive Growth                                   --              (62)             4,740              4,557
Lincoln VIPT Bond                                           171,963          424,041             65,625          1,176,708
Lincoln VIPT Capital Appreciation                                --         (165,272)           793,242            610,498
Lincoln VIPT Equity-Income                                       --          (19,657)           708,617            694,278
Lincoln VIPT Global Asset Allocation                             --           (1,404)            56,938             62,806
Lincoln VIPT International                                       --            2,180            173,350            186,193
Lincoln VIPT Money Market                                        --               --                 --            (33,017)
Lincoln VIPT Social Awareness                                    --           (9,774)            70,713             61,242
MFS VIT Capital Opportunities                                    --           13,070             66,425             77,884
MFS VIT Emerging Growth                                          --         (635,623)         1,978,522          1,301,968
MFS VIT Total Return                                             --          (15,823)         1,719,276          1,813,289
MFS VIT Utilities                                                --         (237,788)         1,699,066          1,531,467
NB AMT Mid-Cap Growth                                            --         (370,222)         1,576,914          1,168,298
NB AMT Partners                                                  --          (26,699)           358,258            322,688
NB AMT Regency                                                   --          (39,445)           368,152            320,432
OCC Accumulation Global Equity                                   --          (10,287)           105,745             94,933
OCC Accumulation Managed                                         --          (62,569)           193,582            139,895
Putnam VT Growth & Income Class IB                               --            2,290            109,045            115,182
Putnam VT Health Sciences Class IB                               --              (69)            32,323             31,125
Scudder VIT EAFE Equity Index                                    --          (54,093)           471,537            470,610
Scudder VIT Equity 500 Index                                     --         (675,066)         6,881,246          6,303,147
Scudder VIT Small Cap Index                                      --          (28,525)           982,723            955,351
M Fund Turner Core Growth                                        --              110             19,368             19,466

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2002 AND 2003

                                                   AIM             AIM                            AIM
                                                   V.I.            V.I.           AIM             V.I.
                                                   CAPITAL         DIVERSIFIED    V.I.            INTERNATIONAL
                                                   APPRECIATION    INCOME         GROWTH          GROWTH
                                                   SUBACCOUNT      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                      $  1,450,428    $   787,950    $ 10,833,918    $   1,898,306
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                       (10,122)        64,689         (76,760)          (4,291)
  -  Net realized gain (loss) on investments           (114,379)       (16,407)     (2,630,549)        (212,092)
  -  Net change in unrealized appreciation or
       depreciation on investments                     (238,050)       (27,737)     (1,022,179)        (147,772)
------------------------------------------------   ------------    -----------    ------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                     (362,551)        20,545      (3,729,488)        (364,155)
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                              242,519        229,722       3,146,908          824,602
  -  Participant withdrawals                           (211,048)      (122,170)     (1,507,474)        (334,616)
------------------------------------------------   ------------    -----------    ------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                31,471        107,552       1,639,434          489,986
------------------------------------------------   ------------    -----------    ------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (331,080)       128,097      (2,090,054)         125,831
------------------------------------------------   ------------    -----------    ------------    -------------
NET ASSETS AT DECEMBER 31, 2002                       1,119,348        916,047       8,743,864        2,024,137
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                        (9,843)        54,723         (81,615)          (4,626)
  -  Net realized gain (loss) on investments           (107,649)       (18,992)     (1,227,658)        (151,693)
  -  Net change in unrealized appreciation or
       depreciation on investments                      432,344         42,290       4,047,437          774,351
------------------------------------------------   ------------    -----------    ------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                      314,852         78,021       2,738,164          618,032
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                              189,519        144,522       2,252,795          461,597
  -  Participant withdrawals                           (287,626)      (100,730)     (1,558,794)        (233,337)
------------------------------------------------   ------------    -----------    ------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                               (98,107)        43,792         694,001          228,260
------------------------------------------------   ------------    -----------    ------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 216,745        121,813       3,432,165          846,292
------------------------------------------------   ------------    -----------    ------------    -------------
NET ASSETS AT DECEMBER 31, 2003                    $  1,336,093    $ 1,037,860    $ 12,176,029    $   2,870,429
================================================   ============    ===========    ============    =============

                                                   AIM             ABVPSF
                                                   V.I.            GROWTH         ABVPSF          ABVPSF
                                                   PREMIER         AND            PREMIER         SMALL CAP
                                                   EQUITY          INCOME         GROWTH          VALUE
                                                   SUBACCOUNT      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                      $ 14,517,325    $    429,604   $     29,684    $     135,625
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                       (55,997)         (2,448)          (646)          (3,737)
  -  Net realized gain (loss) on investments         (1,157,531)          1,162         (1,089)         (13,701)
  -  Net change in unrealized appreciation or
       depreciation on investments                   (3,546,176)       (327,673)       (26,394)         (69,532)
------------------------------------------------   ------------    ------------   ------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   (4,759,704)       (328,959)       (28,129)         (86,970)
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                            3,731,812       1,861,683        188,956          897,629
  -  Participant withdrawals                         (2,137,453)       (125,263)       (18,719)         (52,861)
------------------------------------------------   ------------    ------------   ------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                             1,594,359       1,736,420        170,237          844,768
------------------------------------------------   ------------    ------------   ------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS              (3,165,345)      1,407,461        142,108          757,798
------------------------------------------------   ------------    ------------   ------------    -------------
NET ASSETS AT DECEMBER 31, 2002                      11,351,980       1,837,065        171,792          893,423
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                       (59,517)          4,604         (2,767)          (3,042)
  -  Net realized gain (loss) on investments           (885,249)        (62,638)         1,844           11,469
  -  Net change in unrealized appreciation or
       depreciation on investments                    3,626,197         814,743         73,804          511,649
------------------------------------------------   ------------    ------------   ------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                    2,681,431         756,709         72,881          520,076
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                            2,702,674       1,895,116        354,208          886,627
  -  Participant withdrawals                         (2,647,516)       (211,093)       (33,627)        (121,523)
------------------------------------------------   ------------    ------------   ------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                55,158       1,684,023        320,581          765,104
------------------------------------------------   ------------    ------------   ------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               2,736,589       2,440,732        393,462        1,285,180
------------------------------------------------   ------------    ------------   ------------    -------------
NET ASSETS AT DECEMBER 31, 2003                    $ 14,088,569    $  4,277,797   $    565,254    $   2,178,603
================================================   ============    ============   ============    =============

See accompanying notes.

                                                                   AMERICAN
                                                                   FUNDS                             AMERICAN
                                                                   GLOBAL SMALL      AMERICAN        FUNDS GROWTH-
                                                   ABVPSF          CAPITALIZATION    FUNDS GROWTH    INCOME
                                                   TECHNOLOGY      CLASS 2           CLASS 2         CLASS 2
                                                   SUBACCOUNT      SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                      $     30,521    $    1,129,582    $ 10,604,122    $   8,066,285
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                          (162)             (938)        (91,665)          38,796
  -  Net realized gain (loss) on investments             (3,782)          (81,999)       (819,792)        (379,689)
  -  Net change in unrealized appreciation or
       depreciation on investments                       (4,461)         (216,336)     (2,568,631)      (1,880,603)
------------------------------------------------   ------------    --------------    ------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                       (8,405)         (299,273)     (3,480,088)      (2,221,496)
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                               31,281           736,062       8,157,721        7,521,559
  -  Participant withdrawals                             (4,047)         (173,210)     (1,683,959)      (1,401,358)
------------------------------------------------   ------------    --------------    ------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                27,234           562,852       6,473,762        6,120,201
------------------------------------------------   ------------    --------------    ------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  18,829           263,579       2,993,674        3,898,705
------------------------------------------------   ------------    --------------    ------------    -------------
NET ASSETS AT DECEMBER 31, 2002                          49,350         1,393,161      13,597,796       11,964,990
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                        (3,647)           (4,055)       (117,683)          49,183
  -  Net realized gain (loss) on investments              8,256           (10,054)       (351,268)        (115,306)
  -  Net change in unrealized appreciation or
       depreciation on investments                      156,605           827,392       5,871,716        4,235,103
------------------------------------------------   ------------    --------------    ------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                      161,214           813,283       5,402,765        4,168,980
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                              793,193           762,734       6,569,184        4,349,379
  -  Participant withdrawals                            (23,430)         (189,082)     (1,945,339)      (1,445,477)
------------------------------------------------   ------------    --------------    ------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                               769,763           573,652       4,623,845        2,903,902
------------------------------------------------   ------------    --------------    ------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 930,977         1,386,935      10,026,610        7,072,882
------------------------------------------------   ------------    --------------    ------------    -------------
NET ASSETS AT DECEMBER 31, 2003                    $    980,327    $    2,780,096    $ 23,624,406    $  19,037,872
================================================   ============    ==============    ============    =============

                                                   AMERICAN                         M FUND
                                                   FUNDS            BARON           BRANDES         DELAWARE
                                                   INTERNATIONAL    CAPITAL         INTERNATIONAL   VIPT
                                                   CLASS 2          ASSET           EQUITY          DEVON
                                                   SUBACCOUNT       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
----------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                      $     164,590    $  1,669,082    $          --   $    152,790
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                          7,170         (17,233)              --             12
  -  Net realized gain (loss) on investments              (8,962)         17,680               --         (4,362)
  -  Net change in unrealized appreciation or
       depreciation on investments                       (61,360)       (387,075)              --        (34,831)
------------------------------------------------   -------------    ------------    -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                       (63,152)       (386,628)              --        (39,181)
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                               933,403       1,255,779               --         89,407
  -  Participant withdrawals                             (62,833)       (272,102)              --        (28,146)
------------------------------------------------   -------------    ------------    -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                870,570         983,677               --         61,261
------------------------------------------------   -------------    ------------    -------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  807,418         597,049               --         22,080
------------------------------------------------   -------------    ------------    -------------   ------------
NET ASSETS AT DECEMBER 31, 2002                          972,008       2,266,131               --        174,870
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                         16,152         (21,194)           2,301          1,978
  -  Net realized gain (loss) on investments              13,397          13,042              586        (41,654)
  -  Net change in unrealized appreciation or
       depreciation on investments                       610,901         710,760           46,330         45,011
------------------------------------------------   -------------    ------------    -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                       640,450         702,608           49,217          5,335
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                             1,434,523         558,318          336,008          8,926
  -  Participant withdrawals                            (125,650)       (316,225)         (38,358)      (189,131)
------------------------------------------------   -------------    ------------    -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                              1,308,873         242,093          297,650       (180,205)
------------------------------------------------   -------------    ------------    -------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                1,949,323         944,701          346,867       (174,870)
------------------------------------------------   -------------    ------------    -------------   ------------
NET ASSETS AT DECEMBER 31, 2003                    $   2,921,331    $  3,210,832    $     346,867   $         --
================================================   =============    ============    =============   ============

See accompanying notes.

                                                   DELAWARE                        DELAWARE
                                                   VIPT            DELAWARE        VIPT            DELAWARE
                                                   EMERGING        VIPT            LARGE           VIPT
                                                   MARKETS         HIGH YIELD      CAP VALUE       REIT
                                                   SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                      $    595,158    $    938,182    $     17,315    $  1,453,504
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                        12,815         119,638            (482)         29,270
  -  Net realized gain (loss) on investments               (192)        (93,983)        (13,785)         38,746
  -  Net change in unrealized appreciation or
       depreciation on investments                       (2,392)          6,062          (4,721)          3,144
------------------------------------------------   ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                       10,231          31,717         (18,988)         71,160
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                              452,726       1,012,238         465,115       1,956,688
  -  Participant withdrawals                           (161,376)       (273,552)        (45,245)       (406,667)
------------------------------------------------   ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                               291,350         738,686         419,870       1,550,021
------------------------------------------------   ------------    ------------    ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 301,581         770,403         400,882       1,621,181
------------------------------------------------   ------------    ------------    ------------    ------------
NET ASSETS AT DECEMBER 31, 2002                         896,739       1,708,585         418,197       3,074,685
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                        18,038         123,175           2,950          63,097
  -  Net realized gain (loss) on investments             30,378            (605)         12,652          79,393
  -  Net change in unrealized appreciation or
       depreciation on investments                      606,893         595,197         204,340       1,031,225
------------------------------------------------   ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                      655,309         717,767         219,942       1,173,715
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                              557,927       2,470,736         724,524       1,366,131
  -  Participant withdrawals                           (175,782)       (249,027)       (102,475)       (349,149)
------------------------------------------------   ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                               382,145       2,221,709         622,049       1,016,982
------------------------------------------------   ------------    ------------    ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               1,037,454       2,939,476         841,991       2,190,697
------------------------------------------------   ------------    ------------    ------------    ------------
NET ASSETS AT DECEMBER 31, 2003                    $  1,934,193    $  4,648,061    $  1,260,188    $  5,265,382
================================================   ============    ============    ============    ============

                                                   DELAWARE                        DELAWARE        FIDELITY
                                                   VIPT            DELAWARE        VIPT            VIP
                                                   SMALL           VIPT            U.S.            ASSET
                                                   CAP VALUE       TREND           GROWTH          MANAGER
                                                   SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                      $  5,617,591    $  8,153,753    $        985    $    798,451
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                       (28,457)        (60,006)           (234)         23,290
  -  Net realized gain (loss) on investments            150,382        (400,841)           (605)        (69,873)
  -  Net change in unrealized appreciation or
       depreciation on investments                     (882,172)     (1,303,103)        (15,650)        (40,309)
------------------------------------------------   ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                     (760,247)     (1,763,950)        (16,489)        (86,892)
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                            5,265,111       2,313,540          94,930         106,016
  -  Participant withdrawals                           (844,409)       (788,541)         (9,446)       (166,118)
------------------------------------------------   ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                             4,420,702       1,524,999          85,484         (60,102)
------------------------------------------------   ------------    ------------    ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               3,660,455        (238,951)         68,995        (146,994)
------------------------------------------------   ------------    ------------    ------------    ------------
NET ASSETS AT DECEMBER 31, 2002                       9,278,046       7,914,802          69,980         651,457
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                       (46,662)        (73,058)         (1,084)         18,308
  -  Net realized gain (loss) on investments            112,745        (252,812)          1,417         (32,188)
  -  Net change in unrealized appreciation or
       depreciation on investments                    3,850,332       3,050,989          37,180         114,701
------------------------------------------------   ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                    3,916,415       2,725,119          37,513         100,821
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                            3,002,117       1,847,473         117,188          82,725
  -  Participant withdrawals                         (1,065,192)     (1,034,675)        (11,682)       (140,907)
------------------------------------------------   ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                             1,936,925         812,798         105,506         (58,182)
------------------------------------------------   ------------    ------------    ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               5,853,340       3,537,917         143,019          42,639
------------------------------------------------   ------------    ------------    ------------    ------------
NET ASSETS AT DECEMBER 31, 2003                    $ 15,131,386    $ 11,452,719    $    212,999    $    694,096
================================================   ============    ============    ============    ============

See accompanying notes.

                                                                                       FIDELITY
                                                   FIDELITY          FIDELITY          VIP               FIDELITY
                                                   VIP               VIP               EQUITY-           VIP
                                                   CONTRAFUND        EQUITY-           INCOME            GROWTH
                                                   SERVICE CLASS     INCOME            SERVICE CLASS     SERVICE CLASS
                                                   SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                      $    6,738,865    $    3,013,213    $      244,370    $    3,494,841
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                          (9,706)           27,183               612           (23,687)
  -  Net realized gain (loss) on investments             (148,023)         (126,047)           (2,785)         (167,228)
  -  Net change in unrealized appreciation or
       depreciation on investments                       (633,014)         (504,304)          (61,788)       (1,136,834)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                       (790,743)         (603,168)          (63,961)       (1,327,749)
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                              2,816,182           503,643           571,780         1,775,454
  -  Participant withdrawals                             (805,637)         (335,758)          (56,241)         (385,708)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                               2,010,545           167,885           515,539         1,389,746
------------------------------------------------   --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 1,219,802          (435,283)          451,578            61,997
------------------------------------------------   --------------    --------------    --------------    --------------
NET ASSETS AT DECEMBER 31, 2002                         7,958,667         2,577,930           695,948         3,556,838
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                         (42,379)           26,435             5,674           (27,921)
  -  Net realized gain (loss) on investments             (110,479)          (63,262)            2,852           (88,247)
  -  Net change in unrealized appreciation or
       depreciation on investments                      2,466,582           817,845           299,739         1,375,934
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                      2,313,724           781,018           308,265         1,259,766
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                              2,360,403           507,504           637,681         1,316,717
  -  Participant withdrawals                           (1,075,625)         (305,561)         (112,243)         (589,223)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                               1,284,778           201,943           525,438           727,494
------------------------------------------------   --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 3,598,502           982,961           833,703         1,987,260
------------------------------------------------   --------------    --------------    --------------    --------------
NET ASSETS AT DECEMBER 31, 2003                    $   11,557,169    $    3,560,891    $    1,529,651    $    5,544,098
================================================   ==============    ==============    ==============    ==============

                                                   FIDELITY          FIDELITY
                                                   VIP               VIP               FIDELITY          FIDELITY
                                                   GROWTH            HIGH              VIP               VIP
                                                   OPPORTUNITIES     INCOME            INVESTMENT        OVERSEAS
                                                   SERVICE CLASS     SERVICE CLASS     GRADE BOND        SERVICE CLASS
                                                   SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                      $    1,373,173    $    1,237,752    $    2,719,392    $       48,082
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                           2,034           120,752            84,919              (131)
  -  Net realized gain (loss) on investments              (82,634)          (76,872)           27,043              (602)
  -  Net change in unrealized appreciation or
       depreciation on investments                       (240,534)          (11,617)          161,205           (13,033)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                       (321,134)           32,263           273,167           (13,766)
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                                399,783           351,519           499,821            41,168
  -  Participant withdrawals                             (271,651)         (202,938)         (256,754)           (6,147)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                 128,132           148,581           243,067            35,021
------------------------------------------------   --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (193,002)          180,844           516,234            21,255
------------------------------------------------   --------------    --------------    --------------    --------------
NET ASSETS AT DECEMBER 31, 2002                         1,180,171         1,418,596         3,235,626            69,337
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                          (1,903)           96,871           104,639            (1,312)
  -  Net realized gain (loss) on investments              (80,806)          (42,358)          110,364             1,181
  -  Net change in unrealized appreciation or
       depreciation on investments                        402,275           363,405           (71,565)          138,162
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                        319,566           417,918           143,438           138,031
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                                348,974           591,196           853,375           672,445
  -  Participant withdrawals                             (441,828)         (200,040)         (510,554)          (28,451)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                 (92,854)          391,156           342,821           643,994
------------------------------------------------   --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   226,712           809,074           486,259           782,025
------------------------------------------------   --------------    --------------    --------------    --------------
NET ASSETS AT DECEMBER 31, 2003                    $    1,406,883    $    2,227,670    $    3,721,885    $      851,362
================================================   ==============    ==============    ==============    ==============

See accompanying notes.

                                                                                                         FTVIPT
                                                   M FUND                              FTVIPT            TEMPLETON
                                                   FRONTIER          FTVIPT            TEMPLETON         FOREIGN
                                                   CAPITAL           FRANKLIN          FOREIGN           SECURITIES
                                                   APPRECIATION      SMALL CAP         SECURITIES        CLASS 2
                                                   SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                      $           --    $       43,990    $    3,369,300    $    2,429,325
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                              --            (1,028)           31,434            17,485
  -  Net realized gain (loss) on investments                   --           (14,948)         (426,544)         (121,891)
  -  Net change in unrealized appreciation or
       depreciation on investments                             --           (72,800)         (231,875)         (377,729)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                             --           (88,776)         (626,985)         (482,135)
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                                     --           680,597           321,848           663,699
  -  Participant withdrawals                                   --           (63,276)         (684,420)         (272,094)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                      --           617,321          (362,572)          391,605
------------------------------------------------   --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        --           528,545          (989,557)          (90,530)
------------------------------------------------   --------------    --------------    --------------    --------------
NET ASSETS AT DECEMBER 31, 2002                                --           572,535         2,379,743         2,338,795
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                            (324)           (7,297)           26,567            24,555
  -  Net realized gain (loss) on investments                  226            42,053          (203,059)         (132,242)
  -  Net change in unrealized appreciation or
       depreciation on investments                         23,235           281,861           903,484           877,214
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                         23,137           316,617           726,992           769,527
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                                168,004           527,169           350,469           674,051
  -  Participant withdrawals                              (18,239)          (71,288)         (266,205)         (344,420)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                 149,765           455,881            84,264           329,631
------------------------------------------------   --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   172,902           772,498           811,256         1,099,158
------------------------------------------------   --------------    --------------    --------------    --------------
NET ASSETS AT DECEMBER 31, 2003                    $      172,902    $    1,345,033    $    3,190,999    $    3,437,953
================================================   ==============    ==============    ==============    ==============

                                                                                       FTVIPT
                                                   FTVIPT            FTVIPT            TEMPLETON         JANUS
                                                   TEMPLETON         TEMPLETON         GROWTH            ASPEN
                                                   GLOBAL ASSET      GROWTH            SECURITIES        SERIES
                                                   ALLOCATION        SECURITIES        CLASS 2           BALANCED
                                                   SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                      $      661,999    $      352,604    $      655,769    $    7,540,895
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                           6,328             9,456            13,243           140,886
  -  Net realized gain (loss) on investments              (22,612)          (33,687)          (31,162)         (131,034)
  -  Net change in unrealized appreciation or
       depreciation on investments                        (11,664)         (195,009)         (209,770)         (612,676)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                        (27,948)         (219,240)         (227,689)         (602,824)
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                                385,586         1,652,608           698,960         2,485,458
  -  Participant withdrawals                              (68,219)         (112,047)         (188,800)         (956,003)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                 317,367         1,540,561           510,160         1,529,455
------------------------------------------------   --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   289,419         1,321,321           282,471           926,631
------------------------------------------------   --------------    --------------    --------------    --------------
NET ASSETS AT DECEMBER 31, 2002                           951,418         1,673,925           938,240         8,467,526
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                          20,958            14,262             8,558           126,153
  -  Net realized gain (loss) on investments              (17,310)          (58,266)          (26,587)         (171,386)
  -  Net change in unrealized appreciation or
       depreciation on investments                        303,758           604,968           361,584         1,143,227
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                        307,406           560,964           343,555         1,097,994
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                                189,841           616,854           399,402         1,786,803
  -  Participant withdrawals                             (115,555)         (131,511)         (132,485)       (1,768,727)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                  74,286           485,343           266,917            18,076
------------------------------------------------   --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   381,692         1,046,307           610,472         1,116,070
------------------------------------------------   --------------    --------------    --------------    --------------
NET ASSETS AT DECEMBER 31, 2003                    $    1,333,110    $    2,720,232    $    1,548,712    $    9,583,596
================================================   ==============    ==============    ==============    ==============

See accompanying notes.

                                                   JANUS             JANUS             JANUS
                                                   ASPEN             ASPEN             ASPEN             JANUS
                                                   SERIES            SERIES            SERIES            ASPEN
                                                   BALANCED          GLOBAL            MID CAP           SERIES
                                                   SERVICE           TECHNOLOGY        GROWTH            WORLDWIDE
                                                   SHARES            SERVICE SHARES    SERVICE SHARES    GROWTH
                                                   SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                      $       50,266    $    2,102,043    $        3,421    $    8,073,384
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                           9,577           (10,875)             (204)           10,905
  -  Net realized gain (loss) on investments              (11,600)         (805,508)             (834)         (523,541)
  -  Net change in unrealized appreciation or
       depreciation on investments                        (39,258)           50,657            (7,499)       (1,754,041)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                        (41,281)         (765,726)           (8,537)       (2,266,677)
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                                891,152           292,835            48,085         2,287,969
  -  Participant withdrawals                              (91,657)         (736,064)           (7,073)       (1,212,756)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                 799,495          (443,229)           41,012         1,075,213
------------------------------------------------   --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   758,214        (1,208,955)           32,475        (1,191,464)
------------------------------------------------   --------------    --------------    --------------    --------------
NET ASSETS AT DECEMBER 31, 2002                           808,480           893,088            35,896         6,881,920
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                           9,493            (8,916)           (1,864)           23,959
  -  Net realized gain (loss) on investments                5,985          (124,232)              798          (663,388)
  -  Net change in unrealized appreciation or
       depreciation on investments                         95,008           553,375            73,823         2,226,882
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                        110,486           420,227            72,757         1,587,453
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                                137,268           167,585           510,945         1,674,557
  -  Participant withdrawals                             (132,786)         (126,032)          (19,729)       (1,791,779)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                   4,482            41,553           491,216          (117,222)
------------------------------------------------   --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   114,968           461,780           563,973         1,470,231
------------------------------------------------   --------------    --------------    --------------    --------------
NET ASSETS AT DECEMBER 31, 2003                    $      923,448    $    1,354,868    $      599,869    $    8,352,151
================================================   ==============    ==============    ==============    ==============

                                                   JANUS
                                                   ASPEN
                                                   SERIES            LINCOLN                             LINCOLN
                                                   WORLDWIDE         VIPT              LINCOLN           VIPT
                                                   GROWTH            AGGRESSIVE        VIPT              CAPITAL
                                                   SERVICE SHARES    GROWTH            BOND              APPRECIATION
                                                   SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                      $      135,876    $          990    $    9,508,414    $    2,570,582
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                             257               (55)          584,023           (17,563)
  -  Net realized gain (loss) on investments               (6,620)             (289)          102,133          (281,314)
  -  Net change in unrealized appreciation or
       depreciation on investments                       (101,906)           (1,936)          463,127          (389,141)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                       (108,269)           (2,280)        1,149,283          (688,018)
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                                647,039            12,068         6,469,658           534,789
  -  Participant withdrawals                              (69,325)           (2,007)       (1,692,437)         (534,470)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                 577,714            10,061         4,777,221               319
------------------------------------------------   --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   469,445             7,781         5,926,504          (687,699)
------------------------------------------------   --------------    --------------    --------------    --------------
NET ASSETS AT DECEMBER 31, 2002                           605,321             8,771        15,434,918         1,882,883
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                             737              (121)          687,042           (17,472)
  -  Net realized gain (loss) on investments               (9,628)              (62)          424,041          (165,272)
  -  Net change in unrealized appreciation or
       depreciation on investments                        189,702             4,740            65,625           793,242
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                        180,811             4,557         1,176,708           610,498
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                                362,928            10,224         6,821,962           435,739
  -  Participant withdrawals                              (78,135)           (2,053)       (2,827,723)         (332,700)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                 284,793             8,171         3,994,239           103,039
------------------------------------------------   --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   465,604            12,728         5,170,947           713,537
------------------------------------------------   --------------    --------------    --------------    --------------
NET ASSETS AT DECEMBER 31, 2003                    $    1,070,925    $       21,499    $   20,605,865    $    2,596,420
================================================   ==============    ==============    ==============    ==============

See accompanying notes.

                                                                     LINCOLN
                                                   LINCOLN           VIPT                                LINCOLN
                                                   VIPT              GLOBAL            LINCOLN           VIPT
                                                   EQUITY-           ASSET             VIPT              MONEY
                                                   INCOME            ALLOCATION        INTERNATIONAL     MARKET
                                                   SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                      $    2,298,627    $      140,470    $       29,873    $   30,337,302
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                           6,904             1,595             1,453           178,068
  -  Net realized gain (loss) on investments              (64,714)           (5,962)           (1,889)               --
  -  Net change in unrealized appreciation or
       depreciation on investments                       (343,306)          (25,879)           (6,742)               --
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                       (401,116)          (30,246)           (7,178)          178,068
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                                458,967           138,680           143,293        36,372,027
  -  Participant withdrawals                             (261,864)          (24,280)           (9,748)      (37,954,148)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                 197,103           114,400           133,545        (1,582,121)
------------------------------------------------   --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (204,013)           84,154           126,367        (1,404,053)
------------------------------------------------   --------------    --------------    --------------    --------------
NET ASSETS AT DECEMBER 31, 2002                         2,094,614           224,624           156,240        28,933,249
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                           5,318             7,272            10,663           (33,017)
  -  Net realized gain (loss) on investments              (19,657)           (1,404)            2,180                --
  -  Net change in unrealized appreciation or
       depreciation on investments                        708,617            56,938           173,350                --
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                        694,278            62,806           186,193           (33,017)
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                                554,349           234,637           667,483        23,489,238
  -  Participant withdrawals                             (459,099)          (23,616)          (71,076)      (28,465,548)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                  95,250           211,021           596,407        (4,976,310)
------------------------------------------------   --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   789,528           273,827           782,600        (5,009,327)
------------------------------------------------   --------------    --------------    --------------    --------------
NET ASSETS AT DECEMBER 31, 2003                    $    2,884,142    $      498,451    $      938,840    $   23,923,922
================================================   ==============    ==============    ==============    ==============

                                                   LINCOLN
                                                   VIPT              MFS VIT           MFS VIT           MFS VIT
                                                   SOCIAL            CAPITAL           EMERGING          TOTAL
                                                   AWARENESS         OPPORTUNITIES     GROWTH            RETURN
                                                   SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                      $      206,517    $       18,857    $    6,759,284    $    6,996,095
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                             372              (558)          (43,423)           61,096
  -  Net realized gain (loss) on investments              (12,923)             (988)       (1,148,598)           56,365
  -  Net change in unrealized appreciation or
       depreciation on investments                        (34,272)          (25,924)       (1,204,563)         (711,019)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                        (46,823)          (27,470)       (2,396,584)         (593,558)
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                                 56,984           175,968         1,672,866         5,539,082
  -  Participant withdrawals                              (30,119)           (9,983)       (1,536,207)       (1,110,030)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                  26,865           165,985           136,659         4,429,052
------------------------------------------------   --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   (19,958)          138,515        (2,259,925)        3,835,494
------------------------------------------------   --------------    --------------    --------------    --------------
NET ASSETS AT DECEMBER 31, 2002                           186,559           157,372         4,499,359        10,831,589
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                             303            (1,611)          (40,931)          109,836
  -  Net realized gain (loss) on investments               (9,774)           13,070          (635,623)          (15,823)
  -  Net change in unrealized appreciation or
       depreciation on investments                         70,713            66,425         1,978,522         1,719,276
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                         61,242            77,884         1,301,968         1,813,289
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                                 73,259           223,051         1,245,516         2,925,092
  -  Participant withdrawals                              (25,110)          (20,419)       (1,157,388)       (1,351,657)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                  48,149           202,632            88,128         1,573,435
------------------------------------------------   --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   109,391           280,516         1,390,096         3,386,724
------------------------------------------------   --------------    --------------    --------------    --------------
NET ASSETS AT DECEMBER 31, 2003                    $      295,950    $      437,888    $    5,889,455    $   14,218,313
================================================   ==============    ==============    ==============    ==============

See accompanying notes.


                                                                     NB AMT
                                                   MFS VIT           MID-CAP           NB AMT            NB AMT
                                                   UTILITIES         GROWTH            PARTNERS          REGENCY
                                                   SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                      $    5,068,638    $    4,224,084    $    1,090,897    $      168,012
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                          83,811           (32,646)           (3,179)           (4,865)
  -  Net realized gain (loss) on investments             (822,215)         (546,582)          (36,569)          (18,201)
  -  Net change in unrealized appreciation or
       depreciation on investments                       (506,264)         (907,855)         (262,525)          (95,251)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                     (1,244,668)       (1,487,083)         (302,273)         (118,317)
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                              1,207,926         1,953,990           307,616         1,015,209
  -  Participant withdrawals                             (892,943)         (472,247)         (108,858)          (34,530)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                 314,983         1,481,743           198,758           980,679
------------------------------------------------   --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (929,685)           (5,340)         (103,515)          862,362
------------------------------------------------   --------------    --------------    --------------    --------------
NET ASSETS AT DECEMBER 31, 2002                         4,138,953         4,218,744           987,382         1,030,374
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                          70,189           (38,394)           (8,871)           (8,275)
  -  Net realized gain (loss) on investments             (237,788)         (370,222)          (26,699)          (39,445)
  -  Net change in unrealized appreciation or
       depreciation on investments                      1,699,066         1,576,914           358,258           368,152
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                      1,531,467         1,168,298           322,688           320,432
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                              1,370,716           952,009           176,556           303,590
  -  Participant withdrawals                             (609,528)         (521,648)         (313,195)          (68,545)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                 761,188           430,361          (136,639)          235,045
------------------------------------------------   --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 2,292,655         1,598,659           186,049           555,477
------------------------------------------------   --------------    --------------    --------------    --------------
NET ASSETS AT DECEMBER 31, 2003                    $    6,431,608    $    5,817,403    $    1,173,431    $    1,585,851
================================================   ==============    ==============    ==============    ==============

                                                   OCC                                 PUTNAM VT         PUTNAM VT
                                                   ACCUMULATION      OCC               GROWTH &          HEALTH
                                                   GLOBAL            ACCUMULATION      INCOME            SCIENCES
                                                   EQUITY            MANAGED           CLASS IB          CLASS IB
                                                   SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                      $      566,717    $    1,139,603    $        6,903    $        4,656
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                            (929)           12,069              (417)             (161)
  -  Net realized gain (loss) on investments              (89,089)          (53,448)          (12,068)             (498)
  -  Net change in unrealized appreciation or
       depreciation on investments                         (4,254)         (153,171)          (11,594)           (2,640)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                        (94,272)         (194,550)          (24,079)           (3,299)
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                                 71,198            67,740           374,285            69,408
  -  Participant withdrawals                             (241,932)         (179,667)          (26,732)           (5,611)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                (170,734)         (111,927)          347,553            63,797
------------------------------------------------   --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (265,006)         (306,477)          323,474            60,498
------------------------------------------------   --------------    --------------    --------------    --------------
NET ASSETS AT DECEMBER 31, 2002                           301,711           833,126           330,377            65,154
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                            (525)            8,882             3,847            (1,129)
  -  Net realized gain (loss) on investments              (10,287)          (62,569)            2,290               (69)
  -  Net change in unrealized appreciation or
       depreciation on investments                        105,745           193,582           109,045            32,323
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                         94,933           139,895           115,182            31,125
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                                 61,650            70,988           254,793           220,768
  -  Participant withdrawals                              (56,014)         (187,507)          (37,332)          (13,310)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                   5,636          (116,519)          217,461           207,458
------------------------------------------------   --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   100,569            23,376           332,643           238,583
------------------------------------------------   --------------    --------------    --------------    --------------
NET ASSETS AT DECEMBER 31, 2003                    $      402,280    $      856,502    $      663,020    $      303,737
================================================   ==============    ==============    ==============    ==============

See accompanying notes.

                                                   SCUDDER           SCUDDER           SCUDDER           M FUND
                                                   VIT               VIT               VIT               TURNER
                                                   EAFE              EQUITY            SMALL             CORE
                                                   EQUITY INDEX      500 INDEX         CAP INDEX         GROWTH
                                                   SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                      $      755,606    $   19,867,780    $    1,458,176    $           --
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                          10,540            60,863               443                --
  -  Net realized gain (loss) on investments              (74,241)       (1,758,492)         (112,903)               --
  -  Net change in unrealized appreciation or
       depreciation on investments                       (259,865)       (3,301,463)         (378,604)               --
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                       (323,566)       (4,999,092)         (491,064)               --
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                                963,235         5,945,746         1,195,667                --
  -  Participant withdrawals                             (164,454)       (2,081,634)         (260,259)               --
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                 798,781         3,864,112           935,408                --
------------------------------------------------   --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   475,215        (1,134,980)          444,344                --
------------------------------------------------   --------------    --------------    --------------    --------------
NET ASSETS AT DECEMBER 31, 2002                         1,230,821        18,732,800         1,902,520                --
CHANGES FROM OPERATIONS:
  -  Net investment income (loss)                          53,166            96,967             1,153               (12)
  -  Net realized gain (loss) on investments              (54,093)         (675,066)          (28,525)              110
  -  Net change in unrealized appreciation or
       depreciation on investments                        471,537         6,881,246           982,723            19,368
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                        470,610         6,303,147           955,351            19,466
CHANGES FROM UNIT TRANSACTIONS:
  -  Participant purchases                                488,201         8,876,860         1,053,907           264,006
  -  Participant withdrawals                             (167,977)       (3,498,444)         (411,425)          (24,982)
------------------------------------------------   --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                 320,224         5,378,416           642,482           239,024
------------------------------------------------   --------------    --------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   790,834        11,681,563         1,597,833           258,490
------------------------------------------------   --------------    --------------    --------------    --------------
NET ASSETS AT DECEMBER 31, 2003                    $    2,021,655    $   30,414,363    $    3,500,353    $      258,490
================================================   ==============    ==============    ==============    ==============

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2003

1.  ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION

    THE VARIABLE ACCOUNT: Lincoln Life Flexible Premium Variable Life Account R (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on June 18, 1998, are part of the operations of Lincoln Life. The Variable Account consists of five products which are listed below.

        -   SVUL I
        -   SVUL
        -   SVUL II and SVUL II Elite
        -   SVUL III

    The assets of the Variable Account are owned by the Company. The portion of the Variable Account's assets supporting the variable life policies may not be used to satisfy liabilities arising from any other business of the Company.

    BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

    INVESTMENTS: The assets of the Variable Account are divided into variable subaccounts each of which is invested in shares of one of sixty eight mutual funds (the Funds) of fifteen diversified open-end management investment companies, each Fund with its own investment objective. The Funds are:

    AIM Variable Insurance Funds (AIM V.I.):
      AIM V.I. Capital Appreciation Fund (Series I)
      AIM V.I. Diversified Income Fund (Series I)
      AIM V.I. Growth Fund (Series I)
      AIM V.I. International Growth Fund (Series I)
      AIM V.I. Premier Equity Fund (Series I)

    AllianceBernstein Variable Products Series Fund (ABVPSF):
      ABVPSF Growth and Income Portfolio (Class A)
      ABVPSF Premier Growth Portfolio (Class A)
      ABVPSF Small Cap Value Portfolio (Class A)
      ABVPSF Technology Portfolio (Class A)

    American Funds Insurance Series (American Funds):
      American Funds Global Small Capitalization Fund (Class 2)
      American Funds Growth Fund (Class 2)
      American Funds Growth-Income Fund (Class 2)
      American Funds International Fund (Class 2)

    Baron Capital Funds Trust (Baron Capital):
      Baron Capital Asset Fund Insurance Shares

    Delaware VIP Trust (Delaware VIPT)*:
      Delaware VIPT Emerging Markets Series (Standard Class) Delaware VIPT High Yield Series (Standard Class) Delaware VIPT Large Cap Value Series (Standard Class) Delaware VIPT REIT Series (Standard Class)
      Delaware VIPT Small Cap Value Series (Standard Class) Delaware VIPT Trend Series (Standard Class)
      Delaware VIPT U.S. Growth Series (Standard Class)

    Fidelity Variable Insurance Products Fund (Fidelity VIP):
      Fidelity VIP Asset Manager Portfolio
      Fidelity VIP Contrafund Portfolio (Service Class)
      Fidelity VIP Equity-Income Portfolio
      Fidelity VIP Equity-Income Portfolio (Service Class)
      Fidelity VIP Growth Portfolio (Service Class)
      Fidelity VIP Growth Opportunities Portfolio (Service Class)
      Fidelity VIP High Income Portfolio (Service Class)
      Fidelity VIP Investment Grade Bond Portfolio
      Fidelity VIP Overseas Portfolio (Service Class)

    Franklin Templeton Variable Insurance Products Trust (FTVIPT):
      FTVIPT Franklin Small Cap Fund (Class 1)
      FTVIPT Templeton Foreign Securities Fund (Class 1)
      FTVIPT Templeton Foreign Securities Fund (Class 2)
      FTVIPT Templeton Global Asset Allocation Fund (Class 1)
      FTVIPT Templeton Growth Securities Fund (Class 1)
      FTVIPT Templeton Growth Securities Fund (Class 2)

    Janus Aspen Series:
      Janus Aspen Series Balanced Portfolio
      Janus Aspen Series Balanced Portfolio (Service Shares)
      Janus Aspen Series Global Technology Portfolio (Service Shares) Janus Aspen Series Mid Cap Growth Portfolio (Service Shares) Janus Aspen Series Worldwide Growth Portfolio
      Janus Aspen Series Worldwide Growth Portfolio (Service Shares)

    Lincoln Variable Insurance Products Trust (Lincoln VIPT)*:
      Lincoln VIPT Aggressive Growth Fund
      Lincoln VIPT Bond Fund
      Lincoln VIPT Capital Appreciation Fund
      Lincoln VIPT Equity-Income Fund
      Lincoln VIPT Global Asset Allocation Fund
      Lincoln VIPT International Fund
      Lincoln VIPT Money Market Fund
      Lincoln VIPT Social Awareness Fund

    M Fund, Inc. (M Fund):
      M Fund Brandes International Equity Fund
      M Fund Business Opportunity Value Fund
      M Fund Frontier Captial Appreciation Fund
      M Fund Turner Core Growth Fund

    MFS Variable Insurance Trust (MFS VIT):
      MFS VIT Capital Opportunities Series (Initial Class)
      MFS VIT Emerging Growth Series (Initial Class)
      MFS VIT Total Return Series (Initial Class)
      MFS VIT Utilities Series (Initial Class)

    Neuberger Berman Advisers Management Trust (NB AMT):
      NB AMT Mid-Cap Growth Portfolio
      NB AMT Partners Portfolio
      NB AMT Regency Portfolio

    OCC Accumulation Trust (OCC Accumulation):
      OCC Accumulation Global Equity Portfolio
      OCC Accumulation Managed Portfolio

    Putnam Variable Trust (Putnam VT):
      Putnam VT Growth & Income Fund (Class IB)
      Putnam VT Health Sciences Fund (Class IB)

    Scudder VIT Funds (Scudder VIT):
      Scudder VIT EAFE Equity Index Fund
      Scudder VIT Equity 500 Index Fund
      Scudder VIT Small Cap Index Fund


    * Denotes an affiliate of The Lincoln National Life Insurance Company.

    Investments in the Funds are stated at the closing net asset value per share on December 31, 2003, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

    Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

    DIVIDENDS: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

    FEDERAL INCOME TAXES: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

2.  MORTALITY AND EXPENSE GUARANTEES AND OTHER TRANSACTIONS WITH AFFILIATES

    Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The current rate of deduction, stated as an annual percentage, is .80%. The mortality and expense risk charges for each of the variable subaccounts are reported in the statements of operations. For the SVUL III product the annual percentage changes to .40% for policy years 20 and beyond.

    Prior to the allocation of premiums to the Variable Account, the Company deducts a premium load to cover state taxes and federal income tax liabilities and a portion of the sales expenses incurred by the Company. Refer to the product prospectus for the premium load charge. The premium loads for the years ended December 31, 2003 and 2002 amounted to $5,060,288 and $6,975,094, respectively.

    The Company charges a monthly administrative fee which varies by product, refer to the product prospectus for the administrative fee rate. The administrative fees are for items such as premium billing and collection, policy value calculation, confirmations and periodic reports. Administrative fees for the years ended December 31, 2003 and 2002 amounted to $13,758,577 and $12,798,938, respectively.

    The Company assumes responsibility for providing the insurance benefit included in the policy. The Company charges a monthly deduction of the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, risk classification, gender classification (in accordance with state law) and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charge are deducted proportionately from the value of each variable subaccount and/or fixed account funding option. The fixed account is part of the general account of the Company and is not included in these financial statements. The cost of insurance charges for the years ended December 31, 2003 and 2002 amounted to $6,148,730 and $4,880,323, respectively.

    Under certain circumstances, the Company reserves the right to charge a transfer fee which varies by product, refer to the product prospectus for the transfer fee charge. For the years ended December 31, 2003 and 2002, no transfer fees were deducted from the variable subaccounts.

    The Company, upon full surrender of a policy, may assess a surrender charge. This charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The amount of the surrender charge assessed, if any, will depend on the face amount of the policy and the issue age of the policy. In no event will the surrender charge exceed the maximum allowed by state or federal law. No surrender charge is imposed on a partial surrender, but an administrative fee of $25 (not to exceed 2% of the amount withdrawn) is imposed, allocated pro-rata among the variable subaccounts (and, where applicable, the fixed account) from which the partial surrender proceeds are taken. The full surrender charges or partial surrender administrative charges for the year ended December 31, 2003 and 2002 amounted to $2,027,333 and $1,002,044, respectively.

3.  CONDENSED FINANCIAL INFORMATION

    A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable life contracts as of and for the year or period ended December 31, 2003 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                                UNIT VALUE                                                              INVESTMENT
                                 COMMENCEMENT   BEGINNING    UNIT VALUE       UNITS                        TOTAL        INCOME
SUBACCOUNT                       DATE(1)        OF PERIOD    END OF PERIOD    OUTSTANDING   NET ASSETS     RETURN(2)    RATIO(3)
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION                                                                                                   --
    SVUL I (0.80% Fee Rate)                     $     7.97   $        10.23       130,550   $  1,336,093       28.49%
AIM V.I. DIVERSIFIED INCOME                                                                                                   6.36%
    SVUL I (0.80% Fee Rate)                          10.08            10.92        95,016      1,037,860        8.37%
AIM V.I. GROWTH                                                                                                                 --
    SVUL I (0.80% Fee Rate)                           5.53             7.20       388,016      2,793,821       30.19%
    SVUL (0.80% Fee Rate)                             4.42             5.75       686,049      3,947,743       30.19%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                                3.31             4.31     1,148,154      4,947,975       30.19%
    SVUL III (0.80% Fee Rate)        01/09/03         9.72            11.92        40,826        486,490       22.62%
AIM V.I. INTERNATIONAL GROWTH                                                                                                 0.60%
    SVUL (0.80% Fee Rate)                             7.06             9.04        68,304        617,285       28.03%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                                5.05             6.47       248,232      1,606,438       28.03%
    SVUL III (0.80% Fee Rate)                         9.14            11.70        55,280        646,706       28.03%
AIM V.I. PREMIER EQUITY                                                                                                       0.31%
    SVUL I (0.80% Fee Rate)                           7.62             9.45       309,437      2,924,686       24.08%
    SVUL (0.80% Fee Rate)                             6.02             7.47       609,073      4,549,523       24.08%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                                4.82             5.98     1,090,438      6,520,070       24.08%
    SVUL III (0.80% Fee Rate)                         9.14            11.34         8,317         94,290       24.08%
ABVPSF GROWTH AND INCOME                                                                                                      0.97%
    SVUL (0.80% Fee Rate)                             8.08            10.63        20,429        217,066       31.45%
    SVUL II Elite and SVUL II
      (0.80% Fee Rate)                                8.03            10.55       343,329      3,621,713       31.45%
    SVUL III (0.80% Fee Rate)        01/17/03         9.61            12.18        36,036        439,018       26.77%
ABVPSF PREMIER GROWTH                                                                                                           --
    SVUL (0.80% Fee Rate)                             8.09             9.93         1,615         16,026       22.68%
    SVUL II Elite and SVUL II
      (0.80% Fee Rate)                                7.60             9.32        41,612        387,854       22.68%
    SVUL III (0.80% Fee Rate)                         8.90            10.92        14,780        161,374       22.68%
ABVPSF SMALL CAP VALUE                                                                                                        0.58%
    SVUL (0.80% Fee Rate)                             8.41            11.79        14,626        172,476       40.14%
    SVUL II Elite and SVUL II
      (0.80% Fee Rate)                               10.18            14.27       113,844      1,624,869       40.14%
    SVUL III (0.80% Fee Rate)        01/02/03        10.04            13.63        27,964        381,258       35.86%
ABVPSF TECHNOLOGY                                                                                                               --
    SVUL (0.80% Fee Rate)            03/21/03         7.47             9.99         8,344         83,396       33.86%
    SVUL II Elite and SVUL II
      (0.80% Fee Rate)                                6.71             9.59        48,993        469,693       42.93%
    SVUL III (0.80% Fee Rate)                         8.74            12.49        34,213        427,238       42.94%
AMERICAN FUNDS GLOBAL SMALL
  CAPITALIZATION CLASS 2                                                                                                      0.58%
    SVUL (0.80% Fee Rate)                             5.38             8.19        18,898        154,728       52.31%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                                5.38             8.19       280,050      2,293,240       52.31%
    SVUL III (0.80% Fee Rate)                         9.58            14.59        22,771        332,128       52.31%
AMERICAN FUNDS GROWTH CLASS 2                                                                                                 0.12%
    SVUL (0.80% Fee Rate)                             5.59             7.59       347,690      2,638,456       35.72%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                                5.59             7.59     2,567,603     19,485,047       35.72%
    SVUL III (0.80% Fee Rate)                         9.59            13.02       115,276      1,500,903       35.72%
AMERICAN FUNDS GROWTH-INCOME
  CLASS 2                                                                                                                     1.14%
    SVUL (0.80% Fee Rate)                             8.59            11.29       162,745      1,836,707       31.37%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                                8.59            11.29     1,391,862     15,711,246       31.37%
    SVUL III (0.80% Fee Rate)                         9.39            12.34       120,728      1,489,919       31.37%
AMERICAN FUNDS INTERNATIONAL
  CLASS 2                                                                                                                     1.71%
    SVUL (0.80% Fee Rate)                             8.20            10.98        16,312        179,050       33.78%
    SVUL II Elite and SVUL II
      (0.80% Fee Rate)                                8.66            11.58       179,169      2,075,359       33.78%
    SVUL III (0.80% Fee Rate)                         9.64            12.90        51,715        666,922       33.78%
BARON CAPITAL ASSET                                                                                                             --
    SVUL (0.80% Fee Rate)                            10.34            13.34        88,393      1,179,231       28.98%
    SVUL II (0.80% Fee Rate)                          8.87            11.44       177,564      2,031,601       28.98%
M FUND BRANDES INTERNATIONAL
  EQUITY                                                                                                                      0.91%
    SVUL III (0.80% Fee Rate)        09/30/03        12.12            14.38        24,119        346,867       18.68%
DELAWARE VIPT EMERGING MARKETS                                                                                                2.36%
    SVUL I (0.80% Fee Rate)                           9.28            15.71        43,882        689,347       69.19%
    SVUL (0.80% Fee Rate)                             9.99            16.90        37,715        637,414       69.19%
    SVUL II (0.80% Fee Rate)                          9.07            15.35        39,580        607,432       69.19%
DELAWARE VIPT HIGH YIELD                                                                                                      4.66%
    SVUL (0.80% Fee Rate)                             7.53             9.62        79,476        764,518       27.72%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                                8.57            10.95       225,506      2,469,598       27.72%
    SVUL III (0.80% Fee Rate)                        10.95            13.99       101,066      1,413,945       27.72%
DELAWARE VIPT LARGE CAP VALUE                                                                                                 1.17%
    SVUL (0.80% Fee Rate)                             8.14            10.36        13,184        136,578       27.27%
    SVUL II Elite and SVUL II
      (0.80% Fee Rate)                                8.35            10.63        59,057        627,778       27.27%
    SVUL III (0.80% Fee Rate)                         9.15            11.64        42,590        495,832       27.27%
DELAWARE VIPT REIT                                                                                                            2.39%
    SVUL (0.80% Fee Rate)                            13.41            17.83        29,459        525,129       32.96%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                               13.18            17.52       237,317      4,157,213       32.96%
    SVUL III (0.80% Fee Rate)                         9.87            13.12        44,431        583,040       32.96%

                                                UNIT VALUE                                                              INVESTMENT
                                 COMMENCEMENT   BEGINNING    UNIT VALUE       UNITS                        TOTAL        INCOME
SUBACCOUNT                       DATE(1)        OF PERIOD    END OF PERIOD    OUTSTANDING   NET ASSETS     RETURN(2)    RATIO(3)
----------------------------------------------------------------------------------------------------------------------------------
DELAWARE VIPT SMALL CAP VALUE                                                                                                 0.38%
    SVUL I (0.80% Fee Rate)                     $    11.16   $        15.72       252,376   $  3,967,762       40.85%
    SVUL (0.80% Fee Rate)                            11.52            16.23       113,731      1,845,483       40.85%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                               12.15            17.12       472,169      8,082,474       40.85%
    SVUL III (0.80% Fee Rate)                         9.63            13.56        91,142      1,235,667       40.85%
DELAWARE VIPT TREND                                                                                                             --
    SVUL I (0.80% Fee Rate)                          11.49            15.39       182,115      2,803,484       34.02%
    SVUL (0.80% Fee Rate)                             9.60            12.87       150,056      1,930,698       34.02%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                                5.47             7.33       862,782      6,323,230       34.02%
    SVUL III (0.80% Fee Rate)                         9.83            13.18        29,994        395,307       34.02%
DELAWARE VIPT U.S. GROWTH                                                                                                     0.12%
    SVUL II Elite and SVUL II
      (0.80% Fee Rate)                                7.64             9.37        22,372        209,724       22.77%
    SVUL III (0.80% Fee Rate)        03/03/03         8.90            11.22           292          3,275       25.99%
FIDELITY VIP ASSET MANAGER                                                                                                    3.64%
    SVUL I (0.80% Fee Rate)                           9.61            11.24        61,727        694,096       17.04%
FIDELITY VIP CONTRAFUND
  SERVICE CLASS                                                                                                               0.34%
    SVUL (0.80% Fee Rate)                             8.29            10.55       394,308      4,160,640       27.33%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                                7.24             9.22       731,290      6,742,785       27.33%
    SVUL III (0.80% Fee Rate)                         9.49            12.09        54,091        653,744       27.33%
FIDELITY VIP EQUITY-INCOME                                                                                                    1.72%
    SVUL I (0.80% Fee Rate)                           9.02            11.66       305,328      3,560,891       29.29%
FIDELITY VIP EQUITY-INCOME
  SERVICE CLASS                                                                                                               1.32%
    SVUL II Elite
      (0.80% Fee Rate)                                8.50            10.98       111,439      1,223,502       29.18%
    SVUL III (0.80% Fee Rate)                         9.35            12.07        25,358        306,149       29.18%
FIDELITY VIP GROWTH SERVICE
  CLASS                                                                                                                       0.17%
    SVUL (0.80% Fee Rate)                             4.80             6.32       129,302        817,764       31.72%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                                4.80             6.32       664,280      4,201,431       31.72%
    SVUL III (0.80% Fee Rate)                         9.09            11.98        43,820        524,903       31.72%
FIDELITY VIP GROWTH
  OPPORTUNITIES SERVICE CLASS                                                                                                 0.65%
    SVUL (0.80% Fee Rate)                             5.43             6.98       111,983        782,059       28.63%
    SVUL II (0.80% Fee Rate)                          5.60             7.21        86,692        624,824       28.63%
FIDELITY VIP HIGH INCOME
  SERVICE CLASS                                                                                                               5.93%
    SVUL (0.80% Fee Rate)                             7.25             9.13        28,207        257,462       25.96%
    SVUL II (0.80% Fee Rate)                          7.25             9.13       215,828      1,970,208       25.96%
FIDELITY VIP INVESTMENT GRADE
  BOND                                                                                                                        3.98%
    SVUL I (0.80% Fee Rate)                          13.36            13.95       266,893      3,721,885        4.37%
FIDELITY VIP OVERSEAS SERVICE
  CLASS                                                                                                                       0.39%
    SVUL (0.80% Fee Rate)                             7.86            11.17         5,070         56,648       42.07%
    SVUL II Elite and SVUL II
      (0.80% Fee Rate)                                8.20            11.65        48,971        570,320       42.07%
    SVUL III (0.80% Fee Rate)        01/02/03         9.04            12.61        17,797        224,394       39.52%
M FUND FRONTIER CAPITAL
  APPRECIATION                                                                                                                  --
    SVUL III (0.80% Fee Rate)        09/30/03        11.93            14.06        12,300        172,902       17.85%
FTVIPT FRANKLIN SMALL CAP                                                                                                       --
    SVUL (0.80% Fee Rate)                             7.72            10.54         2,486         26,205       36.52%
    SVUL II Elite and SVUL II
      (0.80% Fee Rate)                                8.03            10.96        83,750        918,119       36.51%
    SVUL III (0.80% Fee Rate)                         9.62            13.13        30,520        400,709       36.51%
FTVIPT TEMPLETON FOREIGN
  SECURITIES                                                                                                                  1.85%
    SVUL I (0.80% Fee Rate)                           7.72            10.16       314,188      3,190,999       31.50%
FTVIPT TEMPLETON FOREIGN
  SECURITIES CLASS 2                                                                                                          1.72%
    SVUL (0.80% Fee Rate)                             7.34             9.63       113,011      1,088,597       31.16%
    SVUL II (0.80% Fee Rate)                          6.90             9.05       259,632      2,349,356       31.16%
FTVIPT TEMPLETON GLOBAL ASSET
  ALLOCATION                                                                                                                  2.75%
    SVUL I (0.80% Fee Rate)                          10.19            13.37        99,682      1,333,110       31.26%
FTVIPT TEMPLETON GROWTH
  SECURITIES                                                                                                                  1.55%
    SVUL I (0.80% Fee Rate)                          10.06            13.23        94,912      1,255,783       31.57%
    SVUL II Elite
      (0.80% Fee Rate)                                8.45            11.12        93,350      1,037,634       31.57%
    SVUL III (0.80% Fee Rate)                         9.08            11.95        35,727        426,815       31.57%
FTVIPT TEMPLETON GROWTH
  SECURITIES CLASS 2                                                                                                          1.54%
    SVUL (0.80% Fee Rate)                             9.71            12.73        47,137        599,977       31.08%
    SVUL II (0.80% Fee Rate)                          8.31            10.89        87,097        948,735       31.08%
JANUS ASPEN SERIES BALANCED                                                                                                   2.22%
    SVUL (0.80% Fee Rate)                             9.68            10.95       438,712      4,804,254       13.14%
    SVUL II (0.80% Fee Rate)                          8.48             9.60       498,020      4,779,342       13.14%
JANUS ASPEN SERIES BALANCED
  SERVICE SHARES                                                                                                              1.86%
    SVUL II Elite (0.80% Fee
      Rate)                                           9.47            10.69        76,675        819,506       12.82%
    SVUL III (0.80% Fee Rate)                         9.75            10.99         9,454        103,942       12.82%
JANUS ASPEN SERIES GLOBAL
  TECHNOLOGY SERVICE SHARES                                                                                                     --
    SVUL (0.80% Fee Rate)                             2.46             3.57        25,409         90,718       45.31%
    SVUL II (0.80% Fee Rate)                          2.46             3.57       354,105      1,264,150       45.31%
JANUS ASPEN SERIES MID CAP
  GROWTH SERVICE SHARES                                                                                                         --
    SVUL (0.80% Fee Rate)            11/03/03        10.62            10.91           909          9,923        2.70%
    SVUL II Elite and SVUL II
      (0.80% Fee Rate)                                7.29             9.75        34,501        336,470       33.69%
    SVUL III (0.80% Fee Rate)        01/02/03         9.72            12.64        20,050        253,476       30.12%
JANUS ASPEN SERIES WORLDWIDE
  GROWTH                                                                                                                      1.13%
    SVUL (0.80% Fee Rate)                             7.18             8.83       361,599      3,191,420       23.00%
    SVUL II (0.80% Fee Rate)                          4.57             5.62       918,267      5,160,731       23.00%

                                                UNIT VALUE                                                              INVESTMENT
                                 COMMENCEMENT   BEGINNING    UNIT VALUE       UNITS                        TOTAL        INCOME
SUBACCOUNT                       DATE(1)        OF PERIOD    END OF PERIOD    OUTSTANDING   NET ASSETS     RETURN(2)    RATIO(3)
----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE
  GROWTH SERVICE SHARES                                                                                                       0.89%
    SVUL II Elite
      (0.80% Fee Rate)                          $     7.90   $         9.69        97,223   $    942,382       22.70%
    SVUL III (0.80% Fee Rate)                         9.01            11.06        11,625        128,543       22.69%
LINCOLN VIPT AGGRESSIVE GROWTH                                                                                                  --
    SVUL II Elite and SVUL II
      (0.80% Fee Rate)                                7.57             9.95         1,788         17,800       31.57%
    SVUL III (0.80% Fee Rate)        01/17/03         9.32            11.99           308          3,699       28.68%
LINCOLN VIPT BOND                                                                                                             4.38%
    SVUL (0.80% Fee Rate)                            12.85            13.68       288,321      3,943,210        6.43%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                               12.89            13.72     1,086,891     14,910,522        6.43%
    SVUL III (0.80% Fee Rate)                        10.51            11.19       156,630      1,752,133        6.43%
LINCOLN VIPT CAPITAL
  APPRECIATION                                                                                                                  --
    SVUL (0.80% Fee Rate)                             5.74             7.55       143,056      1,079,696       31.40%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                                4.24             5.57       271,411      1,512,272       31.40%
    SVUL III (0.80% Fee Rate)        03/21/03         9.44            11.92           373          4,452       26.28%
LINCOLN VIPT EQUITY-INCOME                                                                                                    1.01%
    SVUL (0.80% Fee Rate)                             8.29            10.89        42,875        466,826       31.29%
    SVUL II (0.80% Fee Rate)                          8.44            11.08       218,111      2,417,316       31.29%
LINCOLN VIPT GLOBAL ASSET
  ALLOCATION                                                                                                                  3.02%
    SVUL (0.80% Fee Rate)                             8.10             9.68         7,360         71,212       19.44%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                                7.74             9.25        40,446        374,166       19.44%
    SVUL III (0.80% Fee Rate)        07/14/03        10.63            11.40         4,656         53,073        7.24%
LINCOLN VIPT INTERNATIONAL                                                                                                    3.18%
    SVUL (0.80% Fee Rate)                             8.25            11.60        27,557        319,529       40.49%
    SVUL II Elite and SVUL II
      (0.80% Fee Rate)                                9.03            12.69        40,623        515,458       40.49%
    SVUL III (0.80% Fee Rate)                         9.31            13.08         7,942        103,853       40.49%
LINCOLN VIPT MONEY MARKET                                                                                                     0.69%
    SVUL I (0.80% Fee Rate)                          11.60            11.59       138,051      1,599,975       -0.12%
    SVUL (0.80% Fee Rate)                            11.19            11.18       272,138      3,042,364       -0.12%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                               10.76            10.75     1,623,002     17,442,743       -0.12%
    SVUL III (0.80% Fee Rate)                        10.02            10.00       183,823      1,838,840       -0.12%
LINCOLN VIPT SOCIAL AWARENESS                                                                                                 0.94%
    SVUL (0.80% Fee Rate)                             7.07             9.25        15,149        140,062       30.81%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                                6.20             8.12        14,694        119,256       30.81%
    SVUL III (0.80% Fee Rate)        01/17/03         9.60            12.26         2,988         36,632       27.72%
MFS VIT CAPITAL OPPORTUNITIES                                                                                                 0.25%
    SVUL II Elite and SVUL II
      (0.80% Fee Rate)                                7.48             9.45        19,095        180,401       26.37%
    SVUL III (0.80% Fee Rate)                         9.19            11.61        22,171        257,487       26.37%
MFS VIT EMERGING GROWTH                                                                                                         --
    SVUL I (0.80% Fee Rate)                           6.93             8.96       149,152      1,336,101       29.19%
    SVUL (0.80% Fee Rate)                             5.70             7.37       270,418      1,992,449       29.19%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                                3.48             4.50       566,023      2,547,474       29.19%
    SVUL III (0.80% Fee Rate)        03/24/03         9.16            11.77         1,141         13,431       28.55%
MFS VIT TOTAL RETURN                                                                                                          1.70%
    SVUL I (0.80% Fee Rate)                          11.44            13.20       181,391      2,394,100       15.40%
    SVUL (0.80% Fee Rate)                            10.59            12.22       330,738      4,041,549       15.40%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                               10.62            12.25       599,210      7,342,271       15.40%
    SVUL III (0.80% Fee Rate)                         9.88            11.41        38,614        440,393       15.40%
MFS VIT UTILITIES                                                                                                             2.20%
    SVUL I (0.80% Fee Rate)                           8.57            11.55       123,993      1,432,441       34.81%
    SVUL (0.80% Fee Rate)                             7.45            10.04        98,704        990,774       34.81%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                                5.82             7.85       462,145      3,628,953       34.81%
    SVUL III (0.80% Fee Rate)                        10.23            13.80        27,501        379,440       34.81%
NB AMT MID-CAP GROWTH                                                                                                           --
    SVUL (0.80% Fee Rate)                             7.25             9.21       134,522      1,238,691       27.05%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                                4.46             5.67       758,174      4,296,711       27.05%
    SVUL III (0.80% Fee Rate)                         9.21            11.70        24,102        282,001       27.05%
NB AMT PARTNERS                                                                                                                 --
    SVUL (0.80% Fee Rate)                             6.89             9.24        51,571        476,274       34.01%
    SVUL II (0.80% Fee Rate)                          7.37             9.88        70,547        697,157       34.01%
NB AMT REGENCY                                                                                                                  --
    SVUL (0.80% Fee Rate)                             8.51            11.47        12,372        141,961       34.76%
    SVUL II Elite and SVUL II
      (0.80% Fee Rate)                                9.31            12.54       100,054      1,255,153       34.76%
    SVUL III (0.80% Fee Rate)                         9.32            12.56        15,025        188,737       34.76%
OCC ACCUMULATION GLOBAL EQUITY                                                                                                0.64%
    SVUL I (0.80% Fee Rate)                           8.95            11.67        34,458        402,280       30.50%
OCC ACCUMULATION MANAGED                                                                                                      1.96%
    SVUL I (0.80% Fee Rate)                           8.62            10.41        82,247        856,502       20.78%
PUTNAM VT GROWTH & INCOME
  CLASS IB                                                                                                                    1.65%
    SVUL (0.80% Fee Rate)                             8.21            10.37         5,452         56,536       26.37%
    SVUL II Elite and SVUL II
      (0.80% Fee Rate)                                8.19            10.35        56,110        580,593       26.37%
    SVUL III (0.80% Fee Rate)        01/17/03         9.63            11.80         2,194         25,891       22.54%
PUTNAM VT HEALTH SCIENCES
  CLASS IB                                                                                                                    0.21%
    SVUL (0.80% Fee Rate)                             8.55            10.04           651          6,535       17.44%
    SVUL II Elite and SVUL II
      (0.80% Fee Rate)                                7.96             9.35        12,406        116,049       17.45%
    SVUL III (0.80% Fee Rate)        03/19/03         9.58            11.19        16,183        181,153       16.89%

                                                UNIT VALUE                                                              INVESTMENT
                                 COMMENCEMENT   BEGINNING    UNIT VALUE       UNITS                        TOTAL        INCOME
SUBACCOUNT                       DATE(1)        OF PERIOD    END OF PERIOD    OUTSTANDING   NET ASSETS     RETURN(2)    RATIO(3)
----------------------------------------------------------------------------------------------------------------------------------
SCUDDER VIT EAFE EQUITY INDEX                                                                                                 4.27%
    SVUL (0.80% Fee Rate)                       $     5.99   $         7.93        28,625   $    226,948       32.29%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                                5.11             6.76       257,225      1,737,757       32.29%
    SVUL III (0.80% Fee Rate)                         8.94            11.82         4,818         56,950       32.29%
SCUDDER VIT EQUITY 500 INDEX                                                                                                  1.19%
    SVUL I (0.80% Fee Rate)                           8.03            10.21       818,933      8,360,580       27.14%
    SVUL (0.80% Fee Rate)                             6.66             8.47       592,137      5,014,297       27.14%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                                6.05             7.69     1,869,192     14,367,092       27.14%
    SVUL III (0.80% Fee Rate)                         9.28            11.80       226,524      2,672,394       27.14%
SCUDDER VIT SMALL CAP INDEX                                                                                                   0.85%
    SVUL (0.80% Fee Rate)                             8.68            12.61        44,821        565,260       45.26%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                                7.43            10.79       241,441      2,605,743       45.26%
    SVUL III (0.80% Fee Rate)                         9.58            13.91        23,670        329,350       45.26%
M FUND TURNER CORE GROWTH                                                                                                     0.19%
  SVUL III (0.80% Fee Rate)          09/30/03        11.29            12.48        20,717        258,490       10.55%

(1) Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted.
(2) These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(3) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. The investment income ratios are not annualized.

    A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable life contracts as of and for the year or period ended December 31, 2002 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                        UNIT VALUE
                                        BEGINNING    UNIT VALUE       UNITS                        TOTAL        INVESTMENT
SUBACCOUNT                              OF PERIOD    END OF PERIOD    OUTSTANDING   NET ASSETS     RETURN(16)   INCOME RATIO(17)
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION                                                                                                 --
    SVUL I (0.80% Fee Rate)             $    10.61   $         7.97       140,531   $  1,119,348       -24.96%
AIM V.I. DIVERSIFIED INCOME                                                                                                 8.50%
    SVUL I (0.80% Fee Rate)                   9.93            10.08        90,883        916,047         1.48%
AIM V.I. GROWTH                                                                                                               --
    SVUL I (0.80% Fee Rate)                   8.08             5.53       388,004      2,145,809       -31.52%
    SVUL (0.80% Fee Rate)                     6.45             4.42       642,418      2,839,340       -31.52%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        4.83             3.31     1,135,551      3,758,715       -31.52%
AIM V.I. INTERNATIONAL GROWTH                                                                                               0.58%
    SVUL (0.80% Fee Rate)                     8.44             7.06        80,794        570,285       -16.35%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        6.04             5.05       271,519      1,372,403       -16.35%
    SVUL III (0.80% Fee Rate) (12)            9.10             9.14         8,914         81,449         0.41%
AIM V.I. PREMIER EQUITY                                                                                                     0.36%
    SVUL I (0.80% Fee Rate)                  11.01             7.62       328,958      2,505,718       -30.82%
    SVUL (0.80% Fee Rate)                     8.70             6.02       616,366      3,710,396       -30.82%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        6.97             4.82     1,064,292      5,128,574       -30.82%
    SVUL III (0.80% Fee Rate) (11)            9.30             9.14           798          7,292        -1.76%
AMERICAN FUNDS GLOBAL SMALL
  CAPITALIZATION CLASS 2                                                                                                    0.73%
    SVUL (0.80% Fee Rate)                     6.69             5.38        22,771        122,413       -19.70%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        6.70             5.38       221,450      1,190,637       -19.70%
    SVUL III (0.80% Fee Rate) (11)            9.45             9.58         8,365         80,111         1.38%
AMERICAN FUNDS GROWTH CLASS 2                                                                                               0.04%
    SVUL (0.80% Fee Rate)                     7.46             5.59       258,459      1,445,148       -25.06%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        7.46             5.59     2,111,675     11,807,674       -25.06%
    SVUL III (0.80% Fee Rate) (9)             8.80             9.59        35,959        344,974         9.00%
AMERICAN FUNDS GROWTH-INCOME CLASS 2                                                                                        1.19%
    SVUL (0.80% Fee Rate)                    10.61             8.59       109,672        942,164       -18.99%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                       10.61             8.59     1,250,804     10,747,379       -18.99%
    SVUL III (0.80% Fee Rate) (9)             8.62             9.39        29,321        275,447         9.00%
AMERICAN FUNDS INTERNATIONAL CLASS 2                                                                                        2.37%
    SVUL (0.80% Fee Rate) (3)                10.15             8.20        10,091         82,797       -19.18%
    SVUL II Elite (0.80% Fee Rate)           10.25             8.66       102,437        886,942       -15.52%
    SVUL III (0.80% Fee Rate) (11)            9.35             9.64           235          2,269         3.11%
ABVPSF SMALL CAP VALUE                                                                                                      0.18%
    SVUL (0.80% Fee Rate) (1)                10.20             8.41         8,116         68,297       -17.52%
    SVUL II Elite (0.80% Fee Rate)           10.94            10.18        81,016        825,126        -6.94%
ABVPSF GROWTH AND INCOME                                                                                                    0.61%
    SVUL (0.80% Fee Rate) (2)                10.17             8.08         9,366         75,713       -20.50%
    SVUL II Elite (0.80% Fee Rate)           10.38             8.03       219,482      1,761,352       -22.67%
ABVPSF PREMIER GROWTH                                                                                                         --
    SVUL (0.80% Fee Rate) (13)                8.92             8.09         1,788         14,463        -9.34%
    SVUL II Elite (0.80% Fee Rate)           11.04             7.60        19,419        147,533       -31.20%
    SVUL III (0.80% Fee Rate) (15)            9.02             8.90         1,101          9,796        -1.38%
ABVPSF TECHNOLOGY                                                                                                             --
    SVUL II Elite (0.80% Fee Rate)           11.60             6.71         7,239         48,550       -42.17%
    SVUL III (0.80% Fee Rate) (11)            8.39             8.74            92            800         4.08%
BARON CAPITAL ASSET                                                                                                           --
    SVUL (0.80% Fee Rate)                    12.15            10.34        74,777        773,452       -14.88%
    SVUL II (0.80% Fee Rate)                 10.42             8.87       168,266      1,492,679       -14.88%
DELAWARE VIPT DEVON                                                                                                         0.81%
    SVUL (0.80% Fee Rate)                     7.21             5.55        12,250         67,993       -22.98%
    SVUL II (0.80% Fee Rate)                  8.02             6.17        17,311        106,877       -22.98%
DELAWARE VIPT EMERGING MARKETS                                                                                              2.41%
    SVUL I (0.80% Fee Rate)                   8.90             9.28        31,734        294,642         4.34%
    SVUL (0.80% Fee Rate)                     9.57             9.99        32,858        328,240         4.34%
    SVUL II (0.80% Fee Rate)                  8.69             9.07        30,190        273,857         4.34%
DELAWARE VIPT HIGH YIELD                                                                                                    9.96%
    SVUL (0.80% Fee Rate)                     7.46             7.53        45,894        345,664         1.03%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        8.49             8.57       132,902      1,139,595         1.03%
    SVUL III (0.80% Fee Rate) (9)            10.11            10.95        20,388        223,326         8.40%
DELAWARE VIPT LARGE CAP VALUE                                                                                               0.41%
    SVUL (0.80% Fee Rate) (2)                10.19             8.14         4,662         37,947       -20.15%
    SVUL II Elite (0.80% Fee Rate)           10.35             8.35        34,719        289,983       -19.33%
    SVUL III (0.80% Fee Rate) (10)            8.18             9.15         9,868         90,267        11.86%
DELAWARE VIPT REIT                                                                                                          2.13%
    SVUL (0.80% Fee Rate)                    12.93            13.41        17,926        240,343         3.69%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                       12.71            13.18       197,712      2,604,934         3.69%
   SVUL III (0.80% Fee Rate) (9)              9.87             9.87        23,244        229,408        -0.03%

                                        UNIT VALUE
                                        BEGINNING    UNIT VALUE       UNITS                        TOTAL        INVESTMENT
SUBACCOUNT                              OF PERIOD    END OF PERIOD    OUTSTANDING   NET ASSETS     RETURN(16)   INCOME RATIO(17)
--------------------------------------------------------------------------------------------------------------------------------
DELAWARE VIPT SMALL CAP VALUE                                                                                               0.45%
    SVUL I (0.80% Fee Rate)             $    11.92   $        11.16       233,129   $  2,602,204        -6.35%
    SVUL (0.80% Fee Rate)                    12.30            11.52        90,799      1,046,069        -6.35%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                       12.98            12.15       460,004      5,590,579        -6.35%
    SVUL III (0.80% Fee Rate) (10)            8.78             9.63         4,072         39,194         9.67%
DELAWARE VIPT TREND                                                                                                           --
    SVUL I (0.80% Fee Rate)                  14.46            11.49       169,714      1,949,335       -20.58%
    SVUL (0.80% Fee Rate)                    12.09             9.60       155,806      1,495,758       -20.58%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        6.88             5.47       807,304      4,414,607       -20.58%
    SVUL III (0.80% Fee Rate) (11)            9.38             9.83         5,603         55,102         4.87%
DELAWARE VIPT U.S. GROWTH                                                                                                   0.32%
    SVUL II Elite (0.80% Fee Rate)           10.88             7.64         9,165         69,980       -29.81%
FIDELITY VIP ASSET MANAGER                                                                                                  3.72%
    SVUL I (0.80% Fee Rate)                  10.61             9.61        67,805        651,457        -9.46%
FIDELITY VIP CONTRAFUND SERVICE CLASS                                                                                       0.67%
    SVUL (0.80% Fee Rate)                     9.22             8.29       348,777      2,890,277       -10.15%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        8.06             7.24       694,955      5,032,369       -10.15%
    SVUL III (0.80% Fee Rate) (11)            9.82             9.49         3,795         36,021        -3.32%
FIDELITY VIP EQUITY-INCOME                                                                                                  1.68%
    SVUL I (0.80% Fee Rate)                  10.95             9.02       285,793      2,577,930       -17.61%
FIDELITY VIP EQUITY-INCOME SERVICE
  CLASS                                                                                                                     0.96%
    SVUL II Elite (0.80% Fee Rate)           10.32             8.50        76,459        649,814       -17.66%
    SVUL III (0.80% Fee Rate) (10)            8.26             9.35         4,936         46,134        13.13%
FIDELITY VIP GROWTH SERVICE CLASS                                                                                           0.12%
    SVUL (0.80% Fee Rate)                     6.93             4.80       118,468        568,797       -30.76%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        6.93             4.80       621,578      2,984,509       -30.76%
    SVUL III (0.80% Fee Rate) (12)            9.45             9.09           388          3,532        -3.80%
FIDELITY VIP GROWTH OPPORTUNITIES
  SERVICE CLASS                                                                                                             0.97%
    SVUL (0.80% Fee Rate)                     7.01             5.43       121,241        658,249       -22.54%
    SVUL II (0.80% Fee Rate)                  7.23             5.60        93,147        521,922       -22.54%
FIDELITY VIP HIGH INCOME SERVICE
  CLASS                                                                                                                     9.67%
    SVUL (0.80% Fee Rate)                     7.05             7.25        14,862        107,695         2.79%
    SVUL II (0.80% Fee Rate)                  7.05             7.25       180,882      1,310,901         2.79%
FIDELITY VIP INVESTMENT GRADE BOND                                                                                          3.71%
    SVUL I (0.80% Fee Rate)                  12.21            13.36       242,154      3,235,626         9.46%
FIDELITY VIP OVERSEAS SERVICE CLASS                                                                                         0.57%
    SVUL (0.80% Fee Rate) (5)                 9.66             7.86           356          2,803       -18.63%
    SVUL II Elite (0.80% Fee Rate)           10.37             8.20         8,116         66,534       -20.98%
JANUS ASPEN SERIES MID CAP GROWTH
  SERVICE SHARES                                                                                                              --
    SVUL (0.80% Fee Rate) (1)                10.00             8.16            --             --       -18.38%
    SVUL II Elite (0.80% Fee Rate)           10.23             7.29         4,921         35,896       -28.69%
    SVUL III (0.80% Fee Rate) (2)            10.00             9.46            --             --        -5.44%
JANUS ASPEN SERIES BALANCED                                                                                                 2.54%
    SVUL (0.80% Fee Rate)                    10.43             9.68       430,786      4,169,531        -7.19%
    SVUL II (0.80% Fee Rate)                  9.14             8.48       506,717      4,297,995        -7.19%
JANUS ASPEN SERIES BALANCED SERVICE
  SHARES                                                                                                                    2.67%
    SVUL II Elite (0.80% Fee Rate)           10.23             9.47        85,322        808,307        -7.42%
    SVUL III (0.80% Fee Rate) (12)            9.85             9.75            18            173        -1.10%
JANUS ASPEN SERIES GLOBAL TECHNOLOGY
  SERVICE SHARES                                                                                                              --
    SVUL (0.80% Fee Rate)                     4.19             2.46        27,547         67,686       -41.40%
    SVUL II (0.80% Fee Rate)                  4.19             2.46       335,961        825,402       -41.40%
JANUS ASPEN SERIES WORLDWIDE GROWTH                                                                                         0.95%
    SVUL (0.80% Fee Rate)                     9.71             7.18       376,107      2,698,673       -26.10%
    SVUL II (0.80% Fee Rate)                  6.18             4.57       915,563      4,183,247       -26.10%
JANUS ASPEN SERIES WORLDWIDE GROWTH
  SERVICE SHARES                                                                                                            0.87%
    SVUL II Elite (0.80% Fee Rate)           10.72             7.90        76,298        602,755       -26.30%
    SVUL III (0.80% Fee Rate) (11)            9.14             9.01           285          2,566       -1.41%
LINCOLN VIPT AGGRESSIVE GROWTH                                                                                                --
    SVUL II Elite (0.80% Fee Rate)           10.93             7.57         1,159          8,771       -30.78%
LINCOLN VIPT BOND                                                                                                           5.56%
    SVUL (0.80% Fee Rate)                    11.76            12.85       237,479      3,051,726         9.28%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                       11.80            12.89       945,697     12,190,028         9.28%
    SVUL III (0.80% Fee Rate) (9)            10.32            10.51        18,378        193,164         1.89%
LINCOLN VIPT CAPITAL APPRECIATION                                                                                             --
    SVUL (0.80% Fee Rate)                     7.93             5.74       154,270        886,069       -27.54%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        5.85             4.24       235,082        996,814       -27.54%
LINCOLN VIPT EQUITY-INCOME                                                                                                  1.11%
    SVUL (0.80% Fee Rate)                     9.91             8.29        49,825        413,205       -16.34%
    SVUL II (0.80% Fee Rate)                 10.09             8.44       199,180      1,681,409       -16.34%
LINCOLN VIPT GLOBAL ASSET ALLOCATION                                                                                        1.62%
    SVUL (0.80% Fee Rate)                     9.28             8.10         5,835         47,266       -12.69%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        8.87             7.74        22,900        177,358       -12.69%

                                        UNIT VALUE
                                        BEGINNING    UNIT VALUE       UNITS                        TOTAL        INVESTMENT
SUBACCOUNT                              OF PERIOD    END OF PERIOD    OUTSTANDING   NET ASSETS     RETURN(16)   INCOME RATIO(17)
--------------------------------------------------------------------------------------------------------------------------------
LINCOLN VIPT INTERNATIONAL                                                                                                  2.96%
    SVUL (0.80% Fee Rate) (4)           $     9.91   $         8.25           528   $      4,362       -16.70%
    SVUL II Elite (0.80% Fee Rate)           10.20             9.03        14,168        127,961       -11.48%
    SVUL III (0.80% Fee Rate) (10)            8.59             9.31         2,570         23,917         8.33%
LINCOLN VIPT MONEY MARKET                                                                                                   1.40%
    SVUL I (0.80% Fee Rate)                  11.53            11.60       279,463      3,242,864         0.60%
    SVUL (0.80% Fee Rate)                    11.13            11.19       354,335      3,966,108         0.60%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                       10.70            10.76     1,929,237     20,759,169         0.60%
    SVUL III (0.80% Fee Rate) (8)            10.00            10.02        96,361        965,108         0.11%
LINCOLN VIPT SOCIAL AWARENESS                                                                                               1.00%
    SVUL (0.80% Fee Rate)                     9.15             7.07        14,353        101,435       -22.74%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        8.03             6.20        13,720         85,124       -22.74%
MFS VIT CAPITAL OPPORTUNITIES                                                                                               0.03%
    SVUL II Elite (0.80% Fee Rate)           10.72             7.48        14,750        110,284       -30.25%
    SVUL III (0.80% Fee Rate) (14)            9.35             9.19         5,124         47,088        -1.70%
MFS VIT EMERGING GROWTH                                                                                                       --
    SVUL I (0.80% Fee Rate)                  10.55             6.93       160,275      1,111,335       -34.29%
    SVUL (0.80% Fee Rate)                     8.68             5.70       277,545      1,582,907       -34.29%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        5.30             3.48       518,155      1,805,117       -34.29%
MFS VIT TOTAL RETURN                                                                                                        1.48%
    SVUL I (0.80% Fee Rate)                  12.16            11.44       151,866      1,736,990        -5.92%
    SVUL (0.80% Fee Rate)                    11.26            10.59       308,727      3,269,249        -5.92%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                       11.29            10.62       545,055      5,787,621        -5.92%
    SVUL III (0.80% Fee Rate) (11)            9.66             9.88         3,817         37,729         2.28%
MFS VIT UTILITIES                                                                                                           2.74%
    SVUL I (0.80% Fee Rate)                  11.18             8.57       103,033        882,931       -23.37%
    SVUL (0.80% Fee Rate)                     9.72             7.45       104,341        776,893       -23.37%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        7.60             5.82       409,192      2,383,417       -23.37%
    SVUL III (0.80% Fee Rate) (9)             9.36            10.23         9,352         95,712         9.34%
NB AMT MID-CAP GROWTH                                                                                                         --
    SVUL (0.80% Fee Rate)                    10.34             7.25       132,432        959,805       -29.90%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        6.36             4.46       713,711      3,183,541       -29.90%
    SVUL III (0.80% Fee Rate) (12)            9.46             9.21         8,187         75,398        -2.69%
NB AMT PARTNERS                                                                                                             0.50%
    SVUL (0.80% Fee Rate)                     9.16             6.89        63,869        440,138       -24.75%
    SVUL II (0.80% Fee Rate)                  9.80             7.37        74,213        547,244       -24.75%
NB AMT REGENCY                                                                                                              0.08%
    SVUL (0.80% Fee Rate) (1)                10.12             8.51         8,860         75,439       -15.91%
    SVUL II Elite (0.80% Fee Rate)           10.49             9.31       102,518       954,317        -11.27%
    SVUL III (0.80% Fee Rate) (12)            9.27             9.32            66            618         0.59%
OCC ACCUMULATION GLOBAL EQUITY                                                                                              0.59%
    SVUL I (0.80% Fee Rate)                  10.92             8.95        33,727        301,711       -18.07%
OCC ACCUMULATION MANAGED                                                                                                    2.05%
    SVUL I (0.80% Fee Rate)                  10.46             8.62        96,630        833,126       -17.54%
PUTNAM VT GROWTH & INCOME CLASS IB                                                                                          0.50%
    SVUL (0.80% Fee Rate) (7)                 8.24             8.21         4,625         37,952        -0.40%
    SVUL II Elite (0.80% Fee Rate)           10.19             8.19        35,714        292,425       -19.63%
PUTNAM VT HEALTH SCIENCES CLASS IB                                                                                            --
    SVUL (0.80% Fee Rate) (6)                 8.30             8.55           298          2,546         2.95%
    SVUL II Elite (0.80% Fee Rate)           10.08             7.96         7,861         62,608       -20.98%
SCUDDER VIT EAFE EQUITY INDEX                                                                                               1.71%
    SVUL (0.80% Fee Rate)                     7.71             5.99        29,548        177,084       -22.22%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        6.57             5.11       206,287      1,053,445       -22.22%
    SVUL III (0.80% Fee Rate) (12)            9.06             8.94            33            292        -1.32%
SCUDDER VIT EQUITY 500 INDEX                                                                                                1.12%
    SVUL I (0.80% Fee Rate)                  10.42             8.03       882,554      7,086,941       -22.93%
    SVUL (0.80% Fee Rate)                     8.64             6.66       556,513      3,706,751       -22.93%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        7.84             6.05     1,268,241      7,667,377       -22.93%
    SVUL III (0.80% Fee Rate) (9)             8.58             9.28        29,283        271,731         8.12%
SCUDDER VIT SMALL CAP INDEX                                                                                                 0.83%
    SVUL (0.80% Fee Rate)                    11.02             8.68        46,024        399,580       -21.22%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        9.43             7.43       202,256      1,502,700       -21.22%
    SVUL III (0.80% Fee Rate) (12)            9.46             9.58            25            240         1.23%
FTVIPT FRANKLIN SMALL CAP                                                                                                   0.46%
    SVUL (0.80% Fee Rate) (3)                 9.96             7.72           434          3,352       -22.49%
    SVUL II Elite (0.80% Fee Rate)           11.32             8.03        61,251        491,858       -29.09%
    SVUL III (0.80% Fee Rate) (11)            8.93             9.62         8,040         77,325         7.67%
FTVIPT TEMPLETON FOREIGN SECURITIES                                                                                         1.84%
    SVUL I (0.80% Fee Rate)                   9.54             7.72       308,111      2,379,743       -19.06%
FTVIPT TEMPLETON FOREIGN SECURITIES
  CLASS 2                                                                                                                   1.53%
    SVUL (0.80% Fee Rate)                     9.09             7.34       108,542        797,159       -19.21%
    SVUL II (0.80% Fee Rate)                  8.54             6.90       223,456      1,541,636       -19.21%
FTVIPT TEMPLETON GLOBAL ASSET
  ALLOCATION                                                                                                                1.66%
    SVUL I (0.80% Fee Rate)                  10.72            10.19        93,378        951,418        -4.93%

                                        UNIT VALUE
                                        BEGINNING    UNIT VALUE       UNITS                        TOTAL        INVESTMENT
SUBACCOUNT                              OF PERIOD    END OF PERIOD    OUTSTANDING   NET ASSETS     RETURN(16)   INCOME RATIO(17)
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES                                                                                          1.91%
    SVUL I (0.80% Fee Rate)             $    12.41   $        10.06        82,572   $    830,404       -18.97%
    SVUL II Elite (0.80% Fee Rate)           10.43             8.45        87,859        742,284       -18.97%
    SVUL III (0.80% Fee Rate) (9)             8.55             9.08        11,149        101,237         6.17%
FTVIPT TEMPLETON GROWTH SECURITIES
  CLASS 2                                                                                                                   2.34%
    SVUL (0.80% Fee Rate)                    12.01             9.71        41,015        398,260       -19.14%
    SVUL II (0.80% Fee Rate)                 10.28             8.31        64,982        539,980       -19.14%

 (1) Reflects less than a full year of activity. Funds were first received in this option on 5/14/2002.
 (2) Reflects less than a full year of activity. Funds were first received in this option on 5/17/2002.
 (3) Reflects less than a full year of activity. Funds were first received in this option on 5/22/2002.
 (4) Reflects less than a full year of activity. Funds were first received in this option on 6/11/2002.
 (5) Reflects less than a full year of activity. Funds were first received in this option on 6/28/2002.
 (6) Reflects less than a full year of activity. Funds were first received in this option on 7/17/2002.
 (7) Reflects less than a full year of activity. Funds were first received in this option on 9/12/2002.
 (8) Reflects less than a full year of activity. Funds were first received in this option on 9/19/2002.
 (9) Reflects less than a full year of activity. Funds were first received in this option on 9/30/2002.
(10) Reflects less than a full year of activity. Funds were first received in this option on 10/8/2002.
(11) Reflects less than a full year of activity. Funds were first received in this option on 10/18/2002.
(12) Reflects less than a full year of activity. Funds were first received in this option on 11/19/2002.
(13) Reflects less than a full year of activity. Funds were first received in this option on 11/21/2002.
(14) Reflects less than a full year of activity. Funds were first received in this option on 12/9/2002.
(15) Reflects less than a full year of activity. Funds were first received in this option on 12/19/2002.
(16) These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(17) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. The investment income ratios are not annualized.

    A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable life contracts as of and for the year or period ended December 31, 2001 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                        UNIT VALUE
                                        BEGINNING    UNIT VALUE       UNITS                        TOTAL        INVESTMENT
SUBACCOUNT                              OF PERIOD    END OF PERIOD    OUTSTANDING   NET ASSETS     RETURN(2)    INCOME RATIO(3)
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION                                                                                               7.65%
    SVUL I (0.80% Fee Rate)             $    13.95   $        10.61       136,647   $  1,450,428       -23.89%
AIM V.I. DIVERSIFIED INCOME                                                                                                 7.26%
    SVUL I (0.80% Fee Rate)                   9.66             9.93        79,334        787,950         2.77%
AIM V.I. GROWTH                                                                                                             0.26%
    SVUL I (0.80% Fee Rate)                  12.31             8.08       373,326      3,015,061       -34.41%
    SVUL (0.80% Fee Rate)                     9.84             6.45       524,315      3,384,110       -34.41%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        7.37             4.83       917,453      4,434,747       -34.41%
AIM V.I. INTERNATIONAL GROWTH                                                                                               0.41%
    SVUL (0.80% Fee Rate)                    11.12             8.44        72,483        611,594       -24.14%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        7.97             6.04       212,956      1,286,712       -24.14%
AIM V.I. PREMIER EQUITY                                                                                                     0.15%
    SVUL I (0.80% Fee Rate)                  12.69            11.01       363,429      4,001,287       -13.26%
    SVUL (0.80% Fee Rate)                    10.03             8.70       545,123      4,743,118       -13.26%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        8.03             6.97       828,842      5,772,920       -13.26%
AMERICAN FUNDS GLOBAL SMALL
  CAPITALIZATION CLASS 2                                                                                                    0.80%
    SVUL (0.80% Fee Rate)                     7.74             6.69        15,422        103,239       -13.55%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        7.74             6.70       153,294      1,026,343       -13.55%
AMERICAN FUNDS GROWTH CLASS 2                                                                                               0.49%
    SVUL (0.80% Fee Rate)                     9.19             7.46       202,501      1,510,831       -18.81%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        9.19             7.46     1,218,756      9,093,291       -18.81%
AMERICAN FUNDS GROWTH-INCOME CLASS 2                                                                                        1.88%
    SVUL (0.80% Fee Rate)                    10.42            10.61        72,560        769,501         1.74%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                       10.43            10.61       687,913      7,296,784         1.74%
AMERICAN FUNDS INTERNATIONAL CLASS 2                                                                                          --
    SVUL II Elite (0.80% Fee Rate) (1)       10.00            10.25        16,059        164,590         2.49%
ABVPSF SMALL CAP VALUE                                                                                                        --
    SVUL II Elite (0.80% Fee Rate) (1)       10.00            10.94        12,392        135,625         9.45%
ABVPSF GROWTH AND INCOME                                                                                                      --
    SVUL II Elite (0.80% Fee Rate) (1)       10.00            10.38        41,395        429,604         3.78%
ABVPSF PREMIER GROWTH                                                                                                         --
    SVUL II Elite (0.80% Fee Rate) (1)       10.00            11.04         2,688         29,684        10.42%
ABVPSF TECHNOLOGY                                                                                                             --
    SVUL II Elite (0.80% Fee Rate) (1)       10.00            11.60         2,631         30,521        15.98%
BARON CAPITAL ASSET                                                                                                           --
    SVUL (0.80% Fee Rate)                    10.90            12.15        48,894        594,158        11.45%
    SVUL II (0.80% Fee Rate)                  9.35            10.42       103,141      1,074,924        11.45%
DELAWARE VIPT DEVON                                                                                                         0.50%
    SVUL (0.80% Fee Rate)                     8.00             7.21        10,202         73,525        -9.92%
    SVUL II (0.80% Fee Rate)                  8.90             8.02         9,888         79,265        -9.92%
DELAWARE VIPT EMERGING MARKETS                                                                                              0.43%
    SVUL I (0.80% Fee Rate)                   8.52             8.90        20,402        181,550         4.44%
    SVUL (0.80% Fee Rate)                     9.17             9.57        24,097        230,715         4.44%
    SVUL II (0.80% Fee Rate)                  8.32             8.69        21,037        182,893         4.44%
DELAWARE VIPT HIGH YIELD                                                                                                    6.51%
    SVUL (0.80% Fee Rate)                     7.84             7.46        49,239        367,084        -4.86%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        8.92             8.49        67,289        571,098        -4.86%
DELAWARE VIPT LARGE CAP VALUE                                                                                                 --
    SVUL II Elite (0.80% Fee Rate) (1)       10.00            10.35         1,672         17,315         3.53%
DELAWARE VIPT REIT                                                                                                          0.98%
    SVUL (0.80% Fee Rate)                    11.98            12.93        14,358        185,656         7.92%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                       11.77            12.71        99,779      1,267,848         7.92%
DELAWARE VIPT SMALL CAP VALUE                                                                                               0.74%
    SVUL I (0.80% Fee Rate)                  10.74            11.92       171,596      2,045,343        10.95%
    SVUL (0.80% Fee Rate)                    11.09            12.30        72,266        889,053        10.95%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                       11.70            12.98       206,749      2,683,195        10.95%
DELAWARE VIPT TREND                                                                                                           --
    SVUL I (0.80% Fee Rate)                  17.22            14.46       145,470      2,103,730       -16.01%
    SVUL (0.80% Fee Rate)                    14.39            12.09       158,600      1,917,031       -16.01%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        8.20             6.88       600,293      4,132,992       -16.01%
DELAWARE VIPT U.S. GROWTH                                                                                                     --
    SVUL II Elite (0.80% Fee Rate) (1)       10.00            10.88            91            985         8.78%
FIDELITY VIP ASSET MANAGER                                                                                                  3.80%
    SVUL I (0.80% Fee Rate)                  11.15            10.61        75,246        798,451        -4.85%
FIDELITY VIP CONTRAFUND SERVICE CLASS                                                                                       0.51%
    SVUL (0.80% Fee Rate)                    10.61             9.22       313,124      2,887,841       -13.06%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        9.27             8.06       477,854      3,851,024       -13.06%
FIDELITY VIP EQUITY-INCOME                                                                                                  1.58%
    SVUL I (0.80% Fee Rate)                  11.61            10.95       275,227      3,013,213        -5.71%
FIDELITY VIP EQUITY-INCOME SERVICE
  CLASS                                                                                                                       --
    SVUL II Elite (0.80% Fee Rate) (1)       10.00            10.32        23,675        244,370         3.22%

                                        UNIT VALUE
                                        BEGINNING    UNIT VALUE       UNITS                        TOTAL        INVESTMENT
SUBACCOUNT                              OF PERIOD    END OF PERIOD    OUTSTANDING   NET ASSETS     RETURN(2)    INCOME RATIO(3)
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH SERVICE CLASS                                                                                             --
    SVUL (0.80% Fee Rate)               $     8.50   $         6.93        36,201   $    251,008       -18.38%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        8.50             6.93       467,806      3,243,833       -18.38%
FIDELITY VIP GROWTH OPPORTUNITIES
  SERVICE CLASS                                                                                                             0.19%
    SVUL (0.80% Fee Rate)                     8.26             7.01        99,241        695,581       -15.12%
    SVUL II (0.80% Fee Rate)                  8.52             7.23        93,673        677,592       -15.12%
FIDELITY VIP HIGH INCOME SERVICE CLASS                                                                                      9.10%
    SVUL (0.80% Fee Rate)                     8.07             7.05        11,371         80,160       -12.60%
    SVUL II (0.80% Fee Rate)                  8.07             7.05       164,188      1,157,592       -12.60%
FIDELITY VIP INVESTMENT GRADE BOND                                                                                          4.32%
    SVUL I (0.80% Fee Rate)                  11.34            12.21       222,780      2,719,392         7.60%
FIDELITY VIP OVERSEAS SERVICE CLASS                                                                                           --
    SVUL II Elite (0.80% Fee Rate) (1)       10.00            10.37         4,635         48,082         3.73%
JANUS ASPEN SERIES MID CAP GROWTH
  SERVICE SHARES                                                                                                              --
    SVUL II Elite (0.80% Fee Rate) (1)       10.00            10.23           334          3,421         2.30%
JANUS ASPEN SERIES BALANCED                                                                                                 2.86%
    SVUL (0.80% Fee Rate)                    11.03            10.43       368,192      3,839,791        -5.42%
    SVUL II (0.80% Fee Rate)                  9.66             9.14       404,971      3,701,104        -5.42%
JANUS ASPEN SERIES BALANCED SERVICE
  SHARES                                                                       --                                           3.53%
    SVUL II Elite (0.80% Fee Rate) (1)       10.00            10.23         4,912         50,266         2.33%
JANUS ASPEN SERIES GLOBAL TECHNOLOGY
  SERVICE SHARES                                                                                                            0.65%
    SVUL (0.80% Fee Rate)                     6.74             4.19        20,631         86,508       -37.82%
    SVUL II (0.80% Fee Rate)                  6.74             4.19       480,715      2,015,535       -37.82%
JANUS ASPEN SERIES WORLDWIDE GROWTH                                                                                         0.55%
    SVUL (0.80% Fee Rate)                    12.62             9.71       340,888      3,309,651       -23.05%
    SVUL II (0.80% Fee Rate)                  8.03             6.18       770,532      4,763,733       -23.05%
JANUS ASPEN SERIES WORLDWIDE GROWTH
  SERVICE SHARES                                                                                                            0.31%
    SVUL II Elite (0.80% Fee Rate) (1)       10.00            10.72        12,676        135,876         7.19%
LINCOLN VIPT AGGRESSIVE GROWTH                                                                --           --
    SVUL II Elite (0.80% Fee Rate) (1)       10.00            10.93            91            990         9.30%
LINCOLN VIPT BOND                                                                                                           6.08%
    SVUL (0.80% Fee Rate)                    10.86            11.76       238,491      2,804,500         8.28%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                       10.89            11.80       568,346      6,703,914         8.28%
LINCOLN VIPT CAPITAL APPRECIATION                                                                                             --
    SVUL (0.80% Fee Rate)                    10.78             7.93       143,999      1,141,500       -26.48%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        7.96             5.85       244,193      1,429,082       -26.48%
LINCOLN VIPT EQUITY-INCOME                                                                                                  1.49%
    SVUL (0.80% Fee Rate)                    10.78             9.91        48,011        475,931        -8.08%
    SVUL II (0.80% Fee Rate)                 10.98            10.09       180,637      1,822,696        -8.08%
LINCOLN VIPT GLOBAL ASSET ALLOCATION                                                                                        0.52%
    SVUL (0.80% Fee Rate)                    10.14             9.28         4,845         44,945        -8.51%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        9.70             8.87        10,768         95,525        -8.51%
LINCOLN VIPT INTERNATIONAL                                                                                                  1.25%
    SVUL II Elite (0.80% Fee Rate) (1)       10.00            10.20         2,928         29,873         2.03%
LINCOLN VIPT MONEY MARKET                                                                                                   3.64%
    SVUL I (0.80% Fee Rate)                  11.18            11.53       429,174      4,950,372         3.19%
    SVUL (0.80% Fee Rate)                    10.78            11.13       269,924      3,003,267         3.19%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                       10.37            10.70     2,092,695     22,383,663         3.19%
LINCOLN VIPT SOCIAL AWARENESS                                                                                               0.78%
    SVUL (0.80% Fee Rate)                    10.19             9.15        13,066        119,522       -10.25%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        8.95             8.03        10,833         86,995       -10.25%
MFS VIT CAPITAL OPPORTUNITIES                                                                                                 --
    SVUL II Elite (0.80% Fee Rate) (1)       10.00            10.72         1,759         18,857         7.18%
MFS VIT EMERGING GROWTH                                                                                                       --
    SVUL I (0.80% Fee Rate)                  15.99            10.55       198,734      2,097,068       -34.02%
    SVUL (0.80% Fee Rate)                    13.15             8.68       240,633      2,088,514       -34.02%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        8.03             5.30       485,459      2,573,702       -34.02%
MFS VIT TOTAL RETURN                                                                                                        1.83%
    SVUL I (0.80% Fee Rate)                  12.23            12.16       120,348      1,463,165        -0.55%
    SVUL (0.80% Fee Rate)                    11.32            11.26       149,300      1,680,561        -0.55%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                       11.35            11.29       341,308      3,852,369        -0.55%
MFS VIT UTILITIES                                                                                                           3.07%
    SVUL I (0.80% Fee Rate)                  14.87            11.18       120,116      1,343,285       -24.81%
    SVUL (0.80% Fee Rate)                    12.92             9.72       110,233      1,071,115       -24.81%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                       10.11             7.60       349,181      2,654,238       -24.81%
NB AMT MID-CAP GROWTH                                                                                                         --
    SVUL (0.80% Fee Rate)                    13.83            10.34        94,585        977,949       -25.25%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        8.51             6.36       510,126      3,246,135       -25.25%
NB AMT PARTNERS                                                                                                             0.23%
    SVUL (0.80% Fee Rate)                     9.50             9.16        54,564        499,680        -3.60%
    SVUL II (0.80% Fee Rate)                 10.17             9.80        60,335        591,217        -3.60%
NB AMT REGENCY                                                                                                                --
    SVUL II Elite (0.80% Fee Rate) (1)       10.00            10.49        16,015        168,012         4.91%
OCC ACCUMULATION GLOBAL EQUITY                                                                                                --
    SVUL I (0.80% Fee Rate)                  12.77            10.92        51,907        566,717       -14.51%
OCC ACCUMULATION MANAGED                                                                                                    2.37%
    SVUL I (0.80% Fee Rate)                  11.08            10.46       108,987      1,139,603        -5.67%


                                        UNIT VALUE
                                        BEGINNING    UNIT VALUE       UNITS                        TOTAL        INVESTMENT
SUBACCOUNT                              OF PERIOD    END OF PERIOD    OUTSTANDING   NET ASSETS     RETURN(2)    INCOME RATIO(3)
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH & INCOME CLASS IB                                                                                            --
    SVUL II Elite (0.80% Fee Rate) (1)  $    10.00   $        10.19           677   $      6,903         1.88%
PUTNAM VT HEALTH SCIENCES CLASS IB                                                                                            --
    SVUL II Elite (0.80% Fee Rate) (1)       10.00            10.08           462          4,656         0.79%
SCUDDER VIT EAFE EQUITY INDEX                                                                                                 --
    SVUL (0.80% Fee Rate)                    10.31             7.71        18,821        145,022       -25.29%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        8.79             6.57        92,996        610,584       -25.29%
SCUDDER VIT EQUITY 500 INDEX                                                                                                0.99%
    SVUL I (0.80% Fee Rate)                  11.96            10.42       786,923      8,199,587       -12.88%
    SVUL (0.80% Fee Rate)                     9.92             8.64       585,175      5,057,614       -12.88%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        9.00             7.84       842,660      6,610,579       -12.88%
SCUDDER VIT SMALL CAP INDEX                                                                                                 0.81%
    SVUL (0.80% Fee Rate)                    10.88            11.02        37,327        411,342         1.26%
    SVUL II and SVUL II Elite
      (0.80% Fee Rate)                        9.31             9.43       111,004      1,046,834         1.26%
FTVIPT FRANKLIN SMALL CAP                                                                                                     --
    SVUL II Elite (0.80% Fee Rate) (1)       10.00            11.32         3,884         43,990        13.24%
FTVIPT TEMPLETON FOREIGN SECURITIES                                                                                         3.13%
    SVUL I (0.80% Fee Rate)                  11.42             9.54       353,104      3,369,300       -16.42%
FTVIPT TEMPLETON FOREIGN SECURITIES
  CLASS 2                                                                                                                   2.78%
    SVUL (0.80% Fee Rate)                    10.91             9.09       102,477        931,583       -16.67%
    SVUL II (0.80% Fee Rate)                 10.25             8.54       175,387      1,497,742       -16.67%
FTVIPT TEMPLETON GLOBAL ASSET
  ALLOCATION                                                                                                                1.42%
    SVUL I (0.80% Fee Rate)                  11.97            10.72        61,770        661,999       -10.44%
FTVIPT TEMPLETON GROWTH SECURITIES                                                                                          1.96%
    SVUL I (0.80% Fee Rate)                  12.64            12.41        25,098        311,495        -1.77%
    SVUL II Elite (0.80% Fee Rate) (1)       10.00            10.43         3,943         41,109         4.27%
FTVIPT TEMPLETON GROWTH SECURITIES
  CLASS 2                                                                                                                   1.41%
    SVUL (0.80% Fee Rate)                    12.27            12.01        22,267        267,396        -2.10%
    SVUL II (0.80% Fee Rate)                 10.50            10.28        37,792        388,373        -2.10%

(1) Reflects less than a full year of activity. Funds were first received in this option on 09/10/2001.
(2) These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(3) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. The investment income ratios are not annualized.

4.  PURCHASES AND SALES OF INVESTMENTS

    The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2003.

                                                               AGGREGATE      AGGREGATE
                                                               COST OF        PROCEEDS
                                                               PURCHASES      FROM SALES
------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                  $    180,182   $    288,128
AIM V.I. Diversified Income                                         331,293        232,775
AIM V.I. Growth                                                   4,306,121      3,683,772
AIM V.I. International Growth                                       836,476        612,821
AIM V.I. Premier Equity                                           2,089,034      2,085,328
ABVPSF Growth and Income                                          2,181,240        492,825
ABVPSF Premier Growth                                               375,283         57,460
ABVPSF Small Cap Value                                            1,050,396        269,499
ABVPSF Technology                                                 1,076,050        309,914
American Funds Global Small Capitalization Class 2                  951,509        379,508
American Funds Growth Class 2                                     6,013,768      1,494,347
American Funds Growth-Income Class 2                              4,481,922      1,531,832
American Funds International Class 2                              1,506,667        195,272
Baron Capital Asset                                                 679,606        451,829
M Fund Brandes International Equity                                 311,194         11,235
Delaware VIPT Devon                                                  13,189        191,418
Delaware VIPT Emerging Markets                                      664,897        253,626
Delaware VIPT High Yield                                          2,945,196        605,359
Delaware VIPT Large Cap Value                                       808,259        183,241
Delaware VIPT REIT                                                1,949,094        839,796
Delaware VIPT Small Cap Value                                     4,032,735      2,143,839
Delaware VIPT Trend                                               2,218,419      1,467,239
Delaware VIPT U.S. Growth                                           146,875         42,450
Fidelity VIP Asset Manager                                          116,339        156,211
Fidelity VIP Contrafund Service Class                             2,629,720      1,364,179
Fidelity VIP Equity-Income                                          649,860        421,455
Fidelity VIP Equity-Income Service Class                            917,484        386,354
Fidelity VIP Growth Service Class                                 1,101,564        402,067
Fidelity VIP Growth Opportunities Service Class                     307,270        400,599
Fidelity VIP High Income Service Class                            1,229,505        735,198
Fidelity VIP Investment Grade Bond                                1,736,821      1,243,265
Fidelity VIP Overseas Service Class                                 668,208         25,508
M Fund Frontier Capital Appreciation                                154,137          4,692
FTVIPT Franklin Small Cap                                           843,692        408,627
FTVIPT Templeton Foreign Securities                                 448,689        339,295
FTVIPT Templeton Foreign Securities Class 2                         786,004        429,507
FTVIPT Templeton Global Asset Allocation                            326,049        230,797
FTVIPT Templeton Growth Securities                                1,027,970        527,422
FTVIPT Templeton Growth Securities Class 2                          453,399        177,911
Janus Aspen Series Balanced                                       1,874,634      1,731,147
Janus Aspen Series Balanced Service Shares                          317,416        303,439
Janus Aspen Series Global Technology Service Shares                 189,700        155,672
Janus Aspen Series Mid Cap Growth Service Shares                    490,869         15,041
Janus Aspen Series Worldwide Growth                               1,332,226      1,420,483
Janus Aspen Series Worldwide Growth Service Shares                  379,505         99,690
Lincoln VIPT Aggressive Growth                                       10,304          2,254
Lincoln VIPT Bond                                                10,537,125      5,664,015
Lincoln VIPT Capital Appreciation                                   413,129        327,268
Lincoln VIPT Equity-Income                                          550,038        449,453
Lincoln VIPT Global Asset Allocation                                239,231         18,132
Lincoln VIPT International                                          674,251         66,244
Lincoln VIPT Money Market                                        29,121,425     34,338,895
Lincoln VIPT Social Awareness                                        83,031         34,577
MFS VIT Capital Opportunities                                       915,421        714,393
MFS VIT Emerging Growth                                           1,123,768      1,056,960
MFS VIT Total Return                                              3,539,543      1,868,118
MFS VIT Utilities                                                 1,671,923        853,324

                                                               AGGREGATE      AGGREGATE
                                                               COST OF        PROCEEDS
                                                               PURCHASES      FROM SALES
------------------------------------------------------------------------------------------
NB AMT Mid-Cap Growth                                          $  1,788,636   $  1,384,741
NB AMT Partners                                                     223,572        369,077
NB AMT Regency                                                      856,853        630,071
OCC Accumulation Global Equity                                       53,346         48,233
OCC Accumulation Managed                                            172,008        279,644
Putnam VT Growth & Income Class IB                                  262,032         41,051
Putnam VT Health Sciences Class IB                                  222,565         16,230
Scudder VIT EAFE Equity Index                                       670,940        294,767
Scudder VIT Equity 500 Index                                     10,749,639      5,272,841
Scudder VIT Small Cap Index                                       1,500,641        870,416
M Fund Turner Core Growth                                           242,665          3,647

5.  INVESTMENTS

    The following is a summary of investments owned at December 31, 2003.

                                                                              NET
                                                               SHARES         ASSET      VALUE OF         COST OF
                                                               OUTSTANDING    VALUE      SHARES           SHARES
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                        62,788   $  21.28   $    1,336,122   $    1,586,101
AIM V.I. Diversified Income                                         117,674       8.82        1,037,883        1,128,810
AIM V.I. Growth                                                     821,156      14.83       12,177,737       14,405,506
AIM V.I. International Growth                                       178,963      16.04        2,870,566        2,779,057
AIM V.I. Premier Equity                                             696,431      20.23       14,088,792       16,885,418
ABVPSF Growth and Income                                            196,233      21.80        4,277,890        3,782,791
ABVPSF Premier Growth                                                26,194      21.58          565,266          517,888
ABVPSF Small Cap Value                                              150,355      14.49        2,178,651        1,728,565
ABVPSF Technology                                                    67,704      14.48          980,348          829,161
American Funds Global Small Capitalization Class 2                  197,552      14.08        2,781,533        2,232,284
American Funds Growth Class 2                                       519,382      45.50       23,631,903       23,251,928
American Funds Growth-Income Class 2                                568,814      33.48       19,043,883       17,093,101
American Funds International Class 2                                217,004      13.40        2,907,859        2,354,755
Baron Capital Asset                                                 149,136      21.53        3,210,903        2,728,187
M Fund Brandes International Equity                                  23,824      14.56          346,875          300,545
Delaware VIPT Emerging Markets                                      173,009      11.18        1,934,246        1,337,923
Delaware VIPT High Yield                                            815,831       5.69        4,642,079        4,105,111
Delaware VIPT Large Cap Value                                        77,172      16.33        1,260,216        1,060,603
Delaware VIPT REIT                                                  347,787      15.14        5,265,498        4,164,134
Delaware VIPT Small Cap Value                                       590,175      25.64       15,132,082       11,492,951
Delaware VIPT Trend                                                 419,677      27.29       11,452,994       10,605,644
Delaware VIPT U.S. Growth                                            32,176       6.62          213,004          191,392
Fidelity VIP Asset Manager                                           48,004      14.46          694,145          723,342
Fidelity VIP Contrafund Service Class                               501,856      23.06       11,572,798       10,520,321
Fidelity VIP Equity-Income                                          153,624      23.18        3,561,005        3,422,275
Fidelity VIP Equity-Income Service Class                             66,191      23.11        1,529,684        1,279,485
Fidelity VIP Growth Service Class                                   179,310      30.92        5,544,256        5,745,415
Fidelity VIP Growth Opportunities Service Class                      93,422      15.06        1,406,931        1,433,934
Fidelity VIP High Income Service Class                              322,125       6.92        2,229,101        2,084,590
Fidelity VIP Investment Grade Bond                                  272,672      13.65        3,721,977        3,518,256
Fidelity VIP Overseas Service Class                                  54,822      15.53          851,381          727,987
M Fund Frontier Capital Appreciation                                  8,768      19.72          172,906          149,671
FTVIPT Franklin Small Cap                                            75,655      17.60        1,331,526        1,121,598
FTVIPT Templeton Foreign Securities                                 257,851      12.37        3,189,614        3,966,133
FTVIPT Templeton Foreign Securities Class 2                         280,843      12.24        3,437,519        3,554,012
FTVIPT Templeton Global Asset Allocation                             70,987      18.78        1,333,139        1,186,111
FTVIPT Templeton Growth Securities                                  240,521      11.31        2,720,291        2,347,035
FTVIPT Templeton Growth Securities Class 2                          138,404      11.19        1,548,746        1,426,811
Janus Aspen Series Balanced                                         417,052      22.98        9,583,863        9,740,753
Janus Aspen Series Balanced Service Shares                           38,769      23.82          923,468          867,769
Janus Aspen Series Global Technology Service Shares                 384,215       3.53        1,356,278        2,032,349
Janus Aspen Series Mid Cap Growth Service Shares                     27,855      21.05          586,346          519,948
Janus Aspen Series Worldwide Growth                                 323,542      25.82        8,353,851       10,385,279
Janus Aspen Series Worldwide Growth Service Shares                   41,448      25.70        1,065,223          974,627
Lincoln VIPT Aggressive Growth                                        2,479       8.67           21,499           18,609
Lincoln VIPT Bond                                                 1,558,303      13.22       20,605,442       19,955,631
Lincoln VIPT Capital Appreciation                                   154,618      16.79        2,596,500        3,167,474
Lincoln VIPT Equity-Income                                          173,800      16.60        2,884,205        2,678,963
Lincoln VIPT Global Asset Allocation                                 39,234      12.71          498,462          481,979
Lincoln VIPT International                                           68,932      13.62          938,860          770,337
Lincoln VIPT Money Market                                         2,370,909      10.00       23,709,090       23,709,090
Lincoln VIPT Social Awareness                                        11,383      26.00          295,956          327,804
MFS VIT Capital Opportunities                                        36,160      12.11          437,898          396,882
MFS VIT Emerging Growth                                             379,724      15.51        5,889,513        8,016,638
MFS VIT Total Return                                                725,300      19.58       14,201,369       13,127,620
MFS VIT Utilities                                                   403,248      15.95        6,431,805        6,705,639
NB AMT Mid-Cap Growth                                               379,569      15.33        5,818,792        5,795,547

                                                                              NET
                                                               SHARES         ASSET      VALUE OF         COST OF
                                                               OUTSTANDING    VALUE      SHARES           SHARES
------------------------------------------------------------------------------------------------------------------------
NB AMT Partners                                                      76,199   $  15.40   $    1,173,457   $    1,109,421
NB AMT Regency                                                      131,173      12.09        1,585,886        1,304,466
OCC Accumulation Global Equity                                       28,633      14.05          402,289          406,246
OCC Accumulation Managed                                             21,889      39.13          856,521          852,073
Putnam VT Growth & Income Class IB                                   28,491      23.26          662,700          565,189
Putnam VT Health Sciences Class IB                                   27,689      10.97          303,744          274,067
Scudder VIT EAFE Equity Index                                       246,310       8.21        2,022,208        1,944,517
Scudder VIT Equity 500 Index                                      2,612,843      11.64       30,413,489       28,976,078
Scudder VIT Small Cap Index                                         285,463      12.24        3,494,068        2,921,945
M Fund Turner Core Growth                                            19,598      13.19          258,496          239,128

6.  CHANGES IN UNITS OUTSTANDING

    The change in units outstanding for the year ended December 31, 2003 is as follows:

                                                                              UNITS      UNITS            NET INCREASE
                                                                              ISSUED     REDEEMED         (DECREASE)
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                                     27,560        (37,540)          (9,980)
AIM V.I. Diversified Income                                                       22,130        (17,997)           4,133
AIM V.I. Growth                                                                1,117,926     (1,020,852)          97,074
AIM V.I. International Growth                                                    128,965       (118,375)          10,589
AIM V.I. Premier Equity                                                          497,132       (490,282)           6,850
ABVPSF Growth and Income                                                         237,010        (66,064)         170,946
ABVPSF Premier Growth                                                             43,195         (7,497)          35,698
ABVPSF Small Cap Value                                                            97,601        (30,299)          67,302
ABVPSF Technology                                                                126,615        (42,395)          84,220
American Funds Global Small Capitalization Class 2                               142,941        (73,809)          69,132
American Funds Growth Class 2                                                  1,072,278       (447,801)         624,477
American Funds Growth-Income Class 2                                             546,400       (260,862)         285,538
American Funds International Class 2                                             159,060        (24,626)         134,433
Baron Capital Asset                                                               73,409        (50,494)          22,915
M Fund Brandes International Equity                                               25,003           (885)          24,119
Delaware VIPT Devon                                                                2,065        (31,627)         (29,562)
Delaware VIPT Emerging Markets                                                    49,879        (23,486)          26,394
Delaware VIPT High Yield                                                         282,353        (75,488)         206,864
Delaware VIPT Large Cap Value                                                     86,241        (20,660)          65,581
Delaware VIPT REIT                                                               144,001        (71,676)          72,325
Delaware VIPT Small Cap Value                                                    324,653       (183,238)         141,415
Delaware VIPT Trend                                                              337,434       (250,914)          86,520
Delaware VIPT U.S. Growth                                                         18,548         (5,049)          13,499
Fidelity VIP Asset Manager                                                         9,346        (15,424)          (6,078)
Fidelity VIP Contrafund Service Class                                            340,018       (207,856)         132,162
Fidelity VIP Equity-Income                                                        64,821        (45,286)          19,535
Fidelity VIP Equity-Income Service Class                                          94,187        (38,786)          55,401
Fidelity VIP Growth Service Class                                                226,480       (129,514)          96,967
Fidelity VIP Growth Opportunities Service Class                                   55,482        (71,194)         (15,712)
Fidelity VIP High Income Service Class                                           147,658        (99,367)          48,291
Fidelity VIP Investment Grade Bond                                               114,584        (89,845)          24,739
Fidelity VIP Overseas Service Class                                               67,571         (4,206)          63,365
M Fund Frontier Capital Appreciation                                              12,677           (377)          12,300
FTVIPT Franklin Small Cap                                                         88,317        (41,286)          47,031
FTVIPT Templeton Foreign Securities                                               56,682        (50,605)           6,077
FTVIPT Templeton Foreign Securities Class 2                                      113,169        (72,524)          40,645
FTVIPT Templeton Global Asset Allocation                                          17,142        (10,838)           6,303
FTVIPT Templeton Growth Securities                                                94,713        (52,305)          42,408
FTVIPT Templeton Growth Securities Class 2                                        48,557        (20,319)          28,238
Janus Aspen Series Balanced                                                      226,604       (227,375)            (771)
Janus Aspen Series Balanced Service Shares                                        32,587        (31,797)             790
Janus Aspen Series Global Technology Service Shares                               81,311        (65,306)          16,005
Janus Aspen Series Mid Cap Growth Service Shares                                  52,808         (2,268)          50,540
Janus Aspen Series Worldwide Growth                                              333,948       (345,751)         (11,803)
Janus Aspen Series Worldwide Growth Service Shares                                47,577        (15,312)          32,265
Lincoln VIPT Aggressive Growth                                                     1,201           (264)             937
Lincoln VIPT Bond                                                                922,868       (592,580)         330,288
Lincoln VIPT Capital Appreciation                                                107,298        (81,810)          25,489
Lincoln VIPT Equity-Income                                                        71,480        (59,499)          11,982
Lincoln VIPT Global Asset Allocation                                              25,959         (2,232)          23,727
Lincoln VIPT International                                                        65,221         (6,365)          58,856
Lincoln VIPT Money Market                                                      3,054,485     (3,496,869)        (442,383)
Lincoln VIPT Social Awareness                                                      9,674         (4,915)           4,759
MFS VIT Capital Opportunities                                                    106,273        (84,882)          21,392
MFS VIT Emerging Growth                                                          264,602       (233,843)          30,759
MFS VIT Total Return                                                             360,019       (219,532)         140,487
MFS VIT Utilities                                                                214,569       (128,144)          86,425
NB AMT Mid-Cap Growth                                                            413,453       (350,985)          62,468

                                                                              UNITS      UNITS            NET INCREASE
                                                                              ISSUED     REDEEMED         (DECREASE)
------------------------------------------------------------------------------------------------------------------------
NB AMT Partners                                                                   29,191        (45,154)         (15,963)
NB AMT Regency                                                                    81,786        (65,780)          16,007
OCC Accumulation Global Equity                                                     6,227         (5,497)             731
OCC Accumulation Managed                                                           9,623        (24,007)         (14,384)
Putnam VT Growth & Income Class IB                                                28,552         (5,136)          23,416
Putnam VT Health Sciences Class IB                                                23,128         (2,046)          21,082
Scudder VIT EAFE Equity Index                                                    111,208        (56,409)          54,799
Scudder VIT Equity 500 Index                                                   1,383,116       (612,922)         770,194
Scudder VIT Small Cap Index                                                      167,882       (106,254)          61,628
M Fund Turner Core Growth                                                         21,043           (326)          20,717

7.  NEW INVESTMENT FUNDS AND FUND NAME CHANGES

    During 2002, the Deutsche Asset Management VIT Funds Trust (Deutsche VIT) family of funds changed its name to Scudder VIT Funds (Scudder VIT), the Delaware Group Premium Fund (DGPF) family of funds changed its name to Delaware VIP Trust (Delaware VIPT), the Fidelity Variable Insurance Products Fund II (Fidelity VIP II) family of funds changed its name to the Fidelity Variable Insurance Products Fund (Fidelity VIP) and the Fidelity Variable Insurance Products Fund III (Fidelity VIP III) family of funds changed its name to the Fidelity Variable Insurance Products Fund (Fidelity VIP).

    Also during 2002, the AIM V.I. International Equity Fund changed its name to the AIM V.I. International Growth Fund, the AIM V.I. Value Fund changed its name to the AIM V.I. Premier Equity Fund, the Delaware VIPT Growth and Income Series changed its name to the Delaware VIPT Large Cap Value Series, the FTVIPT Templeton Asset Strategy Fund changed its name to the FTVIPT Templeton Global Asset Allocation Fund, the FTVIPT Templeton International Securities Class 1 Fund changed its name to the FTVIPT Templeton Foreign Securities Class 1 Fund and the FTVIPT Templeton International Securities Class 2 Fund changed its name to the FTVIPT Templeton Foreign Securities Class 2 Fund.

    During 2003, the Alliance Variable Products Series Fund (AVPSF) family of funds changed its name to the AllianceBernstein Variable Products Series Fund (ABVPSF), and the Lincoln National (LN) fund family changed its name to the Lincoln Variable Insurance Products Trust (Lincoln VIPT).

    Also during 2003, the Janus Aspen Series Aggressive Growth Portfolio Service Shares changed its name to the Janus Aspen Series Mid Cap Growth Portfolio Service Shares.

    In 2003, the M Fund Brandes International Equity Fund, the M Fund Business Opportunity Value Fund, the M Fund Frontier Capital Appreciation Fund and the M Fund Turner Core Growth Fund became available as investment options to Variable Account contract owners. There was no activity in the M Fund Business Opportunity Value Fund in 2003.

8.  FUND CLOSING

    In April 2003, the Delaware VIPT Devon Fund ceased to be available as an investment option to Variable Account Contract owners.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS


Board of Directors of The Lincoln National Life Insurance Company
  and
Contract Owners of Lincoln Life Flexible Premium Variable Life Account R

We have audited the accompanying statement of assets and liabilities of Lincoln Life Flexible Premium Variable Life Account R ("Variable Account") (comprised of the following subaccounts: AIM Variable Insurance Funds ("AIM V.I.") Capital Appreciation, AIM V.I. Diversified Income, AIM V.I. Growth, AIM V.I. International Growth, AIM V.I. Premier Equity, AllianceBernstein Variable Product Series Fund ("ABVPSF") Growth and Income, ABVPSF Premier Growth, ABVPSF Small Cap Value, ABVPSF Technology, American Funds Insurance Series ("American Funds") Global Small Capitalization Class 2, American Funds Growth Class 2, American Funds Growth-Income Class 2, American Funds International Class 2, Baron Capital Funds Trust Asset, M Fund Brandes International Equity, Delaware VIP Trust ("Delaware VIPT") Devon, Delaware VIPT Emerging Markets, Delaware VIPT High Yield, Delaware VIPT Large Cap Value, Delaware VIPT REIT, Delaware VIPT Small Cap Value, Delaware VIPT Trend, Delaware VIPT U.S. Growth, Fidelity Variable Insurance Products Fund ("Fidelity VIP") Asset Manager, Fidelity VIP Contrafund Service Class, Fidelity VIP Equity-Income, Fidelity VIP Equity-Income Service Class, Fidelity VIP Growth Service Class, Fidelity VIP Growth Opportunities Service Class, Fidelity VIP High Income Service Class, Fidelity VIP Investment Grade Bond, Fidelity VIP Overseas Service Class, M Fund Frontier Capital Appreciation, Franklin Templeton Variable Insurance Products Trust ("FTVIPT") Franklin Small Cap, FTVIPT Templeton Foreign Securities, FTVIPT Templeton Foreign Securities Class 2, FTVIPT Templeton Global Asset Allocation, FTVIPT Templeton Growth Securities, FTVIPT Templeton Growth Securities Class 2, Janus Aspen Series Balanced, Janus Aspen Series Balanced Service Shares, Janus Aspen Series Global Technology Service Shares, Janus Aspen Series Mid Cap Growth Service Shares, Janus Aspen Series Worldwide Growth, Janus Aspen Series Worldwide Growth Service Shares, Lincoln Variable Insurance Products Trust ("Lincoln VIPT") Aggressive Growth, Lincoln VIPT Bond, Lincoln VIPT Capital Appreciation, Lincoln VIPT Equity-Income, Lincoln VIPT Global Asset Allocation, Lincoln VIPT International, Lincoln VIPT Money Market, Lincoln VIPT Social Awareness, MFS Variable Insurance Trust ("MFS VIT") Capital Opportunities, MFS VIT Emerging Growth, MFS VIT Total Return, MFS VIT Utilities, Neuberger Berman Advisers Management Trust ("NB AMT") Mid-Cap Growth, NB AMT Partners, NB AMT Regency, OCC Accumulation Trust ("OCC Accumulation") Global Equity, OCC Accumulation Managed, Putnam Variable Trust ("Putnam VT") Growth & Income Class IB, Putnam VT Health Sciences Class IB, Scudder VIT Funds ("Scudder VIT") EAFE Equity Index, Scudder VIT Equity 500 Index, Scudder VIT Small Cap Index, and M Fund Turner Core Growth) as of December 31, 2003, the related statement of operations for the year or period then ended and the statements of changes in net assets for each of the respective two years or periods in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln Life Flexible Premium Variable Life Account R at December 31, 2003, the results of their operations for the year or period then ended and changes in their net assets for each of the respective two years or periods in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Fort Wayne, Indiana
March 1, 2004

                  The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company

Consolidated Balance Sheets

                                                                           December 31
                                                                        2003        2002*
                                                                    -----------  -----------
                                                                         (000s omitted)
                                                                    ------------------------
ASSETS
Investments:
 Securities available-for-sale, at fair value:
   Fixed maturity (cost: 2003 -- $29,607,156; 2002 -- $29,746,303)  $31,362,588  $31,310,917
--------------------------------------------------------------------
   Equity (cost: 2003 -- $128,572; 2002 -- $196,696)                    147,200      207,741
--------------------------------------------------------------------
 Trading securities                                                   2,786,471           --
--------------------------------------------------------------------
 Mortgage loans on real estate                                        4,189,469    4,199,683
--------------------------------------------------------------------
 Real estate                                                            112,642      279,484
--------------------------------------------------------------------
 Policy loans                                                         1,917,837    1,937,677
--------------------------------------------------------------------
 Derivative investments                                                  68,633       64,780
--------------------------------------------------------------------
 Other investments                                                      363,380      377,748
                                                                    -----------  -----------
--------------------------------------------------------------------
Total Investments                                                    40,948,220   38,378,030
--------------------------------------------------------------------
Cash and invested cash                                                1,442,772    1,246,523
--------------------------------------------------------------------
Property and equipment                                                  165,103      170,424
--------------------------------------------------------------------
Deferred acquisition costs                                            2,571,691    2,373,234
--------------------------------------------------------------------
Premiums and fees receivable                                            355,107      180,561
--------------------------------------------------------------------
Accrued investment income                                               490,507      504,944
--------------------------------------------------------------------
Assets held in separate accounts                                     40,174,818   31,100,455
--------------------------------------------------------------------
Federal income taxes                                                         --      214,631
--------------------------------------------------------------------
Amounts recoverable from reinsurers                                   8,150,627    7,223,004
--------------------------------------------------------------------
Goodwill                                                                919,172      919,172
--------------------------------------------------------------------
Other intangible assets                                                 921,856    1,012,773
--------------------------------------------------------------------
Other assets                                                            723,339      825,686
                                                                    -----------  -----------
--------------------------------------------------------------------
Total Assets                                                        $96,863,212  $84,149,437
                                                                    ===========  ===========
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Insurance and Investment Contract Liabilities:
 Insurance policy and claim reserves                                $23,172,985  $21,699,308
--------------------------------------------------------------------
 Contractholder funds                                                22,727,811   21,402,235
--------------------------------------------------------------------
 Liabilities related to separate accounts                            40,174,818   31,100,455
                                                                    -----------  -----------
--------------------------------------------------------------------
Total Insurance and Investment Contract Liabilities                  86,075,614   74,201,998
--------------------------------------------------------------------
Short-term debt                                                          41,877      103,696
--------------------------------------------------------------------
Long-term debt                                                        1,250,000    1,250,000
--------------------------------------------------------------------
Federal income taxes                                                     36,953           --
--------------------------------------------------------------------
Reinsurance related derivative liability                                325,279           --
--------------------------------------------------------------------
Funds withheld reinsurance liabilities                                1,493,066    1,458,068
--------------------------------------------------------------------
Other liabilities                                                     2,064,024    1,843,911
--------------------------------------------------------------------
Deferred gain on indemnity reinsurance                                  922,407      973,101
                                                                    -----------  -----------
--------------------------------------------------------------------
Total Liabilities                                                    92,209,220   79,830,774
--------------------------------------------------------------------
Shareholder's Equity:
Common stock -- $2.50 par value,
authorized, issued and outstanding shares -- 10 million
  (owned by Lincoln National Corporation)                                25,000       25,000
--------------------------------------------------------------------
Retained earnings                                                     3,856,029    3,610,211
--------------------------------------------------------------------
Accumulated Other Comprehensive Income:
 Foreign currency translation adjustment                                     --          375
--------------------------------------------------------------------
 Net unrealized gain on securities available-for-sale                   757,970      703,100
--------------------------------------------------------------------
 Net unrealized gain on derivative instruments                           24,272       31,829
--------------------------------------------------------------------
 Minimum pension liability adjustment                                    (9,279)     (51,852)
                                                                    -----------  -----------
--------------------------------------------------------------------
Total Accumulated Other Comprehensive Income                            772,963      683,452
                                                                    -----------  -----------
--------------------------------------------------------------------
Total Shareholder's Equity                                            4,653,992    4,318,663
                                                                    -----------  -----------
--------------------------------------------------------------------
Total Liabilities and Shareholder's Equity                          $96,863,212  $84,149,437
------------------------------------------------------------------  ===========  ===========

--------
* As Adjusted -- See Note 2.
See notes to the consolidated financial statements.

The Lincoln National Life Insurance Company

Consolidated Statements of Income

                                                                              Year Ended December 31
                                                                        ----------------------------------
                                                                           2003        2002*       2001*
                                                                        ----------  ----------  ----------
                                                                                  (000s omitted)
                                                                        ----------------------------------
Revenue:
Insurance premiums                                                      $  205,544  $  250,766  $1,604,161
------------------------------------------------------------------------
Insurance fees                                                           1,287,251   1,273,133   1,344,323
------------------------------------------------------------------------
Net investment income                                                    2,540,077   2,533,072   2,583,295
------------------------------------------------------------------------
Equity in earnings (losses) of unconsolidated affiliates                        --        (647)      5,672
------------------------------------------------------------------------
Realized loss on investments and derivative instruments (net of amounts
  restored against balance sheet accounts)                                 (16,118)   (262,805)   (121,525)
------------------------------------------------------------------------
Realized gain (loss) on sale of subsidiaries                                    --     (10,646)      4,963
------------------------------------------------------------------------
Amortization of deferred gain on indemnity reinsurance                      74,234      73,115      19,267
------------------------------------------------------------------------
Gain on transfer of securities from available-for-sale to trading          342,852          --          --
------------------------------------------------------------------------
Gain on reinsurance embedded derivative/trading securities                   4,034          --          --
------------------------------------------------------------------------
Other revenue and fees                                                     242,617     244,938     255,203
                                                                        ----------  ----------  ----------
------------------------------------------------------------------------
Total Revenue                                                            4,680,491   4,100,926   5,695,359
------------------------------------------------------------------------

Benefits and Expenses:
Benefits                                                                 2,294,483   2,714,308   3,234,013
------------------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses                  1,383,612   1,370,709   1,746,515
------------------------------------------------------------------------
Interest and debt expense                                                   79,305      79,342      80,621
                                                                        ----------  ----------  ----------
------------------------------------------------------------------------
Total Benefits and Expenses                                              3,757,400   4,164,359   5,061,149
------------------------------------------------------------------------
Income (Loss) before Federal Income Taxes and Cumulative Effect of
  Accounting Changes                                                       923,091     (63,433)    634,210
------------------------------------------------------------------------
Federal income taxes (benefit)                                             244,919     (98,858)    144,467
                                                                        ----------  ----------  ----------
------------------------------------------------------------------------
Income before Cumulative Effect of Accounting Changes                      678,172      35,425     489,743
------------------------------------------------------------------------
Cumulative Effect of Accounting Changes (net of Federal income taxes)     (236,624)         --     (15,566)
                                                                        ----------  ----------  ----------
------------------------------------------------------------------------
Net Income                                                              $  441,548  $   35,425  $  474,177
----------------------------------------------------------------------- ==========  ==========  ==========

--------
* As Adjusted -- See Note 2.


See notes to the consolidated financial statements.

The Lincoln National Life Insurance Company

Consolidated Statements of Shareholder's Equity

                                                                                     Year Ended December 31
                                                                                  2003        2002*       2001*
                                                                               ----------  ----------  ----------
                                                                                         (000s omitted)
                                                                               ----------------------------------
Common Stock:
Balance at beginning and end-of-year                                           $   25,000  $   25,000  $   25,000
-------------------------------------------------------------------------------

Retained Earnings:
Balance at beginning-of-year                                                    3,610,211   4,255,598   4,240,732
-------------------------------------------------------------------------------
Comprehensive income                                                              531,059     523,556     722,514
-------------------------------------------------------------------------------
Less other comprehensive income (loss) (net of federal income tax):
 Foreign currency translation adjustment                                             (375)         --         375
-------------------------------------------------------------------------------
 Net unrealized gain on securities available-for-sale, net of reclassification
   adjustment                                                                      54,870     531,136     224,980
-------------------------------------------------------------------------------
 Net unrealized gain (loss) on derivative instruments                              (7,557)      8,847      22,982
-------------------------------------------------------------------------------
 Minimum pension liability adjustment                                              42,573     (51,852)         --
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------
Net Income                                                                        441,548      35,425     474,177
-------------------------------------------------------------------------------
Additional investment by Lincoln National Corporation/Stock Compensation            4,270      29,188      35,689
-------------------------------------------------------------------------------
Dividends declared                                                               (200,000)   (710,000)   (495,000)
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------
Balance at End-of-Year                                                          3,856,029   3,610,211   4,255,598
-------------------------------------------------------------------------------

Foreign Currency Translation Adjustment:
Balance at beginning-of-year                                                          375         375          --
-------------------------------------------------------------------------------
Change during the year                                                               (375)         --         375
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------
Balance at End-of-Year                                                                 --         375         375
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------

Net Unrealized Gain on Securities Available-for-Sale:
Balance at beginning-of-year                                                      703,100     171,964     (53,016)
-------------------------------------------------------------------------------
Change during the year                                                             54,870     531,136     224,980
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------
Balance at End-of-Year                                                            757,970     703,100     171,964
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------

Net Unrealized Gain on Derivative Instruments:
Balance at beginning-of-year                                                       31,829      22,982          --
-------------------------------------------------------------------------------
Cumulative effect of accounting change                                                 --          --      17,586
-------------------------------------------------------------------------------
Change during the year                                                             (7,557)      8,847       5,396
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------
Balance at End-of-Year                                                             24,272      31,829      22,982
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------

Minimum Pension Liability Adjustment:
Balance at beginning-of-year                                                      (51,852)         --          --
-------------------------------------------------------------------------------
Change during the year                                                             42,573     (51,852)         --
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------
Balance at End-of-Year                                                             (9,279)    (51,852)         --
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------
Total Shareholder's Equity at End-of-Year                                      $4,653,992  $4,318,663  $4,475,919
------------------------------------------------------------------------------ ==========  ==========  ==========

--------
* As Adjusted -- See Note 2.

See notes to the consolidated financial statements.

The Lincoln National Life Insurance Company

Consolidated Statements of Cash Flows

                                                                               Year Ended December 31
                                                                          2003          2002*         2001*
                                                                      ------------  ------------  ------------
                                                                                   (000s omitted)
                                                                      ----------------------------------------
Cash Flows from Operating Activities:
Net income                                                            $    441,548  $     35,425  $    474,177
----------------------------------------------------------------------
Adjustments to reconcile net income to net cash provided by operating activities:
----------------------------------------------------------------------
 Deferred acquisition costs                                               (374,713)     (325,704)     (346,362)
----------------------------------------------------------------------
 Premiums and fees receivable                                             (174,546)      196,322        36,069
----------------------------------------------------------------------
 Accrued investment income                                                  14,436        26,298       (55,259)
----------------------------------------------------------------------
 Policy liabilities and accruals                                           335,873      (929,827)     (735,307)
----------------------------------------------------------------------
 Net trading securities purchases, sales and maturities                   (446,890)           --            --
----------------------------------------------------------------------
 Gain on reinsurance embedded derivative/trading securities                 (4,034)           --            --
----------------------------------------------------------------------
 Cumulative effect of accounting change -- Modco embedded derivative       363,933            --            --
----------------------------------------------------------------------
 Contractholder funds                                                    1,095,460       983,768     1,135,927
----------------------------------------------------------------------
 Amounts recoverable from reinsurers                                      (895,523)      894,270       425,629
----------------------------------------------------------------------
 Federal income taxes                                                      202,067      (108,019)      110,216
----------------------------------------------------------------------
 Federal income taxes paid on proceeds from disposition                         --      (477,133)           --
----------------------------------------------------------------------
 Stock-based compensation expense                                            9,589        24,068        37,723
----------------------------------------------------------------------
 Provisions for depreciation                                                49,039        22,222        15,798
----------------------------------------------------------------------
 Amortization of goodwill                                                       --            --        26,518
----------------------------------------------------------------------
 Amortization of other intangible assets                                    90,917       105,714        91,837
----------------------------------------------------------------------
 Realized loss on investments and derivative instruments                    16,118       262,805       121,525
----------------------------------------------------------------------
 Realized (gain) loss on sale of subsidiaries                                   --        10,646        (4,963)
----------------------------------------------------------------------
 Amortization of deferred gain                                             (74,234)      (73,115)      (19,267)
----------------------------------------------------------------------
 Other                                                                     308,265      (375,564)     (926,106)
                                                                      ------------  ------------  ------------
----------------------------------------------------------------------
Net Adjustments                                                            515,757       236,751       (86,022)
                                                                      ------------  ------------  ------------
----------------------------------------------------------------------
Net Cash Provided by Operating Activities                                  957,305       272,176       388,155
----------------------------------------------------------------------

Cash Used In Investing Activities:
Securities-available-for-sale:
 Purchases                                                             (13,338,976)  (14,002,161)  (10,634,019)
----------------------------------------------------------------------
 Sales                                                                   8,181,666     8,078,426     5,487,077
----------------------------------------------------------------------
 Maturities                                                              3,010,136     2,484,637     2,448,425
----------------------------------------------------------------------
Purchase of other investments                                           (1,520,429)   (1,280,211)   (1,830,448)
----------------------------------------------------------------------
Sale or maturity of other investments                                    1,763,285     1,739,382     1,867,069
----------------------------------------------------------------------
Proceeds from disposition of business                                           --      (195,000)    1,831,095
----------------------------------------------------------------------
Increase (decrease) in cash collateral on loaned securities                112,236       (95,341)      150,930
----------------------------------------------------------------------
Other                                                                     (114,153)      142,592       674,146
                                                                      ------------  ------------  ------------
----------------------------------------------------------------------
Net Cash Used in Investing Activities                                   (1,906,235)   (3,127,676)       (5,725)
----------------------------------------------------------------------

Cash Flows from Financing Activities:
Net increase (decrease) in short-term debt                                 (61,819)     (158,143)       42,764
----------------------------------------------------------------------
Universal life and investment contract deposits                          4,935,740     5,305,499     4,897,828
----------------------------------------------------------------------
Universal life and investment contract withdrawals                      (2,746,914)   (3,262,194)   (3,288,290)
----------------------------------------------------------------------
Investment contract transfers                                             (816,826)      108,479      (373,000)
----------------------------------------------------------------------
Increase in funds withheld liability                                        34,998            --            --
----------------------------------------------------------------------
Dividends paid to shareholders                                            (200,000)     (710,000)     (495,000)
                                                                      ------------  ------------  ------------
----------------------------------------------------------------------
Net Cash Provided by Financing Activities                                1,145,179     1,283,641       784,302
                                                                      ------------  ------------  ------------
----------------------------------------------------------------------
Net Increase (Decrease) in Cash and Invested Cash                          196,249    (1,571,859)    1,166,732
----------------------------------------------------------------------
Cash and Invested Cash at Beginning-of-Year                              1,246,523     2,818,382     1,651,650
                                                                      ------------  ------------  ------------
----------------------------------------------------------------------
Cash and Invested Cash at End-of-Year                                 $  1,442,772  $  1,246,523  $  2,818,382
--------------------------------------------------------------------- ============  ============  ============

--------
* As Adjusted -- See Note 2.

See notes to the consolidated financial statements.

The Lincoln National Life Insurance Company

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------
1. Summary of Significant Accounting Policies

Basis of Presentation.
The accompanying consolidated financial statements include The Lincoln National Life Insurance Company ("the Company") and its majority-owned subsidiaries. The Company, together with its subsidiaries, are defined as ("LNL"). The Company is domiciled in Indiana. Lincoln National Corporation ("LNC") owns 100% of the Company on a direct basis and its subsidiaries on an indirect basis. The Company owns 100% of the outstanding common stock of two insurance company subsidiaries: First Penn-Pacific Life Insurance Company ("First Penn") and Lincoln Life & Annuity Company of New York ("Lincoln Life New York"). Prior to the fourth quarter of 2001, the Company owned 100% of the outstanding common stock of two additional insurance company subsidiaries that were sold as part of the sale of LNC's reinsurance business to Swiss Re on December 7, 2001 (see
Note 11). The Company also owns several non-insurance companies, including Lincoln Financial Distributors ("LFD") and Lincoln Financial Advisors ("LFA"), LNC's internally owned wholesaling and retailing business units, respectively. LNL's principal businesses consist of underwriting annuities, deposit-type contracts and life insurance through multiple distribution channels. LNL is licensed and sells its products throughout the United States and several U.S. territories. Operations are divided into two business segments: Lincoln Retirement and Life Insurance (see Note 9). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States.

Use of Estimates.
The nature of the insurance business requires management to make numerous estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results will differ from those estimates.

Investments.
Securities available-for-sale consist of fixed maturity and equity securities, which are carried at fair value. The cost of available-for-sale fixed maturity securities is adjusted for amortization of premiums and discounts. The cost of available-for-sale fixed maturity and equity securities is reduced to fair value with a corresponding charge to realized loss on investments for declines in value that are other than temporary.

Trading securities consist of fixed maturity and equity securities in designated portfolios, which support modified coinsurance ("Modco") and coinsurance with funds withheld ("CFW") reinsurance arrangements. Investment results for these portfolios, including gains and losses from sales, are passed directly to the reinsurers through the contractual terms of the reinsurance arrangements. Trading securities are carried at fair value and changes in fair value are recorded in net income as they occur. Offsetting these amounts are corresponding changes in the fair value of embedded derivatives in liabilities associated with the underlying reinsurance arrangements.

For the mortgage-backed securities portion of the trading and available-for-sale fixed maturity securities portfolios, LNL recognizes investment income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. When the effective yield changes, the carrying value of the security is adjusted prospectively. This adjustment is reflected in net investment income.

Mortgage loans on real estate are carried at the outstanding principal balances adjusted for amortization of premiums and discounts and are net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, LNL will be unable to collect all amounts due under the contractual terms of the loan agreement. When LNL determines that a loan is impaired, the cost is adjusted or a provision for loss is established equal to the difference between the amortized cost of the mortgage loan and the estimated value. Estimated value is based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's observable market price; 3) the fair value of the collateral. The provision for losses is reported as realized gain (loss) on investments. Mortgage loans deemed to be uncollectible are charged against the allowance for losses and subsequent recoveries, if any, are credited to the allowance for losses. Interest income on mortgage loans includes interest collected, the change in accrued interest, and amortization of premiums and discounts. Mortgage loan fees and costs are recorded in net investment income as they are incurred.

Investment real estate is carried at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset. Cost is adjusted for impairment when the projected undiscounted cash flow from the investment is less than the carrying value. Impaired real estate is written down to the estimated fair value of the real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Also, valuation allowances for losses are established, as appropriate, for real estate holdings that are in the process of being sold. Real estate acquired through foreclosure proceedings is reclassified on the balance sheet from mortgage loans on real estate to real estate and is recorded at fair value at the settlement date, which establishes a new cost basis. If a subsequent periodic review of a foreclosed property indicates the fair value, less estimated costs to sell, is lower than the carrying value at settlement date, the carrying value is adjusted to the lower amount. Write-downs to real estate and any changes to the reserves on real estate are reported as realized gain (loss) on investments.

Policy loans are carried at aggregate unpaid balances.

Cash and invested cash are carried at cost and include all highly liquid debt instruments purchased with a maturity of three months or less.

Realized gain (loss) on investments is recognized in net income, net of associated amortization of deferred acquisition costs and investment expenses, using the specific identification

The Lincoln National Life Insurance Company method. Changes in the fair values of available-for-sale securities are reflected directly in shareholder's equity, after deductions for related adjustments for deferred acquisition costs and amounts required to satisfy policyholder commitments that would have been recorded had these securities been sold at their fair value, and after deferred taxes or credits to the extent deemed recoverable.

Realized gain (loss) on sale of subsidiaries, net of taxes, is recognized in net income.

Derivative Instruments.
LNL hedges certain portions of its exposure to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. Government obligations, credit risk, foreign exchange risk and equity risk fluctuations by entering into derivative transactions. A description of LNL's accounting for its hedging of such risks is discussed in the following paragraphs.

LNL recognizes all derivative instruments as either assets or liabilities in the consolidated balance sheet at fair value. The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, LNL must designate the hedging instrument based upon the exposure being hedged--as a cash flow hedge, fair value hedge or a hedge of a net investment in a foreign operation. As of December 31, 2003 and 2002, LNL had derivative instruments that were designated and qualified as cash flow hedges. In addition, LNL had derivative instruments that were economic hedges, but were not designated as hedging instruments under Statement of Financial Accounting Standards No. 133 ("FAS 133").

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income ("OCI") and reclassified into net income in the same period or periods during which the hedged transaction affects net income. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of designated future cash flows of the hedged item (hedge ineffectiveness), if any, is recognized in current income during the period of change. For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument as well as the offsetting loss or gain in fair value on the hedged item attributable to the hedged risk are recognized in current income during the period of change. For derivative instruments not designated as hedging instruments, the gain or loss is recognized in current income during the period of change.

LNL has certain Modco and CFW reinsurance arrangements with embedded derivatives related to the funds withheld assets. These derivatives are considered total return swaps with contractual returns that are attributable to various assets and liabilities associated with these reinsurance arrangements. Changes in the fair value of these derivatives are recorded in net income as they occur. Offsetting these amounts are corresponding changes in the fair value of trading securities in portfolios that support these arrangements.

See Note 7 for further discussion of LNL's accounting policy for derivative instruments.

Loaned Securities.
Securities loaned are treated as collateralized financing transactions and a liability is recorded equal to the cash collateral received which is typically greater than the market value of the related securities loaned. This liability is included within Other Liabilities in LNL's consolidated balance sheet. In other instances, LNL will hold as collateral securities with a market value at least equal to the securities loaned. Securities held as collateral are not recorded in LNL's consolidated balance sheet in accordance with accounting guidance for secured borrowings and collateral. LNL's agreements with third parties generally contain contractual provisions to allow for additional collateral to be obtained when necessary. LNL values collateral daily and obtains additional collateral when deemed appropriate.

Property and Equipment.
Property and equipment owned for company use is carried at cost less allowances for depreciation. Provisions for depreciation of investment real estate and property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets.

Premiums and Fees on Investment Products and Universal Life and Traditional Life Insurance Products.
Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance, bank-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset based fees, cost of insurance charges, percent of premium charges, policy administration charges and surrender charges that have been assessed and earned against policy account balances and premiums received during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees. Asset based fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed

The Lincoln National Life Insurance Company premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due from the policyholder.

Other Revenues and Fees.
Other revenue and fees principally consists of amounts earned by LFA, LNL's retail distribution arm, from sales of third party insurance and investment products. Such revenue is recorded as earned at the time of sale.

Assets Held in Separate Accounts/Liabilities Related to Separate Accounts. These assets and liabilities represent segregated funds administered and invested by LNL and its insurance subsidiaries for the exclusive benefit of pension and variable life and annuity contractholders. Both the assets and liabilities are carried at fair value. The fees earned by LNL and its insurance subsidiaries for administrative and contractholder maintenance services performed for these separate accounts are included in insurance fee revenue.

Deferred Acquisition Costs.
Commissions and other costs of acquiring universal life insurance, variable universal life insurance, traditional life insurance, annuities and other investment contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent recoverable. The methodology for determining the amortization of acquisition costs varies by product type based on two different accounting pronouncements: Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("FAS 97") and Statement of Financial Accounting Standards No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS 60"). Under FAS 97, acquisition costs for universal life, variable universal life insurance and investment-type products, which include fixed and variable deferred annuities, are amortized over the lives of the policies in relation to the incidence of estimated gross profits from surrender charges, investment, mortality net of reinsurance ceded and expense margins, and actual realized gain (loss) on investments. Past amortization amounts are adjusted when revisions are made to the estimates of current or future gross profits expected from a group of products. Policy lives for universal and variable universal life policies are estimated to be 30 years, based on the expected lives of the policies and are variable based on the inception of each policy for unit-linked policies. Policy lives for fixed and variable deferred annuities are 14 to 18 years for the traditional, long surrender charge period products and 8 to 10 years for the more recent short-term, or no surrender charge products. The front-end load annuity product has an assumed life of 25 years. Longer lives are assigned to those blocks that have demonstrated favorable experience.

Under FAS 60, acquisition costs for traditional life insurance products, which include whole life and term life insurance contracts are amortized over periods of 10 to 30 years on either a straight-line basis or as a level percent of premium of the related policies depending on the block of business. There are currently no deferred acquisition costs being amortized under FAS 60 for fixed and variable payout annuities.

For all FAS 97 and FAS 60 policies, amortization is based on assumptions consistent with those used in the development of the underlying policy form adjusted for emerging experience and expected trends.

Policy sales charges that are collected in the early years of an insurance policy have been deferred (referred to as "deferred front-end loads") and are amortized into income over the life of the policy in a manner consistent with that used for DAC. (See above for discussion of amortization methodologies.)

Benefits and Expenses.
Benefits and expenses for universal life-type and other interest-sensitive life insurance products include interest credited to policy account balances and benefit claims incurred during the period in excess of policy account balances. Interest crediting rates associated with funds invested in LNL's general account during 2001 through 2003 ranged from 4.0% to 7.0%. For traditional life, group health and disability income products, benefits and expenses, other than deferred acquisition costs, are recognized when incurred in a manner consistent with the related premium recognition policies.

Goodwill and Other Intangible Assets.
Prior to January 1, 2002, goodwill, as measured by the excess of the cost of acquired subsidiaries or businesses over the fair value of net assets acquired, was amortized using the straight-line method over periods of 20 to 40 years in accordance with the benefits expected to be derived from the acquisitions. Effective January 1, 2002, goodwill is not amortized, but is subject to impairment tests conducted at least annually.

Other intangible assets for acquired insurance businesses consist of the value of existing blocks of business (referred to as the "present value of in-force"). The present value of in-force is amortized over the expected lives of the block of insurance business in relation to the incidence of estimated profits expected to be generated on universal life, variable universal life and investment-type products acquired, (i.e., variable deferred annuities) and over the premium paying period for insurance products acquired, (i.e., traditional life insurance products). Amortization is based upon assumptions used in pricing the acquisition of the block of business and is adjusted for emerging experience. Accordingly, amortization periods and methods of amortization for present value of in-force vary depending upon the particular characteristics of the underlying blocks of acquired insurance business.

Prior to January 1, 2002, the carrying values of goodwill and other intangible assets were reviewed periodically for indicators of impairment in value that are other than temporary, including unexpected or adverse changes in the following: (1) the economic or competitive environments in which the company operates, (2) profitability analyses, (3) cash flow analyses, and (4) the fair value of the relevant subsidiary. If there was an indication of impairment then the cash flow method would be used to measure the impairment and the carrying value would be adjusted as necessary. However, effective

The Lincoln National Life Insurance Company

January 1, 2002, goodwill is subject to impairment tests conducted at least annually. Other intangible assets will continue to be reviewed periodically for indicators of impairment consistent with the policy that was in place prior to January 1, 2002.

Insurance and Investment Contract Liabilities.
The liabilities for future policy benefits and claim reserves for universal and variable universal life insurance policies consist of policy account balances that accrue to the benefit of the policyholders, excluding surrender charges. The liabilities for future insurance policy benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of policy issue. Interest assumptions for traditional direct individual life reserves for all policies range from 2.25% to 6.75% depending on the time of policy issue. The interest assumptions for immediate and deferred paid-up annuities range from 0.75% to 13.55%.

The liabilities for future claim reserves for the guaranteed minimum death benefit ("GMDB") feature on certain variable annuity contracts are a function of the net amount at risk ("NAR"), mortality, persistency and incremental death benefit mortality and expense assessments ("M&E") expected to be incurred over the period of time for which the NAR is positive. At any point in time, the NAR is the difference between the potential death benefit payable and the total variable annuity account values subject to the GMDB. At each quarterly valuation date, the GMDB reserves are calculated for every variable annuity contract with a GMDB feature based on projections of account values and NAR followed by the computation of the present value of expected NAR death claims using product pricing mortality assumptions less expected GMDB M&E revenue during the period for which the death benefit options are assumed to be in the money.

With respect to its insurance and investment contract liabilities, LNL continually reviews its: 1) overall reserve position; 2) reserving techniques and 3) reinsurance arrangements. As experience develops and new information becomes known, liabilities are adjusted as deemed necessary. The effects of changes in estimates are included in the operating results for the period in which such changes occur.

Reinsurance.
LNL enters into reinsurance agreements with other companies in the normal course of its business. Prior to the acquisition of LNL's reinsurance operations by Swiss Re in 2001, LNL assumed reinsurance from unaffiliated companies. The transaction with Swiss Re involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised LNL's reinsurance operations. All reinsurance agreements, excluding Modco agreements, are reported on a gross basis. Modco agreements are reported net, since there is a right of offset.

Post-retirement Medical and Life Insurance Benefits.
LNL accounts for its post-retirement medical and life insurance benefits using the full accrual method.

Stock Based Compensation.
Effective January 1, 2003, LNL implemented the provisions of Statement of Financial Accounting Standards No. 123, "Accounting for Stock-Based Compensation," ("FAS 123") to expense the fair value of LNC stock options granted to LNL employees. On December 31, 2002, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure" ("FAS 148"), which provides alternative methods of transition for entities that change to the fair value method of accounting for stock-based employee compensation.

LNL adopted the retroactive restatement method under FAS 148 and restated all periods presented to reflect stock-based employee compensation cost under the fair value accounting method in FAS 123 for all employee awards granted, modified or settled in fiscal years beginning after December 15, 1994. See Note 2 for additional information.

Income Taxes.
LNL and eligible subsidiaries have elected to file consolidated federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, LNL provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that LNL will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

Reclassifications.
Certain amounts reported in prior years' consolidated financial statements have been reclassified to conform with the presentation adopted in the current year. These reclassifications have no effect on net income or shareholders' equity of the prior years.

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
2. Changes in Accounting Principles and Changes in Estimates


Accounting for Stock-Based Compensation -- Transition and Disclosure.
Effective January 1, 2003, LNL adopted the fair value recognition method of accounting for stock-based compensation under FAS 123 for stock options on LNC stock granted to LNL employees. LNL adopted the retroactive restatement method under FAS 148 which requires LNL to restate all prior periods presented to reflect stock-based employee compensation cost under the fair value accounting method in FAS 123 for all employee awards granted, modified or settled in fiscal years beginning after December 15, 1994. Prior to January 1, 2003, LNL accounted for stock options on LNC stock granted to its employees using the intrinsic value method of accounting under the recognition and measurement provisions of Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees" ("APB 25"), and related Interpretations. No stock-based compensation cost for stock options was reflected in previously reported results.

The effect of the accounting change on net income for 2002 and 2001 is as follows:

                                                    2002      2001
                                                  --------  --------
                                                     (in millions)
                                                  ------------------
          Net income (loss) as previously
           reported.............................. $   49.0  $  496.1
          Adjustment for effect of change in
           accounting principle that is applied
           retroactively, net of tax effects.....    (13.6)    (21.9)
                                                  --------  --------
          Net income (loss) as adjusted.......... $   35.4  $  474.2
                                                  ========  ========
          Retained earnings at December 31,
          Retained earnings as previously
           reported.............................. $3,583.7  $4,232.2
          Cumulative adjustment for effect of
           change in accounting principle that is
           applied retroactively, net of tax
           effects...............................     26.5      23.4
                                                  --------  --------
          Retained earnings as adjusted.......... $3,610.2  $4,255.6
                                                  ========  ========

Although LNL did not recognize compensation expense for stock options under the intrinsic value method of accounting in accordance with APB 25, a tax benefit was recognized in additional paid-in capital for stock options that were exercised through December 31, 2002. Because LNL elected not to restate periods prior to 2000 in the adoption of FAS 123, the tax benefit for options granted after December 31, 1994 and exercised prior to January 1, 2000 had to be determined under the fair value method and then compared to the tax benefit that was previously recorded in retained earnings upon exercise. As of January 1, 2000, a tax benefit was calculated under the fair value method for outstanding stock options granted after December 31, 1994 that vested prior to January 1, 2000. An adjustment of $6.4 million was made to increase retained earnings and the deferred tax asset as of January 1, 2000 for the adoption of FAS 123.

Accounting for Modified Coinsurance.
During the fourth quarter of 2003, LNL implemented FASB's Derivative Implementation Group Statement 133 Implementation Issue No. B36 ("DIG B36"). DIG B36 provides that the embedded derivatives included within Modco and CFW reinsurance agreements must be accounted for separately from the underlying reinsurance agreements.

The Lincoln National Life Insurance Company

The effective date for implementation of DIG B36 for LNL was the October 1, 2003 start date of the fourth quarter. The following table summarizes the various effects on shareholders' equity from the implementation of DIG B36 (in millions):

Notes Initial Adoption Shareholder's Equity Effect on October 1, 2003                       Pre-tax  After-tax
----- ---------------------------------------------------------------                       -------  ---------
      Recording of Embedded Derivative
 1A   Cumulative effect of accounting change............................................... $(363.9)  $(236.6)
 1B   Release of liability for unrealized investment gains.................................   342.8     222.8
                                                                                            -------   -------
      Total................................................................................   (21.1)    (13.8)
                                                                                            -------   -------
 2A   Gain on transfer of securities from available-for-sale to trading....................   342.9     222.9
 2B   Release of unrealized available-for-sale security gains in Other Comprehensive Income  (342.9)   (222.9)
                                                                                            -------   -------
      Total available for sale to trading adjustment.......................................      --        --
                                                                                            -------   -------
      Total effect on Shareholder's Equity from DIG B36 Implementation on October 1, 2003.. $ (21.1)  $ (13.8)
                                                                                            =======   =======

1A. At the time of adoption, LNL recorded a charge to net income as a cumulative effect of a change in accounting, representing the fair value of the embedded derivatives included in various Modco and CFW reinsurance agreements.

1B. In conjunction with recording the above charge in 1A. LNL also recorded an increase in Other Comprehensive Income relating to the fact that prior to the adoption of DIG B36 the net unrealized gains on the underlying available-for-sale securities supporting these reinsurance agreements had been accounted for as gains benefiting the reinsurance companies assuming the risks under these Modco and CFW reinsurance agreements.

2A. Concurrent with the initial recording of the embedded derivative associated with these reinsurance arrangements, LNL reclassified related available-for-sale securities to trading account classification.

2B. The previously recorded increases to shareholder's equity reported in Other Comprehensive Income as a result of the available-for-sale classification of these securities were reversed as part of the reclassification accounting.

During the fourth quarter of 2003 and going forward, changes in the fair value of the embedded derivative flow through net income, as do changes in the fair value of the trading securities, as represented by adjustments 3A and 3B in the table below. For the quarter ended December 31, 2003, the effect of the two new mark-to-market adjustments on net income was $4.0 million pre-tax ($2.6 million after-tax). The table below combines the trading account and embedded derivative mark-to-market accounting with the implementation effects discussed above to demonstrate the effects on the income statement for the quarter ended December 31, 2003 (in millions).

Notes Net Income Effect for the Quarter Ended December 31, 2003         Pre-tax  After-tax
----- ---------------------------------------------------------         -------  ---------
      Revenue
 3A   Trading account securities -- Change during fourth quarter....... $ (34.4)  $ (22.4)
 3B   Embedded derivative -- Change during fourth quarter..............    38.4      25.0
                                                                        -------   -------
      Net gain on Modco and CFW in fourth quarter......................     4.0       2.6
                                                                        -------   -------
      Gain on transfer of securities from available-for-sale to trading   342.9     222.9
                                                                        -------   -------
      Income before accounting changes.................................   346.9     225.5
      Cumulative effect of accounting change...........................  (363.9)   (236.6)
                                                                        -------   -------
      Net Income....................................................... $ (17.0)  $ (11.1)
                                                                        =======   =======

As indicated in the above tables, the implementation of DIG B36 resulted in an initial decrease to shareholder's equity and the ongoing accounting of DIG B36 will continue to give rise to ongoing gains and losses flowing through net income as the embedded derivative and trading account securities are continuously marked to market.

These adjustments do not net to zero in any one particular accounting period due to the fact that not all of the invested assets supporting these Modco and CFW reinsurance agreements were available-for-sale securities that could be reclassified to trading securities, and not all Modco and CFW reinsurance agreements have segregated portfolios of securities that can be classified as trading. However, it is important to note that these differences in net income will reverse over the term of the underlying Modco and CFW reinsurance agreements, reflecting the fact that the new accounting for the embedded derivatives prescribed in DIG B36 changes the timing of the recognition of income under these Modco and CFW reinsurance agreements but does not change the total amount of earnings that will ultimately be reported over the life of these agreements.

Accounting for Variable Interest Entities.
In January 2003, the FASB issued initial guidance under Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN 46"), which requires the consolidation of variable interest entities ("VIE") by an enterprise if that enterprise has a variable interest

The Lincoln National Life Insurance Company that will absorb a majority of the VIE's expected losses if they occur, receive a majority of the entity's expected residual returns if they occur, or both. If one enterprise will absorb a majority of a VIE's expected losses and another enterprise will receive a majority of that VIE's expected residual returns, the enterprise absorbing a majority of the losses shall consolidate the VIE. A VIE is an entity in which no equity investors have the characteristics of a controlling financial interest or have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. The FASB significantly modified several key aspects of the rules in a revised interpretation issued in December 2003. LNL adopted the final FIN 46 rules on December 31, 2003.

LNL identified certain partnership investments that required consolidation under the requirements of FIN 46. LNL consolidated these partnerships at December 31, 2003 with no material effect to either financial condition or results of operations.

Statement of Accounting Position 03-1.

In July 2003, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("the SOP"). LNL will adopt the SOP as of January 1, 2004.

The SOP provides guidance related to the reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits, such as GMDB, and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, the SOP addresses the presentation and reporting of separate accounts, the capitalization and amortization of sales inducements, and secondary guarantees on universal-life type contracts.

GMDB Reserves. Although there was no method prescribed under generally accepted accounting principles for GMDB reserving until the issuance of the SOP, LNL's Retirement segment has been recording a reserve for GMDB's. At December 31, 2003 LNL's GMDB reserve was $46.4 million. Based upon a comparison of the requirements of the SOP to LNL's established practice of reserving for GMDB, the adoption of the GMDB reserving methodology under the SOP is not expected to have a material effect on LNL's financial statements.

Sales Inducements. LNL's Retirement segment variable annuity product offerings include contracts that offer a bonus credit, typically ranging from 2% to 5% of each deposit. LNL also offers enhanced interest rates to variable annuity contracts that are under dollar cost averaging ("DCA") funding arrangements. Bonus credits and excess DCA interest are considered sales inducements under the SOP and, as such, are to be deferred as a sales inducement asset and amortized as a benefit expense over the expected life of the contract. Amortization will be computed using the same methodology and assumptions used in amortizing DAC.

LNL currently defers bonus credits as part of the DAC asset and reports the amortization of bonus credits as part of DAC amortization. Upon adoption of the SOP, LNL will reclassify bonus credits from DAC to deferred sales inducements on its balance sheet and report deferred sales inducement amortization as part of benefit expense. Prior period balance sheet and income statement line item presentation will be reclassified to conform to the new basis of presentation.

LNL currently reports excess DCA interest as benefit expense when the excess interest is earned under the contract. Upon adoption of the SOP, LNL will begin deferring excess DCA interest as deferred sales inducements and amortizing these deferred sales inducements as benefit expense over the expected life of the contract. Amortization will be calculated using the same methodology and assumptions used in amortizing DAC. While over the long run the same amount of excess DCA interest expense will emerge under the SOP as under LNL's current accounting method, because of the prospective treatment of new deferred sales inducements, LNL expects earnings to be slightly higher under the SOP, relative to LNC's current approach, for near term financial reporting periods. For instance, had the rules for excess DCA interest expense under the SOP been in effect for 2003, LNL estimates that Lincoln Retirement would have reported increased earnings of about $6 million after-tax. The actual effect on LNL's results in future periods will depend upon the volume of business written with excess DCA interest.

Separate Accounts. LNL's current accounting is consistent with the provisions of the SOP relating to the reporting and measuring of separate account product assets and liabilities as general account assets and liabilities when specific criteria are not met, as well as for the reporting and measuring seed money in separate accounts as general account assets, and for recognizing contractholder liabilities. The adoption of these provisions of the SOP are expected to have no effect on LNL's financial statements.

Universal Life Contracts. LNL's Life Insurance segment offers individual and survivor-life universal life insurance products that provide a secondary guarantee to the contract holder, commonly referred to as a no-lapse guarantee. This feature permits a policy that would normally terminate, if the net cash value were to fall below zero, to remain in force as long as the conditions of the no-lapse provision are met. LNL's analysis of this benefit indicates that this feature should be considered insignificant, as newly defined by the SOP. In general, LNL does not expect to record an additional liability for its current secondary guarantee offerings. However, in the event that an additional liability is required under the SOP for certain of LNL's current secondary guarantee features, LNL would not expect the adoption of the SOP to have a material effect on its financial statements.

LNL understands that throughout the life insurance industry a wide variety of interpretations and approaches to the application of the SOP to fixed and variable universal life contracts have recently begun to emerge. Industry-wide concern over this inconsistency in interpretation has become so great that

The Lincoln National Life Insurance Company on February 18, 2004 the American Council of Life Insurers ("ACLI") submitted a letter on behalf of the industry to the Chairman of AcSEC, requesting a delay of the effective date for the SOP, as it applies to universal life insurance, until such time that guidance for these implementation matters can be made available. If AcSEC decides to address these industry-wide concerns and issue new guidance, LNL's current estimates of the expected effects of the adoption of the SOP could change.

Other Products and Riders. LNL continues to review the features and characteristics of other products and riders offered within its Retirement and Life Insurance segments, and to evaluate the potential applicability of the SOP to these other products and riders. With respect to the other products and riders that are the subject of this ongoing review, LNL does not currently expect that the adoption of the SOP should have a material effect on LNL's financial statements.

FASB Financial Staff Position No. FAS--106-1 Medicare Prescription Drug Improvement and Modernization Act of 2003.
In December 2003, the Medicare Prescription Drug Improvement and Modernization Act of 2003 ("the Medicare Act") became law. Beginning in 2006, the Medicare Act provides various alternatives that could result in an offset to some portion of the costs of prescription drug benefits provided to retirees. In January 2004, the staff of the FASB issued Financial Staff Position No. FAS 106-1 ("FSP 106-1"), which permits a sponsor of a post-retirement health care plan that provides retiree prescription drug benefits to make a one-time election to defer accounting for the effects of the Act.

There are several uncertainties that exist as to the eventual effects of the Medicare Act on the cost of the prescription drug benefits currently included in medical benefit plan that LNC maintains for its retired employees (including retired employees of LNL). These uncertainties include various administrative components related to the Medicare Act that have yet to be developed, the potential for significant legislative changes to the Medicare Act prior to its implementation in 2006, and the interrelated effects that the existence of various cost containment measures currently included within LNC's retiree medical benefit plans may have under the new legislation. However, regardless of the outcome of these various uncertainties, LNL does not currently expect that the Medicare Act would have a material affect on future net income for LNL due to the cost containment measures already in place under LNC's retiree medical benefit plans.

Due to these uncertainties and expected immaterial impact, LNL has elected to defer accounting for the effects of the Medicare Act. Having made this deferral election, FSP 106-1 prohibits LNL from accounting for the effects of the Medicare Act until such time as either final FASB guidance is issued or a significant event occurs that would require a remeasurement of plan assets and obligations. Accordingly, the measures of accumulated post-retirement benefit obligation and periodic post-retirement benefit cost in LNL's financial statements for the year ended December 31, 2003 do not reflect the effects of the Medicare Act.

Change in Estimate for Disability Income and Personal Accident Reinsurance Reserves.
As a result of developments and information received in the third quarter of 2003 relating to personal accident matters, LNL increased reserves on this exited business by $20.9 million after-tax ($32.1 million pre-tax) with a corresponding increase in reinsurance recoverable from Swiss Re and in the deferred gain. As a result of developments and information obtained during 2002 relating to personal accident matters, LNL increased reserves by $184.1 million after-tax ($283.2 million pre-tax). After giving affect to LNL's $100 million indemnification obligation to Swiss Re, LNL recorded a $119.1 million after-tax ($183.2 million pre-tax) increase in reinsurance recoverable from Swiss Re with a corresponding increase in the deferred gain. (See Note 11 for further explanation of LNL's Reinsurance transaction with Swiss Re.)

Accounting for Costs Associated with Exit or Disposal Activities.
In June 2002, the FASB issued Statement of Financial Accounting Standards No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" ("FAS 146"), which addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies Emerging Issues Task Force Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Action (including Certain Costs Incurred in a Restructuring)" ("Issue 94-3"). The principal difference between FAS 146 and Issue 94-3 is that FAS 146 requires that a liability for a cost associated with an exit or disposal activity be recognized when the liability is incurred, rather than at the date of an entity's commitment to an exit plan. FAS 146 is effective for exit or disposal activities after December 31, 2002. LNL adopted FAS 146 on January 1, 2003, and the adoption affects the timing of when expense is recognized for restructuring activities after December 31, 2002. See Note 12 for information on Restructuring charges.

Accounting for the Impairment or Disposal of Long-lived Assets.
LNL adopted Statement of Financial Accounting Standards No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets" on January 1, 2002. The effect of adoption was immaterial.

Accounting for Business Combinations and Goodwill and Other Intangible Assets. LNL adopted Statements of Financial Accounting Standards No. 141, "Business Combinations" ("FAS 141"), and No. 142, "Goodwill and Other Intangible Assets" ("FAS 142") on January 1, 2002. After consideration of the provisions of the new standards regarding proper classification of goodwill and other intangible assets on the consolidated balance sheet, LNL did not reclassify any goodwill or other intangible balances held as of January 1, 2002.

In compliance with the transition provision of FAS 142, LNL completed the first step of the transitional goodwill impairment test during the second quarter of 2002. The valuation techniques used by LNL to estimate the fair value of the group

The Lincoln National Life Insurance Company of assets comprising the different reporting units varied based on the characteristics of each reporting unit's business and operations. A discounted cash flow model was used to assess the goodwill of the reporting units within LNL's Lincoln Retirement and Life Insurance. The results of the first step of the tests indicate that LNL does not have impaired goodwill. In accordance with FAS 142, LNL has chosen October 1 as its annual review date. As such, LNL performed annual valuation reviews during the fourth quarter of 2003 and 2002. The results of the tests performed as of October 1, 2003 and 2002 indicate that LNL does not have impaired goodwill.

As a result of the application of the non-amortization provisions of the new standards, LNL had an increase in net income of $24.9 million for the year ended December 31, 2002.

The reconciliation of reported net income to adjusted net income is as follows:

                                                      Year Ended
                                                   December 31, 2001
                                                  -------------------
                                                  (in millions except
                                                  per share amounts)
                                                  -------------------
          Reported Net Income....................       $474.2
          Add back: Goodwill Amortization (after-
           tax)..................................         26.5
                                                        ------
          Adjusted Net Income....................       $500.7
                                                        ======

The consolidated carrying value of goodwill changes as a result of acquisitions. During the 2002, goodwill for the Retirement segment increased as a result of the acquisition of The Administrative Management Group, Inc. ("AMG"). Total purchased goodwill in 2002 from the acquisition was $20.2 million. (see Note 11).

Change in Estimate of Premium Receivables on Certain Client-Administered Individual Life Reinsurance.
During the first quarter of 2001, LNL's former Reinsurance segment refined its estimate of due and unpaid premiums on its client-administered individual life reinsurance business. As a result of the significant growth in the individual life reinsurance business in years prior to 2001, the Reinsurance segment initiated a review of the block of business in the last half of 2000. An outgrowth of that analysis resulted in a review of the estimation of premiums receivable for due and unpaid premiums on client-administered business. During the first quarter of 2001, the Reinsurance segment completed the review of this matter, and concluded that enhanced information flows and refined actuarial techniques provided a basis for a more precise estimate of premium receivables on this business. As a result, the Reinsurance segment recorded income of $25.5 million ($39.3 million pre-tax) related to periods prior to 2001.

Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets.
On April 1, 2001, LNL adopted Emerging Issues Task Force Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF 99-20"). EITF
99-20 was effective for fiscal quarters beginning after March 15, 2001. EITF 99-20 changed the manner in which LNL determined impairment of certain investments including collateralized bond obligations. Upon the adoption of EITF 99-20, LNL recognized a net realized loss on investments of $11.3 million after-tax ($17.3 million pre-tax) reported as a cumulative effect of change in accounting principle. In arriving at this amount, deferred acquisition costs of $12.2 million were restored and netted against net realized loss on investments.

Accounting for Derivative Instruments and Hedging Activities.
Effective January 1, 2001, LNL adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133") on a prospective basis. The transition adjustments that LNL recorded upon adoption of FAS 133 on January 1, 2001 resulted in a net loss of $4.3 million after-tax ($6.6 million pre-tax) recorded in net income, and a net gain of $17.6 million after-tax ($27.1 million pre-tax) recorded as a component of Other Comprehensive Income ("OCI") in equity. Deferred acquisition costs of $4.8 million were restored and netted against the transition loss on derivatives recorded in net income and deferred acquisition costs of $18.3 million were amortized and netted against the transition gain recorded in OCI. A portion of the transition adjustment ($3.5 million after-tax) recorded in net income upon adoption of FAS 133 was reclassified from the OCI account, Net Unrealized Gain on Securities Available-for-Sale. These transition adjustments were reported in the financial statements as a cumulative effect of a change in accounting principle.

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
3. Investments

The amortized cost, gross unrealized gain and loss, and fair value of securities available-for-sale are as follows:

                                             Amortized Cost  Gains    Losses  Fair Value
                                             -------------- -------- -------  ----------
                                                            (in millions)
                                             -------------------------------------------
December 31, 2003:
  Corporate bonds...........................   $23,414.0... $1,689.5 $(169.6) $24,933.9.
  U.S. Government bonds.....................       196.4...      9.3    (0.2)     205.5.
  Foreign government bonds..................       820.8...     42.2   (13.4)     849.6.
  Asset and mortgage-backed securities:
    Mortgage pass-through securities........       460.6...     15.2    (1.4)     474.4.
    Collateralized mortgage obligations.....     2,419.3...     66.8    (9.2)   2,476.9.
    Commercial mortgage backed securities...     1,946.6...    118.6   (13.1)   2,052.1.
    Other asset-backed securities...........       152.3...      6.0    (0.5)     157.8.
  State and municipal bonds.................       143.5...      5.3    (0.5)     148.3.
  Redeemable preferred stocks...............        53.7...     10.5    (0.1)      64.1.
                                               ---------    -------- -------  ---------
Total fixed maturity securities.............    29,607.2...  1,963.4  (208.0)  31,362.6.
Equity securities...........................       128.6...     19.0    (0.4)     147.2.
                                               ---------    -------- -------  ---------
Total.......................................   $29,735.8... $1,982.4 $(208.4) $31,509.8.
                                               =========    ======== =======  =========
December 31, 2002:
  Corporate bonds...........................   $23,690.5... $1,797.3 $(630.8) $24,857.0.
  U.S. Government bonds.....................       400.7...    104.7    (2.3)     503.1.
  Foreign government bonds..................       783.4...     40.8   (25.7)     798.5.
  Asset and mortgage-backed securities:
    Mortgage pass-through securities........       704.2...     26.3    (1.8)     728.7.
    Collateralized mortgage obligations.....     2,084.4...    113.9    (0.4)   2,197.9.
    Commercial mortgage backed securities...     1,686.9...    137.2   (11.9)   1,812.2.
    Other asset-backed securities...........       212.4...     12.6    (0.5)     224.5.
  State and municipal bonds.................       106.0...      5.0    (0.1)     110.9.
  Redeemable preferred stocks...............        77.8...      1.5    (1.2)      78.1.
                                               ---------    -------- -------  ---------
Total fixed maturity securities.............    29,746.3...  2,239.3  (674.7)  31,310.9.
Equity securities...........................       196.7...     19.4    (8.3)     207.8.
                                               ---------    -------- -------  ---------
Total.......................................   $29,943.0... $2,258.7 $(683.0) $31,518.7.
                                               =========    ======== =======  =========

The Lincoln National Life Insurance Company

Future maturities of fixed maturity securities available-for-sale are as follows:

                                             Amortized Cost Fair Value
                                             -------------- ----------
                                                   (in millions)
                                             -------------------------
         December 31, 2003
           Due in one year or less..........   $   564.8... $   577.5.
           Due after one year through five
            years...........................     6,518.3...   6,908.5.
           Due after five years through ten
            years...........................     9,086.4...   9,696.6.
           Due after ten years..............     8,458.9...   9,018.8.
           Subtotal.........................    24,628.4...  26,201.4.
           Asset and mortgage-backed
            securities......................     4,978.8...   5,161.2.
                                               ---------    ---------
           Total............................   $29,607.2... $31,362.6.
                                               =========    =========

The foregoing data is based on stated maturities. Actual maturities will differ in some cases because borrowers may have the right to call or pre-pay obligations.

Par value, amortized cost and estimated fair value of investments in asset/mortgage-backed securities summarized by interest rates of the underlying collateral are as follows:

                               Par Value Amortized Cost Fair Value
                               --------- -------------- ----------
                                          (in millions)
                               -----------------------------------
             December 31, 2003
               Below 6%....... $2,237.3     $1,589.1     $1,597.6
               6%-7%..........  1,314.5      1,320.6      1,365.3
               7%-8%..........  1,515.3      1,529.6      1,626.3
               Above 8%.......    546.8        539.5        572.0
                               --------     --------     --------
               Total.......... $5,613.9     $4,978.8     $5,161.2
                               ========     ========     ========

The quality ratings of fixed maturity securities available-for-sale are as follows:

                                         December 31, 2003
                                       Fair Value  % of Total
                                       ----------  ----------
                                       (in millions except %)
                                       --------------------
                    Treasuries and AAA $ 6,742.5      21.5%
                      AA..............   1,843.7       5.9
                      A...............   9,513.6      30.3
                      BBB.............  10,971.9      35.0
                      BB..............   1,441.8       4.6
                      Less than BB....     849.1       2.7
                                       ---------     -----
                      Total........... $31,362.6     100.0%
                                       =========     =====

The major categories of net investment income are as follows:

                                          Year Ended December 31
                                          2003     2002     2001
                                        -------- -------- --------
                                              (in millions)
                                        --------------------------
              Fixed maturity securities $2,030.1 $2,030.3 $2,008.4
              Equity securities........      9.2     10.1      9.7
              Trading securities.......     41.2       --       --
              Mortgage loans on real
               estate..................    337.9    356.3    373.9
              Real estate..............     42.0     45.8     48.1
              Policy loans.............    122.5    133.6    124.3
              Invested cash............      5.3     30.4     63.5
              Other investments........     47.6     18.8     67.5
                                        -------- -------- --------
              Investment revenue.......  2,635.8  2,625.3  2,695.4
              Investment expense.......     95.7     92.2    112.1
                                        -------- -------- --------
              Net investment income.... $2,540.1 $2,533.1 $2,583.3
                                        ======== ======== ========

Trading securities at fair value retained in connection with Modco and CFW reinsurance arrangements, consisted of the following:

                                                            2003
                                                        -------------
                                                        (in millions)
                                                        -------------
           Year Ended December 31
             Corporate bonds...........................   $2,171.2
             U.S. Government bonds.....................      285.9
             Foreign government bonds..................       46.5
             Asset and mortgage-backed securities:
               Mortgage pass-through securities........       18.9
               Collateralized mortgage obligations.....      110.8
               Commercial mortgage backed securities...      123.1
               Other asset-backed securities...........        9.7
             State and municipal bonds.................       16.5
             Redeemable preferred stocks...............        1.7
                                                          --------
           Total fixed maturity securities.............    2,784.3
           Equity securities...........................        2.2
                                                          --------
           Total.......................................   $2,786.5
                                                          ========

The Lincoln National Life Insurance Company

The detail of the realized loss on investments and derivative instruments is as follows:

                                            Year Ended December 31
                                            2003     2002     2001
                                          -------  -------  -------
                                                (in millions)
                                          -------------------------
            Fixed maturity securities
             available-for-sale
              Gross gain................. $ 333.7  $ 163.8  $ 163.4
              Gross loss.................  (353.7)  (578.5)  (421.1)
            Equity securities
             available-for-sale
              Gross gain.................    25.4     11.8     13.4
              Gross loss.................    (4.4)   (22.2)    (5.7)
            Other investments............    28.1     27.2     39.8
            Associated (amortization)
             restoration of deferred
             acquisition costs and
             provision for
             policyholder commitments....   (32.8)   143.2    106.9
            Investment expenses..........    (9.9)    (9.3)    (9.0)
                                          -------  -------  -------
            Total Investments............   (13.6)  (264.0)  (112.3)
            Derivative Instruments net of
             associated (amortization)
             restoration of deferred
             acquisition costs...........    (2.5)     1.2     (9.2)
                                          -------  -------  -------
            Total Investments and
             Derivative Instruments...... $ (16.1) $(262.8) $(121.5)
                                          =======  =======  =======

Provisions (credits) for write-downs and net changes in allowances for loss, which are included in the realized loss on investments and derivative instruments shown above, are as follows:

                                            Year Ended December 31
                                             2003    2002   2001
                                            ------  ------ ------
                                                (in millions)
                                            ---------------------
              Fixed maturity securities
               available-for-sale.......... $248.8  $296.6 $237.2
              Equity securities
               available-for-sale..........    3.4    21.4   15.7
              Mortgage loans on real estate    5.6     9.7   (2.7)
              Real estate..................    4.1      --    0.7
              Other long-term investments..     --     6.4    0.9
              Guarantees...................   (0.3)     --     --
                                            ------  ------ ------
              Total........................ $261.6  $334.1 $251.8
                                            ======  ====== ======

The portion of the market adjustment for trading securities and the corresponding market adjustment for the reinsurance embedded derivative related to trading securities at December 31, 2003 was $307.7 million.

The change in unrealized appreciation (depreciation) on investments in fixed maturity and equity securities available-for-sale is as follows:

                                         Year Ended December 31
                                          2003    2002    2001
                                         ------ -------- ------
                                              (in millions)
                                         ----------------------
               Fixed maturity securities $190.8 $1,219.5 $319.7
               Equity securities........    7.6     13.0  (16.6)
                                         ------ -------- ------
               Total.................... $198.4 $1,232.5 $303.1
                                         ====== ======== ======

The Lincoln National Life Insurance Company

For total traded and private securities held by LNL at December 31, 2003 that are in unrealized loss status, the fair value, amortized cost, unrealized loss and total time period that the security has been in an unrealized loss position are presented in the table below.

                                                            % Fair Amortized  % Amortized Unrealized % Unrealized
                                                 Fair Value Value    Cost        Cost        Loss        Loss
                                                 ---------- ------ ---------- ----------- ---------- ------------
                                                                          (000s omitted)
                                                 ---------------------------------------------------------------
2003
(less or =) 90 days                              $1,903,720  41.1% $1,923,778     39.8%   $ (20,058)      9.6%
(greater than) 90 days but (less or =) 180 days   1,166,033  25.2%  1,200,729     24.8%     (34,696)     16.7%
(greater than) 180 days but (less or =) 270 days    504,125  10.9%    531,547     11.0%     (27,423)     13.2%
(greater than) 270 days but (less or =) 1 year      141,837   3.1%    147,013      3.0%      (5,176)      2.5%
(greater than) 1 year                               915,577  19.8%  1,036,570     21.4%    (120,992)     58.1%
                                                 ---------- -----  ----------    -----    ---------     -----
Total                                            $4,631,292 100.0% $4,839,637    100.0%   $(208,345)    100.0%
                                                 ========== =====  ==========    =====    =========     =====

Securities available-for-sale that were deemed to have declines in fair value that were other than temporary were written down to fair value. The fixed maturity securities to which these write-downs apply were generally of investment grade at the time of purchase, but were subsequently downgraded by rating agencies to "below-investment grade." Factors considered by LNL in determining whether declines in the fair value of fixed maturity securities are other than temporary include 1) the significance of the decline, 2) LNL's ability and intent to retain the investment for a sufficient period of time for it to recover, 3) the time period during which there has been a significant decline in value, and 4) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer. Based upon these factors, securities that have indications of potential impairment are subject to intensive review. Where such analysis results in a conclusion that declines in fair values are other than temporary, the security is written down to fair value. See Note 8 (Fair Value of Financial Instruments) to the consolidated financial statements for a general discussion of the methodologies and assumptions used to determine estimated fair values.

The balance sheet captions, "Real Estate" and "Property and Equipment," include allowances for depreciation as follows:

                                             December 31
                                              2003   2002
                                             ------  -----
                                             (in millions)
                                             ------------
                      Real estate........... $ 22.0  $41.0
                      Property and equipment  100.9   86.5

Impaired mortgage loans along with the related allowance for losses are as follows:

                                                       December 31
                                                      (in millions)
                                                     --------------
            Impaired loans with allowance for losses $120.2  $ 72.3
            Allowance for losses....................  (17.5)  (11.9)
                                                     ------  ------
            Net impaired loans...................... $102.7  $ 60.4
                                                     ======  ======

The allowance for losses is maintained at a level believed adequate by LNL to absorb estimated probable credit losses. LNL's periodic evaluation of the adequacy of the allowance for losses is based on LNL's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change.

A reconciliation of the mortgage loan allowance for losses for these impaired mortgage loans is as follows:

                                               Year Ended December 31
                                                2003     2002   2001
                                               ------   -----  -----
                                                   (in millions)
                                               --------------------
            Balance at beginning-of-year...... $ 11.9   $ 2.2  $ 4.9
            Provisions for losses.............   16.4    12.7    0.7
            Releases due to principal paydowns  (10.8)   (3.0)  (3.4)
                                               ------   -----  -----
            Balance at end-of-year............ $ 17.5   $11.9  $ 2.2
                                               ======   =====  =====

The Lincoln National Life Insurance Company

The average recorded investment in impaired mortgage loans and the interest income recognized on impaired mortgage loans were as follows:

                                               Year Ended December 31
                                               2003    2002    2001
                                                -----   -----  -----
                                                 (in millions)
                                               ----------------------
                Average recorded investment in
                 impaired loans............... $72.6   $54.0   $25.0
                Interest income recognized on
                 impaired loans...............   8.1     5.6     3.0

All interest income on impaired mortgage loans was recognized on the cash basis of income recognition.

As of December 31, 2003, LNL had no mortgage loans on non-accrual status compared with $1.8 million at December 31, 2002. As of December 31, 2003 and 2002, LNL had no mortgage loans past due 90 days and still accruing.

As of December 31, 2003 and 2002, LNL had restructured mortgage loans of $63.6 million and $4.6 million, respectively. LNL recorded $4.7 million and $0.4 million of interest income on these restructured mortgage loans in 2003 and 2002, respectively. Interest income in the amount of $5.8 million and $0.4 million would have been recorded on these mortgage loans according to their original terms in 2003 and 2002, respectively. As of December 31, 2003 and 2002, LNL had no outstanding commitments to lend funds on restructured mortgage loans.

As of December 31, 2003 and 2002, LNL's investment commitments for fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate were $578.2 million and $558.9 million, respectively. As of December 31, 2003 and 2002, this includes $205.8 million and $168.1 million, respectively, of standby commitments to purchase real estate upon completion and leasing.

The carrying value of fixed maturity securities available-for-sale, mortgage loans on real estate and real estate investments which were non-income producing totaled $132.1 and $34.8 million at December 31, 2003 and 2002, respectively.

During the third quarter of 2003, LNL completed a securitization of commercial mortgage loans. In the aggregate, the loans had a fair value of $182.2 million and a carrying value of $167.3 million. LNL received $182.2 million from the trust for the sale of the loans. A recourse liability was not recorded since LNL is not obligated to repurchase any loans from the trust that may later become delinquent. Servicing fees of $0.03 million were received in 2003. The transaction was hedged with interest rate swaps to lock in the value of the loans. LNL recorded a gain on the hedge of $7.8 million pre-tax and a realized gain on the sale of $14.9 million pre-tax resulting in a total gain of $22.7 million pre-tax. LNL did not retain an interest in the securitized assets.


--------------------------------------------------------------------------------
4. Federal Income Taxes


The Federal income tax expense (benefit) is as follows:

                                           Year Ended December 31
                                           2003    2002     2001
                                          ------ -------  -------
                                               (in millions)
                                          -----------------------
              Current.................... $ 31.5 $(140.4) $ 456.1
              Deferred...................  213.4    41.5   (311.6)
                                          ------ -------  -------
              Total tax expense (benefit) $244.9 $ (98.9) $ 144.5
                                          ====== =======  =======

The effective tax rate on pre-tax income (loss) from continuing operations is lower than the prevailing corporate Federal income tax rate. A reconciliation of this difference is as follows:

                                           Year Ended December 31
                                            2003    2002    2001
                                           ------  ------  ------
                                                (in millions)
                                           ----------------------
             Tax rate times pre-tax income $323.1  $(22.2) $222.0
             Effect of:
               Tax-preferred investment
                income....................  (49.7)  (46.6)  (67.3)
               Tax credits................  (19.1)  (17.7)  (17.1)
               Goodwill...................     --      --     7.7
               Other items................   (9.4)  (12.4)   (0.8)
                                           ------  ------  ------
             Provision for income taxes... $244.9  $(98.9) $144.5
             Effective tax rate...........     27%    N/M      23%
                                           ======  ======  ======

The effective tax rate is a ratio of tax expense over pre-tax income. Since the pre-tax (loss) of $63.4 million resulted in a tax benefit of $98.9 million in 2002, the effective tax rate was not meaningful.

The Federal income tax asset (liability) is as follows:

                                                       December 31
                                                       2003    2002
                                                      ------  ------
                                                      (in millions)
                                                      --------------
           Current................................... $(19.7) $ 92.8
           Deferred..................................  (17.2)  121.8
                                                      ------  ------
           Total Federal income tax asset (liability) $(37.0) $214.6
                                                      ======  ======

The Lincoln National Life Insurance Company

Significant components of LNL's deferred tax assets and liabilities are as follows:

                                                      December 31
                                                     2003      2002
                                                  ---------  --------
                                                     (in millions)
                                                  -------------------
           Deferred tax assets:
             Insurance and investment contract
              liabilities........................  $1,220.8  $1,251.2
             Reinsurance deferred gain...........     321.6     397.5
             Net operating loss carryforwards....      41.1      80.1
             Modco/CFW embedded derivative.......     114.6        --
             Post-retirement benefits other than
              pensions...........................       9.5      27.1
             Compensation related................      52.7      76.1
             Ceding commission asset.............      14.8      16.7
             Other...............................     181.3     227.5
                                                  ---------  --------
           Total deferred tax assets.............   1,956.4   2,076.2
                                                  =========  ========
           Deferred tax liabilities:
             Deferred acquisition costs..........     607.3     527.5
             Investment related..................     251.8     201.5
             Net unrealized gain on securities
              available-for-sale.................     643.1     592.1
             Trading security gains..............     107.8        --
             Present value of business in-force..     322.6     354.5
             Other...............................      41.0     278.8
                                                  ---------  --------
           Total deferred tax liabilities........   1,973.6   1,954.4
                                                  =========  ========
           Net deferred tax asset (liability).... $   (17.2) $  121.8
                                                  =========  ========

The company and its affiliates are part of a consolidated Federal income tax filing with LNC. Net cash received for Federal income taxes in 2003 was $77.9 million due to the carry back of 2002 tax losses. Cash paid for Federal income taxes in 2002 and 2001 was $396.5 million and $58.2 million, respectively.

LNL is required to establish a valuation allowance for any gross deferred tax assets that are unlikely to reduce taxes payable in future years' tax returns. At December 31, 2003 and 2002, LNL concluded that it was more likely than not that all gross deferred tax assets will reduce taxes payable in future years. Accordingly, no valuation allowance was necessary at December 31, 2003 and 2002.

At December 31, 2003, LNL had net capital loss carryforwards for Federal income tax purposes of $117.6 million that will expire in 2007. The net capital loss carryforwards can be used to offset capital gains of any affiliate in future LNL consolidated U.S. tax returns filed by its common parent. Accordingly, LNL believes that it is more likely than not that the capital losses will be fully utilized within the allowable carryforward period.

Under prior Federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus." At December 31, 2003, LNL has approximately $196.0 million of untaxed "Policyholders' Surplus" on which no payment of Federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable tax legislation, LNL does not believe that any significant portion of the account will be taxed in the foreseeable future. Accordingly, no deferred tax liability has been recognized relating to LNL's Policyholders' Surplus balance. If the entire Policyholders' Surplus balance became taxable at the current Federal rate, the tax would be approximately $68.6 million.

The LNC consolidated return group has been identified by the Internal Revenue Service ("IRS") as a coordinated industry taxpayer requiring annual audits. The audits from tax years through 1995 have been completed and these years are closed. LNC and its affiliates are currently under audit by IRS for years 1996-2002. LNL does not anticipate that any adjustments that might result from such audits would be material to LNL's consolidated results of operations or financial condition.

The Lincoln National Life Insurance Company

5. Supplemental Financial Data


Reinsurance transactions included in the income statement captions, "Insurance Premiums" and "Insurance Fees", are as follows:

                                           Year Ended December 31
                                          2003*    2002*     2001*
                                         -------  -------  --------
                                                (in millions)
                                         --------------------------
            Insurance assumed........... $   1.0  $   1.1  $1,425.4
            Insurance ceded.............  (250.9)  (233.1)   (993.9)
                                         -------  -------  --------
            Net reinsurance premiums and
             fees....................... $(249.9) $(232.0) $  431.5
                                         =======  =======  ========

--------
*The reinsurance activity for the year ended December 31, 2001 includes the activity of the former Reinsurance segment for the eleven months ended November 30, 2001 and the activity related to the indemnity reinsurance transaction with Swiss Re for the one month ended December 31, 2001. The reinsurance activity for 2003 and 2002 excludes activity related to the indemnity reinsurance transaction with Swiss Re.

The income statement caption, "Benefits," is net of reinsurance recoveries of $0.6 billion in each of the years ended December 31, 2003, 2002 and 2001, respectively.

A roll forward of the balance sheet account, "Deferred Acquisition Costs," is as follows:

                                                  Year Ended December 31
                                                    2003        2002
                                                   --------   --------
                                                     (in millions)
                                                  ---------------------
           Balance at beginning-of-year.......... $2,373.2    $2,267.0
           Deferral..............................    655.3       622.4
           Amortization..........................   (280.6)     (296.7)
           Adjustment related to realized gains
            (losses) on securities available-for-
            sale.................................    (50.2)      115.0
           Adjustment related to unrealized gains
            on securities available-for-sale.....   (126.0)     (338.5)
           Other.................................       --         4.0
                                                   --------   --------
           Balance at end-of-year................ $2,571.7    $2,373.2
                                                   ========   ========

Realized loss on investments and derivative instruments on the Statements of Income for the year ended December 31, 2003, 2002 and 2001 are net of amounts restored or (amortized) against deferred acquisition costs of $(50.2) million, $115.0 million and $112.9 million, respectively. In addition, realized gains and losses for the year ended December 31, 2003, 2002 and 2001 are net of adjustments made to policyholder reserves of $18.0 million, $25.6 million and $10.6 million, respectively. LNL has either a contractual obligation or has a consistent historical practice of making allocations of investment gains or losses to certain policyholders and to certain reinsurance arrangements.

Details underlying the income statement caption, "Underwriting, Acquisition, Insurance and Other Expenses," are as follows:

                                          Year Ended December 31
                                         2003      2002      2001
                                       --------  --------  --------
                                               (in millions)
                                       ----------------------------
            Commissions............... $  572.3  $  566.7  $  812.3
            Other volume related
             expenses.................    328.4     264.2     191.4
            Operating and
             administrative expenses..    624.4     664.0     830.1
            Deferred acquisition costs
             net of amortization......   (374.7)   (325.7)   (346.4)
            Restructuring charges.....     45.5        --      37.4
            Goodwill amortization.....       --        --      26.5
            Other intangibles
             amortization.............     90.9     105.7      91.8
            Other.....................     96.8      95.8     103.4
                                       --------  --------  --------
            Total..................... $1,383.6  $1,370.7  $1,746.5
                                       ========  ========  ========

The carrying amount of goodwill by reportable segment as of December 31, is as follows:

                                            2003   2002
                                           ------ ------
                                           (in millions)
                                           -------------
                        Life Insurance.... $855.1 $855.1
                        Lincoln Retirement   64.1   64.1
                                           ------ ------
                        Total............. $919.2 $919.2
                                           ====== ======

The Lincoln National Life Insurance Company

For intangible assets subject to amortization, the total gross carrying amount and accumulated amortization in total and for each major intangible asset class by segment are as follows:

                               As of December 31, 2003     As of December 31, 2002
                             --------------------------- ---------------------------
                             Gross Carrying Accumulated  Gross Carrying Accumulated
                                 Amount     Amortization     Amount     Amortization
                             -------------- ------------ -------------- ------------
                                                  (in millions)
                             -------------------------------------------------------
Amortized Intangible Assets:
  Present value of in-force
    Lincoln Retirement......    $  225.0       $111.9       $  225.0       $102.3
    Life Insurance..........     1,254.2        445.5        1,254.2        364.1
                                --------       ------       --------       ------
Total.......................    $1,479.2       $557.4       $1,479.2       $466.4
                                ========       ======       ========       ======

Future estimated amortization of other intangible assets is as follows (in millions):

                     2004-$66.1 2005-$65.2       2006-$67.7
                     2007- 68.3 2008- 67.4 Thereafter-587.2

A reconciliation of the present value of insurance business acquired included in other intangible assets is as follows:

                                                                                      December 31
                                                                               2003      2002      2001
                                                                             --------  --------  --------
                                                                                     (in millions)
                                                                             ----------------------------
Balance at beginning of year................................................ $1,012.8  $1,118.5  $1,209.7
Adjustments to balance......................................................       --        --      (0.7)
Interest accrued on unamortized balance (Interest rates range from 5% to 7%)     55.6      61.4      71.0
Amortization................................................................   (146.6)   (167.1)   (161.5)
                                                                             --------  --------  --------
Balance at end-of-year...................................................... $  921.8  $1,012.8  $1,118.5
                                                                             ========  ========  ========

Details underlying the balance sheet caption, "Contractholder Funds," are as follows:

                                                           December 31
                                                         2003      2002
                                                       --------- ---------
                                                          (in millions)
                                                       -------------------
      Premium deposit funds........................... $21,891.8 $20,634.6
      Undistributed earnings on participating business     155.1     156.7
      Other...........................................     680.9     610.9
                                                       --------- ---------
      Total........................................... $22,727.8 $21,402.2
                                                       ========= =========

Details underlying the balance sheet captions related of short-term debt and surplus notes payable to LNC are as follows:

                                                          December 31
                                                         2003     2002
                                                       -------- --------
                                                         (in millions)
                                                       -----------------
       Short-term debt:                                $   41.9 $  103.7
       Surplus notes due Lincoln National Corporation:
         6.56% surplus note, due 2028.................   $500.0 $  500.0
         6.03% surplus note, due 2028.................    750.0    750.0
                                                       -------- --------
       Total Surplus Notes............................ $1,250.0 $1,250.0
                                                       ======== ========

The short-term debt represents short-term notes payable to LNC.

The surplus note of $500 million was issued to LNC in connection with the CIGNA indemnity reinsurance transaction on January 5, 1998 (see Note 7). This note calls for LNL to pay the principal amount of the notes on or before March 31, 2028 and interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to

The Lincoln National Life Insurance Company redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before January 5, 2003. Any payment of interest or repayment of principal may be paid only out of LNL's statutory earnings, only if LNL's statutory surplus exceeds specified levels ($2.32 billion at December 31, 2003), and subject to approval by the Indiana Insurance Commissioner.

The surplus note for $750 million was issued on December 18, 1998 to LNC in connection with the Aetna indemnity reinsurance transaction (see Note 7). This note calls for LNL to pay the principal amount of the notes on or before December 31, 2028 and interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before December 18, 2003. Any payment of interest or repayment of principal may be paid only out of LNL's statutory earnings, only if LNL's statutory surplus exceeds specified levels ($2.38 billion at December 31, 2003), and subject to approval by the Indiana Insurance Commissioner.

Cash paid for interest on both the short-term debt and the surplus notes for 2003, 2002, and 2001 was $79.3 million, $79.3 million, and $80.6 million, respectively.


--------------------------------------------------------------------------------
6. Employee Benefit Plans


Pension and Other Post-retirement Benefit Plans--U.S.
LNC maintains funded defined benefit pension plans for most of its U.S. employees (including those of LNL), and prior to January 1, 1995, most full-time agents (including those of LNL). Effective January 1, 2002, the employees' pension plan has a cash balance formula. Employees retiring before 2012 will have their benefits calculated under both the old and new formulas and will receive the greater of the two calculations. Employees retiring in 2012 or after will receive benefits under the amended plan. Benefits under the old employees' plan are based on total years of service and the highest 60 months of compensations during the last 10 years of employment. Under the amended plan, employees have guaranteed account balances that grow with pay and interest credits each year. The amendment to the employees' pension plan resulted in a $25.4 million pre-tax negative unrecognized prior service cost in 2001 that will be evenly recognized over future periods. All benefits applicable to the defined benefit plan for agents were frozen as of December 31, 1994. The plans are funded by contributions to tax-exempt trusts. LNL's funding policy is consistent with the funding requirements of Federal law and regulations. Contributions are intended to provide not only the benefits attributed to service to date, but also those expected to be earned in the future.

LNC sponsors three types of unfunded, nonqualified, defined benefit plans for certain U.S. employees and agents (including those of LNL): supplemental retirement plans, a salary continuation plan, and supplemental executive retirement plans.

The supplemental retirement plans provide defined benefit pension benefits in excess of limits imposed by Federal tax law.

The salary continuation plan provides certain officers of LNL defined pension benefits based on years of service and final monthly salary upon death or retirement.

A supplemental executive retirement plan provides defined pension benefits for certain executives who became employees of LNL as a result of the acquisition of a block of individual life insurance and annuity business, and benefits under this plan were frozen effective January 1, 2000. A second supplemental executive retirement plan was established for this same group of executives to guarantee that the total benefit payable under the LNC employees' defined benefit pension plan benefit formula will be determined using an average compensation not less than the minimum three-year average compensation as of a certain period. All benefits payable from this plan are reduced by benefits payable from the LNC employees' defined benefit pension plan.

LNC also sponsors unfunded plans that provide post-retirement medical, dental and life insurance benefits to full-time U.S. employees and agents who, depending on the plan, have worked for LNC 10 years and attained age 55 for employees and 60 for agents (including those of LNL). Medical and dental benefits are also available to spouses and other dependents of employees and agents. For medical and dental benefits, limited contributions are required from individuals who retired prior to November 1, 1988. Contributions for later retirees, which can be adjusted annually, are based on such items as years of service at retirement and age at retirement. Effective April 1, 2004, the employees' post-retirement plan was changed such that employees and agents not attaining age 50 by that date will not be eligible to receive life insurance benefits when they retire. This amendment to the plan resulted in the immediate recognition at the end of 2003 of a one-time curtailment gain of $2.3 million pre-tax. Life insurance benefits for retirees are noncontributory for employees and agents that attain the age of 50 by April 1, 2004 and meet the eligibility requirements at the time they retire; however, these participants can elect supplemental contributory life benefits up to age 70. Effective July 1, 1999, the agents' post-retirement plan was changed to require agents retiring on or after that date to pay the full medical and dental premium costs. Beginning January 1, 2002, the employees' post-retirement plan was changed to require employees not yet age 50 with five years of service by year end 2001 to pay the full medical and dental premium cost when they retire. This change in the plan resulted in the immediate recognition at the end of 2001 of a one-time curtailment gain of $10.7 million pre-tax.

On December 7, 2001, Swiss Re acquired LNL's reinsurance business. This transaction resulted in the immediate recognition of a one-time curtailment gain on post-retirement benefits of $6 million pre-tax and additional expense of $1.4 million pre-tax related to pension benefits for a net

The Lincoln National Life Insurance Company curtailment gain of $4.6 million pre-tax. This net curtailment gain was included in the realized gain on sale of subsidiaries for the year ended December 31, 2001. Due to the release of the pension obligations on these former LNL employees, there was a $16 million gain in the pension plan that was used to offset prior plan losses.

As discussed in Note 2, the Medicare Prescription Drug Improvement and Modernization Act of 2003 ("the Medicare Act") became law. Beginning in 2006, the Medicare Act provides various alternatives that could result in an offset to some portion of the costs of prescription drug benefits provided to retirees. In January 2004, the staff of the FASB issued Financial Staff Position No. FAS 106-1 ("FSP 106-1"), which permits a sponsor of a post-retirement health care plan that provides retiree prescription drug benefits to make a one-time election to defer accounting for the effects of the Medicare Act.

LNL has elected to defer accounting for the effects of the Medicare Act. Accordingly, the measures of accumulated post-retirement benefit obligation and periodic post-retirement benefit cost in LNL's financial statements for the year ended December 31, 2003, do not reflect the effects of the Medicare Act.

The Lincoln National Life Insurance Company

Obligations, Funded Status and Assumptions

Information with respect to defined benefit plan asset activity and defined benefit plan obligations is as follows:

                                                       Year Ended December 31
                                                  -------------------------------------
                                                                   Other Post-retirement
                                                  Pension Benefits    Benefits
                                                  ---------------  --------------------
                                                    2003    2002    2003       2002
                                                  -------  ------   ------     ------
                                                           (in millions)
Change in plan assets:
  Fair value of plan assets at beginning-of-year. $ 343.0  $340.4  $   --     $   --
  Transfers of assets............................     0.9    (1.4)     --         --
  Actual return on plan assets...................    79.2   (31.1)     --         --
  Company contributions..........................    40.5    58.0     4.6        6.5
  Administrative expenses........................   (1.8)    (1.6)     --         --
  Benefits paid..................................  (24.9)   (21.3)   (4.6)      (6.5)
                                                  -------  ------   ------     ------
  Fair value of plan assets at end-of-year.......   436.9   343.0      --         --
                                                  =======  ======   ======     ======
Change in benefit obligation:
  Benefit obligation at beginning-of-year........   441.1   399.3    88.9       81.9
  Transfers of benefit obligations...............     0.6    (1.3)     --       (0.9)
  Service cost...................................    18.1    17.3     1.4        1.4
  Interest cost..................................    27.2    26.8     4.9        5.1
  Plan participants' contributions...............      --      --     1.0        1.1
  Special termination benefits...................     1.4      --      --         --
  Plan curtailment gain..........................      --      --    (2.3)        --
  Actuarial (gains) losses.......................  (13.6)    20.3   (10.2)       6.8
  Benefits paid..................................  (24.9)   (21.3)   (4.6)      (6.5)
                                                  -------  ------   ------     ------
  Benefit obligation at end-of-year..............   449.9   441.1    79.1       88.9
                                                  =======  ======   ======     ======
Underfunded status of the plans..................   (13.0)  (98.1)  (79.1)     (88.9)
Unrecognized net actuarial (gains) losses........    38.4   109.3    (1.9)       8.2
Unrecognized prior service cost..................   (17.0)  (19.8)     --         --
                                                  -------  ------   ------     ------
Prepaid (accrued) benefit cost................... $   8.4  $ (8.6) $(81.0)    $(80.7)
                                                  =======  ======   ======     ======
Weighted-average assumptions as of December 31:
  Weighted-average discount rate.................    6.50%   6.50%   6.50%      6.50%
  Expected return on plan assets.................    8.25%   8.25%     --         --
Rate of increase in compensation:
  Salary continuation plan.......................    4.00%   5.00%     --         --
  All other plans................................    4.00%   4.00%   4.00%      4.00%
                                                  =======  ======   ======     ======

LNL uses a December 31 measurement date for its pension and post-retirement plans.

The expected return on plan assets for 2003 and 2002 was 8.25%. This rate is initially established at the beginning of the plan year based on the historical rates of return and is reevaluated based on the actual return through an interim date during the current plan year. As there was not a significant variance between the projected actual return for both 2003 and 2002 and the expected return of 8.25%, LNC maintained the expected return at 8.25% for the actuarial valuation calculated at the end of each year.

The calculation of the accumulated post-retirement benefits obligation assumes a weighted-average annual rate of increase in the per capita cost of covered benefits (i.e. health care cost trend rate) of 10% for 2003. It further assumes the rate will gradually decrease to 5.0% by 2015 and remain at that level in future periods. The health care cost trend rate assumption has a significant effect on the amounts reported. For example increasing the assumed health care cost trend rates by one percentage point each year would increase the accumulated post-retirement benefits obligation as of December 31, 2003 and 2002 by $4.6 million and $6.2 million, respectively. The aggregate of the estimated service and interest cost components of net periodic post-retirement benefits cost for the year ended December 31, 2003 and 2002 would increase by $0.4 million and $0.5 million, respectively.

The Lincoln National Life Insurance Company

Information for pension plans with accumulated benefit obligations in excess of plan assets is as follows:

                                                  December 31
                                                  2003  2002*
                                                 ------ ------
                                                 (in millions)
                                                 -------------
                  Accumulated benefit obligation $127.8 $430.0
                  Projected benefit obligation..  129.6  441.1
                  Fair value of plan assets.....   78.2  343.0

--------
*In 2002, all plans had accumulated benefit obligations in excess of plan assets.

Minimum Pension Liability Adjustment

                                                                                                               For the year ended
                                                                                                               December 31,
                                                                                                                2003      2002
                                                                                                                ------     -----
                                                                                                               (in millions)
                                                                                                               ------------------
Increase/(decrease) in minimum pension liability adjustment included in other comprehensive income (after-tax) ($42.6)    $51.9

                                                                                                               December 31,
                                                                                                                2003      2002
                                                                                                                ------     -----
Minimum pension liability adjustment included in accumulated other comprehensive income (after-tax)...........  $ 9.3     $51.9

Components of Net Periodic Pension Cost

The components of net defined benefit pension plan and post-retirement benefit plan expense are as follows:

                                                   Year Ended December 31
                                                                Other Post-retirement
                                           Pension Benefits           Benefits
                                        ----------------------  -------------------
                                         2003    2002    2001    2003    2002   2001
                                        ------  ------  ------  -----   -----  -----
                                                       (in millions)
                                        -------------------------------------------
Service cost........................... $ 19.4  $ 17.8  $ 13.9  $ 1.4   $ 1.4  $ 2.6
Interest cost..........................   27.2    26.8    28.8    5.0     5.1    6.2
Expected return on plan assets.........  (27.7)  (27.1)  (29.8)    --      --     --
Amortization of prior service cost.....   (2.2)   (2.4)    0.2     --      --     --
Recognized net actuarial (gains) losses    5.7     0.2     0.2   (0.2)   (0.4)  (0.4)
                                        ------  ------  ------  -----   -----  -----
Net periodic benefit cost.............. $ 22.4  $ 15.3  $ 13.3  $ 6.2   $ 6.1  $ 8.4
                                        ======  ======  ======  =====   =====  =====

LNL maintains a defined contribution plan for its U.S. insurance agents. Contributions to this plan are based on a percentage of the agents' annual compensation as defined in the plan. Effective January 1, 1998, LNL assumed the liabilities for a non-contributory defined contribution plan covering certain highly compensated former CIGNA agents and employees. Contributions for this plan are made annually based upon varying percentages of annual eligible earnings as defined in the plan. Contributions to this plan are in lieu of any contributions to the qualified agent defined contribution plan. Effective January 1, 2000, this plan was expanded to include certain highly compensated LNL agents. The combined pre-tax expenses for these plans amounted to $3.7 million, $1.0 million, and $2.8 million in 2003, 2002 and 2001, respectively. These expenses reflect both LNL's contribution as well as changes in the measurement of LNL's liabilities under these plans.

Plan Assets

Asset allocations for LNC's defined benefit pension plan assets at December 31, 2003 and 2002 are as follows:

                                                 2003   2002
                                                -----  -----
                   Asset Category
                     Equity securities.........  61.9%  59.6%
                     Fixed income securities...  30.7   31.9
                     Real estate...............   5.6    5.0
                     Cash and cash equivalents.   1.8    3.5
                                                -----  -----
                     Total..................... 100.0% 100.0%
                                                =====  =====

The Lincoln National Life Insurance Company

The primary investment objective of LNC's defined benefit pension plan is for capital appreciation and income growth, with an emphasis on avoiding undue risk. A secondary objective is for current income. Investments can be made using the following asset classes: both domestic and international equity and fixed income securities, real estate, guaranteed products, venture capital, oil and gas and other asset classes the investment managers deem prudent. A five-year time horizon is utilized, as there are inevitably short-run fluctuations, which will cause variations in investment performance.

Each managed fund is expected to rank in the upper 50% of similar funds over the three and/or five year periods. Managers not meeting criteria will be subject to additional due diligence review and possible termination. The following short-term ranges have been established for weightings in the various asset categories:

                                                     Weighting Range
                                                     --------------
              Asset Category
                Cash................................          0-20%
                Guaranteed Products.................          0-20%
                Fixed Income........................         20-80%
                  Long-term......................... 0-10%
                  High-Yield........................ 0-10%
                  International/Emerging Markets*... 0-10%
                Real Estate.........................          0-20%
                Equities............................         20-80%
                  Small-cap......................... 0-20%
                  International*.................... 0-20%
                  Emerging Markets*................. 0-10%
                Other...............................          0-20%
                Total International**...............          0-25%

--------
The total of domestic cash, domestic fixed income, and domestic equities shall not be less than 50%.
*Currencyexposure can be hedged up to 100%
**International/EmergingMarkets-Fixed Income and Equities

Within the broad ranges provided above, current target asset weightings are as follows: 64% equities, 35% fixed income, including real estate, and 1% cash. The performance of the plan and the managed funds are monitored on a quarterly basis relative to the plan's objectives. The performance of the managed fund is measured against the following indices: S&P 500, EAFE, Russell 2000, NAREIT, Lehman US Universal and Salomon (Citigroup) 90-day T-Bill. LNC reviews this investment policy on an annual basis.

The plan assets are principally managed by LNC's Investment Management segment.

Plan Cash Flows

LNL expects to contribute between zero and $16.3 million to LNC's defined benefit pension plans in 2004. In addition, LNL expects to fund approximately $7.9 million and $4.6 million in 2004 for benefit payments for LNC's unfunded defined benefit plan and post-retirement benefit plans, respectively.

401(k).
LNC sponsors contributory defined contribution plans (401(k) plans) for eligible U.S. employees and agents (including those of LNL). LNL's contributions to the 401(k) plans for its employees and agents are equal to a participant's pre-tax contribution, not to exceed 6% of base pay, multiplied by a percentage, ranging from 50% to 150%, which varies according to certain incentive criteria as determined by LNC's Board of Directors. LNL's expense for the 401(k) plan amounted to $22.9 million, $12.6 million, and $13.5 million in 2003, 2002 and 2001, respectively.

Deferred Compensation Plans.
LNC sponsors contributory deferred compensation plans for certain U.S. employees and agents including those of LNL who meet the established plan criteria. Plan participants may elect to defer payment of a portion of their compensation, as defined by the plans. At this point, these plans are not funded. Plan participants may select from a variety of alternative measures for purposes of calculating the investment return considered attributable to their deferral. Under the terms of these plans, LNL agrees to pay out amounts based upon the alternative measure selected by the participant. Plan participants who are also participants in an LNC 401(k) plan and who have reached the contribution limit for that plan may also elect to defer the additional amounts into the deferred compensation plan. LNL makes matching contributions to these plans for its participants based upon amounts placed into the deferred compensation plans by individuals who have reached the contribution limit under the 401(k) plan. The amount of LNL's contribution is calculated in a manner similar to the employer match calculation described in the 401(k) plans section above. Expense/(income) for these plans amounted to $17.0 million, $(3.6) million, and $(2.9) million in 2003, 2002 and 2001, respectively. These expenses reflect both LNL's employer matching contributions of $2.4 million, $1.1 million and $1.3 million, as well as changes in the measurement of LNL's liabilities under these plans of $14.6 million, ($4.7) million and ($4.2) million for 2003, 2002 and 2001 respectively.

In the fourth quarter of 1999, LNC modified the terms of the deferred compensation plans to provide that plan participants who selected LNC stock as the measure for their investment return would receive shares of LNC stock in satisfaction of this portion of their deferral. In addition, participants were precluded from diversifying any portion of their deferred compensation plan account that is measured by LNC's stock performance. As a result of these modifications to the plans, ongoing changes in value of LNC's stock no longer affect the expenses associated with this portion of the deferred compensation plans.

LNL's total liabilities associated with these plans were $123.9 million and $103.7 million at December 31, 2003 and 2002, respectively.

The Lincoln National Life Insurance Company

Stock-Based Incentive Compensation Plans.
LNC has various incentive plans for employees, agents and directors of LNC and its subsidiaries (including employees, agents and directors of LNL) that provide for the issuance of stock options, stock incentive awards, stock appreciation rights, and restricted stock awards. Prior to 2003, these plans were comprised primarily of stock option incentive plans.

Effective January 1, 2003, LNC's stock-based employee compensation plan was revised to provide for performance vesting, and to provide for awards that may be paid out in a combination of stock options, performance shares of LNC stock and cash. This plan replaced the LNC stock option plan. Awards under this plan for 2003 consisted of 233,055 10-year LNC stock options, 323,243 performance share units that could result in the issuance of LNC shares, and cash awards. As of December 31, 2003, 114,544 stock options and 271,042 performance share units of these 2003 awards were outstanding. The performance measures that must be met for vesting to occur are established at the beginning of the three-year performance period. Certain participants in the plan will select from seven different combinations of stock options, performance shares and or cash in determining the form of their award. Other participants will have their award paid in performance shares.

Total compensation expense for LNL under LNC's incentive plans involving performance vesting for 2003 was $0.2 million relating to stock options, $2.7 million relating to performance shares, and $0.2 million relating to cash awards. The amount of stock option expense for the performance vesting awards is included in the total LNL stock option expense discussed below. All expense calculations for performance vesting stock options, performance shares, and performance vesting cash awards that were granted in 2003 have been based upon the current assumption that the actual performance achievement over the three-year performance measurement period will result in target levels of long-term incentive compensation payouts. As the three-year performance period progresses, LNC will continue to refine its estimate of the expense associated with these awards so that by the end of the three-year performance period, LNL's cumulative expense will reflect the actual level of awards that vest.

Stock options awarded under the stock option incentive plans in effect prior to 2003 were granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire 10 years from the date of grant. Such options are transferable only upon death. Options become exercisable in 25% increments over the four-year period following the option grant anniversary date. A "reload option" feature was added on May 14, 1997. In most cases, persons exercising an option after that date have been granted new options in an amount equal to the number of matured shares tendered to exercise the original option award. The reload options are granted for the remaining term of the related original option and have an exercise price equal to the market value of LNC stock at the date of the reload award. Reload options can be exercised two years after the grant date if the value of the new option has appreciated by at least 25%. The reload feature is not available for options granted after 2002.

Effective January 1, 2003, LNL adopted the fair value recognition method of accounting for its stock option incentive plans under FAS 123, which is considered the preferable accounting method for stock based compensation. Previously, LNL accounted for its stock option incentive plans using the intrinsic value method of accounting under the recognition and measurement provisions of APB 25, and related interpretations. For more information, see Footnote 2 in the Notes to Consolidated Financial Statements.

The Lincoln National Life Insurance Company

Information with respect to LNL stock options outstanding at December 31, 2003 is as follows:

                   Options Outstanding                          Options Exercisable
--------------------------------------------------------- -------------------------------
             Number     Weighted-Average                      Number
Range of Outstanding at    Remaining                      Exercisable at
Exercise  December 31,  Contractual Life Weighted-Average  December 31,  Weighted-Average
 Prices       2003          (Years)       Exercise Price       2003       Exercise Price
-------- -------------- ---------------- ---------------- -------------- ----------------
$10-$20       28,442          0.36            $19.72           28,442         $19.72
 21- 30    1,409,636          5.57             25.48        1,042,924          25.68
 31- 40      622,385          4.89             38.06          574,885          38.39
 41- 50    3,127,336          5.60             46.77        2,730,668          47.22
 51- 60      879,636          8.16             52.09          304,571          52.09
-------    ---------                                        ---------
$10-$60    6,067,435                                        4,681,490
=======    =========                                        =========

The option price assumptions used for grants to LNL employees and agents were as follows:

                                                     2003   2002    2001
                                                    -----  ------  ------
     Dividend yield................................   5.0%    2.5%    2.8%
     Expected volatility...........................  39.8%   39.6%   40.0%
     Risk-free interest rate.......................   2.2%    4.5%    4.6%
     Expected life (in years)......................   3.6     4.2     4.2
     Weighted-average fair value per option granted $5.55  $16.00  $13.38

Information with respect to the incentive plans involving stock options granted to LNL employees and agents is as follows:

                                        Options Outstanding       Options Exercisable
                                     -------------------------- ------------------------
                                                   Weighted-                Weighted-
                                                    Average                  Average
                                       Shares    Exercise Price  Shares   Exercise Price
                                     ----------  -------------- --------- --------------
Balance at January 1, 2001..........  7,168,953      $36.69     2,813,438     $13.92
Granted-original....................  1,418,190       43.52
Granted-reloads.....................     60,111       48.64
Exercised (includes shares tendered) (1,162,373)      28.45
Forfeited...........................   (251,604)      44.01
                                     ----------      ------
Balance at December 31, 2001........  7,233,277       39.20     4,213,907      39.05
                                     ==========      ======
Granted-original....................  1,035,180       51.59
Granted-reloads.....................     12,103       48.41
Exercised (includes shares tendered) (1,316,702)      36.31
Forfeited...........................   (331,487)      46.09
Intercompany transfer...............      6,300       41.39
                                     ----------      ------
Balance at December 31, 2002........  6,638,671       41.39     4,035,327      40.00
                                     ==========      ======
Granted-original....................    288,165       25.54
Granted-reloads.....................     13,696       35.28
Exercised (includes shares tendered)   (332,769)      24.22
Forfeited...........................   (540,328)      41.21
                                     ----------      ------
Balance at December 31, 2003........  6,067,435      $41.57     4,681,490     $41.49
                                     ==========      ======     =========     ======

Total compensation expense for incentive plans involving stock options granted to LNL employees and agents, for 2003, 2002, and 2001 was $13.9 million, $18.7 million, and $22.4 million, respectively.

Stock Appreciation Rights Incentive Plan.
LNC has in place a stock appreciation right ("SAR") incentive program for LNL agents that do not meet the stringent definition of a common law employee. The SARs under this program are rights on LNC stock that are cash settled and become exercisable in 25% increments over the four year period following the SAR grant date. SARs are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire five years from the date of grant. Such SARs are transferable only upon death.

LNL recognizes compensation expense for the SAR program based on the fair value method using an option-pricing model. Compensation expense and the related liability are recognized on a straight-line basis over the vesting period of the SARs. The SAR li-

The Lincoln National Life Insurance Company ability is marked-to-market through net income. This accounting treatment causes volatility in net income as a result of changes in the market value of LNC stock. LNL hedges this volatility by purchasing call options on LNC stock. Call options hedging vested SARs are also marked-to-market through net income. Total compensation expense (income) recognized for the SAR program for 2003, 2002 and 2001 was $6.8 million, $(0.7) million and $4.8 million, respectively. The mark-to-market gain (loss) recognized through net income on the call options on LNC stock for 2003, 2002 and 2001 was $0.3 million, $(6.7) million and $0.8 million, respectively. The SAR liability at December 31, 2003 and 2002 was $9.8 million and $3.7 million, respectively.

Information with respect to the LNC SARs incentive plan outstanding for LNL agents at December 31, 2003 is as follows:

                     SARs Outstanding                             SARs Exercisable
---------------------------------------------------------- -------------------------------
              Number     Weighted-Average                      Number
Range of  Outstanding at    Remaining                      Exercisable at    Weighted-
Exercise   December 31,  Contractual Life Weighted-Average  December 31,  Average Exercise
 Prices        2003          (Years)       Exercise Price       2003           Price
--------- -------------- ---------------- ---------------- -------------- ----------------
$20 - $30     731,011          2.50            $24.89         266,263          $24.72
 31 - 40        9,750          3.46             34.41           2,332           36.74
 41 - 50      495,288          2.20             43.57         238,384           43.58
 51 - 60      363,475          3.20             52.10          90,913           52.10
---------   ---------                                         -------
$20 - $60   1,599,524                                         597,892
=========   =========                                         =======

The option price assumptions used for grants to LNL agents under the LNC SAR plan were as follows:

                                                    2003   2002    2001
                                                   -----  ------  ------
       Dividend yield.............................   4.6%    2.7%    2.7%
       Expected volatility........................  35.0%   29.5%   42.0%
       Risk-free interest rate....................   3.3%    5.0%    5.5%
       Expected life (in years)...................   5.0     5.0     5.0
       Weighted-average fair value per SAR granted $9.05  $10.86  $18.84

Information with respect to the LNC incentive plan involving SARs granted to LNL agents is as follows:

                                         SARs Outstanding         SARs Exercisable
                                     ------------------------- ----------------------
                                                  Weighted-              Weighted-
                                                   Average                Average
                                       Shares   Exercise Price Shares  Exercise Price
                                     ---------  -------------- ------- --------------
Balance at January 1, 2001..........   751,052      $24.94      82,421     $24.72
Granted-original....................   544,205       43.51
Exercised (includes shares tendered)  (142,785)      24.74
Forfeited...........................   (27,381)      28.92
                                     ---------      ------
Balance at December 31, 2001........ 1,125,091       33.85     102,710      25.02
                                     =========      ======
Granted-original....................   383,675       51.95
Exercised (includes shares tendered)   (90,818)      28.57
Forfeited...........................   (35,700)      34.95
                                     ---------      ------
Balance at December 31, 2002........ 1,382,248       39.20     301,108      32.06
                                     =========      ======
Granted-original....................   326,650       25.28
Exercised (includes shares tendered)   (63,224)      24.72
Forfeited...........................   (46,150)      39.57
                                     ---------      ------
Balance at December 31, 2003........ 1,599,524       36.92     597,892      36.45
                                     =========      ======     =======     ======

The Lincoln National Life Insurance Company

In addition to the stock-based incentives discussed above, LNC has awarded restricted shares of LNC stock, generally subject to a three-year vesting period, to LNL employees. Information with respect to LNC Restricted stock (non-vested stock) awarded to LNL employees from 2001 through 2003 was as follows:

                                           2003    2002    2001
                                          ------- ------- -------
              Restricted stock (number of
               shares)...................  10,910  46,500  32,639
              Weighted-average price per
               share at time of grant.... $ 31.41 $ 33.55 $ 45.59


--------------------------------------------------------------------------------
7. Restrictions, Commitments and Contingencies


Statutory Information and Restrictions
Net income (loss) as determined in accordance with statutory accounting practices for LNL excluding the insurance subsidiaries sold to Swiss Re in 2001, was $267 million, $(252) million and $197 million for 2003, 2002 and 2001, respectively. On December 7, 2001, Swiss Re acquired LNL's reinsurance operations. The transaction structure involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised LNL's reinsurance operation. See Note 11 for further discussion of Swiss Re's acquisition of LNL's reinsurance operation.

Shareholders' equity as determined in accordance with statutory accounting practices for LNL was $2.8 billion and $2.6 billion for December 31, 2003 and 2002, respectively.

LNL acquired a block of individual life insurance and annuity business from CIGNA in January 1998 and a block of individual life insurance from Aetna Inc. in October 1998. These acquisitions were structured as indemnity reinsurance transactions. The statutory accounting regulations do not allow goodwill to be recognized on indemnity reinsurance transactions and therefore, the related statutory ceding commission flows through the statement of operations as an expense resulting in a reduction of statutory earned surplus. As a result of these acquisitions, LNL's statutory earned surplus was negative.

LNL is subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to LNC. As a result of negative statutory earned surplus, LNL was required to obtain the prior approval of the Indiana Insurance Commissioner ("Commissioner") before paying any dividends to LNC until its statutory earned surplus became positive. During the first quarter of 2002, LNL received approval from the Commissioner to reclassify total dividends of $495 million paid to LNC in 2001 from LNL's earned surplus to paid-in-capital. This change plus the increase in statutory earned surplus from the disposition of LNL's reinsurance operations through an indemnity reinsurance transaction with Swiss Re resulted in positive statutory earned surplus for LNL at December 31, 2001.

In general, a dividend is not subject to prior approval from the Commissioner provided LNL's statutory earned surplus is positive and the proposed dividend, plus all other dividends made within the twelve consecutive months prior to the date of the proposed dividend, does not exceed the standard limitation of the greater of 10% of total statutory earned surplus or the amount of statutory earnings in the prior calendar year. Dividends of $710 million were paid by LNL to LNC in the second quarter of 2002. These distributions were made in two installments. The first installment of $60 million was paid in April. The second installment of $650 million was paid in June. As both installments exceeded the standard limitation noted above, a special request was made for each payment and each was approved by the Commissioner. Both distributions represented a portion of the proceeds received from the indemnity reinsurance transaction with Swiss Re. As a result of the payment of dividends plus earnings in 2002, LNL's statutory earned surplus was negative as of December 31, 2002. Due to the negative statutory earned surplus as of December 31, 2002, dividends paid by LNL in 2003 were subject to prior approval from the Commissioner.

Dividends of $200 million were paid by LNL to LNC in three quarterly installments during 2003. A special request was made for each payment and each was approved by the Commissioner. As occurred in 2001, $164.2 million of dividends approved and paid while statutory earned surplus was negative were classified as a reduction to paid-in-capital. Due to statutory earnings and favorable credit markets, LNL expects to be able to pay dividends in 2004 without prior approval.

LNL is recognized as an accredited reinsurer in the state of New York, which effectively enables it to conduct reinsurance business with unrelated insurance companies that are domiciled within the state of New York. As a result, in addition to regulatory restrictions imposed by the state of Indiana, LNL is also subject to the regulatory requirements that the State of New York imposes upon accredited reinsurers.

Reinsurance Contingencies

See Note 11, "Acquisitions and Divestitures," for discussion of contingencies surrounding Swiss Re's acquisition of LNL's reinsurance operations on December 7, 2001.

Marketing and Compliance Issues

Recently, there has been a significant increase in federal and state regulatory activity in the industry relating to numerous issues including market timing and late trading of mutual fund and variable insurance products and broker-dealer access arrangements. LNL, like many others in the industry, has received requests for information from the SEC and a subpoena from the New York Attorney General's Office seeking documentation and other information relating to these issues. LNL is in the process of responding to these requests and continues to cooperate fully with the regulators.

The Lincoln National Life Insurance Company

Regulators also continue to focus on replacement and exchange issues. Under certain circumstances, companies have been held responsible for replacing existing policies with policies that were less advantageous to the policyholder. LNL's management continues to monitor compliance procedures to minimize any potential liability. Due to the uncertainty surrounding all of these matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that future developments will not materially affect the consolidated financial position of LNL.

Leases

LNL leases its Fort Wayne, Indiana home office properties through sale-leaseback agreements. The agreements provide for a 25-year lease period with options to renew for six additional terms of five years each. The agreements also provide LNL with the right of the first refusal to purchase the properties during the terms of the lease, including renewal periods, at a price defined in the agreements. LNL also has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease period ending in 2009 or the last day of any of the renewal periods.

Total rental expense on operating leases in 2003, 2002 and 2001 was $55.7 million, $55.5 million and $63.2 million, respectively. Future minimum rental commitments are as follows (in millions):

               2004-$52.1 2006-$      43.8 2008-$           34.3
               2005- 49.3       2007- 41.5       Thereafter 34.8

Information Technology Commitment

In February 1998, LNL signed a seven-year contract with IBM Global Services for information technology services for the Fort Wayne operations. In February 2004, LNL completed renegotiations and extended the contract through February 2010. Annual costs are dependent on usage but are expected to range from $55.0 million to $60.0 million.

Insurance Ceded and Assumed

LNL cedes insurance to other companies. The portion of risks exceeding each company's retention limit is reinsured with other insurers. LNL seeks reinsurance coverage within the businesses that sell life insurance to limit its liabilities. As of December 31, 2002, LNL's retention policy is to retain no more than $10 million on a single insured life. For 2003, the retention policy was changed to limit retention on new sales to $5 million. Portions of LNL's deferred annuity business have been reinsured on a Modco basis with other companies to limit LNL's exposure to interest rate risks. At December 31, 2003, the reserves associated with these reinsurance arrangements totaled $2.4 billion. To cover products other than life insurance, LNL acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The accompanying financial statements reflect premiums, benefits and deferred acquisition costs, net of insurance ceded (see Note 5). LNL remains liable if its reinsurers are unable to meet contractual obligations under applicable reinsurance agreements.

LNL assumes insurance from other companies. At December 31, 2003, LNL provided $2.0 million of statutory surplus relief to other insurance companies under reinsurance transactions. Generally, such amounts are offset by corresponding receivables from the ceding company, which are secured by future profits on the reinsured business. However, LNL is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted. LNL's reinsurance operations were acquired by Swiss Re on December 7, 2001. The transaction structure involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised LNL's reinsurance operation. Under the indemnity reinsurance agreements, Swiss Re reinsured certain liabilities and obligations of LNL. Because LNL is not relieved of its legal liability to the ceding companies, the liabilities and obligations associated with the reinsured contracts remain on the balance sheets of LNL with a corresponding reinsurance receivable from Swiss Re.

Vulnerability from Concentrations

LNL's amounts recoverable from reinsurers represents receivables from and reserves ceded to reinsurers. LNL obtains reinsurance from a diverse group of reinsurers and monitors concentration as well as financial strength ratings of LNL's principal reinsurers. LNL's principal reinsurers are strongly rated companies, with Swiss Re representing the largest exposure. As discussed above, LNL sold its reinsurance business to Swiss Re through an indemnity reinsurance arrangement in 2001. Because LNL is not relieved of its liability to the ceding companies for this business, the liabilities and obligations associated with the reinsured contracts remain on the consolidated balance sheet of LNL with a corresponding reinsurance receivable from the business sold to Swiss Re, which totaled $4.2 billion at December 31, 2003 and is included in amounts recoverable from reinsurers. In addition to various remedies that LNL would have in the event of a default by Swiss Re, LNL continues to hold assets in support of certain of the transferred reserves. These assets consist of those reported as trading securities and certain mortgage loans. LNL's funds withheld liability and embedded derivative liabilities include $1.8 billion and $0.3 billion, respectively, related to the business reinsured by Swiss Re.

At December 31, 2003, LNL did not have a material concentration of financial instruments in a single investee or industry. LNL's investments in mortgage loans principally involve commercial real estate. At December 31, 2003, 28.5% of such mortgages, or $1.2 billion, involved properties located in California and Texas. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $37.6 million. Also at December 31, 2003, LNL did not have a concentration of: 1) business transactions with a particular customer or lender; 2) sources of supply of labor or

The Lincoln National Life Insurance Company services used in the business or; 3) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to LNL's financial position.

Although LNL does not have any significant concentration of customers, LNL's Retirement segment has a long-standing distribution relationship with American Funds Distributors ("AFD") that is significant to this segment. Prior to 2003, AFD used wholesalers who focus on both American Funds Distributors as well as American Legacy Variable Annuity products. In 2002, LNL and AFD agreed to transition the wholesaling of American Legacy to LFD, which was completed in 2003. The American Legacy Variable Annuity product line sold through LFD accounted for about 17% of LNL's total gross annuity account values at December 31, 2003, compared with about 15% sold through AFD in 2002. In addition the American Legacy Variable Annuity product line represents approximately 35% and 31% of LNL's total gross annuity account values at December 31, 2003 and 2002 respectively.

Other Contingency Matters

LNL is involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the consolidated financial position of LNL.

In 2001, LNL concluded the settlement of all class action lawsuits alleging fraud in the sale of LNL non-variable universal life and participating whole life policies issued between January 1, 1981 and December 31, 1998. Since 2001, LNL has reached settlements with a substantial number of the owners of policies that opted out of the class action settlement. LNL continues to defend a small number of opt out claims and lawsuits. While there is continuing uncertainty about the ultimate costs of settling the remaining opt out cases, it is management's opinion that established reserves are adequate and future developments will not materially affect the consolidated financial position of LNL.

LNL has pursued claims with its liability insurance carriers for reimbursement of certain costs incurred in connection with the class action settlement and the settlement of claims and litigation brought by owners that opted out of the class action settlement. During the fourth quarter of 2002, LNL settled its claims against three liability carriers on a favorable basis. LNL continues to pursue similar claims against a fourth liability insurance carrier.

For discussion of the resolution of legal proceedings related to LNL's sale of its former reinsurance business to Swiss Re, See Note 11.

State guaranty funds assess insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. LNL has accrued for expected assessments net of estimated future premium tax deductions.

Guarantees

LNL has guarantees with off-balance-sheet risks whose contractual amounts represent credit exposure. Guarantees with off-balance sheet risks having contractual values of $6.0 million and $9.0 million were outstanding at December 31, 2003 and 2002, respectively.

Certain subsidiaries of LNL have sold commercial mortgage loans through grantor trusts, which issued pass-through certificates. These subsidiaries have agreed to repurchase any mortgage loans which remain delinquent for 90 days at a repurchase price substantially equal to the outstanding principal balance plus accrued interest thereon to the date of repurchase. In case of default on the mortgage loans, LNL has recourse to underlying real estate. It is management's opinion that the value of the properties underlying these commitments is sufficient that in the event of default, the impact would not be material to LNL. These guarantees expire in 2004 through 2009.

Derivative Instruments

LNL maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency risk, equity risk, and credit risk. LNL assesses these risks by continually identifying and monitoring changes in interest rate exposure, foreign currency exposure, equity market exposure, and credit exposure that may adversely impact expected future cash flows and by evaluating hedging opportunities. Derivative instruments that are currently used as part of LNL's interest rate risk management strategy include interest rate swaps and interest rate caps. Derivative instruments that are used as part of LNL's foreign currency risk management strategy include foreign currency swaps. Call options on LNC stock are used as part of LNL's equity market risk management strategy. LNL also uses credit default swaps as part of its credit risk management strategy.

By using derivative instruments, LNL is exposed to credit and market risk. If the counterparty fails to perform, credit risk is equal to the extent of the fair value gain in the derivative. When the fair value of a derivative contract is positive, this generally indicates that the counterparty owes LNL and, therefore, creates a payment risk for LNL. When the fair value of a derivative contract is negative, LNL owes the counterparty and therefore LNL has no payment risk. LNL minimizes the credit (or payment) risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by LNL. LNL also maintains a policy of requiring that all derivative contracts be governed by an International Swaps and Derivatives Association ("ISDA") Master Agreement.

The Lincoln National Life Insurance Company

LNL is required to maintain minimum ratings as a matter of routine practice in negotiating ISDA agreements. Under the majority of ISDA agreements and as a matter of policy, LNL has agreed to maintain financial strength or claims-paying ratings of S&P BBB and Moody's Baa2. A downgrade below these levels would result in termination of the derivatives contract at which time any amounts payable by LNL would be dependent on the market value of the underlying derivative contract. In certain transactions, LNL and the counterparty have entered into a collateral support agreement requiring LNL to post collateral upon significant downgrade. LNL is required to maintain long-term senior debt ratings above S&P BBB and Moody's Baa3. LNL also requires for its own protection minimum rating standards for counterparty credit protection. LNL is required to maintain financial strength or claims-paying ratings of S&P A- and Moody's A3 under certain ISDA agreements, which collectively do not represent material notional exposure. LNL does not believe the inclusion of termination or collateralization events pose any material threat to its liquidity position.

Market risk is the adverse effect that a change in interest rates, currency rates, implied volatility rates, or a change in certain equity indexes or instruments has on the value of a financial instrument. LNL manages the market risk by establishing and monitoring limits as to the types and degree of risk that may be undertaken.

LNL's derivative instruments are monitored by its risk management committee as part of that committee's oversight of LNL's derivative activities. LNL's derivative instruments committee is responsible for implementing various hedging strategies that are developed through its analysis of financial simulation models and other internal and industry sources. The resulting hedging strategies are then incorporated into LNL's overall risk management strategies.

LNL has derivative instruments with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. Outstanding derivative instruments with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

                                                                                                 Assets (Liabilities)
                                                                                            ------------------------------
                                                                             Notional or    Carrying Value/ Carrying Value/
                                                                           Contract Amounts   Fair Value      Fair Value
                                                                           ---------------  --------------- ---------------
                                                                             December 31              December 31
                                                                            2003     2002        2003            2002
                                                                           -------  ------- --------------- ---------------
                                                                                            (in millions)
                                                                           ----------------------------------------------
Interest rate derivative instruments:
  Interest rate cap agreements............................................ 2,550.0  1,276.8     $  13.2          $ 4.7
  Swaptions...............................................................      --    180.0          --             --
  Interest rate swap agreements...........................................   422.3    429.1        40.6           51.9
                                                                           -------  -------    --------          -----
Total interest rate derivative instruments................................ 2,972.3  1,885.9        53.8           56.6
Foreign currency derivative instruments -- Foreign currency swaps.........    17.9     61.5        (1.5)          (2.4)
Credit derivative instruments -- Credit default swaps.....................     8.0     26.0         0.2            0.9
Equity indexed derivative instruments -- Call options (based on LNC Stock)     1.5      1.3        16.0            7.4
Embedded derivatives per FAS 133..........................................      --       --      (325.3)           2.3
                                                                           -------  -------    --------          -----
Total derivative instruments*............................................. 2,999.7  1,974.7    ($ 256.8)         $64.8
                                                                           =======  =======    ========          =====

--------
* Total derivative instruments for 2003 are composed of $68.6 million and $(325.3) million on the consolidated balance sheet in Derivative Instruments and Reinsurance Related Derivative Liability, respectively.

A reconciliation of the notional or contract amounts for the significant programs using derivative agreements and contracts is as follows:

                               Interest Rate                     Interest Rate
                              Cap Agreements       Swaptions     Swap Agreements
                             ----------------  ----------------  -------------
                                December 31       December 31     December 31
                               2003     2002    2003     2002     2003     2002
                             -------  -------  ------  --------  ------   -----
                                               (in millions)
                             -------------------------------------------------
Balance at beginning-of-year 1,276.8  1,258.8   180.0   1,752.0   429.1   335.1
New contracts............... 1,500.0    800.0      --        --   260.0   146.6
Terminations and maturities.  (226.8)  (782.0) (180.0) (1,572.0) (266.8)  (52.6)
                             -------  -------  ------  --------  ------   -----
Balance at end-of-year...... 2,550.0  1,276.8      --     180.0   422.3   429.1
                             =======  =======  ======  ========  ======   =====

The Lincoln National Life Insurance Company

                                                                   Call Options
                                   Foreign Currency Credit Default  (Based on
                                   Swap Agreements     Swaps       LNC Stock)
                                   ---------------  -------------  ----------
                                    December 31     December 31    December 31
                                    2003     2002    2003   2002   2003   2002
                                    -----   -----   -----   ----   ----   ----
                                               (in millions)
                                   ------------------------------------------
      Balance at beginning-of-year  61.5     94.6    26.0   29.0    1.3    1.1
      New contracts...............    --       --      --     --    0.3    0.3
      Terminations and maturities. (43.6)   (33.1)  (18.0)  (3.0)  (0.1)  (0.1)
      Balance at end-of-year......  17.9     61.5     8.0   26.0    1.5    1.3

Accounting for Derivative Instruments and Hedging Activities

As of December 31, 2003 and 2002, LNL had derivative instruments that were designated and qualified as cash flow hedges and derivative instruments that were not designated as hedging instruments. LNL did not have derivative instruments that were designated as fair value hedges or hedges of a net investment in a foreign operation. See Note 1 to the consolidated financial statements for detailed discussion of the accounting treatment for derivative instruments. For the year ended December 31, 2003 and 2002, LNL recognized a net loss of $2.0 million after-tax and a net gain of $2.5 million after-tax, respectively, in net income as a component of realized gains and losses on investments and derivative instruments. These gains (losses) relate to the ineffective portion of cash flow hedges, the change in market value for derivative instruments not designated as hedging instruments, and the gain
(loss) on swap terminations. For the year ended December 31, 2003 and 2002, LNL recognized a loss of $7.6 million after-tax and $8.8 million after-tax, respectively, in OCI related to the change in market value on derivative instruments that are designated and qualify as cash flow hedges. In addition, for the year ended December 31, 2001, $3.5 million after-tax was reclassified from unrealized gain (loss) on securities available-for-sale to unrealized gain
(loss) on derivative instruments, both in OCI. This reclassification relates to derivative instruments that were marked to market through unrealized gain
(loss) on securities available-for-sale prior to the adoption of FAS 133.

Derivative Instruments Designated in Cash Flow Hedges

Interest Rate Swap Agreements.
LNL uses interest rate swap agreements to hedge its exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price level, performance or value of one or more underlying interest rates. LNL is required to pay the counterparty the stream of variable interest payments based on the coupon payments from the hedged bonds, and in turn, receives a fixed payment from the counterparty, at a predetermined interest rate. The net receipts/payments from these interest rate swaps are recorded in net investment income. Gains (losses) on interest rate swaps hedging interest rate exposure on floating rate bond coupon payments are reclassified from accumulated OCI to net income as bond interest is accrued.

LNL also uses interest rate swap agreements to hedge its exposure to interest rate fluctuations related to the forecasted purchase of assets for certain investment portfolios. The gains (losses) resulting from the swap agreements are recorded in OCI. The gains (losses) are reclassified from accumulated OCI to earnings over the life of the assets once the assets are purchased. As of December 31, 2003, there were no interest rate swaps hedging forecasted asset purchases.

Foreign Currency Swaps.
LNL uses foreign currency swaps, which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a specified rate of exchange in the future. Gains (losses) on foreign currency swaps hedging foreign exchange risk exposure on foreign currency bond coupon payments are reclassified from accumulated OCI to net income as bond interest is accrued. The foreign currency swaps expire in 2005 through 2006.

Call Options on LNC Stock.
LNL uses call options on LNC stock to hedge the expected increase in liabilities arising from stock appreciation rights ("SARs") granted to LNL agents on LNC stock. Upon option expiration, the payment, if any, is the increase in LNC's stock price over the strike price of the option applied to the number of contracts. Call options hedging vested SARs are not eligible for hedge accounting and both are marked to market through net income. Call options hedging nonvested SARs are eligible for hedge accounting and are accounted for as cash flow hedges of the forecasted vesting of SAR liabilities. To the extent that the cash flow hedges are effective, changes in the fair value of the call options are recorded in accumulated OCI. Amounts recorded in OCI are reclassified to net income upon vesting of SARs. LNL's call option positions will be maintained until such time the SARs are either exercised or expire and LNL's SAR liabilities are extinguished. The SARs expire five years from the date of grant.

The Lincoln National Life Insurance Company

Total Return Swaps.
LNL used total return swaps to hedge its exposure to interest rate and spread risk resulting from the forecasted sale of assets in a securitization of certain LNL mortgage loans in 2001. A total return swap is an agreement that allows the holder to protect itself against loss of value by effectively transferring the economic risk of asset ownership to the counterparty. The holder pays (receives) the total return equal to interest plus capital gains or losses on a referenced asset and receives (pays) a floating rate of interest. As of December 31, 2003, LNL did not have any open total return swaps.

Gains and losses on derivative contracts are reclassified from accumulated OCI to current period earnings. As of December 31, 2003, $19.5 million of the deferred net gains on derivative instruments accumulated in OCI are expected to be reclassified as earnings during the next twelve months. This reclassification is primarily due to the receipt of interest payments associated with variable rate securities and forecasted purchases, the receipt of interest payments associated with foreign currency securities, and the periodic vesting of SARs.

All Other Derivative Instruments

LNL uses various other derivative instruments for risk management purposes that either do not qualify for hedge accounting treatment or have not currently been qualified by LNL for hedge accounting treatment. The gain or loss related to the change in market value for these derivative instruments is recognized in current income during the period of change (reported as realized gain (loss) on investments in the consolidated statement of income except where otherwise noted below).

Interest Rate Swap Agreements.
LNL used a forward starting interest rate swap agreement to hedge its exposure to the forecasted sale of mortgage loans. LNL was required to pay the counterparty a predetermined fixed stream of payments, and in turn, received payments based on a floating rate from the counterparty. The net receipts/payments from these interest rate swaps were recorded in realized gain
(loss) on investments and derivative instruments. As of December 31, 2003, there were no forward starting interest rate swap agreements

Interest Rate Cap Agreements.
The interest rate cap agreements, which expire in 2006 through 2008, entitle LNL to receive quarterly payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such quarterly payments, if any, is determined by the excess of a market interest rate over a specified cap rate multiplied by the notional amount divided by four. The purpose of LNL's interest rate cap agreement program is to provide a level of protection for its annuity line of business from the effect of rising interest rates. The interest rate cap agreements provide an economic hedge of the annuity line of business. However, the interest rate cap agreements are not linked to assets and liabilities on the balance sheet that meet the significantly increased level of specificity required under FAS 133. Therefore, the interest rate cap agreements do not qualify for hedge accounting under FAS 133.

Swaptions.
Swaptions entitled LNL to receive settlement payments from the counterparties on specified expiration dates contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate multiplied by the notional amount. The purpose of LNL's swaption program was to provide a level of protection for its annuity line of business from the effect of rising interest rates. The swaptions provided an economic hedge of the annuity line of business. However, the swaptions were not linked to specific assets and liabilities on the balance sheet that met the significantly increased level of specificity required under FAS 133. Therefore, the swaptions did not qualify for hedge accounting under FAS 133. At December 31, 2003, there were no outstanding swaptions.

Credit Default Swaps.
LNL uses credit default swaps which expire in 2006 to hedge against a drop in bond prices due to credit concerns of certain bond issuers. A credit swap allows LNL to put the bond back to the counterparty at par upon a credit event by the bond issuer. A credit event is defined as bankruptcy, failure to pay, or obligation acceleration. LNL has not currently qualified credit default swaps for hedge accounting under FAS 133 as amounts are insignificant.

Call Options on LNC Stock.
As discussed previously in the Cash Flow Hedges section, LNL uses call options on LNC stock to hedge the expected increase in liabilities arising from SARs granted to LNL agents on LNC stock. Call options hedging vested SARs are not eligible for hedge accounting treatment under FAS 133. Mark-to-market changes are recorded in net income.

Derivative Instrument Embedded in Deferred Compensation Plan.
LNL has certain deferred compensation plans that have embedded derivative instruments. The liability related to these plans varies based on the investment options selected by the participants. The liability related to certain investment options selected by the participants is marked-to-market through net income. This derivative instrument is not eligible for hedge accounting treatment under FAS 133.

Call Options on Bifurcated Remarketable Put Bonds.
LNL owns various debt securities that contain call options attached by an investment banker before the sale to the investor. These freestanding call options are exercisable by a party other than the issuer of the debt security to which they are attached and are accounted for separately from the debt security. LNL has not currently qualified call options bifurcated from remarketable put bonds for hedge accounting treatment as amounts are insignificant.

The Lincoln National Life Insurance Company

Derivative Instrument Embedded in Modified Coinsurance Agreements with Funds Withheld Arrangements.
LNL is involved in various Modco and CFW reinsurance arrangements that have embedded derivatives. The change in fair value of the embedded derivative, as well as the gains or losses on trading securities supporting these arrangements, flows through net income.

LNL has used certain other derivative instruments in the past for hedging purposes. Although other derivative instruments may have been used in the past, any derivative type that was not outstanding from January 1, 2002 through December 31, 2003 is not discussed in this disclosure. Other derivative instruments LNL has used include spread-lock agreements, financial futures, put options, and commodity swaps. At December 31, 2003, there are no outstanding positions in these derivative instruments.

Additional Derivative Information.
Income for the agreements and contracts described above amounted to $18.6 million, $12.2 million and $3.5 million in 2003, 2002 and 2001, respectively. The increase in income for 2003 was primarily a result of payments received on interest rate swaps

LNL is exposed to credit loss in the event of nonperformance by counterparties on various derivative contracts. However, LNL does not anticipate nonperformance by any of the counterparties. The credit risk associated with such agreements is minimized by purchasing such agreements from financial institutions with long-standing, superior performance records. The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in LNL's favor. At December 31, 2003, the exposure was $70.5 million.


--------------------------------------------------------------------------------
8. Fair Value of Financial Instruments


The following discussion outlines the methodologies and assumptions used to determine the estimated fair value of LNL's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of LNL's financial instruments.

Fixed Maturity and Equity Securities -- Available-for-Sale and Trading
Securities.
Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values for equity securities are based on quoted market prices.

Mortgage Loans on Real Estate.
The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price or; 3) the fair value of the collateral if the loan is collateral dependent.

Policy Loans.
The estimated fair value of investments in policy loans was calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations were based on historical experience.

Derivative Instruments.
LNL employs several different methods for determining the fair value of its derivative instruments. Fair values for these contracts are based on current settlement values. These values are based on: 1) quoted market prices for foreign currency exchange contracts and financial futures contracts; 2) industry standard models that are commercially available for interest rate cap agreements, swaptions, spread-lock agreements, interest rate swaps, commodity swaps, credit default swaps, total return swaps and put options; 3) Monte Carlo techniques for the equity call options on LNC stock. These techniques project cash flows of the derivatives using current and implied future market conditions. The cash flows are then present valued to arrive at the derivatives' current fair market values; and 4) Black-Scholes pricing methodology for standard European equity call options.

Other Investments, and Cash and Invested Cash.
The carrying value for assets classified as other investments, and cash and invested cash in the accompanying balance sheets approximates their fair value. Other investments include limited partnership investments which are accounted for using the equity method of accounting.

Investment Type Insurance Contracts.
The balance sheet captions, "Insurance Policy and Claims Reserves" and "Contractholder Funds," include investment type insurance contracts (i.e., deposit contracts and certain guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

The remainder of the balance sheet captions, "Insurance Policy and Claims Reserves" and "Contractholder Funds" that do not

The Lincoln National Life Insurance Company fit the definition of "investment type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by LNL. It is LNL's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about LNL's shareholders' equity determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. LNL and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

Short-term and Debt and Surplus Notes Due LNC.
Fair values for the surplus notes due LNC are based on quoted market prices of similar issues or are estimated using discounted cash flow analysis based on LNL's current incremental borrowing rate for similar types of borrowing arrangements where quoted prices are not available. For short-term debt, the carrying value approximates fair value.

Guarantees.
LNL's guarantees include guarantees related to mortgage loan pass-through certificates. Based on historical performance where repurchases have been negligible and the current status of the debt, none of the loans are delinquent and the fair value liability for the guarantees related to loan pass-through certificates is insignificant.

Investment Commitments.
Fair values for commitments to make investments in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

Separate Accounts.
Assets held in separate accounts are reported in the accompanying consolidated balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

The carrying values and estimated fair values of LNL's financial instruments are as follows:

                                                               Carrying Value Fair Value  Carrying Value Fair Value
                                                               -------------- ----------  -------------- ----------
                                                                                    December 31
                                                               ----------------------------------------------------
                                                                    2003         2003          2002         2002
                                                               -------------- ----------  -------------- ----------
                                                                                   (in millions)
                                                               ----------------------------------------------------
Assets (liabilities):
  Fixed maturities securities.................................   $ 31,362.6   $ 31,362.6    $ 31,310.9   $ 31,310.9
  Equity securities...........................................        147.2        147.2         207.7        207.7
  Trading Securities..........................................      2,786.5      2,786.5            --           --
  Mortgage loans on real estate...............................      4,189.5      4,550.1       4,199.7      4,672.5
  Policy loans................................................      1,917.8      2,086.4       1,937.7      2,109.4
  Derivative Instruments*.....................................       (256.7)      (256.7)         64.8         64.8
  Other investments...........................................        363.4        363.4         377.7        377.7
  Cash and invested cash......................................      1,442.8      1,442.8       1,246.5      1,246.5
Investment type insurance contracts:
  Deposit contracts and certain guaranteed interest contracts.   (21,354.6)..  (21,446.0)    (20,175.0)   (20,408.3)
  Remaining guaranteed interest and similar contracts.........       (86.7)..      (91.2)       (112.6)      (120.3)
  Short-term debt.............................................       (41.9)..      (41.9)       (103.7)      (103.7)
  Surplus notes payable to LNC................................    (1,250.0)..   (1,205.0)     (1,250.0)    (1,125.4)
  Guarantees..................................................        (0.1)..          --         (0.4)          --
  Investment commitments......................................           --..         0.2           --          0.9

--------
*Total derivative instruments for 2003 are composed of $68.6 million and ($325.3) million on the consolidated balance sheet in Derivative Instruments and Reinsurance Related Embedded Derivative, respectively.

As of December 31, 2003 and 2002, the carrying value of the deposit contracts and certain guaranteed contracts is net of deferred acquisition costs of $448.6 million and $486.0 million, respectively, excluding adjustments for deferred acquisition costs applicable to changes in fair value of securities. The carrying values of these contracts are stated net of deferred acquisition costs so that they are comparable with the fair value basis.

The Lincoln National Life Insurance Company

9. Segment Information


LNL has two business segments: Lincoln Retirement and Life Insurance. Prior to the fourth quarter of 2001, LNL had a Reinsurance segment. LNL's reinsurance business was acquired by Swiss Re in December 2001. As the majority of the business acquired by Swiss Re was via indemnity reinsurance agreements, LNL is not relieved of its legal liability to the ceding companies for this business. This means that the liabilities and obligations associated with the reinsured contracts remain on the balance sheets of LNL with a corresponding reinsurance receivable from Swiss Re. In addition, the gain resulting from the indemnity reinsurance portion of the transaction was deferred and is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years. The ongoing management of the indemnity reinsurance contracts and the reporting of the deferred gain are within LNL's Other Operations. Given the lengthy period of time over which LNL will continue to amortize the deferred gain, and the fact that related assets and liabilities will continue to be reported on LNL's financial statements, the historical results for the Reinsurance segment prior to the close of the transaction with Swiss Re are not reflected in discontinued operations, but as a separate line in Other Operations. The results for 2001 related to the former Reinsurance segment are for the eleven months ended November 30, 2001.

The Lincoln Retirement segment, with principal operations in Fort Wayne, Indiana, provides tax-deferred investment growth and lifetime income opportunities for its clients through the manufacture and sale of fixed and variable annuities. Through a broad-based distribution network, Lincoln Retirement provides an array of annuity products to individuals and employer-sponsored groups in all 50 states of the United States. Lincoln Retirement distributes some of its products through LNL's wholesaling unit, Lincoln Financial Distributors ("LFD"), as well as LNL's retail unit, Lincoln Financial Advisors ("LFA"). In addition, Lincoln Retirement has alliances with a variety of unrelated companies where LNL provides the manufacturing platform for annuity products and the alliance company provides investment management, marketing and distribution.

The Life Insurance segment, with principal operations in Hartford, Connecticut, focuses on the creation and protection of wealth for its clients through the manufacture and sale of life insurance products throughout the United States. The Life Insurance segment offers, through its Hartford operations, universal life, variable universal life, interest-sensitive whole life, corporate owned life insurance and linked-benefit life (a universal life product with a long-term care benefit). In addition, it offers term life insurance through its Schaumburg, Illinois operations. The Life Insurance segment's products are primarily distributed through LFD and LFA.

LNL reports operations not directly related to the business segments and unallocated corporate items (i.e., corporate investment income, interest expense on corporate debt, unallocated overhead expenses, and the operations of LFA and LFD) in "Other Operations". As noted above, the financial results of the former Reinsurance segment were moved to Other Operations upon the close of the transaction with Swiss Re in December 2001.

Financial data by segment for 2001 through 2003 is as follows:

                                           Year Ended December 31
                                          2003     2002      2001
                                        -------- --------  --------
                                               (in millions)
                                        ---------------------------
           Revenue, Excluding Net
            Investment Income and
            Certain Other Items*:
             Lincoln Retirement........ $  489.1 $  528.8  $  634.0
             Life Insurance............    994.3    982.6     987.3
             Other Operations..........    577.6    558.3   1,835.4
             Consolidating
              adjustments..............  (251.3)   (228.4)   (228.1)
                                        -------- --------  --------
           Total.......................  1,809.7  1,841.3   3,228.6
                                        ======== ========  ========
           Net Investment Income:
             Lincoln Retirement........  1,474.8  1,447.8   1,399.1
             Life Insurance............    911.1    899.1     910.2
             Other Operations..........    154.2    186.2     274.0
             Consolidating
              adjustments..............       --       --        --
                                        -------- --------  --------
           Total.......................  2,540.1  2,533.1   2,583.3
                                        ======== ========  ========
           Other Items*:
             Lincoln Retirement........     70.6   (195.3)    (64.8)
             Life Insurance............    (0.6)    (96.7)    (56.9)
             Other Operations..........    260.8     18.5       5.1
             Consolidating
              adjustments..............       --       --        --
                                        -------- --------  --------
           Total.......................    330.8   (273.5)   (116.6)
                                        ======== ========  ========
           Income (Loss) before Federal
            Income Taxes and
            Cumulative Effect of
            Accounting Changes:
             Lincoln Retirement........    452.4    (10.0)    306.5
             Life Insurance............    364.9    294.2     364.0
             Other Operations..........    105.8   (347.6)    (36.2)
             Consolidating
              adjustments..............       --       --        --
                                        -------- --------  --------
           Total.......................    923.1    (63.4)    634.3
                                        ======== ========  ========

--------
*Other Items include Realized Loss on Investments and Derivative Instruments,
 Realized Gain (Loss) on Sale of Subsidiaries, Gain on Transfer of Securities from Available-For-Sale to Trading, and Gain on Reinsurance Embedded Derivative/Trading Securities

The Lincoln National Life Insurance Company

                                            Year Ended December 31
                                             2003     2002    2001
                                           -------- -------- -------
                                                 (in millions)
                                           -------------------------
           Income Tax Expense (Benefit):
             Lincoln Retirement........... $   95.2 $ (60.9) $  34.1
             Life Insurance...............    113.8     88.1   129.2
             Other Operations.............     35.9  (126.1)  (18.8)
             Consolidating adjustments....       --       --      --
                                           -------- -------- -------
           Total..........................    244.9   (98.9)   144.5
                                           ======== ======== =======
           Cumulative Effect of Accounting
            Changes:
             Lincoln Retirement...........   (63.6)       --   (7.3)
             Life Insurance...............      0.6       --   (5.5)
             Other Operations.............  (173.6)       --   (2.8)
             Consolidating adjustments....       --       --      --
                                           -------- -------- -------
           Total..........................  (236.6)       --  (15.6)
                                           ======== ======== =======
           Net Income (Loss):
             Lincoln Retirement...........    293.6     50.8   265.1
             Life Insurance...............    251.7    206.1   229.3
             Other Operations.............  (103.8)  (221.5)  (20.2)
             Consolidating adjustments....       --       --      --
                                           -------- -------- -------
           Total.......................... $  441.5 $   35.4 $ 474.2
                                           ======== ======== =======

                                             December 31
                                    -----------------------------
                                      2003      2002      2001
                                    --------- --------- ---------
                                            (in millions)
                                    -----------------------------
              Assets:
                Lincoln Retirement. $61,569.5 $52,827.2 $56,888.2
                Life Insurance.....  21,240.0  19,591.6  18,409.7
                Other Operations...  14,055.0  11,514.7  14,181.4
                Consolidating
                 adjustments.......     (1.3)     215.9     (1.3)
                                    --------- --------- ---------
              Total................ $96,863.2 $84,149.4 $89,478.0
                                    ========= ========= =========


--------------------------------------------------------------------------------
10. Shareholder's Equity


All of the 10 million authorized, issues and outstanding shares of $2.50 par value common stock of LNL are owned by LNC.

Details underlying the balance sheet caption "Net Unrealized Gain on Securities Available-for-Sale," are as follows:

                                                      December 31
                                                    2003       2002
                                                 ---------  ---------
                                                     (in millions)
                                                 --------------------
         Fair value of securities available-for-
          sale.................................. $31,509.8  $31,518.7
                                                 ---------  ---------
         Cost of securities available-for-sale..  29,735.8   29,943.0
         Unrealized gain........................   1,774.0    1,575.7
         Adjustments to deferred acquisition
          costs.................................    (549.0)    (418.4)
         Amounts required to satisfy
          policyholder commitments..............     (50.9)     (58.7)
         Foreign currency exchange rate
          adjustment............................      12.6        9.8
                                                 ---------  ---------
         Deferred income credits (taxes)........    (428.7)    (405.3)
                                                 ---------  ---------
         Net unrealized gain (loss) on
          securities available-for-sale......... $   758.0  $   703.1
                                                 =========  =========

Adjustments to deferred acquisition costs and amounts required to satisfy policyholder commitments are netted against the Deferred Acquisition Costs asset line and included within the Insurance Policy and Claim Reserve line on the balance sheet, respectively.

Details underlying the change in "Net Unrealized Gain (Loss) on Securities Available-for-Sale, Net of Reclassification Adjustment" shown on the Consolidated Statements of Shareholder's Equity are as follows:

                                               Year Ended December 31
                                                2003    2002    2001
                                               ------  ------  ------
           Unrealized gains on securities
            available-for-sale arising during
            the year.......................... $746.8  $774.4  $381.3
           Less:
             Reclassification adjustment for
              gains (losses) on disposals of
              prior year inventory included
              in net income (1)...............  205.7   (72.1)   36.2
             Federal income tax expense on
              reclassification................   23.4   315.4   120.1
             Transfer from available-for-sale
              to trading securities...........  342.9      --      --
             Federal income tax expense on
              transfer........................  119.9      --      --
                                               ------  ------  ------
           Net unrealized gain on securities
            available-for-sale, net of
            reclassifications and federal
            income tax expense................ $ 54.9  $531.1  $225.0
                                               ======  ======  ======

--------
/(1)/The reclassification adjustment for gains (losses) does not include the impact of associated adjustments to deferred acquisition costs and amounts required to satisfy policyholder commitments.

The Lincoln National Life Insurance Company

The "Net Unrealized Gain (Loss) on Derivative Instruments" component of other comprehensive income shown on the Consolidated Statements of Shareholder's Equity is net of Federal income tax expense (benefit) of $(3.9) million, $(1.2) million, $12.6 million for 2003, 2002, 2001 respectively, and net of adjustments to deferred amortization costs of $(4.5) million, $1.6 million, $23.8 million for 2003, 2002, 2001 respectively. The 2001 amounts for tax expense and deferred amortization cost adjustment include $9.5 million and $18.3 million, respectively, related to the transition adjustment recorded for the adoption of FAS 133.


--------------------------------------------------------------------------------
11. Acquisitions and Divestitures


On August 30, 2002, LNL acquired The Administrative Management Group, Inc. ("AMG"), an employee benefits record keeping firm for $21.6 million in cash. Contingent payments up to an additional $14 million will be paid over a period of 4 years (2003-2006) if certain criteria are met. Any such contingent payments will be expensed as incurred. Lincoln Retirement recorded an expense of $1.2 million after-tax ($1.8 million pre-tax) for 2003 relating to such contingent payments. AMG, a strategic partner of the Retirement segment for several years, provides record keeping services for the Lincoln Alliance Program along with approximately 200 other clients nationwide. The application of purchase accounting to this acquisition resulted in goodwill of $20.2 million.

On December 7, 2001, Swiss Re acquired LNL's reinsurance operation for $2.0 billion. In addition, LNL retained the capital supporting the reinsurance operation. After giving affect to the increased levels of capital needed within the Life Insurance and Lincoln Retirement segments that result from the change in the ongoing mix of business under LNL's internal capital allocation models, the disposition of LNL's reinsurance operation freed-up approximately $100 million of retained capital.

The transaction structure involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised LNL's reinsurance operation. Two of the stock companies sold, LNH & C (Lincoln National Health and Casualty) and LNRAC (Lincoln National Reassurance Company), were wholly-owned Subsidiaries of the Company. At closing, an immediate gain of $5.6 million after-tax was recognized on the sale of the stock companies. A gain of $698.0 million after-tax ($1.1 billion pre-tax) relating to the indemnity reinsurance agreements was reported at the time of closing. This gain was recorded as a deferred gain on LNL's consolidated balance sheet, in accordance with the requirements of FAS 113, and is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years.

Effective with the closing of the transaction, the former Reinsurance segment's historical results were moved into Other Operations. During December 2001, LNL recognized in Other Operations $4.3 million after-tax ($6.8 million pre-tax) of deferred gain amortization. In addition, in December 2001, LNL recognized $7.9 million after-tax ($12.5 million pre-tax) of accelerated deferred gain amortization relating to the fact that certain Canadian indemnity reinsurance contracts were novated after the sale, but prior to December 31, 2001.

On October 29, 2002, LNL and Swiss Re settled disputed matters totaling about $770 million that had arisen in connection with the final closing balance sheets associated with Swiss Re's acquisition of LNL's reinsurance operations. The settlement provided for a payment by LNL of $195 million to Swiss Re, which was recorded by LNL as a reduction in deferred gain. As a result of additional information made available to LNL following the settlement with Swiss Re in the fourth quarter of 2002, LNL recorded a further reduction in the deferred gain of $30.8 million after-tax ($47.4 million pre-tax), as well as a $6.9 million after-tax ($10.6 million pre-tax) reduction in the gain on the sale of subsidiaries.

As part of the dispute settlement, LNL also paid $100 million to Swiss Re in satisfaction of LNL's $100 million indemnification obligation with respect to personal accident business. As a result of this payment, LNL has no further underwriting risk with respect to the reinsurance business sold. However, because LNL has not been relieved of it legal liabilities to the underlying ceding companies with respect to the portion of the business indemnity reinsured by Swiss Re, under FAS 113 the reserves for the underlying reinsurance contracts as well as a corresponding reinsurance recoverable from Swiss Re will continue to be carried on LNL's balance sheet during the run-off period of the underlying reinsurance business. This is particularly relevant in the case of the exited personal accident and disability income reinsurance lines of business where the underlying reserves are based upon various estimates that are subject to considerable uncertainty.

As a result of developments and information obtained during 2002 relating to personal accident and disability income matters, LNL increased these exited business reserves by $184.1 million after-tax ($283.2 million pre-tax). After giving affect to LNL's $100 million indemnification obligation, LNL recorded a $119.1 million after-tax ($183.2 million pre-tax) increase in reinsurance recoverable from Swiss Re with a corresponding increase in the deferred gain. As a result of developments and information received in the third quarter of 2003 relating to personal accident matters, LNL increased reserves on this exited business by $20.9 million after-tax ($32.1 million pre-tax) with a corresponding increase in reinsurance recoverable from Swiss Re and in the deferred gain.

The combined effects of the 2002 settlement of disputed matters and exited business reserve increases reduced the $698.0 million after-tax ($1.1 billion pre-tax) deferred gain reported at closing by $38.5 million after-tax ($59.2 million pre-tax). An additional $1.3 million after-tax ($2 million pre-tax) of deferred gain was recognized in net income, due to a novation of certain Canadian business during 2002. During 2003, LNL amortized into net income $48.3 million after-tax ($74.2 million pre-tax) of the deferred gain.

The Lincoln National Life Insurance Company

Of the original $1.84 billion in proceeds received by LNL, approximately $520 million was paid for taxes and deal expenses and approximately $825 million was paid to LNC as dividends. LNL also paid $195 million to Swiss Re to settle the closing balance sheet disputed matters and $100 million to satisfy LNL's personal accident business indemnification obligations. The remaining proceeds have been dedicated to the ongoing capital needs of the Company.

Because of ongoing uncertainty related to personal accident and disability income businesses, the reserves related to these exited business lines carried on LNL's balance sheet at December 31, 2003 may ultimately prove to be either excessive or deficient. For instance, in the event that future developments indicate that these reserves should be increased, under FAS 113 LNL would record a current period non-cash charge to record the increase in reserves. Because Swiss Re is responsible for paying the underlying claims to the ceding companies, LNL would record a corresponding increase in reinsurance recoverable from Swiss Re. However, FAS 113 does not permit LNL to take the full benefit in earnings for the recording of the increase in the reinsurance recoverable in the period of the change. Rather, LNL would increase the deferred gain recognized upon the closing of the indemnity reinsurance transaction with Swiss Re and would report a cumulative amortization "catch-up" adjustment to the deferred gain balance as increased earnings recognized in the period of change. Any amount of additional increase to the deferred gain above the cumulative amortization "catch-up" adjustment must continue to be deferred and will be amortized into income in future periods over the remaining period of expected run-off of the underlying business. No cash would be transferred between LNL and Swiss Re as a result of these developments. Accordingly, even though LNL has no continuing underwriting risk, and no cash would be transferred between LNL and Swiss Re, in the event that future developments indicate LNL's December 31, 2003 personal accident or disability income reserves are deficient or redundant, FAS 113 requires LNL to adjust earnings in the period of change, with only a partial offset to earnings for the cumulative deferred gain amortization adjustment in the period of change. The remaining amount of increased gain would be amortized into earnings over the remaining run-off period of the underlying business.

As noted above, effective with the closing of the transaction, the Reinsurance segment's results for the eleven months ended November 30, 2001 were moved into Other Operations.

Earnings from LNL's reinsurance operations were as follows:

                                                     Eleven Months
                                                   Ended November 30,
                                                          2001
                                                   ------------------
                                                     (in millions)
                                                   ------------------
           Revenue................................      $1,681.3
           Benefits and Expenses..................       1,505.3
                                                        --------
             Income before Federal Income Taxes
              and Cumulative Effect of Accounting
              Changes.............................         176.0
           Federal Income Taxes...................          59.0
                                                        --------
             Income before Cumulative Effect of
              Accounting Changes..................         117.0
           Cumulative Effect of Accounting Changes
            (after-tax)...........................          (2.4)
                                                        --------
             Net Income...........................      $  114.6
                                                        ========


--------------------------------------------------------------------------------
12. Restructuring Charges


The following provides details on LNL's restructuring charges.

1999 Restructuring Plan
In 1999, LNL implemented a restructuring plan relating to the discontinuance of HMO excess-of-loss reinsurance programs. The charge associated with this restructuring plan totaled $3.2 million after-tax ($4.9 million pre-tax) and was included in Underwriting, Acquisition, Insurance and Other Expenses on the Consolidated Statement of Income for the year ended December 31, 1999. The pre-tax costs for this plan included $2.4 million for employee severance and termination benefits and $2.5 million for costs relating to exiting business activities. Through December 31, 2001, actual pre-tax costs of $3.7 million were expended or written-off under this restructuring plan. During the fourth quarter of 2000, $1.0 million (pre-tax) of the original charge for the discontinuance of the HMO excess-of-loss restructuring plan was reversed. During the fourth quarter of 2001, the remaining restructuring reserve of $0.2 million relating to the HMO excess-of-loss reinsurance programs was transferred to Swiss Re as part of its acquisition of LNL's reinsurance operations.

2001 Restructuring Plan
During 2001, LNL implemented restructuring plans relating to 1) the consolidation of the Syracuse operations of Lincoln Life & Annuity Company of New York into the Lincoln Retirement segment operations in Fort Wayne, Indiana and Portland, Maine; 2) the elimination of duplicative functions in the Schaumburg, Illinois operations of First Penn-Pacific, and the absorption of these functions into the Lincoln Retirement and Life Insurance segment operations in Fort Wayne, Indiana and Hartford, Connecticut; 3) the reorganization of the life wholesaling function within the independent planner distribution channel, consolidation of retirement wholesaling territories, and streamlining of the marketing and communications functions in LFD; 4) the reorganization and consolidation of the life insurance operations in Hartford, Connecticut related to the streamlining of underwriting and new business processes and the completion of outsourcing of administration of certain closed blocks of business 5) the combination of LFD channel oversight, positioning of LFD to take better advantage of ongoing "marketplace consolidation" and expansion of the customer base of wholesalers in certain non-productive territories and 6) the consolidation of operations and space in LNL's Fort Wayne, Indiana operations.

The Lincoln National Life Insurance Company

The Syracuse restructuring charge was recorded in the first quarter of 2001 and was completed in the first quarter of 2002. The Schaumburg, Illinois restructuring charge was recorded in the second quarter of 2001, the LFD restructuring charges were recorded in the second and fourth quarters of 2001, and the remaining restructuring charges were all recorded in the fourth quarter of 2001. The LFD restructuring plan that was initiated in the second quarter of 2001 was completed in the fourth quarter of 2002. The Life Insurance segment restructuring plan that was initiated in the fourth quarter of 2001 was completed in the fourth quarter of 2002.

The aggregate charges associated with all restructuring plans entered into during 2001 totaled $24.3 million after-tax ($37.4 million pre-tax) for the year ended December 31, 2001. The component elements of these aggregate pre-tax costs include employee severance and termination benefits of $12.2 million, write-off of impaired assets of $3.2 million and other exit costs of $22.0 million primarily related to the termination of equipment leases ($1.4 million) and rent on abandoned office space ($19.5 million). Actual pre-tax costs totaling $1.3 million were expended or written-off and 30 positions were eliminated under the Syracuse restructuring plan. The total amount expended for this plan exceeded the original restructuring reserve by $0.3 million. Actual pre-tax costs totaling $1.8 million were expended or written-off and 26 positions were eliminated under the second quarter of 2001 LFD restructuring plan. The amount expended for this plan was equal to the original reserve. Actual pre-tax costs totaling $2.3 million were expended or written-off and 36 positions were eliminated under the fourth quarter of 2001 Life Insurance segment restructuring plan. The amount expended for this plan was in excess of the original reserve by less than $0.1 million. In addition, $0.1 million of excess reserve on the Schaumburg, Illinois restructuring plan was released during the second quarter of 2002 and $1.5 million of excess reserve on the Fort Wayne restructuring plan was released during the third quarter of 2002. The release of the reserve on the Fort Wayne restructuring plan was due to LNL's purchase and ultimate sale of the vacant building on terms that were favorable to what was included in the original restructuring plan for rent on this abandoned office space. The following table provides information about the remaining 2001 restructuring plans.

                                                       Schaumburg  LFD Plan --  Fort Wayne
                                                          Plan     4th Quarter  Operations  Total
                                                      ------------ ----------- ------------ -----
                                                                     (in millions)
                                                      -------------------------------------------
Employee severance and termination benefits.......... $        3.2 $      3.8  $        0.3 $ 7.3
Write-off of impaired assets.........................           --         --           3.2   3.2
Other costs:
Termination of equipment leases......................           --         --           1.4   1.4
Rent on abandoned office space.......................          0.9         --          19.5  20.4
                                                      ------------ ----------  ------------ -----
Total 2001 Restructuring Charges (pre-tax)........... $        4.1 $      3.8  $       24.4 $32.3
Amounts expended and written off through 2001........          2.4        1.2            --   3.6
                                                      ------------ ----------  ------------ -----
Restructuring reserve at December 31, 2001...........          1.7        2.6          24.4  28.7
Amounts expended in 2002.............................          1.3        2.6          22.3  26.2
Amounts reversed in 2002.............................          0.1         --           1.5   1.6
                                                      ------------ ----------  ------------ -----
Restructuring reserve at December 31, 2002...........          0.3          *           0.6   0.9
Amounts expended in 2003.............................          0.1          *           0.5   0.6
                                                      ------------ ----------  ------------ -----
Restructuring reserve at December 31, 2003........... $        0.2 $       --  $        0.1 $ 0.3
                                                      ============ ==========  ============ =====
Positions to be eliminated under original plan.......           27         63             9    99
Actual positions eliminated through December 31, 2003           26         62            19   107
Expected completion date.............................  1st Quarter  Completed   2nd Quarter
                                                              2004       2003          2004

--------
* Amount is less than $0.1 million.

The Lincoln National Life Insurance Company

2002 Restructuring Plan
During the second quarter of 2002, Lincoln Retirement completed a review of its entire internal information technology organization. As a result of that review, Lincoln Retirement decided in the second quarter of 2002 to reorganize its IT organization in order to better align the activities and functions conducted within its own organization and its IT service providers. This change was made in order to focus Lincoln Retirement on its goal of achieving a common administrative platform for its annuities products, to better position the organization and its service providers to respond to changing market conditions, and to reduce overall costs in response to increased competitive pressures. The following table provides information about this restructuring plan.

                                                               Lincoln
                                                             Retirement
                                                            -------------
                                                            (in millions)
                                                            -------------
      Employee severance and termination benefits..........          $1.6
                                                            =============
      2002 Restructuring Charge (pre-tax)..................           1.6
      Amounts expended in 2002.............................           0.9
                                                            -------------
        Restructuring reserve at December 31, 2002.........           0.7
      Amounts expended in 2003.............................           0.7
                                                            -------------
        Restructuring reserve at December 31, 2003.........          $ --
                                                            =============
      Positions to be eliminated under original plan.......            49
      Actual positions eliminated through December 31, 2003            49
                                                            Completed 3rd
                                                             Quarter 2003

2003 Restructuring Plan
In January 2003, the Life Insurance segment announced that it was realigning its operations in Hartford, Connecticut and Schaumburg, Illinois to enhance productivity, efficiency and scalability while positioning the segment for future growth. In February 2003, Lincoln Retirement announced plans to consolidate its fixed annuity operations in Schaumburg, Illinois into Fort Wayne, Indiana. In June 2003, LNL announced that it was combining its retirement and life insurance businesses into a single operating unit focused on providing wealth accumulation and protection, income distribution and wealth transfer products. The realigned organization is expected to significantly reduce operating expenses while positioning LNL for future growth and to take advantage of the recent market recovery. In August 2003, LNL announced additional realignment activities, which impact all of LNL's domestic operations. The following table provides information about the 2003 restructuring plans.

                                                                             Life         Fixed
                                                                          Insurance      Annuity    Realignment
                                                                         Realignment  Consolidation    June/
                                                                         January 2003 February 2003 August 2003  Total
                                                                         ------------ ------------- ------------ ------
                                                                                         (in millions)
                                                                         ----------------------------------------------
Total expected charges as December 31, 2003............................. $       21.0 $        5.0  $       81.0 $107.0
                                                                         ============ ============  ============ ======
Amounts incurred through December 31, 2003
Employee severance and termination benefits............................. $        7.0 $        1.8  $       20.3 $ 29.1
Write-off of impaired assets............................................          1.9           --           1.9    3.8
Other costs:
Rent on abandoned office space..........................................          6.0          2.2            --    8.2
Other...................................................................          2.8          0.2           1.4    4.4
                                                                         ------------ ------------  ------------ ------
Total 2003 Restructuring Charges (pre-tax)..............................         17.7          4.2          23.6   45.5
Amounts expended........................................................         16.3          3.6          12.1   32.0
                                                                         ------------ ------------  ------------ ------
Restructuring reserve at December 31, 2003.............................. $        1.4 $        0.6  $       11.5 $ 13.5
                                                                         ============ ============  ============ ======
Additional amounts expended that do not qualify as restructuring charges $        2.0 $        0.5  $        4.7 $  7.2
Expense savings realized in 2003 (pre-tax)..............................         20.0          3.0           4.4   27.4
Total expected annual expense savings (pre-tax)......................... $       20.0 $        6.4  $       86.6 $113.0
                                                                         ============ ============  ============ ======
Expected completion date                                                  2nd Quarter  2nd Quarter   1st Quarter
                                                                                 2006         2006          2006

Pre-tax restructuring charges for the June/August realignment activities for the year ended December 31, 2003 were reported in the following segments:
Retirement ($16.0 million), Life Insurance ($1.7 million) and Other Operations ($5.9 million).

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
13. Transactions with Affiliates


Cash and short-term investments at December 31, 2003 and 2002 include LNL's participation in a cash management agreement with LNC of $301.3 million and $257.2 million, respectively. Related investment income amounted to $3.3 million, $5.1 million and $15.1 million in 2003, 2002 and 2001, respectively. Short-term debt of $41.9 million and $103.7 million at December 31, 2003 and 2002, respectively, represents notes payable to LNC. Total interest expense for this short-term debt was $1.3 million, $1.3 million and $2.6 million in 2003, 2002 and 2001, respectively. As shown in Note 5, LNC supplied funding to LNL totaling $1.250 billion in exchange for surplus notes. The interest expense on these surplus notes was $78.0 million per year in 2003, 2002 and 2001.

A transfer pricing arrangement is in place between LFD and Delaware Management Holdings, Inc. ("DMH") related to the wholesaling of DMH's investment products. As a result, LNL received fees of $17.7 million, $16.3 million, and $12.7 million from DMH for transfer pricing in 2003, 2002, and 2001.

LNL paid fees paid of $76.2 million, $95.3 million and $98.3 million to DMH for investment management services in 2003, 2002 and 2001, respectively.

LNL provides services to and receives services from affiliated companies plus it receives an allocation of corporate overhead from LNC. This allocation is based on a calculation that utilizes income and equity of the business units. These activities with affiliated companies resulted in net payments of $77.0 million, $79.7 million and $65.2 million in 2003, 2002 and 2001, respectively.

LNL cedes and accepts reinsurance from affiliated companies. Prior to the third quarter of 2003, no new reinsurance transactions had been executed between LNL and its affiliates since the sale of the reinsurance operations to Swiss Re. Those reinsurance deals between LNL and affiliates that were in place at the time of the sale continue to be in place as of December 31, 2003. Effective July 1, 2003, LNL entered into an Automatic Indemnity Reinsurance Agreement with Lincoln National Reinsurance Company (Barbados) Limited ("LNR Barbados"). Under this agreement, LNL has ceded certain Guaranteed Benefit risks (including certain GMDB and GMWB benefits) to LNR Barbados. During the fourth quarter of 2003, LNL entered into an additional arrangement with LNR Barbados relating to certain risks for certain UL policies, which resulted from recent actuarial reserving guidelines. As of December 31, 2003 and 2002, all of these transactions are between LNL and LNR Barbados and LNL and Lincoln Assurance Limited. As of December 31, 2001, there were also reinsurance transactions in place between LNL and Lincoln Ireland. LNC's investment in Lincoln Ireland was put to Swiss
Re in May 2002. Premiums in the accompanying statements of income include premiums on insurance business accepted under reinsurance contracts and exclude premiums ceded to other affiliated companies, as follows:

                                       Year Ended December 31
                                        2003     2002   2001
                                       ------   ------ ------
                                          (in millions)
                                       --------------------
                     Insurance assumed $   --   $   -- $  0.6
                     Insurance ceded..  158.0    100.4  145.9

The balance sheets include reinsurance balances with affiliated companies as follows:

                                                        December 31
                                                        2003   2002
                                                       ------ ------
                                                       (in millions)
                                                       -------------
            Future policy benefits and claims
             assumed.................................. $  4.6 $  4.1
            Future policy benefits and claims ceded...  862.5  865.8
            Amounts recoverable from reinsurers on
             paid and unpaid losses...................   95.2   99.4
            Reinsurance payable on paid losses........    7.0    5.7
            Funds held under reinsurance treaties--net
             liability................................  727.9  735.5

Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, LNL holds assets from the reinsurer, including funds held under reinsurance treaties, and is the beneficiary on letters of credit aggregating $490.0 million and $140.2 million at December 31, 2003 and 2002, respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement. At December 31, 2003 and 2002, LNC had guaranteed $490.0 million and $140.2 million, respectively, of these letters of credit. At December 31, 2001, LNL had a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $101.6 million for statutory surplus relief received under financial reinsurance ceded agreements. As of December 31, 2003 and 2002, LNL did not have any statutory surplus relief transactions with affiliates.

Report of Ernst & Young LLP
Independent Auditors

Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying consolidated balance sheets of The Lincoln National Life Insurance Company as of December 31, 2003 and 2002, and the related consolidated statements of income, shareholder's equity and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Lincoln National Life Insurance Company at December 31, 2003 and 2002, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 2 to the consolidated financial statements, in 2003 the Company changed its method of accounting for stock compensation costs, certain reinsurance arrangements and costs associated with exit or disposal activities. Also, as discussed in Note 2 to the consolidated financial statements, in 2002 the Company changed its method of accounting for goodwill and its related amortization, and in 2001 the Corporation changed its method of accounting for derivative instruments and hedging activities as well as its method of accounting for impairment of certain investments.

/s/ Ernst & Young LLP
Philadelphia, Pennsylvania
February 6, 2004

PERFORMANCE DATA

Performance data may appear in sales literature or reports to owners or prospective buyers.

Past performance cannot guarantee comparable future results. Performance data reflects the time period shown on a rolling monthly basis and is based on Sub-Account level values adjusted for your policy's expenses.

Data reflects:
- an annual reduction for fund management fees and expenses, and
- a policy level mortality and expense charge applied on a daily equivalent basis, but
- no deductions for additional policy expenses (i.e., premium loads, administrative fees, and cost of insurance charges), which, if included, would have resulted in lower performance.

These charges and deductions can have a significant effect on policy values and benefits. Ask your financial representative for a personalized illustration reflecting these costs.

Sub-Account performance figures are historical and include change in share price, reinvestment of dividends and capital gains and are net of the asset management expenses that can be levied against the Sub-Account.

The Average Annual Returns in the table below are calculated in two ways, one for Money Market Sub-Account, one for all other Sub-Accounts. Both are according to methods prescribed by the SEC.

Money Market Sub-Account:

The Average Annual Return is the income generated by an investment in the Money Market Sub-Account over a seven-day period, annualized. The process of annualizing results when the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment.

The Money Market Sub-Account's return is determined by :

     a) calculating the change in unit value for the base period (the 7-day period ended December 31, of the previous year); then

     b) dividing this figure by the account value at the beginning of the period; then
     c) annualizing this result by the factor of 365/7.

Other Sub-Accounts:

The Average Annual Return for each period is determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula:

                    P(1 + T)n = ERV

Where:    P = a hypothetical initial purchase payment of $1,000
          T = average annual total return for the period in question
          N = number of years
          ERV = ending redeemable value (as of the end of the period in question) of a hypothetical $1,000 purchase payment made at the beginning of the 1-year, 3-year, 5-year, or 10-year period in question (or fractional period thereof)

The formula assumes that:

          (1) all recurring fees have been charged to the policy owner's accounts; and
          (2) there will be a complete redemption upon the anniversary of the 1-year, 3-year, 5-year, or 10-year period in question.

In accordance with SEC guidelines, we report Sub-Account performance back to the first date that the fund became available, which could pre-date its inclusion in this product. Where the length of the performance reporting period exceeds the period for which the fund was available, Sub-Account performance will show an "N/A".

                           PART C -- OTHER INFORMATION

Item 27.

                                    EXHIBITS

      (1) Resolution of the Board of Directors of The Lincoln National Life Insurance Company and related documents authorizing establishment of the Account.(1)

      (2) Commission Schedule for Variable Life Policies.(3)

      (3) Selling Agreement between The Lincoln National Life Insurance Company and Lincoln Financial Advisors Corp.(6) and an amendment dated
          August 1, 2001(10)

      (4) (a)  Form of Contract LN 655, Form of Application B10409(5)

          (b)  Riders(1)

          (c)  Estate Tax Repeal Rider -- Policy Form LR511(9)

          (d)  Coverage Protection Rider, Form LN655.(7)

          (e)  Death Benefit Option 3 Amendment, Form B10425.(7)

          (f)  No-Lapse Provision Amendment -- Policy Form B10431(10)

      (5) (a)  Form of Policy and Application.(1)

          (b)  Proposed Form of Addendum to Application -- Policy Form B15(8)

      (6) (a) Articles of Incorporation of The Lincoln National Life Insurance Company.(4)

          (b)  Bylaws of The Lincoln National Life Insurance Company.(4)

      (7) Form of Reinsurance Contracts(11)

      (8) Fund Participation Agreements, and amendments thereto, between The Lincoln National Life Insurance Company and:


          (a)  AIM Variable Insurance Funds(13)

          (b)  AllianceBernstein Variable Products Series Fund, Inc.(13)

          (c)  American Century Variable Portfolios, Inc.(13)

          (d)  American Funds Insurance Series(13)

          (e)  Baron Capital Funds Trust(13)

          (f)  Scudder Investment VIT Funds(13)

          (g)  Delaware VIP Trust(13)

          (h)  Fidelity Variable Insurance Products(13)

          (i)  Franklin Templeton Variable Insurance Products Trust(13)

          (j)  Janus Aspen Series(13)

          (k)  Lincoln Variable Insurance Products Trust(13)

          (l)  MFS Variable Insurance Trust(13)

          (m)  Neuberger Berman Advisers Management Trust(13)

          (n)  Putnam Variable Trust(13)

      (9) Services Agreement(2), and amendments thereto(12), between The Lincoln National Life Insurance Company (and affiliates) and Delaware Management Holdings, Inc., Delaware Service Company, Inc.


     (10) Not applicable.

     (11) Opinion and Consent of Robert A. Picarello, Esq.

     (12) Not Applicable.

     (13) Not Applicable.

     (14) Consent of Ernst & Young LLP, Independent Auditors.

     (15) Not applicable.

     (16) Not applicable.

     (17) Not applicable.

Item 28.

                     DIRECTORS AND OFFICERS OF THE DEPOSITOR


Jon A. Boscia**                  President and Director

John H. Gotta***                 Executive Vice President, Chief Executive Officer of Life
                                 Insurance and Retirement Services and Director

Gary W. Parker ***               Senior Vice President and Chief Product Officer

C. Suzanne Womack**              Secretary and Second Vice President

Eldon J. Summers*                Second Vice President and Treasurer

Richard C. Vaughan**             Director

Todd R. Stephenson*              Senior Vice President, Chief Financial Officer and Director

Dennis L. Schoff**               Senior Vice President and General Counsel

Christine S. Frederick***        Vice President and Chief Compliance Officer

See Yeng Quek****                Director, Chief Investment Officer and Chairman of the Investment Committee

Barbara S. Kowalczyk**           Director

Jude T. Driscoll****             Director


----------

* Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506

** Principal business address is Center Square West Tower, 1500 Market Street-Suite 3900, Philadelphia, PA 19102-2112

***  Principal business address is 350 Church Street, Hartford, CT 06103

**** Principal business address is One Commerce Square, 2005 Market Street, 39th
     Floor, Philadelphia, PA 19103-3682


Item 29.

               PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
                         THE DEPOSITOR OR THE REGISTRANT


          Organizational Chart of the Lincoln National Corporation Insurance Company Holding Company System.(13)

Item 30.

                                 INDEMNIFICATION

(a)       Brief description of indemnification provisions:

          In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

          In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

          Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.

                             PRINCIPAL UNDERWRITERS


(a) Lincoln Life is the principal underwriter for Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln Life Flexible Premium Variable Life Account D; Lincoln National Flexible Premium Variable Life Account F; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; Lincoln Life Flexible Premium Variable Life Account Y; Lincoln National Variable Annuity Account 53.


(b)       See Item 28.

(c)       N/A

Item 32.

                        LOCATION OF ACCOUNTS AND RECORDS

          All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by the Lincoln National Life Insurance Company ("Lincoln Life"), 1300 S. Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.

Item 33.

                               MANAGEMENT SERVICES

          Not Applicable.

Item 34.

                               FEE REPRESENTATION

          Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

----------
(1) Incorporated by references to Registrant's registration statement on Form S-6 (File No. 333-43107) filed on December 23, 1997

(2) Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N1-A (File No. 2-80741, 811-3211) filed on April 10, 2000.

(3) Incorporated by reference to Registration Statement on Form S-6 (File No. 333-42479) filed on April 28, 1998.
(4) Incorporated by reference to Registration Statement on Form N-4 (File No. 33-27783) filed on December 5, 1996.
(5) Incorporated by Reference to Registration Statement on Form S-6 (File 333-33782) filed on March 30, 2000.
(6) Incorporated by reference to Post-Effective Amendment No. 1 on Form S-6 (File No. 333-82663) filed on April 13, 2000.
(7) Incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-33782) filed on April 17, 2001.
(8) Incorporated by reference to Registration Statement on Form S-6 (File No. 333-84360) filed on March 15, 2002.
(9) Incorporated by reference to Post-Effective Amendment No. 4 on Form S-6 (File No. 333-33782) filed on September 14, 2001.
(10) Incorporated by reference to Post-Effective Amendment No. 5 on Form S-6 (File No. 333-33782) filed on April 17, 2002.
(11) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (file No. 333-84360) filed on April 23, 2003.

(12) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-43373) filed on April 4, 2002.
(13) Incorporated by reference to Post-Effective Amendment No. 8 on Form N-6 (File No. 333-84370) filed on April 1, 2004.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life Flexible Premium Variable Life Separate Account R, has duly caused this Post-Effective Amendment No. 8 to the Registration Statement on Form N-6 (File No. 333-33782; 811-08579; CIK: 0001051932) to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut on the 15th day of April, 2004. Registrant certifies that this amendment meets all of the requirements pursuant to Rule 485(b) under the Securities Act of 1933.


                          LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE SEPARATE ACCOUNT R (REGISTRANT)


                          By                /S/ GARY W. PARKER
                             ---------------------------------------------------
                                              Gary W. Parker
                               SENIOR VICE PRESIDENT AND CHIEF PRODUCT OFFICER
                                 THE LINCOLN NATIONAL LIFE INSURANCE COMPANY


                          THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                          (DEPOSITOR)


                          By                /S/ GARY W. PARKER
                             ---------------------------------------------------
                                              Gary W. Parker
                               SENIOR VICE PRESIDENT AND CHIEF PRODUCT OFFICER

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement (File No. 333-33782; 811-08579; CIK: 0001051932) has been signed below on April 15, 2004 by the following persons, as officers and directors of the Depositor, in the capacities indicated:



                      SIGNATURE                                                  TITLE
                      ---------                                                  -----
                  /S/ JON A. BOSCIA*                    President and Director
-----------------------------------------------------   (Principal Executive Officer)
                     Jon A. Boscia


                  /S/ JOHN H. GOTTA*                    Executive Vice President, Chief Executive Officer
-----------------------------------------------------   of Life Insurance and Retirement Services and Director
                     John H. Gotta


                /S/ TODD R. STEPHENSON*                 Senior Vice President, Chief Executive Financial Officer
-----------------------------------------------------   and Director (Principal Financial Officer and Principal
                  Todd R. Stephenson                    Accounting Officer)


                  /S/ SEE YENG QUEK*                    Director, Chief Investment Officer and Chairman of the
-----------------------------------------------------   Investment Committee
                     See Yeng Quek


                 /S/ JUDE T. DRISCOLL*                  Director
-----------------------------------------------------
                   Jude T. Driscoll


                /S/ RICHARD C. VAUGHAN*                 Director
-----------------------------------------------------
                  Richard C. Vaughan


               /S/ BARBARA S. KOWALCZYK*                Director
-----------------------------------------------------
                 Barbara S. Kowalczyk




* By                             /S/ GARY W. PARKER
      ------------------------------------------------------------------
      Gary W. Parker, pursuant to a Power of Attorney Incorporated by reference to Registration Statement, Form N-6, File No. 333-84370, filed on April 1, 2004